UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2016

Item 1.

Reports to Stockholders
Spartan® Total Market Index Fund Class F Annual Report February 29, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2016	Past 1 year	Past 5 years	Past 10 years
Class F	(7.91)%	9.56%	6.45%

 The initial offering of Class F shares took place on September 24, 2009. Returns prior to September 24, 2009 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Class F on February 28, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

See above for additional information regarding the performance of Class F.

Period Ending Values
$18,678	Spartan® Total Market Index Fund - Class F
$18,727	Dow Jones U.S. Total Stock Market Index℠

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index returned -6.19% for the year ending February 29, 2016. Largely range-bound for the first half of the period, U.S. stocks suffered a steep, late-summer decline on concern about an economic slowdown in China. The market recovered in October, lifted by the U.S. Federal Reserve's decision to delay raising near-term interest rates until mid-December. Investors also drew courage from a rate cut in China and economic stimulus in Europe. But continued oil-price weakness and U.S.-dollar strength, plus fresh worries about China and the Middle East, pushed the S&P 500® to its worst January since 2009, followed by a volatile but ultimately flattish February. Overall, growth-oriented and larger-cap stocks fared better than value and smaller-cap complements. In this environment, the tech-heavy Nasdaq Composite Index® returned -7.07% for the 12 months; the Russell 2000® Index, -14.97%. Few sectors within the broad-market S&P 500® gained ground, with a wide gap separating leaders from laggards. Despite increased competition among wireless carriers, telecommunication services (+8%) led the way, followed by the more defensive utilities sector (+6%). Rising wages and low inflation buoyed consumer staples (+4%), less so consumer discretionary (0%). Meanwhile, energy (-24%) foundered amid commodity weakness that also hurt materials (-17%). The financials sector (-12%) struggled as well.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund's share classes struggled along with the stock market, posting returns of roughly -8%, nearly in line with the Dow Jones U.S. Total Stock Market Index℠. The biggest individual detractor was consumer electronics and personal computer manufacturer Apple, which struggled, as investors were concerned about a possible decline in iPhone sales. Also in the information technology sector, communications chipmaker Qualcomm performed poorly, reflecting weaker-than-expected earnings and difficulty obtaining licensing revenue from Chinese customers. Elsewhere, various energy companies – led by exploration and production firms ConocoPhillips (-46%) and Chevron (-18%) and pipeline operator Kinder Morgan (-54%) – saw their shares drop along with the price of oil. As a group, energy stocks were by far the weakest performers in the index. In another poor-performing category, financials, Citigroup, Bank of America and Wells Fargo lost ground, as it became clear that interest rates would not rise as quickly as anticipated. In turn, this made for a less profitable lending environment for these and other banks. On the positive side, several technology companies were meaningful contributors, led by software maker Microsoft. Social networking leader Facebook and Internet search giant Alphabet, parent company of Google, also contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	3.0
Microsoft Corp.	2.0	1.6
Exxon Mobil Corp.	1.6	1.4
Johnson & Johnson	1.4	1.2
General Electric Co.	1.3	1.1
Berkshire Hathaway, Inc. Class B	1.2	1.1
Facebook, Inc. Class A	1.2	0.9
AT&T, Inc.	1.1	0.9
Procter & Gamble Co.	1.1	0.9
Wells Fargo & Co.	1.0	1.2
	14.5

Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	18.8
Financials	17.5	17.9
Health Care	14.1	14.8
Consumer Discretionary	13.5	13.5
Industrials	10.6	10.5
Consumer Staples	9.3	8.3
Energy	5.8	6.5
Utilities	3.4	3.0
Materials	3.1	3.2
Telecommunication Services	2.5	2.2

Investments February 29, 2016

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	110,253	$1,611,899
Autoliv, Inc. (b)	129,417	13,747,968
BorgWarner, Inc.	311,707	10,186,585
Clean Diesel Technologies, Inc. (a)(b)	42,378	29,076
Cooper Tire & Rubber Co.	72,740	2,858,682
Cooper-Standard Holding, Inc. (a)(b)	27,202	1,992,547
Dana Holding Corp.	208,374	2,592,173
Delphi Automotive PLC	396,399	26,431,885
Dorman Products, Inc. (a)(b)	47,584	2,406,323
Drew Industries, Inc.	37,718	2,270,246
Federal-Mogul Corp. Class A (a)	65,766	477,461
Fox Factory Holding Corp. (a)	28,748	429,208
Fuel Systems Solutions, Inc. (a)	20,668	93,213
Gentex Corp. (b)	415,639	6,051,704
Gentherm, Inc. (a)	48,381	2,017,488
Horizon Global Corp. (a)	22,811	201,421
Johnson Controls, Inc.	926,946	33,796,451
Lear Corp.	103,907	10,530,974
Metaldyne Performance Group, Inc. (b)	30,783	439,581
Modine Manufacturing Co. (a)	62,657	593,988
Motorcar Parts of America, Inc. (a)	25,941	894,965
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)	28,606	20,596
Shiloh Industries, Inc. (a)	7,922	34,381
Spartan Motors, Inc.	44,931	161,302
Standard Motor Products, Inc.	32,576	980,863
Stoneridge, Inc. (a)	33,804	407,000
Strattec Security Corp.	4,334	222,941
Superior Industries International, Inc.	39,790	785,853
Sypris Solutions, Inc. (a)	16,848	14,321
Tenneco, Inc. (a)	83,068	3,781,255
The Goodyear Tire & Rubber Co.	369,580	11,131,750
Tower International, Inc.	25,690	551,307
UQM Technologies, Inc. (a)(b)	38,648	23,382
Visteon Corp.	50,405	3,524,318
		141,293,107
Automobiles - 0.6%
Ford Motor Co.	5,463,350	68,346,509
General Motors Co.	1,990,073	58,587,749
Harley-Davidson, Inc.	281,657	12,159,133
Tesla Motors, Inc. (a)(b)	142,118	27,276,708
Thor Industries, Inc.	80,180	4,440,368
Winnebago Industries, Inc. (b)	39,123	732,774
		171,543,241
Distributors - 0.1%
Core-Mark Holding Co., Inc.	37,639	2,771,360
Educational Development Corp.	2,866	32,500
Fenix Parts, Inc. (b)	13,969	69,566
Genuine Parts Co.	210,267	18,955,570
LKQ Corp. (a)	429,119	11,843,684
Pool Corp.	56,544	4,538,787
VOXX International Corp. (a)	18,073	72,111
Weyco Group, Inc.	5,169	140,700
		38,424,278
Diversified Consumer Services - 0.2%
2U, Inc. (a)(b)	52,685	1,177,510
American Public Education, Inc. (a)	20,589	317,688
Apollo Education Group, Inc. Class A (non-vtg.) (a)	147,069	1,204,495
Ascent Capital Group, Inc. (a)(b)	16,905	234,980
Bridgepoint Education, Inc. (a)	19,443	123,074
Bright Horizons Family Solutions, Inc. (a)	60,651	3,843,454
Cambium Learning Group, Inc. (a)	12,514	55,562
Capella Education Co.	13,812	638,667
Career Education Corp. (a)	92,297	232,588
Carriage Services, Inc.	24,048	495,629
Chegg, Inc. (a)(b)	67,008	287,464
Collectors Universe, Inc.	4,772	76,113
DeVry, Inc. (b)	76,042	1,388,527
Graham Holdings Co.	6,749	3,294,254
Grand Canyon Education, Inc. (a)	72,456	2,824,335
H&R Block, Inc. (b)	339,125	11,150,430
Houghton Mifflin Harcourt Co. (a)	170,821	3,213,143
ITT Educational Services, Inc. (a)	22,063	64,865
K12, Inc. (a)	45,198	442,488
Liberty Tax, Inc. (b)	8,571	145,536
LifeLock, Inc. (a)(b)	121,981	1,345,450
Lincoln Educational Services Corp. (a)	15,671	41,685
National American University Holdings, Inc.	5,378	8,390
Regis Corp. (a)	52,945	758,702
Service Corp. International	271,822	6,393,253
ServiceMaster Global Holdings, Inc. (a)	192,610	7,305,697
Sotheby's Class A (Ltd. vtg.) (b)	86,398	1,965,555
Strayer Education, Inc. (a)	14,558	657,003
Universal Technical Institute, Inc.	29,419	115,028
Weight Watchers International, Inc. (a)(b)	37,785	444,729
		50,246,294
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	314,447	9,879,925
Belmond Ltd. Class A (a)	124,751	1,146,462
Biglari Holdings, Inc. (a)	2,475	912,582
BJ's Restaurants, Inc. (a)	35,904	1,582,648
Bloomin' Brands, Inc.	203,436	3,517,408
Bob Evans Farms, Inc.	27,901	1,197,232
Bojangles', Inc. (a)(b)	24,608	355,832
Boyd Gaming Corp. (a)(b)	116,149	2,011,701
Bravo Brio Restaurant Group, Inc. (a)	12,451	97,242
Brinker International, Inc.	84,914	4,228,717
Buffalo Wild Wings, Inc. (a)(b)	25,209	3,999,408
Caesars Entertainment Corp. (a)(b)	56,403	509,883
Carnival Corp. unit	648,205	31,087,912
Carrols Restaurant Group, Inc. (a)	43,906	582,633
Century Casinos, Inc. (a)	28,742	193,434
Chipotle Mexican Grill, Inc. (a)(b)	43,978	22,391,838
Choice Hotels International, Inc.	53,065	2,750,359
Churchill Downs, Inc.	18,170	2,464,215
Chuy's Holdings, Inc. (a)(b)	19,492	624,524
ClubCorp Holdings, Inc.	87,722	1,164,071
Cosi, Inc. (a)(b)	30,434	19,295
Cracker Barrel Old Country Store, Inc. (b)	37,351	5,529,816
Darden Restaurants, Inc. (b)	157,343	10,051,071
Dave & Buster's Entertainment, Inc. (a)	34,931	1,289,303
Del Frisco's Restaurant Group, Inc. (a)	28,720	443,437
Del Taco Restaurants, Inc. (a)	75,328	815,802
Denny's Corp. (a)	117,334	1,212,060
Diamond Resorts International, Inc. (a)(b)	93,410	2,035,404
DineEquity, Inc. (b)	27,200	2,487,984
Domino's Pizza, Inc.	74,049	9,851,479
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,689
Dover Motorsports, Inc.	9,993	22,284
Dunkin' Brands Group, Inc.	131,377	6,119,541
El Pollo Loco Holdings, Inc. (a)(b)	42,298	546,067
Eldorado Resorts, Inc. (a)	30,709	307,397
Empire Resorts, Inc. (a)(b)	4,022	49,792
Entertainment Gaming Asia, Inc. (a)	2,060	4,099
Extended Stay America, Inc. unit	100,289	1,482,271
Famous Dave's of America, Inc. (a)(b)	7,623	44,366
Fiesta Restaurant Group, Inc. (a)(b)	37,794	1,251,737
Fogo de Chao, Inc.	4,278	68,448
Golden Entertainment, Inc. (a)	1,436	14,863
Good Times Restaurants, Inc. (a)(b)	7,939	33,661
Habit Restaurants, Inc. Class A (a)(b)	13,363	277,683
Hilton Worldwide Holdings, Inc.	747,231	15,527,460
Hyatt Hotels Corp. Class A (a)(b)	40,191	1,854,815
Ignite Restaurant Group, Inc. (a)(b)	4,841	15,733
International Speedway Corp. Class A	39,245	1,353,560
Interval Leisure Group, Inc. (b)	54,818	709,893
Intrawest Resorts Holdings, Inc. (a)(b)	22,150	189,383
Isle of Capri Casinos, Inc. (a)	30,947	351,248
J. Alexanders Holdings, Inc. (a)	20,559	213,402
Jack in the Box, Inc.	48,147	3,310,106
Jamba, Inc. (a)(b)	19,136	253,935
Kona Grill, Inc. (a)(b)	8,466	125,466
Krispy Kreme Doughnuts, Inc. (a)(b)	100,846	1,476,385
La Quinta Holdings, Inc. (a)	115,379	1,253,016
Las Vegas Sands Corp.	518,808	25,048,050
Lindblad Expeditions Holdings (a)	22,275	215,177
Luby's, Inc. (a)	14,614	72,339
Marcus Corp.	26,625	497,355
Marriott International, Inc. Class A (b)	280,107	19,089,292
Marriott Vacations Worldwide Corp.	38,724	2,344,738
McDonald's Corp.	1,294,309	151,680,072
MGM Mirage, Inc. (a)	672,280	12,726,260
Monarch Casino & Resort, Inc. (a)	11,528	231,943
Morgans Hotel Group Co. (a)	27,678	40,963
Nathan's Famous, Inc. (a)(b)	3,561	179,866
Noodles & Co. (a)(b)	28,579	366,669
Norwegian Cruise Line Holdings Ltd. (a)	225,639	11,085,644
Panera Bread Co. Class A (a)	33,222	6,883,598
Papa John's International, Inc. (b)	38,520	2,239,938
Papa Murphy's Holdings, Inc. (a)(b)	22,690	245,733
Penn National Gaming, Inc. (a)	107,531	1,488,229
Pinnacle Entertainment, Inc. (a)	78,730	2,276,084
Planet Fitness, Inc. (a)(b)	15,590	223,405
Popeyes Louisiana Kitchen, Inc. (a)(b)	35,356	1,926,548
Potbelly Corp. (a)	30,614	384,206
Rave Restaurant Group, Inc. (a)(b)	9,079	47,211
RCI Hospitality Holdings, Inc.	5,726	50,561
Red Lion Hotels Corp. (a)	6,989	51,579
Red Robin Gourmet Burgers, Inc. (a)(b)	21,139	1,376,149
Royal Caribbean Cruises Ltd. (b)	241,980	17,996,053
Ruby Tuesday, Inc. (a)(b)	88,086	465,975
Ruth's Hospitality Group, Inc.	42,076	739,275
Scientific Games Corp. Class A (a)(b)	70,193	597,342
SeaWorld Entertainment, Inc.	103,555	1,873,310
Shake Shack, Inc. Class A (b)	8,653	360,224
Six Flags Entertainment Corp.	119,451	6,075,278
Sonic Corp.	74,649	2,192,441
Speedway Motorsports, Inc.	23,497	428,115
Starbucks Corp.	2,094,783	121,937,318
Starwood Hotels & Resorts Worldwide, Inc.	234,365	16,196,965
Texas Roadhouse, Inc. Class A	107,584	4,487,329
The Cheesecake Factory, Inc.	58,805	2,934,370
Town Sports International Holdings, Inc. (a)	13,107	14,680
Vail Resorts, Inc.	54,383	6,928,938
Wendy's Co.	363,065	3,401,919
Wingstop, Inc. (b)	9,647	229,792
Wyndham Worldwide Corp. (b)	161,084	11,733,359
Wynn Resorts Ltd. (b)	115,887	9,558,360
Yum! Brands, Inc.	579,198	41,974,479
Zoe's Kitchen, Inc. (a)(b)	27,188	949,677
		653,138,785
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	12,950	401,191
Beazer Homes U.S.A., Inc. (a)	40,506	296,504
CalAtlantic Group, Inc.	115,129	3,493,014
Cavco Industries, Inc. (a)	12,220	991,531
Century Communities, Inc. (a)	18,579	292,433
Comstock Holding Companies, Inc. (a)	1,496	2,483
CSS Industries, Inc.	16,118	436,314
D.R. Horton, Inc.	449,767	12,017,774
Dixie Group, Inc. (a)(b)	11,105	49,861
Emerson Radio Corp. (a)	23,724	21,826
Ethan Allen Interiors, Inc. (b)	36,464	1,040,318
Flexsteel Industries, Inc.	9,186	375,064
Garmin Ltd. (b)	171,103	6,931,383
GoPro, Inc. Class A (a)(b)	103,866	1,233,928
Green Brick Partners, Inc. (a)(b)	37,398	228,502
Harman International Industries, Inc.	106,630	8,176,388
Helen of Troy Ltd. (a)(b)	38,566	3,677,654
Hooker Furniture Corp.	13,495	430,760
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	267,516
Installed Building Products, Inc. (a)	20,583	459,824
iRobot Corp. (a)(b)	45,351	1,421,300
Jarden Corp. (a)	294,274	15,561,209
KB Home (b)	112,206	1,368,913
Koss Corp. (a)	2,669	5,738
La-Z-Boy, Inc.	79,546	1,936,945
Leggett& Platt, Inc.	188,164	8,403,404
Lennar Corp. Class A (b)	282,096	11,831,106
LGI Homes, Inc. (a)(b)	15,810	375,329
Libbey, Inc.	30,735	511,123
Lifetime Brands, Inc.	10,885	130,185
M.D.C. Holdings, Inc.	56,801	1,255,870
M/I Homes, Inc. (a)(b)	33,201	583,342
Meritage Homes Corp. (a)(b)	46,552	1,511,543
Mohawk Industries, Inc. (a)	87,734	15,768,432
NACCO Industries, Inc. Class A	6,219	307,281
New Home Co. LLC (a)(b)	11,951	120,108
Newell Rubbermaid, Inc. (b)	383,075	14,560,681
NVR, Inc. (a)	5,363	8,779,231
PulteGroup, Inc.	446,640	7,677,742
Skullcandy, Inc. (a)	12,653	44,792
Skyline Corp. (a)	21,741	87,616
Stanley Furniture Co., Inc. (a)	5,699	14,475
Taylor Morrison Home Corp. (a)(b)	40,708	566,248
Tempur Sealy International, Inc. (a)(b)	91,766	5,292,145
Toll Brothers, Inc. (a)	226,510	6,217,700
TopBuild Corp. (a)	49,387	1,332,461
TRI Pointe Homes, Inc. (a)(b)	234,174	2,414,334
Tupperware Brands Corp.	71,204	3,557,352
Turtle Beach Corp. (a)(b)	6,672	6,739
UCP, Inc. (a)	9,479	57,727
Universal Electronics, Inc. (a)	22,307	1,185,394
Vuzix Corp. (a)(b)	16,394	93,118
WCI Communities, Inc. (a)	24,951	430,405
Whirlpool Corp.	108,257	16,814,477
William Lyon Homes, Inc. (a)(b)	35,265	418,243
Zagg, Inc. (a)(b)	38,365	399,763
		171,866,739
Internet & Catalog Retail - 1.7%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	246,562
Amazon.com, Inc. (a)	544,055	300,601,269
Blue Nile, Inc.	17,894	466,318
Etsy, Inc. (b)	36,404	289,048
EVINE Live, Inc. (a)	71,405	36,352
Expedia, Inc.	166,017	17,284,030
FTD Companies, Inc. (a)(b)	25,393	590,387
Gaiam, Inc. Class A (a)	12,609	71,493
Groupon, Inc. Class A (a)(b)	645,768	3,086,771
HSN, Inc.	48,658	2,583,253
Lands' End, Inc. (a)(b)	26,352	634,029
Liberty Interactive Corp.:
(Venture Group) Series A (a)	213,209	7,822,638
QVC Group Series A (a)	678,792	17,227,741
Liberty TripAdvisor Holdings, Inc. (a)	92,302	1,882,038
Netflix, Inc. (a)(b)	604,711	56,486,055
NutriSystem, Inc.	38,425	781,949
Overstock.com, Inc. (a)	16,325	238,345
PetMed Express, Inc. (b)	32,292	532,818
Priceline Group, Inc. (a)	70,268	88,903,776
Shutterfly, Inc. (a)(b)	48,378	2,149,918
TripAdvisor, Inc. (a)(b)	160,329	10,036,595
U.S. Auto Parts Network, Inc. (a)	5,048	13,882
Wayfair LLC Class A (a)(b)	39,043	1,521,506
		513,486,773
Leisure Products - 0.2%
Arctic Cat, Inc.	18,718	327,191
Black Diamond, Inc. (a)(b)	32,583	140,107
Brunswick Corp.	137,381	5,844,188
Callaway Golf Co.	134,839	1,198,719
Escalade, Inc.	7,022	88,477
Hasbro, Inc.	156,173	11,848,846
JAKKS Pacific, Inc. (a)(b)	19,661	142,346
Johnson Outdoors, Inc. Class A	3,505	76,865
Leapfrog Enterprises, Inc. Class A (a)	85,630	83,061
Malibu Boats, Inc. Class A (a)	18,719	289,209
Marine Products Corp.	11,741	86,296
Mattel, Inc.	487,004	15,837,370
MCBC Holdings, Inc. (a)	4,800	63,744
Nautilus, Inc. (a)	41,820	706,340
Polaris Industries, Inc.	84,256	7,406,945
Smith & Wesson Holding Corp. (a)	80,794	2,048,936
Sturm, Ruger & Co., Inc.	28,534	2,006,226
Summer Infant, Inc. (a)	32,605	63,254
Vista Outdoor, Inc. (a)	87,436	4,310,595
		52,568,715
Media - 3.2%
A.H. Belo Corp. Class A	22,177	132,618
AMC Entertainment Holdings, Inc. Class A	30,240	726,667
AMC Networks, Inc. Class A (a)	82,576	5,412,031
Ballantyne of Omaha, Inc. (a)	17,964	73,293
Cable One, Inc.	6,260	2,682,848
Cablevision Systems Corp. - NY Group Class A	311,061	10,118,814
Carmike Cinemas, Inc. (a)	37,234	816,914
CBS Corp. Class B	618,689	29,932,174
Central European Media Enterprises Ltd. Class A (a)(b)	87,763	215,897
Charter Communications, Inc. Class A (a)(b)	107,082	19,227,644
Cinedigm Corp. (a)(b)	56,149	14,627
Cinemark Holdings, Inc.	164,899	5,458,157
Clear Channel Outdoor Holding, Inc. Class A	57,659	208,149
Comcast Corp. Class A	3,455,965	199,512,859
Crown Media Holdings, Inc. Class A (a)	54,807	240,603
Cumulus Media, Inc. Class A (a)(b)	143,016	35,754
Discovery Communications, Inc.:
Class A (a)(b)	247,368	6,184,200
Class C (non-vtg.) (a)	327,382	8,069,966
DISH Network Corp. Class A (a)	322,580	15,203,195
DreamWorks Animation SKG, Inc. Class A (a)	95,520	2,451,043
E.W. Scripps Co. Class A (b)	84,251	1,454,172
Emmis Communications Corp. Class A (a)	7,973	4,226
Entercom Communications Corp. Class A (a)(b)	25,850	295,466
Entravision Communication Corp. Class A	84,255	650,449
Gannett Co., Inc.	167,355	2,553,837
Global Eagle Entertainment, Inc. (a)(b)	63,441	570,335
Gray Television, Inc. (a)	96,772	1,116,749
Harte-Hanks, Inc.	45,482	140,539
Hemisphere Media Group, Inc. (a)(b)	10,964	151,742
Insignia Systems, Inc. (a)	5,038	13,099
Interpublic Group of Companies, Inc.	543,898	11,633,978
John Wiley & Sons, Inc. Class A	79,959	3,480,615
Journal Media Group, Inc.	21,889	263,106
Lee Enterprises, Inc. (a)	58,988	78,454
Liberty Broadband Corp.:
Class A (a)	33,151	1,667,164
Class C (a)	99,103	4,991,818
Liberty Global PLC:
Class A (a)(b)	345,647	12,733,635
Class C (a)	879,281	31,618,945
LiLAC Class A (a)	16,713	567,406
LiLAC Class C (a)(b)	47,583	1,745,820
Liberty Media Corp.:
Class A (a)	142,736	5,084,256
Class C (a)	317,834	11,092,407
Lions Gate Entertainment Corp.	133,966	2,826,683
Live Nation Entertainment, Inc. (a)	201,074	4,421,617
Loral Space & Communications Ltd. (a)	17,760	569,386
Media General, Inc. (a)(b)	134,814	2,240,609
Meredith Corp.	55,681	2,421,567
MSG Network, Inc. Class A (a)	76,074	1,249,135
National CineMedia, Inc.	85,967	1,285,207
New Media Investment Group, Inc.	54,682	854,680
News Corp.:
Class A	686,011	7,422,639
Class B	50,000	570,500
Nexstar Broadcasting Group, Inc. Class A	42,990	1,920,793
Omnicom Group, Inc.	336,353	26,171,627
Radio One, Inc. Class D (non-vtg.) (a)(b)	32,336	43,654
ReachLocal, Inc. (a)(b)	5,194	9,921
Reading International, Inc. Class A (a)	17,900	180,074
Regal Entertainment Group Class A (b)	109,971	2,165,329
RLJ Entertainment, Inc. (a)	17,180	8,762
Saga Communications, Inc. Class A	3,882	145,691
Salem Communications Corp. Class A	1,732	8,331
Scholastic Corp.	44,904	1,572,987
Scripps Networks Interactive, Inc. Class A	128,495	7,612,044
Sinclair Broadcast Group, Inc. Class A	88,523	2,732,705
Sirius XM Holdings, Inc. (a)(b)	3,124,954	11,624,829
Sizmek, Inc. (a)	26,444	86,207
Spanish Broadcasting System, Inc. Class A (a)	698	2,269
Starz Series A (a)(b)	128,013	3,224,647
Tegna, Inc.	316,572	7,800,334
The Madison Square Garden Co. (a)	30,403	4,712,465
The McClatchy Co. Class A (a)(b)	60,729	64,980
The New York Times Co. Class A (b)	193,567	2,433,137
The Walt Disney Co.	2,152,334	205,590,944
Time Warner Cable, Inc.	398,481	76,054,084
Time Warner, Inc.	1,131,852	74,928,602
Time, Inc.	144,432	2,036,491
Townsquare Media, Inc. (a)	1,285	12,529
Tribune Media Co. Class A	139,096	4,993,546
Tribune Publishing Co.	24,064	201,897
Twenty-First Century Fox, Inc.:
Class A	1,669,581	45,112,079
Class B	581,751	15,800,357
Viacom, Inc. Class B (non-vtg.)	508,252	18,729,086
World Wrestling Entertainment, Inc. Class A (b)	44,310	740,863
		939,208,958
Multiline Retail - 0.6%
Big Lots, Inc. (b)	72,215	2,921,097
Dillard's, Inc. Class A (b)	32,687	2,735,575
Dollar General Corp.	408,015	30,295,114
Dollar Tree, Inc. (a)	330,936	26,557,614
Fred's, Inc. Class A	47,418	677,603
Gordmans Stores, Inc. (a)(b)	10,233	24,150
JC Penney Corp., Inc. (a)(b)	439,535	4,483,257
Kohl's Corp. (b)	269,067	12,557,357
Macy's, Inc.	450,921	19,484,296
Nordstrom, Inc. (b)	187,081	9,600,997
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	25,686	518,857
Sears Holdings Corp. (a)(b)	72,471	1,266,068
Target Corp.	868,532	68,136,335
The Bon-Ton Stores, Inc. (b)	19,775	37,573
Tuesday Morning Corp. (a)(b)	61,992	417,206
		179,713,099
Specialty Retail - 2.6%
Aarons, Inc. Class A	98,760	2,270,492
Abercrombie & Fitch Co. Class A	93,188	2,707,111
Advance Auto Parts, Inc.	102,932	15,279,226
Aeropostale, Inc. (a)(b)	110,952	22,745
America's Car Mart, Inc. (a)(b)	10,422	262,009
American Eagle Outfitters, Inc. (b)	259,564	3,960,947
Asbury Automotive Group, Inc. (a)	40,476	2,363,798
Ascena Retail Group, Inc. (a)(b)	233,731	1,975,027
AutoNation, Inc. (a)(b)	105,216	5,415,468
AutoZone, Inc. (a)(b)	42,836	33,179,481
Barnes & Noble Education, Inc. (a)	60,796	649,301
Barnes & Noble, Inc. (b)	82,041	795,798
bebe stores, Inc. (b)	66,951	30,804
Bed Bath & Beyond, Inc. (a)	241,299	11,570,287
Best Buy Co., Inc. (b)	416,544	13,491,860
Big 5 Sporting Goods Corp.	23,104	316,525
Boot Barn Holdings, Inc. (a)(b)	15,310	155,550
Build-A-Bear Workshop, Inc. (a)	15,205	217,127
Burlington Stores, Inc. (a)	108,131	6,061,824
Cabela's, Inc. Class A (a)(b)	66,953	3,212,405
Caleres, Inc.	68,568	1,943,217
CarMax, Inc. (a)(b)	288,976	13,368,030
Chico's FAS, Inc.	193,672	2,471,255
Christopher & Banks Corp. (a)(b)	57,707	81,367
Citi Trends, Inc.	19,731	364,826
Conn's, Inc. (a)(b)	39,904	677,171
CST Brands, Inc.	101,651	3,297,558
Destination Maternity Corp.	22,235	179,659
Destination XL Group, Inc. (a)(b)	51,406	228,757
Dick's Sporting Goods, Inc.	126,777	5,384,219
DSW, Inc. Class A	102,377	2,682,277
Express, Inc. (a)	106,219	1,830,153
Finish Line, Inc. Class A	58,534	1,066,489
Five Below, Inc. (a)(b)	73,748	2,828,236
Foot Locker, Inc. (b)	196,550	12,284,375
Francesca's Holdings Corp. (a)	57,702	1,043,252
GameStop Corp. Class A (b)	148,697	4,582,842
Gap, Inc. (b)	325,018	8,986,748
Genesco, Inc. (a)	32,141	2,120,663
GNC Holdings, Inc.	120,441	3,430,160
Group 1 Automotive, Inc.	30,918	1,723,988
Guess?, Inc. (b)	92,962	1,984,739
Haverty Furniture Companies, Inc.	26,172	508,784
hhgregg, Inc. (a)(b)	15,184	26,268
Hibbett Sports, Inc. (a)(b)	34,547	1,226,419
Home Depot, Inc.	1,794,856	222,777,527
Kirkland's, Inc.	21,240	303,520
L Brands, Inc.	361,595	30,659,640
Lithia Motors, Inc. Class A (sub. vtg.)	30,888	2,863,935
Lowe's Companies, Inc.	1,296,501	87,552,713
Lumber Liquidators Holdings, Inc. (a)(b)	34,626	392,313
MarineMax, Inc. (a)	36,815	653,098
Mattress Firm Holding Corp. (a)(b)	25,874	1,165,106
Michaels Companies, Inc. (a)	120,574	2,809,374
Monro Muffler Brake, Inc. (b)	48,486	3,314,988
Murphy U.S.A., Inc. (a)	55,943	3,563,010
New York & Co., Inc. (a)	34,393	68,786
O'Reilly Automotive, Inc. (a)(b)	143,531	37,363,990
Office Depot, Inc. (a)	731,144	3,714,212
Outerwall, Inc. (b)	30,388	947,802
Pacific Sunwear of California, Inc. (a)(b)	60,120	11,603
Party City Holdco, Inc. (b)	32,051	316,984
Penske Automotive Group, Inc.	59,093	2,228,988
Perfumania Holdings, Inc. (a)	876	2,251
Pier 1 Imports, Inc.	118,802	586,882
Rent-A-Center, Inc. (b)	68,968	880,721
Restoration Hardware Holdings, Inc. (a)(b)	53,020	2,014,230
Ross Stores, Inc.	575,127	31,620,482
Sally Beauty Holdings, Inc. (a)	219,034	6,917,094
Sears Hometown & Outlet Stores, Inc. (a)	10,000	67,700
Select Comfort Corp. (a)	68,724	1,230,160
Shoe Carnival, Inc.	21,330	502,748
Signet Jewelers Ltd.	110,816	12,012,454
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	773,583
Sportsman's Warehouse Holdings, Inc. (a)	33,271	431,525
Stage Stores, Inc.	38,699	325,072
Staples, Inc.	928,965	8,778,719
Stein Mart, Inc.	33,638	249,258
Systemax, Inc. (a)	10,113	89,096
Tailored Brands, Inc.	69,976	1,080,429
The Buckle, Inc.	40,527	1,288,759
The Cato Corp. Class A (sub. vtg.)	36,544	1,322,893
The Children's Place Retail Stores, Inc.	27,695	1,887,137
The Container Store Group, Inc. (a)(b)	22,029	119,177
Tiffany & Co., Inc. (b)	153,074	9,946,749
Tile Shop Holdings, Inc. (a)	33,873	427,477
Tilly's, Inc. (a)	14,113	101,472
TJX Companies, Inc.	945,367	70,051,695
Tractor Supply Co.	191,323	16,180,186
Trans World Entertainment Corp. (a)	2,977	10,568
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	90,178	14,896,504
Urban Outfitters, Inc. (a)(b)	126,843	3,360,071
Vitamin Shoppe, Inc. (a)(b)	37,155	1,025,106
West Marine, Inc. (a)	16,394	134,103
Williams-Sonoma, Inc.	125,525	6,541,108
Winmark Corp.	1,991	192,928
Zumiez, Inc. (a)(b)	31,066	641,824
		774,656,987
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	76,972	7,822,664
Cherokee, Inc. (a)(b)	20,319	345,829
Coach, Inc.	392,667	15,290,453
Columbia Sportswear Co.	42,368	2,521,743
Crocs, Inc. (a)(b)	99,425	973,371
Culp, Inc.	12,256	312,283
Deckers Outdoor Corp. (a)	43,271	2,447,408
Delta Apparel, Inc. (a)	1,905	32,156
Fossil Group, Inc. (a)(b)	55,600	2,608,196
G-III Apparel Group Ltd. (a)(b)	55,777	2,942,237
Hanesbrands, Inc.	555,398	15,823,289
Iconix Brand Group, Inc. (a)(b)	61,164	532,127
Joe's Jeans, Inc. (a)	1,083	4,874
Kate Spade & Co. (a)(b)	171,315	3,395,463
Lakeland Industries, Inc. (a)(b)	6,813	81,211
lululemon athletica, Inc. (a)(b)	157,883	9,904,001
Michael Kors Holdings Ltd. (a)	267,639	15,161,749
Movado Group, Inc. (b)	22,005	642,766
NIKE, Inc. Class B	1,905,864	117,382,164
Oxford Industries, Inc.	19,698	1,430,666
Perry Ellis International, Inc. (a)	15,961	294,800
PVH Corp.	121,699	9,632,476
Ralph Lauren Corp.	81,118	7,362,270
Rocky Brands, Inc.	8,326	95,832
Sequential Brands Group, Inc. (a)(b)	63,961	445,808
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	179,562	5,911,181
Steven Madden Ltd. (a)(b)	86,611	3,048,707
Superior Uniform Group, Inc.	11,974	212,539
Tumi Holdings, Inc. (a)(b)	75,723	1,495,529
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	253,224	21,192,317
Unifi, Inc. (a)	18,843	422,272
Vera Bradley, Inc. (a)	29,957	498,185
VF Corp.	484,021	31,514,607
Vince Holding Corp. (a)	20,302	131,151
Wolverine World Wide, Inc.	136,279	2,579,761
		284,492,085

TOTAL CONSUMER DISCRETIONARY		3,970,639,061

CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Boston Beer Co., Inc. Class A (a)(b)	13,052	2,455,212
Brown-Forman Corp.:
Class A	20,000	2,131,800
Class B (non-vtg.)	171,789	16,916,063
Castle Brands, Inc. (a)(b)	38,689	32,081
Coca-Cola Bottling Co. Consolidated	6,914	1,208,014
Coca-Cola Enterprises, Inc.	288,966	14,017,741
Constellation Brands, Inc. Class A (sub. vtg.)	246,097	34,805,499
Craft Brew Alliance, Inc. (a)	6,981	57,733
Dr. Pepper Snapple Group, Inc.	261,698	23,953,218
MGP Ingredients, Inc.	19,078	446,234
Molson Coors Brewing Co. Class B	255,774	21,809,849
Monster Beverage Corp.	212,560	26,676,280
National Beverage Corp. (a)	17,250	655,845
PepsiCo, Inc.	2,062,149	201,719,415
Primo Water Corp. (a)	16,948	157,786
REED'S, Inc. (a)	1,830	9,242
The Coca-Cola Co.	5,532,614	238,621,642
		585,673,654
Food & Staples Retailing - 2.1%
Andersons, Inc.	36,988	993,128
Casey's General Stores, Inc.	56,112	5,923,744
Chefs' Warehouse Holdings (a)(b)	22,894	432,010
Costco Wholesale Corp.	617,514	92,645,625
CVS Health Corp.	1,564,838	152,055,308
Fairway Group Holdings Corp. (a)(b)	15,014	4,519
Fresh Market, Inc. (a)(b)	59,148	1,364,544
Ingles Markets, Inc. Class A	19,385	653,856
Kroger Co.	1,374,257	54,846,597
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	243,090
Performance Food Group Co.	62,824	1,553,638
PriceSmart, Inc.	26,710	2,063,615
Rite Aid Corp. (a)	1,464,258	11,640,851
Smart & Final Stores, Inc. (a)	46,551	756,454
SpartanNash Co.	50,930	1,398,029
Sprouts Farmers Market LLC (a)(b)	208,239	5,930,647
SUPERVALU, Inc. (a)	422,858	2,160,804
Sysco Corp.	753,753	33,263,120
United Natural Foods, Inc. (a)(b)	66,521	2,052,838
Village Super Market, Inc. Class A	6,879	182,362
Wal-Mart Stores, Inc.	2,221,306	147,361,440
Walgreens Boots Alliance, Inc.	1,234,287	97,434,616
Weis Markets, Inc.	21,073	877,269
Whole Foods Market, Inc. (b)	483,264	15,130,996
		630,969,100
Food Products - 1.8%
Alico, Inc.	4,002	95,808
Amplify Snack Brands, Inc. (b)	21,604	222,305
Archer Daniels Midland Co.	853,201	29,827,907
B&G Foods, Inc. Class A (b)	77,184	2,669,795
Blue Buffalo Pet Products, Inc. (a)(b)	81,644	1,494,085
Bunge Ltd.	200,541	9,970,899
Cal-Maine Foods, Inc. (b)	44,003	2,348,880
Calavo Growers, Inc. (b)	20,904	1,119,618
Campbell Soup Co. (b)	248,162	15,324,004
Coffee Holding Co., Inc. (a)	3,401	11,121
ConAgra Foods, Inc.	608,325	25,586,150
Darling International, Inc. (a)	262,702	2,366,945
Dean Foods Co. (b)	129,419	2,496,493
Diamond Foods, Inc. (a)	36,720	1,389,861
Farmer Brothers Co. (a)(b)	9,145	241,062
Flowers Foods, Inc.	267,320	4,579,192
Fresh Del Monte Produce, Inc.	55,694	2,233,886
Freshpet, Inc. (a)(b)	24,280	161,462
General Mills, Inc.	841,967	49,549,758
Hormel Foods Corp. (b)	379,833	16,146,701
Ingredion, Inc.	106,403	10,770,112
Inventure Foods, Inc. (a)	20,016	122,498
J&J Snack Foods Corp.	19,285	2,136,585
John B. Sanfilippo & Son, Inc.	10,819	753,002
Kellogg Co.	369,375	27,341,138
Keurig Green Mountain, Inc.	164,488	15,123,027
Lancaster Colony Corp.	29,148	2,966,392
Landec Corp. (a)	30,155	304,264
Lifeway Foods, Inc. (a)	1,962	22,151
Limoneira Co. (b)	13,723	191,573
McCormick & Co., Inc. (non-vtg.) (b)	167,367	15,608,646
Mead Johnson Nutrition Co. Class A	262,707	19,377,268
Mondelez International, Inc.	2,247,265	91,081,650
Omega Protein Corp. (a)	32,056	761,330
Pilgrim's Pride Corp. (b)	94,260	2,304,657
Pinnacle Foods, Inc.	149,733	6,466,968
Post Holdings, Inc. (a)	91,007	6,321,346
Sanderson Farms, Inc. (b)	25,904	2,363,999
Seaboard Corp. (a)	405	1,184,625
Seneca Foods Corp. Class A (a)	7,029	233,785
Snyders-Lance, Inc. (b)	99,658	2,328,952
The Hain Celestial Group, Inc. (a)(b)	150,414	5,560,806
The Hershey Co.	204,968	18,629,542
The J.M. Smucker Co.	167,379	21,352,539
The Kraft Heinz Co.	844,110	65,013,352
Tootsie Roll Industries, Inc. (b)	37,180	1,238,838
TreeHouse Foods, Inc. (a)(b)	76,236	6,435,843
Tyson Foods, Inc. Class A	415,713	26,917,417
WhiteWave Foods Co. (a)	252,591	9,780,324
		530,528,561
Household Products - 1.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)	71,078	961,685
Church & Dwight Co., Inc.	189,254	17,176,693
Clorox Co.	182,744	23,102,496
Colgate-Palmolive Co.	1,266,046	83,103,259
Energizer Holdings, Inc.	88,029	3,427,849
HRG Group, Inc. (a)	170,026	1,979,103
Kimberly-Clark Corp.	515,915	67,223,725
Oil-Dri Corp. of America	2,105	77,548
Orchids Paper Products Co. (b)	9,720	267,494
Procter & Gamble Co.	3,855,304	309,542,358
Spectrum Brands Holdings, Inc. (b)	41,932	4,015,828
WD-40 Co.	22,073	2,383,884
		513,261,922
Personal Products - 0.2%
Avon Products, Inc.	621,958	2,369,660
Coty, Inc. Class A (b)	113,859	3,242,704
Cyanotech Corp. (a)	2,300	9,890
DS Healthcare Group, Inc. (a)	14,476	20,845
Edgewell Personal Care Co. (a)	82,856	6,334,341
Elizabeth Arden, Inc. (a)(b)	31,918	197,892
Estee Lauder Companies, Inc. Class A	315,807	28,842,653
Herbalife Ltd. (a)(b)	93,550	5,121,863
Inter Parfums, Inc.	25,837	653,934
LifeVantage Corp. (a)(b)	12,829	128,162
Mannatech, Inc. (a)	599	10,860
MediFast, Inc.	14,005	425,052
Natural Health Trends Corp. (b)	11,452	356,959
Nature's Sunshine Products, Inc.	6,985	58,534
Nu Skin Enterprises, Inc. Class A (b)	81,268	2,477,861
Nutraceutical International Corp. (a)	7,518	184,492
Revlon, Inc. (a)	25,388	888,580
Synutra International, Inc. (a)(b)	26,200	133,358
The Female Health Co. (a)(b)	11,731	22,641
USANA Health Sciences, Inc. (a)(b)	10,174	1,146,813
		52,627,094
Tobacco - 1.5%
22nd Century Group, Inc. (a)(b)	13,751	13,201
Alliance One International, Inc. (a)	8,945	93,296
Altria Group, Inc.	2,776,174	170,929,033
Philip Morris International, Inc.	2,192,484	199,581,819
Reynolds American, Inc.	1,174,303	59,220,100
Universal Corp. (b)	35,243	1,920,039
Vector Group Ltd.	149,599	3,475,185
		435,232,673

TOTAL CONSUMER STAPLES		2,748,293,004

ENERGY - 5.8%
Energy Equipment & Services - 1.0%
Archrock, Inc. (a)	90,110	359,539
Aspen Aerogels, Inc. (a)	9,858	35,982
Atwood Oceanics, Inc. (b)	79,282	545,460
Baker Hughes, Inc.	617,833	26,486,501
Basic Energy Services, Inc. (a)(b)	48,473	84,828
Bristow Group, Inc.	47,191	717,775
C&J Energy Services Ltd. (a)(b)	59,040	60,811
Cameron International Corp. (a)	268,743	17,618,791
Carbo Ceramics, Inc. (b)	26,245	524,638
Core Laboratories NV (b)	61,124	6,414,353
Dawson Geophysical Co. (a)	19,081	65,066
Diamond Offshore Drilling, Inc. (b)	88,657	1,774,027
Dril-Quip, Inc. (a)	54,128	2,936,444
ENGlobal Corp. (a)	5,637	4,624
Ensco PLC Class A (b)	322,529	2,796,326
Era Group, Inc. (a)(b)	30,759	283,598
Exterran Corp. (a)	59,232	807,924
Fairmount Santrol Holidings, Inc. (a)(b)	86,660	171,587
FMC Technologies, Inc. (a)	321,085	7,876,215
Forbes Energy Services Ltd. (a)	500	147
Forum Energy Technologies, Inc. (a)(b)	82,786	973,563
Frank's International NV (b)	66,668	926,019
Geospace Technologies Corp. (a)(b)	25,924	289,571
GreenHunter Energy, Inc. (a)	12,193	1,128
Gulf Island Fabrication, Inc.	17,861	159,142
Gulfmark Offshore, Inc. Class A (a)(b)	30,820	110,644
Halliburton Co.	1,203,159	38,837,973
Helix Energy Solutions Group, Inc. (a)	125,576	489,746
Helmerich & Payne, Inc. (b)	160,774	8,516,199
Hornbeck Offshore Services, Inc. (a)(b)	41,835	359,363
Independence Contract Drilling, Inc. (a)(b)	5,209	20,055
ION Geophysical Corp. (a)	10,360	32,116
Key Energy Services, Inc. (a)(b)	163,573	37,458
Matrix Service Co. (a)	47,813	879,281
McDermott International, Inc. (a)(b)	337,356	1,113,275
Mitcham Industries, Inc. (a)(b)	23,287	76,614
Nabors Industries Ltd.	435,341	3,117,042
National Oilwell Varco, Inc. (b)	528,206	15,460,590
Natural Gas Services Group, Inc. (a)	21,602	390,132
Newpark Resources, Inc. (a)	122,453	456,750
Noble Corp. (b)	354,375	2,951,944
Oceaneering International, Inc.	135,665	3,747,067
Oil States International, Inc. (a)	62,779	1,639,160
Parker Drilling Co. (a)	180,331	281,316
Patterson-UTI Energy, Inc.	212,278	3,298,800
PHI, Inc. (non-vtg.) (a)	18,377	335,196
Pioneer Energy Services Corp. (a)	82,168	112,570
Profire Energy, Inc. (a)	14,213	11,177
RigNet, Inc. (a)(b)	15,376	202,963
Rowan Companies PLC (b)	172,571	2,298,646
RPC, Inc. (b)	78,821	1,069,601
Schlumberger Ltd.	1,785,480	128,054,626
SEACOR Holdings, Inc. (a)(b)	30,397	1,470,911
Seventy Seven Energy, Inc. (a)(b)	63,215	30,343
Superior Energy Services, Inc.	194,953	2,004,117
Synthesis Energy Systems, Inc. (a)(b)	138,081	127,725
Tesco Corp.	53,676	388,614
TETRA Technologies, Inc. (a)	113,155	570,301
Tidewater, Inc. (b)	61,246	352,165
Transocean Ltd. (United States) (b)	471,136	4,075,326
U.S. Silica Holdings, Inc. (b)	67,342	1,292,293
Unit Corp. (a)(b)	64,642	346,481
Weatherford International Ltd. (a)	1,081,334	6,920,538
Willbros Group, Inc. (a)	69,552	91,113
		303,484,290
Oil, Gas & Consumable Fuels - 4.8%
Abraxas Petroleum Corp. (a)(b)	126,005	113,405
Adams Resources & Energy, Inc.	2,090	68,385
Aemetis, Inc. (a)	10,055	18,401
Alon U.S.A. Energy, Inc. (b)	48,399	477,214
Amyris, Inc. (a)(b)	58,883	88,913
Anadarko Petroleum Corp.	717,297	27,221,421
Antero Resources Corp. (a)(b)	139,550	3,188,718
Apache Corp. (b)	533,388	20,418,093
Approach Resources, Inc. (a)(b)	44,511	33,557
Ardmore Shipping Corp.	32,573	261,887
Barnwell Industries, Inc. (a)	2,847	3,758
Bill Barrett Corp. (a)(b)	57,665	164,922
Bonanza Creek Energy, Inc. (a)(b)	47,310	87,997
Cabot Oil & Gas Corp. (b)	581,264	11,700,844
California Resources Corp. (b)	563,327	316,646
Callon Petroleum Co. (a)	103,916	662,984
Carrizo Oil & Gas, Inc. (a)(b)	113,343	2,436,875
Cheniere Energy, Inc. (a)	335,349	11,988,727
Chesapeake Energy Corp. (b)	711,819	1,857,848
Chevron Corp.	2,666,358	222,480,912
Cimarex Energy Co.	135,188	11,359,848
Clayton Williams Energy, Inc. (a)(b)	7,754	113,441
Clean Energy Fuels Corp. (a)(b)	142,581	410,633
Cloud Peak Energy, Inc. (a)(b)	86,697	147,385
Cobalt International Energy, Inc. (a)	514,040	1,367,346
Columbia Pipeline Group, Inc.	629,243	11,420,760
Comstock Resources, Inc. (a)(b)	50,200	40,662
Concho Resources, Inc. (a)	180,589	16,296,351
ConocoPhillips Co.	1,744,525	59,017,281
CONSOL Energy, Inc. (b)	323,988	2,796,016
Contango Oil & Gas Co. (a)	29,433	177,481
Continental Resources, Inc. (a)(b)	114,814	2,661,389
CVR Energy, Inc.	23,933	566,015
Dakota Plains Holdings, Inc. (a)	40,463	6,676
Delek U.S. Holdings, Inc.	76,562	1,211,211
Denbury Resources, Inc. (b)	468,655	599,878
Devon Energy Corp.	723,162	14,231,828
Diamondback Energy, Inc.	98,380	7,009,575
Eclipse Resources Corp. (a)(b)	76,688	72,754
Emerald Oil, Inc. (a)(b)	3,637	2,909
Energen Corp. (b)	134,058	3,549,856
Energy XXI (Bermuda) Ltd. (b)	106,493	39,637
EOG Resources, Inc.	772,738	50,027,058
EP Energy Corp. (a)(b)	48,938	84,173
EQT Corp.	219,281	12,222,723
Evolution Petroleum Corp.	29,931	129,302
EXCO Resources, Inc. (a)(b)	234,793	246,533
Exxon Mobil Corp.	5,898,120	472,734,318
Gastar Exploration, Inc. (a)(b)	74,542	51,434
Gener8 Maritime, Inc. (a)(b)	28,403	176,383
Gevo, Inc. (a)(b)	21,621	8,220
Green Plains, Inc.	43,197	587,479
Gulfport Energy Corp. (a)	152,147	3,651,528
Halcon Resources Corp. (a)(b)	128,274	74,502
Hallador Energy Co.	19,418	93,789
Harvest Natural Resources, Inc. (a)(b)	51,649	27,410
Hess Corp. (b)	368,875	16,082,950
HollyFrontier Corp.	258,598	8,745,784
Houston American Energy Corp. (a)	36,485	6,297
Isramco, Inc. (a)(b)	123	10,025
Jones Energy, Inc. (a)	48,096	72,144
Kinder Morgan, Inc.	2,586,689	46,793,204
Kosmos Energy Ltd. (a)(b)	234,975	1,146,678
Laredo Petroleum, Inc. (a)(b)	170,381	870,647
Lilis Energy, Inc. (a)	8,026	1,276
Lucas Energy, Inc. (a)(b)	376	1,132
Magellan Petroleum Corp. (a)	4,486	4,441
Magnum Hunter Resources Corp. warrants 4/16/16 (a)(b)	15,652	0
Marathon Oil Corp. (b)	969,079	7,956,139
Marathon Petroleum Corp.	752,012	25,756,411
Matador Resources Co. (a)(b)	100,803	1,626,960
Memorial Resource Development Corp. (a)	126,866	1,226,794
Murphy Oil Corp.	219,468	3,770,460
Newfield Exploration Co. (a)	230,098	6,265,569
Noble Energy, Inc.	597,615	17,629,643
Northern Oil & Gas, Inc. (a)(b)	93,777	313,215
Oasis Petroleum, Inc. (a)(b)	247,381	1,333,384
Occidental Petroleum Corp.	1,081,335	74,417,475
ONEOK, Inc. (b)	298,116	7,154,784
Pacific Ethanol, Inc. (a)	28,969	114,138
Panhandle Royalty Co. Class A	17,964	279,161
Par Petroleum Corp. (a)(b)	39,236	772,949
Parsley Energy, Inc. Class A (a)	146,744	2,697,155
PBF Energy, Inc. Class A	150,971	4,559,324
PDC Energy, Inc. (a)(b)	53,784	2,695,116
Peabody Energy Corp. (b)	23,367	57,015
Petroquest Energy, Inc. (a)(b)	70,948	30,153
Phillips 66 Co.	671,433	53,305,066
Pioneer Natural Resources Co.	226,414	27,289,679
QEP Resources, Inc.	226,080	2,206,541
Range Resources Corp. (b)	242,010	5,742,897
Renewable Energy Group, Inc. (a)	48,243	351,691
Resolute Energy Corp. (a)	59,120	30,151
Rex American Resources Corp. (a)(b)	8,227	415,464
Rex Energy Corp. (a)(b)	63,386	37,423
Rice Energy, Inc. (a)(b)	106,141	972,252
Ring Energy, Inc. (a)(b)	35,672	149,109
RSP Permian, Inc. (a)(b)	94,454	2,258,395
Sanchez Energy Corp. (a)(b)	73,315	261,001
SemGroup Corp. Class A	63,641	1,209,179
SM Energy Co. (b)	92,021	831,870
Solazyme, Inc. (a)(b)	98,314	153,370
Southwestern Energy Co. (a)(b)	535,428	3,094,774
Spectra Energy Corp. (b)	948,231	27,688,345
Stone Energy Corp. (a)(b)	67,092	103,993
Synergy Resources Corp. (a)(b)	214,845	1,342,781
Syntroleum Corp. (a)(b)	15,037	0
Targa Resources Corp.	230,155	6,186,566
Teekay Corp. (b)	68,637	549,096
Tengasco, Inc. (a)	12,601	1,575
Tesoro Corp.	169,272	13,656,865
The Williams Companies, Inc.	965,580	15,439,624
TransAtlantic Petroleum Ltd. (a)	18,382	11,399
Triangle Petroleum Corp. (a)(b)	83,126	26,600
U.S. Energy Corp. (a)	13,579	4,853
Ultra Petroleum Corp. (a)(b)	197,021	70,139
Uranium Energy Corp. (a)(b)	101,154	87,104
Uranium Resources, Inc. (a)(b)	26,282	5,913
VAALCO Energy, Inc. (a)	68,248	72,343
Valero Energy Corp.	681,461	40,942,177
Vertex Energy, Inc. (a)(b)	17,824	26,736
W&T Offshore, Inc. (a)(b)	37,319	67,921
Warren Resources, Inc. (a)(b)	91,512	7,275
Western Refining, Inc.	93,791	2,501,406
Westmoreland Coal Co. (a)(b)	23,319	143,412
Whiting Petroleum Corp. (a)(b)	269,027	1,078,798
World Fuel Services Corp.	106,709	4,995,048
WPX Energy, Inc. (a)(b)	310,511	1,276,200
Zion Oil & Gas, Inc. (a)(b)	27,782	48,619
Zion Oil & Gas, Inc. rights 3/31/16 (b)	277	0
		1,423,839,364

TOTAL ENERGY		1,727,323,654

FINANCIALS - 17.5%
Banks - 5.3%
1st Source Corp.	33,223	1,011,640
Access National Corp.	1,270	23,622
ACNB Corp.	3,789	81,880
American National Bankshares, Inc.	2,748	69,772
Ameris Bancorp	34,183	922,599
Ames National Corp.	2,652	62,083
Arrow Financial Corp.	16,456	430,654
Associated Banc-Corp.	228,253	3,925,952
Atlantic Capital Bancshares, Inc. (a)	10,644	138,478
Banc of California, Inc.	46,638	714,961
BancFirst Corp.	17,711	1,000,672
Bancorp, Inc., Delaware (a)	42,844	204,366
BancorpSouth, Inc.	112,604	2,243,072
Bank of America Corp.	14,702,315	184,072,984
Bank of Hawaii Corp.	64,151	4,073,589
Bank of Marin Bancorp	4,167	205,683
Bank of the Ozarks, Inc. (b)	117,298	4,438,556
BankUnited, Inc.	139,847	4,491,886
Banner Corp.	37,219	1,477,966
Bar Harbor Bankshares	4,029	133,320
BB&T Corp.	1,110,802	35,723,392
BBCN Bancorp, Inc.	115,823	1,657,427
BCB Bancorp, Inc.	2,814	27,662
Berkshire Hills Bancorp, Inc.	55,545	1,434,172
Blue Hills Bancorp, Inc.	41,132	567,622
BNC Bancorp	54,841	1,112,175
BOK Financial Corp. (b)	49,801	2,433,775
Boston Private Financial Holdings, Inc.	110,492	1,166,796
Bridge Bancorp, Inc.	16,022	455,185
Brookline Bancorp, Inc., Delaware	100,105	1,052,104
Bryn Mawr Bank Corp.	22,435	563,792
C & F Financial Corp.	1,992	79,939
C1 Financial, Inc. (a)	6,494	145,790
Camden National Corp.	9,213	357,557
Capital Bank Financial Corp. Series A	33,462	985,456
Capital City Bank Group, Inc.	7,146	102,902
Cardinal Financial Corp.	51,939	1,000,345
Cascade Bancorp (a)	23,889	128,045
Cathay General Bancorp	106,141	2,832,903
Centerstate Banks of Florida, Inc.	74,327	1,040,578
Central Pacific Financial Corp.	46,756	931,847
Central Valley Community Bancorp	3,159	38,129
Century Bancorp, Inc. Class A (non-vtg.)	686	27,063
Chemical Financial Corp.	71,259	2,410,692
CIT Group, Inc.	236,055	7,036,800
Citigroup, Inc.	4,211,564	163,619,261
Citizens & Northern Corp.	8,777	174,662
Citizens Financial Group, Inc.	730,439	14,046,342
City Holding Co.	22,173	977,164
CNB Financial Corp., Pennsylvania	7,083	125,582
CoBiz, Inc.	48,540	526,659
Columbia Banking Systems, Inc.	85,736	2,471,769
Comerica, Inc.	245,900	8,306,502
Commerce Bancshares, Inc.	130,299	5,535,102
Community Bank System, Inc.	68,432	2,534,037
Community Trust Bancorp, Inc.	26,677	899,548
CommunityOne Bancorp (a)	12,418	159,447
ConnectOne Bancorp, Inc.	44,434	685,172
CU Bancorp (a)	12,826	280,633
Cullen/Frost Bankers, Inc.	71,142	3,409,836
Customers Bancorp, Inc. (a)	31,152	705,593
CVB Financial Corp.	125,947	1,955,957
Eagle Bancorp, Inc. (a)	43,309	1,985,285
East West Bancorp, Inc.	211,572	6,340,813
Eastern Virginia Bankshares, Inc.	969	6,589
Enterprise Bancorp, Inc.	803	18,252
Enterprise Financial Services Corp.	26,898	745,882
Farmers Capital Bank Corp.	6,822	175,394
Farmers National Banc Corp.	14,652	124,542
FCB Financial Holdings, Inc. Class A (a)	21,708	651,457
Fidelity Southern Corp.	20,350	305,047
Fifth Third Bancorp	1,094,989	16,709,532
Financial Institutions, Inc.	15,118	400,929
First Bancorp, North Carolina	13,154	243,217
First Bancorp, Puerto Rico (a)(b)	202,591	542,944
First Busey Corp.	33,307	631,168
First Business Finance Services, Inc.	3,936	83,089
First Citizen Bancshares, Inc.	14,854	3,477,767
First Commonwealth Financial Corp.	139,377	1,197,248
First Community Bancshares, Inc.	12,848	232,549
First Connecticut Bancorp, Inc.	11,897	191,423
First Financial Bancorp, Ohio	94,231	1,580,254
First Financial Bankshares, Inc. (b)	96,784	2,556,065
First Financial Corp., Indiana	15,656	515,865
First Foundation, Inc. (a)	16,220	352,298
First Horizon National Corp.	287,965	3,461,339
First Internet Bancorp	2,571	67,155
First Interstate Bancsystem, Inc.	24,776	663,997
First Merchants Corp.	66,873	1,483,912
First Midwest Bancorp, Inc., Delaware	122,035	2,037,985
First NBC Bank Holding Co. (a)	23,508	554,319
First Niagara Financial Group, Inc.	529,611	4,893,606
First of Long Island Corp.	14,198	395,272
First Republic Bank	205,210	12,628,623
First United Corp. (a)	3,018	31,266
FirstMerit Corp.	250,282	4,913,036
Flushing Financial Corp.	47,044	971,459
FNB Corp., Pennsylvania	261,905	3,216,193
Franklin Financial Network, Inc.	2,240	61,533
Fulton Financial Corp.	224,854	2,835,409
German American Bancorp, Inc.	13,231	422,466
Glacier Bancorp, Inc.	110,270	2,626,631
Great Southern Bancorp, Inc.	13,342	501,259
Great Western Bancorp, Inc.	68,399	1,683,299
Green Bancorp, Inc. (a)	8,255	59,023
Guaranty Bancorp	16,534	246,191
Hampton Roads Bankshares, Inc. (a)	89,921	151,067
Hancock Holding Co.	109,529	2,526,834
Hanmi Financial Corp.	38,186	795,414
Heartland Financial U.S.A., Inc.	25,788	758,167
Heritage Commerce Corp.	19,687	183,680
Heritage Financial Corp., Washington	51,567	899,328
Heritage Oaks Bancorp	21,517	156,213
Hilltop Holdings, Inc. (a)	119,649	1,995,745
Home Bancshares, Inc.	95,737	3,783,526
HomeTrust Bancshares, Inc. (a)	24,994	440,144
Horizon Bancorp Industries	6,951	168,214
Huntington Bancshares, Inc. (b)	1,140,927	9,983,111
IBERIABANK Corp.	53,736	2,562,132
Independent Bank Corp.	21,519	316,975
Independent Bank Corp., Massachusetts	41,598	1,797,034
Independent Bank Group, Inc.	14,281	392,728
International Bancshares Corp.	86,896	1,959,505
Investors Bancorp, Inc.	472,999	5,354,349
JPMorgan Chase & Co.	5,210,052	293,325,928
KeyCorp	1,224,496	12,918,433
Lakeland Bancorp, Inc.	41,438	414,380
Lakeland Financial Corp.	23,917	1,021,495
LegacyTexas Financial Group, Inc.	64,665	1,147,804
Live Oak Bancshares, Inc.	5,533	73,257
M&T Bank Corp.	223,920	22,962,996
Macatawa Bank Corp.	22,839	139,318
MainSource Financial Group, Inc.	24,998	517,459
MB Financial, Inc. (b)	91,216	2,783,912
MBT Financial Corp.	1,650	13,481
Mercantile Bank Corp.	17,364	391,905
Merchants Bancshares, Inc.	5,246	151,609
Midsouth Bancorp, Inc.	7,208	49,303
MidWestOne Financial Group, Inc.	9,068	236,312
Monarch Financial Holdings, Inc.	3,982	60,526
MutualFirst Financial, Inc.	20,181	494,435
National Bank Holdings Corp.	145,617	2,816,233
National Bankshares, Inc. (b)	5,803	193,008
National Penn Bancshares, Inc.	233,564	2,599,567
NBT Bancorp, Inc.	82,441	2,126,978
NewBridge Bancorp	47,129	515,120
Northrim Bancorp, Inc.	2,935	70,968
OFG Bancorp	53,595	311,923
Old National Bancorp, Indiana	151,814	1,694,244
Old Second Bancorp, Inc. (a)	18,605	124,467
Opus Bank	31,202	1,006,577
Orrstown Financial Services, Inc.	5,669	99,718
Pacific Continental Corp.	13,395	206,819
Pacific Mercantile Bancorp (a)	10,321	71,525
Pacific Premier Bancorp, Inc. (a)	24,205	497,413
PacWest Bancorp	182,577	5,875,328
Park National Corp.	20,366	1,734,980
Park Sterling Corp.	35,080	218,548
Peapack-Gladstone Financial Corp.	20,893	346,406
Penns Woods Bancorp, Inc.	3,854	149,188
Peoples Bancorp, Inc.	27,844	496,737
Peoples Financial Corp., Mississippi (a)	2,667	23,630
Peoples Financial Services Corp. (b)	12,111	438,660
Peoples United Financial, Inc. (b)	460,969	6,734,757
Pinnacle Financial Partners, Inc.	49,595	2,299,720
PNC Financial Services Group, Inc.	713,820	58,040,704
Popular, Inc.	148,822	3,943,783
Preferred Bank, Los Angeles	16,109	459,912
Premier Financial Bancorp, Inc.	115	1,783
PrivateBancorp, Inc.	128,395	4,411,652
Prosperity Bancshares, Inc. (b)	97,786	3,955,444
QCR Holdings, Inc.	6,184	138,645
Regions Financial Corp.	1,757,603	13,217,175
Renasant Corp.	61,033	1,905,450
Republic Bancorp, Inc., Kentucky Class A	18,205	466,230
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	10,800
S&T Bancorp, Inc.	72,150	1,819,623
Sandy Spring Bancorp, Inc.	36,755	954,895
Seacoast Banking Corp., Florida (a)	33,020	489,356
ServisFirst Bancshares, Inc.	44,394	1,622,601
Shore Bancshares, Inc.	2,958	33,337
Sierra Bancorp	3,618	67,910
Signature Bank (a)	67,430	8,735,557
Simmons First National Corp. Class A	56,478	2,326,329
South State Corp.	37,647	2,351,055
Southern National Bancorp of Virginia, Inc.	3,574	45,104
Southside Bancshares, Inc.	31,211	730,962
Southwest Bancorp, Inc., Oklahoma	17,648	267,367
State Bank Financial Corp.	55,381	1,036,732
Sterling Bancorp	186,202	2,683,171
Stock Yards Bancorp, Inc.	20,531	766,833
Stonegate Bank	14,759	423,731
Suffolk Bancorp	15,697	380,338
Sun Bancorp, Inc. (a)	9,760	202,813
SunTrust Banks, Inc.	734,782	24,380,067
SVB Financial Group (a)	76,218	6,771,969
Synovus Financial Corp.	198,807	5,286,278
Talmer Bancorp, Inc. Class A	137,867	2,316,166
TCF Financial Corp.	303,183	3,438,095
Texas Capital Bancshares, Inc. (a)(b)	58,898	1,904,172
The First Bancorp, Inc.	2,896	54,619
Tompkins Financial Corp.	20,551	1,160,515
TowneBank	84,468	1,472,277
Trico Bancshares	33,947	841,886
TriState Capital Holdings, Inc. (a)	31,167	374,316
Triumph Bancorp, Inc. (a)	15,765	215,508
Trustmark Corp.	94,171	2,060,461
U.S. Bancorp	2,345,961	90,366,418
UMB Financial Corp.	60,645	2,978,276
Umpqua Holdings Corp.	368,620	5,544,045
Union Bankshares Corp.	76,873	1,749,629
United Bankshares, Inc., West Virginia (b)	94,604	3,314,924
United Community Bank, Inc.	91,017	1,575,504
Univest Corp. of Pennsylvania	24,791	473,260
Valley National Bancorp (b)	247,734	2,229,606
Washington Trust Bancorp, Inc.	22,987	852,818
Webster Financial Corp.	175,987	5,914,923
Wells Fargo & Co.	6,583,510	308,898,289
WesBanco, Inc.	67,375	1,904,691
West Bancorp., Inc.	59,222	1,039,938
Westamerica Bancorp. (b)	45,279	2,037,102
Westbury Bancorp, Inc. (a)	4,860	93,020
Western Alliance Bancorp. (a)	115,909	3,444,815
Wilshire Bancorp, Inc.	110,533	1,087,645
Wintrust Financial Corp.	65,304	2,775,420
Yadkin Financial Corp.	31,003	671,215
Your Community Bankshares, Inc.	385	12,674
Zions Bancorporation	288,701	6,155,105
		1,568,734,902
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	77,232	10,711,306
Ameriprise Financial, Inc.	249,771	20,968,275
Arlington Asset Investment Corp. (b)	25,721	311,481
Artisan Partners Asset Management, Inc. (b)	53,526	1,519,068
Ashford, Inc. (a)	1,254	50,160
Associated Capital Group, Inc. (a)	6,083	166,248
Bank of New York Mellon Corp.	1,541,534	54,554,888
BGC Partners, Inc. Class A	270,826	2,339,937
BlackRock, Inc. Class A	177,779	55,459,937
Calamos Asset Management, Inc. Class A	22,184	187,898
Charles Schwab Corp.	1,691,553	42,373,403
Cohen & Steers, Inc.	29,933	931,515
Cowen Group, Inc. Class A (a)(b)	169,746	575,439
Diamond Hill Investment Group, Inc.	4,042	683,098
E*TRADE Financial Corp. (a)	448,071	10,511,746
Eaton Vance Corp. (non-vtg.)	172,774	4,994,896
Evercore Partners, Inc. Class A	47,875	2,234,326
FBR & Co.	6,019	105,032
Federated Investors, Inc. Class B (non-vtg.)	132,184	3,459,255
Financial Engines, Inc. (b)	75,157	1,833,831
Franklin Resources, Inc.	551,204	19,760,663
FXCM, Inc. Class A (a)(b)	5,137	64,367
GAMCO Investors, Inc. Class A	6,083	211,323
Goldman Sachs Group, Inc.	560,333	83,786,593
Greenhill & Co., Inc.	34,523	796,100
HFF, Inc.	50,180	1,256,005
Houlihan Lokey	18,859	482,036
Institutional Financial Markets, Inc.	6,881	5,711
Interactive Brokers Group, Inc.	78,906	2,696,218
INTL FCStone, Inc. (a)	19,656	501,818
Invesco Ltd.	605,065	16,179,438
Investment Technology Group, Inc.	55,680	1,020,058
Janus Capital Group, Inc.	187,399	2,423,069
KCG Holdings, Inc. Class A (a)	107,133	1,132,396
Ladenburg Thalmann Financial Services, Inc. (a)(b)	146,974	342,449
Lazard Ltd. Class A	180,170	6,338,381
Legg Mason, Inc.	154,159	4,402,781
LPL Financial (b)	109,368	2,212,515
Manning & Napier, Inc. Class A	21,800	149,548
Moelis & Co. Class A	17,990	444,713
Morgan Stanley	2,132,837	52,681,074
Northern Trust Corp.	307,338	18,249,730
NorthStar Asset Management Group, Inc.	280,199	3,062,575
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	191,826
Piper Jaffray Companies (a)	20,940	886,809
PJT Partners, Inc.	43,421	1,207,972
Pzena Investment Management, Inc.	4,972	31,025
Raymond James Financial, Inc.	181,475	7,955,864
Safeguard Scientifics, Inc. (a)(b)	26,745	316,126
SEI Investments Co.	192,803	7,359,291
Silvercrest Asset Management Group Class A	6,008	65,607
State Street Corp.	571,933	31,330,490
Stifel Financial Corp. (a)	97,319	2,818,358
T. Rowe Price Group, Inc.	350,946	24,253,878
TD Ameritrade Holding Corp.	372,136	10,635,647
U.S. Global Investments, Inc. Class A	7,637	12,448
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	31,929	712,336
Virtus Investment Partners, Inc.	8,765	804,715
Waddell & Reed Financial, Inc. Class A	111,918	2,621,120
Westwood Holdings Group, Inc.	9,364	464,361
WisdomTree Investments, Inc. (b)	153,169	1,815,053
		525,654,226
Consumer Finance - 0.7%
Ally Financial, Inc. (a)	660,316	11,608,355
American Express Co.	1,181,977	65,694,282
Asta Funding, Inc. (a)	4,468	32,259
Atlanticus Holdings Corp. (a)	35,598	106,438
Capital One Financial Corp.	753,348	49,517,564
Cash America International, Inc.	36,022	1,213,581
Consumer Portfolio Services, Inc. (a)	11,930	52,373
Credit Acceptance Corp. (a)(b)	14,282	2,814,554
Discover Financial Services	608,168	28,231,159
Emergent Capital, Inc. (a)	20,885	79,990
Encore Capital Group, Inc. (a)(b)	29,815	693,199
Enova International, Inc. (a)	32,960	190,509
EZCORP, Inc. (non-vtg.) Class A (a)(b)	64,428	186,841
First Cash Financial Services, Inc.	42,812	1,805,382
First Marblehead Corp. (a)	5,188	17,432
Green Dot Corp. Class A (a)	74,413	1,537,373
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	628
J.G. Wentworth Co. (a)(b)	8,584	10,902
LendingClub Corp. (a)(b)	328,200	2,865,186
Navient Corp.	519,922	5,630,755
Nelnet, Inc. Class A	31,753	1,193,913
Nicholas Financial, Inc. (a)	5,705	60,131
OneMain Holdings, Inc. (a)(b)	61,722	1,393,066
PRA Group, Inc. (a)(b)	66,508	1,622,795
Regional Management Corp. (a)	12,187	186,461
Santander Consumer U.S.A. Holdings, Inc. (a)(b)	164,266	1,683,727
SLM Corp. (a)	610,909	3,567,709
Synchrony Financial (a)	1,183,802	31,903,464
World Acceptance Corp. (a)(b)	15,268	560,794
		214,460,822
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	2,653,606	356,034,317
Broadcom Ltd.	566,987	75,959,248
CBOE Holdings, Inc.	119,150	7,446,875
CME Group, Inc.	477,599	43,671,653
FactSet Research Systems, Inc.	57,702	8,683,574
Gain Capital Holdings, Inc.	33,946	245,430
IntercontinentalExchange, Inc.	167,190	39,868,127
Leucadia National Corp.	507,011	7,326,309
MarketAxess Holdings, Inc.	54,847	6,497,176
Marlin Business Services Corp.	13,319	183,935
McGraw Hill Financial, Inc.	382,883	34,359,920
Moody's Corp.	237,456	21,086,093
Morningstar, Inc.	31,944	2,536,034
MSCI, Inc. Class A	147,156	10,377,441
NewStar Financial, Inc. (a)	27,065	185,666
On Deck Capital, Inc. (a)(b)	61,562	412,465
PICO Holdings, Inc. (a)	29,880	255,474
Resource America, Inc. Class A	9,127	40,980
The NASDAQ OMX Group, Inc.	162,227	10,267,347
TheStreet.com, Inc.	3,696	3,326
Tiptree Financial, Inc.	10,634	65,186
Voya Financial, Inc.	326,839	9,595,993
		635,102,569
Insurance - 3.0%
AFLAC, Inc.	596,017	35,474,932
Alleghany Corp. (a)	23,047	10,693,347
Allied World Assurance Co. Holdings AG	140,733	4,558,342
Allstate Corp.	545,489	34,616,732
AMBAC Financial Group, Inc. (a)	65,156	994,932
American Equity Investment Life Holding Co.	107,667	1,464,271
American Financial Group, Inc.	103,206	6,923,058
American International Group, Inc.	1,741,896	87,443,179
American National Insurance Co.	20,619	2,096,334
Amerisafe, Inc.	28,834	1,484,951
AmTrust Financial Services, Inc. (b)	127,626	3,120,456
Aon PLC	384,774	36,665,114
Arch Capital Group Ltd. (a)	172,652	11,729,977
Argo Group International Holdings, Ltd.	42,222	2,353,032
Arthur J. Gallagher & Co.	263,293	10,492,226
Aspen Insurance Holdings Ltd.	82,529	3,688,221
Assurant, Inc.	95,115	6,762,677
Assured Guaranty Ltd.	208,257	5,166,856
Atlas Financial Holdings, Inc. (a)	3,104	55,779
Axis Capital Holdings Ltd.	139,939	7,516,124
Baldwin & Lyons, Inc. Class B	6,073	147,878
Brown & Brown, Inc.	150,525	4,863,463
Chubb Ltd.	645,322	74,554,051
Cincinnati Financial Corp.	214,592	13,549,339
Citizens, Inc. Class A (a)(b)	56,518	396,756
CNA Financial Corp.	85,746	2,484,062
CNO Financial Group, Inc.	273,436	4,765,989
Crawford & Co. Class B	22,758	111,969
Donegal Group, Inc. Class A	8,008	117,397
eHealth, Inc. (a)	26,343	265,801
EMC Insurance Group	8,724	210,074
Employers Holdings, Inc.	50,084	1,390,332
Endurance Specialty Holdings Ltd.	94,715	5,897,903
Enstar Group Ltd. (a)	18,704	2,956,167
Erie Indemnity Co. Class A	39,674	3,729,753
Everest Re Group Ltd.	59,887	11,146,767
FBL Financial Group, Inc. Class A	16,450	946,040
Federated National Holding Co.	19,431	464,401
Fidelity & Guaranty Life	19,773	489,777
First Acceptance Corp. (a)	4,055	8,880
First American Financial Corp.	155,678	5,764,756
FNF Group	411,465	13,570,116
FNFV Group (a)(b)	119,032	1,210,555
Genworth Financial, Inc. Class A (a)	663,907	1,407,483
Global Indemnity PLC (a)	13,709	384,675
Greenlight Capital Re, Ltd. (a)	35,373	756,982
Hallmark Financial Services, Inc. (a)	10,337	103,163
Hanover Insurance Group, Inc.	63,275	5,248,661
Hartford Financial Services Group, Inc.	579,181	24,395,104
HCI Group, Inc. (b)	9,511	334,217
Health Insurance Innovations, Inc. (a)	4,900	28,518
Heritage Insurance Holdings, Inc.	60,181	1,174,733
Horace Mann Educators Corp.	55,232	1,701,698
Independence Holding Co.	16,014	260,708
Infinity Property & Casualty Corp.	13,372	999,691
Investors Title Co.	1,086	93,787
James River Group Holdings Ltd.	18,936	553,499
Kemper Corp.	72,301	1,943,451
Lincoln National Corp.	338,144	12,352,400
Loews Corp.	391,322	14,224,555
Maiden Holdings Ltd. (b)	73,970	885,421
Markel Corp. (a)	19,270	16,508,802
Marsh & McLennan Companies, Inc.	731,129	41,710,909
MBIA, Inc. (a)(b)	228,577	1,568,038
Mercury General Corp.	50,517	2,656,184
MetLife, Inc.	1,567,589	62,013,821
National General Holdings Corp.	96,033	1,913,938
National Interstate Corp.	15,961	355,292
National Western Life Group, Inc.	3,602	773,025
Navigators Group, Inc. (a)	17,231	1,395,366
Old Republic International Corp.	409,862	7,295,544
OneBeacon Insurance Group Ltd.	32,052	413,791
PartnerRe Ltd.	64,815	9,091,600
Patriot National, Inc. (a)(b)	7,857	33,157
Phoenix Companies, Inc. (a)	7,382	272,396
Pricoa Global Funding I	629,765	41,621,169
Primerica, Inc.	65,762	2,774,499
Principal Financial Group, Inc.	379,724	14,357,364
ProAssurance Corp.	80,899	3,989,130
Progressive Corp.	818,867	26,138,235
Reinsurance Group of America, Inc.	91,293	8,225,499
RenaissanceRe Holdings Ltd.	65,324	7,394,677
RLI Corp.	52,935	3,322,730
Safety Insurance Group, Inc.	17,540	970,137
Selective Insurance Group, Inc.	86,856	2,916,624
StanCorp Financial Group, Inc.	60,296	6,928,010
State Auto Financial Corp.	21,317	458,742
State National Companies, Inc.	40,781	459,602
Stewart Information Services Corp.	27,370	923,738
The Travelers Companies, Inc.	421,596	45,330,002
Third Point Reinsurance Ltd. (a)(b)	78,596	868,486
Torchmark Corp. (b)	173,559	8,889,692
United Fire Group, Inc.	32,386	1,305,804
United Insurance Holdings Corp.	21,251	414,607
Universal Insurance Holdings, Inc. (b)	42,273	825,169
Unum Group	327,044	9,330,565
Validus Holdings Ltd.	125,147	5,620,352
W.R. Berkley Corp.	139,886	7,204,129
White Mountains Insurance Group Ltd.	8,265	6,338,098
Willis Group Holdings PLC (b)	193,650	21,944,418
WMI Holdings Corp. (a)	116,842	285,094
XL Group PLC Class A	405,616	13,945,078
		877,975,025
Real Estate Investment Trusts - 4.2%
Acadia Realty Trust (SBI)	120,965	3,997,893
AG Mortgage Investment Trust, Inc.	28,740	354,364
Agree Realty Corp.	17,794	659,268
Alexanders, Inc.	5,854	2,252,795
Alexandria Real Estate Equities, Inc.	100,553	7,959,775
Altisource Residential Corp. Class B	74,457	698,407
American Assets Trust, Inc.	63,016	2,337,263
American Campus Communities, Inc.	180,581	7,904,030
American Capital Agency Corp.	475,099	8,585,039
American Capital Mortgage Investment Corp.	77,847	1,075,846
American Homes 4 Rent Class A	219,835	3,077,690
American Residential Properties, Inc.	37,789	600,467
American Tower Corp.	598,767	55,206,317
Annaly Capital Management, Inc.	1,331,339	13,486,464
Anworth Mortgage Asset Corp.	251,516	1,182,125
Apartment Investment & Management Co. Class A	208,409	7,629,853
Apollo Commercial Real Estate Finance, Inc.	62,598	967,139
Apollo Residential Mortgage, Inc.	39,031	503,500
Apple Hospitality (REIT), Inc. (b)	259,742	4,937,695
Arbor Realty Trust, Inc.	58,520	397,936
Ares Commercial Real Estate Corp.	39,618	386,276
Armada Hoffler Properties, Inc.	22,245	236,464
Armour Residential REIT, Inc. (b)	61,211	1,178,312
Ashford Hospitality Prime, Inc.	37,189	365,568
Ashford Hospitality Trust, Inc.	100,347	554,919
AvalonBay Communities, Inc.	191,810	32,922,268
Blackstone Mortgage Trust, Inc.	119,369	2,953,189
Bluerock Residental Growth (REIT), Inc.	18,249	187,235
Boston Properties, Inc.	214,958	24,535,306
Brandywine Realty Trust (SBI)	245,200	3,018,412
Brixmor Property Group, Inc.	272,239	6,378,560
BRT Realty Trust (a)	189,164	1,220,108
Camden Property Trust (SBI)	128,537	9,606,855
Campus Crest Communities, Inc.	86,404	603,964
Capstead Mortgage Corp.	129,311	1,255,610
Care Capital Properties, Inc.	119,807	3,176,084
CareTrust (REIT), Inc.	70,605	804,191
CatchMark Timber Trust, Inc.	51,201	545,291
CBL & Associates Properties, Inc.	216,304	2,493,985
Cedar Shopping Centers, Inc.	134,023	915,377
Chambers Street Properties	599,992	4,529,940
Chatham Lodging Trust	57,137	1,146,168
Cherry Hill Mortgage Investment Corp.	2,726	38,791
Chesapeake Lodging Trust	85,461	2,171,564
Chimera Investment Corp.	263,589	3,434,565
CIM Commercial Trust Corp.	4,057	66,373
City Office (REIT), Inc.	19,500	235,950
Colony Financial, Inc.	142,506	2,337,098
Colony Starwood Homes (b)	66,795	1,466,818
Columbia Property Trust, Inc.	174,483	3,536,770
Communications Sales & Leasing, Inc.	170,185	3,207,987
Condor Hospitality Trust, Inc. (a)	703	530
CorEnergy Infrastructure Trust, Inc. (b)	13,819	182,549
Coresite Realty Corp.	39,074	2,518,710
Corporate Office Properties Trust (SBI)	143,522	3,358,415
Corrections Corp. of America	169,695	4,909,276
Cousins Properties, Inc.	284,086	2,460,185
Crown Castle International Corp.	470,344	40,684,756
CubeSmart	239,891	7,172,741
CyrusOne, Inc. (b)	85,958	3,407,375
CYS Investments, Inc.	197,203	1,546,072
DCT Industrial Trust, Inc.	102,100	3,694,999
DDR Corp.	441,205	7,381,360
DiamondRock Hospitality Co.	260,672	2,319,981
Digital Realty Trust, Inc.	202,805	16,035,791
Douglas Emmett, Inc.	203,089	5,450,909
Duke Realty LP	473,306	9,787,968
DuPont Fabros Technology, Inc.	100,616	3,586,960
Dynex Capital, Inc.	68,104	432,460
Easterly Government Properties, Inc.	21,223	362,913
EastGroup Properties, Inc.	46,143	2,502,335
Education Realty Trust, Inc.	84,635	3,355,778
Ellington Residential Mortgage REIT	7,146	86,324
Empire State Realty Trust, Inc.	146,821	2,302,153
EPR Properties	88,895	5,531,936
Equinix, Inc.	95,764	29,082,569
Equity Commonwealth (a)	171,056	4,555,221
Equity Lifestyle Properties, Inc.	120,671	8,466,277
Equity One, Inc.	158,194	4,336,098
Equity Residential (SBI)	512,070	38,144,094
Essex Property Trust, Inc.	93,996	19,671,483
Extra Space Storage, Inc.	169,487	13,923,357
Federal Realty Investment Trust (SBI)	94,710	14,022,763
FelCor Lodging Trust, Inc.	200,216	1,481,598
First Industrial Realty Trust, Inc.	150,659	3,242,182
First Potomac Realty Trust	85,240	721,130
Five Oaks Investment Corp.	4,880	23,522
Forest City Realty Trust, Inc.	298,211	5,561,635
Four Corners Property Trust, Inc.	52,447	860,655
Franklin Street Properties Corp.	139,951	1,330,934
Gaming & Leisure Properties	121,458	3,180,985
General Growth Properties, Inc.	818,551	22,526,524
Getty Realty Corp.	42,233	768,218
Gladstone Commercial Corp.	19,665	292,615
Gladstone Land Corp.	8,000	68,000
Global Net Lease, Inc.	250,435	1,935,863
Government Properties Income Trust (b)	79,105	1,173,918
Great Ajax Corp.	3,455	34,343
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,775	823,708
Hatteras Financial Corp.	121,103	1,665,166
HCP, Inc. (b)	659,255	19,500,763
Healthcare Realty Trust, Inc.	143,834	4,172,624
Healthcare Trust of America, Inc.	207,814	5,779,307
Hersha Hospitality Trust	71,283	1,434,927
Highwoods Properties, Inc. (SBI)	154,862	6,744,240
Hospitality Properties Trust (SBI)	205,814	4,997,164
Host Hotels & Resorts, Inc.	1,068,179	16,353,820
Hudson Pacific Properties, Inc.	93,277	2,378,564
Independence Realty Trust, Inc.	33,740	216,948
InfraReit, Inc.	33,447	706,401
Inland Real Estate Corp.	134,174	1,422,244
Invesco Mortgage Capital, Inc.	162,908	1,842,489
Investors Real Estate Trust	170,202	1,045,040
Iron Mountain, Inc.	300,443	8,827,015
iStar Financial, Inc. (a)	102,599	867,988
JAVELIN Mortgage Investment Corp.	12,977	77,602
Jernigan Capital, Inc. (b)	3,052	45,627
Kilroy Realty Corp.	134,707	7,310,549
Kimco Realty Corp.	576,480	15,420,840
Kite Realty Group Trust	145,444	3,915,352
Ladder Capital Corp. Class A	75,752	783,276
Lamar Advertising Co. Class A	110,280	6,300,296
LaSalle Hotel Properties (SBI)	151,248	3,682,889
Lexington Corporate Properties Trust	345,008	2,670,362
Liberty Property Trust (SBI)	229,311	6,622,502
LTC Properties, Inc.	62,032	2,756,702
Mack-Cali Realty Corp.	122,465	2,437,054
Medical Properties Trust, Inc.	337,235	3,901,809
MFA Financial, Inc.	513,118	3,494,334
Mid-America Apartment Communities, Inc.	102,000	9,173,880
Monmouth Real Estate Investment Corp. Class A	92,773	1,027,925
Monogram Residential Trust, Inc.	257,535	2,338,418
National Health Investors, Inc.	54,377	3,420,857
National Retail Properties, Inc. (b)	191,189	8,408,492
National Storage Affiliates Trust	21,263	384,648
New Residential Investment Corp.	317,843	3,721,942
New Senior Investment Group, Inc.	149,321	1,446,920
New York (REIT), Inc.	231,906	2,226,298
New York Mortgage Trust, Inc. (b)	125,316	523,821
Newcastle Investment Corp.	86,128	303,171
NexPoint Residential Trust, Inc.	24,806	293,703
NorthStar Realty Europe Corp.	77,758	758,918
NorthStar Realty Finance Corp.	261,596	3,267,334
Omega Healthcare Investors, Inc.	234,896	7,530,766
One Liberty Properties, Inc.	17,377	368,914
Orchid Island Capital, Inc. (b)	20,507	197,277
Outfront Media, Inc.	193,428	3,955,603
Owens Realty Mortgage, Inc.	54,252	823,003
Paramount Group, Inc.	263,588	3,985,451
Parkway Properties, Inc.	135,012	1,807,811
Pebblebrook Hotel Trust	95,282	2,587,859
Pennsylvania Real Estate Investment Trust (SBI)	105,464	2,020,690
PennyMac Mortgage Investment Trust	97,201	1,279,165
Physicians Realty Trust	119,526	2,053,457
Piedmont Office Realty Trust, Inc. Class A	209,992	3,857,553
Post Properties, Inc.	73,877	4,117,165
Potlatch Corp.	53,054	1,402,748
Power (REIT) (a)	718	3,087
Preferred Apartment Communities, Inc. Class A	29,993	362,915
Prologis, Inc.	729,757	28,066,454
PS Business Parks, Inc.	31,822	2,921,578
Public Storage	207,752	51,832,046
QTS Realty Trust, Inc. Class A	52,204	2,324,122
RAIT Financial Trust	116,629	305,568
Ramco-Gershenson Properties Trust (SBI)	128,503	2,158,850
Rayonier, Inc.	174,146	3,801,607
Realty Income Corp.	354,306	20,741,073
Redwood Trust, Inc. (b)	130,122	1,547,151
Regency Centers Corp.	133,864	9,448,121
Resource Capital Corp. (b)	40,594	450,187
Retail Opportunity Investments Corp.	151,377	2,782,309
Retail Properties America, Inc.	368,229	5,409,284
Rexford Industrial Realty, Inc.	67,185	1,132,067
RLJ Lodging Trust	176,982	3,711,313
Rouse Properties, Inc. (b)	57,542	1,049,566
Ryman Hospitality Properties, Inc.	71,041	3,400,733
Sabra Health Care REIT, Inc.	99,253	1,976,624
Saul Centers, Inc.	23,905	1,170,867
Select Income REIT	130,864	2,698,416
Senior Housing Properties Trust (SBI)	366,092	5,714,696
Seritage Growth Properties (b)	28,884	1,194,642
Silver Bay Realty Trust Corp.	47,769	656,824
Simon Property Group, Inc.	436,677	82,850,727
SL Green Realty Corp.	139,194	12,274,127
SoTHERLY Hotels, Inc.	2,721	14,802
Sovran Self Storage, Inc.	53,074	5,649,197
Spirit Realty Capital, Inc.	598,823	6,401,418
Stag Industrial, Inc.	92,815	1,629,831
Starwood Property Trust, Inc.	334,722	5,871,024
Store Capital Corp.	115,143	2,780,703
Summit Hotel Properties, Inc.	122,449	1,323,674
Sun Communities, Inc.	93,367	6,305,074
Sunstone Hotel Investors, Inc.	296,955	3,830,720
Tanger Factory Outlet Centers, Inc.	125,594	4,029,056
Taubman Centers, Inc.	81,539	5,774,592
Terreno Realty Corp.	58,086	1,286,024
The GEO Group, Inc.	101,971	2,961,238
The Macerich Co.	187,597	14,835,171
TIER REIT, Inc. (b)	108,647	1,412,411
Two Harbors Investment Corp.	497,543	3,855,958
UDR, Inc.	372,977	12,804,300
UMH Properties, Inc.	13,625	127,939
United Development Funding IV (b)	104,924	335,757
Universal Health Realty Income Trust (SBI)	18,784	973,763
Urban Edge Properties	128,665	3,129,133
Urstadt Biddle Properties, Inc. Class A	42,563	841,471
Ventas, Inc.	467,096	26,003,234
VEREIT, Inc.	1,316,685	10,559,814
Vornado Realty Trust	247,357	21,361,751
Washington REIT (SBI)	91,707	2,372,460
Weingarten Realty Investors (SBI)	159,989	5,636,412
Welltower, Inc.	501,237	31,968,896
Western Asset Mortgage Capital Corp. (b)	46,434	501,952
Weyerhaeuser Co.	1,105,468	28,720,059
Whitestone REIT Class B	26,734	299,955
WP Carey, Inc.	142,219	8,062,395
WP Glimcher, Inc.	269,386	2,327,495
Xenia Hotels & Resorts, Inc.	170,955	2,619,031
ZAIS Financial Corp.	6,000	84,300
		1,231,957,679
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	66,574	2,231,560
Altisource Portfolio Solutions SA (a)(b)	18,423	492,999
AV Homes, Inc. (a)(b)	12,051	120,269
CBRE Group, Inc. (a)	397,487	10,100,145
Consolidated-Tomoka Land Co. (b)	6,987	335,097
Forestar Group, Inc. (a)(b)	38,487	375,248
FRP Holdings, Inc. (a)	3,842	130,397
Howard Hughes Corp. (a)	49,445	4,588,002
Jones Lang LaSalle, Inc.	64,176	6,550,444
Kennedy-Wilson Holdings, Inc.	142,223	2,705,081
Marcus & Millichap, Inc. (a)	19,559	435,970
Maui Land & Pineapple, Inc. (a)	31,310	169,387
RE/MAX Holdings, Inc.	20,733	664,700
Realogy Holdings Corp. (a)	208,926	6,679,364
Tejon Ranch Co. (a)(b)	18,740	329,824
The RMR Group, Inc. (a)	10,073	227,247
The St. Joe Co. (a)	101,566	1,544,819
Transcontinental Realty Investors, Inc. (a)	20,697	222,493
		37,903,046
Thrifts & Mortgage Finance - 0.2%
Anchor BanCorp Wisconsin, Inc. (a)	8,145	340,135
Astoria Financial Corp.	111,784	1,664,464
Bank Mutual Corp.	56,001	418,327
BankFinancial Corp.	19,300	232,372
BBX Capital Corp. (a)(b)	18,261	224,245
Bear State Financial, Inc. (a)(b)	13,571	124,717
Beneficial Bancorp, Inc. (a)	178,014	2,276,799
BofI Holding, Inc. (a)(b)	77,556	1,437,113
BSB Bancorp, Inc. (a)	6,958	152,311
Cape Bancorp, Inc.	2,611	33,577
Capitol Federal Financial, Inc.	194,739	2,447,869
Charter Financial Corp.	1,496	20,510
Chicopee Bancorp, Inc.	1,816	32,234
Clifton Bancorp, Inc.	29,093	429,413
Dime Community Bancshares, Inc.	51,879	883,499
ESSA Bancorp, Inc.	4,298	57,464
Essent Group Ltd. (a)	98,963	1,905,038
EverBank Financial Corp.	121,901	1,587,151
Farmer Mac Class C (non-vtg.)	15,100	489,995
First Defiance Financial Corp.	9,272	363,370
First Financial Northwest, Inc.	2,197	29,374
Flagstar Bancorp, Inc. (a)	37,206	714,355
Fox Chase Bancorp, Inc.	14,307	274,265
HF Financial Corp.	2,735	46,386
Hingham Institution for Savings	1,505	176,762
HomeStreet, Inc. (a)(b)	25,316	505,561
Impac Mortgage Holdings, Inc. (a)(b)	10,028	134,074
Kearny Financial Corp.	22,253	266,368
Lendingtree, Inc. (a)(b)	11,133	983,823
Meridian Bancorp, Inc.	112,706	1,554,216
Meta Financial Group, Inc.	7,949	329,009
MGIC Investment Corp. (a)(b)	512,611	3,506,259
Nationstar Mortgage Holdings, Inc. (a)(b)	49,983	590,799
New York Community Bancorp, Inc.	708,392	10,717,971
NMI Holdings, Inc. (a)	63,061	321,611
Northfield Bancorp, Inc.	77,835	1,222,788
Northwest Bancshares, Inc.	124,501	1,567,468
OceanFirst Financial Corp.	10,213	173,519
Ocwen Financial Corp. (a)(b)	142,608	540,484
Oritani Financial Corp.	49,423	836,237
PennyMac Financial Services, Inc. (a)	26,801	332,600
PHH Corp. (a)	72,291	655,679
Poage Bankshares, Inc.	2,365	39,874
Provident Financial Holdings, Inc.	3,066	53,747
Provident Financial Services, Inc.	124,224	2,309,324
Radian Group, Inc.	276,882	2,990,326
Riverview Bancorp, Inc.	6,875	29,288
Security National Financial Corp. Class A	11,194	60,783
SI Financial Group, Inc.	3,746	52,069
Southern Missouri Bancorp, Inc.	1,632	38,417
Stonegate Mortgage Corp. (a)(b)	14,418	67,476
Territorial Bancorp, Inc.	13,244	340,768
TFS Financial Corp.	159,329	2,692,660
Timberland Bancorp, Inc.	5,034	62,120
Trustco Bank Corp., New York	128,165	739,512
United Community Financial Corp.	43,226	255,033
United Financial Bancorp, Inc. New	73,256	848,304
Walker & Dunlop, Inc. (a)(b)	36,696	848,412
Walter Investment Management Corp. (a)(b)	49,597	371,978
Washington Federal, Inc.	128,254	2,717,702
Waterstone Financial, Inc.	38,293	540,697
Westfield Financial, Inc.	28,907	241,663
WSFS Financial Corp.	41,525	1,258,208
		57,158,572

TOTAL FINANCIALS		5,148,946,841

HEALTH CARE - 14.1%
Biotechnology - 3.4%
AbbVie, Inc.	2,314,876	126,415,378
Abeona Therapeutics, Inc. (a)	14,781	33,109
ACADIA Pharmaceuticals, Inc. (a)(b)	153,690	2,652,689
Acceleron Pharma, Inc. (a)(b)	65,396	1,657,135
Achillion Pharmaceuticals, Inc. (a)(b)	148,629	1,098,368
Acorda Therapeutics, Inc. (a)(b)	62,128	2,032,207
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	77,699
Adamas Pharmaceuticals, Inc. (a)	13,721	175,629
Aduro Biotech, Inc. (b)	16,502	240,269
Advaxis, Inc. (a)(b)	33,087	180,655
Aegerion Pharmaceuticals, Inc. (a)(b)	33,098	186,673
Agenus, Inc. (a)(b)	96,074	266,125
Agios Pharmaceuticals, Inc. (a)(b)	43,078	1,652,041
Aimmune Therapeutics, Inc. (a)(b)	19,986	319,776
Akebia Therapeutics, Inc. (a)(b)	32,346	236,126
Alder Biopharmaceuticals, Inc. (a)(b)	33,491	635,994
Alexion Pharmaceuticals, Inc. (a)	319,163	44,938,150
Alkermes PLC (a)	213,672	6,895,195
Alnylam Pharmaceuticals, Inc. (a)	108,490	6,354,259
AMAG Pharmaceuticals, Inc. (a)	43,810	1,151,327
Amgen, Inc.	1,067,585	151,895,994
Amicus Therapeutics, Inc. (a)(b)	167,452	1,031,504
Anacor Pharmaceuticals, Inc. (a)	63,116	4,025,538
Anavex Life Sciences Corp. (a)(b)	42,618	190,502
Anthera Pharmaceuticals, Inc. (a)(b)	58,148	176,188
Applied Genetic Technologies Corp. (a)	14,097	187,067
Aquinox Pharmaceuticals, Inc. (a)(b)	13,024	115,783
Ardelyx, Inc. (a)	32,056	309,661
Arena Pharmaceuticals, Inc. (a)(b)	308,170	459,173
Argos Therapeutics, Inc. (a)(b)	5,077	22,542
ARIAD Pharmaceuticals, Inc. (a)	248,972	1,359,387
ArQule, Inc. (a)	65,290	123,398
Array BioPharma, Inc. (a)	168,502	422,940
Arrowhead Research Corp. (a)(b)	82,473	321,645
Asterias Biotherapeutics, Inc. (a)(b)	14,186	60,858
Atara Biotherapeutics, Inc. (a)(b)	30,076	494,449
Athersys, Inc. (a)(b)	92,903	165,367
aTyr Pharma, Inc. (a)(b)	6,529	29,185
Avalanche Biotechnologies, Inc. (a)	12,370	63,334
AVEO Pharmaceuticals, Inc. (a)(b)	43,200	42,336
Baxalta, Inc.	822,368	31,677,615
Bellicum Pharmaceuticals, Inc. (a)(b)	12,564	113,327
BIND Therapeutics, Inc. (a)(b)	9,573	15,508
Biocept, Inc. (a)(b)	21,277	28,511
BioCryst Pharmaceuticals, Inc. (a)(b)	89,890	178,881
Biogen, Inc. (a)	315,466	81,838,190
BioMarin Pharmaceutical, Inc. (a)	230,214	18,847,620
Biospecifics Technologies Corp. (a)	7,257	257,624
Biota Pharmaceuticals, Inc. (a)	46,093	70,983
BioTime, Inc. (a)(b)	66,499	152,948
bluebird bio, Inc. (a)(b)	52,478	2,425,533
Blueprint Medicines Corp. (b)	16,623	288,077
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	35,719
Calithera Biosciences, Inc. (a)(b)	11,343	67,377
Cancer Genetics, Inc. (a)	9,725	21,395
Cara Therapeutics, Inc. (a)	22,235	109,396
CASI Pharmaceuticals, Inc. (a)	289	228
Catalyst Biosciences, Inc. (a)	2,710	5,447
Catalyst Pharmaceutical Partners, Inc. (a)(b)	93,518	98,194
Cel-Sci Corp. (a)	81,306	46,751
Celgene Corp. (a)	1,112,555	112,178,921
Celladon Corp. (a)(b)	15,979	14,860
Celldex Therapeutics, Inc. (a)(b)	136,283	926,724
Cellular Biomedicine Group, Inc. (a)	8,068	139,899
Celsion Corp. (a)(b)	10,682	13,139
Cepheid, Inc. (a)	100,753	2,990,349
Ceres, Inc. (a)	1,995	503
Cerulean Pharma, Inc. (a)(b)	28,222	55,033
ChemoCentryx, Inc. (a)(b)	22,820	75,078
Chiasma, Inc. (a)	8,745	86,313
Chimerix, Inc. (a)	63,824	294,229
Cidara Therapeutics, Inc.	2,782	27,876
Cleveland Biolabs, Inc. (a)(b)	1,776	5,772
Clovis Oncology, Inc. (a)(b)	43,431	808,685
Coherus BioSciences, Inc. (a)(b)	13,933	197,709
Conatus Pharmaceuticals, Inc. (a)(b)	19,091	33,982
Concert Pharmaceuticals, Inc. (a)	25,754	331,196
CorMedix, Inc. (a)(b)	48,587	76,282
CTI BioPharma Corp. (a)(b)	191,537	103,794
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	199,435
Cyclacel Pharmaceuticals, Inc. (a)	11,529	4,047
Cytokinetics, Inc. (a)(b)	40,859	257,412
CytomX Therapeutics, Inc. (a)(b)	8,521	109,921
Cytori Therapeutics, Inc. (a)(b)	161,644	33,945
CytRx Corp. (a)(b)	55,459	146,412
Dicerna Pharmaceuticals, Inc. (a)	22,350	110,856
Discovery Laboratories, Inc. (a)	9,487	18,974
Dyax Corp. rights 12/31/19 (a)	200,675	467,573
Dynavax Technologies Corp. (a)(b)	52,974	853,941
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	944,131
Edge Therapeutics, Inc. (a)	9,487	67,927
Eleven Biotherapeutics, Inc. (a)	6,105	1,801
Emergent BioSolutions, Inc. (a)(b)	38,141	1,290,310
Enanta Pharmaceuticals, Inc. (a)(b)	16,864	478,769
Enzon Pharmaceuticals, Inc.	43,430	18,675
Epirus Biopharmaceuticals, Inc. (a)	17,330	46,271
Epizyme, Inc. (a)(b)	64,306	565,250
Esperion Therapeutics, Inc. (a)(b)	26,856	399,886
Exact Sciences Corp. (a)(b)	127,083	639,227
Exelixis, Inc. (a)(b)	272,227	990,906
Fate Therapeutics, Inc. (a)(b)	23,219	40,865
Fibrocell Science, Inc. (a)(b)	38,880	87,869
FibroGen, Inc. (a)	78,653	1,363,056
Five Prime Therapeutics, Inc. (a)(b)	33,190	1,080,998
Flexion Therapeutics, Inc. (a)(b)	12,508	118,263
Fortress Biotech, Inc. (a)(b)	43,908	124,699
Foundation Medicine, Inc. (a)(b)	24,382	361,585
Galectin Therapeutics, Inc. (a)	13,518	17,303
Galena Biopharma, Inc. (a)(b)	255,403	211,984
Galmed Pharmaceuticals Ltd. (a)	3,203	14,894
Genocea Biosciences, Inc. (a)(b)	32,032	125,565
Genomic Health, Inc. (a)	30,953	787,135
GenVec, Inc. (a)	8,140	4,070
Geron Corp. (a)(b)	196,151	472,724
Gilead Sciences, Inc.	2,040,243	178,011,202
Global Blood Therapeutics, Inc. (a)(b)	9,193	137,251
GlycoMimetics, Inc. (a)	10,456	47,470
GTx, Inc. (a)	19,627	11,972
Halozyme Therapeutics, Inc. (a)(b)	151,873	1,234,727
Harvard Apparatus (a)(b)	3,080	4,158
Heat Biologics, Inc. (a)(b)	3,136	3,136
Hemispherx Biopharma, Inc. (a)	130,774	18,308
Heron Therapeutics, Inc. (a)(b)	43,966	698,180
iBio, Inc. (a)(b)	40,361	23,680
Idera Pharmaceuticals, Inc. (a)(b)	159,215	283,403
Ignyta, Inc. (a)	41,954	268,086
Immune Design Corp. (a)(b)	12,017	120,290
ImmunoCellular Therapeutics Ltd. (a)(b)	41,923	12,367
ImmunoGen, Inc. (a)(b)	137,379	1,000,119
Immunomedics, Inc. (a)(b)	99,673	225,261
Incyte Corp. (a)	239,645	17,613,908
Infinity Pharmaceuticals, Inc. (a)	64,535	373,012
Inotek Pharmaceuticals Corp. (b)	20,127	137,266
Inovio Pharmaceuticals, Inc. (a)(b)	96,684	609,109
Insmed, Inc. (a)	93,412	1,142,429
Insys Therapeutics, Inc. (a)(b)	29,958	523,666
Intercept Pharmaceuticals, Inc. (a)(b)	26,182	2,916,151
Intrexon Corp. (a)(b)	75,330	2,331,464
Invitae Corp. (b)	18,362	158,464
Ionis Pharmaceuticals, Inc. (a)(b)	167,412	5,785,759
Ironwood Pharmaceuticals, Inc. Class A (a)	198,200	1,912,630
IsoRay, Inc. (a)(b)	57,047	47,919
Juno Therapeutics, Inc. (a)(b)	101,011	3,552,557
Karyopharm Therapeutics, Inc. (a)	26,763	157,902
Keryx Biopharmaceuticals, Inc. (a)(b)	130,530	524,731
Kindred Biosciences, Inc. (a)	10,713	40,924
Kite Pharma, Inc. (a)(b)	57,324	2,563,529
La Jolla Pharmaceutical Co. (a)	18,994	292,318
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	643,582
Ligand Pharmaceuticals, Inc. Class B (a)(b)	23,017	2,124,009
Lion Biotechnologies, Inc. (a)(b)	61,965	345,765
Loxo Oncology, Inc. (a)(b)	9,155	172,022
Lpath, Inc. (a)	7,871	1,417
Macrogenics, Inc. (a)	37,964	606,665
MannKind Corp. (a)(b)	336,759	346,862
Mast Therapeutics, Inc. (a)(b)	146,638	42,378
Medgenics, Inc. (a)(b)	41,669	172,093
MediciNova, Inc. (a)(b)	31,401	188,406
Medivation, Inc. (a)	226,437	8,099,651
MEI Pharma, Inc. (a)	26,819	31,110
Merrimack Pharmaceuticals, Inc. (a)(b)	159,070	921,015
MiMedx Group, Inc. (a)(b)	155,727	1,281,633
Mirati Therapeutics, Inc. (a)(b)	22,963	484,290
Momenta Pharmaceuticals, Inc. (a)	80,881	679,805
Myriad Genetics, Inc. (a)(b)	99,702	3,489,570
Nanosphere, Inc. (a)(b)	1,812	1,287
NanoViricides, Inc. (a)(b)	32,620	81,550
NantKwest, Inc. (a)(b)	13,853	95,309
Natera, Inc. (a)(b)	9,216	62,208
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	146,989
Neothetics, Inc. (a)(b)	10,095	6,096
Neuralstem, Inc. (a)(b)	106,528	106,528
Neurocrine Biosciences, Inc. (a)	110,210	4,053,524
NewLink Genetics Corp. (a)(b)	24,740	520,530
Northwest Biotherapeutics, Inc. (a)(b)	60,544	111,401
Novavax, Inc. (a)(b)	377,995	1,648,058
Ohr Pharmaceutical, Inc. (a)(b)	32,314	101,789
OncoCyte Corp. (a)(b)	3,324	12,764
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,565	6,339
OncoMed Pharmaceuticals, Inc. (a)	19,892	189,571
Onconova Therapeutics, Inc. (a)	6,241	2,886
Oncothyreon, Inc. (a)(b)	120,855	119,659
Opexa Therapeutics, Inc. (a)(b)	715	1,709
Ophthotech Corp. (a)(b)	50,366	2,268,485
Opko Health, Inc. (a)(b)	463,981	4,315,023
Oragenics, Inc. (a)(b)	9,973	10,571
Orexigen Therapeutics, Inc. (a)	166,751	118,410
Organovo Holdings, Inc. (a)(b)	125,927	283,336
Osiris Therapeutics, Inc. (b)	18,170	129,734
Otonomy, Inc. (a)	38,289	485,122
OvaScience, Inc. (a)(b)	31,036	172,250
OXiGENE, Inc. (a)	561	325
Palatin Technologies, Inc. (a)	9,275	4,545
PDL BioPharma, Inc.	309,517	931,646
Peregrine Pharmaceuticals, Inc. (a)(b)	243,489	97,420
Pfenex, Inc. (a)	21,045	150,261
PharmAthene, Inc. (a)	51,372	87,332
Portola Pharmaceuticals, Inc. (a)(b)	95,806	2,698,855
Progenics Pharmaceuticals, Inc. (a)(b)	85,314	376,235
Proteon Therapeutics, Inc. (a)(b)	5,515	29,671
Prothena Corp. PLC (a)	60,302	1,920,016
PTC Therapeutics, Inc. (a)(b)	53,763	429,029
Puma Biotechnology, Inc. (a)(b)	29,981	1,342,549
Radius Health, Inc. (a)(b)	45,680	1,338,424
Raptor Pharmaceutical Corp. (a)	110,330	381,742
Recro Pharma, Inc. (a)	5,300	35,404
Regeneron Pharmaceuticals, Inc. (a)	109,554	42,070,927
REGENXBIO, Inc. (a)	8,339	101,152
Regulus Therapeutics, Inc. (a)(b)	29,427	193,335
Repligen Corp. (a)(b)	42,236	1,086,732
Retrophin, Inc. (a)(b)	41,038	583,971
Rexahn Pharmaceuticals, Inc. (a)	252,511	87,874
Rigel Pharmaceuticals, Inc. (a)	109,711	249,044
Sage Therapeutics, Inc. (a)	27,948	821,671
Sangamo Biosciences, Inc. (a)(b)	104,366	546,878
Sarepta Therapeutics, Inc. (a)(b)	55,759	764,456
Seattle Genetics, Inc. (a)(b)	167,606	5,060,025
Seres Therapeutics, Inc. (b)	21,515	497,212
Sorrento Therapeutics, Inc. (a)(b)	38,584	233,047
Spark Therapeutics, Inc. (b)	21,750	692,955
Spectrum Pharmaceuticals, Inc. (a)	70,340	317,937
StemCells, Inc. (a)(b)	41,468	17,790
Stemline Therapeutics, Inc. (a)(b)	20,998	101,000
Sunesis Pharmaceuticals, Inc. (a)	32,643	24,482
Synergy Pharmaceuticals, Inc. (a)(b)	128,763	401,741
Synta Pharmaceuticals Corp. (a)(b)	141,508	32,193
Synthetic Biologics, Inc. (a)(b)	84,770	162,758
T2 Biosystems, Inc. (a)(b)	10,617	84,830
Tenax Therapeutics, Inc. (a)(b)	1,373	3,117
TESARO, Inc. (a)	40,199	1,626,452
TetraLogic Pharmaceuticals Corp. (a)(b)	5,276	580
TG Therapeutics, Inc. (a)(b)	56,494	470,595
Threshold Pharmaceuticals, Inc. (a)(b)	66,603	15,019
Tobira Therapeutics, Inc. (a)(b)	1,768	12,517
Tokai Pharmaceuticals, Inc. (a)(b)	5,465	34,812
TONIX Pharmaceuticals Holding (a)(b)	17,169	42,579
TRACON Pharmaceuticals, Inc. (b)	4,111	27,297
Trevena, Inc. (a)	37,023	309,883
Trovagene, Inc. (a)(b)	33,847	174,312
Ultragenyx Pharmaceutical, Inc. (a)	50,781	3,097,133
United Therapeutics Corp. (a)(b)	66,022	8,050,723
Vanda Pharmaceuticals, Inc. (a)	64,409	505,611
Verastem, Inc. (a)	47,048	52,694
Vericel Corp. (a)	3,923	7,924
Versartis, Inc. (a)(b)	25,643	168,475
Vertex Pharmaceuticals, Inc. (a)	348,080	29,757,359
Vical, Inc. (a)	65,666	23,870
Vitae Pharmaceuticals, Inc. (a)	16,202	146,304
Vital Therapies, Inc. (a)(b)	26,714	221,726
Voyager Therapeutics, Inc. (a)(b)	6,634	63,487
Xbiotech, Inc.	6,256	47,921
Xencor, Inc. (a)	39,671	436,381
XOMA Corp. (a)(b)	99,609	75,703
Zafgen, Inc. (a)(b)	24,672	154,447
ZIOPHARM Oncology, Inc. (a)(b)	168,209	1,322,123
		994,061,259
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc.	29,889	1,172,247
Abbott Laboratories	2,116,011	81,974,266
Abiomed, Inc. (a)(b)	55,272	4,422,313
Accuray, Inc. (a)(b)	120,573	608,894
Alere, Inc. (a)	124,153	6,617,355
Align Technology, Inc. (a)	108,516	7,165,311
Alliqua Biomedical, Inc. (a)	4,397	4,397
Alphatec Holdings, Inc. (a)	36,801	6,992
Analogic Corp.	19,536	1,464,809
Angiodynamics, Inc. (a)(b)	38,160	414,799
Anika Therapeutics, Inc. (a)(b)	16,592	748,797
Antares Pharma, Inc. (a)(b)	159,300	152,928
Atossa Genetics, Inc. (a)	789	327
Atricure, Inc. (a)(b)	34,596	573,256
Atrion Corp.	1,969	739,852
Avinger, Inc. (b)	5,723	88,306
AxoGen, Inc. (a)	17,932	93,246
Baxter International, Inc.	766,139	30,270,152
Becton, Dickinson & Co.	295,776	43,612,171
BioLase Technology, Inc. (a)(b)	31,172	27,743
Boston Scientific Corp. (a)	1,887,460	32,049,071
C.R. Bard, Inc.	106,260	20,442,299
Cantel Medical Corp.	57,107	3,633,718
Cardica, Inc. (a)	2,377	9,698
Cardiovascular Systems, Inc. (a)	37,106	310,206
Cerus Corp. (a)(b)	120,620	591,038
Cesca Therapeutics, Inc. (a)	15,844	3,516
Cogentix Medical, Inc. (a)	1,160	1,288
ConforMis, Inc. (a)	12,821	116,799
CONMED Corp.	37,823	1,503,086
Cryolife, Inc.	28,209	302,118
Cutera, Inc. (a)	15,449	182,762
Cynosure, Inc. Class A (a)(b)	29,827	1,213,064
CytoSorbents Corp. (a)	24,969	128,840
Delcath Systems, Inc. (a)	7,494	2,063
Dentsply Sirona, Inc. (b)	350,331	21,356,178
Derma Sciences, Inc. (a)(b)	27,081	89,367
DexCom, Inc. (a)	120,657	7,849,944
Echo Therapeutics, Inc. (a)	2,009	2,250
Edwards Lifesciences Corp. (a)	304,852	26,522,124
EndoChoice Holdings, Inc. (a)(b)	14,301	64,211
Endologix, Inc. (a)(b)	95,674	824,710
Entellus Medical, Inc. (b)	6,359	101,808
EnteroMedics, Inc. (a)(b)	3,563	3,848
ERBA Diagnostics, Inc. (a)	3,094	3,682
Exactech, Inc. (a)	10,055	187,526
Fonar Corp. (a)	7,275	119,601
Genmark Diagnostics, Inc. (a)(b)	59,054	292,317
Glaukos Corp. (b)	10,150	167,069
Globus Medical, Inc. (a)	98,982	2,405,263
Greatbatch, Inc. (a)	40,499	1,530,862
Haemonetics Corp. (a)	76,590	2,457,007
Halyard Health, Inc. (a)(b)	61,968	1,581,423
Hansen Medical, Inc. (a)(b)	4,869	11,929
HeartWare International, Inc. (a)(b)	22,502	719,164
Hill-Rom Holdings, Inc.	96,355	4,466,054
Hologic, Inc. (a)	344,492	11,929,758
ICU Medical, Inc. (a)	22,160	2,036,504
IDEXX Laboratories, Inc. (a)(b)	128,301	9,386,501
Inogen, Inc. (a)(b)	23,819	814,133
Insulet Corp. (a)	77,713	2,381,126
Integra LifeSciences Holdings Corp. (a)	40,567	2,489,191
Intuitive Surgical, Inc. (a)	52,709	29,678,330
Invacare Corp. (b)	43,063	521,493
InVivo Therapeutics Holdings Corp. (a)(b)	33,290	156,130
Invuity, Inc.	4,307	31,570
IRadimed Corp. (a)(b)	3,077	54,863
K2M Group Holdings, Inc. (a)	37,003	438,116
Kewaunee Scientific Corp.	1,376	22,319
LDR Holding Corp. (a)	31,269	648,832
LeMaitre Vascular, Inc.	20,554	302,760
LivaNova PLC (a)(b)	66,813	3,770,926
Masimo Corp. (a)	62,689	2,372,152
Medtronic PLC	1,991,673	154,135,573
MELA Sciences, Inc. (a)	4,012	4,052
Meridian Bioscience, Inc.	58,579	1,180,367
Merit Medical Systems, Inc. (a)	59,719	1,123,314
Misonix, Inc. (a)	3,683	22,098
Natus Medical, Inc. (a)(b)	43,776	1,589,944
Neogen Corp. (a)	51,466	2,534,701
Nevro Corp. (a)(b)	20,043	1,154,477
NuVasive, Inc. (a)	67,855	2,836,339
NxStage Medical, Inc. (a)	80,302	1,196,500
OraSure Technologies, Inc. (a)	68,939	462,581
Orthofix International NV (a)	27,349	1,050,475
Penumbra, Inc. (a)(b)	8,396	391,422
PhotoMedex, Inc. (a)(b)	6,551	3,931
Quidel Corp. (a)(b)	41,985	657,905
ResMed, Inc.	201,681	11,477,666
Retractable Technologies, Inc. (a)	5,248	13,225
Rockwell Medical Technologies, Inc. (a)(b)	62,388	598,925
RTI Biologics, Inc. (a)	100,701	352,454
Seaspine Holdings Corp. (a)	11,601	146,173
Second Sight Medical Products, Inc. (a)(b)	17,911	91,704
Sientra, Inc. (a)(b)	16,353	114,471
St. Jude Medical, Inc.	401,399	21,551,112
Staar Surgical Co. (a)(b)	34,338	213,926
Stereotaxis, Inc. (a)	3,270	2,878
Steris PLC	126,048	8,107,407
Stryker Corp.	460,274	45,972,167
SurModics, Inc. (a)	19,525	364,337
Symmetry Surgical, Inc. (a)	7,341	70,033
Synergetics U.S.A., Inc.	19,727	3,748
Tandem Diabetes Care, Inc. (a)	25,765	230,339
TearLab Corp. (a)(b)	17,390	14,608
Teleflex, Inc. (b)	59,850	8,547,777
The Cooper Companies, Inc.	71,312	10,194,764
The Spectranetics Corp. (a)(b)	57,749	818,881
TransEnterix, Inc. (a)(b)	90,218	289,600
Unilife Corp. (a)(b)	142,037	119,524
Utah Medical Products, Inc.	13,511	800,527
Varian Medical Systems, Inc. (a)(b)	134,041	10,484,687
Vascular Solutions, Inc. (a)	22,122	664,987
Veracyte, Inc. (a)(b)	15,721	103,759
Vermillion, Inc. (a)(b)	5,249	8,503
West Pharmaceutical Services, Inc.	106,395	6,598,618
Wright Medical Group NV (a)	122,077	2,086,296
Zeltiq Aesthetics, Inc. (a)(b)	45,928	1,057,722
Zimmer Biomet Holdings, Inc. (b)	252,611	24,455,271
		702,338,536
Health Care Providers & Services - 2.6%
AAC Holdings, Inc. (a)(b)	12,779	260,692
Acadia Healthcare Co., Inc. (a)(b)	99,001	5,485,645
Aceto Corp.	47,837	1,026,104
Addus HomeCare Corp. (a)	8,816	200,123
Adeptus Health, Inc. Class A (a)(b)	16,885	961,094
Aetna, Inc.	491,433	53,384,367
Air Methods Corp. (a)(b)	49,537	1,799,679
Alliance Healthcare Services, Inc. (a)	17,141	122,558
Almost Family, Inc. (a)(b)	9,932	375,032
Amedisys, Inc. (a)(b)	47,206	1,734,348
AmerisourceBergen Corp.	279,397	24,201,368
AMN Healthcare Services, Inc. (a)(b)	76,320	2,169,778
AmSurg Corp. (a)(b)	73,682	5,014,060
Anthem, Inc.	370,214	48,383,268
BioScrip, Inc. (a)(b)	97,179	209,907
BioTelemetry, Inc. (a)	34,161	411,982
Brookdale Senior Living, Inc. (a)	279,658	4,018,685
Caladrius Biosciences, Inc. (a)(b)	95,298	54,701
Capital Senior Living Corp. (a)	37,012	632,165
Cardinal Health, Inc.	463,330	37,854,061
Centene Corp. (a)(b)	171,084	9,744,945
Chemed Corp.	24,465	3,143,753
Cigna Corp.	365,846	51,075,760
Civitas Solutions, Inc. (a)	27,734	512,802
Community Health Systems, Inc. (a)	158,550	2,397,276
Corvel Corp. (a)	17,696	734,207
Cross Country Healthcare, Inc. (a)	40,427	501,699
DaVita HealthCare Partners, Inc. (a)	234,142	15,446,348
Diplomat Pharmacy, Inc. (a)(b)	48,639	1,732,521
Envision Healthcare Holdings, Inc. (a)	259,143	5,698,555
ExamWorks Group, Inc. (a)(b)	57,525	1,673,978
Express Scripts Holding Co. (a)	956,385	67,310,376
Five Star Quality Care, Inc. (a)	46,768	110,840
Genesis HealthCare, Inc. Class A (a)	27,157	48,339
HCA Holdings, Inc. (a)	444,475	30,762,115
Health Net, Inc. (a)	102,148	6,355,649
HealthEquity, Inc. (a)(b)	44,175	919,724
HealthSouth Corp.	148,138	5,218,902
Healthways, Inc. (a)	52,424	552,025
Henry Schein, Inc. (a)	116,933	19,346,565
Hooper Holmes, Inc. (a)	6,267	689
Humana, Inc.	208,213	36,847,455
Kindred Healthcare, Inc. (b)	116,492	1,224,331
Laboratory Corp. of America Holdings (a)	141,791	15,574,323
Landauer, Inc. (b)	14,935	434,160
LHC Group, Inc. (a)	17,602	627,159
LifePoint Hospitals, Inc. (a)	62,560	3,901,242
Magellan Health Services, Inc. (a)	36,747	2,314,510
McKesson Corp.	324,798	50,545,065
MEDNAX, Inc. (a)	135,220	9,065,149
Molina Healthcare, Inc. (a)(b)	61,199	3,796,786
National Healthcare Corp.	18,256	1,170,757
National Research Corp. Class A	3,663	54,835
Owens & Minor, Inc.	80,650	3,178,417
Patterson Companies, Inc. (b)	121,189	5,264,450
PDI, Inc. (a)	1,365	273
PharMerica Corp. (a)	42,657	985,803
Premier, Inc. (a)	82,287	2,675,973
Providence Service Corp. (a)	16,922	803,964
Quest Diagnostics, Inc.	197,273	13,124,573
RadNet, Inc. (a)	43,227	246,394
Select Medical Holdings Corp. (b)	156,540	1,532,527
Sharps Compliance Corp. (a)	12,687	67,875
Surgery Partners, Inc. (a)(b)	43,549	571,798
Surgical Care Affiliates, Inc. (a)	41,301	1,673,930
Team Health Holdings, Inc. (a)	99,686	4,443,005
Teladoc, Inc. (b)	14,068	194,560
Tenet Healthcare Corp. (a)(b)	137,841	3,421,214
The Ensign Group, Inc.	62,874	1,289,546
Triple-S Management Corp. (a)(b)	31,318	821,158
Trupanion, Inc. (a)(b)	5,857	53,182
U.S. Physical Therapy, Inc.	15,784	800,091
UnitedHealth Group, Inc.	1,349,428	160,716,875
Universal American Spin Corp.	80,062	534,814
Universal Health Services, Inc. Class B	132,557	14,630,316
VCA, Inc. (a)	109,673	5,596,613
Wellcare Health Plans, Inc. (a)	62,622	5,627,839
		765,397,647
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	251,489	3,148,642
athenahealth, Inc. (a)(b)	53,240	6,871,687
Castlight Health, Inc. Class B (a)(b)	69,240	229,877
Cerner Corp. (a)	426,264	21,765,040
Computer Programs & Systems, Inc. (b)	21,937	1,242,950
Connecture, Inc. (a)	7,971	23,833
Evolent Health, Inc. (b)	12,390	124,520
HealthStream, Inc. (a)	34,016	703,111
HMS Holdings Corp. (a)(b)	114,613	1,509,453
iCAD, Inc. (a)	14,864	66,442
Imprivata, Inc. (a)	18,248	210,582
IMS Health Holdings, Inc. (a)	202,189	5,212,432
Inovalon Holdings, Inc. Class A (b)	65,769	1,130,569
Medidata Solutions, Inc. (a)(b)	73,311	2,529,230
Omnicell, Inc. (a)	45,461	1,244,268
Press Ganey Holdings, Inc. (b)	38,440	1,014,047
Quality Systems, Inc.	73,135	1,137,249
Simulations Plus, Inc.	6,008	57,497
Veeva Systems, Inc. Class A (a)(b)	119,002	2,890,559
Vocera Communications, Inc. (a)	39,674	549,485
		51,661,473
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	35,982	432,863
Affymetrix, Inc. (a)(b)	111,130	1,560,265
Agilent Technologies, Inc.	474,163	17,709,988
Albany Molecular Research, Inc. (a)(b)	31,313	461,554
Bio-Rad Laboratories, Inc. Class A (a)	30,427	4,096,691
Bio-Techne Corp.	50,985	4,376,552
Bruker Corp.	149,896	3,894,298
Cambrex Corp. (a)	45,603	1,758,908
Charles River Laboratories International, Inc. (a)	61,660	4,527,694
Enzo Biochem, Inc. (a)	40,983	173,768
Fluidigm Corp. (a)(b)	38,600	255,918
Harvard Bioscience, Inc. (a)	18,919	52,027
Illumina, Inc. (a)	206,750	31,062,120
INC Research Holdings, Inc. Class A (a)	44,703	1,773,815
Luminex Corp. (a)(b)	60,397	1,128,216
Mettler-Toledo International, Inc. (a)	38,205	12,031,137
Nanostring Technologies, Inc. (a)(b)	9,816	118,185
NeoGenomics, Inc. (a)	77,966	496,643
Pacific Biosciences of California, Inc. (a)(b)	83,140	689,231
PAREXEL International Corp. (a)(b)	73,562	4,317,354
PerkinElmer, Inc.	154,269	7,290,753
PRA Health Sciences, Inc. (a)(b)	27,639	1,193,176
pSivida Corp. (a)	25,265	68,468
Quintiles Transnational Holdings, Inc. (a)	141,572	8,877,980
Sequenom, Inc. (a)(b)	174,667	256,760
Thermo Fisher Scientific, Inc.	563,799	72,837,193
VWR Corp. (a)(b)	91,687	2,237,163
Waters Corp. (a)	114,215	13,741,207
		197,419,927
Pharmaceuticals - 4.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	24,453	90,721
Achaogen, Inc. (a)	5,847	20,465
Aclaris Therapeutics, Inc. (b)	5,537	101,549
Acura Pharmaceuticals, Inc. (a)	577	1,246
Aerie Pharmaceuticals, Inc. (a)(b)	32,186	542,012
Agile Therapeutics, Inc. (a)	10,141	58,412
Akorn, Inc. (a)(b)	111,008	2,951,703
Alexza Pharmaceuticals, Inc. (a)(b)	13,886	8,762
Alimera Sciences, Inc. (a)(b)	22,049	47,405
Allergan PLC (a)	558,325	161,975,666
Amphastar Pharmaceuticals, Inc. (a)	85,880	904,316
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	125,845
ANI Pharmaceuticals, Inc. (a)(b)	10,919	360,982
ANI Pharmaceuticals, Inc. rights	21,445	0
Apricus Biosciences, Inc. (a)(b)	57,256	60,119
Aratana Therapeutics, Inc. (a)(b)	38,612	126,261
Assembly Biosciences, Inc. (a)	16,884	76,653
AstraZeneca PLC rights (a)	7,692	0
Bio Path Holdings, Inc. (a)	166,645	296,628
Biodel, Inc. (a)(b)	8,109	2,757
Biodelivery Sciences International, Inc. (a)(b)	50,079	194,307
Bristol-Myers Squibb Co.	2,362,851	146,331,362
Carbylan Therapeutics, Inc.	7,125	4,418
Catalent, Inc. (a)(b)	142,517	3,458,888
Cempra, Inc. (a)(b)	71,084	1,196,344
Collegium Pharmaceutical, Inc. (b)	17,859	311,461
ContraVir Pharmaceuticals, Inc. (a)(b)	21,838	19,217
Corcept Therapeutics, Inc. (a)(b)	104,137	397,803
Corium International, Inc. (a)	8,034	36,796
Cumberland Pharmaceuticals, Inc. (a)	7,158	33,428
CymaBay Therapeutics, Inc. (a)	11,918	13,706
DepoMed, Inc. (a)(b)	77,131	1,178,562
Dermira, Inc. (a)(b)	23,674	545,922
Dipexium Pharmaceuticals, Inc. (a)	2,325	17,438
Durect Corp. (a)	121,504	137,300
Egalet Corp. (a)(b)	12,340	83,418
Eli Lilly & Co.	1,383,737	99,629,064
Endo Health Solutions, Inc. (a)	295,567	12,357,656
Endocyte, Inc. (a)(b)	47,373	142,593
Flex Pharma, Inc. (b)	10,224	75,964
Heska Corp. (a)	7,306	237,883
Horizon Pharma PLC (a)(b)	202,070	3,467,521
Impax Laboratories, Inc. (a)	96,013	3,138,665
Innoviva, Inc. (b)	113,621	1,331,638
Intersect ENT, Inc. (a)(b)	23,374	422,602
Intra-Cellular Therapies, Inc. (a)(b)	42,618	1,198,418
Jazz Pharmaceuticals PLC (a)	90,412	10,992,291
Johnson & Johnson	3,919,771	412,399,107
Juniper Pharmaceuticals, Inc. (a)	11,831	88,614
KemPharm, Inc.	5,081	82,871
Lannett Co., Inc. (a)(b)	37,876	952,960
Lipocine, Inc. (a)(b)	20,645	208,515
Mallinckrodt PLC (a)	165,519	10,763,701
Marinus Pharmaceuticals, Inc. (a)	9,220	37,433
Merck & Co., Inc.	3,954,604	198,560,667
Mylan N.V. (b)	583,111	26,280,813
MyoKardia, Inc. (a)(b)	7,583	53,839
Nektar Therapeutics (a)(b)	178,486	1,993,689
Neos Therapeutics, Inc. (a)(b)	6,862	68,002
Ocera Therapeutics, Inc. (a)	10,720	30,016
Ocular Therapeutix, Inc. (a)(b)	12,307	96,856
Omeros Corp. (a)(b)	47,654	483,212
Pacira Pharmaceuticals, Inc. (a)(b)	51,802	2,694,222
Pain Therapeutics, Inc. (a)	34,536	63,546
Paratek Pharmaceuticals, Inc. (a)(b)	7,190	109,863
Pernix Therapeutics Holdings, Inc. (a)(b)	41,085	90,387
Perrigo Co. PLC	207,022	26,136,528
Pfizer, Inc.	8,740,668	259,335,620
Phibro Animal Health Corp. Class A	37,189	1,028,648
Prestige Brands Holdings, Inc. (a)	76,873	3,759,090
Relypsa, Inc. (a)(b)	39,549	524,420
Repros Therapeutics, Inc. (a)(b)	24,715	21,255
Revance Therapeutics, Inc. (a)(b)	27,269	482,252
Sagent Pharmaceuticals, Inc. (a)	32,265	457,518
SciClone Pharmaceuticals, Inc. (a)(b)	64,805	642,866
SCYNEXIS, Inc. (a)	16,272	79,733
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	523,054
Supernus Pharmaceuticals, Inc. (a)	44,238	554,745
Teligent, Inc. (a)(b)	56,579	330,987
Tetraphase Pharmaceuticals, Inc. (a)(b)	45,007	181,828
The Medicines Company (a)(b)	97,675	3,141,228
TherapeuticsMD, Inc. (a)(b)	221,904	1,355,833
Theravance Biopharma, Inc. (a)(b)	35,043	550,876
VIVUS, Inc. (a)(b)	157,068	163,351
XenoPort, Inc. (a)	89,350	399,395
Zoetis, Inc. Class A	670,386	27,526,049
Zogenix, Inc. (a)(b)	27,884	295,570
		1,437,255,326

TOTAL HEALTH CARE		4,148,134,168

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.4%
AAR Corp.	51,954	1,106,101
Aerojet Rocketdyne Holdings, Inc. (a)(b)	117,365	1,822,678
AeroVironment, Inc. (a)(b)	28,081	698,655
American Science & Engineering, Inc. (b)	13,204	313,067
API Technologies Corp. (a)	22,349	43,581
Astronics Corp. (a)	34,623	1,101,358
Astrotech Corp. (a)(b)	8,707	11,580
BE Aerospace, Inc.	141,394	6,167,606
BWX Technologies, Inc.	145,382	4,637,686
CPI Aerostructures, Inc. (a)(b)	3,805	33,674
Cubic Corp.	40,394	1,419,445
Curtiss-Wright Corp.	69,241	4,887,722
DigitalGlobe, Inc. (a)	93,900	1,412,256
Ducommun, Inc. (a)	15,643	224,946
Engility Holdings, Inc.	28,046	406,947
Erickson Air-Crane, Inc. (a)(b)	6,239	10,606
Esterline Technologies Corp. (a)	42,180	2,362,502
General Dynamics Corp.	420,211	57,262,153
HEICO Corp.	38,297	2,202,460
HEICO Corp. Class A	50,828	2,221,184
Hexcel Corp.	131,954	5,453,659
Honeywell International, Inc.	1,089,507	110,421,534
Huntington Ingalls Industries, Inc.	67,521	8,849,302
Innovative Solutions & Support, Inc. (a)	21,878	56,008
KEYW Holding Corp. (a)(b)	59,019	367,688
KLX, Inc. (a)	87,459	2,447,977
Kratos Defense & Security Solutions, Inc. (a)(b)	44,930	150,066
L-3 Communications Holdings, Inc.	113,356	13,297,792
LMI Aerospace, Inc. (a)	6,877	65,744
Lockheed Martin Corp.	374,439	80,800,192
Micronet Enertec Technologies, Inc. (a)	3,018	6,036
Moog, Inc. Class A (a)	52,323	2,259,307
National Presto Industries, Inc. (b)	7,356	598,778
Northrop Grumman Corp.	257,615	49,518,755
Orbital ATK, Inc.	86,159	7,216,678
Raytheon Co.	424,591	52,585,595
Rockwell Collins, Inc.	183,379	16,058,499
SIFCO Industries, Inc. (a)	891	7,395
Sparton Corp. (a)	13,384	192,328
Spirit AeroSystems Holdings, Inc. Class A (a)	174,536	8,028,656
Taser International, Inc. (a)(b)	67,735	1,312,704
Teledyne Technologies, Inc. (a)	51,475	4,384,641
Textron, Inc.	393,076	13,423,545
The Boeing Co.	889,433	105,113,192
TransDigm Group, Inc. (a)(b)	77,714	16,598,156
Triumph Group, Inc.	72,958	2,222,301
United Technologies Corp.	1,099,456	106,229,439
Vectrus, Inc. (a)	13,322	256,449
		696,268,623
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	1,252,008
Atlas Air Worldwide Holdings, Inc. (a)(b)	36,312	1,314,858
C.H. Robinson Worldwide, Inc.	198,842	13,885,137
Echo Global Logistics, Inc. (a)(b)	37,411	954,355
Expeditors International of Washington, Inc. (b)	275,514	12,613,031
FedEx Corp.	373,554	51,132,072
Forward Air Corp.	48,035	1,955,985
Hub Group, Inc. Class A (a)(b)	55,422	2,046,180
Park-Ohio Holdings Corp.	11,143	327,604
Radiant Logistics, Inc. (a)	31,086	98,543
United Parcel Service, Inc. Class B	980,699	94,686,488
XPO Logistics, Inc. (a)(b)	122,516	3,033,496
		183,299,757
Airlines - 0.7%
Alaska Air Group, Inc.	180,119	13,310,794
Allegiant Travel Co.	18,620	3,051,446
American Airlines Group, Inc.	890,725	36,519,725
Delta Air Lines, Inc.	1,111,465	53,617,072
Hawaiian Holdings, Inc. (a)	71,807	3,089,137
JetBlue Airways Corp. (a)(b)	437,795	9,631,490
SkyWest, Inc.	74,465	1,344,093
Southwest Airlines Co.	917,875	38,504,856
Spirit Airlines, Inc. (a)	103,078	4,921,975
United Continental Holdings, Inc. (a)	527,068	30,179,914
Virgin America, Inc. (a)(b)	25,461	794,129
		194,964,631
Building Products - 0.3%
A.O. Smith Corp.	99,107	6,975,151
AAON, Inc.	75,766	1,878,997
Advanced Drain Systems, Inc. Del (b)	45,801	888,539
Allegion PLC	134,540	8,476,020
American Woodmark Corp. (a)	18,194	1,242,468
Apogee Enterprises, Inc.	39,034	1,558,628
Armstrong World Industries, Inc. (a)	63,788	2,585,328
Builders FirstSource, Inc. (a)	87,836	696,539
Continental Building Products, Inc. (a)	51,332	866,484
CSW Industrials, Inc. (a)	20,957	639,189
Fortune Brands Home & Security, Inc.	217,954	10,945,650
GCP Applied Technologies, Inc. (a)	96,180	1,705,271
Gibraltar Industries, Inc. (a)	56,316	1,391,850
Griffon Corp.	51,595	766,702
Insteel Industries, Inc.	29,073	761,131
Lennox International, Inc.	54,461	7,036,906
Masco Corp.	462,440	13,040,808
Masonite International Corp. (a)	44,182	2,540,907
NCI Building Systems, Inc. (a)	36,312	397,253
Nortek, Inc. (a)	17,394	717,155
Owens Corning	164,431	7,057,379
Patrick Industries, Inc. (a)	27,897	1,232,768
PGT, Inc. (a)	69,278	685,159
Ply Gem Holdings, Inc. (a)(b)	26,171	266,944
Quanex Building Products Corp.	44,676	769,321
Simpson Manufacturing Co. Ltd.	63,559	2,157,192
Trex Co., Inc. (a)(b)	46,832	2,017,054
Universal Forest Products, Inc.	26,737	2,051,263
USG Corp. (a)(b)	126,529	2,695,068
		84,043,124
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	75,167	2,360,244
ACCO Brands Corp. (a)(b)	148,977	1,089,022
ADT Corp.	232,716	9,394,745
ARC Document Solutions, Inc. (a)	46,203	161,711
Brady Corp. Class A	63,375	1,655,989
Casella Waste Systems, Inc. Class A (a)	64,851	384,566
CECO Environmental Corp.	40,679	252,617
Cenveo, Inc. (a)(b)	104,135	39,571
Cintas Corp.	123,729	10,391,999
Clean Harbors, Inc. (a)(b)	69,999	2,981,957
Copart, Inc. (a)	164,264	6,200,966
Covanta Holding Corp. (b)	187,190	2,607,557
Deluxe Corp.	66,088	3,794,112
Ennis, Inc.	34,279	676,667
Essendant, Inc.	50,673	1,493,333
Fuel Tech, Inc. (a)(b)	51,934	80,498
G&K Services, Inc. Class A	25,825	1,712,198
Healthcare Services Group, Inc.	110,256	3,911,883
Heritage-Crystal Clean, Inc. (a)	18,564	142,572
Herman Miller, Inc.	75,463	1,968,830
HNI Corp.	64,768	2,189,806
Hudson Technologies, Inc. (a)	16,311	53,011
Industrial Services of America, Inc. (a)(b)	1,620	2,851
InnerWorkings, Inc. (a)(b)	48,216	331,726
Interface, Inc.	108,800	1,729,920
Intersections, Inc. (a)(b)	12,865	29,975
KAR Auction Services, Inc.	189,260	6,701,697
Kimball International, Inc. Class B	40,502	426,486
Knoll, Inc.	66,282	1,265,986
Matthews International Corp. Class A	51,789	2,453,245
McGrath RentCorp.	31,203	767,594
Mobile Mini, Inc.	62,262	1,789,410
Msa Safety, Inc.	42,693	1,864,403
Multi-Color Corp.	17,843	868,597
NL Industries, Inc. (a)	6,707	16,969
Performant Financial Corp. (a)	31,038	51,213
Perma-Fix Environmental Services, Inc. (a)	6,937	26,152
Pitney Bowes, Inc.	304,285	5,513,644
Quad/Graphics, Inc.	35,149	444,986
Quest Resource Holding Corp. (a)	23,818	11,552
R.R. Donnelley & Sons Co.	292,033	4,433,061
Republic Services, Inc.	340,342	15,553,629
Rollins, Inc.	144,246	3,971,092
SP Plus Corp. (a)(b)	26,102	651,767
Steelcase, Inc. Class A	122,865	1,534,584
Stericycle, Inc. (a)(b)	121,463	13,838,280
Team, Inc. (a)(b)	26,663	683,373
Tetra Tech, Inc.	81,994	2,257,295
The Brink's Co.	75,766	2,216,156
TRC Companies, Inc. (a)	33,064	219,876
Tyco International Ltd.	599,837	21,102,266
U.S. Ecology, Inc.	29,546	1,093,202
UniFirst Corp.	21,730	2,290,559
Viad Corp.	28,239	800,858
Virco Manufacturing Co. (a)	2,682	8,717
VSE Corp.	5,397	338,446
Waste Connections, Inc.	172,573	10,642,577
Waste Management, Inc. (b)	600,982	33,564,845
West Corp.	75,610	1,684,591
		194,725,434
Construction & Engineering - 0.2%
AECOM (a)	219,457	6,026,289
Aegion Corp. (a)	54,146	980,584
Ameresco, Inc. Class A (a)(b)	38,199	196,343
Argan, Inc.	18,225	588,121
Chicago Bridge & Iron Co. NV	128,851	4,321,663
Comfort Systems U.S.A., Inc.	53,460	1,499,553
Dycom Industries, Inc. (a)(b)	45,168	2,573,221
EMCOR Group, Inc.	92,010	4,220,499
Fluor Corp.	201,037	9,255,743
Furmanite Corp. (a)	40,654	226,849
Goldfield Corp.	41,171	48,993
Granite Construction, Inc.	70,943	2,940,587
Great Lakes Dredge & Dock Corp. (a)	77,922	264,935
HC2 Holdings, Inc. (b)	34,987	139,248
Integrated Electrical Services, Inc. (a)	16,326	210,442
Jacobs Engineering Group, Inc. (a)	169,757	6,561,108
KBR, Inc.	198,749	2,748,699
Layne Christensen Co. (a)(b)	24,456	155,296
MasTec, Inc. (a)(b)	84,984	1,443,028
MYR Group, Inc. (a)	33,116	742,792
Northwest Pipe Co. (a)	12,188	125,536
NV5 Holdings, Inc. (a)(b)	4,637	101,458
Orion Marine Group, Inc. (a)	33,745	121,145
Primoris Services Corp.	58,483	1,249,197
Quanta Services, Inc. (a)	227,929	4,624,679
Sterling Construction Co., Inc. (a)	31,847	171,974
Tutor Perini Corp. (a)	59,902	800,291
		52,338,273
Electrical Equipment - 0.6%
Active Power, Inc. (a)	10,523	9,681
Acuity Brands, Inc.	61,619	12,904,867
Allied Motion Technologies, Inc.	7,712	142,364
American Superconductor Corp. (a)(b)	12,677	86,837
AMETEK, Inc.	328,871	15,262,903
AZZ, Inc.	39,890	2,014,445
Babcock & Wilcox Enterprises, Inc. (a)	79,258	1,547,909
Broadwind Energy, Inc. (a)	15,938	29,167
Capstone Turbine Corp. (a)(b)	40,707	47,627
Eaton Corp. PLC	661,787	37,529,941
Emerson Electric Co.	928,995	45,362,826
Encore Wire Corp.	29,513	1,066,600
Energous Corp. (a)(b)	14,279	107,806
Energy Focus, Inc. (a)(b)	8,003	101,958
EnerSys	62,084	3,188,634
Enphase Energy, Inc. (a)(b)	30,890	71,974
Espey Manufacturing & Electronics Corp.	2,015	51,342
Franklin Electric Co., Inc.	55,804	1,665,749
FuelCell Energy, Inc. (a)(b)	29,786	170,078
Generac Holdings, Inc. (a)	94,039	3,266,915
General Cable Corp.	78,815	677,021
Global Power Equipment Group, Inc.	16,601	46,815
Hubbell, Inc. Class B	78,881	7,837,616
LSI Industries, Inc.	30,437	328,720
Ocean Power Technologies, Inc. (a)	1,104	1,479
Orion Energy Systems, Inc. (a)	20,733	29,234
Plug Power, Inc. (a)(b)	250,992	522,063
Powell Industries, Inc.	13,455	356,154
Power Solutions International, Inc. (a)(b)	4,960	49,600
PowerSecure International, Inc. (a)	34,256	637,162
Preformed Line Products Co.	1,961	64,125
Real Goods Solar, Inc. (a)	2,045	961
Regal Beloit Corp.	65,485	3,574,171
Revolution Lighting Technologies, Inc. (a)(b)	38,693	29,871
Rockwell Automation, Inc.	185,047	19,261,542
Sensata Technologies Holding BV (a)	240,761	8,212,358
SL Industries, Inc. (a)	4,048	136,822
SolarCity Corp. (a)(b)	81,949	1,510,320
Sunrun, Inc. (a)(b)	23,789	133,694
Thermon Group Holdings, Inc. (a)(b)	46,212	783,293
Ultralife Corp. (a)	13,410	67,184
Vicor Corp. (a)	18,023	149,591
		169,039,419
Industrial Conglomerates - 2.1%
3M Co.	871,096	136,648,830
Carlisle Companies, Inc.	89,692	8,086,631
Danaher Corp.	840,081	74,994,031
General Electric Co.	13,356,569	389,210,421
Raven Industries, Inc.	54,733	836,320
Roper Technologies, Inc.	144,154	24,207,781
		633,984,014
Machinery - 1.6%
Accuride Corp. (a)	79,004	101,125
Actuant Corp. Class A (b)	91,777	2,148,500
AGCO Corp.	111,076	5,497,151
Alamo Group, Inc.	17,898	928,727
Albany International Corp. Class A	47,080	1,724,070
Allison Transmission Holdings, Inc.	252,235	5,972,925
Altra Industrial Motion Corp.	32,780	796,882
American Railcar Industries, Inc. (b)	11,797	486,862
ARC Group Worldwide, Inc. (a)	1,450	2,436
Astec Industries, Inc.	28,918	1,255,909
Barnes Group, Inc.	71,310	2,446,646
Blount International, Inc. (a)	66,620	646,214
Briggs & Stratton Corp.	55,838	1,187,674
Caterpillar, Inc. (b)	818,838	55,435,333
Chart Industries, Inc. (a)	41,574	838,548
CIRCOR International, Inc.	26,680	1,069,601
CLARCOR, Inc.	71,056	3,420,636
Colfax Corp. (a)(b)	138,570	3,507,207
Columbus McKinnon Corp. (NY Shares)	26,972	373,562
Commercial Vehicle Group, Inc. (a)	77,079	193,468
Crane Co.	67,099	3,291,206
Cummins, Inc.	231,459	22,583,455
Deere & Co. (b)	438,767	35,180,338
Donaldson Co., Inc.	189,419	5,349,193
Douglas Dynamics, Inc.	29,195	571,054
Dover Corp.	214,284	13,024,182
Dynamic Materials Corp.	17,783	98,340
Eastern Co.	2,354	37,287
Energy Recovery, Inc. (a)(b)	81,715	593,251
EnPro Industries, Inc.	33,499	1,737,928
ESCO Technologies, Inc.	36,472	1,301,686
ExOne Co. (a)(b)	13,829	126,397
Federal Signal Corp.	91,334	1,083,221
Flowserve Corp. (b)	184,304	7,744,454
FreightCar America, Inc.	19,411	288,642
Gencor Industries, Inc. (a)	1,849	25,091
Global Brass & Copper Holdings, Inc.	28,348	624,790
Gorman-Rupp Co.	28,251	713,620
Graco, Inc.	80,230	6,283,614
Graham Corp.	12,124	222,718
Greenbrier Companies, Inc. (b)	36,200	921,290
Hardinge, Inc.	14,874	131,784
Harsco Corp.	106,500	403,635
Hillenbrand, Inc.	98,419	2,767,542
Hurco Companies, Inc.	6,325	164,134
Hyster-Yale Materials Handling Class A	12,438	735,335
IDEX Corp.	119,973	9,017,171
Illinois Tool Works, Inc.	460,617	43,413,152
Ingersoll-Rand PLC	361,210	20,068,828
ITT Corp.	140,185	4,942,923
Jason Industries, Inc. (a)	13,118	38,698
John Bean Technologies Corp.	40,743	2,143,082
Joy Global, Inc.	127,606	1,648,670
Kadant, Inc.	18,429	703,435
Kennametal, Inc.	111,452	2,243,529
L.B. Foster Co. Class A	13,680	187,963
Lincoln Electric Holdings, Inc.	100,440	5,481,011
Lindsay Corp. (b)	16,477	1,192,935
Lydall, Inc.(a)	21,741	629,402
Manitex International, Inc. (a)(b)	11,053	56,370
Manitowoc Co., Inc. (b)	178,492	2,829,098
Meritor, Inc. (a)	154,933	1,151,152
Middleby Corp. (a)	78,769	7,294,009
Milacron Holdings Corp. (a)(b)	38,207	522,672
Miller Industries, Inc.	16,197	313,574
Mueller Industries, Inc.	80,356	2,106,934
Mueller Water Products, Inc. Class A	199,590	1,718,470
Navistar International Corp. (a)(b)	84,316	709,098
NN, Inc.	32,953	417,844
Nordson Corp.	76,435	5,478,096
Omega Flex, Inc.	2,487	79,683
Oshkosh Corp.	109,859	3,790,136
PACCAR, Inc.	498,298	25,662,347
Parker Hannifin Corp.	186,982	18,922,578
Pentair PLC (b)	255,799	12,204,170
Proto Labs, Inc. (a)(b)	35,282	2,295,800
RBC Bearings, Inc. (a)	32,137	2,046,966
Rexnord Corp. (a)(b)	146,634	2,659,941
Snap-On, Inc.	82,659	11,958,278
SPX Corp.	53,528	631,095
SPX Flow, Inc. (a)	53,528	1,002,579
Standex International Corp.	16,157	1,137,938
Stanley Black & Decker, Inc.	207,827	19,537,816
Sun Hydraulics Corp.	34,894	1,039,143
Supreme Industries, Inc. Class A	9,991	80,827
Tennant Co.	26,322	1,225,026
Terex Corp.	155,690	3,484,342
The L.S. Starrett Co. Class A	4,836	45,603
Timken Co.	94,778	2,827,228
Titan International, Inc.	65,675	332,972
Toro Co.	79,030	6,298,691
TriMas Corp. (a)	65,821	1,088,679
Trinity Industries, Inc.	217,368	3,443,109
Twin Disc, Inc.	8,286	72,005
Valmont Industries, Inc. (b)	30,830	3,485,332
Wabash National Corp. (a)(b)	85,329	1,000,909
WABCO Holdings, Inc. (a)	75,595	7,128,609
Wabtec Corp. (b)	140,811	9,941,257
Watts Water Technologies, Inc. Class A	38,674	1,994,418
Woodward, Inc.	78,842	3,701,632
Xerium Technologies, Inc. (a)	10,544	77,288
Xylem, Inc.	255,408	9,554,813
		467,096,989
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	8,669	6,087
Kirby Corp. (a)	71,366	4,040,029
Matson, Inc.	62,860	2,520,057
		6,566,173
Professional Services - 0.4%
Acacia Research Corp.	61,592	194,631
Advisory Board Co. (a)	65,302	1,925,756
Barrett Business Services, Inc.	8,858	309,499
CBIZ, Inc. (a)	59,364	629,258
CDI Corp.	12,621	61,590
CEB, Inc.	51,077	2,771,949
CRA International, Inc. (a)	15,589	307,415
Dun & Bradstreet Corp.	59,374	5,687,435
Equifax, Inc.	164,552	17,258,214
Exponent, Inc.	37,782	1,764,042
Franklin Covey Co. (a)	14,201	245,251
FTI Consulting, Inc. (a)(b)	87,714	2,886,668
GP Strategies Corp. (a)	22,618	557,760
Heidrick & Struggles International, Inc.	22,259	522,864
Hill International, Inc. (a)	43,555	152,443
Hudson Global, Inc.	13,947	36,123
Huron Consulting Group, Inc. (a)	33,622	1,866,693
ICF International, Inc. (a)(b)	27,674	934,828
IHS, Inc. Class A (a)	95,593	9,940,716
Insperity, Inc.	30,164	1,432,488
Kelly Services, Inc. Class A (non-vtg.)	46,008	792,718
Kforce, Inc.	36,597	583,356
Korn/Ferry International	67,303	1,912,751
Manpower, Inc.	102,325	7,924,048
Marathon Patent Group, Inc. (a)(b)	8,838	19,444
Mastech Holdings, Inc. (a)	373	2,686
MISTRAS Group, Inc. (a)	23,436	502,937
Navigant Consulting, Inc. (a)	64,946	985,880
Nielsen Holdings PLC	515,267	25,938,541
Odyssey Marine Exploration, Inc. (a)(b)	5,345	13,630
On Assignment, Inc. (a)	61,775	2,039,193
Pendrell Corp. (a)	150,288	85,664
RCM Technologies, Inc.	9,908	58,457
Resources Connection, Inc.	51,824	718,799
Robert Half International, Inc.	182,866	7,203,092
RPX Corp. (a)	73,794	731,299
TransUnion Holding Co., Inc.	71,652	1,889,463
TriNet Group, Inc. (a)	66,298	867,841
TrueBlue, Inc. (a)	59,701	1,370,138
Verisk Analytics, Inc. (a)(b)	220,379	16,052,406
Volt Information Sciences, Inc. (a)	6,248	46,048
WageWorks, Inc. (a)	49,165	2,368,278
Willdan Group, Inc. (a)	10,974	86,475
		121,678,767
Road & Rail - 0.7%
AMERCO	8,790	3,013,300
ArcBest Corp.	32,932	644,479
Avis Budget Group, Inc. (a)(b)	139,457	3,575,677
Celadon Group, Inc.	62,978	564,913
Covenant Transport Group, Inc. Class A (a)	11,962	265,078
CSX Corp.	1,387,014	33,482,518
Genesee & Wyoming, Inc. Class A (a)	78,029	4,425,805
Heartland Express, Inc. (b)	91,092	1,676,093
Hertz Global Holdings, Inc. (a)	552,131	4,693,114
J.B. Hunt Transport Services, Inc.	126,958	9,685,626
Kansas City Southern	157,412	12,862,135
Knight Transportation, Inc.	76,431	1,851,923
Landstar System, Inc.	57,216	3,387,187
Marten Transport Ltd.	38,656	633,958
Norfolk Southern Corp.	424,708	31,075,884
Old Dominion Freight Lines, Inc. (a)	95,782	6,183,686
P.A.M. Transportation Services, Inc. (a)	3,193	91,224
Patriot Transportation Holding, Inc. (a)	1,280	26,880
Providence & Worcester Railroad Co.	4,631	63,723
Roadrunner Transportation Systems, Inc. (a)	43,638	508,819
Ryder System, Inc.	71,490	4,054,913
Saia, Inc. (a)(b)	32,954	865,043
Swift Transporation Co. (a)	129,239	2,202,233
U.S.A. Truck, Inc. (a)	7,889	124,488
Union Pacific Corp.	1,209,158	95,354,200
Universal Truckload Services, Inc.	12,296	192,555
Werner Enterprises, Inc.	64,571	1,714,360
YRC Worldwide, Inc. (a)	47,961	386,086
		223,605,900
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	8,394
Air Lease Corp. Class A (b)	131,984	3,966,119
Aircastle Ltd.	83,321	1,671,419
Applied Industrial Technologies, Inc.	64,348	2,477,398
Beacon Roofing Supply, Inc. (a)	71,452	2,579,417
BlueLinx Corp. (a)	23,385	8,744
BMC Stock Holdings, Inc. (a)	35,572	542,473
CAI International, Inc. (a)(b)	23,529	182,820
DXP Enterprises, Inc. (a)(b)	17,105	232,457
Fastenal Co. (b)	414,687	18,781,174
GATX Corp.	60,042	2,582,406
H&E Equipment Services, Inc.	38,949	512,958
HD Supply Holdings, Inc. (a)	283,395	7,875,547
Houston Wire & Cable Co.	15,647	84,337
Kaman Corp.	42,373	1,861,870
Lawson Products, Inc. (a)	6,300	102,312
MRC Global, Inc. (a)	133,318	1,593,150
MSC Industrial Direct Co., Inc. Class A	66,029	4,594,298
Neff Corp. (a)	8,761	42,666
Now, Inc. (a)(b)	143,741	2,325,729
Rush Enterprises, Inc. Class A (a)(b)	52,497	910,298
TAL International Group, Inc.	41,028	522,286
Textainer Group Holdings Ltd. (b)	42,054	505,489
Titan Machinery, Inc. (a)(b)	24,582	234,021
United Rentals, Inc. (a)(b)	132,239	6,819,565
Univar, Inc.	55,077	866,361
Veritiv Corp. (a)	12,438	397,270
W.W. Grainger, Inc. (b)	83,037	18,010,725
Watsco, Inc.	36,058	4,599,198
WESCO International, Inc. (a)(b)	60,754	2,676,214
Willis Lease Finance Corp. (a)	2,668	53,040
		87,620,155
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	106,542	6,504,389
Wesco Aircraft Holdings, Inc. (a)(b)	77,452	990,611
		7,495,000

TOTAL INDUSTRIALS		3,122,726,259

INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.5%
ADTRAN, Inc.	74,924	1,401,828
Aerohive Networks, Inc. (a)(b)	21,643	110,163
Alliance Fiber Optic Products, Inc. (a)	19,146	264,215
Applied Optoelectronics, Inc. (a)(b)	20,243	364,172
Arista Networks, Inc. (a)(b)	53,896	3,694,032
Arris International PLC (a)	268,639	6,417,786
Aviat Networks, Inc. (a)	66,605	43,060
Bel Fuse, Inc. Class B (non-vtg.)	12,097	179,640
Black Box Corp.	16,753	221,977
Blonder Tongue Laboratories, Inc. (a)	3,352	1,508
Brocade Communications Systems, Inc.	574,317	5,702,968
CalAmp Corp. (a)(b)	50,212	917,875
Calix Networks, Inc. (a)	55,272	384,140
Ciena Corp. (a)(b)	163,167	3,344,924
Cisco Systems, Inc.	7,181,753	188,018,294
Clearfield, Inc. (a)(b)	16,017	232,727
CommScope Holding Co., Inc. (a)	199,147	5,016,513
Communications Systems, Inc.	4,311	29,142
Comtech Telecommunications Corp.	22,438	461,101
Digi International, Inc. (a)	25,385	215,519
EchoStar Holding Corp. Class A (a)	71,842	3,211,337
EMCORE Corp. (a)	29,659	158,082
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	450,385
F5 Networks, Inc. (a)	94,340	9,072,678
Finisar Corp. (a)(b)	141,622	2,064,849
Harmonic, Inc. (a)(b)	107,478	360,051
Harris Corp.	177,021	13,811,178
Infinera Corp. (a)(b)	189,532	2,973,757
InterDigital, Inc.	54,293	2,699,991
Ixia (a)	83,745	955,530
Juniper Networks, Inc.	501,177	12,379,072
KVH Industries, Inc. (a)	23,641	215,842
Lantronix, Inc. (a)	71	59
Lumentum Holdings, Inc. (a)	68,311	1,641,513
Motorola Solutions, Inc.	222,631	16,361,152
MRV Communications, Inc. (a)	6,176	74,730
NETGEAR, Inc. (a)	51,710	2,043,062
NetScout Systems, Inc. (a)	137,100	2,833,857
Novatel Wireless, Inc. (a)(b)	35,452	58,141
NumereX Corp. Class A (a)(b)	13,747	80,695
Oclaro, Inc. (a)(b)	126,427	620,757
Optical Cable Corp.	564	1,275
Palo Alto Networks, Inc. (a)(b)	102,278	14,808,832
Parkervision, Inc. (a)(b)	100,275	22,191
PC-Tel, Inc.	11,999	67,194
Plantronics, Inc.	53,885	2,020,688
Polycom, Inc. (a)	189,613	1,973,871
Qualcomm, Inc.	2,128,566	108,109,867
Relm Wireless Corp. (a)	9,436	36,329
Resonant, Inc. (a)(b)	2,385	4,651
Ruckus Wireless, Inc. (a)(b)	174,867	1,692,713
ShoreTel, Inc. (a)	78,396	579,346
Sonus Networks, Inc. (a)	71,344	555,770
Tessco Technologies, Inc.	7,287	127,523
Ubiquiti Networks, Inc. (a)(b)	35,891	1,172,559
ViaSat, Inc. (a)(b)	63,836	4,660,666
Viavi Solutions, Inc. (a)	350,483	2,288,654
Westell Technologies, Inc. Class A (a)	75,979	85,096
xG Technology, Inc. (a)	150	25
Zhone Technologies, Inc. (a)	5,862	6,800
		427,302,352
Electronic Equipment & Components - 0.8%
Agilysys, Inc. (a)	38,149	398,657
Amphenol Corp. Class A	446,322	23,686,309
Anixter International, Inc. (a)	43,666	1,870,215
Applied DNA Sciences, Inc. (a)(b)	18,968	54,438
Arrow Electronics, Inc. (a)	131,368	7,508,995
Avnet, Inc.	178,140	7,330,461
AVX Corp.	97,035	1,139,191
Badger Meter, Inc.	40,716	2,674,634
Belden, Inc.	58,081	3,181,096
Benchmark Electronics, Inc. (a)	73,834	1,598,506
CDW Corp.	204,135	8,079,663
Checkpoint Systems, Inc.	48,926	367,434
ClearSign Combustion Corp. (a)(b)	7,019	28,988
Cognex Corp.	115,016	4,256,742
Coherent, Inc. (a)	32,979	2,790,023
Control4 Corp. (a)(b)	17,994	147,551
Corning, Inc.	1,577,036	28,859,759
CTS Corp.	43,658	631,295
CUI Global, Inc. (a)(b)	26,608	237,609
Daktronics, Inc.	49,334	348,791
Dolby Laboratories, Inc. Class A	66,567	2,629,397
DTS, Inc. (a)	19,732	467,056
Echelon Corp. (a)	3,219	17,157
Electro Rent Corp.	21,352	202,417
Electro Scientific Industries, Inc. (a)	27,319	194,784
eMagin Corp. (a)(b)	5,084	9,355
ePlus, Inc. (a)	7,158	537,494
Fabrinet (a)(b)	43,967	1,255,258
FARO Technologies, Inc. (a)(b)	24,409	782,308
FEI Co.	55,230	4,486,885
Fitbit, Inc. (b)	74,785	914,621
FLIR Systems, Inc.	194,771	6,030,110
Frequency Electronics, Inc. (a)	2,550	23,792
Giga-Tronics, Inc. (a)(b)	2,579	3,636
GSI Group, Inc. (a)	36,594	470,965
I. D. Systems Inc. (a)(b)	6,071	26,348
Identiv, Inc. (a)(b)	10,618	23,253
IEC Electronics Corp. (a)	86	370
II-VI, Inc. (a)	69,895	1,534,195
Ingram Micro, Inc. Class A	218,356	7,817,145
Insight Enterprises, Inc. (a)	53,674	1,400,891
Intellicheck Mobilisa, Inc. (a)	545	523
InvenSense, Inc. (a)(b)	115,158	899,384
IPG Photonics Corp. (a)(b)	49,560	4,086,718
Iteris, Inc. (a)	1,032	2,632
Itron, Inc. (a)(b)	49,438	1,969,610
Jabil Circuit, Inc.	263,889	5,502,086
KEMET Corp. (a)	51,674	95,080
KEY Tronic Corp. (a)	6,483	46,548
Keysight Technologies, Inc. (a)	235,446	6,142,786
Kimball Electronics, Inc. (a)	30,376	346,894
Knowles Corp. (a)(b)	121,584	1,383,626
LightPath Technologies, Inc. Class A (a)	376	808
Littelfuse, Inc.	32,405	3,681,856
LoJack Corp. (a)	24,621	158,313
LRAD Corp.	56,581	96,188
Luna Innovations, Inc. (a)	1,444	1,256
Maxwell Technologies, Inc. (a)	38,769	222,146
Mercury Systems, Inc. (a)	42,608	696,215
Mesa Laboratories, Inc.	3,668	330,047
Methode Electronics, Inc. Class A	56,055	1,601,491
MicroVision, Inc. (a)(b)	54,813	161,698
MOCON, Inc.	2,209	29,512
MTS Systems Corp.	19,840	1,090,208
Multi-Fineline Electronix, Inc. (a)	10,240	231,117
National Instruments Corp.	155,437	4,484,357
Neonode, Inc. (a)(b)	33,197	82,993
NetList, Inc. (a)(b)	104,599	134,933
Newport Corp. (a)	48,458	1,103,389
OSI Systems, Inc. (a)	28,365	1,712,395
Park Electrochemical Corp.	24,051	342,246
PC Connection, Inc.	24,013	594,802
PC Mall, Inc. (a)	4,077	30,822
Perceptron, Inc. (a)	13,154	70,111
Plexus Corp. (a)	53,841	1,959,274
QLogic Corp. (a)	118,403	1,526,215
RadiSys Corp. (a)	9,220	23,788
RealD, Inc. (a)	53,542	578,254
Research Frontiers, Inc. (a)	16,855	78,039
RF Industries Ltd.	5,778	22,534
Richardson Electronics Ltd.	23,707	116,164
Rofin-Sinar Technologies, Inc. (a)(b)	38,429	858,504
Rogers Corp. (a)	27,965	1,493,890
Sanmina Corp. (a)	105,831	2,180,119
ScanSource, Inc. (a)	36,663	1,370,830
SYNNEX Corp.	38,664	3,635,576
TE Connectivity Ltd.	550,460	31,332,183
Tech Data Corp. (a)(b)	55,538	3,910,431
Trimble Navigation Ltd. (a)	349,867	8,137,906
TTM Technologies, Inc. (a)(b)	106,094	695,977
Uni-Pixel, Inc. (a)(b)	12,876	8,241
Universal Display Corp. (a)(b)	60,620	2,896,424
VeriFone Systems, Inc. (a)	171,272	4,091,688
Vishay Intertechnology, Inc.	163,262	1,933,022
Vishay Precision Group, Inc. (a)	9,596	112,465
Wayside Technology Group, Inc.	1,232	20,796
Wireless Telecom Group, Inc. (a)	11,200	15,008
Zebra Technologies Corp. Class A (a)	71,037	4,388,666
		232,736,578
Internet Software & Services - 3.9%
Actua Corp. (a)	45,785	372,232
Akamai Technologies, Inc. (a)	251,191	13,556,778
Alarm.com Holdings, Inc. (b)	11,029	220,029
Alphabet, Inc.:
Class A	412,258	295,679,683
Class C	421,062	293,804,432
Amber Road, Inc. (a)(b)	6,724	30,930
Angie's List, Inc. (a)	57,858	534,029
Apigee Corp.	9,599	56,154
AppFolio, Inc. (a)(b)	4,193	49,058
Autobytel, Inc. (a)	9,434	181,133
Bankrate, Inc. (a)	83,183	637,182
Bazaarvoice, Inc. (a)	59,368	186,416
Benefitfocus, Inc. (a)(b)	19,976	627,047
Blucora, Inc. (a)(b)	58,999	362,844
Box, Inc. Class A (a)(b)	46,929	540,153
Brightcove, Inc. (a)	41,182	247,092
BroadVision, Inc. (a)	490	2,940
Carbonite, Inc. (a)	17,932	135,745
Care.com, Inc. (a)	8,431	51,092
ChannelAdvisor Corp. (a)	32,537	345,868
comScore, Inc. (a)(b)	65,407	2,691,498
Cornerstone OnDemand, Inc. (a)	71,622	2,062,714
CoStar Group, Inc. (a)	45,266	8,014,798
Cvent, Inc. (a)(b)	33,302	650,388
Demand Media, Inc. (a)	19,244	104,880
Demandware, Inc. (a)(b)	48,809	1,693,184
Determine, Inc. (a)	552	911
DHI Group, Inc. (a)	50,678	394,275
EarthLink Holdings Corp.	136,356	769,048
eBay, Inc. (a)	1,562,338	37,183,644
eGain Communications Corp. (a)	8,558	32,007
Endurance International Group Holdings, Inc. (a)(b)	93,309	1,048,793
Envestnet, Inc. (a)(b)	50,523	1,036,227
Everyday Health, Inc. (a)	14,630	69,200
Facebook, Inc. Class A (a)	3,214,603	343,705,353
Five9, Inc. (a)	42,460	341,803
GlowPoint, Inc. (a)	18,770	7,932
GoDaddy, Inc. (a)(b)	44,463	1,393,915
Gogo, Inc. (a)(b)	99,521	1,082,788
GrubHub, Inc. (a)(b)	122,851	2,891,913
GTT Communications, Inc. (a)	69,697	1,030,122
Hortonworks, Inc. (a)(b)	42,633	492,411
IAC/InterActiveCorp	102,871	4,569,530
Instructure, Inc. (a)	8,268	118,232
Internap Network Services Corp. (a)	74,985	191,212
IntraLinks Holdings, Inc. (a)	59,055	458,857
Inuvo, Inc. (a)	9,640	20,919
iPass, Inc. (a)	33,662	32,656
j2 Global, Inc.	73,457	5,368,238
Limelight Networks, Inc. (a)	69,339	107,475
LinkedIn Corp. Class A (a)	161,667	18,945,756
Liquidity Services, Inc. (a)	37,923	177,100
LivePerson, Inc. (a)	74,160	380,441
LogMeIn, Inc. (a)(b)	38,302	1,949,572
Marchex, Inc. Class B	28,685	123,059
Marin Software, Inc. (a)(b)	9,976	29,928
Marketo, Inc. (a)(b)	48,800	823,256
MaxPoint Interactive, Inc. (b)	5,866	10,266
MeetMe, Inc. (a)(b)	68,420	212,786
MINDBODY, Inc. (b)	10,435	122,924
Monster Worldwide, Inc. (a)(b)	123,910	369,252
New Relic, Inc. (a)(b)	49,737	1,323,999
NIC, Inc.	90,389	1,589,943
Opower, Inc. (a)(b)	34,265	283,372
Pandora Media, Inc. (a)(b)	308,927	3,157,234
Q2 Holdings, Inc. (a)	30,085	609,823
QuinStreet, Inc. (a)	38,666	114,838
Qumu Corp. (a)	6,017	23,948
Quotient Technology, Inc. (a)(b)	132,658	1,154,125
Rackspace Hosting, Inc. (a)	163,329	3,516,473
RealNetworks, Inc. (a)	28,670	111,813
Reis, Inc.	8,134	180,331
RetailMeNot, Inc. (a)(b)	84,786	685,071
Rightside Group Ltd. (a)(b)	8,535	72,889
Rocket Fuel, Inc. (a)(b)	19,674	69,646
SciQuest, Inc. (a)	32,538	395,337
Shutterstock, Inc. (a)(b)	26,399	921,325
Spark Networks, Inc. (a)	16,620	52,685
SPS Commerce, Inc. (a)	23,567	1,053,916
Stamps.com, Inc. (a)(b)	20,095	2,381,860
Support.com, Inc. (a)	117,655	92,947
Synacor, Inc. (a)	20,037	35,465
TechTarget, Inc. (a)	17,780	124,638
Travelzoo, Inc. (a)	5,383	42,257
Tremor Video, Inc. (a)	17,986	30,396
TrueCar, Inc. (a)(b)	81,085	440,292
Twitter, Inc. (a)(b)	828,073	15,004,683
United Online, Inc. (a)	16,919	208,273
Unwired Planet, Inc. (a)	8,360	72,565
VeriSign, Inc. (a)(b)	150,219	12,692,003
Web.com Group, Inc. (a)(b)	64,573	1,172,000
WebMD Health Corp. (a)	56,800	3,150,128
Xactly Corp. (a)	8,942	51,864
XO Group, Inc. (a)	29,832	426,001
Yahoo!, Inc. (a)	1,219,645	38,772,515
Yelp, Inc. (a)(b)	81,472	1,648,993
YuMe, Inc. (a)	6,211	23,415
Zillow Group, Inc.:
Class A (a)(b)	60,583	1,402,496
Class C (a)(b)	151,305	3,268,188
		1,144,687,847
IT Services - 3.6%
Accenture PLC Class A	879,881	88,216,869
Acxiom Corp. (a)	108,484	2,249,958
Alliance Data Systems Corp. (a)	90,079	18,928,300
Amdocs Ltd.	213,048	12,092,604
Automatic Data Processing, Inc.	656,130	55,567,650
Black Knight Financial Services, Inc. Class A (b)	43,729	1,281,697
Blackhawk Network Holdings, Inc. (a)	72,226	2,444,128
Booz Allen Hamilton Holding Corp. Class A	166,930	4,607,268
Broadridge Financial Solutions, Inc.	182,531	10,245,465
CACI International, Inc. Class A (a)	34,560	3,339,187
Cardtronics, Inc. (a)(b)	63,110	2,128,069
Cartesian, Inc. (a)	206	398
Cass Information Systems, Inc.	12,008	598,719
Ciber, Inc. (a)	66,135	132,270
Cognizant Technology Solutions Corp. Class A (a)	859,043	48,948,270
Computer Sciences Corp.	196,580	5,663,470
Computer Task Group, Inc.	11,646	55,086
Convergys Corp. (b)	146,983	3,789,222
CoreLogic, Inc. (a)	133,765	4,626,931
CSG Systems International, Inc.	47,456	1,801,430
CSP, Inc.	3,696	20,143
CSRA, Inc.	194,206	5,039,646
Datalink Corp. (a)	21,583	154,534
DST Systems, Inc.	49,565	5,183,508
Edgewater Technology, Inc. (a)	2,875	20,384
EPAM Systems, Inc. (a)	62,806	4,294,674
Euronet Worldwide, Inc. (a)	70,486	4,619,652
Everi Holdings, Inc. (a)	85,750	252,105
EVERTEC, Inc.	87,336	1,039,298
ExlService Holdings, Inc. (a)	51,941	2,445,902
Fidelity National Information Services, Inc.	393,176	22,902,502
First Data Corp. Class A (a)	279,547	3,494,338
Fiserv, Inc. (a)	317,783	30,389,588
FleetCor Technologies, Inc. (a)	112,270	14,335,756
Forrester Research, Inc.	17,100	532,152
Gartner, Inc. Class A (a)	114,903	9,468,007
Genpact Ltd. (a)	232,461	6,143,944
Global Payments, Inc.	186,241	11,351,389
Hackett Group, Inc.	31,811	442,173
Heartland Payment Systems, Inc.	51,995	4,862,572
Higher One Holdings, Inc. (a)	32,730	140,739
IBM Corp.	1,263,323	165,533,213
Information Services Group, Inc. (a)	18,000	55,080
Innodata, Inc. (a)	14,010	32,223
InterCloud Systems, Inc. (a)(b)	31,397	16,326
Jack Henry & Associates, Inc.	113,196	9,309,239
Leidos Holdings, Inc.	100,060	4,324,593
Lionbridge Technologies, Inc. (a)	69,212	305,225
ManTech International Corp. Class A	37,723	1,098,871
MasterCard, Inc. Class A	1,398,202	121,531,718
Mattersight Corp. (a)	9,437	47,751
Maximus, Inc.	89,775	4,414,237
ModusLink Global Solutions, Inc. (a)(b)	31,030	58,647
MoneyGram International, Inc. (a)	66,937	360,121
NCI, Inc. Class A	12,261	183,179
Neustar, Inc. Class A (a)(b)	75,999	1,890,095
Paychex, Inc. (b)	438,389	22,528,811
PayPal Holdings, Inc. (a)	1,569,176	59,848,373
Perficient, Inc. (a)	51,600	931,380
PFSweb, Inc. (a)	13,037	168,438
Planet Payment, Inc. (a)	40,113	106,299
PRG-Schultz International, Inc. (a)	36,569	132,380
Sabre Corp.	235,004	6,380,359
Science Applications International Corp.	56,960	2,543,264
ServiceSource International, Inc. (a)(b)	93,929	381,352
StarTek, Inc. (a)	2,150	9,611
Sykes Enterprises, Inc. (a)	50,731	1,545,774
Syntel, Inc. (a)	56,060	2,563,063
Teletech Holdings, Inc.	29,721	823,272
Teradata Corp. (a)(b)	194,061	4,841,822
The Western Union Co.	738,846	13,491,328
Total System Services, Inc.	238,535	10,395,355
Travelport Worldwide Ltd.	183,293	2,379,143
Unisys Corp. (a)(b)	68,286	735,440
Vantiv, Inc. (a)	213,342	11,102,318
Virtusa Corp. (a)(b)	35,863	1,269,550
Visa, Inc. Class A	2,749,000	199,000,110
WEX, Inc. (a)	57,655	3,764,872
WidePoint Corp. (a)(b)	71,654	40,843
Xerox Corp.	1,314,375	12,631,144
		1,060,624,816
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc. (a)	54,545	1,627,077
Advanced Micro Devices, Inc. (a)(b)	853,764	1,827,055
AEHR Test Systems (a)	3,126	3,689
Alpha & Omega Semiconductor Ltd. (a)	24,379	288,404
Amkor Technology, Inc. (a)	161,169	815,515
Amtech Systems, Inc. (a)(b)	13,719	69,967
ANADIGICS, Inc. (a)	109,969	92,385
Analog Devices, Inc.	437,703	23,193,882
Applied Materials, Inc.	1,642,042	30,985,333
Applied Micro Circuits Corp. (a)(b)	132,476	765,711
Atmel Corp.	586,670	4,740,294
Axcelis Technologies, Inc. (a)	152,507	381,268
AXT, Inc. (a)	31,515	79,103
Brooks Automation, Inc.	91,115	888,371
Cabot Microelectronics Corp.	37,906	1,457,865
Cascade Microtech, Inc. (a)	15,193	312,824
Cavium, Inc. (a)	76,292	4,538,611
Ceva, Inc. (a)	25,211	494,388
Cirrus Logic, Inc. (a)	90,516	3,188,879
Cohu, Inc.	35,195	401,575
Cree, Inc. (a)(b)	147,267	4,674,255
CVD Equipment Corp. (a)(b)	24,298	203,860
CyberOptics Corp. (a)	4,784	45,496
Cypress Semiconductor Corp. (b)	433,116	3,456,266
Diodes, Inc. (a)	57,239	1,095,554
DSP Group, Inc. (a)	34,788	300,220
Entegris, Inc. (a)	205,789	2,543,552
Exar Corp. (a)	64,569	344,798
Fairchild Semiconductor International, Inc. (a)	166,600	3,341,996
First Solar, Inc. (a)(b)	106,204	7,632,881
FormFactor, Inc. (a)	79,303	602,703
GigOptix, Inc. (a)	33,206	86,336
GSI Technology, Inc. (a)	18,344	71,725
Inphi Corp. (a)	45,759	1,157,703
Integrated Device Technology, Inc. (a)	204,802	3,977,255
Intel Corp.	6,677,076	197,574,679
Intermolecular, Inc. (a)	6,975	15,206
Intersil Corp. Class A	184,646	2,357,929
Intest Corp. (a)	2,175	8,483
IXYS Corp.	38,644	435,904
KLA-Tencor Corp.	217,490	14,732,773
Kopin Corp. (a)	69,745	133,213
Kulicke & Soffa Industries, Inc. (a)	102,964	1,163,493
Lam Research Corp.	225,221	16,508,699
Lattice Semiconductor Corp. (a)(b)	185,835	1,176,336
Linear Technology Corp.	328,868	14,345,222
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	24,326	921,955
Marvell Technology Group Ltd.	669,365	6,392,436
Mattson Technology, Inc. (a)	96,321	347,719
Maxim Integrated Products, Inc.	398,910	13,507,093
MaxLinear, Inc. Class A (a)	86,669	1,394,504
Microchip Technology, Inc. (b)	293,512	13,058,349
Micron Technology, Inc. (a)	1,545,519	16,428,867
Microsemi Corp. (a)(b)	174,053	6,027,455
MKS Instruments, Inc.	79,982	2,631,408
Monolithic Power Systems, Inc.	46,150	2,725,619
MoSys, Inc. (a)(b)	60,423	37,160
Nanometrics, Inc. (a)	28,664	397,856
NeoPhotonics Corp. (a)	34,278	375,687
NVE Corp.	6,043	307,407
NVIDIA Corp.	717,824	22,510,961
ON Semiconductor Corp. (a)	558,505	4,685,857
PDF Solutions, Inc. (a)	38,716	439,814
Photronics, Inc. (a)	101,617	1,033,445
Pixelworks, Inc. (a)(b)	22,798	45,596
Power Integrations, Inc.	37,256	1,707,442
Qorvo, Inc. (a)(b)	182,959	8,247,792
QuickLogic Corp. (a)	61,486	99,607
Rambus, Inc. (a)(b)	170,226	2,218,045
Rubicon Technology, Inc. (a)(b)	25,049	23,994
Rudolph Technologies, Inc. (a)	38,164	494,605
Semtech Corp. (a)	87,042	1,667,725
Sigma Designs, Inc. (a)	51,095	351,534
Silicon Laboratories, Inc. (a)(b)	57,784	2,383,590
Skyworks Solutions, Inc.	273,134	18,149,754
Solar3D, Inc. (a)(b)	12,722	31,042
SolarEdge Technologies, Inc.	13,325	326,063
SunEdison Semiconductor Ltd. (a)	98,050	669,682
SunEdison, Inc. (a)(b)	438,332	867,897
SunPower Corp. (a)(b)	76,953	1,817,630
Synaptics, Inc. (a)(b)	51,982	4,221,458
Teradyne, Inc.	294,988	5,628,371
Tessera Technologies, Inc.	64,088	1,889,314
Texas Instruments, Inc.	1,430,830	75,862,607
Ultra Clean Holdings, Inc. (a)	39,254	205,298
Ultratech, Inc. (a)	41,332	838,213
Veeco Instruments, Inc. (a)(b)	53,983	1,001,385
Xcerra Corp. (a)	63,706	363,761
Xilinx, Inc.	359,259	16,964,210
		593,438,940
Software - 4.2%
A10 Networks, Inc. (a)	50,522	311,216
ACI Worldwide, Inc. (a)	177,587	3,313,773
Activision Blizzard, Inc.	707,277	22,399,463
Adobe Systems, Inc. (a)	703,375	59,892,381
American Software, Inc. Class A	15,166	142,560
ANSYS, Inc. (a)	133,369	11,072,294
Aspen Technology, Inc. (a)	119,658	3,945,124
Autodesk, Inc. (a)	319,755	16,544,124
Barracuda Networks, Inc. (a)(b)	28,720	369,339
Blackbaud, Inc.	66,634	3,766,820
Bottomline Technologies, Inc. (a)(b)	50,588	1,427,087
BroadSoft, Inc. (a)	38,869	1,433,877
BSQUARE Corp. (a)	11,182	63,737
CA Technologies, Inc.	417,035	12,214,955
Cadence Design Systems, Inc. (a)	417,187	8,990,380
Callidus Software, Inc. (a)	76,895	1,055,768
CDK Global, Inc.	240,461	10,794,294
Citrix Systems, Inc. (a)	217,076	15,336,419
CommVault Systems, Inc. (a)	75,089	2,813,585
Covisint Corp. (a)	39,763	77,538
Datawatch Corp. (a)(b)	9,730	48,845
Digimarc Corp. (a)(b)	12,143	367,569
Digital Turbine, Inc. (a)(b)	41,910	47,358
Document Security Systems, Inc. (a)	19,824	2,972
Ebix, Inc. (b)	35,461	1,313,121
Electronic Arts, Inc. (a)	438,961	28,198,855
Ellie Mae, Inc. (a)(b)	41,970	3,530,936
EnerNOC, Inc. (a)(b)	34,204	210,013
EPIQ Systems, Inc.	43,230	591,386
Evolving Systems, Inc.	4,973	27,352
Fair Isaac Corp.	46,441	4,621,808
FalconStor Software, Inc. (a)	37,427	50,901
FireEye, Inc. (a)(b)	196,421	3,327,372
Fortinet, Inc. (a)	205,334	5,831,486
Gigamon, Inc. (a)	36,843	1,008,393
Glu Mobile, Inc. (a)(b)	173,754	644,627
GSE Systems, Inc. (a)	388	838
Guidance Software, Inc. (a)(b)	26,710	142,899
Guidewire Software, Inc. (a)(b)	116,451	5,732,883
HubSpot, Inc. (a)	13,055	543,871
Imperva, Inc. (a)	39,060	1,713,562
Infoblox, Inc. (a)	81,785	1,266,032
Interactive Intelligence Group, Inc. (a)(b)	22,204	664,566
Intuit, Inc.	373,761	36,120,263
Jive Software, Inc. (a)	60,361	195,570
Majesco Entertainment Co.	2,850	2,216
Manhattan Associates, Inc. (a)	97,124	5,367,072
Mentor Graphics Corp.	140,666	2,686,721
Microsoft Corp.	11,309,555	575,430,158
MicroStrategy, Inc. Class A (a)	12,438	2,001,150
Mitek Systems, Inc. (a)(b)	45,058	232,950
MobileIron, Inc. (a)(b)	34,473	116,174
Model N, Inc. (a)	14,428	148,897
Monotype Imaging Holdings, Inc.	56,070	1,331,102
NetSol Technologies, Inc. (a)	10,165	73,086
NetSuite, Inc. (a)(b)	50,640	3,059,669
Nuance Communications, Inc. (a)	363,825	7,098,226
Oracle Corp.	4,529,551	166,596,886
Parametric Technology Corp. (a)	160,536	4,962,168
Park City Group, Inc. (a)(b)	12,676	115,352
Paycom Software, Inc. (a)(b)	48,819	1,556,350
Paylocity Holding Corp. (a)(b)	27,303	808,715
Pegasystems, Inc.	51,980	1,265,713
Progress Software Corp. (a)	78,882	1,989,404
Proofpoint, Inc. (a)(b)	66,377	3,109,099
PROS Holdings, Inc. (a)(b)	29,264	321,611
QAD, Inc.:
Class A	10,065	196,972
Class B	4,298	70,874
Qlik Technologies, Inc. (a)	133,374	3,096,944
Qualys, Inc. (a)(b)	28,775	718,512
Rapid7, Inc. (a)(b)	8,527	113,324
RealPage, Inc. (a)(b)	75,910	1,521,996
Red Hat, Inc. (a)	255,701	16,710,060
RingCentral, Inc. (a)	121,819	2,253,652
Rosetta Stone, Inc. (a)	15,141	119,765
Rovi Corp. (a)(b)	119,303	2,717,722
Salesforce.com, Inc. (a)	880,561	59,658,008
SeaChange International, Inc. (a)(b)	36,866	212,717
ServiceNow, Inc. (a)	207,377	11,403,661
Silver Spring Networks, Inc. (a)(b)	47,301	591,263
Smith Micro Software, Inc. (a)(b)	41,455	27,597
Solera Holdings, Inc.	93,392	5,201,934
Sonic Foundry, Inc. (a)	155	837
Splunk, Inc. (a)(b)	188,604	8,223,134
SS&C Technologies Holdings, Inc.	117,752	6,863,764
Symantec Corp.	964,184	18,618,393
Synchronoss Technologies, Inc. (a)(b)	53,239	1,491,224
Synopsys, Inc. (a)	236,722	10,593,310
Tableau Software, Inc. (a)	71,202	3,250,371
Take-Two Interactive Software, Inc. (a)(b)	106,405	3,829,516
Tangoe, Inc. (a)(b)	45,871	371,096
TeleNav, Inc. (a)	29,532	176,011
Textura Corp. (a)(b)	28,776	496,386
The Rubicon Project, Inc. (a)(b)	36,843	607,541
TiVo, Inc. (a)	121,206	1,016,918
Tubemogul, Inc. (a)	19,314	247,992
Tyler Technologies, Inc. (a)	46,651	5,613,048
Ultimate Software Group, Inc. (a)	37,872	6,504,895
Varonis Systems, Inc. (a)(b)	17,327	318,990
Vasco Data Security International, Inc. (a)(b)	33,825	465,094
Verint Systems, Inc. (a)	91,023	3,234,047
VirnetX Holding Corp. (a)(b)	64,946	300,700
VMware, Inc. Class A (a)(b)	107,461	5,425,706
Voltari Corp. (a)(b)	4,240	17,935
Vringo, Inc. (a)(b)	9,862	24,852
Workday, Inc. Class A (a)(b)	157,539	9,523,233
Workiva, Inc. (a)(b)	22,270	277,930
Xura, Inc. (a)	36,598	718,419
Zendesk, Inc. (a)	72,382	1,324,591
Zix Corp. (a)(b)	69,803	278,514
Zynga, Inc. (a)	1,220,225	2,574,675
		1,247,445,054
Technology Hardware, Storage & Peripherals - 3.3%
3D Systems Corp. (a)(b)	162,227	1,730,962
Apple, Inc.	7,898,215	763,678,367
Astro-Med, Inc.	4,606	61,766
Avid Technology, Inc. (a)	38,570	295,061
Concurrent Computer Corp.	6,675	35,912
CPI Card Group	22,281	176,243
Cray, Inc. (a)(b)	56,559	2,398,667
Crossroads Systems, Inc. (a)	13,606	2,585
Dataram Corp. (a)	556	378
Diebold, Inc.	89,599	2,223,847
Eastman Kodak Co. (a)(b)	52,885	499,763
Electronics for Imaging, Inc. (a)	67,250	2,663,773
EMC Corp.	2,737,842	71,539,811
Hewlett Packard Enterprise Co.	2,559,965	33,970,736
HP, Inc.	2,556,738	27,331,529
Hutchinson Technology, Inc. (a)	41,790	153,787
Imation Corp. (a)(b)	42,037	36,467
Immersion Corp. (a)	59,681	537,726
Intevac, Inc. (a)	17,689	79,424
Lexmark International, Inc. Class A	100,540	3,118,751
NCR Corp. (a)	170,109	3,973,746
NetApp, Inc.	410,268	10,191,057
Nimble Storage, Inc. (a)(b)	92,912	672,683
Pure Storage, Inc. Class A (a)(b)	44,945	646,309
Quantum Corp. (a)(b)	334,686	170,690
SanDisk Corp.	282,379	20,404,707
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC (b)	422,681	13,255,276
Silicon Graphics International Corp. (a)(b)	44,110	267,748
Super Micro Computer, Inc. (a)(b)	48,860	1,586,484
Transact Technologies, Inc.	3,411	24,696
U.S.A. Technologies, Inc. (a)(b)	38,549	153,040
Violin Memory, Inc. (a)(b)	107,011	85,609
Western Digital Corp.	329,861	14,358,849
Xplore Technologies Corp. (a)	2,067	8,289
		976,334,738

TOTAL INFORMATION TECHNOLOGY		5,682,570,325

MATERIALS - 3.1%
Chemicals - 2.1%
A. Schulman, Inc.	45,099	1,113,494
AgroFresh Solutions, Inc. (a)(b)	26,036	127,316
Air Products & Chemicals, Inc.	272,943	36,156,759
Airgas, Inc.	91,745	12,983,752
Albemarle Corp. U.S.	154,030	8,659,567
American Vanguard Corp.	32,955	415,563
Ashland, Inc.	89,617	8,539,604
Axalta Coating Systems (a)	219,847	5,707,228
Axiall Corp.	95,126	1,893,007
Balchem Corp.	47,283	2,991,595
BioAmber, Inc. (a)(b)	17,794	62,279
Cabot Corp.	93,185	4,149,528
Calgon Carbon Corp.	83,129	1,165,469
Celanese Corp. Class A	206,504	12,460,451
CF Industries Holdings, Inc.	329,827	12,025,492
Chase Corp.	10,028	471,517
Chemtura Corp. (a)(b)	110,727	2,793,642
Codexis, Inc. (a)	27,884	113,209
Core Molding Technologies, Inc. (a)	5,919	67,358
E.I. du Pont de Nemours & Co.	1,243,294	75,679,306
Eastman Chemical Co.	217,548	13,955,704
Ecolab, Inc.	376,226	38,581,976
Ferro Corp. (a)	111,135	1,103,571
Flotek Industries, Inc. (a)(b)	75,072	546,524
FMC Corp.	203,618	7,664,182
FutureFuel Corp.	31,043	397,971
H.B. Fuller Co.	67,806	2,609,853
Hawkins, Inc.	12,319	393,962
Huntsman Corp.	293,108	3,183,153
Innophos Holdings, Inc.	26,761	775,534
Innospec, Inc.	50,796	2,204,546
International Flavors & Fragrances, Inc. (b)	113,256	11,698,212
Intrepid Potash, Inc. (a)	76,176	75,414
KMG Chemicals, Inc.	10,303	220,999
Koppers Holdings, Inc. (a)	30,390	533,041
Kraton Performance Polymers, Inc. (a)	41,276	708,709
Kronos Worldwide, Inc. (b)	34,238	218,096
LSB Industries, Inc. (a)(b)	24,837	145,048
LyondellBasell Industries NV Class A	508,086	40,753,578
Marrone Bio Innovations, Inc. (a)(b)	15,737	18,884
Metabolix, Inc. (a)(b)	6,939	10,547
Minerals Technologies, Inc.	52,154	2,650,466
Monsanto Co.	621,713	55,947,953
NewMarket Corp.	14,138	5,162,349
Olin Corp. (b)	222,200	3,368,552
OMNOVA Solutions, Inc. (a)	52,644	275,855
Platform Specialty Products Corp. (a)(b)	213,137	1,511,141
PolyOne Corp.	133,312	3,587,426
PPG Industries, Inc.	377,721	36,461,408
Praxair, Inc.	401,640	40,882,936
Quaker Chemical Corp.	19,799	1,540,560
Rayonier Advanced Materials, Inc. (b)	58,598	437,727
Rentech, Inc. (a)	27,522	55,870
RPM International, Inc.	198,631	8,114,076
Senomyx, Inc. (a)(b)	66,138	219,578
Sensient Technologies Corp.	66,412	3,817,362
Sherwin-Williams Co.	110,753	29,958,687
Stepan Co.	25,296	1,256,705
The Chemours Co. LLC	253,010	1,297,941
The Dow Chemical Co.	1,591,343	77,355,183
The Mosaic Co.	479,505	12,778,808
The Scotts Miracle-Gro Co. Class A	62,435	4,309,264
Trecora Resources (a)	28,770	277,918
Tredegar Corp.	35,793	491,438
Trinseo SA (a)(b)	14,093	420,112
Tronox Ltd. Class A (b)	94,701	490,551
Valhi, Inc. (b)	35,553	46,219
Valspar Corp.	98,947	7,741,613
W.R. Grace & Co. (a)	104,222	7,164,220
Westlake Chemical Corp.	54,245	2,339,044
		623,336,602
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	4,219,189
Headwaters, Inc. (a)	105,333	1,855,967
Martin Marietta Materials, Inc.	91,634	13,068,841
Summit Materials, Inc.	57,458	1,049,183
U.S. Concrete, Inc. (a)	16,515	887,681
United States Lime & Minerals, Inc.	1,189	63,231
Vulcan Materials Co.	186,690	18,394,566
		39,538,658
Containers & Packaging - 0.4%
AEP Industries, Inc.	6,511	512,481
Aptargroup, Inc.	88,846	6,548,839
Avery Dennison Corp.	122,473	7,975,442
Ball Corp.	187,770	12,436,007
Bemis Co., Inc.	135,781	6,662,774
Berry Plastics Group, Inc. (a)	172,038	5,355,543
Crown Holdings, Inc. (a)	200,236	9,381,057
Graphic Packaging Holding Co.	466,132	5,747,408
Greif, Inc. Class A (b)	64,085	1,698,893
International Paper Co.	572,943	20,454,065
Myers Industries, Inc.	29,894	359,625
Owens-Illinois, Inc. (a)	226,285	3,385,224
Packaging Corp. of America	137,837	6,685,095
Sealed Air Corp.	280,107	12,809,293
Silgan Holdings, Inc.	68,205	3,494,142
Sonoco Products Co.	143,177	6,256,835
UFP Technologies, Inc. (a)	2,454	54,896
WestRock Co.	365,572	12,345,366
		122,162,985
Metals & Mining - 0.4%
A.M. Castle & Co. (a)(b)	36,860	79,249
AK Steel Holding Corp. (a)(b)	237,608	679,559
Alcoa, Inc. (b)	1,854,327	16,559,140
Allegheny Technologies, Inc. (b)	156,534	2,099,121
Ampco-Pittsburgh Corp.	10,414	125,072
Carpenter Technology Corp. (b)	70,077	2,082,688
Century Aluminum Co. (a)(b)	86,859	621,042
Cliffs Natural Resources, Inc. (a)(b)	197,662	426,950
Coeur d'Alene Mines Corp. (a)(b)	178,852	690,369
Commercial Metals Co.	150,267	2,207,422
Compass Minerals International, Inc.	48,467	3,288,001
Comstock Mining, Inc. (a)	56,723	30,063
Freeport-McMoRan, Inc. (b)	1,761,714	13,441,878
Friedman Industries	2,001	10,445
General Moly, Inc. (a)(b)	60,513	12,163
Gold Resource Corp. (b)	67,805	132,898
Golden Minerals Co. (a)(b)	71,014	25,388
Handy & Harman Ltd. (a)	5,646	112,638
Haynes International, Inc.	18,364	565,611
Hecla Mining Co. (b)	591,612	1,532,275
Kaiser Aluminum Corp.	23,771	1,821,096
Materion Corp.	30,858	804,777
McEwen Mining, Inc. (b)	325,161	595,045
Mines Management, Inc. (a)(b)	24,109	12,055
Newmont Mining Corp.	748,209	19,326,238
Nucor Corp.	449,704	17,691,355
Olympic Steel, Inc.	12,703	136,176
Paramount Gold Nevada Corp. (a)	7,958	9,868
Real Industries, Inc. (a)	30,069	211,385
Reliance Steel & Aluminum Co.	109,200	6,649,188
Royal Gold, Inc. (b)	91,840	4,258,621
Ryerson Holding Corp. (a)(b)	16,025	59,293
Schnitzer Steel Industries, Inc. Class A	32,409	474,468
Solitario Exploration & Royalty Corp. (a)	18,115	9,673
Steel Dynamics, Inc.	343,990	6,257,178
Stillwater Mining Co. (a)(b)	196,719	1,650,472
SunCoke Energy, Inc.	82,551	390,466
Synalloy Corp.	8,615	68,662
TimkenSteel Corp. (b)	51,850	400,801
U.S. Antimony Corp. (a)	24,962	6,740
United States Steel Corp. (b)	210,186	1,916,896
Universal Stainless & Alloy Products, Inc. (a)	6,659	53,072
Worthington Industries, Inc.	71,924	2,237,556
		109,763,053
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	50,323	842,407
Clearwater Paper Corp. (a)	24,633	1,001,824
Deltic Timber Corp.	17,765	1,005,854
Domtar Corp.	88,151	3,102,034
Kapstone Paper & Packaging Corp.	133,397	1,365,985
Louisiana-Pacific Corp. (a)(b)	182,513	2,900,132
Mercer International, Inc. (SBI)	60,804	553,316
Neenah Paper, Inc.	27,129	1,642,932
P.H. Glatfelter Co.	69,408	1,275,025
Resolute Forest Products (a)	135,020	692,653
Schweitzer-Mauduit International, Inc.	48,432	1,463,615
		15,845,777

TOTAL MATERIALS		910,647,075

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.4%
8x8, Inc. (a)(b)	139,704	1,624,758
Alaska Communication Systems Group, Inc. (a)	135,810	218,654
AT&T, Inc.	8,700,030	321,466,109
Atlantic Tele-Network, Inc.	16,949	1,219,311
CenturyLink, Inc.	768,501	23,508,446
Cincinnati Bell, Inc. (a)	268,656	929,550
Cogent Communications Group, Inc.	64,769	2,377,022
Consolidated Communications Holdings, Inc. (b)	72,849	1,703,938
Elephant Talk Communication, Inc. (a)	63,184	13,900
FairPoint Communications, Inc. (a)(b)	43,838	658,885
Frontier Communications Corp.	1,696,546	9,178,314
General Communications, Inc. Class A (a)	33,964	648,373
Globalstar, Inc. (a)(b)	350,014	546,022
Hawaiian Telcom Holdco, Inc. (a)	11,736	282,016
IDT Corp. Class B	44,765	583,288
inContact, Inc. (a)(b)	91,764	850,652
Inteliquent, Inc.	53,463	909,940
Intelsat SA (a)(b)	32,748	56,327
Iridium Communications, Inc. (a)(b)	122,967	852,161
Level 3 Communications, Inc. (a)	420,534	20,416,926
Lumos Networks Corp. (a)	23,791	292,629
ORBCOMM, Inc. (a)(b)	100,896	879,813
PDVWireless, Inc. (a)(b)	18,833	534,857
SBA Communications Corp. Class A (a)	176,992	16,794,771
Straight Path Communications, Inc. Class B (a)(b)	22,382	713,091
Towerstream Corp. (a)(b)	47,502	10,222
Verizon Communications, Inc.	5,752,569	291,827,825
Vonage Holdings Corp. (a)	257,043	1,380,321
Windstream Holdings, Inc. (b)	126,904	954,318
Zayo Group Holdings, Inc. (a)	56,193	1,330,650
		702,763,089
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)(b)	32,822	235,334
Leap Wireless International, Inc. rights (a)	51,525	132,935
NII Holdings, Inc. (a)(b)	134,717	715,347
NTELOS Holdings Corp. (a)(b)	21,397	196,638
Shenandoah Telecommunications Co.	60,186	1,454,094
Spok Holdings, Inc.	43,148	764,583
Sprint Corp. (a)(b)	1,114,515	3,833,932
T-Mobile U.S., Inc. (a)	388,850	14,426,335
Telephone & Data Systems, Inc.	127,836	3,415,778
U.S. Cellular Corp. (a)	27,310	1,130,634
		26,305,610

TOTAL TELECOMMUNICATION SERVICES		729,068,699

UTILITIES - 3.4%
Electric Utilities - 1.8%
Allete, Inc.	66,792	3,541,312
American Electric Power Co., Inc.	681,951	42,110,474
Cleco Corp.	90,723	4,165,093
Duke Energy Corp.	969,619	72,023,299
Edison International	456,435	31,110,610
El Paso Electric Co.	60,545	2,473,263
Empire District Electric Co.	99,444	3,253,808
Entergy Corp.	263,217	19,006,900
Eversource Energy	462,616	25,120,049
Exelon Corp. (b)	1,300,542	40,954,068
FirstEnergy Corp.	601,189	20,121,796
Genie Energy Ltd. Class B	24,074	223,166
Great Plains Energy, Inc.	198,778	5,832,147
Hawaiian Electric Industries, Inc.	167,525	4,918,534
IDACORP, Inc.	76,754	5,446,464
ITC Holdings Corp.	211,085	8,576,384
MGE Energy, Inc.	62,763	3,046,516
NextEra Energy, Inc.	647,486	73,049,371
OGE Energy Corp.	285,946	7,114,336
Otter Tail Corp.	61,346	1,678,427
Pepco Holdings, Inc. (b)	357,229	9,352,255
Pinnacle West Capital Corp.	178,279	12,270,944
PNM Resources, Inc.	111,489	3,558,729
Portland General Electric Co.	117,998	4,489,824
PPL Corp.	942,651	32,983,358
Southern Co.	1,274,124	61,387,294
Westar Energy, Inc.	214,666	9,329,384
Xcel Energy, Inc.	699,249	27,648,305
		534,786,110
Gas Utilities - 0.2%
AGL Resources, Inc.	168,776	10,911,368
Atmos Energy Corp.	139,029	9,650,003
Chesapeake Utilities Corp.	20,319	1,265,874
Delta Natural Gas Co., Inc.	3,078	69,347
Gas Natural, Inc.	8,386	65,914
Laclede Group, Inc.	66,837	4,379,160
National Fuel Gas Co. (b)	136,023	6,213,531
New Jersey Resources Corp.	133,342	4,616,300
Northwest Natural Gas Co.	40,743	2,032,668
ONE Gas, Inc.	75,398	4,371,576
Piedmont Natural Gas Co., Inc.	110,311	6,553,577
Questar Corp.	239,149	5,923,721
South Jersey Industries, Inc.	102,766	2,615,395
Southwest Gas Corp.	71,765	4,377,665
UGI Corp.	238,124	8,801,063
WGL Holdings, Inc.	66,091	4,506,745
		76,353,907
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	8,158
Blue Earth, Inc. (a)(b)	48,167	5,525
Calpine Corp. (a)	465,731	5,849,581
Dynegy, Inc. (a)	157,850	1,591,128
EnSite Power, Inc.	7,410	509
NRG Energy, Inc.	440,862	4,752,492
NRG Yield, Inc.:
Class A	44,523	551,195
Class C (b)	93,579	1,223,078
Ormat Technologies, Inc.	50,068	1,910,595
Pattern Energy Group, Inc. (b)	75,196	1,276,828
Talen Energy Corp. (a)(b)	106,771	679,064
TerraForm Global, Inc. (b)	98,063	310,860
Terraform Power, Inc. (b)	102,309	986,259
The AES Corp. (b)	944,239	9,253,542
U.S. Geothermal, Inc. (a)(b)	163,207	88,164
Vivint Solar, Inc. (a)(b)	34,907	275,416
		28,762,394
Multi-Utilities - 1.2%
Alliant Energy Corp.	160,034	10,874,310
Ameren Corp.	338,328	15,884,500
Avista Corp.	105,247	3,978,337
Black Hills Corp. (b)	76,148	4,265,049
CenterPoint Energy, Inc.	597,986	11,140,479
CMS Energy Corp. (b)	376,056	14,876,775
Consolidated Edison, Inc.	410,614	28,747,086
Dominion Resources, Inc.	839,485	58,696,791
DTE Energy Co.	250,046	21,033,870
MDU Resources Group, Inc.	267,810	4,876,820
NiSource, Inc.	434,782	9,339,117
NorthWestern Energy Corp. (b)	67,502	4,007,594
PG&E Corp.	681,153	38,641,810
Public Service Enterprise Group, Inc.	714,118	30,464,274
SCANA Corp.	209,282	13,607,516
Sempra Energy	331,820	32,023,948
TECO Energy, Inc.	330,288	9,073,011
Unitil Corp.	19,695	774,604
Vectren Corp.	130,243	5,928,661
WEC Energy Group, Inc. (b)	441,476	24,877,173
		343,111,725
Water Utilities - 0.1%
American States Water Co.	52,884	2,242,810
American Water Works Co., Inc.	257,950	16,720,319
Aqua America, Inc.	258,851	7,913,075
Artesian Resources Corp. Class A	8,755	247,329
Cadiz, Inc. (a)(b)	14,651	70,911
California Water Service Group	71,976	1,779,247
Connecticut Water Service, Inc.	18,109	754,964
Middlesex Water Co.	14,151	396,511
Pure Cycle Corp. (a)(b)	17,116	79,418
SJW Corp.	25,048	908,240
York Water Co.	40,150	1,115,367
		32,228,191

TOTAL UTILITIES		1,015,242,327

TOTAL COMMON STOCKS
(Cost $22,457,658,668)		29,203,591,413
	Principal Amount	Value

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18(b)
(Cost $20,495)	20,495	20,085

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.44% 3/3/16 to 9/15/16 (c)
(Cost $14,986,872)	15,000,000	14,986,084
	Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.40% (d)	234,506,946	$234,506,946
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	1,685,340,519	1,685,340,519
TOTAL MONEY MARKET FUNDS
(Cost $1,919,847,465)		1,919,847,465
TOTAL INVESTMENT PORTFOLIO - 105.7%
(Cost $24,392,513,500)		31,138,445,047
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(1,679,698,803)
NET ASSETS - 100%		$29,458,746,244

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
903 CME E-mini S&P 500 Index Contracts (United States)	March 2016	87,116,925	$(3,543,830)
116 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2016	15,459,320	614,683
256 CME S&P 500 Index Contracts (United States)	March 2016	123,488,000	3,614,632
299 ICE Russell 2000 Index Contracts (United States)	March 2016	30,847,830	943,120
TOTAL FUTURES CONTRACTS			$1,628,605

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,986,084.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$499,731
Fidelity Securities Lending Cash Central Fund	13,890,086
Total	$14,389,817

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,970,639,061	$3,970,639,061	$--	$--
Consumer Staples	2,748,293,004	2,748,293,004	--	--
Energy	1,727,323,654	1,727,323,654	--	--
Financials	5,148,946,841	5,148,610,456	628	335,757
Health Care	4,148,134,168	4,147,662,847	--	471,321
Industrials	3,122,726,259	3,122,726,259	--	--
Information Technology	5,682,570,325	5,682,570,325	--	--
Materials	910,647,075	910,647,075	--	--
Telecommunication Services	729,068,699	728,935,764	--	132,935
Utilities	1,015,242,327	1,015,241,818	--	509
Corporate Bonds	20,085	--	20,085	--
U.S. Government and Government Agency Obligations	14,986,084	--	14,986,084	--
Money Market Funds	1,919,847,465	1,919,847,465	--	--
Total Investments in Securities:	$31,138,445,047	$31,122,497,728	$15,006,797	$940,522
Derivative Instruments:
Assets
Futures Contracts	$5,172,435	$5,172,435	$--	$--
Total Assets	$5,172,435	$5,172,435	$--	$--
Liabilities
Futures Contracts	$(3,543,830)	$(3,543,830)	$--	$--
Total Liabilities	$(3,543,830)	$(3,543,830)	$--	$--
Total Derivative Instruments:	$1,628,605	$1,628,605	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,172,435	$(3,543,830)
Total Equity Risk	5,172,435	(3,543,830)
Total Value of Derivatives	$5,172,435	$(3,543,830)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $1,635,031,175) — See accompanying schedule: Unaffiliated issuers (cost $22,472,666,035)	$29,218,597,582
Fidelity Central Funds (cost $1,919,847,465)	1,919,847,465
Total Investments (cost $24,392,513,500)		$31,138,445,047
Segregated cash with brokers for derivative instruments		752,669
Receivable for investments sold		5,515,184
Receivable for fund shares sold		23,761,370
Dividends receivable		64,388,046
Distributions receivable from Fidelity Central Funds		1,294,419
Receivable from investment adviser for expense reductions		354,277
Other receivables		2,376,418
Total assets		31,236,887,430
Liabilities
Payable to custodian bank	$260,215
Payable for investments purchased	4,257,806
Payable for fund shares redeemed	84,304,969
Accrued management fee	840,510
Payable for daily variation margin for derivative instruments	2,042,285
Other affiliated payables	684,672
Other payables and accrued expenses	410,210
Collateral on securities loaned, at value	1,685,340,519
Total liabilities		1,778,141,186
Net Assets		$29,458,746,244
Net Assets consist of:
Paid in capital		$22,691,911,245
Undistributed net investment income		96,302,178
Accumulated undistributed net realized gain (loss) on investments		(77,027,402)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,747,560,223
Net Assets		$29,458,746,244
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,932,568,223 ÷ 34,936,410 shares)		$55.32
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($18,866,595,455 ÷ 341,044,139 shares)		$55.32
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,199,718,638 ÷ 21,689,519 shares)		$55.31
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($800,303,577 ÷ 14,469,547 shares)		$55.31
Class F:
Net Asset Value, offering price and redemption price per share ($6,659,560,351 ÷ 120,371,635 shares)		$55.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2016
Investment Income
Dividends		$584,931,078
Interest		26,735
Income from Fidelity Central Funds (including $13,890,086 from security lending)		14,389,817
Total income		599,347,630
Expenses
Management fee	$10,478,397
Transfer agent fees	8,569,367
Independent trustees' compensation	129,362
Miscellaneous	42,575
Total expenses before reductions	19,219,701
Expense reductions	(4,469,483)	14,750,218
Net investment income (loss)		584,597,412
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	193,107,250
Futures contracts	(14,629,293)
Total net realized gain (loss)		178,477,957
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,197,507,785)
Futures contracts	(11,940,275)
Total change in net unrealized appreciation (depreciation)		(3,209,448,060)
Net gain (loss)		(3,030,970,103)
Net increase (decrease) in net assets resulting from operations		$(2,446,372,691)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2016	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$584,597,412	$506,880,820
Net realized gain (loss)	178,477,957	201,575,642
Change in net unrealized appreciation (depreciation)	(3,209,448,060)	2,774,794,616
Net increase (decrease) in net assets resulting from operations	(2,446,372,691)	3,483,251,078
Distributions to shareholders from net investment income	(577,075,341)	(439,015,704)
Distributions to shareholders from net realized gain	(159,400,626)	–
Total distributions	(736,475,967)	(439,015,704)
Share transactions - net increase (decrease)	3,139,186,419	2,735,964,444
Redemption fees	358,768	389,476
Total increase (decrease) in net assets	(43,303,471)	5,780,589,294
Net Assets
Beginning of period	29,502,049,715	23,721,460,421
End of period (including undistributed net investment income of $96,302,178 and undistributed net investment income of $103,296,310, respectively)	$29,458,746,244	$29,502,049,715

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Investor Class

Years ended February 28,	2016A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$61.58	$54.91	$44.05	$39.55	$38.56
Income from Investment Operations
Net investment income (loss)B	1.13	1.10	.92	.87	.68
Net realized and unrealized gain (loss)	(5.97)	6.51	10.74	4.40	.96
Total from investment operations	(4.84)	7.61	11.66	5.27	1.64
Distributions from net investment income	(1.11)	(.94)	(.80)	(.77)	(.65)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.42)	(.94)	(.80)	(.77)	(.65)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$55.32	$61.58	$54.91	$44.05	$39.55
Total ReturnD	(7.96)%	13.94%	26.62%	13.50%	4.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.90%	1.91%	1.85%	2.15%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$1,932,568	$1,943,259	$1,694,212	$1,305,435	$3,379,770
Portfolio turnover rateG	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advantage Class

Years ended February 28,	2016 A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$61.59	$54.91	$44.06	$39.56	$38.56
Income from Investment Operations
Net investment income (loss)B	1.16	1.13	.94	.89	.69
Net realized and unrealized gain (loss)	(5.98)	6.52	10.73	4.39	.97
Total from investment operations	(4.82)	7.65	11.67	5.28	1.66
Distributions from net investment income	(1.14)	(.97)	(.82)	(.78)	(.66)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.45)	(.97)	(.82)	(.78)	(.66)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$55.32	$61.59	$54.91	$44.06	$39.56
Total ReturnD	(7.92)%	14.02%	26.65%	13.53%	4.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.07%	.07%
Expenses net of all reductions	.05%	.05%	.06%	.07%	.07%
Net investment income (loss)	1.95%	1.96%	1.89%	2.18%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$18,866,595	$18,860,117	$14,943,835	$10,262,592	$6,536,903
Portfolio turnover rateG	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Class

Years ended February 28,	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$61.58	$54.91	$44.05	$39.55	$34.49
Income from Investment Operations
Net investment income (loss)C	1.17	1.13	.94	.89	.36
Net realized and unrealized gain (loss)	(5.98)	6.52	10.75	4.40	5.26
Total from investment operations	(4.81)	7.65	11.69	5.29	5.62
Distributions from net investment income	(1.15)	(.98)	(.83)	(.79)	(.56)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.46)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$55.31	$61.58	$54.91	$44.05	$39.55
Total ReturnE,F	(7.92)%	14.01%	26.69%	13.55%	16.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%	.07%	.07%	.07%	.07%I
Expenses net of fee waivers, if any	.04%	.04%	.05%	.06%	.06%I
Expenses net of all reductions	.04%	.04%	.05%	.06%	.06%I
Net investment income (loss)	1.96%	1.97%	1.90%	2.19%	2.03%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,199,719	$1,307,281	$1,254,047	$876,155	$693,534
Portfolio turnover rateJ	3%	2%	2%	3%	17%K

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advantage Institutional Class

Years ended February 28,	2016A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$61.58	$54.90	$44.05	$39.55	$34.49
Income from Investment Operations
Net investment income (loss)C	1.17	1.14	.95	.90	.36
Net realized and unrealized gain (loss)	(5.98)	6.52	10.73	4.39	5.26
Total from investment operations	(4.81)	7.66	11.68	5.29	5.62
Distributions from net investment income	(1.15)	(.98)	(.83)	(.79)	(.56)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.46)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$55.31	$61.58	$54.90	$44.05	$39.55
Total ReturnE,F	(7.91)%	14.04%	26.67%	13.57%	16.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.05%	.06%	.06%	.06%I
Expenses net of fee waivers, if any	.04%J	.04%K	.05%L	.05%L	.05%I,L
Expenses net of all reductions	.04%J	.04%K	.05%L	.05%L	.05%I,L
Net investment income (loss)	1.97%	1.97%	1.90%	2.20%	2.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$800,304	$1,022,585	$740,877	$546,329	$189,758
Portfolio turnover rateM	3%	2%	2%	3%	17%N

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents 0.35%.

 K Amount represents 0.38%.

 L Amount represents 0.45%.

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Class F

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$61.59	$54.92	$44.06	$39.56	$38.56
Income from Investment Operations
Net investment income (loss)B	1.17	1.14	.95	.90	.69
Net realized and unrealized gain (loss)	(5.98)	6.51	10.74	4.39	.97
Total from investment operations	(4.81)	7.65	11.69	5.29	1.66
Distributions from net investment income	(1.15)	(.98)	(.83)	(.79)	(.66)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.46)	(.98)	(.83)	(.79)	(.66)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$55.32	$61.59	$54.92	$44.06	$39.56
Total ReturnD,E	(7.91)%	14.01%	26.69%	13.55%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.04%I	.05%J	.05%J	.06%
Expenses net of fee waivers, if any	.04%H	.04%I	.05%J	.05%J	.06%
Expenses net of all reductions	.04%H	.04%I	.05%J	.05%J	.06%
Net investment income (loss)	1.97%	1.97%	1.90%	2.20%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$6,659,560	$6,368,808	$5,088,489	$2,833,198	$1,494,616
Portfolio turnover rateK	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount represents .035%.

 I Amount represents .038%.

 J Amount represents .045%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$9,172,737,748
Gross unrealized depreciation	(2,560,892,773)
Net unrealized appreciation (depreciation) on securities	$6,611,844,975
Tax Cost	$24,526,600,072

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$96,700,294
Undistributed long-term capital gain	$58,689,364
Net unrealized appreciation (depreciation) on securities and other investments	$6,611,845,046

The tax character of distributions paid was as follows:

	February 29, 2016	February 28, 2015
Ordinary Income	$577,075,341	$ 439,015,704
Long-term Capital Gains	159,400,626	–
Total	$736,475,967	$ 439,015,704

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
During the period the Fund recognized net realized gain (loss) of $(14,629,293) and a change in net unrealized appreciation (depreciation) of $(11,940,275) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,160,677,118 and $834,082,353, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .065%, .035%, .035% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$1,283,511
Fidelity Advantage Class	6,710,875
Institutional Class	442,543
Fidelity Advantage Institutional Class	132,438
$8,569,367

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $42,575 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Investor Class	.10%	$5,662
Fidelity Advantage Class	.05%	3,914,278
Institutional Class	.04%	384,156
Fidelity Advantage Institutional Class	.035%	135,718
Class F	.035%	28,017

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,652.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2016	Year ended February 28, 2015
From net investment income
Investor Class	$36,775,242	$28,904,286
Fidelity Advantage Class	371,216,268	280,925,671
Institutional Class	24,158,144	22,120,082
Fidelity Advantage Institutional Class	16,679,596	13,655,535
Class F	128,246,091	93,410,130
Total	$577,075,341	$439,015,704
From net realized gain
Investor Class	$10,415,400	$–
Fidelity Advantage Class	102,706,673	–
Institutional Class	6,580,966	–
Fidelity Advantage Institutional Class	4,435,860	–
Class F	35,261,727	–
Total	$159,400,626	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015
Investor Class
Shares sold	32,516,383	11,146,915	$1,998,231,479	$643,746,007
Reinvestment of distributions	796,933	481,106	46,212,344	28,350,004
Shares redeemed	(29,931,735)	(10,928,650)	(1,848,270,240)	(634,264,919)
Net increase (decrease)	3,381,581	699,371	$196,173,583	$37,831,092
Fidelity Advantage Class
Shares sold	85,649,594	68,056,591	$5,139,110,213	$3,937,110,814
Reinvestment of distributions	7,249,491	4,282,439	420,402,384	252,482,338
Shares redeemed	(58,087,070)	(38,248,720)	(3,505,600,912)	(2,200,569,878)
Net increase (decrease)	34,812,015	34,090,310	$2,053,911,685	$1,989,023,274
Institutional Class
Shares sold	3,947,517	6,784,326	$233,904,287	$390,867,675
Reinvestment of distributions	529,934	376,112	30,738,655	22,120,082
Shares redeemed	(4,016,851)	(8,771,607)	(239,627,483)	(514,925,337)
Net increase (decrease)	460,600	(1,611,169)	$25,015,459	$(101,937,580)
Fidelity Advantage Institutional Class
Shares sold	2,442,533	7,451,506	$141,575,547	$441,626,023
Reinvestment of distributions	363,654	231,729	21,115,501	13,655,535
Shares redeemed	(4,943,244)	(4,571,120)	(298,065,697)	(266,559,444)
Net increase (decrease)	(2,137,057)	3,112,115	$(135,374,649)	$188,722,114
Class F
Shares sold	26,864,620	26,091,484	$1,587,171,798	$1,528,157,446
Reinvestment of distributions	2,819,491	1,585,411	163,507,819	93,410,130
Shares redeemed	(12,713,390)	(16,933,790)	(751,219,276)	(999,242,032)
Net increase (decrease)	16,970,721	10,743,105	$999,460,341	$622,325,544

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Spartan Total Market Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund (a fund of Fidelity Concord Street Trust) at February 29, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Spartan Total Market Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 21, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Investor Class	.10%
Actual		$1,000.00	$972.20	$.49
Hypothetical-C		$1,000.00	$1,024.37	$.50
Fidelity Advantage Class	.05%
Actual		$1,000.00	$972.40	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25
Institutional Class	.04%
Actual		$1,000.00	$972.50	$.20
Hypothetical-C		$1,000.00	$1,024.66	$.20
Fidelity Advantage Institutional Class	.035%
Actual		$1,000.00	$972.50	$.17
Hypothetical-C		$1,000.00	1,024.69	$.18
Class F	.035%
Actual		$1,000.00	$972.40	$.17
Hypothetical-C		$1,000.00	1,024.69	$.18

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Spartan Total Market Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class F	04/18/2016	04/15/2016	$0.18329	$0.11000

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2016, $228,923,159, or, if subsequently determined to be different, the net capital gain of such year.

Class F designates 100% and 92% of the dividends distributed in April and December, respectively, during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class F designates 100% and 95% of the dividends distributed in April and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

STI-F-ANN-0416
1.899048.106

Spartan® Total Market Index Fund
Investor Class and Fidelity Advantage® Class

Spartan® Extended Market Index Fund
Investor Class and Fidelity Advantage® Class

Spartan® International Index Fund
Investor Class and Fidelity Advantage® Class

Annual Report

February 29, 2016

Contents

Spartan® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Spartan® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Spartan® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Spartan® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2016	Past 1 year	Past 5 years	Past 10 years
Investor Class	(7.96)%	9.50%	6.41%
Fidelity Advantage® Class	(7.92)%	9.55%	6.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Investor Class on February 28, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Period Ending Values
$18,619	Spartan® Total Market Index Fund - Investor Class
$18,727	Dow Jones U.S. Total Stock Market Index℠

Spartan® Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index returned -6.19% for the year ending February 29, 2016. Largely range-bound for the first half of the period, U.S. stocks suffered a steep, late-summer decline on concern about an economic slowdown in China. The market recovered in October, lifted by the U.S. Federal Reserve’s decision to delay raising near-term interest rates until mid-December. Investors also drew courage from a rate cut in China and economic stimulus in Europe. But continued oil-price weakness and U.S.-dollar strength, plus fresh worries about China and the Middle East, pushed the S&P 500® to its worst January since 2009, followed by a volatile but ultimately flattish February. Overall, growth-oriented and larger-cap stocks fared better than value and smaller-cap complements. In this environment, the tech-heavy Nasdaq Composite Index® returned -7.07% for the 12 months; the Russell 2000® Index, -14.97%. Few sectors within the broad-market S&P 500® gained ground, with a wide gap separating leaders from laggards. Despite increased competition among wireless carriers, telecommunication services (+8%) led the way, followed by the more defensive utilities sector (+6%). Rising wages and low inflation buoyed consumer staples (+4%), less so consumer discretionary (0%). Meanwhile, energy (-24%) foundered amid commodity weakness that also hurt materials (-17%). The financials sector(-12%) struggled as well.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes struggled along with the stock market, posting returns of roughly -8%, nearly in line with the Dow Jones U.S. Total Stock Market Index℠. The biggest individual detractor was consumer electronics and personal computer manufacturer Apple, which struggled, as investors were concerned about a possible decline in iPhone sales. Also in the information technology sector, communications chipmaker Qualcomm performed poorly, due to weaker-than-expected earnings and difficulty obtaining licensing revenue from Chinese customers. Elsewhere, various energy companies – including exploration and production firms Chevron (-18%) and ConocoPhillips (-46%) and pipeline operator Kinder Morgan (-54%) – saw their shares drop along with the price of oil. As a group, energy stocks were by far the weakest performers in the index. In another poor-performing category, financials, Citigroup, Bank of America and Wells Fargo lost ground, as it became clear that interest rates would not rise as quickly as anticipated. In turn, this made for a less profitable lending environment for these and other banks. On the positive side, several technology companies were meaningful contributors, led by software maker Microsoft. Social networking leader Facebook and Internet search giant Alphabet, parent company of Google, also helped performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	3.0
Microsoft Corp.	2.0	1.6
Exxon Mobil Corp.	1.6	1.4
Johnson & Johnson	1.4	1.2
General Electric Co.	1.3	1.1
Berkshire Hathaway, Inc. Class B	1.2	1.1
Facebook, Inc. Class A	1.2	0.9
AT&T, Inc.	1.1	0.9
Procter & Gamble Co.	1.1	0.9
Wells Fargo & Co.	1.0	1.2
	14.5

Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	18.8
Financials	17.5	17.9
Health Care	14.1	14.8
Consumer Discretionary	13.5	13.5
Industrials	10.6	10.5
Consumer Staples	9.3	8.3
Energy	5.8	6.5
Utilities	3.4	3.0
Materials	3.1	3.2
Telecommunication Services	2.5	2.2

Spartan® Total Market Index Fund

Investments February 29, 2016

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	110,253	$1,611,899
Autoliv, Inc. (b)	129,417	13,747,968
BorgWarner, Inc.	311,707	10,186,585
Clean Diesel Technologies, Inc. (a)(b)	42,378	29,076
Cooper Tire & Rubber Co.	72,740	2,858,682
Cooper-Standard Holding, Inc. (a)(b)	27,202	1,992,547
Dana Holding Corp.	208,374	2,592,173
Delphi Automotive PLC	396,399	26,431,885
Dorman Products, Inc. (a)(b)	47,584	2,406,323
Drew Industries, Inc.	37,718	2,270,246
Federal-Mogul Corp. Class A (a)	65,766	477,461
Fox Factory Holding Corp. (a)	28,748	429,208
Fuel Systems Solutions, Inc. (a)	20,668	93,213
Gentex Corp. (b)	415,639	6,051,704
Gentherm, Inc. (a)	48,381	2,017,488
Horizon Global Corp. (a)	22,811	201,421
Johnson Controls, Inc.	926,946	33,796,451
Lear Corp.	103,907	10,530,974
Metaldyne Performance Group, Inc. (b)	30,783	439,581
Modine Manufacturing Co. (a)	62,657	593,988
Motorcar Parts of America, Inc. (a)	25,941	894,965
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)	28,606	20,596
Shiloh Industries, Inc. (a)	7,922	34,381
Spartan Motors, Inc.	44,931	161,302
Standard Motor Products, Inc.	32,576	980,863
Stoneridge, Inc. (a)	33,804	407,000
Strattec Security Corp.	4,334	222,941
Superior Industries International, Inc.	39,790	785,853
Sypris Solutions, Inc. (a)	16,848	14,321
Tenneco, Inc. (a)	83,068	3,781,255
The Goodyear Tire & Rubber Co.	369,580	11,131,750
Tower International, Inc.	25,690	551,307
UQM Technologies, Inc. (a)(b)	38,648	23,382
Visteon Corp.	50,405	3,524,318
		141,293,107
Automobiles - 0.6%
Ford Motor Co.	5,463,350	68,346,509
General Motors Co.	1,990,073	58,587,749
Harley-Davidson, Inc.	281,657	12,159,133
Tesla Motors, Inc. (a)(b)	142,118	27,276,708
Thor Industries, Inc.	80,180	4,440,368
Winnebago Industries, Inc. (b)	39,123	732,774
		171,543,241
Distributors - 0.1%
Core-Mark Holding Co., Inc.	37,639	2,771,360
Educational Development Corp.	2,866	32,500
Fenix Parts, Inc. (b)	13,969	69,566
Genuine Parts Co.	210,267	18,955,570
LKQ Corp. (a)	429,119	11,843,684
Pool Corp.	56,544	4,538,787
VOXX International Corp. (a)	18,073	72,111
Weyco Group, Inc.	5,169	140,700
		38,424,278
Diversified Consumer Services - 0.2%
2U, Inc. (a)(b)	52,685	1,177,510
American Public Education, Inc. (a)	20,589	317,688
Apollo Education Group, Inc. Class A (non-vtg.) (a)	147,069	1,204,495
Ascent Capital Group, Inc. (a)(b)	16,905	234,980
Bridgepoint Education, Inc. (a)	19,443	123,074
Bright Horizons Family Solutions, Inc. (a)	60,651	3,843,454
Cambium Learning Group, Inc. (a)	12,514	55,562
Capella Education Co.	13,812	638,667
Career Education Corp. (a)	92,297	232,588
Carriage Services, Inc.	24,048	495,629
Chegg, Inc. (a)(b)	67,008	287,464
Collectors Universe, Inc.	4,772	76,113
DeVry, Inc. (b)	76,042	1,388,527
Graham Holdings Co.	6,749	3,294,254
Grand Canyon Education, Inc. (a)	72,456	2,824,335
H&R Block, Inc. (b)	339,125	11,150,430
Houghton Mifflin Harcourt Co. (a)	170,821	3,213,143
ITT Educational Services, Inc. (a)	22,063	64,865
K12, Inc. (a)	45,198	442,488
Liberty Tax, Inc. (b)	8,571	145,536
LifeLock, Inc. (a)(b)	121,981	1,345,450
Lincoln Educational Services Corp. (a)	15,671	41,685
National American University Holdings, Inc.	5,378	8,390
Regis Corp. (a)	52,945	758,702
Service Corp. International	271,822	6,393,253
ServiceMaster Global Holdings, Inc. (a)	192,610	7,305,697
Sotheby's Class A (Ltd. vtg.) (b)	86,398	1,965,555
Strayer Education, Inc. (a)	14,558	657,003
Universal Technical Institute, Inc.	29,419	115,028
Weight Watchers International, Inc. (a)(b)	37,785	444,729
		50,246,294
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	314,447	9,879,925
Belmond Ltd. Class A (a)	124,751	1,146,462
Biglari Holdings, Inc. (a)	2,475	912,582
BJ's Restaurants, Inc. (a)	35,904	1,582,648
Bloomin' Brands, Inc.	203,436	3,517,408
Bob Evans Farms, Inc.	27,901	1,197,232
Bojangles', Inc. (a)(b)	24,608	355,832
Boyd Gaming Corp. (a)(b)	116,149	2,011,701
Bravo Brio Restaurant Group, Inc. (a)	12,451	97,242
Brinker International, Inc.	84,914	4,228,717
Buffalo Wild Wings, Inc. (a)(b)	25,209	3,999,408
Caesars Entertainment Corp. (a)(b)	56,403	509,883
Carnival Corp. unit	648,205	31,087,912
Carrols Restaurant Group, Inc. (a)	43,906	582,633
Century Casinos, Inc. (a)	28,742	193,434
Chipotle Mexican Grill, Inc. (a)(b)	43,978	22,391,838
Choice Hotels International, Inc.	53,065	2,750,359
Churchill Downs, Inc.	18,170	2,464,215
Chuy's Holdings, Inc. (a)(b)	19,492	624,524
ClubCorp Holdings, Inc.	87,722	1,164,071
Cosi, Inc. (a)(b)	30,434	19,295
Cracker Barrel Old Country Store, Inc. (b)	37,351	5,529,816
Darden Restaurants, Inc. (b)	157,343	10,051,071
Dave & Buster's Entertainment, Inc. (a)	34,931	1,289,303
Del Frisco's Restaurant Group, Inc. (a)	28,720	443,437
Del Taco Restaurants, Inc. (a)	75,328	815,802
Denny's Corp. (a)	117,334	1,212,060
Diamond Resorts International, Inc. (a)(b)	93,410	2,035,404
DineEquity, Inc. (b)	27,200	2,487,984
Domino's Pizza, Inc.	74,049	9,851,479
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,689
Dover Motorsports, Inc.	9,993	22,284
Dunkin' Brands Group, Inc.	131,377	6,119,541
El Pollo Loco Holdings, Inc. (a)(b)	42,298	546,067
Eldorado Resorts, Inc. (a)	30,709	307,397
Empire Resorts, Inc. (a)(b)	4,022	49,792
Entertainment Gaming Asia, Inc. (a)	2,060	4,099
Extended Stay America, Inc. unit	100,289	1,482,271
Famous Dave's of America, Inc. (a)(b)	7,623	44,366
Fiesta Restaurant Group, Inc. (a)(b)	37,794	1,251,737
Fogo de Chao, Inc.	4,278	68,448
Golden Entertainment, Inc. (a)	1,436	14,863
Good Times Restaurants, Inc. (a)(b)	7,939	33,661
Habit Restaurants, Inc. Class A (a)(b)	13,363	277,683
Hilton Worldwide Holdings, Inc.	747,231	15,527,460
Hyatt Hotels Corp. Class A (a)(b)	40,191	1,854,815
Ignite Restaurant Group, Inc. (a)(b)	4,841	15,733
International Speedway Corp. Class A	39,245	1,353,560
Interval Leisure Group, Inc. (b)	54,818	709,893
Intrawest Resorts Holdings, Inc. (a)(b)	22,150	189,383
Isle of Capri Casinos, Inc. (a)	30,947	351,248
J. Alexanders Holdings, Inc. (a)	20,559	213,402
Jack in the Box, Inc.	48,147	3,310,106
Jamba, Inc. (a)(b)	19,136	253,935
Kona Grill, Inc. (a)(b)	8,466	125,466
Krispy Kreme Doughnuts, Inc. (a)(b)	100,846	1,476,385
La Quinta Holdings, Inc. (a)	115,379	1,253,016
Las Vegas Sands Corp.	518,808	25,048,050
Lindblad Expeditions Holdings (a)	22,275	215,177
Luby's, Inc. (a)	14,614	72,339
Marcus Corp.	26,625	497,355
Marriott International, Inc. Class A (b)	280,107	19,089,292
Marriott Vacations Worldwide Corp.	38,724	2,344,738
McDonald's Corp.	1,294,309	151,680,072
MGM Mirage, Inc. (a)	672,280	12,726,260
Monarch Casino & Resort, Inc. (a)	11,528	231,943
Morgans Hotel Group Co. (a)	27,678	40,963
Nathan's Famous, Inc. (a)(b)	3,561	179,866
Noodles & Co. (a)(b)	28,579	366,669
Norwegian Cruise Line Holdings Ltd. (a)	225,639	11,085,644
Panera Bread Co. Class A (a)	33,222	6,883,598
Papa John's International, Inc. (b)	38,520	2,239,938
Papa Murphy's Holdings, Inc. (a)(b)	22,690	245,733
Penn National Gaming, Inc. (a)	107,531	1,488,229
Pinnacle Entertainment, Inc. (a)	78,730	2,276,084
Planet Fitness, Inc. (a)(b)	15,590	223,405
Popeyes Louisiana Kitchen, Inc. (a)(b)	35,356	1,926,548
Potbelly Corp. (a)	30,614	384,206
Rave Restaurant Group, Inc. (a)(b)	9,079	47,211
RCI Hospitality Holdings, Inc.	5,726	50,561
Red Lion Hotels Corp. (a)	6,989	51,579
Red Robin Gourmet Burgers, Inc. (a)(b)	21,139	1,376,149
Royal Caribbean Cruises Ltd. (b)	241,980	17,996,053
Ruby Tuesday, Inc. (a)(b)	88,086	465,975
Ruth's Hospitality Group, Inc.	42,076	739,275
Scientific Games Corp. Class A (a)(b)	70,193	597,342
SeaWorld Entertainment, Inc.	103,555	1,873,310
Shake Shack, Inc. Class A (b)	8,653	360,224
Six Flags Entertainment Corp.	119,451	6,075,278
Sonic Corp.	74,649	2,192,441
Speedway Motorsports, Inc.	23,497	428,115
Starbucks Corp.	2,094,783	121,937,318
Starwood Hotels & Resorts Worldwide, Inc.	234,365	16,196,965
Texas Roadhouse, Inc. Class A	107,584	4,487,329
The Cheesecake Factory, Inc.	58,805	2,934,370
Town Sports International Holdings, Inc. (a)	13,107	14,680
Vail Resorts, Inc.	54,383	6,928,938
Wendy's Co.	363,065	3,401,919
Wingstop, Inc. (b)	9,647	229,792
Wyndham Worldwide Corp. (b)	161,084	11,733,359
Wynn Resorts Ltd. (b)	115,887	9,558,360
Yum! Brands, Inc.	579,198	41,974,479
Zoe's Kitchen, Inc. (a)(b)	27,188	949,677
		653,138,785
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	12,950	401,191
Beazer Homes U.S.A., Inc. (a)	40,506	296,504
CalAtlantic Group, Inc.	115,129	3,493,014
Cavco Industries, Inc. (a)	12,220	991,531
Century Communities, Inc. (a)	18,579	292,433
Comstock Holding Companies, Inc. (a)	1,496	2,483
CSS Industries, Inc.	16,118	436,314
D.R. Horton, Inc.	449,767	12,017,774
Dixie Group, Inc. (a)(b)	11,105	49,861
Emerson Radio Corp. (a)	23,724	21,826
Ethan Allen Interiors, Inc. (b)	36,464	1,040,318
Flexsteel Industries, Inc.	9,186	375,064
Garmin Ltd. (b)	171,103	6,931,383
GoPro, Inc. Class A (a)(b)	103,866	1,233,928
Green Brick Partners, Inc. (a)(b)	37,398	228,502
Harman International Industries, Inc.	106,630	8,176,388
Helen of Troy Ltd. (a)(b)	38,566	3,677,654
Hooker Furniture Corp.	13,495	430,760
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	267,516
Installed Building Products, Inc. (a)	20,583	459,824
iRobot Corp. (a)(b)	45,351	1,421,300
Jarden Corp. (a)	294,274	15,561,209
KB Home (b)	112,206	1,368,913
Koss Corp. (a)	2,669	5,738
La-Z-Boy, Inc.	79,546	1,936,945
Leggett& Platt, Inc.	188,164	8,403,404
Lennar Corp. Class A (b)	282,096	11,831,106
LGI Homes, Inc. (a)(b)	15,810	375,329
Libbey, Inc.	30,735	511,123
Lifetime Brands, Inc.	10,885	130,185
M.D.C. Holdings, Inc.	56,801	1,255,870
M/I Homes, Inc. (a)(b)	33,201	583,342
Meritage Homes Corp. (a)(b)	46,552	1,511,543
Mohawk Industries, Inc. (a)	87,734	15,768,432
NACCO Industries, Inc. Class A	6,219	307,281
New Home Co. LLC (a)(b)	11,951	120,108
Newell Rubbermaid, Inc. (b)	383,075	14,560,681
NVR, Inc. (a)	5,363	8,779,231
PulteGroup, Inc.	446,640	7,677,742
Skullcandy, Inc. (a)	12,653	44,792
Skyline Corp. (a)	21,741	87,616
Stanley Furniture Co., Inc. (a)	5,699	14,475
Taylor Morrison Home Corp. (a)(b)	40,708	566,248
Tempur Sealy International, Inc. (a)(b)	91,766	5,292,145
Toll Brothers, Inc. (a)	226,510	6,217,700
TopBuild Corp. (a)	49,387	1,332,461
TRI Pointe Homes, Inc. (a)(b)	234,174	2,414,334
Tupperware Brands Corp.	71,204	3,557,352
Turtle Beach Corp. (a)(b)	6,672	6,739
UCP, Inc. (a)	9,479	57,727
Universal Electronics, Inc. (a)	22,307	1,185,394
Vuzix Corp. (a)(b)	16,394	93,118
WCI Communities, Inc. (a)	24,951	430,405
Whirlpool Corp.	108,257	16,814,477
William Lyon Homes, Inc. (a)(b)	35,265	418,243
Zagg, Inc. (a)(b)	38,365	399,763
		171,866,739
Internet & Catalog Retail - 1.7%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	246,562
Amazon.com, Inc. (a)	544,055	300,601,269
Blue Nile, Inc.	17,894	466,318
Etsy, Inc. (b)	36,404	289,048
EVINE Live, Inc. (a)	71,405	36,352
Expedia, Inc.	166,017	17,284,030
FTD Companies, Inc. (a)(b)	25,393	590,387
Gaiam, Inc. Class A (a)	12,609	71,493
Groupon, Inc. Class A (a)(b)	645,768	3,086,771
HSN, Inc.	48,658	2,583,253
Lands' End, Inc. (a)(b)	26,352	634,029
Liberty Interactive Corp.:
(Venture Group) Series A (a)	213,209	7,822,638
QVC Group Series A (a)	678,792	17,227,741
Liberty TripAdvisor Holdings, Inc. (a)	92,302	1,882,038
Netflix, Inc. (a)(b)	604,711	56,486,055
NutriSystem, Inc.	38,425	781,949
Overstock.com, Inc. (a)	16,325	238,345
PetMed Express, Inc. (b)	32,292	532,818
Priceline Group, Inc. (a)	70,268	88,903,776
Shutterfly, Inc. (a)(b)	48,378	2,149,918
TripAdvisor, Inc. (a)(b)	160,329	10,036,595
U.S. Auto Parts Network, Inc. (a)	5,048	13,882
Wayfair LLC Class A (a)(b)	39,043	1,521,506
		513,486,773
Leisure Products - 0.2%
Arctic Cat, Inc.	18,718	327,191
Black Diamond, Inc. (a)(b)	32,583	140,107
Brunswick Corp.	137,381	5,844,188
Callaway Golf Co.	134,839	1,198,719
Escalade, Inc.	7,022	88,477
Hasbro, Inc.	156,173	11,848,846
JAKKS Pacific, Inc. (a)(b)	19,661	142,346
Johnson Outdoors, Inc. Class A	3,505	76,865
Leapfrog Enterprises, Inc. Class A (a)	85,630	83,061
Malibu Boats, Inc. Class A (a)	18,719	289,209
Marine Products Corp.	11,741	86,296
Mattel, Inc.	487,004	15,837,370
MCBC Holdings, Inc. (a)	4,800	63,744
Nautilus, Inc. (a)	41,820	706,340
Polaris Industries, Inc.	84,256	7,406,945
Smith & Wesson Holding Corp. (a)	80,794	2,048,936
Sturm, Ruger & Co., Inc.	28,534	2,006,226
Summer Infant, Inc. (a)	32,605	63,254
Vista Outdoor, Inc. (a)	87,436	4,310,595
		52,568,715
Media - 3.2%
A.H. Belo Corp. Class A	22,177	132,618
AMC Entertainment Holdings, Inc. Class A	30,240	726,667
AMC Networks, Inc. Class A (a)	82,576	5,412,031
Ballantyne of Omaha, Inc. (a)	17,964	73,293
Cable One, Inc.	6,260	2,682,848
Cablevision Systems Corp. - NY Group Class A	311,061	10,118,814
Carmike Cinemas, Inc. (a)	37,234	816,914
CBS Corp. Class B	618,689	29,932,174
Central European Media Enterprises Ltd. Class A (a)(b)	87,763	215,897
Charter Communications, Inc. Class A (a)(b)	107,082	19,227,644
Cinedigm Corp. (a)(b)	56,149	14,627
Cinemark Holdings, Inc.	164,899	5,458,157
Clear Channel Outdoor Holding, Inc. Class A	57,659	208,149
Comcast Corp. Class A	3,455,965	199,512,859
Crown Media Holdings, Inc. Class A (a)	54,807	240,603
Cumulus Media, Inc. Class A (a)(b)	143,016	35,754
Discovery Communications, Inc.:
Class A (a)(b)	247,368	6,184,200
Class C (non-vtg.) (a)	327,382	8,069,966
DISH Network Corp. Class A (a)	322,580	15,203,195
DreamWorks Animation SKG, Inc. Class A (a)	95,520	2,451,043
E.W. Scripps Co. Class A (b)	84,251	1,454,172
Emmis Communications Corp. Class A (a)	7,973	4,226
Entercom Communications Corp. Class A (a)(b)	25,850	295,466
Entravision Communication Corp. Class A	84,255	650,449
Gannett Co., Inc.	167,355	2,553,837
Global Eagle Entertainment, Inc. (a)(b)	63,441	570,335
Gray Television, Inc. (a)	96,772	1,116,749
Harte-Hanks, Inc.	45,482	140,539
Hemisphere Media Group, Inc. (a)(b)	10,964	151,742
Insignia Systems, Inc. (a)	5,038	13,099
Interpublic Group of Companies, Inc.	543,898	11,633,978
John Wiley & Sons, Inc. Class A	79,959	3,480,615
Journal Media Group, Inc.	21,889	263,106
Lee Enterprises, Inc. (a)	58,988	78,454
Liberty Broadband Corp.:
Class A (a)	33,151	1,667,164
Class C (a)	99,103	4,991,818
Liberty Global PLC:
Class A (a)(b)	345,647	12,733,635
Class C (a)	879,281	31,618,945
LiLAC Class A (a)	16,713	567,406
LiLAC Class C (a)(b)	47,583	1,745,820
Liberty Media Corp.:
Class A (a)	142,736	5,084,256
Class C (a)	317,834	11,092,407
Lions Gate Entertainment Corp.	133,966	2,826,683
Live Nation Entertainment, Inc. (a)	201,074	4,421,617
Loral Space & Communications Ltd. (a)	17,760	569,386
Media General, Inc. (a)(b)	134,814	2,240,609
Meredith Corp.	55,681	2,421,567
MSG Network, Inc. Class A (a)	76,074	1,249,135
National CineMedia, Inc.	85,967	1,285,207
New Media Investment Group, Inc.	54,682	854,680
News Corp.:
Class A	686,011	7,422,639
Class B	50,000	570,500
Nexstar Broadcasting Group, Inc. Class A	42,990	1,920,793
Omnicom Group, Inc.	336,353	26,171,627
Radio One, Inc. Class D (non-vtg.) (a)(b)	32,336	43,654
ReachLocal, Inc. (a)(b)	5,194	9,921
Reading International, Inc. Class A (a)	17,900	180,074
Regal Entertainment Group Class A (b)	109,971	2,165,329
RLJ Entertainment, Inc. (a)	17,180	8,762
Saga Communications, Inc. Class A	3,882	145,691
Salem Communications Corp. Class A	1,732	8,331
Scholastic Corp.	44,904	1,572,987
Scripps Networks Interactive, Inc. Class A	128,495	7,612,044
Sinclair Broadcast Group, Inc. Class A	88,523	2,732,705
Sirius XM Holdings, Inc. (a)(b)	3,124,954	11,624,829
Sizmek, Inc. (a)	26,444	86,207
Spanish Broadcasting System, Inc. Class A (a)	698	2,269
Starz Series A (a)(b)	128,013	3,224,647
Tegna, Inc.	316,572	7,800,334
The Madison Square Garden Co. (a)	30,403	4,712,465
The McClatchy Co. Class A (a)(b)	60,729	64,980
The New York Times Co. Class A (b)	193,567	2,433,137
The Walt Disney Co.	2,152,334	205,590,944
Time Warner Cable, Inc.	398,481	76,054,084
Time Warner, Inc.	1,131,852	74,928,602
Time, Inc.	144,432	2,036,491
Townsquare Media, Inc. (a)	1,285	12,529
Tribune Media Co. Class A	139,096	4,993,546
Tribune Publishing Co.	24,064	201,897
Twenty-First Century Fox, Inc.:
Class A	1,669,581	45,112,079
Class B	581,751	15,800,357
Viacom, Inc. Class B (non-vtg.)	508,252	18,729,086
World Wrestling Entertainment, Inc. Class A (b)	44,310	740,863
		939,208,958
Multiline Retail - 0.6%
Big Lots, Inc. (b)	72,215	2,921,097
Dillard's, Inc. Class A (b)	32,687	2,735,575
Dollar General Corp.	408,015	30,295,114
Dollar Tree, Inc. (a)	330,936	26,557,614
Fred's, Inc. Class A	47,418	677,603
Gordmans Stores, Inc. (a)(b)	10,233	24,150
JC Penney Corp., Inc. (a)(b)	439,535	4,483,257
Kohl's Corp. (b)	269,067	12,557,357
Macy's, Inc.	450,921	19,484,296
Nordstrom, Inc. (b)	187,081	9,600,997
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	25,686	518,857
Sears Holdings Corp. (a)(b)	72,471	1,266,068
Target Corp.	868,532	68,136,335
The Bon-Ton Stores, Inc. (b)	19,775	37,573
Tuesday Morning Corp. (a)(b)	61,992	417,206
		179,713,099
Specialty Retail - 2.6%
Aarons, Inc. Class A	98,760	2,270,492
Abercrombie & Fitch Co. Class A	93,188	2,707,111
Advance Auto Parts, Inc.	102,932	15,279,226
Aeropostale, Inc. (a)(b)	110,952	22,745
America's Car Mart, Inc. (a)(b)	10,422	262,009
American Eagle Outfitters, Inc. (b)	259,564	3,960,947
Asbury Automotive Group, Inc. (a)	40,476	2,363,798
Ascena Retail Group, Inc. (a)(b)	233,731	1,975,027
AutoNation, Inc. (a)(b)	105,216	5,415,468
AutoZone, Inc. (a)(b)	42,836	33,179,481
Barnes & Noble Education, Inc. (a)	60,796	649,301
Barnes & Noble, Inc. (b)	82,041	795,798
bebe stores, Inc. (b)	66,951	30,804
Bed Bath & Beyond, Inc. (a)	241,299	11,570,287
Best Buy Co., Inc. (b)	416,544	13,491,860
Big 5 Sporting Goods Corp.	23,104	316,525
Boot Barn Holdings, Inc. (a)(b)	15,310	155,550
Build-A-Bear Workshop, Inc. (a)	15,205	217,127
Burlington Stores, Inc. (a)	108,131	6,061,824
Cabela's, Inc. Class A (a)(b)	66,953	3,212,405
Caleres, Inc.	68,568	1,943,217
CarMax, Inc. (a)(b)	288,976	13,368,030
Chico's FAS, Inc.	193,672	2,471,255
Christopher & Banks Corp. (a)(b)	57,707	81,367
Citi Trends, Inc.	19,731	364,826
Conn's, Inc. (a)(b)	39,904	677,171
CST Brands, Inc.	101,651	3,297,558
Destination Maternity Corp.	22,235	179,659
Destination XL Group, Inc. (a)(b)	51,406	228,757
Dick's Sporting Goods, Inc.	126,777	5,384,219
DSW, Inc. Class A	102,377	2,682,277
Express, Inc. (a)	106,219	1,830,153
Finish Line, Inc. Class A	58,534	1,066,489
Five Below, Inc. (a)(b)	73,748	2,828,236
Foot Locker, Inc. (b)	196,550	12,284,375
Francesca's Holdings Corp. (a)	57,702	1,043,252
GameStop Corp. Class A (b)	148,697	4,582,842
Gap, Inc. (b)	325,018	8,986,748
Genesco, Inc. (a)	32,141	2,120,663
GNC Holdings, Inc.	120,441	3,430,160
Group 1 Automotive, Inc.	30,918	1,723,988
Guess?, Inc. (b)	92,962	1,984,739
Haverty Furniture Companies, Inc.	26,172	508,784
hhgregg, Inc. (a)(b)	15,184	26,268
Hibbett Sports, Inc. (a)(b)	34,547	1,226,419
Home Depot, Inc.	1,794,856	222,777,527
Kirkland's, Inc.	21,240	303,520
L Brands, Inc.	361,595	30,659,640
Lithia Motors, Inc. Class A (sub. vtg.)	30,888	2,863,935
Lowe's Companies, Inc.	1,296,501	87,552,713
Lumber Liquidators Holdings, Inc. (a)(b)	34,626	392,313
MarineMax, Inc. (a)	36,815	653,098
Mattress Firm Holding Corp. (a)(b)	25,874	1,165,106
Michaels Companies, Inc. (a)	120,574	2,809,374
Monro Muffler Brake, Inc. (b)	48,486	3,314,988
Murphy U.S.A., Inc. (a)	55,943	3,563,010
New York & Co., Inc. (a)	34,393	68,786
O'Reilly Automotive, Inc. (a)(b)	143,531	37,363,990
Office Depot, Inc. (a)	731,144	3,714,212
Outerwall, Inc. (b)	30,388	947,802
Pacific Sunwear of California, Inc. (a)(b)	60,120	11,603
Party City Holdco, Inc. (b)	32,051	316,984
Penske Automotive Group, Inc.	59,093	2,228,988
Perfumania Holdings, Inc. (a)	876	2,251
Pier 1 Imports, Inc.	118,802	586,882
Rent-A-Center, Inc. (b)	68,968	880,721
Restoration Hardware Holdings, Inc. (a)(b)	53,020	2,014,230
Ross Stores, Inc.	575,127	31,620,482
Sally Beauty Holdings, Inc. (a)	219,034	6,917,094
Sears Hometown & Outlet Stores, Inc. (a)	10,000	67,700
Select Comfort Corp. (a)	68,724	1,230,160
Shoe Carnival, Inc.	21,330	502,748
Signet Jewelers Ltd.	110,816	12,012,454
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	773,583
Sportsman's Warehouse Holdings, Inc. (a)	33,271	431,525
Stage Stores, Inc.	38,699	325,072
Staples, Inc.	928,965	8,778,719
Stein Mart, Inc.	33,638	249,258
Systemax, Inc. (a)	10,113	89,096
Tailored Brands, Inc.	69,976	1,080,429
The Buckle, Inc.	40,527	1,288,759
The Cato Corp. Class A (sub. vtg.)	36,544	1,322,893
The Children's Place Retail Stores, Inc.	27,695	1,887,137
The Container Store Group, Inc. (a)(b)	22,029	119,177
Tiffany & Co., Inc. (b)	153,074	9,946,749
Tile Shop Holdings, Inc. (a)	33,873	427,477
Tilly's, Inc. (a)	14,113	101,472
TJX Companies, Inc.	945,367	70,051,695
Tractor Supply Co.	191,323	16,180,186
Trans World Entertainment Corp. (a)	2,977	10,568
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	90,178	14,896,504
Urban Outfitters, Inc. (a)(b)	126,843	3,360,071
Vitamin Shoppe, Inc. (a)(b)	37,155	1,025,106
West Marine, Inc. (a)	16,394	134,103
Williams-Sonoma, Inc.	125,525	6,541,108
Winmark Corp.	1,991	192,928
Zumiez, Inc. (a)(b)	31,066	641,824
		774,656,987
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	76,972	7,822,664
Cherokee, Inc. (a)(b)	20,319	345,829
Coach, Inc.	392,667	15,290,453
Columbia Sportswear Co.	42,368	2,521,743
Crocs, Inc. (a)(b)	99,425	973,371
Culp, Inc.	12,256	312,283
Deckers Outdoor Corp. (a)	43,271	2,447,408
Delta Apparel, Inc. (a)	1,905	32,156
Fossil Group, Inc. (a)(b)	55,600	2,608,196
G-III Apparel Group Ltd. (a)(b)	55,777	2,942,237
Hanesbrands, Inc.	555,398	15,823,289
Iconix Brand Group, Inc. (a)(b)	61,164	532,127
Joe's Jeans, Inc. (a)	1,083	4,874
Kate Spade & Co. (a)(b)	171,315	3,395,463
Lakeland Industries, Inc. (a)(b)	6,813	81,211
lululemon athletica, Inc. (a)(b)	157,883	9,904,001
Michael Kors Holdings Ltd. (a)	267,639	15,161,749
Movado Group, Inc. (b)	22,005	642,766
NIKE, Inc. Class B	1,905,864	117,382,164
Oxford Industries, Inc.	19,698	1,430,666
Perry Ellis International, Inc. (a)	15,961	294,800
PVH Corp.	121,699	9,632,476
Ralph Lauren Corp.	81,118	7,362,270
Rocky Brands, Inc.	8,326	95,832
Sequential Brands Group, Inc. (a)(b)	63,961	445,808
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	179,562	5,911,181
Steven Madden Ltd. (a)(b)	86,611	3,048,707
Superior Uniform Group, Inc.	11,974	212,539
Tumi Holdings, Inc. (a)(b)	75,723	1,495,529
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	253,224	21,192,317
Unifi, Inc. (a)	18,843	422,272
Vera Bradley, Inc. (a)	29,957	498,185
VF Corp.	484,021	31,514,607
Vince Holding Corp. (a)	20,302	131,151
Wolverine World Wide, Inc.	136,279	2,579,761
		284,492,085

TOTAL CONSUMER DISCRETIONARY		3,970,639,061

CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Boston Beer Co., Inc. Class A (a)(b)	13,052	2,455,212
Brown-Forman Corp.:
Class A	20,000	2,131,800
Class B (non-vtg.)	171,789	16,916,063
Castle Brands, Inc. (a)(b)	38,689	32,081
Coca-Cola Bottling Co. Consolidated	6,914	1,208,014
Coca-Cola Enterprises, Inc.	288,966	14,017,741
Constellation Brands, Inc. Class A (sub. vtg.)	246,097	34,805,499
Craft Brew Alliance, Inc. (a)	6,981	57,733
Dr. Pepper Snapple Group, Inc.	261,698	23,953,218
MGP Ingredients, Inc.	19,078	446,234
Molson Coors Brewing Co. Class B	255,774	21,809,849
Monster Beverage Corp.	212,560	26,676,280
National Beverage Corp. (a)	17,250	655,845
PepsiCo, Inc.	2,062,149	201,719,415
Primo Water Corp. (a)	16,948	157,786
REED'S, Inc. (a)	1,830	9,242
The Coca-Cola Co.	5,532,614	238,621,642
		585,673,654
Food & Staples Retailing - 2.1%
Andersons, Inc.	36,988	993,128
Casey's General Stores, Inc.	56,112	5,923,744
Chefs' Warehouse Holdings (a)(b)	22,894	432,010
Costco Wholesale Corp.	617,514	92,645,625
CVS Health Corp.	1,564,838	152,055,308
Fairway Group Holdings Corp. (a)(b)	15,014	4,519
Fresh Market, Inc. (a)(b)	59,148	1,364,544
Ingles Markets, Inc. Class A	19,385	653,856
Kroger Co.	1,374,257	54,846,597
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	243,090
Performance Food Group Co.	62,824	1,553,638
PriceSmart, Inc.	26,710	2,063,615
Rite Aid Corp. (a)	1,464,258	11,640,851
Smart & Final Stores, Inc. (a)	46,551	756,454
SpartanNash Co.	50,930	1,398,029
Sprouts Farmers Market LLC (a)(b)	208,239	5,930,647
SUPERVALU, Inc. (a)	422,858	2,160,804
Sysco Corp.	753,753	33,263,120
United Natural Foods, Inc. (a)(b)	66,521	2,052,838
Village Super Market, Inc. Class A	6,879	182,362
Wal-Mart Stores, Inc.	2,221,306	147,361,440
Walgreens Boots Alliance, Inc.	1,234,287	97,434,616
Weis Markets, Inc.	21,073	877,269
Whole Foods Market, Inc. (b)	483,264	15,130,996
		630,969,100
Food Products - 1.8%
Alico, Inc.	4,002	95,808
Amplify Snack Brands, Inc. (b)	21,604	222,305
Archer Daniels Midland Co.	853,201	29,827,907
B&G Foods, Inc. Class A (b)	77,184	2,669,795
Blue Buffalo Pet Products, Inc. (a)(b)	81,644	1,494,085
Bunge Ltd.	200,541	9,970,899
Cal-Maine Foods, Inc. (b)	44,003	2,348,880
Calavo Growers, Inc. (b)	20,904	1,119,618
Campbell Soup Co. (b)	248,162	15,324,004
Coffee Holding Co., Inc. (a)	3,401	11,121
ConAgra Foods, Inc.	608,325	25,586,150
Darling International, Inc. (a)	262,702	2,366,945
Dean Foods Co. (b)	129,419	2,496,493
Diamond Foods, Inc. (a)	36,720	1,389,861
Farmer Brothers Co. (a)(b)	9,145	241,062
Flowers Foods, Inc.	267,320	4,579,192
Fresh Del Monte Produce, Inc.	55,694	2,233,886
Freshpet, Inc. (a)(b)	24,280	161,462
General Mills, Inc.	841,967	49,549,758
Hormel Foods Corp. (b)	379,833	16,146,701
Ingredion, Inc.	106,403	10,770,112
Inventure Foods, Inc. (a)	20,016	122,498
J&J Snack Foods Corp.	19,285	2,136,585
John B. Sanfilippo & Son, Inc.	10,819	753,002
Kellogg Co.	369,375	27,341,138
Keurig Green Mountain, Inc.	164,488	15,123,027
Lancaster Colony Corp.	29,148	2,966,392
Landec Corp. (a)	30,155	304,264
Lifeway Foods, Inc. (a)	1,962	22,151
Limoneira Co. (b)	13,723	191,573
McCormick & Co., Inc. (non-vtg.) (b)	167,367	15,608,646
Mead Johnson Nutrition Co. Class A	262,707	19,377,268
Mondelez International, Inc.	2,247,265	91,081,650
Omega Protein Corp. (a)	32,056	761,330
Pilgrim's Pride Corp. (b)	94,260	2,304,657
Pinnacle Foods, Inc.	149,733	6,466,968
Post Holdings, Inc. (a)	91,007	6,321,346
Sanderson Farms, Inc. (b)	25,904	2,363,999
Seaboard Corp. (a)	405	1,184,625
Seneca Foods Corp. Class A (a)	7,029	233,785
Snyders-Lance, Inc. (b)	99,658	2,328,952
The Hain Celestial Group, Inc. (a)(b)	150,414	5,560,806
The Hershey Co.	204,968	18,629,542
The J.M. Smucker Co.	167,379	21,352,539
The Kraft Heinz Co.	844,110	65,013,352
Tootsie Roll Industries, Inc. (b)	37,180	1,238,838
TreeHouse Foods, Inc. (a)(b)	76,236	6,435,843
Tyson Foods, Inc. Class A	415,713	26,917,417
WhiteWave Foods Co. (a)	252,591	9,780,324
		530,528,561
Household Products - 1.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)	71,078	961,685
Church & Dwight Co., Inc.	189,254	17,176,693
Clorox Co.	182,744	23,102,496
Colgate-Palmolive Co.	1,266,046	83,103,259
Energizer Holdings, Inc.	88,029	3,427,849
HRG Group, Inc. (a)	170,026	1,979,103
Kimberly-Clark Corp.	515,915	67,223,725
Oil-Dri Corp. of America	2,105	77,548
Orchids Paper Products Co. (b)	9,720	267,494
Procter & Gamble Co.	3,855,304	309,542,358
Spectrum Brands Holdings, Inc. (b)	41,932	4,015,828
WD-40 Co.	22,073	2,383,884
		513,261,922
Personal Products - 0.2%
Avon Products, Inc.	621,958	2,369,660
Coty, Inc. Class A (b)	113,859	3,242,704
Cyanotech Corp. (a)	2,300	9,890
DS Healthcare Group, Inc. (a)	14,476	20,845
Edgewell Personal Care Co. (a)	82,856	6,334,341
Elizabeth Arden, Inc. (a)(b)	31,918	197,892
Estee Lauder Companies, Inc. Class A	315,807	28,842,653
Herbalife Ltd. (a)(b)	93,550	5,121,863
Inter Parfums, Inc.	25,837	653,934
LifeVantage Corp. (a)(b)	12,829	128,162
Mannatech, Inc. (a)	599	10,860
MediFast, Inc.	14,005	425,052
Natural Health Trends Corp. (b)	11,452	356,959
Nature's Sunshine Products, Inc.	6,985	58,534
Nu Skin Enterprises, Inc. Class A (b)	81,268	2,477,861
Nutraceutical International Corp. (a)	7,518	184,492
Revlon, Inc. (a)	25,388	888,580
Synutra International, Inc. (a)(b)	26,200	133,358
The Female Health Co. (a)(b)	11,731	22,641
USANA Health Sciences, Inc. (a)(b)	10,174	1,146,813
		52,627,094
Tobacco - 1.5%
22nd Century Group, Inc. (a)(b)	13,751	13,201
Alliance One International, Inc. (a)	8,945	93,296
Altria Group, Inc.	2,776,174	170,929,033
Philip Morris International, Inc.	2,192,484	199,581,819
Reynolds American, Inc.	1,174,303	59,220,100
Universal Corp. (b)	35,243	1,920,039
Vector Group Ltd.	149,599	3,475,185
		435,232,673

TOTAL CONSUMER STAPLES		2,748,293,004

ENERGY - 5.8%
Energy Equipment & Services - 1.0%
Archrock, Inc. (a)	90,110	359,539
Aspen Aerogels, Inc. (a)	9,858	35,982
Atwood Oceanics, Inc. (b)	79,282	545,460
Baker Hughes, Inc.	617,833	26,486,501
Basic Energy Services, Inc. (a)(b)	48,473	84,828
Bristow Group, Inc.	47,191	717,775
C&J Energy Services Ltd. (a)(b)	59,040	60,811
Cameron International Corp. (a)	268,743	17,618,791
Carbo Ceramics, Inc. (b)	26,245	524,638
Core Laboratories NV (b)	61,124	6,414,353
Dawson Geophysical Co. (a)	19,081	65,066
Diamond Offshore Drilling, Inc. (b)	88,657	1,774,027
Dril-Quip, Inc. (a)	54,128	2,936,444
ENGlobal Corp. (a)	5,637	4,624
Ensco PLC Class A (b)	322,529	2,796,326
Era Group, Inc. (a)(b)	30,759	283,598
Exterran Corp. (a)	59,232	807,924
Fairmount Santrol Holidings, Inc. (a)(b)	86,660	171,587
FMC Technologies, Inc. (a)	321,085	7,876,215
Forbes Energy Services Ltd. (a)	500	147
Forum Energy Technologies, Inc. (a)(b)	82,786	973,563
Frank's International NV (b)	66,668	926,019
Geospace Technologies Corp. (a)(b)	25,924	289,571
GreenHunter Energy, Inc. (a)	12,193	1,128
Gulf Island Fabrication, Inc.	17,861	159,142
Gulfmark Offshore, Inc. Class A (a)(b)	30,820	110,644
Halliburton Co.	1,203,159	38,837,973
Helix Energy Solutions Group, Inc. (a)	125,576	489,746
Helmerich & Payne, Inc. (b)	160,774	8,516,199
Hornbeck Offshore Services, Inc. (a)(b)	41,835	359,363
Independence Contract Drilling, Inc. (a)(b)	5,209	20,055
ION Geophysical Corp. (a)	10,360	32,116
Key Energy Services, Inc. (a)(b)	163,573	37,458
Matrix Service Co. (a)	47,813	879,281
McDermott International, Inc. (a)(b)	337,356	1,113,275
Mitcham Industries, Inc. (a)(b)	23,287	76,614
Nabors Industries Ltd.	435,341	3,117,042
National Oilwell Varco, Inc. (b)	528,206	15,460,590
Natural Gas Services Group, Inc. (a)	21,602	390,132
Newpark Resources, Inc. (a)	122,453	456,750
Noble Corp. (b)	354,375	2,951,944
Oceaneering International, Inc.	135,665	3,747,067
Oil States International, Inc. (a)	62,779	1,639,160
Parker Drilling Co. (a)	180,331	281,316
Patterson-UTI Energy, Inc.	212,278	3,298,800
PHI, Inc. (non-vtg.) (a)	18,377	335,196
Pioneer Energy Services Corp. (a)	82,168	112,570
Profire Energy, Inc. (a)	14,213	11,177
RigNet, Inc. (a)(b)	15,376	202,963
Rowan Companies PLC (b)	172,571	2,298,646
RPC, Inc. (b)	78,821	1,069,601
Schlumberger Ltd.	1,785,480	128,054,626
SEACOR Holdings, Inc. (a)(b)	30,397	1,470,911
Seventy Seven Energy, Inc. (a)(b)	63,215	30,343
Superior Energy Services, Inc.	194,953	2,004,117
Synthesis Energy Systems, Inc. (a)(b)	138,081	127,725
Tesco Corp.	53,676	388,614
TETRA Technologies, Inc. (a)	113,155	570,301
Tidewater, Inc. (b)	61,246	352,165
Transocean Ltd. (United States) (b)	471,136	4,075,326
U.S. Silica Holdings, Inc. (b)	67,342	1,292,293
Unit Corp. (a)(b)	64,642	346,481
Weatherford International Ltd. (a)	1,081,334	6,920,538
Willbros Group, Inc. (a)	69,552	91,113
		303,484,290
Oil, Gas & Consumable Fuels - 4.8%
Abraxas Petroleum Corp. (a)(b)	126,005	113,405
Adams Resources & Energy, Inc.	2,090	68,385
Aemetis, Inc. (a)	10,055	18,401
Alon U.S.A. Energy, Inc. (b)	48,399	477,214
Amyris, Inc. (a)(b)	58,883	88,913
Anadarko Petroleum Corp.	717,297	27,221,421
Antero Resources Corp. (a)(b)	139,550	3,188,718
Apache Corp. (b)	533,388	20,418,093
Approach Resources, Inc. (a)(b)	44,511	33,557
Ardmore Shipping Corp.	32,573	261,887
Barnwell Industries, Inc. (a)	2,847	3,758
Bill Barrett Corp. (a)(b)	57,665	164,922
Bonanza Creek Energy, Inc. (a)(b)	47,310	87,997
Cabot Oil & Gas Corp. (b)	581,264	11,700,844
California Resources Corp. (b)	563,327	316,646
Callon Petroleum Co. (a)	103,916	662,984
Carrizo Oil & Gas, Inc. (a)(b)	113,343	2,436,875
Cheniere Energy, Inc. (a)	335,349	11,988,727
Chesapeake Energy Corp. (b)	711,819	1,857,848
Chevron Corp.	2,666,358	222,480,912
Cimarex Energy Co.	135,188	11,359,848
Clayton Williams Energy, Inc. (a)(b)	7,754	113,441
Clean Energy Fuels Corp. (a)(b)	142,581	410,633
Cloud Peak Energy, Inc. (a)(b)	86,697	147,385
Cobalt International Energy, Inc. (a)	514,040	1,367,346
Columbia Pipeline Group, Inc.	629,243	11,420,760
Comstock Resources, Inc. (a)(b)	50,200	40,662
Concho Resources, Inc. (a)	180,589	16,296,351
ConocoPhillips Co.	1,744,525	59,017,281
CONSOL Energy, Inc. (b)	323,988	2,796,016
Contango Oil & Gas Co. (a)	29,433	177,481
Continental Resources, Inc. (a)(b)	114,814	2,661,389
CVR Energy, Inc.	23,933	566,015
Dakota Plains Holdings, Inc. (a)	40,463	6,676
Delek U.S. Holdings, Inc.	76,562	1,211,211
Denbury Resources, Inc. (b)	468,655	599,878
Devon Energy Corp.	723,162	14,231,828
Diamondback Energy, Inc.	98,380	7,009,575
Eclipse Resources Corp. (a)(b)	76,688	72,754
Emerald Oil, Inc. (a)(b)	3,637	2,909
Energen Corp. (b)	134,058	3,549,856
Energy XXI (Bermuda) Ltd. (b)	106,493	39,637
EOG Resources, Inc.	772,738	50,027,058
EP Energy Corp. (a)(b)	48,938	84,173
EQT Corp.	219,281	12,222,723
Evolution Petroleum Corp.	29,931	129,302
EXCO Resources, Inc. (a)(b)	234,793	246,533
Exxon Mobil Corp.	5,898,120	472,734,318
Gastar Exploration, Inc. (a)(b)	74,542	51,434
Gener8 Maritime, Inc. (a)(b)	28,403	176,383
Gevo, Inc. (a)(b)	21,621	8,220
Green Plains, Inc.	43,197	587,479
Gulfport Energy Corp. (a)	152,147	3,651,528
Halcon Resources Corp. (a)(b)	128,274	74,502
Hallador Energy Co.	19,418	93,789
Harvest Natural Resources, Inc. (a)(b)	51,649	27,410
Hess Corp. (b)	368,875	16,082,950
HollyFrontier Corp.	258,598	8,745,784
Houston American Energy Corp. (a)	36,485	6,297
Isramco, Inc. (a)(b)	123	10,025
Jones Energy, Inc. (a)	48,096	72,144
Kinder Morgan, Inc.	2,586,689	46,793,204
Kosmos Energy Ltd. (a)(b)	234,975	1,146,678
Laredo Petroleum, Inc. (a)(b)	170,381	870,647
Lilis Energy, Inc. (a)	8,026	1,276
Lucas Energy, Inc. (a)(b)	376	1,132
Magellan Petroleum Corp. (a)	4,486	4,441
Magnum Hunter Resources Corp. warrants 4/16/16 (a)(b)	15,652	0
Marathon Oil Corp. (b)	969,079	7,956,139
Marathon Petroleum Corp.	752,012	25,756,411
Matador Resources Co. (a)(b)	100,803	1,626,960
Memorial Resource Development Corp. (a)	126,866	1,226,794
Murphy Oil Corp.	219,468	3,770,460
Newfield Exploration Co. (a)	230,098	6,265,569
Noble Energy, Inc.	597,615	17,629,643
Northern Oil & Gas, Inc. (a)(b)	93,777	313,215
Oasis Petroleum, Inc. (a)(b)	247,381	1,333,384
Occidental Petroleum Corp.	1,081,335	74,417,475
ONEOK, Inc. (b)	298,116	7,154,784
Pacific Ethanol, Inc. (a)	28,969	114,138
Panhandle Royalty Co. Class A	17,964	279,161
Par Petroleum Corp. (a)(b)	39,236	772,949
Parsley Energy, Inc. Class A (a)	146,744	2,697,155
PBF Energy, Inc. Class A	150,971	4,559,324
PDC Energy, Inc. (a)(b)	53,784	2,695,116
Peabody Energy Corp. (b)	23,367	57,015
Petroquest Energy, Inc. (a)(b)	70,948	30,153
Phillips 66 Co.	671,433	53,305,066
Pioneer Natural Resources Co.	226,414	27,289,679
QEP Resources, Inc.	226,080	2,206,541
Range Resources Corp. (b)	242,010	5,742,897
Renewable Energy Group, Inc. (a)	48,243	351,691
Resolute Energy Corp. (a)	59,120	30,151
Rex American Resources Corp. (a)(b)	8,227	415,464
Rex Energy Corp. (a)(b)	63,386	37,423
Rice Energy, Inc. (a)(b)	106,141	972,252
Ring Energy, Inc. (a)(b)	35,672	149,109
RSP Permian, Inc. (a)(b)	94,454	2,258,395
Sanchez Energy Corp. (a)(b)	73,315	261,001
SemGroup Corp. Class A	63,641	1,209,179
SM Energy Co. (b)	92,021	831,870
Solazyme, Inc. (a)(b)	98,314	153,370
Southwestern Energy Co. (a)(b)	535,428	3,094,774
Spectra Energy Corp. (b)	948,231	27,688,345
Stone Energy Corp. (a)(b)	67,092	103,993
Synergy Resources Corp. (a)(b)	214,845	1,342,781
Syntroleum Corp. (a)(b)	15,037	0
Targa Resources Corp.	230,155	6,186,566
Teekay Corp. (b)	68,637	549,096
Tengasco, Inc. (a)	12,601	1,575
Tesoro Corp.	169,272	13,656,865
The Williams Companies, Inc.	965,580	15,439,624
TransAtlantic Petroleum Ltd. (a)	18,382	11,399
Triangle Petroleum Corp. (a)(b)	83,126	26,600
U.S. Energy Corp. (a)	13,579	4,853
Ultra Petroleum Corp. (a)(b)	197,021	70,139
Uranium Energy Corp. (a)(b)	101,154	87,104
Uranium Resources, Inc. (a)(b)	26,282	5,913
VAALCO Energy, Inc. (a)	68,248	72,343
Valero Energy Corp.	681,461	40,942,177
Vertex Energy, Inc. (a)(b)	17,824	26,736
W&T Offshore, Inc. (a)(b)	37,319	67,921
Warren Resources, Inc. (a)(b)	91,512	7,275
Western Refining, Inc.	93,791	2,501,406
Westmoreland Coal Co. (a)(b)	23,319	143,412
Whiting Petroleum Corp. (a)(b)	269,027	1,078,798
World Fuel Services Corp.	106,709	4,995,048
WPX Energy, Inc. (a)(b)	310,511	1,276,200
Zion Oil & Gas, Inc. (a)(b)	27,782	48,619
Zion Oil & Gas, Inc. rights 3/31/16 (b)	277	0
		1,423,839,364

TOTAL ENERGY		1,727,323,654

FINANCIALS - 17.5%
Banks - 5.3%
1st Source Corp.	33,223	1,011,640
Access National Corp.	1,270	23,622
ACNB Corp.	3,789	81,880
American National Bankshares, Inc.	2,748	69,772
Ameris Bancorp	34,183	922,599
Ames National Corp.	2,652	62,083
Arrow Financial Corp.	16,456	430,654
Associated Banc-Corp.	228,253	3,925,952
Atlantic Capital Bancshares, Inc. (a)	10,644	138,478
Banc of California, Inc.	46,638	714,961
BancFirst Corp.	17,711	1,000,672
Bancorp, Inc., Delaware (a)	42,844	204,366
BancorpSouth, Inc.	112,604	2,243,072
Bank of America Corp.	14,702,315	184,072,984
Bank of Hawaii Corp.	64,151	4,073,589
Bank of Marin Bancorp	4,167	205,683
Bank of the Ozarks, Inc. (b)	117,298	4,438,556
BankUnited, Inc.	139,847	4,491,886
Banner Corp.	37,219	1,477,966
Bar Harbor Bankshares	4,029	133,320
BB&T Corp.	1,110,802	35,723,392
BBCN Bancorp, Inc.	115,823	1,657,427
BCB Bancorp, Inc.	2,814	27,662
Berkshire Hills Bancorp, Inc.	55,545	1,434,172
Blue Hills Bancorp, Inc.	41,132	567,622
BNC Bancorp	54,841	1,112,175
BOK Financial Corp. (b)	49,801	2,433,775
Boston Private Financial Holdings, Inc.	110,492	1,166,796
Bridge Bancorp, Inc.	16,022	455,185
Brookline Bancorp, Inc., Delaware	100,105	1,052,104
Bryn Mawr Bank Corp.	22,435	563,792
C & F Financial Corp.	1,992	79,939
C1 Financial, Inc. (a)	6,494	145,790
Camden National Corp.	9,213	357,557
Capital Bank Financial Corp. Series A	33,462	985,456
Capital City Bank Group, Inc.	7,146	102,902
Cardinal Financial Corp.	51,939	1,000,345
Cascade Bancorp (a)	23,889	128,045
Cathay General Bancorp	106,141	2,832,903
Centerstate Banks of Florida, Inc.	74,327	1,040,578
Central Pacific Financial Corp.	46,756	931,847
Central Valley Community Bancorp	3,159	38,129
Century Bancorp, Inc. Class A (non-vtg.)	686	27,063
Chemical Financial Corp.	71,259	2,410,692
CIT Group, Inc.	236,055	7,036,800
Citigroup, Inc.	4,211,564	163,619,261
Citizens & Northern Corp.	8,777	174,662
Citizens Financial Group, Inc.	730,439	14,046,342
City Holding Co.	22,173	977,164
CNB Financial Corp., Pennsylvania	7,083	125,582
CoBiz, Inc.	48,540	526,659
Columbia Banking Systems, Inc.	85,736	2,471,769
Comerica, Inc.	245,900	8,306,502
Commerce Bancshares, Inc.	130,299	5,535,102
Community Bank System, Inc.	68,432	2,534,037
Community Trust Bancorp, Inc.	26,677	899,548
CommunityOne Bancorp (a)	12,418	159,447
ConnectOne Bancorp, Inc.	44,434	685,172
CU Bancorp (a)	12,826	280,633
Cullen/Frost Bankers, Inc.	71,142	3,409,836
Customers Bancorp, Inc. (a)	31,152	705,593
CVB Financial Corp.	125,947	1,955,957
Eagle Bancorp, Inc. (a)	43,309	1,985,285
East West Bancorp, Inc.	211,572	6,340,813
Eastern Virginia Bankshares, Inc.	969	6,589
Enterprise Bancorp, Inc.	803	18,252
Enterprise Financial Services Corp.	26,898	745,882
Farmers Capital Bank Corp.	6,822	175,394
Farmers National Banc Corp.	14,652	124,542
FCB Financial Holdings, Inc. Class A (a)	21,708	651,457
Fidelity Southern Corp.	20,350	305,047
Fifth Third Bancorp	1,094,989	16,709,532
Financial Institutions, Inc.	15,118	400,929
First Bancorp, North Carolina	13,154	243,217
First Bancorp, Puerto Rico (a)(b)	202,591	542,944
First Busey Corp.	33,307	631,168
First Business Finance Services, Inc.	3,936	83,089
First Citizen Bancshares, Inc.	14,854	3,477,767
First Commonwealth Financial Corp.	139,377	1,197,248
First Community Bancshares, Inc.	12,848	232,549
First Connecticut Bancorp, Inc.	11,897	191,423
First Financial Bancorp, Ohio	94,231	1,580,254
First Financial Bankshares, Inc. (b)	96,784	2,556,065
First Financial Corp., Indiana	15,656	515,865
First Foundation, Inc. (a)	16,220	352,298
First Horizon National Corp.	287,965	3,461,339
First Internet Bancorp	2,571	67,155
First Interstate Bancsystem, Inc.	24,776	663,997
First Merchants Corp.	66,873	1,483,912
First Midwest Bancorp, Inc., Delaware	122,035	2,037,985
First NBC Bank Holding Co. (a)	23,508	554,319
First Niagara Financial Group, Inc.	529,611	4,893,606
First of Long Island Corp.	14,198	395,272
First Republic Bank	205,210	12,628,623
First United Corp. (a)	3,018	31,266
FirstMerit Corp.	250,282	4,913,036
Flushing Financial Corp.	47,044	971,459
FNB Corp., Pennsylvania	261,905	3,216,193
Franklin Financial Network, Inc.	2,240	61,533
Fulton Financial Corp.	224,854	2,835,409
German American Bancorp, Inc.	13,231	422,466
Glacier Bancorp, Inc.	110,270	2,626,631
Great Southern Bancorp, Inc.	13,342	501,259
Great Western Bancorp, Inc.	68,399	1,683,299
Green Bancorp, Inc. (a)	8,255	59,023
Guaranty Bancorp	16,534	246,191
Hampton Roads Bankshares, Inc. (a)	89,921	151,067
Hancock Holding Co.	109,529	2,526,834
Hanmi Financial Corp.	38,186	795,414
Heartland Financial U.S.A., Inc.	25,788	758,167
Heritage Commerce Corp.	19,687	183,680
Heritage Financial Corp., Washington	51,567	899,328
Heritage Oaks Bancorp	21,517	156,213
Hilltop Holdings, Inc. (a)	119,649	1,995,745
Home Bancshares, Inc.	95,737	3,783,526
HomeTrust Bancshares, Inc. (a)	24,994	440,144
Horizon Bancorp Industries	6,951	168,214
Huntington Bancshares, Inc. (b)	1,140,927	9,983,111
IBERIABANK Corp.	53,736	2,562,132
Independent Bank Corp.	21,519	316,975
Independent Bank Corp., Massachusetts	41,598	1,797,034
Independent Bank Group, Inc.	14,281	392,728
International Bancshares Corp.	86,896	1,959,505
Investors Bancorp, Inc.	472,999	5,354,349
JPMorgan Chase & Co.	5,210,052	293,325,928
KeyCorp	1,224,496	12,918,433
Lakeland Bancorp, Inc.	41,438	414,380
Lakeland Financial Corp.	23,917	1,021,495
LegacyTexas Financial Group, Inc.	64,665	1,147,804
Live Oak Bancshares, Inc.	5,533	73,257
M&T Bank Corp.	223,920	22,962,996
Macatawa Bank Corp.	22,839	139,318
MainSource Financial Group, Inc.	24,998	517,459
MB Financial, Inc. (b)	91,216	2,783,912
MBT Financial Corp.	1,650	13,481
Mercantile Bank Corp.	17,364	391,905
Merchants Bancshares, Inc.	5,246	151,609
Midsouth Bancorp, Inc.	7,208	49,303
MidWestOne Financial Group, Inc.	9,068	236,312
Monarch Financial Holdings, Inc.	3,982	60,526
MutualFirst Financial, Inc.	20,181	494,435
National Bank Holdings Corp.	145,617	2,816,233
National Bankshares, Inc. (b)	5,803	193,008
National Penn Bancshares, Inc.	233,564	2,599,567
NBT Bancorp, Inc.	82,441	2,126,978
NewBridge Bancorp	47,129	515,120
Northrim Bancorp, Inc.	2,935	70,968
OFG Bancorp	53,595	311,923
Old National Bancorp, Indiana	151,814	1,694,244
Old Second Bancorp, Inc. (a)	18,605	124,467
Opus Bank	31,202	1,006,577
Orrstown Financial Services, Inc.	5,669	99,718
Pacific Continental Corp.	13,395	206,819
Pacific Mercantile Bancorp (a)	10,321	71,525
Pacific Premier Bancorp, Inc. (a)	24,205	497,413
PacWest Bancorp	182,577	5,875,328
Park National Corp.	20,366	1,734,980
Park Sterling Corp.	35,080	218,548
Peapack-Gladstone Financial Corp.	20,893	346,406
Penns Woods Bancorp, Inc.	3,854	149,188
Peoples Bancorp, Inc.	27,844	496,737
Peoples Financial Corp., Mississippi (a)	2,667	23,630
Peoples Financial Services Corp. (b)	12,111	438,660
Peoples United Financial, Inc. (b)	460,969	6,734,757
Pinnacle Financial Partners, Inc.	49,595	2,299,720
PNC Financial Services Group, Inc.	713,820	58,040,704
Popular, Inc.	148,822	3,943,783
Preferred Bank, Los Angeles	16,109	459,912
Premier Financial Bancorp, Inc.	115	1,783
PrivateBancorp, Inc.	128,395	4,411,652
Prosperity Bancshares, Inc. (b)	97,786	3,955,444
QCR Holdings, Inc.	6,184	138,645
Regions Financial Corp.	1,757,603	13,217,175
Renasant Corp.	61,033	1,905,450
Republic Bancorp, Inc., Kentucky Class A	18,205	466,230
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	10,800
S&T Bancorp, Inc.	72,150	1,819,623
Sandy Spring Bancorp, Inc.	36,755	954,895
Seacoast Banking Corp., Florida (a)	33,020	489,356
ServisFirst Bancshares, Inc.	44,394	1,622,601
Shore Bancshares, Inc.	2,958	33,337
Sierra Bancorp	3,618	67,910
Signature Bank (a)	67,430	8,735,557
Simmons First National Corp. Class A	56,478	2,326,329
South State Corp.	37,647	2,351,055
Southern National Bancorp of Virginia, Inc.	3,574	45,104
Southside Bancshares, Inc.	31,211	730,962
Southwest Bancorp, Inc., Oklahoma	17,648	267,367
State Bank Financial Corp.	55,381	1,036,732
Sterling Bancorp	186,202	2,683,171
Stock Yards Bancorp, Inc.	20,531	766,833
Stonegate Bank	14,759	423,731
Suffolk Bancorp	15,697	380,338
Sun Bancorp, Inc. (a)	9,760	202,813
SunTrust Banks, Inc.	734,782	24,380,067
SVB Financial Group (a)	76,218	6,771,969
Synovus Financial Corp.	198,807	5,286,278
Talmer Bancorp, Inc. Class A	137,867	2,316,166
TCF Financial Corp.	303,183	3,438,095
Texas Capital Bancshares, Inc. (a)(b)	58,898	1,904,172
The First Bancorp, Inc.	2,896	54,619
Tompkins Financial Corp.	20,551	1,160,515
TowneBank	84,468	1,472,277
Trico Bancshares	33,947	841,886
TriState Capital Holdings, Inc. (a)	31,167	374,316
Triumph Bancorp, Inc. (a)	15,765	215,508
Trustmark Corp.	94,171	2,060,461
U.S. Bancorp	2,345,961	90,366,418
UMB Financial Corp.	60,645	2,978,276
Umpqua Holdings Corp.	368,620	5,544,045
Union Bankshares Corp.	76,873	1,749,629
United Bankshares, Inc., West Virginia (b)	94,604	3,314,924
United Community Bank, Inc.	91,017	1,575,504
Univest Corp. of Pennsylvania	24,791	473,260
Valley National Bancorp (b)	247,734	2,229,606
Washington Trust Bancorp, Inc.	22,987	852,818
Webster Financial Corp.	175,987	5,914,923
Wells Fargo & Co.	6,583,510	308,898,289
WesBanco, Inc.	67,375	1,904,691
West Bancorp., Inc.	59,222	1,039,938
Westamerica Bancorp. (b)	45,279	2,037,102
Westbury Bancorp, Inc. (a)	4,860	93,020
Western Alliance Bancorp. (a)	115,909	3,444,815
Wilshire Bancorp, Inc.	110,533	1,087,645
Wintrust Financial Corp.	65,304	2,775,420
Yadkin Financial Corp.	31,003	671,215
Your Community Bankshares, Inc.	385	12,674
Zions Bancorporation	288,701	6,155,105
		1,568,734,902
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	77,232	10,711,306
Ameriprise Financial, Inc.	249,771	20,968,275
Arlington Asset Investment Corp. (b)	25,721	311,481
Artisan Partners Asset Management, Inc. (b)	53,526	1,519,068
Ashford, Inc. (a)	1,254	50,160
Associated Capital Group, Inc. (a)	6,083	166,248
Bank of New York Mellon Corp.	1,541,534	54,554,888
BGC Partners, Inc. Class A	270,826	2,339,937
BlackRock, Inc. Class A	177,779	55,459,937
Calamos Asset Management, Inc. Class A	22,184	187,898
Charles Schwab Corp.	1,691,553	42,373,403
Cohen & Steers, Inc.	29,933	931,515
Cowen Group, Inc. Class A (a)(b)	169,746	575,439
Diamond Hill Investment Group, Inc.	4,042	683,098
E*TRADE Financial Corp. (a)	448,071	10,511,746
Eaton Vance Corp. (non-vtg.)	172,774	4,994,896
Evercore Partners, Inc. Class A	47,875	2,234,326
FBR & Co.	6,019	105,032
Federated Investors, Inc. Class B (non-vtg.)	132,184	3,459,255
Financial Engines, Inc. (b)	75,157	1,833,831
Franklin Resources, Inc.	551,204	19,760,663
FXCM, Inc. Class A (a)(b)	5,137	64,367
GAMCO Investors, Inc. Class A	6,083	211,323
Goldman Sachs Group, Inc.	560,333	83,786,593
Greenhill & Co., Inc.	34,523	796,100
HFF, Inc.	50,180	1,256,005
Houlihan Lokey	18,859	482,036
Institutional Financial Markets, Inc.	6,881	5,711
Interactive Brokers Group, Inc.	78,906	2,696,218
INTL FCStone, Inc. (a)	19,656	501,818
Invesco Ltd.	605,065	16,179,438
Investment Technology Group, Inc.	55,680	1,020,058
Janus Capital Group, Inc.	187,399	2,423,069
KCG Holdings, Inc. Class A (a)	107,133	1,132,396
Ladenburg Thalmann Financial Services, Inc. (a)(b)	146,974	342,449
Lazard Ltd. Class A	180,170	6,338,381
Legg Mason, Inc.	154,159	4,402,781
LPL Financial (b)	109,368	2,212,515
Manning & Napier, Inc. Class A	21,800	149,548
Moelis & Co. Class A	17,990	444,713
Morgan Stanley	2,132,837	52,681,074
Northern Trust Corp.	307,338	18,249,730
NorthStar Asset Management Group, Inc.	280,199	3,062,575
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	191,826
Piper Jaffray Companies (a)	20,940	886,809
PJT Partners, Inc.	43,421	1,207,972
Pzena Investment Management, Inc.	4,972	31,025
Raymond James Financial, Inc.	181,475	7,955,864
Safeguard Scientifics, Inc. (a)(b)	26,745	316,126
SEI Investments Co.	192,803	7,359,291
Silvercrest Asset Management Group Class A	6,008	65,607
State Street Corp.	571,933	31,330,490
Stifel Financial Corp. (a)	97,319	2,818,358
T. Rowe Price Group, Inc.	350,946	24,253,878
TD Ameritrade Holding Corp.	372,136	10,635,647
U.S. Global Investments, Inc. Class A	7,637	12,448
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	31,929	712,336
Virtus Investment Partners, Inc.	8,765	804,715
Waddell & Reed Financial, Inc. Class A	111,918	2,621,120
Westwood Holdings Group, Inc.	9,364	464,361
WisdomTree Investments, Inc. (b)	153,169	1,815,053
		525,654,226
Consumer Finance - 0.7%
Ally Financial, Inc. (a)	660,316	11,608,355
American Express Co.	1,181,977	65,694,282
Asta Funding, Inc. (a)	4,468	32,259
Atlanticus Holdings Corp. (a)	35,598	106,438
Capital One Financial Corp.	753,348	49,517,564
Cash America International, Inc.	36,022	1,213,581
Consumer Portfolio Services, Inc. (a)	11,930	52,373
Credit Acceptance Corp. (a)(b)	14,282	2,814,554
Discover Financial Services	608,168	28,231,159
Emergent Capital, Inc. (a)	20,885	79,990
Encore Capital Group, Inc. (a)(b)	29,815	693,199
Enova International, Inc. (a)	32,960	190,509
EZCORP, Inc. (non-vtg.) Class A (a)(b)	64,428	186,841
First Cash Financial Services, Inc.	42,812	1,805,382
First Marblehead Corp. (a)	5,188	17,432
Green Dot Corp. Class A (a)	74,413	1,537,373
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	628
J.G. Wentworth Co. (a)(b)	8,584	10,902
LendingClub Corp. (a)(b)	328,200	2,865,186
Navient Corp.	519,922	5,630,755
Nelnet, Inc. Class A	31,753	1,193,913
Nicholas Financial, Inc. (a)	5,705	60,131
OneMain Holdings, Inc. (a)(b)	61,722	1,393,066
PRA Group, Inc. (a)(b)	66,508	1,622,795
Regional Management Corp. (a)	12,187	186,461
Santander Consumer U.S.A. Holdings, Inc. (a)(b)	164,266	1,683,727
SLM Corp. (a)	610,909	3,567,709
Synchrony Financial (a)	1,183,802	31,903,464
World Acceptance Corp. (a)(b)	15,268	560,794
		214,460,822
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	2,653,606	356,034,317
Broadcom Ltd.	566,987	75,959,248
CBOE Holdings, Inc.	119,150	7,446,875
CME Group, Inc.	477,599	43,671,653
FactSet Research Systems, Inc.	57,702	8,683,574
Gain Capital Holdings, Inc.	33,946	245,430
IntercontinentalExchange, Inc.	167,190	39,868,127
Leucadia National Corp.	507,011	7,326,309
MarketAxess Holdings, Inc.	54,847	6,497,176
Marlin Business Services Corp.	13,319	183,935
McGraw Hill Financial, Inc.	382,883	34,359,920
Moody's Corp.	237,456	21,086,093
Morningstar, Inc.	31,944	2,536,034
MSCI, Inc. Class A	147,156	10,377,441
NewStar Financial, Inc. (a)	27,065	185,666
On Deck Capital, Inc. (a)(b)	61,562	412,465
PICO Holdings, Inc. (a)	29,880	255,474
Resource America, Inc. Class A	9,127	40,980
The NASDAQ OMX Group, Inc.	162,227	10,267,347
TheStreet.com, Inc.	3,696	3,326
Tiptree Financial, Inc.	10,634	65,186
Voya Financial, Inc.	326,839	9,595,993
		635,102,569
Insurance - 3.0%
AFLAC, Inc.	596,017	35,474,932
Alleghany Corp. (a)	23,047	10,693,347
Allied World Assurance Co. Holdings AG	140,733	4,558,342
Allstate Corp.	545,489	34,616,732
AMBAC Financial Group, Inc. (a)	65,156	994,932
American Equity Investment Life Holding Co.	107,667	1,464,271
American Financial Group, Inc.	103,206	6,923,058
American International Group, Inc.	1,741,896	87,443,179
American National Insurance Co.	20,619	2,096,334
Amerisafe, Inc.	28,834	1,484,951
AmTrust Financial Services, Inc. (b)	127,626	3,120,456
Aon PLC	384,774	36,665,114
Arch Capital Group Ltd. (a)	172,652	11,729,977
Argo Group International Holdings, Ltd.	42,222	2,353,032
Arthur J. Gallagher & Co.	263,293	10,492,226
Aspen Insurance Holdings Ltd.	82,529	3,688,221
Assurant, Inc.	95,115	6,762,677
Assured Guaranty Ltd.	208,257	5,166,856
Atlas Financial Holdings, Inc. (a)	3,104	55,779
Axis Capital Holdings Ltd.	139,939	7,516,124
Baldwin & Lyons, Inc. Class B	6,073	147,878
Brown & Brown, Inc.	150,525	4,863,463
Chubb Ltd.	645,322	74,554,051
Cincinnati Financial Corp.	214,592	13,549,339
Citizens, Inc. Class A (a)(b)	56,518	396,756
CNA Financial Corp.	85,746	2,484,062
CNO Financial Group, Inc.	273,436	4,765,989
Crawford & Co. Class B	22,758	111,969
Donegal Group, Inc. Class A	8,008	117,397
eHealth, Inc. (a)	26,343	265,801
EMC Insurance Group	8,724	210,074
Employers Holdings, Inc.	50,084	1,390,332
Endurance Specialty Holdings Ltd.	94,715	5,897,903
Enstar Group Ltd. (a)	18,704	2,956,167
Erie Indemnity Co. Class A	39,674	3,729,753
Everest Re Group Ltd.	59,887	11,146,767
FBL Financial Group, Inc. Class A	16,450	946,040
Federated National Holding Co.	19,431	464,401
Fidelity & Guaranty Life	19,773	489,777
First Acceptance Corp. (a)	4,055	8,880
First American Financial Corp.	155,678	5,764,756
FNF Group	411,465	13,570,116
FNFV Group (a)(b)	119,032	1,210,555
Genworth Financial, Inc. Class A (a)	663,907	1,407,483
Global Indemnity PLC (a)	13,709	384,675
Greenlight Capital Re, Ltd. (a)	35,373	756,982
Hallmark Financial Services, Inc. (a)	10,337	103,163
Hanover Insurance Group, Inc.	63,275	5,248,661
Hartford Financial Services Group, Inc.	579,181	24,395,104
HCI Group, Inc. (b)	9,511	334,217
Health Insurance Innovations, Inc. (a)	4,900	28,518
Heritage Insurance Holdings, Inc.	60,181	1,174,733
Horace Mann Educators Corp.	55,232	1,701,698
Independence Holding Co.	16,014	260,708
Infinity Property & Casualty Corp.	13,372	999,691
Investors Title Co.	1,086	93,787
James River Group Holdings Ltd.	18,936	553,499
Kemper Corp.	72,301	1,943,451
Lincoln National Corp.	338,144	12,352,400
Loews Corp.	391,322	14,224,555
Maiden Holdings Ltd. (b)	73,970	885,421
Markel Corp. (a)	19,270	16,508,802
Marsh & McLennan Companies, Inc.	731,129	41,710,909
MBIA, Inc. (a)(b)	228,577	1,568,038
Mercury General Corp.	50,517	2,656,184
MetLife, Inc.	1,567,589	62,013,821
National General Holdings Corp.	96,033	1,913,938
National Interstate Corp.	15,961	355,292
National Western Life Group, Inc.	3,602	773,025
Navigators Group, Inc. (a)	17,231	1,395,366
Old Republic International Corp.	409,862	7,295,544
OneBeacon Insurance Group Ltd.	32,052	413,791
PartnerRe Ltd.	64,815	9,091,600
Patriot National, Inc. (a)(b)	7,857	33,157
Phoenix Companies, Inc. (a)	7,382	272,396
Pricoa Global Funding I	629,765	41,621,169
Primerica, Inc.	65,762	2,774,499
Principal Financial Group, Inc.	379,724	14,357,364
ProAssurance Corp.	80,899	3,989,130
Progressive Corp.	818,867	26,138,235
Reinsurance Group of America, Inc.	91,293	8,225,499
RenaissanceRe Holdings Ltd.	65,324	7,394,677
RLI Corp.	52,935	3,322,730
Safety Insurance Group, Inc.	17,540	970,137
Selective Insurance Group, Inc.	86,856	2,916,624
StanCorp Financial Group, Inc.	60,296	6,928,010
State Auto Financial Corp.	21,317	458,742
State National Companies, Inc.	40,781	459,602
Stewart Information Services Corp.	27,370	923,738
The Travelers Companies, Inc.	421,596	45,330,002
Third Point Reinsurance Ltd. (a)(b)	78,596	868,486
Torchmark Corp. (b)	173,559	8,889,692
United Fire Group, Inc.	32,386	1,305,804
United Insurance Holdings Corp.	21,251	414,607
Universal Insurance Holdings, Inc. (b)	42,273	825,169
Unum Group	327,044	9,330,565
Validus Holdings Ltd.	125,147	5,620,352
W.R. Berkley Corp.	139,886	7,204,129
White Mountains Insurance Group Ltd.	8,265	6,338,098
Willis Group Holdings PLC (b)	193,650	21,944,418
WMI Holdings Corp. (a)	116,842	285,094
XL Group PLC Class A	405,616	13,945,078
		877,975,025
Real Estate Investment Trusts - 4.2%
Acadia Realty Trust (SBI)	120,965	3,997,893
AG Mortgage Investment Trust, Inc.	28,740	354,364
Agree Realty Corp.	17,794	659,268
Alexanders, Inc.	5,854	2,252,795
Alexandria Real Estate Equities, Inc.	100,553	7,959,775
Altisource Residential Corp. Class B	74,457	698,407
American Assets Trust, Inc.	63,016	2,337,263
American Campus Communities, Inc.	180,581	7,904,030
American Capital Agency Corp.	475,099	8,585,039
American Capital Mortgage Investment Corp.	77,847	1,075,846
American Homes 4 Rent Class A	219,835	3,077,690
American Residential Properties, Inc.	37,789	600,467
American Tower Corp.	598,767	55,206,317
Annaly Capital Management, Inc.	1,331,339	13,486,464
Anworth Mortgage Asset Corp.	251,516	1,182,125
Apartment Investment & Management Co. Class A	208,409	7,629,853
Apollo Commercial Real Estate Finance, Inc.	62,598	967,139
Apollo Residential Mortgage, Inc.	39,031	503,500
Apple Hospitality (REIT), Inc. (b)	259,742	4,937,695
Arbor Realty Trust, Inc.	58,520	397,936
Ares Commercial Real Estate Corp.	39,618	386,276
Armada Hoffler Properties, Inc.	22,245	236,464
Armour Residential REIT, Inc. (b)	61,211	1,178,312
Ashford Hospitality Prime, Inc.	37,189	365,568
Ashford Hospitality Trust, Inc.	100,347	554,919
AvalonBay Communities, Inc.	191,810	32,922,268
Blackstone Mortgage Trust, Inc.	119,369	2,953,189
Bluerock Residental Growth (REIT), Inc.	18,249	187,235
Boston Properties, Inc.	214,958	24,535,306
Brandywine Realty Trust (SBI)	245,200	3,018,412
Brixmor Property Group, Inc.	272,239	6,378,560
BRT Realty Trust (a)	189,164	1,220,108
Camden Property Trust (SBI)	128,537	9,606,855
Campus Crest Communities, Inc.	86,404	603,964
Capstead Mortgage Corp.	129,311	1,255,610
Care Capital Properties, Inc.	119,807	3,176,084
CareTrust (REIT), Inc.	70,605	804,191
CatchMark Timber Trust, Inc.	51,201	545,291
CBL & Associates Properties, Inc.	216,304	2,493,985
Cedar Shopping Centers, Inc.	134,023	915,377
Chambers Street Properties	599,992	4,529,940
Chatham Lodging Trust	57,137	1,146,168
Cherry Hill Mortgage Investment Corp.	2,726	38,791
Chesapeake Lodging Trust	85,461	2,171,564
Chimera Investment Corp.	263,589	3,434,565
CIM Commercial Trust Corp.	4,057	66,373
City Office (REIT), Inc.	19,500	235,950
Colony Financial, Inc.	142,506	2,337,098
Colony Starwood Homes (b)	66,795	1,466,818
Columbia Property Trust, Inc.	174,483	3,536,770
Communications Sales & Leasing, Inc.	170,185	3,207,987
Condor Hospitality Trust, Inc. (a)	703	530
CorEnergy Infrastructure Trust, Inc. (b)	13,819	182,549
Coresite Realty Corp.	39,074	2,518,710
Corporate Office Properties Trust (SBI)	143,522	3,358,415
Corrections Corp. of America	169,695	4,909,276
Cousins Properties, Inc.	284,086	2,460,185
Crown Castle International Corp.	470,344	40,684,756
CubeSmart	239,891	7,172,741
CyrusOne, Inc. (b)	85,958	3,407,375
CYS Investments, Inc.	197,203	1,546,072
DCT Industrial Trust, Inc.	102,100	3,694,999
DDR Corp.	441,205	7,381,360
DiamondRock Hospitality Co.	260,672	2,319,981
Digital Realty Trust, Inc.	202,805	16,035,791
Douglas Emmett, Inc.	203,089	5,450,909
Duke Realty LP	473,306	9,787,968
DuPont Fabros Technology, Inc.	100,616	3,586,960
Dynex Capital, Inc.	68,104	432,460
Easterly Government Properties, Inc.	21,223	362,913
EastGroup Properties, Inc.	46,143	2,502,335
Education Realty Trust, Inc.	84,635	3,355,778
Ellington Residential Mortgage REIT	7,146	86,324
Empire State Realty Trust, Inc.	146,821	2,302,153
EPR Properties	88,895	5,531,936
Equinix, Inc.	95,764	29,082,569
Equity Commonwealth (a)	171,056	4,555,221
Equity Lifestyle Properties, Inc.	120,671	8,466,277
Equity One, Inc.	158,194	4,336,098
Equity Residential (SBI)	512,070	38,144,094
Essex Property Trust, Inc.	93,996	19,671,483
Extra Space Storage, Inc.	169,487	13,923,357
Federal Realty Investment Trust (SBI)	94,710	14,022,763
FelCor Lodging Trust, Inc.	200,216	1,481,598
First Industrial Realty Trust, Inc.	150,659	3,242,182
First Potomac Realty Trust	85,240	721,130
Five Oaks Investment Corp.	4,880	23,522
Forest City Realty Trust, Inc.	298,211	5,561,635
Four Corners Property Trust, Inc.	52,447	860,655
Franklin Street Properties Corp.	139,951	1,330,934
Gaming & Leisure Properties	121,458	3,180,985
General Growth Properties, Inc.	818,551	22,526,524
Getty Realty Corp.	42,233	768,218
Gladstone Commercial Corp.	19,665	292,615
Gladstone Land Corp.	8,000	68,000
Global Net Lease, Inc.	250,435	1,935,863
Government Properties Income Trust (b)	79,105	1,173,918
Great Ajax Corp.	3,455	34,343
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,775	823,708
Hatteras Financial Corp.	121,103	1,665,166
HCP, Inc. (b)	659,255	19,500,763
Healthcare Realty Trust, Inc.	143,834	4,172,624
Healthcare Trust of America, Inc.	207,814	5,779,307
Hersha Hospitality Trust	71,283	1,434,927
Highwoods Properties, Inc. (SBI)	154,862	6,744,240
Hospitality Properties Trust (SBI)	205,814	4,997,164
Host Hotels & Resorts, Inc.	1,068,179	16,353,820
Hudson Pacific Properties, Inc.	93,277	2,378,564
Independence Realty Trust, Inc.	33,740	216,948
InfraReit, Inc.	33,447	706,401
Inland Real Estate Corp.	134,174	1,422,244
Invesco Mortgage Capital, Inc.	162,908	1,842,489
Investors Real Estate Trust	170,202	1,045,040
Iron Mountain, Inc.	300,443	8,827,015
iStar Financial, Inc. (a)	102,599	867,988
JAVELIN Mortgage Investment Corp.	12,977	77,602
Jernigan Capital, Inc. (b)	3,052	45,627
Kilroy Realty Corp.	134,707	7,310,549
Kimco Realty Corp.	576,480	15,420,840
Kite Realty Group Trust	145,444	3,915,352
Ladder Capital Corp. Class A	75,752	783,276
Lamar Advertising Co. Class A	110,280	6,300,296
LaSalle Hotel Properties (SBI)	151,248	3,682,889
Lexington Corporate Properties Trust	345,008	2,670,362
Liberty Property Trust (SBI)	229,311	6,622,502
LTC Properties, Inc.	62,032	2,756,702
Mack-Cali Realty Corp.	122,465	2,437,054
Medical Properties Trust, Inc.	337,235	3,901,809
MFA Financial, Inc.	513,118	3,494,334
Mid-America Apartment Communities, Inc.	102,000	9,173,880
Monmouth Real Estate Investment Corp. Class A	92,773	1,027,925
Monogram Residential Trust, Inc.	257,535	2,338,418
National Health Investors, Inc.	54,377	3,420,857
National Retail Properties, Inc. (b)	191,189	8,408,492
National Storage Affiliates Trust	21,263	384,648
New Residential Investment Corp.	317,843	3,721,942
New Senior Investment Group, Inc.	149,321	1,446,920
New York (REIT), Inc.	231,906	2,226,298
New York Mortgage Trust, Inc. (b)	125,316	523,821
Newcastle Investment Corp.	86,128	303,171
NexPoint Residential Trust, Inc.	24,806	293,703
NorthStar Realty Europe Corp.	77,758	758,918
NorthStar Realty Finance Corp.	261,596	3,267,334
Omega Healthcare Investors, Inc.	234,896	7,530,766
One Liberty Properties, Inc.	17,377	368,914
Orchid Island Capital, Inc. (b)	20,507	197,277
Outfront Media, Inc.	193,428	3,955,603
Owens Realty Mortgage, Inc.	54,252	823,003
Paramount Group, Inc.	263,588	3,985,451
Parkway Properties, Inc.	135,012	1,807,811
Pebblebrook Hotel Trust	95,282	2,587,859
Pennsylvania Real Estate Investment Trust (SBI)	105,464	2,020,690
PennyMac Mortgage Investment Trust	97,201	1,279,165
Physicians Realty Trust	119,526	2,053,457
Piedmont Office Realty Trust, Inc. Class A	209,992	3,857,553
Post Properties, Inc.	73,877	4,117,165
Potlatch Corp.	53,054	1,402,748
Power (REIT) (a)	718	3,087
Preferred Apartment Communities, Inc. Class A	29,993	362,915
Prologis, Inc.	729,757	28,066,454
PS Business Parks, Inc.	31,822	2,921,578
Public Storage	207,752	51,832,046
QTS Realty Trust, Inc. Class A	52,204	2,324,122
RAIT Financial Trust	116,629	305,568
Ramco-Gershenson Properties Trust (SBI)	128,503	2,158,850
Rayonier, Inc.	174,146	3,801,607
Realty Income Corp.	354,306	20,741,073
Redwood Trust, Inc. (b)	130,122	1,547,151
Regency Centers Corp.	133,864	9,448,121
Resource Capital Corp. (b)	40,594	450,187
Retail Opportunity Investments Corp.	151,377	2,782,309
Retail Properties America, Inc.	368,229	5,409,284
Rexford Industrial Realty, Inc.	67,185	1,132,067
RLJ Lodging Trust	176,982	3,711,313
Rouse Properties, Inc. (b)	57,542	1,049,566
Ryman Hospitality Properties, Inc.	71,041	3,400,733
Sabra Health Care REIT, Inc.	99,253	1,976,624
Saul Centers, Inc.	23,905	1,170,867
Select Income REIT	130,864	2,698,416
Senior Housing Properties Trust (SBI)	366,092	5,714,696
Seritage Growth Properties (b)	28,884	1,194,642
Silver Bay Realty Trust Corp.	47,769	656,824
Simon Property Group, Inc.	436,677	82,850,727
SL Green Realty Corp.	139,194	12,274,127
SoTHERLY Hotels, Inc.	2,721	14,802
Sovran Self Storage, Inc.	53,074	5,649,197
Spirit Realty Capital, Inc.	598,823	6,401,418
Stag Industrial, Inc.	92,815	1,629,831
Starwood Property Trust, Inc.	334,722	5,871,024
Store Capital Corp.	115,143	2,780,703
Summit Hotel Properties, Inc.	122,449	1,323,674
Sun Communities, Inc.	93,367	6,305,074
Sunstone Hotel Investors, Inc.	296,955	3,830,720
Tanger Factory Outlet Centers, Inc.	125,594	4,029,056
Taubman Centers, Inc.	81,539	5,774,592
Terreno Realty Corp.	58,086	1,286,024
The GEO Group, Inc.	101,971	2,961,238
The Macerich Co.	187,597	14,835,171
TIER REIT, Inc. (b)	108,647	1,412,411
Two Harbors Investment Corp.	497,543	3,855,958
UDR, Inc.	372,977	12,804,300
UMH Properties, Inc.	13,625	127,939
United Development Funding IV (b)	104,924	335,757
Universal Health Realty Income Trust (SBI)	18,784	973,763
Urban Edge Properties	128,665	3,129,133
Urstadt Biddle Properties, Inc. Class A	42,563	841,471
Ventas, Inc.	467,096	26,003,234
VEREIT, Inc.	1,316,685	10,559,814
Vornado Realty Trust	247,357	21,361,751
Washington REIT (SBI)	91,707	2,372,460
Weingarten Realty Investors (SBI)	159,989	5,636,412
Welltower, Inc.	501,237	31,968,896
Western Asset Mortgage Capital Corp. (b)	46,434	501,952
Weyerhaeuser Co.	1,105,468	28,720,059
Whitestone REIT Class B	26,734	299,955
WP Carey, Inc.	142,219	8,062,395
WP Glimcher, Inc.	269,386	2,327,495
Xenia Hotels & Resorts, Inc.	170,955	2,619,031
ZAIS Financial Corp.	6,000	84,300
		1,231,957,679
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	66,574	2,231,560
Altisource Portfolio Solutions SA (a)(b)	18,423	492,999
AV Homes, Inc. (a)(b)	12,051	120,269
CBRE Group, Inc. (a)	397,487	10,100,145
Consolidated-Tomoka Land Co. (b)	6,987	335,097
Forestar Group, Inc. (a)(b)	38,487	375,248
FRP Holdings, Inc. (a)	3,842	130,397
Howard Hughes Corp. (a)	49,445	4,588,002
Jones Lang LaSalle, Inc.	64,176	6,550,444
Kennedy-Wilson Holdings, Inc.	142,223	2,705,081
Marcus & Millichap, Inc. (a)	19,559	435,970
Maui Land & Pineapple, Inc. (a)	31,310	169,387
RE/MAX Holdings, Inc.	20,733	664,700
Realogy Holdings Corp. (a)	208,926	6,679,364
Tejon Ranch Co. (a)(b)	18,740	329,824
The RMR Group, Inc. (a)	10,073	227,247
The St. Joe Co. (a)	101,566	1,544,819
Transcontinental Realty Investors, Inc. (a)	20,697	222,493
		37,903,046
Thrifts & Mortgage Finance - 0.2%
Anchor BanCorp Wisconsin, Inc. (a)	8,145	340,135
Astoria Financial Corp.	111,784	1,664,464
Bank Mutual Corp.	56,001	418,327
BankFinancial Corp.	19,300	232,372
BBX Capital Corp. (a)(b)	18,261	224,245
Bear State Financial, Inc. (a)(b)	13,571	124,717
Beneficial Bancorp, Inc. (a)	178,014	2,276,799
BofI Holding, Inc. (a)(b)	77,556	1,437,113
BSB Bancorp, Inc. (a)	6,958	152,311
Cape Bancorp, Inc.	2,611	33,577
Capitol Federal Financial, Inc.	194,739	2,447,869
Charter Financial Corp.	1,496	20,510
Chicopee Bancorp, Inc.	1,816	32,234
Clifton Bancorp, Inc.	29,093	429,413
Dime Community Bancshares, Inc.	51,879	883,499
ESSA Bancorp, Inc.	4,298	57,464
Essent Group Ltd. (a)	98,963	1,905,038
EverBank Financial Corp.	121,901	1,587,151
Farmer Mac Class C (non-vtg.)	15,100	489,995
First Defiance Financial Corp.	9,272	363,370
First Financial Northwest, Inc.	2,197	29,374
Flagstar Bancorp, Inc. (a)	37,206	714,355
Fox Chase Bancorp, Inc.	14,307	274,265
HF Financial Corp.	2,735	46,386
Hingham Institution for Savings	1,505	176,762
HomeStreet, Inc. (a)(b)	25,316	505,561
Impac Mortgage Holdings, Inc. (a)(b)	10,028	134,074
Kearny Financial Corp.	22,253	266,368
Lendingtree, Inc. (a)(b)	11,133	983,823
Meridian Bancorp, Inc.	112,706	1,554,216
Meta Financial Group, Inc.	7,949	329,009
MGIC Investment Corp. (a)(b)	512,611	3,506,259
Nationstar Mortgage Holdings, Inc. (a)(b)	49,983	590,799
New York Community Bancorp, Inc.	708,392	10,717,971
NMI Holdings, Inc. (a)	63,061	321,611
Northfield Bancorp, Inc.	77,835	1,222,788
Northwest Bancshares, Inc.	124,501	1,567,468
OceanFirst Financial Corp.	10,213	173,519
Ocwen Financial Corp. (a)(b)	142,608	540,484
Oritani Financial Corp.	49,423	836,237
PennyMac Financial Services, Inc. (a)	26,801	332,600
PHH Corp. (a)	72,291	655,679
Poage Bankshares, Inc.	2,365	39,874
Provident Financial Holdings, Inc.	3,066	53,747
Provident Financial Services, Inc.	124,224	2,309,324
Radian Group, Inc.	276,882	2,990,326
Riverview Bancorp, Inc.	6,875	29,288
Security National Financial Corp. Class A	11,194	60,783
SI Financial Group, Inc.	3,746	52,069
Southern Missouri Bancorp, Inc.	1,632	38,417
Stonegate Mortgage Corp. (a)(b)	14,418	67,476
Territorial Bancorp, Inc.	13,244	340,768
TFS Financial Corp.	159,329	2,692,660
Timberland Bancorp, Inc.	5,034	62,120
Trustco Bank Corp., New York	128,165	739,512
United Community Financial Corp.	43,226	255,033
United Financial Bancorp, Inc. New	73,256	848,304
Walker & Dunlop, Inc. (a)(b)	36,696	848,412
Walter Investment Management Corp. (a)(b)	49,597	371,978
Washington Federal, Inc.	128,254	2,717,702
Waterstone Financial, Inc.	38,293	540,697
Westfield Financial, Inc.	28,907	241,663
WSFS Financial Corp.	41,525	1,258,208
		57,158,572

TOTAL FINANCIALS		5,148,946,841

HEALTH CARE - 14.1%
Biotechnology - 3.4%
AbbVie, Inc.	2,314,876	126,415,378
Abeona Therapeutics, Inc. (a)	14,781	33,109
ACADIA Pharmaceuticals, Inc. (a)(b)	153,690	2,652,689
Acceleron Pharma, Inc. (a)(b)	65,396	1,657,135
Achillion Pharmaceuticals, Inc. (a)(b)	148,629	1,098,368
Acorda Therapeutics, Inc. (a)(b)	62,128	2,032,207
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	77,699
Adamas Pharmaceuticals, Inc. (a)	13,721	175,629
Aduro Biotech, Inc. (b)	16,502	240,269
Advaxis, Inc. (a)(b)	33,087	180,655
Aegerion Pharmaceuticals, Inc. (a)(b)	33,098	186,673
Agenus, Inc. (a)(b)	96,074	266,125
Agios Pharmaceuticals, Inc. (a)(b)	43,078	1,652,041
Aimmune Therapeutics, Inc. (a)(b)	19,986	319,776
Akebia Therapeutics, Inc. (a)(b)	32,346	236,126
Alder Biopharmaceuticals, Inc. (a)(b)	33,491	635,994
Alexion Pharmaceuticals, Inc. (a)	319,163	44,938,150
Alkermes PLC (a)	213,672	6,895,195
Alnylam Pharmaceuticals, Inc. (a)	108,490	6,354,259
AMAG Pharmaceuticals, Inc. (a)	43,810	1,151,327
Amgen, Inc.	1,067,585	151,895,994
Amicus Therapeutics, Inc. (a)(b)	167,452	1,031,504
Anacor Pharmaceuticals, Inc. (a)	63,116	4,025,538
Anavex Life Sciences Corp. (a)(b)	42,618	190,502
Anthera Pharmaceuticals, Inc. (a)(b)	58,148	176,188
Applied Genetic Technologies Corp. (a)	14,097	187,067
Aquinox Pharmaceuticals, Inc. (a)(b)	13,024	115,783
Ardelyx, Inc. (a)	32,056	309,661
Arena Pharmaceuticals, Inc. (a)(b)	308,170	459,173
Argos Therapeutics, Inc. (a)(b)	5,077	22,542
ARIAD Pharmaceuticals, Inc. (a)	248,972	1,359,387
ArQule, Inc. (a)	65,290	123,398
Array BioPharma, Inc. (a)	168,502	422,940
Arrowhead Research Corp. (a)(b)	82,473	321,645
Asterias Biotherapeutics, Inc. (a)(b)	14,186	60,858
Atara Biotherapeutics, Inc. (a)(b)	30,076	494,449
Athersys, Inc. (a)(b)	92,903	165,367
aTyr Pharma, Inc. (a)(b)	6,529	29,185
Avalanche Biotechnologies, Inc. (a)	12,370	63,334
AVEO Pharmaceuticals, Inc. (a)(b)	43,200	42,336
Baxalta, Inc.	822,368	31,677,615
Bellicum Pharmaceuticals, Inc. (a)(b)	12,564	113,327
BIND Therapeutics, Inc. (a)(b)	9,573	15,508
Biocept, Inc. (a)(b)	21,277	28,511
BioCryst Pharmaceuticals, Inc. (a)(b)	89,890	178,881
Biogen, Inc. (a)	315,466	81,838,190
BioMarin Pharmaceutical, Inc. (a)	230,214	18,847,620
Biospecifics Technologies Corp. (a)	7,257	257,624
Biota Pharmaceuticals, Inc. (a)	46,093	70,983
BioTime, Inc. (a)(b)	66,499	152,948
bluebird bio, Inc. (a)(b)	52,478	2,425,533
Blueprint Medicines Corp. (b)	16,623	288,077
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	35,719
Calithera Biosciences, Inc. (a)(b)	11,343	67,377
Cancer Genetics, Inc. (a)	9,725	21,395
Cara Therapeutics, Inc. (a)	22,235	109,396
CASI Pharmaceuticals, Inc. (a)	289	228
Catalyst Biosciences, Inc. (a)	2,710	5,447
Catalyst Pharmaceutical Partners, Inc. (a)(b)	93,518	98,194
Cel-Sci Corp. (a)	81,306	46,751
Celgene Corp. (a)	1,112,555	112,178,921
Celladon Corp. (a)(b)	15,979	14,860
Celldex Therapeutics, Inc. (a)(b)	136,283	926,724
Cellular Biomedicine Group, Inc. (a)	8,068	139,899
Celsion Corp. (a)(b)	10,682	13,139
Cepheid, Inc. (a)	100,753	2,990,349
Ceres, Inc. (a)	1,995	503
Cerulean Pharma, Inc. (a)(b)	28,222	55,033
ChemoCentryx, Inc. (a)(b)	22,820	75,078
Chiasma, Inc. (a)	8,745	86,313
Chimerix, Inc. (a)	63,824	294,229
Cidara Therapeutics, Inc.	2,782	27,876
Cleveland Biolabs, Inc. (a)(b)	1,776	5,772
Clovis Oncology, Inc. (a)(b)	43,431	808,685
Coherus BioSciences, Inc. (a)(b)	13,933	197,709
Conatus Pharmaceuticals, Inc. (a)(b)	19,091	33,982
Concert Pharmaceuticals, Inc. (a)	25,754	331,196
CorMedix, Inc. (a)(b)	48,587	76,282
CTI BioPharma Corp. (a)(b)	191,537	103,794
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	199,435
Cyclacel Pharmaceuticals, Inc. (a)	11,529	4,047
Cytokinetics, Inc. (a)(b)	40,859	257,412
CytomX Therapeutics, Inc. (a)(b)	8,521	109,921
Cytori Therapeutics, Inc. (a)(b)	161,644	33,945
CytRx Corp. (a)(b)	55,459	146,412
Dicerna Pharmaceuticals, Inc. (a)	22,350	110,856
Discovery Laboratories, Inc. (a)	9,487	18,974
Dyax Corp. rights 12/31/19 (a)	200,675	467,573
Dynavax Technologies Corp. (a)(b)	52,974	853,941
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	944,131
Edge Therapeutics, Inc. (a)	9,487	67,927
Eleven Biotherapeutics, Inc. (a)	6,105	1,801
Emergent BioSolutions, Inc. (a)(b)	38,141	1,290,310
Enanta Pharmaceuticals, Inc. (a)(b)	16,864	478,769
Enzon Pharmaceuticals, Inc.	43,430	18,675
Epirus Biopharmaceuticals, Inc. (a)	17,330	46,271
Epizyme, Inc. (a)(b)	64,306	565,250
Esperion Therapeutics, Inc. (a)(b)	26,856	399,886
Exact Sciences Corp. (a)(b)	127,083	639,227
Exelixis, Inc. (a)(b)	272,227	990,906
Fate Therapeutics, Inc. (a)(b)	23,219	40,865
Fibrocell Science, Inc. (a)(b)	38,880	87,869
FibroGen, Inc. (a)	78,653	1,363,056
Five Prime Therapeutics, Inc. (a)(b)	33,190	1,080,998
Flexion Therapeutics, Inc. (a)(b)	12,508	118,263
Fortress Biotech, Inc. (a)(b)	43,908	124,699
Foundation Medicine, Inc. (a)(b)	24,382	361,585
Galectin Therapeutics, Inc. (a)	13,518	17,303
Galena Biopharma, Inc. (a)(b)	255,403	211,984
Galmed Pharmaceuticals Ltd. (a)	3,203	14,894
Genocea Biosciences, Inc. (a)(b)	32,032	125,565
Genomic Health, Inc. (a)	30,953	787,135
GenVec, Inc. (a)	8,140	4,070
Geron Corp. (a)(b)	196,151	472,724
Gilead Sciences, Inc.	2,040,243	178,011,202
Global Blood Therapeutics, Inc. (a)(b)	9,193	137,251
GlycoMimetics, Inc. (a)	10,456	47,470
GTx, Inc. (a)	19,627	11,972
Halozyme Therapeutics, Inc. (a)(b)	151,873	1,234,727
Harvard Apparatus (a)(b)	3,080	4,158
Heat Biologics, Inc. (a)(b)	3,136	3,136
Hemispherx Biopharma, Inc. (a)	130,774	18,308
Heron Therapeutics, Inc. (a)(b)	43,966	698,180
iBio, Inc. (a)(b)	40,361	23,680
Idera Pharmaceuticals, Inc. (a)(b)	159,215	283,403
Ignyta, Inc. (a)	41,954	268,086
Immune Design Corp. (a)(b)	12,017	120,290
ImmunoCellular Therapeutics Ltd. (a)(b)	41,923	12,367
ImmunoGen, Inc. (a)(b)	137,379	1,000,119
Immunomedics, Inc. (a)(b)	99,673	225,261
Incyte Corp. (a)	239,645	17,613,908
Infinity Pharmaceuticals, Inc. (a)	64,535	373,012
Inotek Pharmaceuticals Corp. (b)	20,127	137,266
Inovio Pharmaceuticals, Inc. (a)(b)	96,684	609,109
Insmed, Inc. (a)	93,412	1,142,429
Insys Therapeutics, Inc. (a)(b)	29,958	523,666
Intercept Pharmaceuticals, Inc. (a)(b)	26,182	2,916,151
Intrexon Corp. (a)(b)	75,330	2,331,464
Invitae Corp. (b)	18,362	158,464
Ionis Pharmaceuticals, Inc. (a)(b)	167,412	5,785,759
Ironwood Pharmaceuticals, Inc. Class A (a)	198,200	1,912,630
IsoRay, Inc. (a)(b)	57,047	47,919
Juno Therapeutics, Inc. (a)(b)	101,011	3,552,557
Karyopharm Therapeutics, Inc. (a)	26,763	157,902
Keryx Biopharmaceuticals, Inc. (a)(b)	130,530	524,731
Kindred Biosciences, Inc. (a)	10,713	40,924
Kite Pharma, Inc. (a)(b)	57,324	2,563,529
La Jolla Pharmaceutical Co. (a)	18,994	292,318
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	643,582
Ligand Pharmaceuticals, Inc. Class B (a)(b)	23,017	2,124,009
Lion Biotechnologies, Inc. (a)(b)	61,965	345,765
Loxo Oncology, Inc. (a)(b)	9,155	172,022
Lpath, Inc. (a)	7,871	1,417
Macrogenics, Inc. (a)	37,964	606,665
MannKind Corp. (a)(b)	336,759	346,862
Mast Therapeutics, Inc. (a)(b)	146,638	42,378
Medgenics, Inc. (a)(b)	41,669	172,093
MediciNova, Inc. (a)(b)	31,401	188,406
Medivation, Inc. (a)	226,437	8,099,651
MEI Pharma, Inc. (a)	26,819	31,110
Merrimack Pharmaceuticals, Inc. (a)(b)	159,070	921,015
MiMedx Group, Inc. (a)(b)	155,727	1,281,633
Mirati Therapeutics, Inc. (a)(b)	22,963	484,290
Momenta Pharmaceuticals, Inc. (a)	80,881	679,805
Myriad Genetics, Inc. (a)(b)	99,702	3,489,570
Nanosphere, Inc. (a)(b)	1,812	1,287
NanoViricides, Inc. (a)(b)	32,620	81,550
NantKwest, Inc. (a)(b)	13,853	95,309
Natera, Inc. (a)(b)	9,216	62,208
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	146,989
Neothetics, Inc. (a)(b)	10,095	6,096
Neuralstem, Inc. (a)(b)	106,528	106,528
Neurocrine Biosciences, Inc. (a)	110,210	4,053,524
NewLink Genetics Corp. (a)(b)	24,740	520,530
Northwest Biotherapeutics, Inc. (a)(b)	60,544	111,401
Novavax, Inc. (a)(b)	377,995	1,648,058
Ohr Pharmaceutical, Inc. (a)(b)	32,314	101,789
OncoCyte Corp. (a)(b)	3,324	12,764
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,565	6,339
OncoMed Pharmaceuticals, Inc. (a)	19,892	189,571
Onconova Therapeutics, Inc. (a)	6,241	2,886
Oncothyreon, Inc. (a)(b)	120,855	119,659
Opexa Therapeutics, Inc. (a)(b)	715	1,709
Ophthotech Corp. (a)(b)	50,366	2,268,485
Opko Health, Inc. (a)(b)	463,981	4,315,023
Oragenics, Inc. (a)(b)	9,973	10,571
Orexigen Therapeutics, Inc. (a)	166,751	118,410
Organovo Holdings, Inc. (a)(b)	125,927	283,336
Osiris Therapeutics, Inc. (b)	18,170	129,734
Otonomy, Inc. (a)	38,289	485,122
OvaScience, Inc. (a)(b)	31,036	172,250
OXiGENE, Inc. (a)	561	325
Palatin Technologies, Inc. (a)	9,275	4,545
PDL BioPharma, Inc.	309,517	931,646
Peregrine Pharmaceuticals, Inc. (a)(b)	243,489	97,420
Pfenex, Inc. (a)	21,045	150,261
PharmAthene, Inc. (a)	51,372	87,332
Portola Pharmaceuticals, Inc. (a)(b)	95,806	2,698,855
Progenics Pharmaceuticals, Inc. (a)(b)	85,314	376,235
Proteon Therapeutics, Inc. (a)(b)	5,515	29,671
Prothena Corp. PLC (a)	60,302	1,920,016
PTC Therapeutics, Inc. (a)(b)	53,763	429,029
Puma Biotechnology, Inc. (a)(b)	29,981	1,342,549
Radius Health, Inc. (a)(b)	45,680	1,338,424
Raptor Pharmaceutical Corp. (a)	110,330	381,742
Recro Pharma, Inc. (a)	5,300	35,404
Regeneron Pharmaceuticals, Inc. (a)	109,554	42,070,927
REGENXBIO, Inc. (a)	8,339	101,152
Regulus Therapeutics, Inc. (a)(b)	29,427	193,335
Repligen Corp. (a)(b)	42,236	1,086,732
Retrophin, Inc. (a)(b)	41,038	583,971
Rexahn Pharmaceuticals, Inc. (a)	252,511	87,874
Rigel Pharmaceuticals, Inc. (a)	109,711	249,044
Sage Therapeutics, Inc. (a)	27,948	821,671
Sangamo Biosciences, Inc. (a)(b)	104,366	546,878
Sarepta Therapeutics, Inc. (a)(b)	55,759	764,456
Seattle Genetics, Inc. (a)(b)	167,606	5,060,025
Seres Therapeutics, Inc. (b)	21,515	497,212
Sorrento Therapeutics, Inc. (a)(b)	38,584	233,047
Spark Therapeutics, Inc. (b)	21,750	692,955
Spectrum Pharmaceuticals, Inc. (a)	70,340	317,937
StemCells, Inc. (a)(b)	41,468	17,790
Stemline Therapeutics, Inc. (a)(b)	20,998	101,000
Sunesis Pharmaceuticals, Inc. (a)	32,643	24,482
Synergy Pharmaceuticals, Inc. (a)(b)	128,763	401,741
Synta Pharmaceuticals Corp. (a)(b)	141,508	32,193
Synthetic Biologics, Inc. (a)(b)	84,770	162,758
T2 Biosystems, Inc. (a)(b)	10,617	84,830
Tenax Therapeutics, Inc. (a)(b)	1,373	3,117
TESARO, Inc. (a)	40,199	1,626,452
TetraLogic Pharmaceuticals Corp. (a)(b)	5,276	580
TG Therapeutics, Inc. (a)(b)	56,494	470,595
Threshold Pharmaceuticals, Inc. (a)(b)	66,603	15,019
Tobira Therapeutics, Inc. (a)(b)	1,768	12,517
Tokai Pharmaceuticals, Inc. (a)(b)	5,465	34,812
TONIX Pharmaceuticals Holding (a)(b)	17,169	42,579
TRACON Pharmaceuticals, Inc. (b)	4,111	27,297
Trevena, Inc. (a)	37,023	309,883
Trovagene, Inc. (a)(b)	33,847	174,312
Ultragenyx Pharmaceutical, Inc. (a)	50,781	3,097,133
United Therapeutics Corp. (a)(b)	66,022	8,050,723
Vanda Pharmaceuticals, Inc. (a)	64,409	505,611
Verastem, Inc. (a)	47,048	52,694
Vericel Corp. (a)	3,923	7,924
Versartis, Inc. (a)(b)	25,643	168,475
Vertex Pharmaceuticals, Inc. (a)	348,080	29,757,359
Vical, Inc. (a)	65,666	23,870
Vitae Pharmaceuticals, Inc. (a)	16,202	146,304
Vital Therapies, Inc. (a)(b)	26,714	221,726
Voyager Therapeutics, Inc. (a)(b)	6,634	63,487
Xbiotech, Inc.	6,256	47,921
Xencor, Inc. (a)	39,671	436,381
XOMA Corp. (a)(b)	99,609	75,703
Zafgen, Inc. (a)(b)	24,672	154,447
ZIOPHARM Oncology, Inc. (a)(b)	168,209	1,322,123
		994,061,259
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc.	29,889	1,172,247
Abbott Laboratories	2,116,011	81,974,266
Abiomed, Inc. (a)(b)	55,272	4,422,313
Accuray, Inc. (a)(b)	120,573	608,894
Alere, Inc. (a)	124,153	6,617,355
Align Technology, Inc. (a)	108,516	7,165,311
Alliqua Biomedical, Inc. (a)	4,397	4,397
Alphatec Holdings, Inc. (a)	36,801	6,992
Analogic Corp.	19,536	1,464,809
Angiodynamics, Inc. (a)(b)	38,160	414,799
Anika Therapeutics, Inc. (a)(b)	16,592	748,797
Antares Pharma, Inc. (a)(b)	159,300	152,928
Atossa Genetics, Inc. (a)	789	327
Atricure, Inc. (a)(b)	34,596	573,256
Atrion Corp.	1,969	739,852
Avinger, Inc. (b)	5,723	88,306
AxoGen, Inc. (a)	17,932	93,246
Baxter International, Inc.	766,139	30,270,152
Becton, Dickinson & Co.	295,776	43,612,171
BioLase Technology, Inc. (a)(b)	31,172	27,743
Boston Scientific Corp. (a)	1,887,460	32,049,071
C.R. Bard, Inc.	106,260	20,442,299
Cantel Medical Corp.	57,107	3,633,718
Cardica, Inc. (a)	2,377	9,698
Cardiovascular Systems, Inc. (a)	37,106	310,206
Cerus Corp. (a)(b)	120,620	591,038
Cesca Therapeutics, Inc. (a)	15,844	3,516
Cogentix Medical, Inc. (a)	1,160	1,288
ConforMis, Inc. (a)	12,821	116,799
CONMED Corp.	37,823	1,503,086
Cryolife, Inc.	28,209	302,118
Cutera, Inc. (a)	15,449	182,762
Cynosure, Inc. Class A (a)(b)	29,827	1,213,064
CytoSorbents Corp. (a)	24,969	128,840
Delcath Systems, Inc. (a)	7,494	2,063
Dentsply Sirona, Inc. (b)	350,331	21,356,178
Derma Sciences, Inc. (a)(b)	27,081	89,367
DexCom, Inc. (a)	120,657	7,849,944
Echo Therapeutics, Inc. (a)	2,009	2,250
Edwards Lifesciences Corp. (a)	304,852	26,522,124
EndoChoice Holdings, Inc. (a)(b)	14,301	64,211
Endologix, Inc. (a)(b)	95,674	824,710
Entellus Medical, Inc. (b)	6,359	101,808
EnteroMedics, Inc. (a)(b)	3,563	3,848
ERBA Diagnostics, Inc. (a)	3,094	3,682
Exactech, Inc. (a)	10,055	187,526
Fonar Corp. (a)	7,275	119,601
Genmark Diagnostics, Inc. (a)(b)	59,054	292,317
Glaukos Corp. (b)	10,150	167,069
Globus Medical, Inc. (a)	98,982	2,405,263
Greatbatch, Inc. (a)	40,499	1,530,862
Haemonetics Corp. (a)	76,590	2,457,007
Halyard Health, Inc. (a)(b)	61,968	1,581,423
Hansen Medical, Inc. (a)(b)	4,869	11,929
HeartWare International, Inc. (a)(b)	22,502	719,164
Hill-Rom Holdings, Inc.	96,355	4,466,054
Hologic, Inc. (a)	344,492	11,929,758
ICU Medical, Inc. (a)	22,160	2,036,504
IDEXX Laboratories, Inc. (a)(b)	128,301	9,386,501
Inogen, Inc. (a)(b)	23,819	814,133
Insulet Corp. (a)	77,713	2,381,126
Integra LifeSciences Holdings Corp. (a)	40,567	2,489,191
Intuitive Surgical, Inc. (a)	52,709	29,678,330
Invacare Corp. (b)	43,063	521,493
InVivo Therapeutics Holdings Corp. (a)(b)	33,290	156,130
Invuity, Inc.	4,307	31,570
IRadimed Corp. (a)(b)	3,077	54,863
K2M Group Holdings, Inc. (a)	37,003	438,116
Kewaunee Scientific Corp.	1,376	22,319
LDR Holding Corp. (a)	31,269	648,832
LeMaitre Vascular, Inc.	20,554	302,760
LivaNova PLC (a)(b)	66,813	3,770,926
Masimo Corp. (a)	62,689	2,372,152
Medtronic PLC	1,991,673	154,135,573
MELA Sciences, Inc. (a)	4,012	4,052
Meridian Bioscience, Inc.	58,579	1,180,367
Merit Medical Systems, Inc. (a)	59,719	1,123,314
Misonix, Inc. (a)	3,683	22,098
Natus Medical, Inc. (a)(b)	43,776	1,589,944
Neogen Corp. (a)	51,466	2,534,701
Nevro Corp. (a)(b)	20,043	1,154,477
NuVasive, Inc. (a)	67,855	2,836,339
NxStage Medical, Inc. (a)	80,302	1,196,500
OraSure Technologies, Inc. (a)	68,939	462,581
Orthofix International NV (a)	27,349	1,050,475
Penumbra, Inc. (a)(b)	8,396	391,422
PhotoMedex, Inc. (a)(b)	6,551	3,931
Quidel Corp. (a)(b)	41,985	657,905
ResMed, Inc.	201,681	11,477,666
Retractable Technologies, Inc. (a)	5,248	13,225
Rockwell Medical Technologies, Inc. (a)(b)	62,388	598,925
RTI Biologics, Inc. (a)	100,701	352,454
Seaspine Holdings Corp. (a)	11,601	146,173
Second Sight Medical Products, Inc. (a)(b)	17,911	91,704
Sientra, Inc. (a)(b)	16,353	114,471
St. Jude Medical, Inc.	401,399	21,551,112
Staar Surgical Co. (a)(b)	34,338	213,926
Stereotaxis, Inc. (a)	3,270	2,878
Steris PLC	126,048	8,107,407
Stryker Corp.	460,274	45,972,167
SurModics, Inc. (a)	19,525	364,337
Symmetry Surgical, Inc. (a)	7,341	70,033
Synergetics U.S.A., Inc.	19,727	3,748
Tandem Diabetes Care, Inc. (a)	25,765	230,339
TearLab Corp. (a)(b)	17,390	14,608
Teleflex, Inc. (b)	59,850	8,547,777
The Cooper Companies, Inc.	71,312	10,194,764
The Spectranetics Corp. (a)(b)	57,749	818,881
TransEnterix, Inc. (a)(b)	90,218	289,600
Unilife Corp. (a)(b)	142,037	119,524
Utah Medical Products, Inc.	13,511	800,527
Varian Medical Systems, Inc. (a)(b)	134,041	10,484,687
Vascular Solutions, Inc. (a)	22,122	664,987
Veracyte, Inc. (a)(b)	15,721	103,759
Vermillion, Inc. (a)(b)	5,249	8,503
West Pharmaceutical Services, Inc.	106,395	6,598,618
Wright Medical Group NV (a)	122,077	2,086,296
Zeltiq Aesthetics, Inc. (a)(b)	45,928	1,057,722
Zimmer Biomet Holdings, Inc. (b)	252,611	24,455,271
		702,338,536
Health Care Providers & Services - 2.6%
AAC Holdings, Inc. (a)(b)	12,779	260,692
Acadia Healthcare Co., Inc. (a)(b)	99,001	5,485,645
Aceto Corp.	47,837	1,026,104
Addus HomeCare Corp. (a)	8,816	200,123
Adeptus Health, Inc. Class A (a)(b)	16,885	961,094
Aetna, Inc.	491,433	53,384,367
Air Methods Corp. (a)(b)	49,537	1,799,679
Alliance Healthcare Services, Inc. (a)	17,141	122,558
Almost Family, Inc. (a)(b)	9,932	375,032
Amedisys, Inc. (a)(b)	47,206	1,734,348
AmerisourceBergen Corp.	279,397	24,201,368
AMN Healthcare Services, Inc. (a)(b)	76,320	2,169,778
AmSurg Corp. (a)(b)	73,682	5,014,060
Anthem, Inc.	370,214	48,383,268
BioScrip, Inc. (a)(b)	97,179	209,907
BioTelemetry, Inc. (a)	34,161	411,982
Brookdale Senior Living, Inc. (a)	279,658	4,018,685
Caladrius Biosciences, Inc. (a)(b)	95,298	54,701
Capital Senior Living Corp. (a)	37,012	632,165
Cardinal Health, Inc.	463,330	37,854,061
Centene Corp. (a)(b)	171,084	9,744,945
Chemed Corp.	24,465	3,143,753
Cigna Corp.	365,846	51,075,760
Civitas Solutions, Inc. (a)	27,734	512,802
Community Health Systems, Inc. (a)	158,550	2,397,276
Corvel Corp. (a)	17,696	734,207
Cross Country Healthcare, Inc. (a)	40,427	501,699
DaVita HealthCare Partners, Inc. (a)	234,142	15,446,348
Diplomat Pharmacy, Inc. (a)(b)	48,639	1,732,521
Envision Healthcare Holdings, Inc. (a)	259,143	5,698,555
ExamWorks Group, Inc. (a)(b)	57,525	1,673,978
Express Scripts Holding Co. (a)	956,385	67,310,376
Five Star Quality Care, Inc. (a)	46,768	110,840
Genesis HealthCare, Inc. Class A (a)	27,157	48,339
HCA Holdings, Inc. (a)	444,475	30,762,115
Health Net, Inc. (a)	102,148	6,355,649
HealthEquity, Inc. (a)(b)	44,175	919,724
HealthSouth Corp.	148,138	5,218,902
Healthways, Inc. (a)	52,424	552,025
Henry Schein, Inc. (a)	116,933	19,346,565
Hooper Holmes, Inc. (a)	6,267	689
Humana, Inc.	208,213	36,847,455
Kindred Healthcare, Inc. (b)	116,492	1,224,331
Laboratory Corp. of America Holdings (a)	141,791	15,574,323
Landauer, Inc. (b)	14,935	434,160
LHC Group, Inc. (a)	17,602	627,159
LifePoint Hospitals, Inc. (a)	62,560	3,901,242
Magellan Health Services, Inc. (a)	36,747	2,314,510
McKesson Corp.	324,798	50,545,065
MEDNAX, Inc. (a)	135,220	9,065,149
Molina Healthcare, Inc. (a)(b)	61,199	3,796,786
National Healthcare Corp.	18,256	1,170,757
National Research Corp. Class A	3,663	54,835
Owens & Minor, Inc.	80,650	3,178,417
Patterson Companies, Inc. (b)	121,189	5,264,450
PDI, Inc. (a)	1,365	273
PharMerica Corp. (a)	42,657	985,803
Premier, Inc. (a)	82,287	2,675,973
Providence Service Corp. (a)	16,922	803,964
Quest Diagnostics, Inc.	197,273	13,124,573
RadNet, Inc. (a)	43,227	246,394
Select Medical Holdings Corp. (b)	156,540	1,532,527
Sharps Compliance Corp. (a)	12,687	67,875
Surgery Partners, Inc. (a)(b)	43,549	571,798
Surgical Care Affiliates, Inc. (a)	41,301	1,673,930
Team Health Holdings, Inc. (a)	99,686	4,443,005
Teladoc, Inc. (b)	14,068	194,560
Tenet Healthcare Corp. (a)(b)	137,841	3,421,214
The Ensign Group, Inc.	62,874	1,289,546
Triple-S Management Corp. (a)(b)	31,318	821,158
Trupanion, Inc. (a)(b)	5,857	53,182
U.S. Physical Therapy, Inc.	15,784	800,091
UnitedHealth Group, Inc.	1,349,428	160,716,875
Universal American Spin Corp.	80,062	534,814
Universal Health Services, Inc. Class B	132,557	14,630,316
VCA, Inc. (a)	109,673	5,596,613
Wellcare Health Plans, Inc. (a)	62,622	5,627,839
		765,397,647
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	251,489	3,148,642
athenahealth, Inc. (a)(b)	53,240	6,871,687
Castlight Health, Inc. Class B (a)(b)	69,240	229,877
Cerner Corp. (a)	426,264	21,765,040
Computer Programs & Systems, Inc. (b)	21,937	1,242,950
Connecture, Inc. (a)	7,971	23,833
Evolent Health, Inc. (b)	12,390	124,520
HealthStream, Inc. (a)	34,016	703,111
HMS Holdings Corp. (a)(b)	114,613	1,509,453
iCAD, Inc. (a)	14,864	66,442
Imprivata, Inc. (a)	18,248	210,582
IMS Health Holdings, Inc. (a)	202,189	5,212,432
Inovalon Holdings, Inc. Class A (b)	65,769	1,130,569
Medidata Solutions, Inc. (a)(b)	73,311	2,529,230
Omnicell, Inc. (a)	45,461	1,244,268
Press Ganey Holdings, Inc. (b)	38,440	1,014,047
Quality Systems, Inc.	73,135	1,137,249
Simulations Plus, Inc.	6,008	57,497
Veeva Systems, Inc. Class A (a)(b)	119,002	2,890,559
Vocera Communications, Inc. (a)	39,674	549,485
		51,661,473
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	35,982	432,863
Affymetrix, Inc. (a)(b)	111,130	1,560,265
Agilent Technologies, Inc.	474,163	17,709,988
Albany Molecular Research, Inc. (a)(b)	31,313	461,554
Bio-Rad Laboratories, Inc. Class A (a)	30,427	4,096,691
Bio-Techne Corp.	50,985	4,376,552
Bruker Corp.	149,896	3,894,298
Cambrex Corp. (a)	45,603	1,758,908
Charles River Laboratories International, Inc. (a)	61,660	4,527,694
Enzo Biochem, Inc. (a)	40,983	173,768
Fluidigm Corp. (a)(b)	38,600	255,918
Harvard Bioscience, Inc. (a)	18,919	52,027
Illumina, Inc. (a)	206,750	31,062,120
INC Research Holdings, Inc. Class A (a)	44,703	1,773,815
Luminex Corp. (a)(b)	60,397	1,128,216
Mettler-Toledo International, Inc. (a)	38,205	12,031,137
Nanostring Technologies, Inc. (a)(b)	9,816	118,185
NeoGenomics, Inc. (a)	77,966	496,643
Pacific Biosciences of California, Inc. (a)(b)	83,140	689,231
PAREXEL International Corp. (a)(b)	73,562	4,317,354
PerkinElmer, Inc.	154,269	7,290,753
PRA Health Sciences, Inc. (a)(b)	27,639	1,193,176
pSivida Corp. (a)	25,265	68,468
Quintiles Transnational Holdings, Inc. (a)	141,572	8,877,980
Sequenom, Inc. (a)(b)	174,667	256,760
Thermo Fisher Scientific, Inc.	563,799	72,837,193
VWR Corp. (a)(b)	91,687	2,237,163
Waters Corp. (a)	114,215	13,741,207
		197,419,927
Pharmaceuticals - 4.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	24,453	90,721
Achaogen, Inc. (a)	5,847	20,465
Aclaris Therapeutics, Inc. (b)	5,537	101,549
Acura Pharmaceuticals, Inc. (a)	577	1,246
Aerie Pharmaceuticals, Inc. (a)(b)	32,186	542,012
Agile Therapeutics, Inc. (a)	10,141	58,412
Akorn, Inc. (a)(b)	111,008	2,951,703
Alexza Pharmaceuticals, Inc. (a)(b)	13,886	8,762
Alimera Sciences, Inc. (a)(b)	22,049	47,405
Allergan PLC (a)	558,325	161,975,666
Amphastar Pharmaceuticals, Inc. (a)	85,880	904,316
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	125,845
ANI Pharmaceuticals, Inc. (a)(b)	10,919	360,982
ANI Pharmaceuticals, Inc. rights	21,445	0
Apricus Biosciences, Inc. (a)(b)	57,256	60,119
Aratana Therapeutics, Inc. (a)(b)	38,612	126,261
Assembly Biosciences, Inc. (a)	16,884	76,653
AstraZeneca PLC rights (a)	7,692	0
Bio Path Holdings, Inc. (a)	166,645	296,628
Biodel, Inc. (a)(b)	8,109	2,757
Biodelivery Sciences International, Inc. (a)(b)	50,079	194,307
Bristol-Myers Squibb Co.	2,362,851	146,331,362
Carbylan Therapeutics, Inc.	7,125	4,418
Catalent, Inc. (a)(b)	142,517	3,458,888
Cempra, Inc. (a)(b)	71,084	1,196,344
Collegium Pharmaceutical, Inc. (b)	17,859	311,461
ContraVir Pharmaceuticals, Inc. (a)(b)	21,838	19,217
Corcept Therapeutics, Inc. (a)(b)	104,137	397,803
Corium International, Inc. (a)	8,034	36,796
Cumberland Pharmaceuticals, Inc. (a)	7,158	33,428
CymaBay Therapeutics, Inc. (a)	11,918	13,706
DepoMed, Inc. (a)(b)	77,131	1,178,562
Dermira, Inc. (a)(b)	23,674	545,922
Dipexium Pharmaceuticals, Inc. (a)	2,325	17,438
Durect Corp. (a)	121,504	137,300
Egalet Corp. (a)(b)	12,340	83,418
Eli Lilly & Co.	1,383,737	99,629,064
Endo Health Solutions, Inc. (a)	295,567	12,357,656
Endocyte, Inc. (a)(b)	47,373	142,593
Flex Pharma, Inc. (b)	10,224	75,964
Heska Corp. (a)	7,306	237,883
Horizon Pharma PLC (a)(b)	202,070	3,467,521
Impax Laboratories, Inc. (a)	96,013	3,138,665
Innoviva, Inc. (b)	113,621	1,331,638
Intersect ENT, Inc. (a)(b)	23,374	422,602
Intra-Cellular Therapies, Inc. (a)(b)	42,618	1,198,418
Jazz Pharmaceuticals PLC (a)	90,412	10,992,291
Johnson & Johnson	3,919,771	412,399,107
Juniper Pharmaceuticals, Inc. (a)	11,831	88,614
KemPharm, Inc.	5,081	82,871
Lannett Co., Inc. (a)(b)	37,876	952,960
Lipocine, Inc. (a)(b)	20,645	208,515
Mallinckrodt PLC (a)	165,519	10,763,701
Marinus Pharmaceuticals, Inc. (a)	9,220	37,433
Merck & Co., Inc.	3,954,604	198,560,667
Mylan N.V. (b)	583,111	26,280,813
MyoKardia, Inc. (a)(b)	7,583	53,839
Nektar Therapeutics (a)(b)	178,486	1,993,689
Neos Therapeutics, Inc. (a)(b)	6,862	68,002
Ocera Therapeutics, Inc. (a)	10,720	30,016
Ocular Therapeutix, Inc. (a)(b)	12,307	96,856
Omeros Corp. (a)(b)	47,654	483,212
Pacira Pharmaceuticals, Inc. (a)(b)	51,802	2,694,222
Pain Therapeutics, Inc. (a)	34,536	63,546
Paratek Pharmaceuticals, Inc. (a)(b)	7,190	109,863
Pernix Therapeutics Holdings, Inc. (a)(b)	41,085	90,387
Perrigo Co. PLC	207,022	26,136,528
Pfizer, Inc.	8,740,668	259,335,620
Phibro Animal Health Corp. Class A	37,189	1,028,648
Prestige Brands Holdings, Inc. (a)	76,873	3,759,090
Relypsa, Inc. (a)(b)	39,549	524,420
Repros Therapeutics, Inc. (a)(b)	24,715	21,255
Revance Therapeutics, Inc. (a)(b)	27,269	482,252
Sagent Pharmaceuticals, Inc. (a)	32,265	457,518
SciClone Pharmaceuticals, Inc. (a)(b)	64,805	642,866
SCYNEXIS, Inc. (a)	16,272	79,733
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	523,054
Supernus Pharmaceuticals, Inc. (a)	44,238	554,745
Teligent, Inc. (a)(b)	56,579	330,987
Tetraphase Pharmaceuticals, Inc. (a)(b)	45,007	181,828
The Medicines Company (a)(b)	97,675	3,141,228
TherapeuticsMD, Inc. (a)(b)	221,904	1,355,833
Theravance Biopharma, Inc. (a)(b)	35,043	550,876
VIVUS, Inc. (a)(b)	157,068	163,351
XenoPort, Inc. (a)	89,350	399,395
Zoetis, Inc. Class A	670,386	27,526,049
Zogenix, Inc. (a)(b)	27,884	295,570
		1,437,255,326

TOTAL HEALTH CARE		4,148,134,168

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.4%
AAR Corp.	51,954	1,106,101
Aerojet Rocketdyne Holdings, Inc. (a)(b)	117,365	1,822,678
AeroVironment, Inc. (a)(b)	28,081	698,655
American Science & Engineering, Inc. (b)	13,204	313,067
API Technologies Corp. (a)	22,349	43,581
Astronics Corp. (a)	34,623	1,101,358
Astrotech Corp. (a)(b)	8,707	11,580
BE Aerospace, Inc.	141,394	6,167,606
BWX Technologies, Inc.	145,382	4,637,686
CPI Aerostructures, Inc. (a)(b)	3,805	33,674
Cubic Corp.	40,394	1,419,445
Curtiss-Wright Corp.	69,241	4,887,722
DigitalGlobe, Inc. (a)	93,900	1,412,256
Ducommun, Inc. (a)	15,643	224,946
Engility Holdings, Inc.	28,046	406,947
Erickson Air-Crane, Inc. (a)(b)	6,239	10,606
Esterline Technologies Corp. (a)	42,180	2,362,502
General Dynamics Corp.	420,211	57,262,153
HEICO Corp.	38,297	2,202,460
HEICO Corp. Class A	50,828	2,221,184
Hexcel Corp.	131,954	5,453,659
Honeywell International, Inc.	1,089,507	110,421,534
Huntington Ingalls Industries, Inc.	67,521	8,849,302
Innovative Solutions & Support, Inc. (a)	21,878	56,008
KEYW Holding Corp. (a)(b)	59,019	367,688
KLX, Inc. (a)	87,459	2,447,977
Kratos Defense & Security Solutions, Inc. (a)(b)	44,930	150,066
L-3 Communications Holdings, Inc.	113,356	13,297,792
LMI Aerospace, Inc. (a)	6,877	65,744
Lockheed Martin Corp.	374,439	80,800,192
Micronet Enertec Technologies, Inc. (a)	3,018	6,036
Moog, Inc. Class A (a)	52,323	2,259,307
National Presto Industries, Inc. (b)	7,356	598,778
Northrop Grumman Corp.	257,615	49,518,755
Orbital ATK, Inc.	86,159	7,216,678
Raytheon Co.	424,591	52,585,595
Rockwell Collins, Inc.	183,379	16,058,499
SIFCO Industries, Inc. (a)	891	7,395
Sparton Corp. (a)	13,384	192,328
Spirit AeroSystems Holdings, Inc. Class A (a)	174,536	8,028,656
Taser International, Inc. (a)(b)	67,735	1,312,704
Teledyne Technologies, Inc. (a)	51,475	4,384,641
Textron, Inc.	393,076	13,423,545
The Boeing Co.	889,433	105,113,192
TransDigm Group, Inc. (a)(b)	77,714	16,598,156
Triumph Group, Inc.	72,958	2,222,301
United Technologies Corp.	1,099,456	106,229,439
Vectrus, Inc. (a)	13,322	256,449
		696,268,623
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	1,252,008
Atlas Air Worldwide Holdings, Inc. (a)(b)	36,312	1,314,858
C.H. Robinson Worldwide, Inc.	198,842	13,885,137
Echo Global Logistics, Inc. (a)(b)	37,411	954,355
Expeditors International of Washington, Inc. (b)	275,514	12,613,031
FedEx Corp.	373,554	51,132,072
Forward Air Corp.	48,035	1,955,985
Hub Group, Inc. Class A (a)(b)	55,422	2,046,180
Park-Ohio Holdings Corp.	11,143	327,604
Radiant Logistics, Inc. (a)	31,086	98,543
United Parcel Service, Inc. Class B	980,699	94,686,488
XPO Logistics, Inc. (a)(b)	122,516	3,033,496
		183,299,757
Airlines - 0.7%
Alaska Air Group, Inc.	180,119	13,310,794
Allegiant Travel Co.	18,620	3,051,446
American Airlines Group, Inc.	890,725	36,519,725
Delta Air Lines, Inc.	1,111,465	53,617,072
Hawaiian Holdings, Inc. (a)	71,807	3,089,137
JetBlue Airways Corp. (a)(b)	437,795	9,631,490
SkyWest, Inc.	74,465	1,344,093
Southwest Airlines Co.	917,875	38,504,856
Spirit Airlines, Inc. (a)	103,078	4,921,975
United Continental Holdings, Inc. (a)	527,068	30,179,914
Virgin America, Inc. (a)(b)	25,461	794,129
		194,964,631
Building Products - 0.3%
A.O. Smith Corp.	99,107	6,975,151
AAON, Inc.	75,766	1,878,997
Advanced Drain Systems, Inc. Del (b)	45,801	888,539
Allegion PLC	134,540	8,476,020
American Woodmark Corp. (a)	18,194	1,242,468
Apogee Enterprises, Inc.	39,034	1,558,628
Armstrong World Industries, Inc. (a)	63,788	2,585,328
Builders FirstSource, Inc. (a)	87,836	696,539
Continental Building Products, Inc. (a)	51,332	866,484
CSW Industrials, Inc. (a)	20,957	639,189
Fortune Brands Home & Security, Inc.	217,954	10,945,650
GCP Applied Technologies, Inc. (a)	96,180	1,705,271
Gibraltar Industries, Inc. (a)	56,316	1,391,850
Griffon Corp.	51,595	766,702
Insteel Industries, Inc.	29,073	761,131
Lennox International, Inc.	54,461	7,036,906
Masco Corp.	462,440	13,040,808
Masonite International Corp. (a)	44,182	2,540,907
NCI Building Systems, Inc. (a)	36,312	397,253
Nortek, Inc. (a)	17,394	717,155
Owens Corning	164,431	7,057,379
Patrick Industries, Inc. (a)	27,897	1,232,768
PGT, Inc. (a)	69,278	685,159
Ply Gem Holdings, Inc. (a)(b)	26,171	266,944
Quanex Building Products Corp.	44,676	769,321
Simpson Manufacturing Co. Ltd.	63,559	2,157,192
Trex Co., Inc. (a)(b)	46,832	2,017,054
Universal Forest Products, Inc.	26,737	2,051,263
USG Corp. (a)(b)	126,529	2,695,068
		84,043,124
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	75,167	2,360,244
ACCO Brands Corp. (a)(b)	148,977	1,089,022
ADT Corp.	232,716	9,394,745
ARC Document Solutions, Inc. (a)	46,203	161,711
Brady Corp. Class A	63,375	1,655,989
Casella Waste Systems, Inc. Class A (a)	64,851	384,566
CECO Environmental Corp.	40,679	252,617
Cenveo, Inc. (a)(b)	104,135	39,571
Cintas Corp.	123,729	10,391,999
Clean Harbors, Inc. (a)(b)	69,999	2,981,957
Copart, Inc. (a)	164,264	6,200,966
Covanta Holding Corp. (b)	187,190	2,607,557
Deluxe Corp.	66,088	3,794,112
Ennis, Inc.	34,279	676,667
Essendant, Inc.	50,673	1,493,333
Fuel Tech, Inc. (a)(b)	51,934	80,498
G&K Services, Inc. Class A	25,825	1,712,198
Healthcare Services Group, Inc.	110,256	3,911,883
Heritage-Crystal Clean, Inc. (a)	18,564	142,572
Herman Miller, Inc.	75,463	1,968,830
HNI Corp.	64,768	2,189,806
Hudson Technologies, Inc. (a)	16,311	53,011
Industrial Services of America, Inc. (a)(b)	1,620	2,851
InnerWorkings, Inc. (a)(b)	48,216	331,726
Interface, Inc.	108,800	1,729,920
Intersections, Inc. (a)(b)	12,865	29,975
KAR Auction Services, Inc.	189,260	6,701,697
Kimball International, Inc. Class B	40,502	426,486
Knoll, Inc.	66,282	1,265,986
Matthews International Corp. Class A	51,789	2,453,245
McGrath RentCorp.	31,203	767,594
Mobile Mini, Inc.	62,262	1,789,410
Msa Safety, Inc.	42,693	1,864,403
Multi-Color Corp.	17,843	868,597
NL Industries, Inc. (a)	6,707	16,969
Performant Financial Corp. (a)	31,038	51,213
Perma-Fix Environmental Services, Inc. (a)	6,937	26,152
Pitney Bowes, Inc.	304,285	5,513,644
Quad/Graphics, Inc.	35,149	444,986
Quest Resource Holding Corp. (a)	23,818	11,552
R.R. Donnelley & Sons Co.	292,033	4,433,061
Republic Services, Inc.	340,342	15,553,629
Rollins, Inc.	144,246	3,971,092
SP Plus Corp. (a)(b)	26,102	651,767
Steelcase, Inc. Class A	122,865	1,534,584
Stericycle, Inc. (a)(b)	121,463	13,838,280
Team, Inc. (a)(b)	26,663	683,373
Tetra Tech, Inc.	81,994	2,257,295
The Brink's Co.	75,766	2,216,156
TRC Companies, Inc. (a)	33,064	219,876
Tyco International Ltd.	599,837	21,102,266
U.S. Ecology, Inc.	29,546	1,093,202
UniFirst Corp.	21,730	2,290,559
Viad Corp.	28,239	800,858
Virco Manufacturing Co. (a)	2,682	8,717
VSE Corp.	5,397	338,446
Waste Connections, Inc.	172,573	10,642,577
Waste Management, Inc. (b)	600,982	33,564,845
West Corp.	75,610	1,684,591
		194,725,434
Construction & Engineering - 0.2%
AECOM (a)	219,457	6,026,289
Aegion Corp. (a)	54,146	980,584
Ameresco, Inc. Class A (a)(b)	38,199	196,343
Argan, Inc.	18,225	588,121
Chicago Bridge & Iron Co. NV	128,851	4,321,663
Comfort Systems U.S.A., Inc.	53,460	1,499,553
Dycom Industries, Inc. (a)(b)	45,168	2,573,221
EMCOR Group, Inc.	92,010	4,220,499
Fluor Corp.	201,037	9,255,743
Furmanite Corp. (a)	40,654	226,849
Goldfield Corp.	41,171	48,993
Granite Construction, Inc.	70,943	2,940,587
Great Lakes Dredge & Dock Corp. (a)	77,922	264,935
HC2 Holdings, Inc. (b)	34,987	139,248
Integrated Electrical Services, Inc. (a)	16,326	210,442
Jacobs Engineering Group, Inc. (a)	169,757	6,561,108
KBR, Inc.	198,749	2,748,699
Layne Christensen Co. (a)(b)	24,456	155,296
MasTec, Inc. (a)(b)	84,984	1,443,028
MYR Group, Inc. (a)	33,116	742,792
Northwest Pipe Co. (a)	12,188	125,536
NV5 Holdings, Inc. (a)(b)	4,637	101,458
Orion Marine Group, Inc. (a)	33,745	121,145
Primoris Services Corp.	58,483	1,249,197
Quanta Services, Inc. (a)	227,929	4,624,679
Sterling Construction Co., Inc. (a)	31,847	171,974
Tutor Perini Corp. (a)	59,902	800,291
		52,338,273
Electrical Equipment - 0.6%
Active Power, Inc. (a)	10,523	9,681
Acuity Brands, Inc.	61,619	12,904,867
Allied Motion Technologies, Inc.	7,712	142,364
American Superconductor Corp. (a)(b)	12,677	86,837
AMETEK, Inc.	328,871	15,262,903
AZZ, Inc.	39,890	2,014,445
Babcock & Wilcox Enterprises, Inc. (a)	79,258	1,547,909
Broadwind Energy, Inc. (a)	15,938	29,167
Capstone Turbine Corp. (a)(b)	40,707	47,627
Eaton Corp. PLC	661,787	37,529,941
Emerson Electric Co.	928,995	45,362,826
Encore Wire Corp.	29,513	1,066,600
Energous Corp. (a)(b)	14,279	107,806
Energy Focus, Inc. (a)(b)	8,003	101,958
EnerSys	62,084	3,188,634
Enphase Energy, Inc. (a)(b)	30,890	71,974
Espey Manufacturing & Electronics Corp.	2,015	51,342
Franklin Electric Co., Inc.	55,804	1,665,749
FuelCell Energy, Inc. (a)(b)	29,786	170,078
Generac Holdings, Inc. (a)	94,039	3,266,915
General Cable Corp.	78,815	677,021
Global Power Equipment Group, Inc.	16,601	46,815
Hubbell, Inc. Class B	78,881	7,837,616
LSI Industries, Inc.	30,437	328,720
Ocean Power Technologies, Inc. (a)	1,104	1,479
Orion Energy Systems, Inc. (a)	20,733	29,234
Plug Power, Inc. (a)(b)	250,992	522,063
Powell Industries, Inc.	13,455	356,154
Power Solutions International, Inc. (a)(b)	4,960	49,600
PowerSecure International, Inc. (a)	34,256	637,162
Preformed Line Products Co.	1,961	64,125
Real Goods Solar, Inc. (a)	2,045	961
Regal Beloit Corp.	65,485	3,574,171
Revolution Lighting Technologies, Inc. (a)(b)	38,693	29,871
Rockwell Automation, Inc.	185,047	19,261,542
Sensata Technologies Holding BV (a)	240,761	8,212,358
SL Industries, Inc. (a)	4,048	136,822
SolarCity Corp. (a)(b)	81,949	1,510,320
Sunrun, Inc. (a)(b)	23,789	133,694
Thermon Group Holdings, Inc. (a)(b)	46,212	783,293
Ultralife Corp. (a)	13,410	67,184
Vicor Corp. (a)	18,023	149,591
		169,039,419
Industrial Conglomerates - 2.1%
3M Co.	871,096	136,648,830
Carlisle Companies, Inc.	89,692	8,086,631
Danaher Corp.	840,081	74,994,031
General Electric Co.	13,356,569	389,210,421
Raven Industries, Inc.	54,733	836,320
Roper Technologies, Inc.	144,154	24,207,781
		633,984,014
Machinery - 1.6%
Accuride Corp. (a)	79,004	101,125
Actuant Corp. Class A (b)	91,777	2,148,500
AGCO Corp.	111,076	5,497,151
Alamo Group, Inc.	17,898	928,727
Albany International Corp. Class A	47,080	1,724,070
Allison Transmission Holdings, Inc.	252,235	5,972,925
Altra Industrial Motion Corp.	32,780	796,882
American Railcar Industries, Inc. (b)	11,797	486,862
ARC Group Worldwide, Inc. (a)	1,450	2,436
Astec Industries, Inc.	28,918	1,255,909
Barnes Group, Inc.	71,310	2,446,646
Blount International, Inc. (a)	66,620	646,214
Briggs & Stratton Corp.	55,838	1,187,674
Caterpillar, Inc. (b)	818,838	55,435,333
Chart Industries, Inc. (a)	41,574	838,548
CIRCOR International, Inc.	26,680	1,069,601
CLARCOR, Inc.	71,056	3,420,636
Colfax Corp. (a)(b)	138,570	3,507,207
Columbus McKinnon Corp. (NY Shares)	26,972	373,562
Commercial Vehicle Group, Inc. (a)	77,079	193,468
Crane Co.	67,099	3,291,206
Cummins, Inc.	231,459	22,583,455
Deere & Co. (b)	438,767	35,180,338
Donaldson Co., Inc.	189,419	5,349,193
Douglas Dynamics, Inc.	29,195	571,054
Dover Corp.	214,284	13,024,182
Dynamic Materials Corp.	17,783	98,340
Eastern Co.	2,354	37,287
Energy Recovery, Inc. (a)(b)	81,715	593,251
EnPro Industries, Inc.	33,499	1,737,928
ESCO Technologies, Inc.	36,472	1,301,686
ExOne Co. (a)(b)	13,829	126,397
Federal Signal Corp.	91,334	1,083,221
Flowserve Corp. (b)	184,304	7,744,454
FreightCar America, Inc.	19,411	288,642
Gencor Industries, Inc. (a)	1,849	25,091
Global Brass & Copper Holdings, Inc.	28,348	624,790
Gorman-Rupp Co.	28,251	713,620
Graco, Inc.	80,230	6,283,614
Graham Corp.	12,124	222,718
Greenbrier Companies, Inc. (b)	36,200	921,290
Hardinge, Inc.	14,874	131,784
Harsco Corp.	106,500	403,635
Hillenbrand, Inc.	98,419	2,767,542
Hurco Companies, Inc.	6,325	164,134
Hyster-Yale Materials Handling Class A	12,438	735,335
IDEX Corp.	119,973	9,017,171
Illinois Tool Works, Inc.	460,617	43,413,152
Ingersoll-Rand PLC	361,210	20,068,828
ITT Corp.	140,185	4,942,923
Jason Industries, Inc. (a)	13,118	38,698
John Bean Technologies Corp.	40,743	2,143,082
Joy Global, Inc.	127,606	1,648,670
Kadant, Inc.	18,429	703,435
Kennametal, Inc.	111,452	2,243,529
L.B. Foster Co. Class A	13,680	187,963
Lincoln Electric Holdings, Inc.	100,440	5,481,011
Lindsay Corp. (b)	16,477	1,192,935
Lydall, Inc.(a)	21,741	629,402
Manitex International, Inc. (a)(b)	11,053	56,370
Manitowoc Co., Inc. (b)	178,492	2,829,098
Meritor, Inc. (a)	154,933	1,151,152
Middleby Corp. (a)	78,769	7,294,009
Milacron Holdings Corp. (a)(b)	38,207	522,672
Miller Industries, Inc.	16,197	313,574
Mueller Industries, Inc.	80,356	2,106,934
Mueller Water Products, Inc. Class A	199,590	1,718,470
Navistar International Corp. (a)(b)	84,316	709,098
NN, Inc.	32,953	417,844
Nordson Corp.	76,435	5,478,096
Omega Flex, Inc.	2,487	79,683
Oshkosh Corp.	109,859	3,790,136
PACCAR, Inc.	498,298	25,662,347
Parker Hannifin Corp.	186,982	18,922,578
Pentair PLC (b)	255,799	12,204,170
Proto Labs, Inc. (a)(b)	35,282	2,295,800
RBC Bearings, Inc. (a)	32,137	2,046,966
Rexnord Corp. (a)(b)	146,634	2,659,941
Snap-On, Inc.	82,659	11,958,278
SPX Corp.	53,528	631,095
SPX Flow, Inc. (a)	53,528	1,002,579
Standex International Corp.	16,157	1,137,938
Stanley Black & Decker, Inc.	207,827	19,537,816
Sun Hydraulics Corp.	34,894	1,039,143
Supreme Industries, Inc. Class A	9,991	80,827
Tennant Co.	26,322	1,225,026
Terex Corp.	155,690	3,484,342
The L.S. Starrett Co. Class A	4,836	45,603
Timken Co.	94,778	2,827,228
Titan International, Inc.	65,675	332,972
Toro Co.	79,030	6,298,691
TriMas Corp. (a)	65,821	1,088,679
Trinity Industries, Inc.	217,368	3,443,109
Twin Disc, Inc.	8,286	72,005
Valmont Industries, Inc. (b)	30,830	3,485,332
Wabash National Corp. (a)(b)	85,329	1,000,909
WABCO Holdings, Inc. (a)	75,595	7,128,609
Wabtec Corp. (b)	140,811	9,941,257
Watts Water Technologies, Inc. Class A	38,674	1,994,418
Woodward, Inc.	78,842	3,701,632
Xerium Technologies, Inc. (a)	10,544	77,288
Xylem, Inc.	255,408	9,554,813
		467,096,989
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	8,669	6,087
Kirby Corp. (a)	71,366	4,040,029
Matson, Inc.	62,860	2,520,057
		6,566,173
Professional Services - 0.4%
Acacia Research Corp.	61,592	194,631
Advisory Board Co. (a)	65,302	1,925,756
Barrett Business Services, Inc.	8,858	309,499
CBIZ, Inc. (a)	59,364	629,258
CDI Corp.	12,621	61,590
CEB, Inc.	51,077	2,771,949
CRA International, Inc. (a)	15,589	307,415
Dun & Bradstreet Corp.	59,374	5,687,435
Equifax, Inc.	164,552	17,258,214
Exponent, Inc.	37,782	1,764,042
Franklin Covey Co. (a)	14,201	245,251
FTI Consulting, Inc. (a)(b)	87,714	2,886,668
GP Strategies Corp. (a)	22,618	557,760
Heidrick & Struggles International, Inc.	22,259	522,864
Hill International, Inc. (a)	43,555	152,443
Hudson Global, Inc.	13,947	36,123
Huron Consulting Group, Inc. (a)	33,622	1,866,693
ICF International, Inc. (a)(b)	27,674	934,828
IHS, Inc. Class A (a)	95,593	9,940,716
Insperity, Inc.	30,164	1,432,488
Kelly Services, Inc. Class A (non-vtg.)	46,008	792,718
Kforce, Inc.	36,597	583,356
Korn/Ferry International	67,303	1,912,751
Manpower, Inc.	102,325	7,924,048
Marathon Patent Group, Inc. (a)(b)	8,838	19,444
Mastech Holdings, Inc. (a)	373	2,686
MISTRAS Group, Inc. (a)	23,436	502,937
Navigant Consulting, Inc. (a)	64,946	985,880
Nielsen Holdings PLC	515,267	25,938,541
Odyssey Marine Exploration, Inc. (a)(b)	5,345	13,630
On Assignment, Inc. (a)	61,775	2,039,193
Pendrell Corp. (a)	150,288	85,664
RCM Technologies, Inc.	9,908	58,457
Resources Connection, Inc.	51,824	718,799
Robert Half International, Inc.	182,866	7,203,092
RPX Corp. (a)	73,794	731,299
TransUnion Holding Co., Inc.	71,652	1,889,463
TriNet Group, Inc. (a)	66,298	867,841
TrueBlue, Inc. (a)	59,701	1,370,138
Verisk Analytics, Inc. (a)(b)	220,379	16,052,406
Volt Information Sciences, Inc. (a)	6,248	46,048
WageWorks, Inc. (a)	49,165	2,368,278
Willdan Group, Inc. (a)	10,974	86,475
		121,678,767
Road & Rail - 0.7%
AMERCO	8,790	3,013,300
ArcBest Corp.	32,932	644,479
Avis Budget Group, Inc. (a)(b)	139,457	3,575,677
Celadon Group, Inc.	62,978	564,913
Covenant Transport Group, Inc. Class A (a)	11,962	265,078
CSX Corp.	1,387,014	33,482,518
Genesee & Wyoming, Inc. Class A (a)	78,029	4,425,805
Heartland Express, Inc. (b)	91,092	1,676,093
Hertz Global Holdings, Inc. (a)	552,131	4,693,114
J.B. Hunt Transport Services, Inc.	126,958	9,685,626
Kansas City Southern	157,412	12,862,135
Knight Transportation, Inc.	76,431	1,851,923
Landstar System, Inc.	57,216	3,387,187
Marten Transport Ltd.	38,656	633,958
Norfolk Southern Corp.	424,708	31,075,884
Old Dominion Freight Lines, Inc. (a)	95,782	6,183,686
P.A.M. Transportation Services, Inc. (a)	3,193	91,224
Patriot Transportation Holding, Inc. (a)	1,280	26,880
Providence & Worcester Railroad Co.	4,631	63,723
Roadrunner Transportation Systems, Inc. (a)	43,638	508,819
Ryder System, Inc.	71,490	4,054,913
Saia, Inc. (a)(b)	32,954	865,043
Swift Transporation Co. (a)	129,239	2,202,233
U.S.A. Truck, Inc. (a)	7,889	124,488
Union Pacific Corp.	1,209,158	95,354,200
Universal Truckload Services, Inc.	12,296	192,555
Werner Enterprises, Inc.	64,571	1,714,360
YRC Worldwide, Inc. (a)	47,961	386,086
		223,605,900
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	8,394
Air Lease Corp. Class A (b)	131,984	3,966,119
Aircastle Ltd.	83,321	1,671,419
Applied Industrial Technologies, Inc.	64,348	2,477,398
Beacon Roofing Supply, Inc. (a)	71,452	2,579,417
BlueLinx Corp. (a)	23,385	8,744
BMC Stock Holdings, Inc. (a)	35,572	542,473
CAI International, Inc. (a)(b)	23,529	182,820
DXP Enterprises, Inc. (a)(b)	17,105	232,457
Fastenal Co. (b)	414,687	18,781,174
GATX Corp.	60,042	2,582,406
H&E Equipment Services, Inc.	38,949	512,958
HD Supply Holdings, Inc. (a)	283,395	7,875,547
Houston Wire & Cable Co.	15,647	84,337
Kaman Corp.	42,373	1,861,870
Lawson Products, Inc. (a)	6,300	102,312
MRC Global, Inc. (a)	133,318	1,593,150
MSC Industrial Direct Co., Inc. Class A	66,029	4,594,298
Neff Corp. (a)	8,761	42,666
Now, Inc. (a)(b)	143,741	2,325,729
Rush Enterprises, Inc. Class A (a)(b)	52,497	910,298
TAL International Group, Inc.	41,028	522,286
Textainer Group Holdings Ltd. (b)	42,054	505,489
Titan Machinery, Inc. (a)(b)	24,582	234,021
United Rentals, Inc. (a)(b)	132,239	6,819,565
Univar, Inc.	55,077	866,361
Veritiv Corp. (a)	12,438	397,270
W.W. Grainger, Inc. (b)	83,037	18,010,725
Watsco, Inc.	36,058	4,599,198
WESCO International, Inc. (a)(b)	60,754	2,676,214
Willis Lease Finance Corp. (a)	2,668	53,040
		87,620,155
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	106,542	6,504,389
Wesco Aircraft Holdings, Inc. (a)(b)	77,452	990,611
		7,495,000

TOTAL INDUSTRIALS		3,122,726,259

INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.5%
ADTRAN, Inc.	74,924	1,401,828
Aerohive Networks, Inc. (a)(b)	21,643	110,163
Alliance Fiber Optic Products, Inc. (a)	19,146	264,215
Applied Optoelectronics, Inc. (a)(b)	20,243	364,172
Arista Networks, Inc. (a)(b)	53,896	3,694,032
Arris International PLC (a)	268,639	6,417,786
Aviat Networks, Inc. (a)	66,605	43,060
Bel Fuse, Inc. Class B (non-vtg.)	12,097	179,640
Black Box Corp.	16,753	221,977
Blonder Tongue Laboratories, Inc. (a)	3,352	1,508
Brocade Communications Systems, Inc.	574,317	5,702,968
CalAmp Corp. (a)(b)	50,212	917,875
Calix Networks, Inc. (a)	55,272	384,140
Ciena Corp. (a)(b)	163,167	3,344,924
Cisco Systems, Inc.	7,181,753	188,018,294
Clearfield, Inc. (a)(b)	16,017	232,727
CommScope Holding Co., Inc. (a)	199,147	5,016,513
Communications Systems, Inc.	4,311	29,142
Comtech Telecommunications Corp.	22,438	461,101
Digi International, Inc. (a)	25,385	215,519
EchoStar Holding Corp. Class A (a)	71,842	3,211,337
EMCORE Corp. (a)	29,659	158,082
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	450,385
F5 Networks, Inc. (a)	94,340	9,072,678
Finisar Corp. (a)(b)	141,622	2,064,849
Harmonic, Inc. (a)(b)	107,478	360,051
Harris Corp.	177,021	13,811,178
Infinera Corp. (a)(b)	189,532	2,973,757
InterDigital, Inc.	54,293	2,699,991
Ixia (a)	83,745	955,530
Juniper Networks, Inc.	501,177	12,379,072
KVH Industries, Inc. (a)	23,641	215,842
Lantronix, Inc. (a)	71	59
Lumentum Holdings, Inc. (a)	68,311	1,641,513
Motorola Solutions, Inc.	222,631	16,361,152
MRV Communications, Inc. (a)	6,176	74,730
NETGEAR, Inc. (a)	51,710	2,043,062
NetScout Systems, Inc. (a)	137,100	2,833,857
Novatel Wireless, Inc. (a)(b)	35,452	58,141
NumereX Corp. Class A (a)(b)	13,747	80,695
Oclaro, Inc. (a)(b)	126,427	620,757
Optical Cable Corp.	564	1,275
Palo Alto Networks, Inc. (a)(b)	102,278	14,808,832
Parkervision, Inc. (a)(b)	100,275	22,191
PC-Tel, Inc.	11,999	67,194
Plantronics, Inc.	53,885	2,020,688
Polycom, Inc. (a)	189,613	1,973,871
Qualcomm, Inc.	2,128,566	108,109,867
Relm Wireless Corp. (a)	9,436	36,329
Resonant, Inc. (a)(b)	2,385	4,651
Ruckus Wireless, Inc. (a)(b)	174,867	1,692,713
ShoreTel, Inc. (a)	78,396	579,346
Sonus Networks, Inc. (a)	71,344	555,770
Tessco Technologies, Inc.	7,287	127,523
Ubiquiti Networks, Inc. (a)(b)	35,891	1,172,559
ViaSat, Inc. (a)(b)	63,836	4,660,666
Viavi Solutions, Inc. (a)	350,483	2,288,654
Westell Technologies, Inc. Class A (a)	75,979	85,096
xG Technology, Inc. (a)	150	25
Zhone Technologies, Inc. (a)	5,862	6,800
		427,302,352
Electronic Equipment & Components - 0.8%
Agilysys, Inc. (a)	38,149	398,657
Amphenol Corp. Class A	446,322	23,686,309
Anixter International, Inc. (a)	43,666	1,870,215
Applied DNA Sciences, Inc. (a)(b)	18,968	54,438
Arrow Electronics, Inc. (a)	131,368	7,508,995
Avnet, Inc.	178,140	7,330,461
AVX Corp.	97,035	1,139,191
Badger Meter, Inc.	40,716	2,674,634
Belden, Inc.	58,081	3,181,096
Benchmark Electronics, Inc. (a)	73,834	1,598,506
CDW Corp.	204,135	8,079,663
Checkpoint Systems, Inc.	48,926	367,434
ClearSign Combustion Corp. (a)(b)	7,019	28,988
Cognex Corp.	115,016	4,256,742
Coherent, Inc. (a)	32,979	2,790,023
Control4 Corp. (a)(b)	17,994	147,551
Corning, Inc.	1,577,036	28,859,759
CTS Corp.	43,658	631,295
CUI Global, Inc. (a)(b)	26,608	237,609
Daktronics, Inc.	49,334	348,791
Dolby Laboratories, Inc. Class A	66,567	2,629,397
DTS, Inc. (a)	19,732	467,056
Echelon Corp. (a)	3,219	17,157
Electro Rent Corp.	21,352	202,417
Electro Scientific Industries, Inc. (a)	27,319	194,784
eMagin Corp. (a)(b)	5,084	9,355
ePlus, Inc. (a)	7,158	537,494
Fabrinet (a)(b)	43,967	1,255,258
FARO Technologies, Inc. (a)(b)	24,409	782,308
FEI Co.	55,230	4,486,885
Fitbit, Inc. (b)	74,785	914,621
FLIR Systems, Inc.	194,771	6,030,110
Frequency Electronics, Inc. (a)	2,550	23,792
Giga-Tronics, Inc. (a)(b)	2,579	3,636
GSI Group, Inc. (a)	36,594	470,965
I. D. Systems Inc. (a)(b)	6,071	26,348
Identiv, Inc. (a)(b)	10,618	23,253
IEC Electronics Corp. (a)	86	370
II-VI, Inc. (a)	69,895	1,534,195
Ingram Micro, Inc. Class A	218,356	7,817,145
Insight Enterprises, Inc. (a)	53,674	1,400,891
Intellicheck Mobilisa, Inc. (a)	545	523
InvenSense, Inc. (a)(b)	115,158	899,384
IPG Photonics Corp. (a)(b)	49,560	4,086,718
Iteris, Inc. (a)	1,032	2,632
Itron, Inc. (a)(b)	49,438	1,969,610
Jabil Circuit, Inc.	263,889	5,502,086
KEMET Corp. (a)	51,674	95,080
KEY Tronic Corp. (a)	6,483	46,548
Keysight Technologies, Inc. (a)	235,446	6,142,786
Kimball Electronics, Inc. (a)	30,376	346,894
Knowles Corp. (a)(b)	121,584	1,383,626
LightPath Technologies, Inc. Class A (a)	376	808
Littelfuse, Inc.	32,405	3,681,856
LoJack Corp. (a)	24,621	158,313
LRAD Corp.	56,581	96,188
Luna Innovations, Inc. (a)	1,444	1,256
Maxwell Technologies, Inc. (a)	38,769	222,146
Mercury Systems, Inc. (a)	42,608	696,215
Mesa Laboratories, Inc.	3,668	330,047
Methode Electronics, Inc. Class A	56,055	1,601,491
MicroVision, Inc. (a)(b)	54,813	161,698
MOCON, Inc.	2,209	29,512
MTS Systems Corp.	19,840	1,090,208
Multi-Fineline Electronix, Inc. (a)	10,240	231,117
National Instruments Corp.	155,437	4,484,357
Neonode, Inc. (a)(b)	33,197	82,993
NetList, Inc. (a)(b)	104,599	134,933
Newport Corp. (a)	48,458	1,103,389
OSI Systems, Inc. (a)	28,365	1,712,395
Park Electrochemical Corp.	24,051	342,246
PC Connection, Inc.	24,013	594,802
PC Mall, Inc. (a)	4,077	30,822
Perceptron, Inc. (a)	13,154	70,111
Plexus Corp. (a)	53,841	1,959,274
QLogic Corp. (a)	118,403	1,526,215
RadiSys Corp. (a)	9,220	23,788
RealD, Inc. (a)	53,542	578,254
Research Frontiers, Inc. (a)	16,855	78,039
RF Industries Ltd.	5,778	22,534
Richardson Electronics Ltd.	23,707	116,164
Rofin-Sinar Technologies, Inc. (a)(b)	38,429	858,504
Rogers Corp. (a)	27,965	1,493,890
Sanmina Corp. (a)	105,831	2,180,119
ScanSource, Inc. (a)	36,663	1,370,830
SYNNEX Corp.	38,664	3,635,576
TE Connectivity Ltd.	550,460	31,332,183
Tech Data Corp. (a)(b)	55,538	3,910,431
Trimble Navigation Ltd. (a)	349,867	8,137,906
TTM Technologies, Inc. (a)(b)	106,094	695,977
Uni-Pixel, Inc. (a)(b)	12,876	8,241
Universal Display Corp. (a)(b)	60,620	2,896,424
VeriFone Systems, Inc. (a)	171,272	4,091,688
Vishay Intertechnology, Inc.	163,262	1,933,022
Vishay Precision Group, Inc. (a)	9,596	112,465
Wayside Technology Group, Inc.	1,232	20,796
Wireless Telecom Group, Inc. (a)	11,200	15,008
Zebra Technologies Corp. Class A (a)	71,037	4,388,666
		232,736,578
Internet Software & Services - 3.9%
Actua Corp. (a)	45,785	372,232
Akamai Technologies, Inc. (a)	251,191	13,556,778
Alarm.com Holdings, Inc. (b)	11,029	220,029
Alphabet, Inc.:
Class A	412,258	295,679,683
Class C	421,062	293,804,432
Amber Road, Inc. (a)(b)	6,724	30,930
Angie's List, Inc. (a)	57,858	534,029
Apigee Corp.	9,599	56,154
AppFolio, Inc. (a)(b)	4,193	49,058
Autobytel, Inc. (a)	9,434	181,133
Bankrate, Inc. (a)	83,183	637,182
Bazaarvoice, Inc. (a)	59,368	186,416
Benefitfocus, Inc. (a)(b)	19,976	627,047
Blucora, Inc. (a)(b)	58,999	362,844
Box, Inc. Class A (a)(b)	46,929	540,153
Brightcove, Inc. (a)	41,182	247,092
BroadVision, Inc. (a)	490	2,940
Carbonite, Inc. (a)	17,932	135,745
Care.com, Inc. (a)	8,431	51,092
ChannelAdvisor Corp. (a)	32,537	345,868
comScore, Inc. (a)(b)	65,407	2,691,498
Cornerstone OnDemand, Inc. (a)	71,622	2,062,714
CoStar Group, Inc. (a)	45,266	8,014,798
Cvent, Inc. (a)(b)	33,302	650,388
Demand Media, Inc. (a)	19,244	104,880
Demandware, Inc. (a)(b)	48,809	1,693,184
Determine, Inc. (a)	552	911
DHI Group, Inc. (a)	50,678	394,275
EarthLink Holdings Corp.	136,356	769,048
eBay, Inc. (a)	1,562,338	37,183,644
eGain Communications Corp. (a)	8,558	32,007
Endurance International Group Holdings, Inc. (a)(b)	93,309	1,048,793
Envestnet, Inc. (a)(b)	50,523	1,036,227
Everyday Health, Inc. (a)	14,630	69,200
Facebook, Inc. Class A (a)	3,214,603	343,705,353
Five9, Inc. (a)	42,460	341,803
GlowPoint, Inc. (a)	18,770	7,932
GoDaddy, Inc. (a)(b)	44,463	1,393,915
Gogo, Inc. (a)(b)	99,521	1,082,788
GrubHub, Inc. (a)(b)	122,851	2,891,913
GTT Communications, Inc. (a)	69,697	1,030,122
Hortonworks, Inc. (a)(b)	42,633	492,411
IAC/InterActiveCorp	102,871	4,569,530
Instructure, Inc. (a)	8,268	118,232
Internap Network Services Corp. (a)	74,985	191,212
IntraLinks Holdings, Inc. (a)	59,055	458,857
Inuvo, Inc. (a)	9,640	20,919
iPass, Inc. (a)	33,662	32,656
j2 Global, Inc.	73,457	5,368,238
Limelight Networks, Inc. (a)	69,339	107,475
LinkedIn Corp. Class A (a)	161,667	18,945,756
Liquidity Services, Inc. (a)	37,923	177,100
LivePerson, Inc. (a)	74,160	380,441
LogMeIn, Inc. (a)(b)	38,302	1,949,572
Marchex, Inc. Class B	28,685	123,059
Marin Software, Inc. (a)(b)	9,976	29,928
Marketo, Inc. (a)(b)	48,800	823,256
MaxPoint Interactive, Inc. (b)	5,866	10,266
MeetMe, Inc. (a)(b)	68,420	212,786
MINDBODY, Inc. (b)	10,435	122,924
Monster Worldwide, Inc. (a)(b)	123,910	369,252
New Relic, Inc. (a)(b)	49,737	1,323,999
NIC, Inc.	90,389	1,589,943
Opower, Inc. (a)(b)	34,265	283,372
Pandora Media, Inc. (a)(b)	308,927	3,157,234
Q2 Holdings, Inc. (a)	30,085	609,823
QuinStreet, Inc. (a)	38,666	114,838
Qumu Corp. (a)	6,017	23,948
Quotient Technology, Inc. (a)(b)	132,658	1,154,125
Rackspace Hosting, Inc. (a)	163,329	3,516,473
RealNetworks, Inc. (a)	28,670	111,813
Reis, Inc.	8,134	180,331
RetailMeNot, Inc. (a)(b)	84,786	685,071
Rightside Group Ltd. (a)(b)	8,535	72,889
Rocket Fuel, Inc. (a)(b)	19,674	69,646
SciQuest, Inc. (a)	32,538	395,337
Shutterstock, Inc. (a)(b)	26,399	921,325
Spark Networks, Inc. (a)	16,620	52,685
SPS Commerce, Inc. (a)	23,567	1,053,916
Stamps.com, Inc. (a)(b)	20,095	2,381,860
Support.com, Inc. (a)	117,655	92,947
Synacor, Inc. (a)	20,037	35,465
TechTarget, Inc. (a)	17,780	124,638
Travelzoo, Inc. (a)	5,383	42,257
Tremor Video, Inc. (a)	17,986	30,396
TrueCar, Inc. (a)(b)	81,085	440,292
Twitter, Inc. (a)(b)	828,073	15,004,683
United Online, Inc. (a)	16,919	208,273
Unwired Planet, Inc. (a)	8,360	72,565
VeriSign, Inc. (a)(b)	150,219	12,692,003
Web.com Group, Inc. (a)(b)	64,573	1,172,000
WebMD Health Corp. (a)	56,800	3,150,128
Xactly Corp. (a)	8,942	51,864
XO Group, Inc. (a)	29,832	426,001
Yahoo!, Inc. (a)	1,219,645	38,772,515
Yelp, Inc. (a)(b)	81,472	1,648,993
YuMe, Inc. (a)	6,211	23,415
Zillow Group, Inc.:
Class A (a)(b)	60,583	1,402,496
Class C (a)(b)	151,305	3,268,188
		1,144,687,847
IT Services - 3.6%
Accenture PLC Class A	879,881	88,216,869
Acxiom Corp. (a)	108,484	2,249,958
Alliance Data Systems Corp. (a)	90,079	18,928,300
Amdocs Ltd.	213,048	12,092,604
Automatic Data Processing, Inc.	656,130	55,567,650
Black Knight Financial Services, Inc. Class A (b)	43,729	1,281,697
Blackhawk Network Holdings, Inc. (a)	72,226	2,444,128
Booz Allen Hamilton Holding Corp. Class A	166,930	4,607,268
Broadridge Financial Solutions, Inc.	182,531	10,245,465
CACI International, Inc. Class A (a)	34,560	3,339,187
Cardtronics, Inc. (a)(b)	63,110	2,128,069
Cartesian, Inc. (a)	206	398
Cass Information Systems, Inc.	12,008	598,719
Ciber, Inc. (a)	66,135	132,270
Cognizant Technology Solutions Corp. Class A (a)	859,043	48,948,270
Computer Sciences Corp.	196,580	5,663,470
Computer Task Group, Inc.	11,646	55,086
Convergys Corp. (b)	146,983	3,789,222
CoreLogic, Inc. (a)	133,765	4,626,931
CSG Systems International, Inc.	47,456	1,801,430
CSP, Inc.	3,696	20,143
CSRA, Inc.	194,206	5,039,646
Datalink Corp. (a)	21,583	154,534
DST Systems, Inc.	49,565	5,183,508
Edgewater Technology, Inc. (a)	2,875	20,384
EPAM Systems, Inc. (a)	62,806	4,294,674
Euronet Worldwide, Inc. (a)	70,486	4,619,652
Everi Holdings, Inc. (a)	85,750	252,105
EVERTEC, Inc.	87,336	1,039,298
ExlService Holdings, Inc. (a)	51,941	2,445,902
Fidelity National Information Services, Inc.	393,176	22,902,502
First Data Corp. Class A (a)	279,547	3,494,338
Fiserv, Inc. (a)	317,783	30,389,588
FleetCor Technologies, Inc. (a)	112,270	14,335,756
Forrester Research, Inc.	17,100	532,152
Gartner, Inc. Class A (a)	114,903	9,468,007
Genpact Ltd. (a)	232,461	6,143,944
Global Payments, Inc.	186,241	11,351,389
Hackett Group, Inc.	31,811	442,173
Heartland Payment Systems, Inc.	51,995	4,862,572
Higher One Holdings, Inc. (a)	32,730	140,739
IBM Corp.	1,263,323	165,533,213
Information Services Group, Inc. (a)	18,000	55,080
Innodata, Inc. (a)	14,010	32,223
InterCloud Systems, Inc. (a)(b)	31,397	16,326
Jack Henry & Associates, Inc.	113,196	9,309,239
Leidos Holdings, Inc.	100,060	4,324,593
Lionbridge Technologies, Inc. (a)	69,212	305,225
ManTech International Corp. Class A	37,723	1,098,871
MasterCard, Inc. Class A	1,398,202	121,531,718
Mattersight Corp. (a)	9,437	47,751
Maximus, Inc.	89,775	4,414,237
ModusLink Global Solutions, Inc. (a)(b)	31,030	58,647
MoneyGram International, Inc. (a)	66,937	360,121
NCI, Inc. Class A	12,261	183,179
Neustar, Inc. Class A (a)(b)	75,999	1,890,095
Paychex, Inc. (b)	438,389	22,528,811
PayPal Holdings, Inc. (a)	1,569,176	59,848,373
Perficient, Inc. (a)	51,600	931,380
PFSweb, Inc. (a)	13,037	168,438
Planet Payment, Inc. (a)	40,113	106,299
PRG-Schultz International, Inc. (a)	36,569	132,380
Sabre Corp.	235,004	6,380,359
Science Applications International Corp.	56,960	2,543,264
ServiceSource International, Inc. (a)(b)	93,929	381,352
StarTek, Inc. (a)	2,150	9,611
Sykes Enterprises, Inc. (a)	50,731	1,545,774
Syntel, Inc. (a)	56,060	2,563,063
Teletech Holdings, Inc.	29,721	823,272
Teradata Corp. (a)(b)	194,061	4,841,822
The Western Union Co.	738,846	13,491,328
Total System Services, Inc.	238,535	10,395,355
Travelport Worldwide Ltd.	183,293	2,379,143
Unisys Corp. (a)(b)	68,286	735,440
Vantiv, Inc. (a)	213,342	11,102,318
Virtusa Corp. (a)(b)	35,863	1,269,550
Visa, Inc. Class A	2,749,000	199,000,110
WEX, Inc. (a)	57,655	3,764,872
WidePoint Corp. (a)(b)	71,654	40,843
Xerox Corp.	1,314,375	12,631,144
		1,060,624,816
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc. (a)	54,545	1,627,077
Advanced Micro Devices, Inc. (a)(b)	853,764	1,827,055
AEHR Test Systems (a)	3,126	3,689
Alpha & Omega Semiconductor Ltd. (a)	24,379	288,404
Amkor Technology, Inc. (a)	161,169	815,515
Amtech Systems, Inc. (a)(b)	13,719	69,967
ANADIGICS, Inc. (a)	109,969	92,385
Analog Devices, Inc.	437,703	23,193,882
Applied Materials, Inc.	1,642,042	30,985,333
Applied Micro Circuits Corp. (a)(b)	132,476	765,711
Atmel Corp.	586,670	4,740,294
Axcelis Technologies, Inc. (a)	152,507	381,268
AXT, Inc. (a)	31,515	79,103
Brooks Automation, Inc.	91,115	888,371
Cabot Microelectronics Corp.	37,906	1,457,865
Cascade Microtech, Inc. (a)	15,193	312,824
Cavium, Inc. (a)	76,292	4,538,611
Ceva, Inc. (a)	25,211	494,388
Cirrus Logic, Inc. (a)	90,516	3,188,879
Cohu, Inc.	35,195	401,575
Cree, Inc. (a)(b)	147,267	4,674,255
CVD Equipment Corp. (a)(b)	24,298	203,860
CyberOptics Corp. (a)	4,784	45,496
Cypress Semiconductor Corp. (b)	433,116	3,456,266
Diodes, Inc. (a)	57,239	1,095,554
DSP Group, Inc. (a)	34,788	300,220
Entegris, Inc. (a)	205,789	2,543,552
Exar Corp. (a)	64,569	344,798
Fairchild Semiconductor International, Inc. (a)	166,600	3,341,996
First Solar, Inc. (a)(b)	106,204	7,632,881
FormFactor, Inc. (a)	79,303	602,703
GigOptix, Inc. (a)	33,206	86,336
GSI Technology, Inc. (a)	18,344	71,725
Inphi Corp. (a)	45,759	1,157,703
Integrated Device Technology, Inc. (a)	204,802	3,977,255
Intel Corp.	6,677,076	197,574,679
Intermolecular, Inc. (a)	6,975	15,206
Intersil Corp. Class A	184,646	2,357,929
Intest Corp. (a)	2,175	8,483
IXYS Corp.	38,644	435,904
KLA-Tencor Corp.	217,490	14,732,773
Kopin Corp. (a)	69,745	133,213
Kulicke & Soffa Industries, Inc. (a)	102,964	1,163,493
Lam Research Corp.	225,221	16,508,699
Lattice Semiconductor Corp. (a)(b)	185,835	1,176,336
Linear Technology Corp.	328,868	14,345,222
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	24,326	921,955
Marvell Technology Group Ltd.	669,365	6,392,436
Mattson Technology, Inc. (a)	96,321	347,719
Maxim Integrated Products, Inc.	398,910	13,507,093
MaxLinear, Inc. Class A (a)	86,669	1,394,504
Microchip Technology, Inc. (b)	293,512	13,058,349
Micron Technology, Inc. (a)	1,545,519	16,428,867
Microsemi Corp. (a)(b)	174,053	6,027,455
MKS Instruments, Inc.	79,982	2,631,408
Monolithic Power Systems, Inc.	46,150	2,725,619
MoSys, Inc. (a)(b)	60,423	37,160
Nanometrics, Inc. (a)	28,664	397,856
NeoPhotonics Corp. (a)	34,278	375,687
NVE Corp.	6,043	307,407
NVIDIA Corp.	717,824	22,510,961
ON Semiconductor Corp. (a)	558,505	4,685,857
PDF Solutions, Inc. (a)	38,716	439,814
Photronics, Inc. (a)	101,617	1,033,445
Pixelworks, Inc. (a)(b)	22,798	45,596
Power Integrations, Inc.	37,256	1,707,442
Qorvo, Inc. (a)(b)	182,959	8,247,792
QuickLogic Corp. (a)	61,486	99,607
Rambus, Inc. (a)(b)	170,226	2,218,045
Rubicon Technology, Inc. (a)(b)	25,049	23,994
Rudolph Technologies, Inc. (a)	38,164	494,605
Semtech Corp. (a)	87,042	1,667,725
Sigma Designs, Inc. (a)	51,095	351,534
Silicon Laboratories, Inc. (a)(b)	57,784	2,383,590
Skyworks Solutions, Inc.	273,134	18,149,754
Solar3D, Inc. (a)(b)	12,722	31,042
SolarEdge Technologies, Inc.	13,325	326,063
SunEdison Semiconductor Ltd. (a)	98,050	669,682
SunEdison, Inc. (a)(b)	438,332	867,897
SunPower Corp. (a)(b)	76,953	1,817,630
Synaptics, Inc. (a)(b)	51,982	4,221,458
Teradyne, Inc.	294,988	5,628,371
Tessera Technologies, Inc.	64,088	1,889,314
Texas Instruments, Inc.	1,430,830	75,862,607
Ultra Clean Holdings, Inc. (a)	39,254	205,298
Ultratech, Inc. (a)	41,332	838,213
Veeco Instruments, Inc. (a)(b)	53,983	1,001,385
Xcerra Corp. (a)	63,706	363,761
Xilinx, Inc.	359,259	16,964,210
		593,438,940
Software - 4.2%
A10 Networks, Inc. (a)	50,522	311,216
ACI Worldwide, Inc. (a)	177,587	3,313,773
Activision Blizzard, Inc.	707,277	22,399,463
Adobe Systems, Inc. (a)	703,375	59,892,381
American Software, Inc. Class A	15,166	142,560
ANSYS, Inc. (a)	133,369	11,072,294
Aspen Technology, Inc. (a)	119,658	3,945,124
Autodesk, Inc. (a)	319,755	16,544,124
Barracuda Networks, Inc. (a)(b)	28,720	369,339
Blackbaud, Inc.	66,634	3,766,820
Bottomline Technologies, Inc. (a)(b)	50,588	1,427,087
BroadSoft, Inc. (a)	38,869	1,433,877
BSQUARE Corp. (a)	11,182	63,737
CA Technologies, Inc.	417,035	12,214,955
Cadence Design Systems, Inc. (a)	417,187	8,990,380
Callidus Software, Inc. (a)	76,895	1,055,768
CDK Global, Inc.	240,461	10,794,294
Citrix Systems, Inc. (a)	217,076	15,336,419
CommVault Systems, Inc. (a)	75,089	2,813,585
Covisint Corp. (a)	39,763	77,538
Datawatch Corp. (a)(b)	9,730	48,845
Digimarc Corp. (a)(b)	12,143	367,569
Digital Turbine, Inc. (a)(b)	41,910	47,358
Document Security Systems, Inc. (a)	19,824	2,972
Ebix, Inc. (b)	35,461	1,313,121
Electronic Arts, Inc. (a)	438,961	28,198,855
Ellie Mae, Inc. (a)(b)	41,970	3,530,936
EnerNOC, Inc. (a)(b)	34,204	210,013
EPIQ Systems, Inc.	43,230	591,386
Evolving Systems, Inc.	4,973	27,352
Fair Isaac Corp.	46,441	4,621,808
FalconStor Software, Inc. (a)	37,427	50,901
FireEye, Inc. (a)(b)	196,421	3,327,372
Fortinet, Inc. (a)	205,334	5,831,486
Gigamon, Inc. (a)	36,843	1,008,393
Glu Mobile, Inc. (a)(b)	173,754	644,627
GSE Systems, Inc. (a)	388	838
Guidance Software, Inc. (a)(b)	26,710	142,899
Guidewire Software, Inc. (a)(b)	116,451	5,732,883
HubSpot, Inc. (a)	13,055	543,871
Imperva, Inc. (a)	39,060	1,713,562
Infoblox, Inc. (a)	81,785	1,266,032
Interactive Intelligence Group, Inc. (a)(b)	22,204	664,566
Intuit, Inc.	373,761	36,120,263
Jive Software, Inc. (a)	60,361	195,570
Majesco Entertainment Co.	2,850	2,216
Manhattan Associates, Inc. (a)	97,124	5,367,072
Mentor Graphics Corp.	140,666	2,686,721
Microsoft Corp.	11,309,555	575,430,158
MicroStrategy, Inc. Class A (a)	12,438	2,001,150
Mitek Systems, Inc. (a)(b)	45,058	232,950
MobileIron, Inc. (a)(b)	34,473	116,174
Model N, Inc. (a)	14,428	148,897
Monotype Imaging Holdings, Inc.	56,070	1,331,102
NetSol Technologies, Inc. (a)	10,165	73,086
NetSuite, Inc. (a)(b)	50,640	3,059,669
Nuance Communications, Inc. (a)	363,825	7,098,226
Oracle Corp.	4,529,551	166,596,886
Parametric Technology Corp. (a)	160,536	4,962,168
Park City Group, Inc. (a)(b)	12,676	115,352
Paycom Software, Inc. (a)(b)	48,819	1,556,350
Paylocity Holding Corp. (a)(b)	27,303	808,715
Pegasystems, Inc.	51,980	1,265,713
Progress Software Corp. (a)	78,882	1,989,404
Proofpoint, Inc. (a)(b)	66,377	3,109,099
PROS Holdings, Inc. (a)(b)	29,264	321,611
QAD, Inc.:
Class A	10,065	196,972
Class B	4,298	70,874
Qlik Technologies, Inc. (a)	133,374	3,096,944
Qualys, Inc. (a)(b)	28,775	718,512
Rapid7, Inc. (a)(b)	8,527	113,324
RealPage, Inc. (a)(b)	75,910	1,521,996
Red Hat, Inc. (a)	255,701	16,710,060
RingCentral, Inc. (a)	121,819	2,253,652
Rosetta Stone, Inc. (a)	15,141	119,765
Rovi Corp. (a)(b)	119,303	2,717,722
Salesforce.com, Inc. (a)	880,561	59,658,008
SeaChange International, Inc. (a)(b)	36,866	212,717
ServiceNow, Inc. (a)	207,377	11,403,661
Silver Spring Networks, Inc. (a)(b)	47,301	591,263
Smith Micro Software, Inc. (a)(b)	41,455	27,597
Solera Holdings, Inc.	93,392	5,201,934
Sonic Foundry, Inc. (a)	155	837
Splunk, Inc. (a)(b)	188,604	8,223,134
SS&C Technologies Holdings, Inc.	117,752	6,863,764
Symantec Corp.	964,184	18,618,393
Synchronoss Technologies, Inc. (a)(b)	53,239	1,491,224
Synopsys, Inc. (a)	236,722	10,593,310
Tableau Software, Inc. (a)	71,202	3,250,371
Take-Two Interactive Software, Inc. (a)(b)	106,405	3,829,516
Tangoe, Inc. (a)(b)	45,871	371,096
TeleNav, Inc. (a)	29,532	176,011
Textura Corp. (a)(b)	28,776	496,386
The Rubicon Project, Inc. (a)(b)	36,843	607,541
TiVo, Inc. (a)	121,206	1,016,918
Tubemogul, Inc. (a)	19,314	247,992
Tyler Technologies, Inc. (a)	46,651	5,613,048
Ultimate Software Group, Inc. (a)	37,872	6,504,895
Varonis Systems, Inc. (a)(b)	17,327	318,990
Vasco Data Security International, Inc. (a)(b)	33,825	465,094
Verint Systems, Inc. (a)	91,023	3,234,047
VirnetX Holding Corp. (a)(b)	64,946	300,700
VMware, Inc. Class A (a)(b)	107,461	5,425,706
Voltari Corp. (a)(b)	4,240	17,935
Vringo, Inc. (a)(b)	9,862	24,852
Workday, Inc. Class A (a)(b)	157,539	9,523,233
Workiva, Inc. (a)(b)	22,270	277,930
Xura, Inc. (a)	36,598	718,419
Zendesk, Inc. (a)	72,382	1,324,591
Zix Corp. (a)(b)	69,803	278,514
Zynga, Inc. (a)	1,220,225	2,574,675
		1,247,445,054
Technology Hardware, Storage & Peripherals - 3.3%
3D Systems Corp. (a)(b)	162,227	1,730,962
Apple, Inc.	7,898,215	763,678,367
Astro-Med, Inc.	4,606	61,766
Avid Technology, Inc. (a)	38,570	295,061
Concurrent Computer Corp.	6,675	35,912
CPI Card Group	22,281	176,243
Cray, Inc. (a)(b)	56,559	2,398,667
Crossroads Systems, Inc. (a)	13,606	2,585
Dataram Corp. (a)	556	378
Diebold, Inc.	89,599	2,223,847
Eastman Kodak Co. (a)(b)	52,885	499,763
Electronics for Imaging, Inc. (a)	67,250	2,663,773
EMC Corp.	2,737,842	71,539,811
Hewlett Packard Enterprise Co.	2,559,965	33,970,736
HP, Inc.	2,556,738	27,331,529
Hutchinson Technology, Inc. (a)	41,790	153,787
Imation Corp. (a)(b)	42,037	36,467
Immersion Corp. (a)	59,681	537,726
Intevac, Inc. (a)	17,689	79,424
Lexmark International, Inc. Class A	100,540	3,118,751
NCR Corp. (a)	170,109	3,973,746
NetApp, Inc.	410,268	10,191,057
Nimble Storage, Inc. (a)(b)	92,912	672,683
Pure Storage, Inc. Class A (a)(b)	44,945	646,309
Quantum Corp. (a)(b)	334,686	170,690
SanDisk Corp.	282,379	20,404,707
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC (b)	422,681	13,255,276
Silicon Graphics International Corp. (a)(b)	44,110	267,748
Super Micro Computer, Inc. (a)(b)	48,860	1,586,484
Transact Technologies, Inc.	3,411	24,696
U.S.A. Technologies, Inc. (a)(b)	38,549	153,040
Violin Memory, Inc. (a)(b)	107,011	85,609
Western Digital Corp.	329,861	14,358,849
Xplore Technologies Corp. (a)	2,067	8,289
		976,334,738

TOTAL INFORMATION TECHNOLOGY		5,682,570,325

MATERIALS - 3.1%
Chemicals - 2.1%
A. Schulman, Inc.	45,099	1,113,494
AgroFresh Solutions, Inc. (a)(b)	26,036	127,316
Air Products & Chemicals, Inc.	272,943	36,156,759
Airgas, Inc.	91,745	12,983,752
Albemarle Corp. U.S.	154,030	8,659,567
American Vanguard Corp.	32,955	415,563
Ashland, Inc.	89,617	8,539,604
Axalta Coating Systems (a)	219,847	5,707,228
Axiall Corp.	95,126	1,893,007
Balchem Corp.	47,283	2,991,595
BioAmber, Inc. (a)(b)	17,794	62,279
Cabot Corp.	93,185	4,149,528
Calgon Carbon Corp.	83,129	1,165,469
Celanese Corp. Class A	206,504	12,460,451
CF Industries Holdings, Inc.	329,827	12,025,492
Chase Corp.	10,028	471,517
Chemtura Corp. (a)(b)	110,727	2,793,642
Codexis, Inc. (a)	27,884	113,209
Core Molding Technologies, Inc. (a)	5,919	67,358
E.I. du Pont de Nemours & Co.	1,243,294	75,679,306
Eastman Chemical Co.	217,548	13,955,704
Ecolab, Inc.	376,226	38,581,976
Ferro Corp. (a)	111,135	1,103,571
Flotek Industries, Inc. (a)(b)	75,072	546,524
FMC Corp.	203,618	7,664,182
FutureFuel Corp.	31,043	397,971
H.B. Fuller Co.	67,806	2,609,853
Hawkins, Inc.	12,319	393,962
Huntsman Corp.	293,108	3,183,153
Innophos Holdings, Inc.	26,761	775,534
Innospec, Inc.	50,796	2,204,546
International Flavors & Fragrances, Inc. (b)	113,256	11,698,212
Intrepid Potash, Inc. (a)	76,176	75,414
KMG Chemicals, Inc.	10,303	220,999
Koppers Holdings, Inc. (a)	30,390	533,041
Kraton Performance Polymers, Inc. (a)	41,276	708,709
Kronos Worldwide, Inc. (b)	34,238	218,096
LSB Industries, Inc. (a)(b)	24,837	145,048
LyondellBasell Industries NV Class A	508,086	40,753,578
Marrone Bio Innovations, Inc. (a)(b)	15,737	18,884
Metabolix, Inc. (a)(b)	6,939	10,547
Minerals Technologies, Inc.	52,154	2,650,466
Monsanto Co.	621,713	55,947,953
NewMarket Corp.	14,138	5,162,349
Olin Corp. (b)	222,200	3,368,552
OMNOVA Solutions, Inc. (a)	52,644	275,855
Platform Specialty Products Corp. (a)(b)	213,137	1,511,141
PolyOne Corp.	133,312	3,587,426
PPG Industries, Inc.	377,721	36,461,408
Praxair, Inc.	401,640	40,882,936
Quaker Chemical Corp.	19,799	1,540,560
Rayonier Advanced Materials, Inc. (b)	58,598	437,727
Rentech, Inc. (a)	27,522	55,870
RPM International, Inc.	198,631	8,114,076
Senomyx, Inc. (a)(b)	66,138	219,578
Sensient Technologies Corp.	66,412	3,817,362
Sherwin-Williams Co.	110,753	29,958,687
Stepan Co.	25,296	1,256,705
The Chemours Co. LLC	253,010	1,297,941
The Dow Chemical Co.	1,591,343	77,355,183
The Mosaic Co.	479,505	12,778,808
The Scotts Miracle-Gro Co. Class A	62,435	4,309,264
Trecora Resources (a)	28,770	277,918
Tredegar Corp.	35,793	491,438
Trinseo SA (a)(b)	14,093	420,112
Tronox Ltd. Class A (b)	94,701	490,551
Valhi, Inc. (b)	35,553	46,219
Valspar Corp.	98,947	7,741,613
W.R. Grace & Co. (a)	104,222	7,164,220
Westlake Chemical Corp.	54,245	2,339,044
		623,336,602
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	4,219,189
Headwaters, Inc. (a)	105,333	1,855,967
Martin Marietta Materials, Inc.	91,634	13,068,841
Summit Materials, Inc.	57,458	1,049,183
U.S. Concrete, Inc. (a)	16,515	887,681
United States Lime & Minerals, Inc.	1,189	63,231
Vulcan Materials Co.	186,690	18,394,566
		39,538,658
Containers & Packaging - 0.4%
AEP Industries, Inc.	6,511	512,481
Aptargroup, Inc.	88,846	6,548,839
Avery Dennison Corp.	122,473	7,975,442
Ball Corp.	187,770	12,436,007
Bemis Co., Inc.	135,781	6,662,774
Berry Plastics Group, Inc. (a)	172,038	5,355,543
Crown Holdings, Inc. (a)	200,236	9,381,057
Graphic Packaging Holding Co.	466,132	5,747,408
Greif, Inc. Class A (b)	64,085	1,698,893
International Paper Co.	572,943	20,454,065
Myers Industries, Inc.	29,894	359,625
Owens-Illinois, Inc. (a)	226,285	3,385,224
Packaging Corp. of America	137,837	6,685,095
Sealed Air Corp.	280,107	12,809,293
Silgan Holdings, Inc.	68,205	3,494,142
Sonoco Products Co.	143,177	6,256,835
UFP Technologies, Inc. (a)	2,454	54,896
WestRock Co.	365,572	12,345,366
		122,162,985
Metals & Mining - 0.4%
A.M. Castle & Co. (a)(b)	36,860	79,249
AK Steel Holding Corp. (a)(b)	237,608	679,559
Alcoa, Inc. (b)	1,854,327	16,559,140
Allegheny Technologies, Inc. (b)	156,534	2,099,121
Ampco-Pittsburgh Corp.	10,414	125,072
Carpenter Technology Corp. (b)	70,077	2,082,688
Century Aluminum Co. (a)(b)	86,859	621,042
Cliffs Natural Resources, Inc. (a)(b)	197,662	426,950
Coeur d'Alene Mines Corp. (a)(b)	178,852	690,369
Commercial Metals Co.	150,267	2,207,422
Compass Minerals International, Inc.	48,467	3,288,001
Comstock Mining, Inc. (a)	56,723	30,063
Freeport-McMoRan, Inc. (b)	1,761,714	13,441,878
Friedman Industries	2,001	10,445
General Moly, Inc. (a)(b)	60,513	12,163
Gold Resource Corp. (b)	67,805	132,898
Golden Minerals Co. (a)(b)	71,014	25,388
Handy & Harman Ltd. (a)	5,646	112,638
Haynes International, Inc.	18,364	565,611
Hecla Mining Co. (b)	591,612	1,532,275
Kaiser Aluminum Corp.	23,771	1,821,096
Materion Corp.	30,858	804,777
McEwen Mining, Inc. (b)	325,161	595,045
Mines Management, Inc. (a)(b)	24,109	12,055
Newmont Mining Corp.	748,209	19,326,238
Nucor Corp.	449,704	17,691,355
Olympic Steel, Inc.	12,703	136,176
Paramount Gold Nevada Corp. (a)	7,958	9,868
Real Industries, Inc. (a)	30,069	211,385
Reliance Steel & Aluminum Co.	109,200	6,649,188
Royal Gold, Inc. (b)	91,840	4,258,621
Ryerson Holding Corp. (a)(b)	16,025	59,293
Schnitzer Steel Industries, Inc. Class A	32,409	474,468
Solitario Exploration & Royalty Corp. (a)	18,115	9,673
Steel Dynamics, Inc.	343,990	6,257,178
Stillwater Mining Co. (a)(b)	196,719	1,650,472
SunCoke Energy, Inc.	82,551	390,466
Synalloy Corp.	8,615	68,662
TimkenSteel Corp. (b)	51,850	400,801
U.S. Antimony Corp. (a)	24,962	6,740
United States Steel Corp. (b)	210,186	1,916,896
Universal Stainless & Alloy Products, Inc. (a)	6,659	53,072
Worthington Industries, Inc.	71,924	2,237,556
		109,763,053
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	50,323	842,407
Clearwater Paper Corp. (a)	24,633	1,001,824
Deltic Timber Corp.	17,765	1,005,854
Domtar Corp.	88,151	3,102,034
Kapstone Paper & Packaging Corp.	133,397	1,365,985
Louisiana-Pacific Corp. (a)(b)	182,513	2,900,132
Mercer International, Inc. (SBI)	60,804	553,316
Neenah Paper, Inc.	27,129	1,642,932
P.H. Glatfelter Co.	69,408	1,275,025
Resolute Forest Products (a)	135,020	692,653
Schweitzer-Mauduit International, Inc.	48,432	1,463,615
		15,845,777

TOTAL MATERIALS		910,647,075

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.4%
8x8, Inc. (a)(b)	139,704	1,624,758
Alaska Communication Systems Group, Inc. (a)	135,810	218,654
AT&T, Inc.	8,700,030	321,466,109
Atlantic Tele-Network, Inc.	16,949	1,219,311
CenturyLink, Inc.	768,501	23,508,446
Cincinnati Bell, Inc. (a)	268,656	929,550
Cogent Communications Group, Inc.	64,769	2,377,022
Consolidated Communications Holdings, Inc. (b)	72,849	1,703,938
Elephant Talk Communication, Inc. (a)	63,184	13,900
FairPoint Communications, Inc. (a)(b)	43,838	658,885
Frontier Communications Corp.	1,696,546	9,178,314
General Communications, Inc. Class A (a)	33,964	648,373
Globalstar, Inc. (a)(b)	350,014	546,022
Hawaiian Telcom Holdco, Inc. (a)	11,736	282,016
IDT Corp. Class B	44,765	583,288
inContact, Inc. (a)(b)	91,764	850,652
Inteliquent, Inc.	53,463	909,940
Intelsat SA (a)(b)	32,748	56,327
Iridium Communications, Inc. (a)(b)	122,967	852,161
Level 3 Communications, Inc. (a)	420,534	20,416,926
Lumos Networks Corp. (a)	23,791	292,629
ORBCOMM, Inc. (a)(b)	100,896	879,813
PDVWireless, Inc. (a)(b)	18,833	534,857
SBA Communications Corp. Class A (a)	176,992	16,794,771
Straight Path Communications, Inc. Class B (a)(b)	22,382	713,091
Towerstream Corp. (a)(b)	47,502	10,222
Verizon Communications, Inc.	5,752,569	291,827,825
Vonage Holdings Corp. (a)	257,043	1,380,321
Windstream Holdings, Inc. (b)	126,904	954,318
Zayo Group Holdings, Inc. (a)	56,193	1,330,650
		702,763,089
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)(b)	32,822	235,334
Leap Wireless International, Inc. rights (a)	51,525	132,935
NII Holdings, Inc. (a)(b)	134,717	715,347
NTELOS Holdings Corp. (a)(b)	21,397	196,638
Shenandoah Telecommunications Co.	60,186	1,454,094
Spok Holdings, Inc.	43,148	764,583
Sprint Corp. (a)(b)	1,114,515	3,833,932
T-Mobile U.S., Inc. (a)	388,850	14,426,335
Telephone & Data Systems, Inc.	127,836	3,415,778
U.S. Cellular Corp. (a)	27,310	1,130,634
		26,305,610

TOTAL TELECOMMUNICATION SERVICES		729,068,699

UTILITIES - 3.4%
Electric Utilities - 1.8%
Allete, Inc.	66,792	3,541,312
American Electric Power Co., Inc.	681,951	42,110,474
Cleco Corp.	90,723	4,165,093
Duke Energy Corp.	969,619	72,023,299
Edison International	456,435	31,110,610
El Paso Electric Co.	60,545	2,473,263
Empire District Electric Co.	99,444	3,253,808
Entergy Corp.	263,217	19,006,900
Eversource Energy	462,616	25,120,049
Exelon Corp. (b)	1,300,542	40,954,068
FirstEnergy Corp.	601,189	20,121,796
Genie Energy Ltd. Class B	24,074	223,166
Great Plains Energy, Inc.	198,778	5,832,147
Hawaiian Electric Industries, Inc.	167,525	4,918,534
IDACORP, Inc.	76,754	5,446,464
ITC Holdings Corp.	211,085	8,576,384
MGE Energy, Inc.	62,763	3,046,516
NextEra Energy, Inc.	647,486	73,049,371
OGE Energy Corp.	285,946	7,114,336
Otter Tail Corp.	61,346	1,678,427
Pepco Holdings, Inc. (b)	357,229	9,352,255
Pinnacle West Capital Corp.	178,279	12,270,944
PNM Resources, Inc.	111,489	3,558,729
Portland General Electric Co.	117,998	4,489,824
PPL Corp.	942,651	32,983,358
Southern Co.	1,274,124	61,387,294
Westar Energy, Inc.	214,666	9,329,384
Xcel Energy, Inc.	699,249	27,648,305
		534,786,110
Gas Utilities - 0.2%
AGL Resources, Inc.	168,776	10,911,368
Atmos Energy Corp.	139,029	9,650,003
Chesapeake Utilities Corp.	20,319	1,265,874
Delta Natural Gas Co., Inc.	3,078	69,347
Gas Natural, Inc.	8,386	65,914
Laclede Group, Inc.	66,837	4,379,160
National Fuel Gas Co. (b)	136,023	6,213,531
New Jersey Resources Corp.	133,342	4,616,300
Northwest Natural Gas Co.	40,743	2,032,668
ONE Gas, Inc.	75,398	4,371,576
Piedmont Natural Gas Co., Inc.	110,311	6,553,577
Questar Corp.	239,149	5,923,721
South Jersey Industries, Inc.	102,766	2,615,395
Southwest Gas Corp.	71,765	4,377,665
UGI Corp.	238,124	8,801,063
WGL Holdings, Inc.	66,091	4,506,745
		76,353,907
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	8,158
Blue Earth, Inc. (a)(b)	48,167	5,525
Calpine Corp. (a)	465,731	5,849,581
Dynegy, Inc. (a)	157,850	1,591,128
EnSite Power, Inc.	7,410	509
NRG Energy, Inc.	440,862	4,752,492
NRG Yield, Inc.:
Class A	44,523	551,195
Class C (b)	93,579	1,223,078
Ormat Technologies, Inc.	50,068	1,910,595
Pattern Energy Group, Inc. (b)	75,196	1,276,828
Talen Energy Corp. (a)(b)	106,771	679,064
TerraForm Global, Inc. (b)	98,063	310,860
Terraform Power, Inc. (b)	102,309	986,259
The AES Corp. (b)	944,239	9,253,542
U.S. Geothermal, Inc. (a)(b)	163,207	88,164
Vivint Solar, Inc. (a)(b)	34,907	275,416
		28,762,394
Multi-Utilities - 1.2%
Alliant Energy Corp.	160,034	10,874,310
Ameren Corp.	338,328	15,884,500
Avista Corp.	105,247	3,978,337
Black Hills Corp. (b)	76,148	4,265,049
CenterPoint Energy, Inc.	597,986	11,140,479
CMS Energy Corp. (b)	376,056	14,876,775
Consolidated Edison, Inc.	410,614	28,747,086
Dominion Resources, Inc.	839,485	58,696,791
DTE Energy Co.	250,046	21,033,870
MDU Resources Group, Inc.	267,810	4,876,820
NiSource, Inc.	434,782	9,339,117
NorthWestern Energy Corp. (b)	67,502	4,007,594
PG&E Corp.	681,153	38,641,810
Public Service Enterprise Group, Inc.	714,118	30,464,274
SCANA Corp.	209,282	13,607,516
Sempra Energy	331,820	32,023,948
TECO Energy, Inc.	330,288	9,073,011
Unitil Corp.	19,695	774,604
Vectren Corp.	130,243	5,928,661
WEC Energy Group, Inc. (b)	441,476	24,877,173
		343,111,725
Water Utilities - 0.1%
American States Water Co.	52,884	2,242,810
American Water Works Co., Inc.	257,950	16,720,319
Aqua America, Inc.	258,851	7,913,075
Artesian Resources Corp. Class A	8,755	247,329
Cadiz, Inc. (a)(b)	14,651	70,911
California Water Service Group	71,976	1,779,247
Connecticut Water Service, Inc.	18,109	754,964
Middlesex Water Co.	14,151	396,511
Pure Cycle Corp. (a)(b)	17,116	79,418
SJW Corp.	25,048	908,240
York Water Co.	40,150	1,115,367
		32,228,191

TOTAL UTILITIES		1,015,242,327

TOTAL COMMON STOCKS
(Cost $22,457,658,668)		29,203,591,413
	Principal Amount	Value

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18 (b)
(Cost $20,495)	20,495	$ 20,085

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.44% 3/3/16 to 9/15/16 (c)
(Cost $14,986,872)	15,000,000	14,986,084
	Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.40% (d)	234,506,946	$234,506,946
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	1,685,340,519	1,685,340,519
TOTAL MONEY MARKET FUNDS
(Cost $1,919,847,465)		1,919,847,465
TOTAL INVESTMENT PORTFOLIO - 105.7%
(Cost $24,392,513,500)		31,138,445,047
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(1,679,698,803)
NET ASSETS - 100%		$29,458,746,244

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
903 CME E-mini S&P 500 Index Contracts (United States)	March 2016	87,116,925	$(3,543,830)
116 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2016	15,459,320	614,683
256 CME S&P 500 Index Contracts (United States)	March 2016	123,488,000	3,614,632
299 ICE Russell 2000 Index Contracts (United States)	March 2016	30,847,830	943,120
TOTAL FUTURES CONTRACTS			$1,628,605

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,986,084.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$499,731
Fidelity Securities Lending Cash Central Fund	13,890,086
Total	$14,389,817

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,970,639,061	$3,970,639,061	$--	$--
Consumer Staples	2,748,293,004	2,748,293,004	--	--
Energy	1,727,323,654	1,727,323,654	--	--
Financials	5,148,946,841	5,148,610,456	628	335,757
Health Care	4,148,134,168	4,147,662,847	--	471,321
Industrials	3,122,726,259	3,122,726,259	--	--
Information Technology	5,682,570,325	5,682,570,325	--	--
Materials	910,647,075	910,647,075	--	--
Telecommunication Services	729,068,699	728,935,764	--	132,935
Utilities	1,015,242,327	1,015,241,818	--	509
Corporate Bonds	20,085	--	20,085	--
U.S. Government and Government Agency Obligations	14,986,084	--	14,986,084	--
Money Market Funds	1,919,847,465	1,919,847,465	--	--
Total Investments in Securities:	$31,138,445,047	$31,122,497,728	$15,006,797	$940,522
Derivative Instruments:
Assets
Futures Contracts	$5,172,435	$5,172,435	$--	$--
Total Assets	$5,172,435	$5,172,435	$--	$--
Liabilities
Futures Contracts	$(3,543,830)	$(3,543,830)	$--	$--
Total Liabilities	$(3,543,830)	$(3,543,830)	$--	$--
Total Derivative Instruments:	$1,628,605	$1,628,605	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,172,435	$(3,543,830)
Total Equity Risk	5,172,435	(3,543,830)
Total Value of Derivatives	$5,172,435	$(3,543,830)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Spartan® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $1,635,031,175) — See accompanying schedule: Unaffiliated issuers (cost $22,472,666,035)	$29,218,597,582
Fidelity Central Funds (cost $1,919,847,465)	1,919,847,465
Total Investments (cost $24,392,513,500)		$31,138,445,047
Segregated cash with brokers for derivative instruments		752,669
Receivable for investments sold		5,515,184
Receivable for fund shares sold		23,761,370
Dividends receivable		64,388,046
Distributions receivable from Fidelity Central Funds		1,294,419
Receivable from investment adviser for expense reductions		354,277
Other receivables		2,376,418
Total assets		31,236,887,430
Liabilities
Payable to custodian bank	$260,215
Payable for investments purchased	4,257,806
Payable for fund shares redeemed	84,304,969
Accrued management fee	840,510
Payable for daily variation margin for derivative instruments	2,042,285
Other affiliated payables	684,672
Other payables and accrued expenses	410,210
Collateral on securities loaned, at value	1,685,340,519
Total liabilities		1,778,141,186
Net Assets		$29,458,746,244
Net Assets consist of:
Paid in capital		$22,691,911,245
Undistributed net investment income		96,302,178
Accumulated undistributed net realized gain (loss) on investments		(77,027,402)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,747,560,223
Net Assets		$29,458,746,244
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,932,568,223 ÷ 34,936,410 shares)		$55.32
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($18,866,595,455 ÷ 341,044,139 shares)		$55.32
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,199,718,638 ÷ 21,689,519 shares)		$55.31
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($800,303,577 ÷ 14,469,547 shares)		$55.31
Class F:
Net Asset Value, offering price and redemption price per share ($6,659,560,351 ÷ 120,371,635 shares)		$55.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2016
Investment Income
Dividends		$584,931,078
Interest		26,735
Income from Fidelity Central Funds (including $13,890,086 from security lending)		14,389,817
Total income		599,347,630
Expenses
Management fee	$10,478,397
Transfer agent fees	8,569,367
Independent trustees' compensation	129,362
Miscellaneous	42,575
Total expenses before reductions	19,219,701
Expense reductions	(4,469,483)	14,750,218
Net investment income (loss)		584,597,412
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	193,107,250
Futures contracts	(14,629,293)
Total net realized gain (loss)		178,477,957
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,197,507,785)
Futures contracts	(11,940,275)
Total change in net unrealized appreciation (depreciation)		(3,209,448,060)
Net gain (loss)		(3,030,970,103)
Net increase (decrease) in net assets resulting from operations		$(2,446,372,691)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2016	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$584,597,412	$506,880,820
Net realized gain (loss)	178,477,957	201,575,642
Change in net unrealized appreciation (depreciation)	(3,209,448,060)	2,774,794,616
Net increase (decrease) in net assets resulting from operations	(2,446,372,691)	3,483,251,078
Distributions to shareholders from net investment income	(577,075,341)	(439,015,704)
Distributions to shareholders from net realized gain	(159,400,626)	–
Total distributions	(736,475,967)	(439,015,704)
Share transactions - net increase (decrease)	3,139,186,419	2,735,964,444
Redemption fees	358,768	389,476
Total increase (decrease) in net assets	(43,303,471)	5,780,589,294
Net Assets
Beginning of period	29,502,049,715	23,721,460,421
End of period (including undistributed net investment income of $96,302,178 and undistributed net investment income of $103,296,310, respectively)	$29,458,746,244	$29,502,049,715

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Investor Class

Years ended February 28,	2016A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$61.58	$54.91	$44.05	$39.55	$38.56
Income from Investment Operations
Net investment income (loss)B	1.13	1.10	.92	.87	.68
Net realized and unrealized gain (loss)	(5.97)	6.51	10.74	4.40	.96
Total from investment operations	(4.84)	7.61	11.66	5.27	1.64
Distributions from net investment income	(1.11)	(.94)	(.80)	(.77)	(.65)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.42)	(.94)	(.80)	(.77)	(.65)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$55.32	$61.58	$54.91	$44.05	$39.55
Total ReturnD	(7.96)%	13.94%	26.62%	13.50%	4.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.90%	1.91%	1.85%	2.15%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$1,932,568	$1,943,259	$1,694,212	$1,305,435	$3,379,770
Portfolio turnover rateG	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advantage Class

Years ended February 28,	2016 A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$61.59	$54.91	$44.06	$39.56	$38.56
Income from Investment Operations
Net investment income (loss)B	1.16	1.13	.94	.89	.69
Net realized and unrealized gain (loss)	(5.98)	6.52	10.73	4.39	.97
Total from investment operations	(4.82)	7.65	11.67	5.28	1.66
Distributions from net investment income	(1.14)	(.97)	(.82)	(.78)	(.66)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.45)	(.97)	(.82)	(.78)	(.66)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$55.32	$61.59	$54.91	$44.06	$39.56
Total ReturnD	(7.92)%	14.02%	26.65%	13.53%	4.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.07%	.07%
Expenses net of all reductions	.05%	.05%	.06%	.07%	.07%
Net investment income (loss)	1.95%	1.96%	1.89%	2.18%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$18,866,595	$18,860,117	$14,943,835	$10,262,592	$6,536,903
Portfolio turnover rateG	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Class

Years ended February 28,	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$61.58	$54.91	$44.05	$39.55	$34.49
Income from Investment Operations
Net investment income (loss)C	1.17	1.13	.94	.89	.36
Net realized and unrealized gain (loss)	(5.98)	6.52	10.75	4.40	5.26
Total from investment operations	(4.81)	7.65	11.69	5.29	5.62
Distributions from net investment income	(1.15)	(.98)	(.83)	(.79)	(.56)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.46)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$55.31	$61.58	$54.91	$44.05	$39.55
Total ReturnE,F	(7.92)%	14.01%	26.69%	13.55%	16.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%	.07%	.07%	.07%	.07%I
Expenses net of fee waivers, if any	.04%	.04%	.05%	.06%	.06%I
Expenses net of all reductions	.04%	.04%	.05%	.06%	.06%I
Net investment income (loss)	1.96%	1.97%	1.90%	2.19%	2.03%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,199,719	$1,307,281	$1,254,047	$876,155	$693,534
Portfolio turnover rateJ	3%	2%	2%	3%	17%K

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advantage Institutional Class

Years ended February 28,	2016A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$61.58	$54.90	$44.05	$39.55	$34.49
Income from Investment Operations
Net investment income (loss)C	1.17	1.14	.95	.90	.36
Net realized and unrealized gain (loss)	(5.98)	6.52	10.73	4.39	5.26
Total from investment operations	(4.81)	7.66	11.68	5.29	5.62
Distributions from net investment income	(1.15)	(.98)	(.83)	(.79)	(.56)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.46)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$55.31	$61.58	$54.90	$44.05	$39.55
Total ReturnE,F	(7.91)%	14.04%	26.67%	13.57%	16.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.05%	.06%	.06%	.06%I
Expenses net of fee waivers, if any	.04%J	.04%K	.05%L	.05%L	.05%I,L
Expenses net of all reductions	.04%J	.04%K	.05%L	.05%L	.05%I,L
Net investment income (loss)	1.97%	1.97%	1.90%	2.20%	2.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$800,304	$1,022,585	$740,877	$546,329	$189,758
Portfolio turnover rateM	3%	2%	2%	3%	17%N

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents 0.35%.

 K Amount represents 0.38%.

 L Amount represents 0.45%.

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Class F

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$61.59	$54.92	$44.06	$39.56	$38.56
Income from Investment Operations
Net investment income (loss)B	1.17	1.14	.95	.90	.69
Net realized and unrealized gain (loss)	(5.98)	6.51	10.74	4.39	.97
Total from investment operations	(4.81)	7.65	11.69	5.29	1.66
Distributions from net investment income	(1.15)	(.98)	(.83)	(.79)	(.66)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.46)	(.98)	(.83)	(.79)	(.66)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$55.32	$61.59	$54.92	$44.06	$39.56
Total ReturnD,E	(7.91)%	14.01%	26.69%	13.55%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.04%I	.05%J	.05%J	.06%
Expenses net of fee waivers, if any	.04%H	.04%I	.05%J	.05%J	.06%
Expenses net of all reductions	.04%H	.04%I	.05%J	.05%J	.06%
Net investment income (loss)	1.97%	1.97%	1.90%	2.20%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$6,659,560	$6,368,808	$5,088,489	$2,833,198	$1,494,616
Portfolio turnover rateK	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount represents .035%.

 I Amount represents .038%.

 J Amount represents .045%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Spartan® Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2016	Past 1 year	Past 5 years	Past 10 years
Investor Class	(14.86)%	7.19%	6.43%
Fidelity Advantage® Class	(14.83)%	7.22%	6.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Extended Market Index Fund - Investor Class on February 28, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index℠ performed over the same period.

Period Ending Values
$18,641	Spartan® Extended Market Index Fund - Investor Class
$18,504	Dow Jones U.S. Completion Total Stock Market Index℠
Spartan® Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index returned -6.19% for the year ending February 29, 2016. Largely range-bound for the first half of the period, U.S. stocks suffered a steep, late-summer decline on concern about an economic slowdown in China. The market recovered in October, lifted by the U.S. Federal Reserve’s decision to delay raising near-term interest rates until mid-December. Investors also drew courage from a rate cut in China and economic stimulus in Europe. But continued oil-price weakness and U.S.-dollar strength, plus fresh worries about China and the Middle East, pushed the S&P 500® to its worst January since 2009, followed by a volatile but ultimately flattish February. Overall, growth-oriented and larger-cap stocks fared better than value and smaller-cap complements. In this environment, the tech-heavy Nasdaq Composite Index® returned -7.07% for the 12 months; the Russell 2000® Index, -14.97%. Few sectors within the broad-market S&P 500® gained ground, with a wide gap separating leaders from laggards. Despite increased competition among wireless carriers, telecommunication services (+8%) led the way, followed by the more defensive utilities sector (+6%). Rising wages and low inflation buoyed consumer staples (+4%), less so consumer discretionary (0%). Meanwhile, energy (-24%) foundered amid commodity weakness that also hurt materials (-17%). The financials sector(-12%) struggled as well.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes struggled, posting declines of about 15%, closely in line with the return of the Dow Jones U.S. Completion Total Stock Market Index℠. The biggest individual detractor was LinkedIn, a social networking company focused on the professional market. LinkedIn’s shares plunged in February 2016, after the company forecast worse-than-expected sales and earnings. Similarly, weaker-than-anticipated sales weighed on the shares of another social media stock, Twitter, which shed close to two-thirds of its value. Elsewhere, several energy companies – including natural gas supplier Cheniere Energy (-56%), independent oil and gas producer Whiting Petroleum (-88%), and energy service company Weatherford International (-50%) saw their stocks drop along with the price of oil. Meanwhile, in the alternative-energy space, SunEdison performed very poorly, as high indebtedness and various legal battles, among other factors, caused the stock to lose most of its value. The top-contributing stock was American Airlines Group, one of many airline companies to benefit from lower fuel prices. In the health care sector, several biotechnology stocks – such as Synegeva BioPharma, Receptos and Dyax – experienced huge gains after the companies agreed to be acquired by larger rivals.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Liberty Global PLC Class C	0.6	0.6
Tesla Motors, Inc.	0.5	0.6
Las Vegas Sands Corp.	0.5	0.4
Charter Communications, Inc. Class A	0.4	0.4
LinkedIn Corp. Class A	0.4	0.5
BioMarin Pharmaceutical, Inc.	0.4	0.5
Incyte Corp.	0.4	0.5
SBA Communications Corp. Class A	0.3	0.4
Markel Corp.	0.3	0.3
Liberty Interactive Corp. QVC Group Series A	0.3	0.3
	4.1

Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	24.4
Consumer Discretionary	16.5	16.1
Information Technology	16.5	15.3
Industrials	13.2	13.6
Health Care	11.8	13.7
Materials	4.5	4.6
Utilities	4.0	3.2
Consumer Staples	3.4	3.4
Energy	2.8	4.0
Telecommunication Services	1.2	1.1

Spartan® Extended Market Index Fund

Investments February 29, 2016

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	285,109	$4,168,294
Autoliv, Inc. (b)	340,177	36,137,003
Clean Diesel Technologies, Inc. (a)(b)	33,479	22,970
Cooper Tire & Rubber Co.	203,227	7,986,821
Cooper-Standard Holding, Inc. (a)(b)	69,407	5,084,063
Dana Holding Corp.	581,937	7,239,296
Dorman Products, Inc. (a)(b)	119,068	6,021,269
Drew Industries, Inc.	93,828	5,647,507
Federal-Mogul Corp. Class A (a)(b)	128,987	936,446
Fox Factory Holding Corp. (a)	77,051	1,150,371
Fuel Systems Solutions, Inc. (a)(b)	54,919	247,685
Gentex Corp. (b)	1,117,077	16,264,641
Gentherm, Inc. (a)	142,592	5,946,086
Horizon Global Corp. (a)	68,083	601,173
Lear Corp.	288,295	29,218,698
Metaldyne Performance Group, Inc. (b)	63,050	900,354
Modine Manufacturing Co. (a)	194,405	1,842,959
Motorcar Parts of America, Inc. (a)(b)	74,912	2,584,464
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	98,943	71,239
Shiloh Industries, Inc. (a)	30,442	132,118
Spartan Motors, Inc.	125,209	449,500
Standard Motor Products, Inc.	82,683	2,489,585
Stoneridge, Inc. (a)	102,814	1,237,881
Strattec Security Corp.	13,749	707,249
Superior Industries International, Inc.	94,712	1,870,562
Sypris Solutions, Inc. (a)	33,998	28,898
Tenneco, Inc. (a)	220,021	10,015,356
Tower International, Inc.	81,725	1,753,819
Unique Fabricating, Inc.	9,604	103,531
UQM Technologies, Inc. (a)(b)	137,888	83,422
Visteon Corp.	144,570	10,108,334
		161,051,594
Automobiles - 0.6%
Tesla Motors, Inc. (a)(b)	389,459	74,748,866
Thor Industries, Inc.	175,381	9,712,600
Winnebago Industries, Inc. (b)	112,011	2,097,966
		86,559,432
Distributors - 0.4%
Core-Mark Holding Co., Inc. (b)	90,079	6,632,517
Educational Development Corp.	16,502	187,133
Fenix Parts, Inc. (b)	45,422	226,202
LKQ Corp. (a)	1,178,582	32,528,863
Pool Corp. (b)	162,436	13,038,738
VOXX International Corp. (a)(b)	69,278	276,419
Weyco Group, Inc.	21,447	583,787
		53,473,659
Diversified Consumer Services - 0.7%
2U, Inc. (a)(b)	126,544	2,828,258
American Public Education, Inc. (a)	64,870	1,000,944
Apollo Education Group, Inc. Class A (non-vtg.) (a)	390,948	3,201,864
Ascent Capital Group, Inc. (a)(b)	47,464	659,750
Bridgepoint Education, Inc. (a)	58,229	368,590
Bright Horizons Family Solutions, Inc. (a)	168,175	10,657,250
Cambium Learning Group, Inc. (a)	48,546	215,544
Capella Education Co.	43,969	2,033,127
Career Education Corp. (a)	256,518	646,425
Carriage Services, Inc.	65,607	1,352,160
Chegg, Inc. (a)(b)	202,340	868,039
Collectors Universe, Inc.	19,242	306,910
DeVry, Inc. (b)	222,483	4,062,540
Graham Holdings Co.	17,353	8,470,173
Grand Canyon Education, Inc. (a)	185,510	7,231,180
Houghton Mifflin Harcourt Co. (a)	443,524	8,342,686
ITT Educational Services, Inc. (a)(b)	66,029	194,125
K12, Inc. (a)	122,984	1,204,013
Liberty Tax, Inc. (b)	23,124	392,646
LifeLock, Inc. (a)(b)	330,735	3,648,007
Lincoln Educational Services Corp. (a)	84,172	223,898
National American University Holdings, Inc. (b)	23,237	36,250
Regis Corp. (a)	150,570	2,157,668
Service Corp. International	754,718	17,750,967
ServiceMaster Global Holdings, Inc. (a)	520,795	19,753,754
Sotheby's Class A (Ltd. vtg.) (b)	226,764	5,158,881
Strayer Education, Inc. (a)	42,800	1,931,564
Universal Technical Institute, Inc.	75,572	295,487
Weight Watchers International, Inc. (a)(b)	103,789	1,221,597
		106,214,297
Hotels, Restaurants & Leisure - 3.8%
AG&E Holdings, Inc.	4,238	1,742
ARAMARK Holdings Corp.	872,100	27,401,382
Ark Restaurants Corp.	8,457	179,796
Belmond Ltd. Class A (a)	362,207	3,328,682
Biglari Holdings, Inc. (a)	6,073	2,239,237
BJ's Restaurants, Inc. (a)(b)	82,017	3,615,309
Bloomin' Brands, Inc.	477,196	8,250,719
Bob Evans Farms, Inc.	87,031	3,734,500
Bojangles', Inc. (a)(b)	32,768	473,825
Boyd Gaming Corp. (a)(b)	301,379	5,219,884
Bravo Brio Restaurant Group, Inc. (a)	63,389	495,068
Brinker International, Inc.	227,337	11,321,383
Buffalo Wild Wings, Inc. (a)(b)	72,871	11,560,984
Caesars Entertainment Corp. (a)(b)	166,261	1,502,999
Carrols Restaurant Group, Inc. (a)	128,836	1,709,654
Century Casinos, Inc. (a)	79,328	533,877
Chanticleer Holdings, Inc. (a)(b)	92,136	80,158
Choice Hotels International, Inc. (b)	137,168	7,109,417
Churchill Downs, Inc.	50,549	6,855,455
Chuy's Holdings, Inc. (a)(b)	65,176	2,088,239
ClubCorp Holdings, Inc.	263,944	3,502,537
Cosi, Inc. (a)(b)	94,577	59,962
Cracker Barrel Old Country Store, Inc. (b)	92,463	13,689,147
Dave & Buster's Entertainment, Inc. (a)	100,652	3,715,065
Del Frisco's Restaurant Group, Inc. (a)	95,251	1,470,675
Del Taco Restaurants, Inc. (a)	107,241	1,161,420
Denny's Corp. (a)	321,735	3,323,523
Diamond Resorts International, Inc. (a)(b)	203,949	4,444,049
DineEquity, Inc. (b)	66,966	6,125,380
Diversified Restaurant Holdings, Inc. (a)(b)	33,035	60,124
Domino's Pizza, Inc. (b)	210,105	27,952,369
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	32,067
Dover Motorsports, Inc.	22,686	50,590
Dunkin' Brands Group, Inc.	356,673	16,613,828
El Pollo Loco Holdings, Inc. (a)(b)	88,084	1,137,164
Eldorado Resorts, Inc. (a)	92,167	922,592
Empire Resorts, Inc. (a)(b)	9,364	115,926
Entertainment Gaming Asia, Inc. (a)	10,477	20,849
Extended Stay America, Inc. unit	274,286	4,053,947
Famous Dave's of America, Inc. (a)(b)	21,114	122,883
Fiesta Restaurant Group, Inc. (a)(b)	106,477	3,526,518
Flanigan's Enterprises, Inc.	1,120	20,227
Fogo de Chao, Inc. (b)	18,344	293,504
Full House Resorts, Inc. (a)	24,413	35,887
Gaming Partners International Corp. (a)	1,584	15,270
Golden Entertainment, Inc. (a)	33,424	345,938
Good Times Restaurants, Inc. (a)(b)	41,006	173,865
Habit Restaurants, Inc. Class A(a)(b)	45,637	948,337
Hilton Worldwide Holdings, Inc.	2,020,412	41,984,161
Hyatt Hotels Corp. Class A (a)(b)	111,765	5,157,955
Ignite Restaurant Group, Inc. (a)(b)	28,225	91,731
International Speedway Corp. Class A	111,755	3,854,430
Interval Leisure Group, Inc. (b)	157,792	2,043,406
Intrawest Resorts Holdings, Inc. (a)(b)	73,624	629,485
Isle of Capri Casinos, Inc. (a)	95,456	1,083,426
J. Alexanders Holdings, Inc. (a)	55,910	580,346
Jack in the Box, Inc.	138,305	9,508,469
Jamba, Inc. (a)(b)	61,744	819,343
Kona Grill, Inc. (a)(b)	36,570	541,967
Krispy Kreme Doughnuts, Inc. (a)(b)	248,724	3,641,319
La Quinta Holdings, Inc. (a)	337,443	3,664,631
Las Vegas Sands Corp.	1,414,474	68,290,805
Lindblad Expeditions Holdings (a)	89,178	861,459
Luby's, Inc. (a)	47,997	237,585
Marcus Corp.	79,026	1,476,206
Marriott Vacations Worldwide Corp.	104,316	6,316,334
MGM Mirage, Inc. (a)	1,814,789	34,353,956
Monarch Casino & Resort, Inc. (a)	40,804	820,976
Morgans Hotel Group Co. (a)	104,634	154,858
Nathan's Famous, Inc. (a)(b)	14,327	723,657
Noodles & Co. (a)(b)	86,399	1,108,499
Norwegian Cruise Line Holdings Ltd. (a)	611,408	30,038,475
Panera Bread Co. Class A (a)	90,648	18,782,266
Papa John's International, Inc. (b)	110,401	6,419,818
Papa Murphy's Holdings, Inc. (a)(b)	36,508	395,382
Peak Resorts, Inc. (b)	18,903	69,374
Penn National Gaming, Inc. (a)	279,009	3,861,485
Pinnacle Entertainment, Inc. (a)(b)	234,174	6,769,970
Planet Fitness, Inc. (a)(b)	56,167	804,873
Popeyes Louisiana Kitchen, Inc. (a)(b)	89,095	4,854,787
Potbelly Corp. (a)(b)	98,541	1,236,690
Rave Restaurant Group, Inc. (a)(b)	27,514	143,073
RCI Hospitality Holdings, Inc.	25,778	227,620
Red Lion Hotels Corp. (a)	62,437	460,785
Red Robin Gourmet Burgers, Inc. (a)(b)	53,135	3,459,089
Ruby Tuesday, Inc. (a)(b)	246,313	1,302,996
Ruth's Hospitality Group, Inc.	146,679	2,577,150
Scientific Games Corp. Class A (a)(b)	184,335	1,568,691
SeaWorld Entertainment, Inc. (b)	260,068	4,704,630
Shake Shack, Inc. Class A (b)	19,491	811,410
Six Flags Entertainment Corp. (b)	327,496	16,656,447
Sonic Corp.	193,399	5,680,129
Speedway Motorsports, Inc.	53,351	972,055
Texas Roadhouse, Inc. Class A	247,049	10,304,414
The Cheesecake Factory, Inc.	172,587	8,612,091
The ONE Group Hospitality, Inc. (a)	65	163
Town Sports International Holdings, Inc. (a)(b)	75,993	85,112
Vail Resorts, Inc.	141,080	17,975,003
Wendy's Co. (b)	843,696	7,905,432
Wingstop, Inc. (b)	29,477	702,142
Zoe's Kitchen, Inc. (a)(b)	76,269	2,664,076
		539,626,585
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	40,628	1,258,655
Beazer Homes U.S.A., Inc. (a)	97,397	712,946
CalAtlantic Group, Inc.	293,711	8,911,192
Cavco Industries, Inc. (a)	31,761	2,577,088
Century Communities, Inc. (a)(b)	55,973	881,015
Comstock Holding Companies, Inc. (a)	5,354	8,888
CSS Industries, Inc.	31,927	864,264
Dixie Group, Inc. (a)(b)	53,047	238,181
Emerson Radio Corp. (a)	24,397	22,445
Ethan Allen Interiors, Inc. (b)	108,182	3,086,432
Flexsteel Industries, Inc.	22,973	937,988
GoPro, Inc. Class A (a)(b)	297,878	3,538,791
Green Brick Partners, Inc. (a)(b)	103,995	635,409
Helen of Troy Ltd. (a)(b)	108,498	10,346,369
Hooker Furniture Corp.	43,930	1,402,246
Hovnanian Enterprises, Inc. Class A (a)(b)	504,242	761,405
Installed Building Products, Inc. (a)(b)	65,989	1,474,194
iRobot Corp. (a)(b)	114,922	3,601,655
Jarden Corp. (a)	799,689	42,287,554
KB Home (b)	331,802	4,047,984
Koss Corp. (a)	1,389	2,986
La-Z-Boy, Inc.	195,502	4,760,474
LGI Homes, Inc. (a)(b)	58,518	1,389,217
Libbey, Inc.	91,140	1,515,658
Lifetime Brands, Inc.	41,749	499,318
Live Ventures, Inc. (a)(b)	82,148	127,329
M.D.C. Holdings, Inc.	159,138	3,518,541
M/I Homes, Inc. (a)(b)	105,916	1,860,944
Meritage Homes Corp. (a)(b)	145,684	4,730,359
NACCO Industries, Inc. Class A	20,539	1,014,832
New Home Co. LLC (a)(b)	49,013	492,581
Nova LifeStyle, Inc. (a)(b)	55,913	72,128
NVR, Inc. (a)	14,181	23,214,297
Skullcandy, Inc. (a)	64,637	228,815
Skyline Corp. (a)	14,802	59,652
Stanley Furniture Co., Inc. (a)	37,789	95,984
Taylor Morrison Home Corp. (a)(b)	122,495	1,703,905
Tempur Sealy International, Inc. (a)(b)	237,822	13,715,195
Toll Brothers, Inc. (a)(b)	618,665	16,982,354
TopBuild Corp. (a)(b)	145,237	3,918,494
TRI Pointe Homes, Inc. (a)(b)	587,413	6,056,228
Tupperware Brands Corp.	192,579	9,621,247
Turtle Beach Corp. (a)(b)	43,489	43,924
UCP, Inc. (a)(b)	26,900	163,821
Universal Electronics, Inc. (a)	61,468	3,266,410
Vuzix Corp. (a)(b)	41,079	233,329
WCI Communities, Inc. (a)	71,459	1,232,668
William Lyon Homes, Inc. (a)(b)	78,434	930,227
Zagg, Inc. (a)(b)	108,836	1,134,071
		190,179,689
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	124,078	969,049
Blue Nile, Inc. (b)	48,062	1,252,496
CafePress, Inc. (a)	18,875	69,460
CVSL, Inc. (a)(b)	44,389	41,726
Etsy, Inc. (b)	67,695	537,498
EVINE Live, Inc. (a)(b)	215,780	109,854
FTD Companies, Inc. (a)(b)	72,622	1,688,462
Gaiam, Inc. Class A (a)	64,695	366,821
Groupon, Inc. Class A (a)(b)	1,701,732	8,134,279
HSN, Inc.	126,489	6,715,301
Lands' End, Inc. (a)(b)	66,814	1,607,545
Liberty Interactive Corp.:
(Venture Group) Series A (a)	523,450	19,205,381
QVC Group Series A (a)	1,806,881	45,858,640
Liberty TripAdvisor Holdings, Inc. (a)	259,073	5,282,498
NutriSystem, Inc.	114,343	2,326,880
Overstock.com, Inc. (a)	59,793	872,978
PetMed Express, Inc. (b)	85,301	1,407,467
Shutterfly, Inc. (a)	139,695	6,208,046
U.S. Auto Parts Network, Inc. (a)	51,915	142,766
Wayfair LLC Class A (a)(b)	93,294	3,635,667
		106,432,814
Leisure Products - 0.5%
Arctic Cat, Inc. (b)	47,692	833,656
Black Diamond, Inc. (a)(b)	93,828	403,460
Brunswick Corp.	348,583	14,828,721
Callaway Golf Co.	358,366	3,185,874
Escalade, Inc.	33,614	423,536
JAKKS Pacific, Inc. (a)(b)	75,785	548,683
Johnson Outdoors, Inc. Class A	22,481	493,008
Leapfrog Enterprises, Inc. Class A (a)	247,835	240,400
Malibu Boats, Inc. Class A (a)	73,220	1,131,249
Marine Products Corp.	22,297	163,883
MCBC Holdings, Inc. (a)	21,053	279,584
Nautilus, Inc. (a)	111,275	1,879,435
Polaris Industries, Inc.	235,490	20,701,926
Smith & Wesson Holding Corp. (a)	210,373	5,335,059
Sturm, Ruger & Co., Inc. (b)	72,704	5,111,818
Summer Infant, Inc. (a)	37,416	72,587
Vista Outdoor, Inc. (a)	240,833	11,873,067
		67,505,946
Media - 3.5%
A.H. Belo Corp. Class A	70,842	423,635
AMC Entertainment Holdings, Inc. Class A	89,192	2,143,284
AMC Networks, Inc. Class A (a)	235,037	15,404,325
Ballantyne of Omaha, Inc. (a)	47,765	194,881
Beasley Broadcast Group, Inc. Class A	5,286	18,237
Cable One, Inc.	17,459	7,482,404
Carmike Cinemas, Inc. (a)	98,980	2,171,621
Central European Media Enterprises Ltd. Class A (a)(b)	305,852	752,396
Charter Communications, Inc. Class A (a)(b)	293,629	52,724,023
Cinedigm Corp. (a)(b)	237,315	61,821
Cinemark Holdings, Inc.	405,820	13,432,642
Clear Channel Outdoor Holding, Inc. Class A	161,115	581,625
Crown Media Holdings, Inc. Class A (a)	151,945	667,039
Cumulus Media, Inc. Class A (a)(b)	615,106	153,777
Daily Journal Corp. (a)(b)	873	170,069
DISH Network Corp. Class A (a)	866,924	40,858,128
DreamWorks Animation SKG, Inc. Class A (a)(b)	274,311	7,038,820
E.W. Scripps Co. Class A (b)	203,673	3,515,396
Emmis Communications Corp. Class A (a)	99,045	52,494
Entercom Communications Corp. Class A (a)(b)	95,849	1,095,554
Entravision Communication Corp. Class A	226,807	1,750,950
Gannett Co., Inc.	446,885	6,819,465
Global Eagle Entertainment, Inc. (a)(b)	183,765	1,652,047
Gray Television, Inc. (a)	259,290	2,992,207
Harte-Hanks, Inc.	168,026	519,200
Hemisphere Media Group, Inc. (a)(b)	48,420	670,133
Insignia Systems, Inc. (a)	22,896	59,530
John Wiley & Sons, Inc. Class A	189,203	8,236,007
Journal Media Group, Inc.	62,931	756,431
Lee Enterprises, Inc. (a)(b)	197,525	262,708
Liberty Broadband Corp.:
Class A (a)	102,576	5,158,547
Class C (a)	248,016	12,492,566
Liberty Global PLC:
Class A (a)(b)	976,729	35,982,696
Class C (a)	2,366,417	85,096,322
LiLAC Class A (a)(b)	46,447	1,576,876
LiLAC Class C (a)(b)	115,885	4,251,821
Liberty Media Corp.:
Class A (a)	449,241	16,001,964
Class C (a)	697,418	24,339,888
Lions Gate Entertainment Corp. (b)	373,069	7,871,756
Live Nation Entertainment, Inc. (a)	564,903	12,422,217
Loral Space & Communications Ltd. (a)	52,109	1,670,615
Media General, Inc. (a)(b)	362,026	6,016,872
Meredith Corp.	144,351	6,277,825
MSG Network, Inc. Class A (a)(b)	237,750	3,903,855
National CineMedia, Inc.	242,387	3,623,686
New Media Investment Group, Inc.	159,578	2,494,204
Nexstar Broadcasting Group, Inc. Class A	117,453	5,247,800
NTN Communications, Inc. (a)(b)	1,287,167	154,460
Radio One, Inc. Class D (non-vtg.) (a)(b)	99,600	134,460
ReachLocal, Inc. (a)(b)	43,634	83,341
Reading International, Inc. Class A (a)	66,668	670,680
Regal Entertainment Group Class A (b)	266,518	5,247,739
RLJ Entertainment, Inc. (a)	337,819	172,288
Saga Communications, Inc. Class A	17,390	652,647
Salem Communications Corp. Class A	30,633	147,345
Scholastic Corp. (b)	103,406	3,622,312
Sinclair Broadcast Group, Inc. Class A	268,107	8,276,463
Sirius XM Holdings, Inc. (a)(b)	8,350,539	31,064,005
Sizmek, Inc. (a)	87,375	284,843
Spanish Broadcasting System, Inc. Class A (a)	17,489	56,839
SPAR Group, Inc. (a)	211,168	228,061
Starz Series A (a)(b)	315,812	7,955,304
The Madison Square Garden Co. (a)	78,689	12,196,795
The McClatchy Co. Class A (a)(b)	208,390	222,977
The New York Times Co. Class A (b)	504,012	6,335,431
Time, Inc.	436,583	6,155,820
Townsquare Media, Inc. (a)	37,107	361,793
Tribune Media Co. Class A (b)	314,699	11,297,694
Tribune Publishing Co.	77,532	650,493
World Wrestling Entertainment, Inc. Class A (b)	127,851	2,137,669
		505,199,818
Multiline Retail - 0.3%
Big Lots, Inc. (b)	187,809	7,596,874
Dillard's, Inc. Class A (b)	91,314	7,642,069
Fred's, Inc. Class A (b)	137,632	1,966,761
Gordmans Stores, Inc. (a)(b)	35,393	83,527
JC Penney Corp., Inc. (a)(b)	1,168,527	11,918,975
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	70,096	1,415,939
Sears Holdings Corp. (a)(b)	197,631	3,452,614
The Bon-Ton Stores, Inc. (b)	46,249	87,873
Tuesday Morning Corp. (a)(b)	176,292	1,186,445
		35,351,077
Specialty Retail - 2.6%
Aarons, Inc. Class A	251,844	5,789,894
Abercrombie & Fitch Co. Class A	256,435	7,449,437
Aeropostale, Inc. (a)(b)	296,378	60,757
America's Car Mart, Inc. (a)(b)	32,877	826,528
American Eagle Outfitters, Inc. (b)	686,984	10,483,376
Appliance Recycling Centers of America, Inc. (a)	2,967	2,641
Asbury Automotive Group, Inc. (a)	97,874	5,715,842
Ascena Retail Group, Inc. (a)(b)	667,314	5,638,803
Barnes & Noble Education, Inc. (a)(b)	156,009	1,666,176
Barnes & Noble, Inc. (b)	244,408	2,370,758
bebe stores, Inc. (b)	123,042	56,612
Big 5 Sporting Goods Corp.	72,081	987,510
Boot Barn Holdings, Inc. (a)(b)	56,501	574,050
Build-A-Bear Workshop, Inc. (a)	62,129	887,202
Burlington Stores, Inc. (a)	292,653	16,406,127
Cabela's, Inc. Class A (a)(b)	189,471	9,090,819
Caleres, Inc.	169,295	4,797,820
Chico's FAS, Inc.	536,505	6,845,804
Christopher & Banks Corp. (a)(b)	142,357	200,723
Citi Trends, Inc.	61,372	1,134,768
Conn's, Inc. (a)(b)	105,238	1,785,889
CST Brands, Inc.	291,240	9,447,826
Destination Maternity Corp.	47,814	386,337
Destination XL Group, Inc. (a)(b)	165,015	734,317
DGSE Companies, Inc. (a)	6,929	4,157
Dick's Sporting Goods, Inc.	346,958	14,735,306
DSW, Inc. Class A (b)	279,369	7,319,468
Express, Inc. (a)(b)	275,944	4,754,515
Finish Line, Inc. Class A	175,263	3,193,292
Five Below, Inc. (a)(b)	210,222	8,062,014
Foot Locker, Inc. (b)	530,277	33,142,313
Francesca's Holdings Corp. (a)(b)	164,101	2,966,946
Genesco, Inc. (a)	89,338	5,894,521
GNC Holdings, Inc.	320,446	9,126,302
Group 1 Automotive, Inc.	85,882	4,788,780
Guess?, Inc. (b)	238,877	5,100,024
Haverty Furniture Companies, Inc.	80,701	1,568,827
hhgregg, Inc. (a)(b)	51,212	88,597
Hibbett Sports, Inc. (a)(b)	91,692	3,255,066
Kirkland's, Inc.	59,206	846,054
Lithia Motors, Inc. Class A (sub. vtg.) (b)	90,946	8,432,513
Lumber Liquidators Holdings, Inc. (a)(b)	100,451	1,138,110
MarineMax, Inc. (a)	106,455	1,888,512
Mattress Firm Holding Corp. (a)(b)	80,837	3,640,090
Michaels Companies, Inc. (a)(b)	298,424	6,953,279
Monro Muffler Brake, Inc. (b)	123,067	8,414,091
Murphy U.S.A., Inc. (a)(b)	152,317	9,701,070
New York & Co., Inc. (a)	101,159	202,318
Office Depot, Inc. (a)	1,917,630	9,741,560
Outerwall, Inc. (b)	65,162	2,032,403
Pacific Sunwear of California, Inc. (a)(b)	152,515	29,435
Party City Holdco, Inc. (b)	93,488	924,596
Penske Automotive Group, Inc.	165,769	6,252,807
Perfumania Holdings, Inc. (a)	10,679	27,445
Pier 1 Imports, Inc.	336,151	1,660,586
Rent-A-Center, Inc. (b)	198,744	2,537,961
Restoration Hardware Holdings, Inc. (a)(b)	142,386	5,409,244
Sally Beauty Holdings, Inc. (a)	587,684	18,559,061
Sears Hometown & Outlet Stores, Inc. (a)	48,309	327,052
Select Comfort Corp. (a)	196,785	3,522,452
Shoe Carnival, Inc.	57,855	1,363,642
Sonic Automotive, Inc. Class A (sub. vtg.)	125,757	2,408,247
Sportsman's Warehouse Holdings, Inc. (a)(b)	92,196	1,195,782
Stage Stores, Inc.	118,625	996,450
Stein Mart, Inc.	120,516	893,024
Systemax, Inc. (a)	37,103	326,877
Tailored Brands, Inc.	188,760	2,914,454
Tandy Leather Factory, Inc. (a)	3,074	21,334
The Buckle, Inc. (b)	109,898	3,494,756
The Cato Corp. Class A (sub. vtg.)	104,360	3,777,832
The Children's Place Retail Stores, Inc. (b)	78,805	5,369,773
The Container Store Group, Inc. (a)(b)	57,080	308,803
Tile Shop Holdings, Inc. (a)(b)	111,509	1,407,244
Tilly's, Inc. (a)	41,468	298,155
Trans World Entertainment Corp. (a)	29,120	103,376
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	246,809	40,770,379
Vitamin Shoppe, Inc. (a)(b)	113,564	3,133,231
West Marine, Inc. (a)	56,548	462,563
Williams-Sonoma, Inc. (b)	321,402	16,748,258
Winmark Corp.	8,782	850,976
Zumiez, Inc. (a)(b)	83,973	1,734,882
		378,160,821
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	199,226	20,247,338
Charles & Colvard Ltd. (a)	45,090	37,876
Cherokee, Inc. (a)(b)	35,722	607,988
Columbia Sportswear Co.	112,448	6,692,905
Crocs, Inc. (a)(b)	286,683	2,806,627
Crown Crafts, Inc.	2,227	18,796
Culp, Inc.	37,424	953,564
Deckers Outdoor Corp. (a)(b)	122,104	6,906,202
Delta Apparel, Inc. (a)	17,128	289,121
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	26,917
Fossil Group, Inc. (a)(b)	159,710	7,491,996
G-III Apparel Group Ltd. (a)(b)	156,219	8,240,552
Iconix Brand Group, Inc. (a)(b)	180,793	1,572,899
Joe's Jeans, Inc. (a)	5,767	25,952
Kate Spade & Co. (a)(b)	493,367	9,778,534
Lakeland Industries, Inc. (a)(b)	24,535	292,457
lululemon athletica, Inc. (a)(b)	429,189	26,923,026
Movado Group, Inc. (b)	67,327	1,966,622
Oxford Industries, Inc.	58,518	4,250,162
Perry Ellis International, Inc. (a)	47,883	884,399
Rocky Brands, Inc.	27,150	312,497
Sequential Brands Group, Inc. (a)(b)	164,542	1,146,858
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	499,207	16,433,894
Steven Madden Ltd. (a)(b)	215,593	7,588,874
Superior Uniform Group, Inc.	29,286	519,827
Tumi Holdings, Inc. (a)(b)	220,888	4,362,538
Unifi, Inc. (a)	59,229	1,327,322
Vera Bradley, Inc. (a)	79,526	1,322,517
Vince Holding Corp. (a)	64,416	416,127
Wolverine World Wide, Inc. (b)	401,109	7,592,993
		141,037,380

TOTAL CONSUMER DISCRETIONARY		2,370,793,112

CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	36,090	6,788,890
Castle Brands, Inc. (a)(b)	356,392	295,520
Coca-Cola Bottling Co. Consolidated	18,708	3,268,662
Craft Brew Alliance, Inc. (a)(b)	36,075	298,340
Crystal Rock Holdings, Inc. (a)	4,384	3,420
MGP Ingredients, Inc. (b)	51,649	1,208,070
National Beverage Corp. (a)	47,215	1,795,114
Primo Water Corp. (a)	90,903	846,307
REED'S, Inc. (a)(b)	29,216	147,541
		14,651,864
Food & Staples Retailing - 0.7%
Andersons, Inc.	100,240	2,691,444
Casey's General Stores, Inc.	149,962	15,831,488
Chefs' Warehouse Holdings (a)(b)	70,559	1,331,448
Fairway Group Holdings Corp. (a)(b)	95,758	28,823
Fresh Market, Inc. (a)(b)	165,177	3,810,633
Ingles Markets, Inc. Class A	50,118	1,690,480
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	36,760	739,611
Performance Food Group Co.	61,655	1,524,728
PriceSmart, Inc.	74,804	5,779,357
Rite Aid Corp. (a)	4,043,473	32,145,610
Smart & Final Stores, Inc. (a)	108,668	1,765,855
SpartanNash Co.	149,652	4,107,947
Sprouts Farmers Market LLC (a)(b)	556,466	15,848,152
SUPERVALU, Inc. (a)	1,015,688	5,190,166
United Natural Foods, Inc. (a)(b)	190,820	5,888,705
Village Super Market, Inc. Class A	24,173	640,826
Weis Markets, Inc.	50,671	2,109,434
		101,124,707
Food Products - 1.8%
Alico, Inc.	12,666	303,224
Amplify Snack Brands, Inc. (b)	62,635	644,514
Arcadia Biosciences, Inc. (b)	26,228	74,488
B&G Foods, Inc. Class A	225,416	7,797,139
Blue Buffalo Pet Products, Inc. (a)(b)	133,182	2,437,231
Bunge Ltd.	551,748	27,432,911
Cal-Maine Foods, Inc. (b)	119,717	6,390,493
Calavo Growers, Inc. (b)	57,291	3,068,506
Coffee Holding Co., Inc. (a)	9,926	32,458
Darling International, Inc. (a)	634,441	5,716,313
Dean Foods Co. (b)	346,068	6,675,652
Diamond Foods, Inc. (a)	103,058	3,900,771
Farmer Brothers Co. (a)(b)	26,512	698,856
Flowers Foods, Inc.	720,381	12,340,127
Fresh Del Monte Produce, Inc.	130,882	5,249,677
Freshpet, Inc. (a)(b)	62,817	417,733
Golden Enterprises Ltd.	2,595	12,171
Ingredion, Inc.	275,401	27,876,089
Inventure Foods, Inc. (a)(b)	76,402	467,580
J&J Snack Foods Corp.	58,902	6,525,753
John B. Sanfilippo & Son, Inc.	34,955	2,432,868
Lancaster Colony Corp.	74,931	7,625,728
Landec Corp. (a)	103,509	1,044,406
Lifeway Foods, Inc. (a)	18,911	213,505
Limoneira Co. (b)	40,031	558,833
Omega Protein Corp. (a)	88,937	2,112,254
Pilgrim's Pride Corp. (b)	247,704	6,056,363
Pinnacle Foods, Inc.	419,713	18,127,404
Post Holdings, Inc. (a)	238,899	16,593,925
RiceBran Technologies (a)	15,640	19,394
Rocky Mountain Chocolate Factory, Inc.	3,001	30,940
S&W Seed Co. (a)(b)	38,997	163,397
Sanderson Farms, Inc. (b)	74,629	6,810,643
Seaboard Corp. (a)(b)	1,110	3,246,750
Seneca Foods Corp. Class A (a)(b)	25,855	859,937
Snyders-Lance, Inc. (b)	285,770	6,735,022
The Hain Celestial Group, Inc. (a)(b)	397,608	14,699,568
Tootsie Roll Industries, Inc. (b)	89,616	2,986,005
TreeHouse Foods, Inc. (a)(b)	209,784	17,709,965
WhiteWave Foods Co. (a)	679,196	26,298,469
		252,387,062
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	175,636	2,376,355
Energizer Holdings, Inc.	243,003	9,462,537
HRG Group, Inc. (a)	483,090	5,623,168
Ocean Bio-Chem, Inc. (a)	26,292	52,321
Oil-Dri Corp. of America	22,679	835,494
Orchids Paper Products Co. (b)	37,978	1,045,155
Spectrum Brands Holdings, Inc. (b)	103,695	9,930,870
WD-40 Co.	53,577	5,786,316
		35,112,216
Personal Products - 0.5%
Avon Products, Inc.	1,675,723	6,384,505
CCA Industries, Inc. (a)	3,083	10,760
Coty, Inc. Class A (b)	308,328	8,781,181
Cyanotech Corp. (a)	3,808	16,374
DS Healthcare Group, Inc. (a)(b)	37,637	54,197
Edgewell Personal Care Co. (a)	229,214	17,523,410
Elizabeth Arden, Inc. (a)(b)	100,149	620,924
Herbalife Ltd. (a)(b)	249,417	13,655,581
Inter Parfums, Inc.	69,261	1,752,996
LifeVantage Corp. (a)(b)	54,235	541,808
Mannatech, Inc. (a)	4,519	81,929
MediFast, Inc.	44,703	1,356,736
MYOS Corp. (a)	849	1,316
Natural Alternatives International, Inc. (a)	20,104	248,888
Natural Health Trends Corp. (b)	26,106	813,724
Nature's Sunshine Products, Inc.	31,943	267,682
Nu Skin Enterprises, Inc. Class A (b)	220,868	6,734,265
Nutraceutical International Corp. (a)	30,812	756,126
Reliv International, Inc. (a)	10,690	10,156
Revlon, Inc. (a)	50,358	1,762,530
Synutra International, Inc. (a)(b)	75,905	386,356
The Female Health Co. (a)	72,631	140,178
United-Guardian, Inc.	6,016	134,638
USANA Health Sciences, Inc. (a)(b)	21,579	2,432,385
		64,468,645
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	151,132	145,087
Alliance One International, Inc. (a)	33,481	349,207
Universal Corp. (b)	85,454	4,655,534
Vapor Corp. (a)	8,630	22
Vector Group Ltd. (b)	340,661	7,913,555
		13,063,405

TOTAL CONSUMER STAPLES		480,807,899

ENERGY - 2.8%
Energy Equipment & Services - 1.0%
Archrock, Inc. (a)	263,382	1,050,894
Aspen Aerogels, Inc. (a)	85,012	310,294
Atwood Oceanics, Inc. (b)	218,277	1,501,746
Basic Energy Services, Inc. (a)(b)	124,305	217,534
Bristow Group, Inc.	132,485	2,015,097
C&J Energy Services Ltd. (a)(b)	173,468	178,672
Carbo Ceramics, Inc. (b)	73,233	1,463,928
Core Laboratories NV (b)	162,208	17,022,108
Dawson Geophysical Co. (a)	74,501	254,048
Dril-Quip, Inc. (a)	145,438	7,890,012
EcoStim Energy Solutions, Inc. (a)	45,860	110,523
ENGlobal Corp. (a)	49,530	40,629
Enservco Corp. (a)(b)	77,749	37,327
Era Group, Inc. (a)(b)	75,717	698,111
Exterran Corp. (a)	145,808	1,988,821
Fairmount Santrol Holidings, Inc. (a)(b)	239,409	474,030
Forbes Energy Services Ltd. (a)(b)	27,033	7,950
Forum Energy Technologies, Inc. (a)(b)	265,515	3,122,456
Frank's International NV (b)	147,960	2,055,164
Geospace Technologies Corp. (a)(b)	53,804	600,991
Glori Energy, Inc. (a)(b)	55,391	6,647
GreenHunter Energy, Inc. (a)	80,259	7,424
Gulf Island Fabrication, Inc.	51,115	455,435
Gulfmark Offshore, Inc. Class A (a)(b)	96,074	344,906
Helix Energy Solutions Group, Inc. (a)	378,145	1,474,766
Hornbeck Offshore Services, Inc. (a)(b)	118,257	1,015,828
Independence Contract Drilling, Inc. (a)(b)	59,282	228,236
ION Geophysical Corp. (a)(b)	31,686	98,227
Key Energy Services, Inc. (a)(b)	479,802	109,875
Matrix Service Co. (a)	104,089	1,914,197
McDermott International, Inc. (a)(b)	958,156	3,161,915
Mitcham Industries, Inc. (a)(b)	40,926	134,647
Nabors Industries Ltd.	1,082,581	7,751,280
Natural Gas Services Group, Inc. (a)(b)	50,527	912,518
Newpark Resources, Inc. (a)	318,031	1,186,256
Noble Corp. (b)	916,136	7,631,413
Oceaneering International, Inc.	377,254	10,419,755
Oil States International, Inc. (a)	196,207	5,122,965
Parker Drilling Co. (a)	477,721	745,245
Patterson-UTI Energy, Inc.	560,394	8,708,523
PHI, Inc. (non-vtg.) (a)	47,780	871,507
Pioneer Energy Services Corp. (a)	267,695	366,742
Profire Energy, Inc. (a)	83,066	65,323
RigNet, Inc. (a)(b)	52,479	692,723
Rowan Companies PLC (b)	474,542	6,320,899
RPC, Inc. (b)	238,317	3,233,962
SAExploration Holdings, Inc. (a)	4,850	5,772
SEACOR Holdings, Inc. (a)(b)	68,593	3,319,215
Seventy Seven Energy, Inc. (a)(b)	162,514	78,007
Steel Excel, Inc. (a)	1,379	19,692
Superior Energy Services, Inc. (b)	585,387	6,017,778
Synthesis Energy Systems, Inc. (a)(b)	247,060	228,531
Tesco Corp. (b)	153,784	1,113,396
TETRA Technologies, Inc. (a)	316,221	1,593,754
Tidewater, Inc. (b)	175,026	1,006,400
U.S. Silica Holdings, Inc. (b)	206,496	3,962,658
Unit Corp. (a)(b)	202,179	1,083,679
Weatherford International Ltd. (a)	2,995,357	19,170,285
Willbros Group, Inc. (a)	147,556	193,298
		141,814,014
Oil, Gas & Consumable Fuels - 1.8%
Abraxas Petroleum Corp. (a)(b)	360,502	324,452
Adams Resources & Energy, Inc.	9,909	324,222
Aemetis, Inc.(a)(b)	44,295	81,060
Alon U.S.A. Energy, Inc. (b)	122,696	1,209,783
Amyris, Inc. (a)(b)	158,493	239,324
Antero Resources Corp. (a)(b)	303,947	6,945,189
Approach Resources, Inc. (a)(b)	134,203	101,176
Ardmore Shipping Corp.	91,732	737,525
Barnwell Industries, Inc. (a)	11,298	14,913
Bill Barrett Corp. (a)(b)	182,682	522,471
Bonanza Creek Energy, Inc. (a)(b)	146,972	273,368
California Resources Corp. (b)	1,542,715	867,160
Callon Petroleum Co. (a)	294,799	1,880,818
Carrizo Oil & Gas, Inc. (a)(b)	205,814	4,425,001
Centrus Energy Corp. Class A (a)(b)	22,164	29,256
Cheniere Energy, Inc. (a)	910,436	32,548,087
Clayton Williams Energy, Inc. (a)(b)	22,909	335,159
Clean Energy Fuels Corp. (a)(b)	265,500	764,640
Cloud Peak Energy, Inc. (a)(b)	245,192	416,826
Cobalt International Energy, Inc. (a)(b)	1,318,997	3,508,532
Comstock Resources, Inc. (a)(b)	164,381	133,149
Contango Oil & Gas Co. (a)	70,084	422,607
Continental Resources, Inc. (a)(b)	317,370	7,356,637
CVR Energy, Inc.	62,814	1,485,551
Dakota Plains Holdings, Inc. (a)(b)	515,397	85,041
Delek U.S. Holdings, Inc.	207,812	3,287,586
Denbury Resources, Inc. (b)	1,344,858	1,721,418
Diamondback Energy, Inc.	273,175	19,463,719
Earthstone Energy, Inc. (a)(b)	8,088	89,777
Eclipse Resources Corp. (a)(b)	183,229	173,829
Emerald Oil, Inc. (a)(b)	12,898	10,317
Energen Corp. (b)	365,845	9,687,576
Energy XXI (Bermuda) Ltd. (b)	397,008	147,766
EP Energy Corp. (a)(b)	144,956	249,324
Evolution Petroleum Corp.	101,231	437,318
EXCO Resources, Inc. (a)(b)	720,767	756,805
FieldPoint Petroleum Corp. (a)	9,981	4,791
Gastar Exploration, Inc. (a)(b)	271,506	187,339
Gener8 Maritime, Inc. (a)(b)	65,202	404,904
Gevo, Inc. (a)(b)	62,494	23,760
Green Plains, Inc.	140,896	1,916,186
Gulfport Energy Corp. (a)	424,380	10,185,120
Halcon Resources Corp. (a)(b)	316,044	183,558
Hallador Energy Co. (b)	57,447	277,469
Harvest Natural Resources, Inc. (a)(b)	160,875	85,376
HollyFrontier Corp.	709,328	23,989,473
Houston American Energy Corp. (a)	98,796	17,052
Isramco, Inc. (a)(b)	3,497	285,006
Jones Energy, Inc. (a)(b)	119,590	179,385
Kosmos Energy Ltd. (a)(b)	550,070	2,684,342
Laredo Petroleum, Inc. (a)(b)	490,065	2,504,232
Lilis Energy, Inc. (a)	324,187	51,546
Lucas Energy, Inc. (a)(b)	1,012	3,046
Magellan Petroleum Corp. (a)(b)	20,946	20,737
Magnum Hunter Resources Corp. warrants 4/16/16 (a)(b)	45,510	0
Matador Resources Co. (a)(b)	296,166	4,780,119
Memorial Resource Development Corp. (a)	357,922	3,461,106
Mexco Energy Corp. (a)	2,119	5,107
Northern Oil & Gas, Inc. (a)(b)	216,184	722,055
Oasis Petroleum, Inc. (a)(b)	677,269	3,650,480
Pacific Ethanol, Inc. (a)	83,671	329,664
Panhandle Royalty Co. Class A	62,313	968,344
Par Petroleum Corp. (a)(b)	110,262	2,172,161
Parsley Energy, Inc. Class A (a)	408,068	7,500,290
PBF Energy, Inc. Class A	376,242	11,362,508
PDC Energy, Inc. (a)(b)	155,809	7,807,589
Peabody Energy Corp. (b)	70,045	170,910
Pedevco Corp. (a)(b)	61,846	14,843
Petroquest Energy, Inc. (a)(b)	221,568	94,166
PrimeEnergy Corp. (a)	4,530	211,959
QEP Resources, Inc.	613,501	5,987,770
Renewable Energy Group, Inc. (a)	143,701	1,047,580
Resolute Energy Corp. (a)(b)	282,032	143,836
Rex American Resources Corp. (a)(b)	25,431	1,284,266
Rex Energy Corp. (a)(b)	201,679	119,071
Rice Energy, Inc. (a)(b)	312,238	2,860,100
Ring Energy, Inc. (a)(b)	100,968	422,046
RSP Permian, Inc. (a)(b)	270,936	6,478,080
Sanchez Energy Corp. (a)(b)	236,137	840,648
SemGroup Corp. Class A	172,754	3,282,326
SM Energy Co. (b)	271,975	2,458,654
Solazyme, Inc. (a)(b)	251,960	393,058
Stone Energy Corp. (a)(b)	219,405	340,078
Synergy Resources Corp. (a)(b)	444,115	2,775,719
Syntroleum Corp. (a)(b)	21,880	0
Targa Resources Corp. (b)	628,609	16,897,010
Teekay Corp. (b)	179,619	1,436,952
Tengasco, Inc. (a)	730,147	91,268
Torchlight Energy Resources, Inc. (a)(b)	82,228	42,759
TransAtlantic Petroleum Ltd. (a)	79,564	49,338
Triangle Petroleum Corp. (a)(b)	288,021	92,167
U.S. Energy Corp. (a)	99,524	35,570
Ultra Petroleum Corp. (a)(b)	570,926	203,250
Uranium Energy Corp. (a)(b)	393,299	338,670
Uranium Resources, Inc. (a)(b)	273,879	61,623
VAALCO Energy, Inc. (a)	208,727	221,251
Vertex Energy, Inc. (a)(b)	54,529	81,794
W&T Offshore, Inc. (a)(b)	130,520	237,546
Warren Resources, Inc. (a)(b)	299,550	23,814
Western Refining, Inc.	267,033	7,121,770
Westmoreland Coal Co. (a)(b)	66,816	410,918
Whiting Petroleum Corp. (a)(b)	788,945	3,163,669
World Fuel Services Corp.	275,023	12,873,827
WPX Energy, Inc. (a)(b)	906,208	3,724,515
Yuma Energy, Inc. (a)	106,091	20,072
Zion Oil & Gas, Inc. (a)	112,487	196,852
Zion Oil & Gas, Inc. rights 3/31/16 (b)	1,124	0
		263,069,872

TOTAL ENERGY		404,883,886

FINANCIALS - 25.5%
Banks - 5.7%
1st Century Bancshares, Inc. (a)	117	914
1st Source Corp.	71,543	2,178,484
Access National Corp.	28,887	537,298
ACNB Corp.	12,934	279,504
Allegiance Bancshares, Inc. (a)(b)	22,240	383,862
American National Bankshares, Inc.	28,161	715,008
American River Bankshares (a)	8,231	84,779
Ameris Bancorp	106,214	2,866,716
AmeriServ Financial, Inc.	14,728	45,215
Ames National Corp. (b)	27,281	638,648
Anchor Bancorp (a)	1,958	44,388
Arrow Financial Corp.	47,494	1,242,918
Associated Banc-Corp.	566,459	9,743,095
Atlantic Capital Bancshares, Inc. (a)	26,528	345,129
Auburn National Bancorp., Inc.	3,534	91,884
Avenue Financial Holdings, Inc.	10,920	199,072
Banc of California, Inc.	131,162	2,010,713
BancFirst Corp.	35,772	2,021,118
Bancorp, Inc., Delaware (a)(b)	154,431	736,636
BancorpSouth, Inc. (b)	313,771	6,250,318
Bank of Hawaii Corp.	175,432	11,139,932
Bank of Marin Bancorp	20,304	1,002,205
Bank of South Carolina Corp.	10,268	164,699
Bank of the Ozarks, Inc. (b)	309,310	11,704,290
BankUnited, Inc.	392,096	12,594,124
Bankwell Financial Group, Inc.	9,668	189,299
Banner Corp.	91,935	3,650,739
Bar Harbor Bankshares	22,746	752,665
Baylake Corp.	26,171	378,694
BBCN Bancorp, Inc.	311,125	4,452,199
BCB Bancorp, Inc.	9,297	91,390
Berkshire Hills Bancorp, Inc.	129,777	3,350,842
Blue Hills Bancorp, Inc.	118,588	1,636,514
BNC Bancorp	147,642	2,994,180
BOK Financial Corp. (b)	82,066	4,010,565
Boston Private Financial Holdings, Inc. (b)	349,734	3,693,191
Bridge Bancorp, Inc.	41,995	1,193,078
Brookline Bancorp, Inc., Delaware	288,529	3,032,440
Bryn Mawr Bank Corp.	81,577	2,050,030
C & F Financial Corp.	11,407	457,763
C1 Financial, Inc. (a)	34,746	780,048
California First National Bancorp	1,545	20,162
Camden National Corp.	29,600	1,148,776
Capital Bank Financial Corp. Series A	100,294	2,953,658
Capital City Bank Group, Inc.	39,065	562,536
Cardinal Financial Corp.	145,520	2,802,715
Carolina Bank Holdings, Inc. (a)	222	3,306
Carolina Financial Corp.	41,054	689,707
Cascade Bancorp (a)	114,458	613,495
Cathay General Bancorp	293,353	7,829,592
CB Financial Services, Inc.	38	751
Centerstate Banks of Florida, Inc.	204,586	2,864,204
Central Pacific Financial Corp.	129,311	2,577,168
Central Valley Community Bancorp	14,885	179,662
Century Bancorp, Inc. Class A (non-vtg.)	7,814	308,262
Chemical Financial Corp.	155,619	5,264,591
Chemung Financial Corp.	11,097	299,952
CIT Group, Inc.	653,231	19,472,816
Citizens & Northern Corp.	49,346	981,985
Citizens Holding Co.	12,650	290,318
City Holding Co. (b)	78,433	3,456,542
CNB Financial Corp., Pennsylvania	43,829	777,088
CoBiz, Inc.	148,931	1,615,901
Codorus Valley Bancorp, Inc.	25,431	509,129
Colony Bankcorp, Inc. (a)	4,518	38,493
Columbia Banking Systems, Inc.	228,552	6,589,154
Commerce Bancshares, Inc.	323,886	13,758,677
Community Bank System, Inc.	184,395	6,828,147
Community Bankers Trust Corp. (a)	391	1,916
Community Financial Corp.	16,726	320,972
Community Trust Bancorp, Inc.	69,101	2,330,086
CommunityOne Bancorp (a)	68,676	881,800
ConnectOne Bancorp, Inc.	121,702	1,876,645
County Bancorp, Inc.	25,129	485,744
CU Bancorp (a)	41,670	911,740
Cullen/Frost Bankers, Inc.	208,815	10,008,503
Customers Bancorp, Inc. (a)	96,782	2,192,112
CVB Financial Corp.	407,258	6,324,717
DNB Financial Corp.	1,770	50,941
Eagle Bancorp, Inc. (a)	122,015	5,593,168
East West Bancorp, Inc.	548,053	16,425,148
Eastern Virginia Bankshares, Inc.	8,987	61,112
Enterprise Bancorp, Inc.	21,548	489,786
Enterprise Financial Services Corp.	78,596	2,179,467
Evans Bancorp, Inc.	31	760
Farmers Capital Bank Corp.	28,648	736,540
Farmers National Banc Corp.	58,124	494,054
FCB Financial Holdings, Inc. Class A (a)	32,156	965,002
Fidelity Southern Corp.	76,312	1,143,917
Financial Institutions, Inc.	56,668	1,502,835
First Bancorp, North Carolina	78,950	1,459,786
First Bancorp, Puerto Rico (a)(b)	447,555	1,199,447
First Bancshares, Inc.	1,969	35,442
First Busey Corp.	96,210	1,823,180
First Business Finance Services, Inc.	37,553	792,744
First Citizen Bancshares, Inc.	36,056	8,441,791
First Commonwealth Financial Corp.	367,622	3,157,873
First Community Bancshares, Inc.	63,650	1,152,065
First Community Corp.	876	11,607
First Connecticut Bancorp, Inc.	52,765	848,989
First Financial Bancorp, Ohio	253,298	4,247,807
First Financial Bankshares, Inc. (b)	256,766	6,781,190
First Financial Corp., Indiana	50,606	1,667,468
First Foundation, Inc. (a)	44,930	975,880
First Horizon National Corp.	904,285	10,869,506
First Internet Bancorp	16,086	420,166
First Interstate Bancsystem, Inc.	99,832	2,675,498
First Merchants Corp.	163,473	3,627,466
First Midwest Bancorp, Inc., Delaware	350,526	5,853,784
First NBC Bank Holding Co. (a)	63,027	1,486,177
First Niagara Financial Group, Inc.	1,351,263	12,485,670
First Northwest Bancorp	359	4,516
First of Long Island Corp.	47,172	1,313,268
First Republic Bank	550,319	33,866,631
First South Bancorp, Inc., Virginia	39,689	325,847
First United Corp. (a)	14,602	151,277
FirstMerit Corp.	635,572	12,476,278
Flushing Financial Corp.	128,655	2,656,726
FNB Corp., Pennsylvania	791,233	9,716,341
Franklin Financial Network, Inc.	12,103	332,469
Fulton Financial Corp.	674,238	8,502,141
German American Bancorp, Inc.	53,103	1,661,701
Glacier Bancorp, Inc. (b)	290,763	6,925,975
Glen Burnie Bancorp	18,661	198,926
Great Southern Bancorp, Inc.	40,977	1,539,506
Great Western Bancorp, Inc.	194,520	4,787,137
Green Bancorp, Inc. (a)	35,071	250,758
Guaranty Bancorp	70,440	1,048,852
Hampton Roads Bankshares, Inc. (a)	275,254	462,427
Hancock Holding Co.	292,361	6,744,768
Hanmi Financial Corp.	125,047	2,604,729
Heartland Financial U.S.A., Inc.	72,319	2,126,179
Heritage Commerce Corp.	82,235	767,253
Heritage Financial Corp., Washington	130,856	2,282,129
Heritage Oaks Bancorp	87,401	634,531
Hilltop Holdings, Inc. (a)	307,403	5,127,482
Home Bancshares, Inc.	239,805	9,477,094
HomeTrust Bancshares, Inc. (a)	82,069	1,445,235
Horizon Bancorp Industries	36,474	882,671
Howard Bancorp, Inc. (a)	18,478	229,682
IBERIABANK Corp.	135,153	6,444,095
Independent Bank Corp.	94,433	1,390,998
Independent Bank Corp., Massachusetts	109,596	4,734,547
Independent Bank Group, Inc.	44,978	1,236,895
International Bancshares Corp.	239,742	5,406,182
Investar Holding Corp.	5,343	76,779
Investors Bancorp, Inc.	1,358,047	15,373,092
Jacksonville Bancorp, Inc. (a)	5,933	94,572
Lakeland Bancorp, Inc.	139,107	1,391,070
Lakeland Financial Corp.	76,194	3,254,246
Landmark Bancorp, Inc.	37	907
LCNB Corp.	31,620	505,920
LegacyTexas Financial Group, Inc.	175,731	3,119,225
Live Oak Bancshares, Inc. (b)	16,989	224,934
Macatawa Bank Corp.	68,107	415,453
MainSource Financial Group, Inc.	86,682	1,794,317
MB Financial, Inc. (b)	278,373	8,495,944
MBT Financial Corp.	27,761	226,807
Mercantile Bank Corp.	60,814	1,372,572
Merchants Bancshares, Inc.	19,984	577,538
Middleburg Financial Corp.	14,592	305,119
Middlefield Banc Corp.	60	2,028
Midsouth Bancorp, Inc.	31,992	218,825
MidWestOne Financial Group, Inc.	25,568	666,302
Monarch Financial Holdings, Inc.	18,568	282,234
MutualFirst Financial, Inc.	10,915	267,418
National Bank Holdings Corp.	138,299	2,674,703
National Bankshares, Inc. (b)	24,996	831,367
National Commerce Corp. (b)	9,411	207,324
National Penn Bancshares, Inc.	543,420	6,048,265
NBT Bancorp, Inc.	208,394	5,376,565
NewBridge Bancorp	171,779	1,877,544
Northeast Bancorp	20,002	198,220
Northrim Bancorp, Inc.	23,983	579,909
Norwood Financial Corp.	3,693	98,271
OFG Bancorp (b)	177,904	1,035,401
Ohio Valley Banc Corp.	8,415	189,338
Old Line Bancshares, Inc.	14,975	266,855
Old National Bancorp, Indiana	414,416	4,624,883
Old Point Financial Corp.	1,505	27,150
Old Second Bancorp, Inc. (a)	99,483	665,541
Opus Bank	69,045	2,227,392
Orrstown Financial Services, Inc.	21,236	373,541
Pacific Continental Corp.	71,890	1,109,982
Pacific Mercantile Bancorp (a)	39,140	271,240
Pacific Premier Bancorp, Inc. (a)	84,093	1,728,111
PacWest Bancorp	430,153	13,842,324
Park National Corp. (b)	57,652	4,911,374
Park Sterling Corp.	181,932	1,133,436
Patriot National Bancorp, Inc. (a)	1,402	18,226
Peapack-Gladstone Financial Corp.	58,745	973,992
Penns Woods Bancorp, Inc. (b)	16,004	619,515
People's Utah Bancorp	7,475	113,620
Peoples Bancorp of North Carolina	1,842	34,224
Peoples Bancorp, Inc. (b)	74,884	1,335,931
Peoples Financial Corp., Mississippi (a)	7,232	64,076
Peoples Financial Services Corp. (b)	25,706	931,071
Pinnacle Financial Partners, Inc.	139,321	6,460,315
Popular, Inc.	399,394	10,583,941
Porter Bancorp, Inc. (a)	3,733	4,293
Preferred Bank, Los Angeles	51,965	1,483,601
Premier Financial Bancorp, Inc.	10,929	169,400
PrivateBancorp, Inc.	304,069	10,447,811
Prosperity Bancshares, Inc. (b)	254,625	10,299,581
QCR Holdings, Inc.	39,029	875,030
Renasant Corp.	174,958	5,462,189
Republic Bancorp, Inc., Kentucky Class A	38,600	988,546
Republic First Bancorp, Inc. (a)(b)	108,000	435,240
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	26,816
S&T Bancorp, Inc. (b)	140,867	3,552,666
Sandy Spring Bancorp, Inc.	106,633	2,770,325
SB Financial Group, Inc.	532	5,405
Seacoast Banking Corp., Florida (a)	103,459	1,533,262
Select Bancorp, Inc. New (a)	98	785
ServisFirst Bancshares, Inc.	88,697	3,241,875
Shore Bancshares, Inc.	32,593	367,323
Sierra Bancorp	39,631	743,874
Signature Bank (a)	192,761	24,972,188
Simmons First National Corp. Class A	116,405	4,794,722
South State Corp.	95,276	5,949,986
Southcoast Financial Corp. (a)	10,059	131,270
Southern First Bancshares, Inc. (a)	506	11,395
Southern National Bancorp of Virginia, Inc.	18,881	238,278
Southside Bancshares, Inc. (b)	91,817	2,150,354
Southwest Bancorp, Inc., Oklahoma	77,819	1,178,958
State Bank Financial Corp.	153,774	2,878,649
Sterling Bancorp	474,473	6,837,156
Stock Yards Bancorp, Inc.	61,336	2,290,900
Stonegate Bank	63,728	1,829,631
Suffolk Bancorp	45,705	1,107,432
Summit Financial Group, Inc.	1,903	25,101
Sun Bancorp, Inc. (a)	33,728	700,868
SVB Financial Group (a)(b)	196,274	17,438,945
Synovus Financial Corp.	498,193	13,246,952
Talmer Bancorp, Inc. Class A	250,811	4,213,625
TCF Financial Corp. (b)	665,732	7,549,401
Texas Capital Bancshares, Inc. (a)(b)	175,415	5,671,167
The First Bancorp, Inc.	33,022	622,795
Tompkins Financial Corp.	54,825	3,095,968
TowneBank (b)	208,478	3,633,772
Trico Bancshares	90,636	2,247,773
TriState Capital Holdings, Inc. (a)	75,298	904,329
Triumph Bancorp, Inc. (a)	53,707	734,175
Trustmark Corp.	265,589	5,811,087
Two River Bancorp	1,393	12,676
UMB Financial Corp.	162,310	7,971,044
Umpqua Holdings Corp.	830,674	12,493,337
Union Bankshares Corp.	183,132	4,168,084
Union Bankshares, Inc.	439	12,397
United Bancorp, Inc.	41,665	369,985
United Bankshares, Inc., West Virginia (b)	264,225	9,258,444
United Community Bank, Inc.	241,544	4,181,127
United Security Bancshares, Inc.	8,545	70,838
United Security Bancshares, California	8,436	40,662
Unity Bancorp, Inc.	1,158	11,788
Univest Corp. of Pennsylvania	68,347	1,304,744
Valley National Bancorp (b)	797,775	7,179,975
Veritex Holdings, Inc. (a)	15,988	207,684
Village Bank & Trust Financial Corp. (a)	8,883	173,396
Washington Trust Bancorp, Inc.	63,697	2,363,159
WashingtonFirst Bankshares, Inc.	8,276	176,775
Webster Financial Corp.	349,992	11,763,231
WesBanco, Inc.	149,647	4,230,521
West Bancorp., Inc.	62,916	1,104,805
Westamerica Bancorp. (b)	98,932	4,450,951
Westbury Bancorp, Inc. (a)	15,948	305,245
Western Alliance Bancorp. (a)	346,126	10,286,865
Wilshire Bancorp, Inc.	281,301	2,768,002
Wintrust Financial Corp.	189,854	8,068,795
Xenith Bankshares, Inc. (a)	17,541	126,821
Yadkin Financial Corp.	97,241	2,105,268
Your Community Bankshares, Inc.	153	5,037
		812,902,624
Capital Markets - 1.5%
Arlington Asset Investment Corp. (b)	82,136	994,667
Artisan Partners Asset Management, Inc. (b)	146,518	4,158,181
Ashford, Inc. (a)	4,486	179,440
Associated Capital Group, Inc. (a)	16,526	451,656
BGC Partners, Inc. Class A	711,931	6,151,084
Calamos Asset Management, Inc. Class A	66,235	561,010
Cohen & Steers, Inc.	82,249	2,559,589
Cowen Group, Inc. Class A (a)(b)	407,014	1,379,777
Diamond Hill Investment Group, Inc.	11,958	2,020,902
Eaton Vance Corp. (non-vtg.) (b)	448,218	12,957,982
Evercore Partners, Inc. Class A	148,040	6,909,027
FBR & Co.	29,224	509,959
Federated Investors, Inc. Class B (non-vtg.) (b)	361,801	9,468,332
Fifth Street Asset Management, Inc. Class A	3,747	11,953
Financial Engines, Inc. (b)	202,406	4,938,706
FXCM, Inc. Class A (a)(b)	19,131	239,711
GAMCO Investors, Inc. Class A	16,526	574,113
Greenhill & Co., Inc.	104,768	2,415,950
HFF, Inc.	136,624	3,419,699
Houlihan Lokey	60,062	1,535,185
Institutional Financial Markets, Inc. (b)	16,813	13,955
Interactive Brokers Group, Inc.	218,502	7,466,213
INTL FCStone, Inc. (a)	64,346	1,642,753
Investment Technology Group, Inc.	132,967	2,435,955
Janus Capital Group, Inc. (b)	547,386	7,077,701
KCG Holdings, Inc. Class A (a)	194,127	2,051,922
Ladenburg Thalmann Financial Services, Inc. (a)(b)	402,412	937,620
Lazard Ltd. Class A	499,332	17,566,500
LPL Financial (b)	309,222	6,255,561
Manning & Napier, Inc. Class A	54,262	372,237
Medley Management, Inc. (b)	4,790	26,153
Moelis & Co. Class A	86,671	2,142,507
National Holdings Corp. (a)	3,483	8,394
NorthStar Asset Management Group, Inc.	741,552	8,105,163
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	569,359
Piper Jaffray Companies (a)	58,981	2,497,845
PJT Partners, Inc. (b)	68,695	1,911,095
Pzena Investment Management, Inc.	54,513	340,161
Raymond James Financial, Inc.	489,434	21,456,787
Safeguard Scientifics, Inc. (a)(b)	85,673	1,012,655
SEI Investments Co.	530,736	20,258,193
Silvercrest Asset Management Group Class A	17,895	195,413
Stifel Financial Corp. (a)	265,062	7,676,196
TD Ameritrade Holding Corp.	1,020,105	29,154,601
U.S. Global Investments, Inc. Class A	36,632	59,710
Vector Capital Corp. rights (a)(b)	49,572	1
Virtu Financial, Inc. Class A	86,087	1,920,601
Virtus Investment Partners, Inc. (b)	26,058	2,392,385
Waddell & Reed Financial, Inc. Class A	320,106	7,496,883
Westwood Holdings Group, Inc.	29,680	1,471,831
WisdomTree Investments, Inc. (b)	438,808	5,199,875
Zais Group Holdings, Inc. (a)	127	641
		221,153,789
Consumer Finance - 0.6%
Ally Financial, Inc. (a)	1,690,662	29,721,838
Asta Funding, Inc. (a)	30,764	222,116
Atlanticus Holdings Corp. (a)	33,601	100,467
Cash America International, Inc.	103,346	3,481,727
Consumer Portfolio Services, Inc. (a)	62,243	273,247
Credit Acceptance Corp. (a)(b)	40,064	7,895,412
Emergent Capital, Inc.(a)(b)	97,592	373,777
Encore Capital Group, Inc. (a)(b)	90,712	2,109,054
Enova International, Inc. (a)(b)	98,121	567,139
EZCORP, Inc. (non-vtg.) Class A (a)(b)	197,585	572,997
First Cash Financial Services, Inc.	111,991	4,722,660
First Marblehead Corp. (a)	27,325	91,812
Green Dot Corp. Class A (a)(b)	185,923	3,841,169
Imperial Holdings, Inc. warrants 4/11/19 (a)	3,852	1,287
J.G. Wentworth Co. (a)(b)	50,066	63,584
LendingClub Corp. (a)(b)	793,173	6,924,400
Nelnet, Inc. Class A	76,738	2,885,349
Nicholas Financial, Inc. (a)	73,640	776,166
OneMain Holdings, Inc. (a)(b)	180,493	4,073,727
PRA Group, Inc. (a)(b)	185,843	4,534,569
Regional Management Corp. (a)	42,651	652,560
Santander Consumer U.S.A. Holdings, Inc. (a)(b)	415,095	4,254,724
SLM Corp. (a)	1,670,395	9,755,107
World Acceptance Corp. (a)(b)	33,676	1,236,919
		89,131,807
Diversified Financial Services - 0.9%
A-Mark Precious Metals, Inc.	15,543	337,749
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	319,347	19,959,188
FactSet Research Systems, Inc.	159,524	24,006,767
Gain Capital Holdings, Inc.	100,645	727,663
MarketAxess Holdings, Inc.	144,068	17,066,295
Marlin Business Services Corp.	34,930	482,383
Morningstar, Inc.	78,602	6,240,213
MSCI, Inc. Class A	353,469	24,926,634
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(b)	83,480	572,673
On Deck Capital, Inc. (a)(b)	154,311	1,033,884
PICO Holdings, Inc. (a)(b)	92,014	786,720
Resource America, Inc. Class A (b)	59,547	267,366
TheStreet.com, Inc.	85,257	76,731
Tiptree Financial, Inc. (b)	93,732	574,577
Value Line, Inc.	13,155	197,851
Voya Financial, Inc.	869,902	25,540,323
		122,797,017
Insurance - 4.7%
1347 Property Insurance Holdings, Inc. (a)	6,993	41,049
Alleghany Corp. (a)	59,731	27,713,989
Allied World Assurance Co. Holdings AG	350,421	11,350,136
AMBAC Financial Group, Inc. (a)	175,979	2,687,199
American Equity Investment Life Holding Co. (b)	320,497	4,358,759
American Financial Group, Inc.	273,922	18,374,688
American National Insurance Co.	37,691	3,832,044
Amerisafe, Inc.	76,725	3,951,338
AmTrust Financial Services, Inc. (b)	313,784	7,672,019
Arch Capital Group Ltd. (a)	473,537	32,172,104
Argo Group International Holdings, Ltd.	108,758	6,061,083
Arthur J. Gallagher & Co.	669,855	26,693,722
Aspen Insurance Holdings Ltd.	240,330	10,740,348
Assured Guaranty Ltd.	544,791	13,516,265
Atlas Financial Holdings, Inc. (a)	30,081	540,556
Axis Capital Holdings Ltd.	367,492	19,737,995
Baldwin & Lyons, Inc. Class B	33,745	821,691
Blue Capital Reinsurance Holdings Ltd.	23,939	430,902
Brown & Brown, Inc. (b)	449,572	14,525,671
Citizens, Inc. Class A (a)(b)	170,904	1,199,746
CNA Financial Corp.	132,854	3,848,780
CNO Financial Group, Inc.	709,824	12,372,232
Crawford & Co. Class B	78,389	385,674
Donegal Group, Inc. Class A	26,385	386,804
eHealth, Inc. (a)(b)	71,274	719,155
EMC Insurance Group	30,828	742,338
Employers Holdings, Inc.	127,011	3,525,825
Endurance Specialty Holdings Ltd.	237,085	14,763,283
Enstar Group Ltd. (a)	46,182	7,299,065
Erie Indemnity Co. Class A	99,704	9,373,173
Everest Re Group Ltd.	165,346	30,775,851
FBL Financial Group, Inc. Class A	42,270	2,430,948
Federated National Holding Co.	50,478	1,206,424
Fidelity & Guaranty Life	47,968	1,188,167
First Acceptance Corp. (a)	24,679	54,047
First American Financial Corp.	421,194	15,596,814
FNF Group	1,068,219	35,229,863
FNFV Group (a)(b)	323,709	3,292,121
Genworth Financial, Inc. Class A (a)	1,893,839	4,014,939
Global Indemnity PLC (a)(b)	37,631	1,055,926
Greenlight Capital Re, Ltd. (a)	129,165	2,764,131
Hallmark Financial Services, Inc. (a)	45,911	458,192
Hanover Insurance Group, Inc.	170,552	14,147,288
HCI Group, Inc. (b)	36,061	1,267,184
Health Insurance Innovations, Inc. (a)	19,782	115,131
Heritage Insurance Holdings, Inc.	101,772	1,986,589
Horace Mann Educators Corp.	158,217	4,874,666
Independence Holding Co.	14,261	232,169
Infinity Property & Casualty Corp.	44,895	3,356,350
Investors Title Co.	4,573	394,924
James River Group Holdings Ltd.	64,733	1,892,146
Kemper Corp. (b)	189,990	5,106,931
Maiden Holdings Ltd. (b)	230,077	2,754,022
Markel Corp. (a)	53,570	45,893,955
MBIA, Inc. (a)(b)	550,388	3,775,662
Mercury General Corp.	149,160	7,842,833
National General Holdings Corp.	229,710	4,578,120
National Interstate Corp.	62,099	1,382,324
National Western Life Group, Inc.	9,296	1,995,015
Navigators Group, Inc. (a)	44,036	3,566,035
Old Republic International Corp.	909,449	16,188,192
OneBeacon Insurance Group Ltd.	95,214	1,229,213
PartnerRe Ltd.	182,625	25,616,809
Patriot National, Inc. (a)(b)	43,348	182,929
Phoenix Companies, Inc. (a)	22,777	840,471
Primerica, Inc.	186,438	7,865,819
ProAssurance Corp.	206,418	10,178,472
Reinsurance Group of America, Inc.	251,559	22,665,466
RenaissanceRe Holdings Ltd.	166,916	18,894,891
RLI Corp.	146,645	9,204,907
Safety Insurance Group, Inc.	55,502	3,069,816
Selective Insurance Group, Inc.	222,168	7,460,401
StanCorp Financial Group, Inc.	161,192	18,520,961
State Auto Financial Corp.	61,570	1,324,986
State National Companies, Inc.	127,071	1,432,090
Stewart Information Services Corp.	87,451	2,951,471
Third Point Reinsurance Ltd. (a)(b)	234,926	2,595,932
United Fire Group, Inc.	86,133	3,472,883
United Insurance Holdings Corp.	70,937	1,383,981
Universal Insurance Holdings, Inc. (b)	121,986	2,381,167
Validus Holdings Ltd.	316,485	14,213,341
W.R. Berkley Corp.	379,847	19,562,121
White Mountains Insurance Group Ltd.	22,176	17,005,887
WMI Holdings Corp. (a)(b)	282,926	690,339
		671,998,945
Real Estate Investment Trusts - 10.5%
Acadia Realty Trust (SBI)	285,952	9,450,714
AG Mortgage Investment Trust, Inc. (b)	118,038	1,455,409
Agree Realty Corp. (b)	85,113	3,153,437
Alexanders, Inc.	14,852	5,715,495
Alexandria Real Estate Equities, Inc.	279,401	22,117,383
Altisource Residential Corp. Class B	219,951	2,063,140
American Assets Trust, Inc.	157,178	5,829,732
American Campus Communities, Inc.	494,147	21,628,814
American Capital Agency Corp.	1,321,162	23,873,397
American Capital Mortgage Investment Corp.	201,392	2,783,237
American Farmland Co.	38,789	227,304
American Homes 4 Rent Class A (b)	595,454	8,336,356
American Residential Properties, Inc.	125,474	1,993,782
Annaly Capital Management, Inc. (b)	3,625,575	36,727,075
Anworth Mortgage Asset Corp.	522,696	2,456,671
Apollo Commercial Real Estate Finance, Inc.	217,372	3,358,397
Apollo Residential Mortgage, Inc.	129,369	1,668,860
Apple Hospitality (REIT), Inc. (b)	604,692	11,495,195
Arbor Realty Trust, Inc.	168,473	1,145,616
Ares Commercial Real Estate Corp.	147,369	1,436,848
Armada Hoffler Properties, Inc.	115,690	1,229,785
Armour Residential REIT, Inc. (b)	150,750	2,901,938
Ashford Hospitality Prime, Inc.	103,173	1,014,191
Ashford Hospitality Trust, Inc.	336,029	1,858,240
Blackstone Mortgage Trust, Inc.	361,113	8,933,936
Bluerock Residental Growth (REIT), Inc.	67,533	692,889
Brandywine Realty Trust (SBI)	660,673	8,132,885
Brixmor Property Group, Inc.	655,052	15,347,868
BRT Realty Trust (a)	19,147	123,498
Camden Property Trust (SBI)	330,203	24,679,372
Campus Crest Communities, Inc.	250,757	1,752,791
Capstead Mortgage Corp. (b)	366,600	3,559,686
Care Capital Properties, Inc.	325,108	8,618,613
CareTrust (REIT), Inc.	187,752	2,138,495
CatchMark Timber Trust, Inc.	149,487	1,592,037
CBL & Associates Properties, Inc.	593,615	6,844,381
Cedar Shopping Centers, Inc.	355,338	2,426,959
Chambers Street Properties	1,635,207	12,345,813
Chatham Lodging Trust	157,059	3,150,604
Cherry Hill Mortgage Investment Corp.	38,323	545,336
Chesapeake Lodging Trust	237,041	6,023,212
Chimera Investment Corp.	733,609	9,558,925
CIM Commercial Trust Corp.	63,257	1,034,885
City Office (REIT), Inc.	58,071	702,659
Colony Financial, Inc.	427,555	7,011,902
Colony Starwood Homes (b)	146,441	3,215,844
Columbia Property Trust, Inc.	484,020	9,811,085
Communications Sales & Leasing, Inc.	468,945	8,839,613
Condor Hospitality Trust, Inc. (a)	1,649	1,242
CorEnergy Infrastructure Trust, Inc. (b)	43,569	575,546
Coresite Realty Corp.	117,291	7,560,578
Corporate Office Properties Trust (SBI)	360,195	8,428,563
Corrections Corp. of America	450,509	13,033,225
Cousins Properties, Inc. (b)	785,116	6,799,105
CubeSmart	660,232	19,740,937
CyrusOne, Inc. (b)	252,230	9,998,397
CYS Investments, Inc.	595,977	4,672,460
DCT Industrial Trust, Inc.	325,197	11,768,879
DDR Corp.	1,140,512	19,080,766
DiamondRock Hospitality Co.	774,610	6,894,029
Digital Realty Trust, Inc.	562,641	44,488,024
Douglas Emmett, Inc.	528,275	14,178,901
Duke Realty LP	1,302,949	26,944,985
DuPont Fabros Technology, Inc.	250,582	8,933,248
Dynex Capital, Inc. (b)	240,801	1,529,086
Easterly Government Properties, Inc. (b)	78,889	1,349,002
EastGroup Properties, Inc.	123,895	6,718,826
Education Realty Trust, Inc.	231,751	9,188,927
Ellington Residential Mortgage REIT	28,927	349,438
Empire State Realty Trust, Inc.	440,642	6,909,267
EPR Properties	243,372	15,145,040
Equity Commonwealth (a)	490,826	13,070,696
Equity Lifestyle Properties, Inc.	305,379	21,425,391
Equity One, Inc.	343,112	9,404,700
FelCor Lodging Trust, Inc.	512,683	3,793,854
First Industrial Realty Trust, Inc.	413,921	8,907,580
First Potomac Realty Trust	233,279	1,973,540
Five Oaks Investment Corp. (b)	62,057	299,115
Forest City Realty Trust, Inc.	838,869	15,644,907
Forest City Realty Trust, Inc.	36	668
Four Corners Property Trust, Inc.	145,751	2,391,774
Franklin Street Properties Corp.	381,396	3,627,076
Gaming & Leisure Properties (b)	355,136	9,301,012
Getty Realty Corp.	133,752	2,432,949
Gladstone Commercial Corp.	92,895	1,382,278
Gladstone Land Corp.	66,704	566,984
Global Net Lease, Inc. (b)	676,427	5,228,781
Government Properties Income Trust (b)	292,415	4,339,439
Great Ajax Corp.	23,937	237,934
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	136,064	2,396,087
Hatteras Financial Corp.	352,200	4,842,750
Healthcare Realty Trust, Inc.	399,315	11,584,128
Healthcare Trust of America, Inc.	486,580	13,531,790
Hersha Hospitality Trust	183,682	3,697,519
Highwoods Properties, Inc. (SBI) (b)	354,984	15,459,553
Hospitality Properties Trust (SBI)	577,812	14,029,275
Hudson Pacific Properties, Inc.	284,643	7,258,397
Independence Realty Trust, Inc.	144,943	931,983
InfraReit, Inc.	92,221	1,947,708
Inland Real Estate Corp.	346,764	3,675,698
Invesco Mortgage Capital, Inc.	450,452	5,094,612
Investors Real Estate Trust (b)	531,495	3,263,379
iStar Financial, Inc. (a)(b)	334,900	2,833,254
JAVELIN Mortgage Investment Corp. (b)	53,341	318,979
Jernigan Capital, Inc. (b)	21,999	328,885
Kilroy Realty Corp. (b)	350,880	19,042,258
Kite Realty Group Trust	325,424	8,760,414
Ladder Capital Corp. Class A	193,300	1,998,722
Lamar Advertising Co. Class A	313,478	17,908,998
LaSalle Hotel Properties (SBI) (b)	428,260	10,428,131
Lexington Corporate Properties Trust (b)	846,936	6,555,285
Liberty Property Trust (SBI) (b)	562,441	16,243,296
LTC Properties, Inc.	147,644	6,561,299
Mack-Cali Realty Corp.	339,748	6,760,985
Medical Properties Trust, Inc.	914,274	10,578,150
MFA Financial, Inc.	1,425,880	9,710,243
Mid-America Apartment Communities, Inc.	286,203	25,741,098
Monmouth Real Estate Investment Corp. Class A	284,308	3,150,133
Monogram Residential Trust, Inc. (b)	679,478	6,169,660
National Health Investors, Inc.	135,001	8,492,913
National Retail Properties, Inc. (b)	518,726	22,813,569
National Storage Affiliates Trust	105,938	1,916,418
New Residential Investment Corp.	885,897	10,373,854
New Senior Investment Group, Inc. (b)	338,227	3,277,420
New York (REIT), Inc.	618,648	5,939,021
New York Mortgage Trust, Inc. (b)	451,716	1,888,173
Newcastle Investment Corp.	278,628	980,771
NexPoint Residential Trust, Inc.	81,233	961,799
NorthStar Realty Europe Corp.	245,650	2,397,544
NorthStar Realty Finance Corp.	726,462	9,073,510
Omega Healthcare Investors, Inc.	634,893	20,354,670
One Liberty Properties, Inc.	61,827	1,312,587
Orchid Island Capital, Inc. (b)	86,482	831,957
Outfront Media, Inc.	529,565	10,829,604
Owens Realty Mortgage, Inc. (b)	33,263	504,600
Paramount Group, Inc.	654,303	9,893,061
Parkway Properties, Inc.	310,323	4,155,225
Pebblebrook Hotel Trust	275,386	7,479,484
Pennsylvania Real Estate Investment Trust (SBI) (b)	268,651	5,147,353
PennyMac Mortgage Investment Trust	291,600	3,837,456
Physicians Realty Trust	414,178	7,115,578
Piedmont Office Realty Trust, Inc. Class A	565,148	10,381,769
Post Properties, Inc.	207,822	11,581,920
Potlatch Corp.	161,680	4,274,819
Power (REIT) (a)	1,227	5,276
Preferred Apartment Communities, Inc. Class A	97,537	1,180,198
PS Business Parks, Inc.	78,854	7,239,586
QTS Realty Trust, Inc. Class A	149,922	6,674,527
RAIT Financial Trust	327,689	858,545
Ramco-Gershenson Properties Trust (SBI) (b)	325,713	5,471,978
Rayonier, Inc.	483,807	10,561,507
Redwood Trust, Inc. (b)	322,279	3,831,897
Regency Centers Corp.	353,279	24,934,432
Resource Capital Corp. (b)	135,278	1,500,233
Retail Opportunity Investments Corp.	405,757	7,457,814
Retail Properties America, Inc.	923,315	13,563,497
Rexford Industrial Realty, Inc.	223,354	3,763,515
RLJ Lodging Trust	480,090	10,067,487
Rouse Properties, Inc. (b)	142,850	2,605,584
Ryman Hospitality Properties, Inc.	200,458	9,595,924
Sabra Health Care REIT, Inc.	253,365	5,045,764
Saul Centers, Inc.	55,021	2,694,929
Select Income REIT	261,430	5,390,687
Senior Housing Properties Trust (SBI)	912,053	14,237,147
Seritage Growth Properties (b)	54,723	2,263,343
Silver Bay Realty Trust Corp.	154,607	2,125,846
SoTHERLY Hotels, Inc.	42,144	229,263
Sovran Self Storage, Inc. (b)	146,828	15,628,372
Spirit Realty Capital, Inc. (b)	1,687,626	18,040,722
Stag Industrial, Inc.	260,318	4,571,184
Starwood Property Trust, Inc.	918,805	16,115,840
Store Capital Corp.	315,233	7,612,877
Summit Hotel Properties, Inc.	331,015	3,578,272
Sun Communities, Inc.	224,126	15,135,229
Sunstone Hotel Investors, Inc.	850,094	10,966,213
Tanger Factory Outlet Centers, Inc.	356,770	11,445,182
Taubman Centers, Inc.	229,361	16,243,346
Terreno Realty Corp.	173,007	3,830,375
The GEO Group, Inc.	293,325	8,518,158
TIER REIT, Inc. (b)	191,456	2,488,928
Two Harbors Investment Corp.	1,371,954	10,632,644
UDR, Inc.	1,005,563	34,520,978
UMH Properties, Inc.	98,719	926,971
United Development Funding IV (b)	118,635	379,632
Universal Health Realty Income Trust (SBI)	56,799	2,944,460
Urban Edge Properties	372,117	9,049,885
Urstadt Biddle Properties, Inc. Class A	125,843	2,487,916
VEREIT, Inc.	3,483,513	27,937,774
Washington REIT (SBI)	276,975	7,165,343
Weingarten Realty Investors (SBI)	433,416	15,269,246
Western Asset Mortgage Capital Corp. (b)	177,449	1,918,224
Wheeler REIT, Inc.	17,690	21,051
Whitestone REIT Class B	100,173	1,123,941
WP Carey, Inc.	378,669	21,466,746
WP Glimcher, Inc.	727,063	6,281,824
Xenia Hotels & Resorts, Inc.	448,816	6,875,861
ZAIS Financial Corp.	23,731	333,421
		1,500,748,791
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	176,542	5,917,688
Altisource Portfolio Solutions SA (a)(b)	43,074	1,152,660
American Realty Investments, Inc. (a)	2,022	9,018
AV Homes, Inc. (a)(b)	44,054	439,659
Consolidated-Tomoka Land Co. (b)	22,264	1,067,781
Farmland Partners, Inc.	43,759	479,599
Forestar Group, Inc. (a)(b)	135,057	1,316,806
FRP Holdings, Inc. (a)	24,947	846,701
Griffin Industrial Realty, Inc.	7,963	179,168
Howard Hughes Corp. (a)	137,965	12,801,772
InterGroup Corp. (a)	845	21,860
J.W. Mays, Inc. (a)	15	780
Jones Lang LaSalle, Inc.	173,030	17,661,172
Kennedy-Wilson Holdings, Inc.	362,458	6,893,951
Marcus & Millichap, Inc. (a)	51,096	1,138,930
Maui Land & Pineapple, Inc. (a)	17,943	97,072
RE/MAX Holdings, Inc.	63,612	2,039,401
Realogy Holdings Corp. (a)	563,424	18,012,665
Tejon Ranch Co. (a)(b)	57,888	1,018,829
The RMR Group, Inc. (a)(b)	25,905	584,417
The St. Joe Co. (a)(b)	306,607	4,663,492
Transcontinental Realty Investors, Inc. (a)	1,510	16,233
		76,359,654
Thrifts & Mortgage Finance - 1.1%
Anchor BanCorp Wisconsin, Inc. (a)	27,198	1,135,788
ASB Bancorp, Inc. (a)	23	572
Astoria Financial Corp.	343,825	5,119,554
Atlantic Coast Financial Corp. (a)	8,654	48,030
Bank Mutual Corp.	163,696	1,222,809
BankFinancial Corp.	65,539	789,090
BBX Capital Corp. (a)(b)	42,087	516,828
Bear State Financial, Inc. (a)(b)	45,612	419,174
Beneficial Bancorp, Inc. (a)	338,535	4,329,863
BofI Holding, Inc. (a)(b)	220,177	4,079,880
BSB Bancorp, Inc. (a)(b)	29,828	652,935
Cape Bancorp, Inc.	44,546	572,862
Capitol Federal Financial, Inc.	520,908	6,547,814
Charter Financial Corp.	62,615	858,452
Cheviot Financial Corp.	47,332	693,887
Chicopee Bancorp, Inc.	13,096	232,454
Citizens Community Bancorp, Inc.	2,013	17,755
Clifton Bancorp, Inc.	102,761	1,516,752
Dime Community Bancshares, Inc.	144,735	2,464,837
Elmira Savings Bank	185	3,284
Entegra Financial Corp. (a)	1,687	29,438
ESSA Bancorp, Inc.	32,482	434,284
Essent Group Ltd. (a)	260,775	5,019,919
EverBank Financial Corp.	314,525	4,095,116
Farmer Mac Class C (non-vtg.)	41,556	1,348,492
First Capital, Inc.	91	2,327
First Clover Leaf Financial Corp.	10,566	98,052
First Defiance Financial Corp.	36,252	1,420,716
First Financial Northwest, Inc.	38,725	517,753
Flagstar Bancorp, Inc. (a)	87,156	1,673,395
Fox Chase Bancorp, Inc.	37,869	725,949
Greene County Bancorp, Inc.	16	574
Hamilton Bancorp, Inc. (a)	69	932
HF Financial Corp.	34,377	583,034
Hingham Institution for Savings	4,840	568,458
HMN Financial, Inc. (a)	3,871	42,968
Home Bancorp, Inc.	15,826	393,276
Home Federal Bancorp, Inc.	31	682
HomeStreet, Inc. (a)(b)	92,903	1,855,273
HopFed Bancorp, Inc.	18,100	213,037
Impac Mortgage Holdings, Inc. (a)(b)	31,836	425,647
Kearny Financial Corp.	92,949	1,112,600
Lake Sunapee Bank Group	20,505	299,988
Lendingtree, Inc. (a)(b)	26,436	2,336,149
Malvern Bancorp, Inc. (a)	67	1,114
Meridian Bancorp, Inc.	209,533	2,889,460
Meta Financial Group, Inc.	29,775	1,232,387
MGIC Investment Corp. (a)(b)	1,297,649	8,875,919
Nationstar Mortgage Holdings, Inc. (a)(b)	145,355	1,718,096
New York Community Bancorp, Inc. (b)	1,873,973	28,353,211
NMI Holdings, Inc. (a)	199,017	1,014,987
Northfield Bancorp, Inc.	168,261	2,643,380
Northwest Bancshares, Inc.	395,035	4,973,491
Ocean Shore Holding Co.	5,982	101,993
OceanFirst Financial Corp.	53,326	906,009
Ocwen Financial Corp. (a)(b)	404,490	1,533,017
Oritani Financial Corp.	165,696	2,803,576
PB Bancorp, Inc.	7,070	59,388
PennyMac Financial Services, Inc. (a)	84,716	1,051,326
PHH Corp. (a)	187,159	1,697,532
Poage Bankshares, Inc.	6,654	112,186
Provident Bancorp, Inc. (a)	5,687	73,249
Provident Financial Holdings, Inc.	21,795	382,066
Provident Financial Services, Inc.	240,192	4,465,169
Prudential Bancorp, Inc.	917	14,030
Pulaski Financial Corp.	35,764	537,533
Radian Group, Inc.	792,117	8,554,864
River Valley Bancorp	1,379	47,327
Riverview Bancorp, Inc.	30,435	129,653
Security National Financial Corp. Class A	36,865	200,177
SI Financial Group, Inc.	23,177	322,160
Southern Missouri Bancorp, Inc.	20,482	482,146
Stonegate Mortgage Corp. (a)(b)	75,820	354,838
Territorial Bancorp, Inc.	30,643	788,444
TFS Financial Corp.	334,694	5,656,329
Timberland Bancorp, Inc.	12,774	157,631
Trustco Bank Corp., New York	396,403	2,287,245
United Community Bancorp, Inc.	1,461	20,060
United Community Financial Corp.	251,020	1,481,018
United Financial Bancorp, Inc. New	202,055	2,339,797
Walker & Dunlop, Inc. (a)(b)	106,654	2,465,840
Walter Investment Management Corp. (a)(b)	145,755	1,093,163
Washington Federal, Inc.	351,392	7,445,996
Waterstone Financial, Inc.	131,265	1,853,462
Westfield Financial, Inc.	94,628	791,090
WSFS Financial Corp.	112,419	3,406,296
		159,737,334

TOTAL FINANCIALS		3,654,829,961

HEALTH CARE - 11.8%
Biotechnology - 3.7%
Abeona Therapeutics, Inc. (a)(b)	23,983	53,722
ACADIA Pharmaceuticals, Inc. (a)(b)	364,842	6,297,173
Acceleron Pharma, Inc. (a)(b)	124,994	3,167,348
Achillion Pharmaceuticals, Inc. (a)(b)	439,487	3,247,809
Acorda Therapeutics, Inc. (a)(b)	165,219	5,404,313
Actinium Pharmaceuticals, Inc. (a)(b)	112,631	226,388
Adamas Pharmaceuticals, Inc. (a)	54,567	698,458
Aduro Biotech, Inc. (b)	30,933	450,384
Advaxis, Inc. (a)(b)	106,528	581,643
Aegerion Pharmaceuticals, Inc. (a)(b)	106,878	602,792
Agenus, Inc. (a)(b)	258,681	716,546
Agios Pharmaceuticals, Inc. (a)(b)	101,249	3,882,899
Aimmune Therapeutics, Inc. (a)(b)	43,927	702,832
Akebia Therapeutics, Inc. (a)(b)	129,131	942,656
Alder Biopharmaceuticals, Inc. (a)(b)	103,717	1,969,586
Aldeyra Therapeutics, Inc. (a)(b)	22,558	110,534
Alkermes PLC (a)(b)	578,593	18,671,196
Alnylam Pharmaceuticals, Inc. (a)(b)	285,499	16,721,676
AMAG Pharmaceuticals, Inc. (a)(b)	133,508	3,508,590
Amicus Therapeutics, Inc. (a)(b)	492,775	3,035,494
AmpliPhi Biosciences Corp. (a)(b)	17,690	55,370
Anacor Pharmaceuticals, Inc. (a)	170,507	10,874,936
Anavex Life Sciences Corp. (a)(b)	113,107	505,588
Anthera Pharmaceuticals, Inc. (a)(b)	129,963	393,788
Applied Genetic Technologies Corp. (a)(b)	40,287	534,608
Aquinox Pharmaceuticals, Inc. (a)(b)	32,191	286,178
ARCA Biopharma, Inc. (a)(b)	7,333	25,226
Ardelyx, Inc. (a)(b)	75,570	730,006
Arena Pharmaceuticals, Inc. (a)(b)	911,709	1,358,446
Argos Therapeutics, Inc. (a)(b)	33,363	148,132
ARIAD Pharmaceuticals, Inc. (a)(b)	748,579	4,087,241
ArQule, Inc. (a)	223,720	422,831
Array BioPharma, Inc. (a)(b)	514,508	1,291,415
Arrowhead Research Corp. (a)(b)	213,627	833,145
Asterias Biotherapeutics, Inc. (a)(b)	52,700	226,083
Atara Biotherapeutics, Inc. (a)(b)	69,137	1,136,612
Athersys, Inc. (a)(b)	318,191	566,380
aTyr Pharma, Inc. (a)(b)	24,717	110,485
Avalanche Biotechnologies, Inc. (a)(b)	53,874	275,835
AVEO Pharmaceuticals, Inc. (a)(b)	226,280	221,754
Bellicum Pharmaceuticals, Inc. (a)(b)	31,753	286,412
BIND Therapeutics, Inc. (a)(b)	35,747	57,910
Biocept, Inc. (a)(b)	60,358	80,880
BioCryst Pharmaceuticals, Inc. (a)(b)	290,153	577,404
BioMarin Pharmaceutical, Inc. (a)	625,080	51,175,300
Biospecifics Technologies Corp. (a)	20,059	712,095
Biota Pharmaceuticals, Inc. (a)	114,179	175,836
BioTime, Inc. (a)(b)	232,753	535,332
bluebird bio, Inc. (a)(b)	139,851	6,463,913
Blueprint Medicines Corp. (b)	33,505	580,642
BrainStorm Cell Therpeutic, Inc. (a)(b)	45,873	106,425
Calithera Biosciences, Inc. (a)(b)	34,697	206,100
Cancer Genetics, Inc. (a)(b)	27,876	61,327
Capricor Therapeutics, Inc. (a)(b)	40,820	99,601
Cara Therapeutics, Inc. (a)	63,234	311,111
CareDx, Inc. (a)(b)	9,326	44,951
CASI Pharmaceuticals, Inc. (a)	37,512	29,634
Catabasis Pharmaceuticals, Inc. (b)	25,262	106,100
Catalyst Biosciences, Inc. (a)	21,490	43,195
Catalyst Pharmaceutical Partners, Inc. (a)(b)	276,321	290,137
Cel-Sci Corp. (a)(b)	339,496	195,210
Celator Pharmaceuticals, Inc. (a)(b)	60,246	128,926
Celladon Corp. (a)(b)	36,204	33,670
Celldex Therapeutics, Inc. (a)(b)	388,495	2,641,766
Cellectar Biosciences, Inc. (a)(b)	44,858	22,429
Cellular Biomedicine Group, Inc. (a)(b)	29,329	508,565
Celsion Corp. (a)(b)	60,020	73,825
Cepheid, Inc. (a)	277,548	8,237,625
Ceres, Inc. (a)(b)	25,094	6,324
Cerulean Pharma, Inc. (a)(b)	48,961	95,474
ChemoCentryx, Inc. (a)(b)	80,697	265,493
Chiasma, Inc. (a)	21,495	212,156
Chimerix, Inc. (a)(b)	158,434	730,381
Cidara Therapeutics, Inc. (b)	14,000	140,280
Cleveland Biolabs, Inc. (a)(b)	10,000	32,500
Clovis Oncology, Inc. (a)(b)	128,391	2,390,640
Coherus BioSciences, Inc. (a)(b)	41,043	582,400
Colucid Pharmaceuticals, Inc. (b)	21,348	116,987
Conatus Pharmaceuticals, Inc. (a)(b)	52,030	92,613
Concert Pharmaceuticals, Inc. (a)	53,369	686,325
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	76,742	106,671
CorMedix, Inc. (a)(b)	116,216	182,459
CTI BioPharma Corp. (a)(b)	813,794	440,995
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(b)	448,089	613,882
Cyclacel Pharmaceuticals, Inc. (a)(b)	68,516	24,049
Cytokinetics, Inc. (a)(b)	134,532	847,552
CytomX Therapeutics, Inc. (a)(b)	29,265	377,519
Cytori Therapeutics, Inc. (a)(b)	641,498	134,715
CytRx Corp. (a)(b)	205,144	541,580
Dicerna Pharmaceuticals, Inc. (a)	54,393	269,789
Discovery Laboratories, Inc. (a)	42,582	85,164
Dyax Corp. rights 12/31/19 (a)	559,523	1,303,689
Dynavax Technologies Corp. (a)(b)	148,743	2,397,737
Eagle Pharmaceuticals, Inc. (a)(b)	33,845	2,145,435
Edge Therapeutics, Inc. (a)	37,290	266,996
Eleven Biotherapeutics, Inc. (a)(b)	33,461	9,871
Emergent BioSolutions, Inc. (a)(b)	119,435	4,040,486
Enanta Pharmaceuticals, Inc. (a)(b)	49,484	1,404,851
Enzon Pharmaceuticals, Inc.	134,828	57,976
Epirus Biopharmaceuticals, Inc. (a)(b)	53,731	143,462
Epizyme, Inc. (a)(b)	141,319	1,242,194
Esperion Therapeutics, Inc. (a)(b)	51,546	767,520
Exact Sciences Corp. (a)(b)	380,087	1,911,838
Exelixis, Inc. (a)(b)	815,305	2,967,710
Fate Therapeutics, Inc. (a)(b)	72,909	128,320
Fibrocell Science, Inc. (a)(b)	125,506	283,644
FibroGen, Inc. (a)	194,468	3,370,130
Five Prime Therapeutics, Inc. (a)(b)	97,790	3,185,020
Flexion Therapeutics, Inc. (a)(b)	39,522	373,681
Fortress Biotech, Inc. (a)(b)	160,408	455,559
Foundation Medicine, Inc. (a)(b)	49,011	726,833
Galectin Therapeutics, Inc. (a)(b)	80,065	102,483
Galena Biopharma, Inc. (a)(b)	643,304	533,942
Galmed Pharmaceuticals Ltd. (a)(b)	20,354	94,646
Genocea Biosciences, Inc. (a)(b)	72,934	285,901
Genomic Health, Inc. (a)	71,549	1,819,491
GenVec, Inc. (a)(b)	142,471	71,236
Geron Corp. (a)(b)	617,419	1,487,980
Global Blood Therapeutics, Inc. (a)(b)	25,063	374,191
GlobeImmune, Inc. (a)	5,000	5,150
GlycoMimetics, Inc. (a)	32,989	149,770
GTx, Inc. (a)(b)	309,343	188,699
Halozyme Therapeutics, Inc. (a)(b)	417,070	3,390,779
Harvard Apparatus (a)(b)	22,493	30,366
Heat Biologics, Inc. (a)(b)	18,898	18,898
Hemispherx Biopharma, Inc. (a)(b)	767,203	107,408
Heron Therapeutics, Inc. (a)(b)	117,994	1,873,745
Histogenics Corp. (a)	270	702
iBio, Inc. (a)(b)	302,306	177,363
Idera Pharmaceuticals, Inc. (a)(b)	391,572	696,998
Ignyta, Inc. (a)	90,771	580,027
Immucell Corp. (a)	6,741	39,974
Immune Design Corp. (a)(b)	28,510	285,385
Immune Pharmaceuticals, Inc. (a)(b)	99,919	40,967
ImmunoCellular Therapeutics Ltd. (a)(b)	397,924	117,388
ImmunoGen, Inc. (a)(b)	353,362	2,572,475
Immunomedics, Inc. (a)(b)	337,345	762,400
Incyte Corp. (a)(b)	655,425	48,173,738
Infinity Pharmaceuticals, Inc. (a)(b)	177,419	1,025,482
Inotek Pharmaceuticals Corp. (b)	52,560	358,459
Inovio Pharmaceuticals, Inc. (a)(b)	277,501	1,748,256
Insmed, Inc. (a)	239,671	2,931,176
Insys Therapeutics, Inc. (a)(b)	94,099	1,644,851
Intercept Pharmaceuticals, Inc. (a)(b)	67,246	7,489,859
Intrexon Corp. (a)(b)	194,187	6,010,088
Invitae Corp. (b)	56,473	487,362
Ionis Pharmaceuticals, Inc. (a)(b)	464,051	16,037,603
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	522,629	5,043,370
IsoRay, Inc. (a)(b)	212,731	178,694
Juno Therapeutics, Inc. (a)(b)	273,303	9,612,067
Karyopharm Therapeutics, Inc. (a)(b)	75,665	446,424
Keryx Biopharmaceuticals, Inc. (a)(b)	397,703	1,598,766
Kindred Biosciences, Inc. (a)	44,644	170,540
Kite Pharma, Inc. (a)(b)	163,761	7,323,392
La Jolla Pharmaceutical Co. (a)(b)	47,536	731,579
Lexicon Pharmaceuticals, Inc. (a)(b)	179,208	1,673,803
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	69,331	6,397,865
General CVR	26,087	783
Glucagon CVR (a)	26,087	1,043
rights (a)	26,087	52
TR Beta CVR	26,087	365
Lion Biotechnologies, Inc. (a)(b)	175,510	979,346
Loxo Oncology, Inc. (a)(b)	30,491	572,926
Lpath, Inc. (a)(b)	62,657	11,278
Macrogenics, Inc. (a)	116,859	1,867,407
MannKind Corp. (a)(b)	1,073,048	1,105,239
Mast Therapeutics, Inc. (a)(b)	531,478	153,597
Medgenics, Inc. (a)(b)	113,875	470,304
MediciNova, Inc. (a)(b)	89,593	537,558
Medivation, Inc. (a)	631,887	22,602,598
MEI Pharma, Inc. (a)(b)	92,428	107,216
Merrimack Pharmaceuticals, Inc. (a)(b)	410,382	2,376,112
MiMedx Group, Inc. (a)(b)	388,744	3,199,363
Minerva Neurosciences, Inc. (a)	24,020	116,977
Mirati Therapeutics, Inc. (a)(b)	59,736	1,259,832
Momenta Pharmaceuticals, Inc. (a)	252,110	2,118,985
Myriad Genetics, Inc. (a)(b)	270,326	9,461,410
Nanosphere, Inc. (a)(b)	17,987	12,771
NanoViricides, Inc. (a)(b)	143,363	358,408
NantKwest, Inc. (a)(b)	35,665	245,375
Natera, Inc. (a)(b)	49,676	335,313
Navidea Biopharmaceuticals, Inc. (a)(b)	521,568	516,092
Neothetics, Inc. (a)(b)	19,486	11,768
NephroGenex, Inc. (a)(b)	37,286	23,117
Neuralstem, Inc. (a)(b)	348,690	348,690
Neurocrine Biosciences, Inc. (a)	306,522	11,273,879
NewLink Genetics Corp. (a)(b)	83,730	1,761,679
Nivalis Therapeutics, Inc. (b)	23,438	106,174
Northwest Biotherapeutics, Inc. (a)(b)	158,536	291,706
Novavax, Inc. (a)(b)	1,028,600	4,484,696
Ohr Pharmaceutical, Inc. (a)(b)	106,178	334,461
OncoCyte Corp. (a)(b)	11,637	44,686
OncoGenex Pharmaceuticals, Inc. (a)(b)	89,591	53,755
OncoMed Pharmaceuticals, Inc. (a)(b)	54,036	514,963
Onconova Therapeutics, Inc. (a)	34,799	16,095
Oncothyreon, Inc. (a)(b)	371,190	367,515
Opexa Therapeutics, Inc. (a)(b)	35,198	84,123
OpGen, Inc. (a)(b)	81,354	124,472
Ophthotech Corp. (a)(b)	107,140	4,825,586
Opko Health, Inc. (a)(b)	1,240,630	11,537,859
Oragenics, Inc. (a)(b)	79,968	84,766
Orexigen Therapeutics, Inc. (a)(b)	431,749	306,585
Organovo Holdings, Inc. (a)(b)	313,584	705,564
Osiris Therapeutics, Inc. (b)	62,249	444,458
Otonomy, Inc. (a)	82,870	1,049,963
OvaScience, Inc. (a)(b)	86,485	479,992
OXiGENE, Inc. (a)(b)	55,832	32,321
Palatin Technologies, Inc. (a)(b)	163,845	80,284
PDL BioPharma, Inc.	640,799	1,928,805
Peregrine Pharmaceuticals, Inc. (a)(b)	744,971	298,063
Pfenex, Inc. (a)	61,178	436,811
PharmAthene, Inc. (a)	248,162	421,875
Portola Pharmaceuticals, Inc. (a)(b)	214,259	6,035,676
Progenics Pharmaceuticals, Inc. (a)(b)	265,763	1,172,015
Proteon Therapeutics, Inc. (a)(b)	24,275	130,600
Prothena Corp. PLC (a)(b)	128,511	4,091,790
PTC Therapeutics, Inc. (a)(b)	120,980	965,420
Puma Biotechnology, Inc. (a)(b)	84,120	3,766,894
Radius Health, Inc. (a)(b)	132,439	3,880,463
Raptor Pharmaceutical Corp. (a)(b)	312,097	1,079,856
Recro Pharma, Inc. (a)(b)	17,166	114,669
REGENXBIO, Inc. (a)(b)	30,118	365,331
Regulus Therapeutics, Inc. (a)(b)	105,785	695,007
Repligen Corp. (a)(b)	125,877	3,238,815
Retrophin, Inc. (a)(b)	129,635	1,844,706
Rexahn Pharmaceuticals, Inc. (a)(b)	663,874	231,028
Rigel Pharmaceuticals, Inc. (a)	346,074	785,588
RXi Pharmaceuticals Corp. (a)(b)	266,380	74,533
Sage Therapeutics, Inc. (a)(b)	62,594	1,840,264
Sangamo Biosciences, Inc. (a)(b)	263,428	1,380,363
Sarepta Therapeutics, Inc. (a)(b)	159,326	2,184,359
Seattle Genetics, Inc. (a)(b)	411,335	12,418,204
Seres Therapeutics, Inc. (b)	31,236	721,864
Sorrento Therapeutics, Inc. (a)(b)	98,249	593,424
Spark Therapeutics, Inc. (b)	58,469	1,862,822
Spectrum Pharmaceuticals, Inc. (a)	229,828	1,038,823
StemCells, Inc. (a)(b)	384,381	164,899
Stemline Therapeutics, Inc. (a)(b)	63,004	303,049
Sunesis Pharmaceuticals, Inc. (a)(b)	279,837	209,878
Synergy Pharmaceuticals, Inc. (a)(b)	366,581	1,143,733
Synta Pharmaceuticals Corp. (a)(b)	447,308	101,763
Synthetic Biologics, Inc. (a)(b)	270,303	518,982
T2 Biosystems, Inc. (a)(b)	68,463	547,019
Tenax Therapeutics, Inc. (a)(b)	74,064	168,125
TESARO, Inc. (a)(b)	113,043	4,573,720
TetraLogic Pharmaceuticals Corp. (a)(b)	63,792	7,017
TG Therapeutics, Inc. (a)(b)	143,128	1,192,256
Threshold Pharmaceuticals, Inc. (a)(b)	253,633	57,194
Tobira Therapeutics, Inc. (a)(b)	8,246	58,382
Tokai Pharmaceuticals, Inc. (a)(b)	28,989	184,660
TONIX Pharmaceuticals Holding (a)(b)	69,435	172,199
TRACON Pharmaceuticals, Inc. (b)	15,504	102,947
Trevena, Inc. (a)(b)	114,653	959,646
Trovagene, Inc. (a)(b)	105,483	543,237
Ultragenyx Pharmaceutical, Inc. (a)	137,499	8,386,064
United Therapeutics Corp. (a)(b)	175,691	21,423,761
Vanda Pharmaceuticals, Inc. (a)(b)	166,035	1,303,375
VBI Vaccines, Inc. (a)(b)	63,322	131,710
Venaxis, Inc. (a)(b)	120,707	25,361
Verastem, Inc. (a)	127,456	142,751
Vericel Corp. (a)	74,721	150,936
Versartis, Inc. (a)(b)	79,103	519,707
Vical, Inc. (a)	229,477	83,415
Viking Therapeutics, Inc. (a)	119	215
Vitae Pharmaceuticals, Inc. (a)(b)	38,518	347,818
Vital Therapies, Inc. (a)(b)	89,620	743,846
Voyager Therapeutics, Inc. (a)(b)	22,537	215,679
vTv Therapeutics, Inc. Class A (a)	25,196	143,869
Xbiotech, Inc. (b)	19,593	150,082
Xencor, Inc. (a)(b)	122,659	1,349,249
XOMA Corp. (a)(b)	371,939	282,674
Zafgen, Inc. (a)(b)	68,402	428,197
ZIOPHARM Oncology, Inc. (a)(b)	517,531	4,067,794
		532,215,842
Health Care Equipment & Supplies - 3.2%
Abaxis, Inc.	82,253	3,225,963
Abiomed, Inc. (a)(b)	150,668	12,054,947
Accuray, Inc. (a)(b)	315,171	1,591,614
Aethlon Medical, Inc. (a)(b)	20,809	100,091
Akers Biosciences, Inc. (a)(b)	12,000	20,160
Alere, Inc. (a)	333,717	17,787,116
Align Technology, Inc. (a)	278,728	18,404,410
Allied Healthcare Products, Inc. (a)	4,954	3,567
Alliqua Biomedical, Inc. (a)	63,749	63,749
Alphatec Holdings, Inc. (a)	230,873	43,866
Amedica Corp. (a)(b)	45,746	114,365
Analogic Corp.	48,659	3,648,452
Angiodynamics, Inc. (a)	110,860	1,205,048
Anika Therapeutics, Inc. (a)(b)	59,059	2,665,333
Antares Pharma, Inc. (a)(b)	554,397	532,221
Atossa Genetics, Inc. (a)(b)	80,935	33,588
Atricure, Inc. (a)(b)	110,847	1,836,735
Atrion Corp.	5,855	2,200,016
Avinger, Inc. (b)	19,354	298,632
AxoGen, Inc. (a)	80,896	420,659
BioLase Technology, Inc. (a)(b)	142,344	126,686
BioLife Solutions, Inc. (a)(b)	5,828	10,082
Bovie Medical Corp. (a)	73,582	139,070
Cantel Medical Corp.	141,982	9,034,315
Cardica, Inc. (a)	25,108	102,441
Cardiovascular Systems, Inc. (a)	112,513	940,609
CAS Medical Systems, Inc. (a)	6,117	9,848
Cerus Corp. (a)(b)	380,419	1,864,053
Cesca Therapeutics, Inc. (a)	63,283	14,043
Chembio Diagnostics, Inc. (a)	16,328	85,395
Cogentix Medical, Inc. (a)	51,631	57,310
ConforMis, Inc. (a)	38,184	347,856
CONMED Corp.	102,715	4,081,894
Corindus Vascular Robotics, Inc. (b)	299,051	403,719
Cryolife, Inc.	97,529	1,044,536
Cutera, Inc. (a)	50,450	596,824
Cynosure, Inc. Class A (a)(b)	92,141	3,747,374
CytoSorbents Corp. (a)(b)	88,558	456,959
Delcath Systems, Inc. (a)(b)	31,941	8,793
Derma Sciences, Inc. (a)(b)	83,882	276,811
DexCom, Inc. (a)	314,031	20,430,857
Dynatronics Corp. (a)	3,425	9,693
Echo Therapeutics, Inc. (a)(b)	50,324	56,363
Electromed, Inc. (a)(b)	18,483	90,012
EndoChoice Holdings, Inc. (a)(b)	20,152	90,482
Endologix, Inc. (a)(b)	275,188	2,372,121
Entellus Medical, Inc. (b)	21,579	345,480
EnteroMedics, Inc. (a)(b)	21,518	23,239
ERBA Diagnostics, Inc. (a)	51,403	61,170
Escalon Medical Corp. (a)	3,512	3,196
Exactech, Inc. (a)	41,974	782,815
Fonar Corp. (a)	24,768	407,186
Genmark Diagnostics, Inc. (a)	168,201	832,595
Glaukos Corp.	24,550	404,093
Globus Medical, Inc. (a)(b)	278,692	6,772,216
Greatbatch, Inc. (a)	97,310	3,678,318
Haemonetics Corp. (a)	199,801	6,409,616
Halyard Health, Inc. (a)(b)	181,953	4,643,441
Hansen Medical, Inc. (a)(b)	23,684	58,026
HeartWare International, Inc. (a)(b)	66,985	2,140,841
Hill-Rom Holdings, Inc.	217,196	10,067,035
Hologic, Inc. (a)	943,899	32,687,222
ICU Medical, Inc. (a)	56,700	5,210,730
IDEXX Laboratories, Inc. (a)(b)	352,010	25,753,052
Inogen, Inc. (a)(b)	57,635	1,969,964
InspireMD, Inc. (a)(b)	9,845	4,145
Insulet Corp. (a)	219,503	6,725,572
Integra LifeSciences Holdings Corp. (a)	114,326	7,015,043
Invacare Corp. (b)	117,090	1,417,960
InVivo Therapeutics Holdings Corp. (a)(b)	96,666	453,364
Invuity, Inc.	11,640	85,321
IRadimed Corp. (a)(b)	17,654	314,771
Iridex Corp. (a)	18,028	183,705
K2M Group Holdings, Inc. (a)	92,988	1,100,978
Kewaunee Scientific Corp.	5,250	85,155
Lantheus Holdings, Inc. (a)	32,641	69,199
LDR Holding Corp. (a)(b)	88,785	1,842,289
LeMaitre Vascular, Inc.	49,138	723,803
LivaNova PLC (a)(b)	166,074	9,373,217
Masimo Corp. (a)	175,395	6,636,947
MELA Sciences, Inc. (a)(b)	11,736	11,853
Meridian Bioscience, Inc. (b)	168,775	3,400,816
Merit Medical Systems, Inc. (a)	169,113	3,181,016
MGC Diagnostics Corp. (a)	3,151	21,679
Milestone Scientific, Inc. (a)(b)	45,410	76,289
Misonix, Inc. (a)	18,363	110,178
Natus Medical, Inc. (a)(b)	132,768	4,822,134
Neogen Corp. (a)	150,571	7,415,622
NeuroMetrix, Inc. (a)(b)	6,742	9,708
Nevro Corp. (a)(b)	51,649	2,974,982
NuVasive, Inc. (a)	189,251	7,910,692
NxStage Medical, Inc. (a)(b)	228,305	3,401,745
OncoSec Medical, Inc. (a)(b)	52,231	95,060
OraSure Technologies, Inc. (a)	212,994	1,429,190
Orthofix International NV (a)	73,558	2,825,363
Penumbra, Inc. (a)(b)	16,583	773,099
PhotoMedex, Inc. (a)(b)	62,914	37,748
Presbia PLC (b)	11,158	55,009
Quidel Corp. (a)(b)	119,955	1,879,695
ResMed, Inc. (b)	539,569	30,706,872
Retractable Technologies, Inc. (a)	36,514	92,015
Rockwell Medical Technologies, Inc. (a)(b)	174,281	1,673,098
Roka Bioscience, Inc. (a)	17,912	13,076
RTI Biologics, Inc. (a)	228,763	800,671
Seaspine Holdings Corp. (a)	31,387	395,476
Second Sight Medical Products, Inc. (a)(b)	51,520	263,782
Sientra, Inc. (a)(b)	39,438	276,066
Sirona Dental Systems, Inc. (a)	215,366	23,818,108
Staar Surgical Co. (a)(b)	105,540	657,514
Stereotaxis, Inc. (a)(b)	64,951	57,157
Steris PLC	331,389	21,314,940
Sunshine Heart, Inc. (a)(b)	40,808	29,790
SurModics, Inc. (a)	53,018	989,316
Symmetry Surgical, Inc. (a)	35,500	338,670
Synergetics U.S.A., Inc.	76,412	14,518
Tandem Diabetes Care, Inc. (a)(b)	76,089	680,236
TearLab Corp. (a)(b)	100,207	84,174
Teleflex, Inc. (b)	161,016	22,996,305
The Cooper Companies, Inc.	187,876	26,858,753
The Spectranetics Corp. (a)(b)	162,556	2,305,044
TransEnterix, Inc. (a)(b)	249,193	799,910
Unilife Corp. (a)(b)	520,008	437,587
Utah Medical Products, Inc.	12,939	766,636
Vascular Solutions, Inc. (a)(b)	65,674	1,974,160
Veracyte, Inc. (a)(b)	51,456	339,610
Vermillion, Inc. (a)(b)	65,547	106,186
VolitionRx Ltd. (a)	6,653	24,350
West Pharmaceutical Services, Inc. (b)	280,683	17,407,960
Wright Medical Group NV (a)	346,494	5,921,582
Zeltiq Aesthetics, Inc. (a)(b)	120,867	2,783,567
Zosano Pharma Corp. (a)(b)	4,787	11,489
		456,300,878
Health Care Providers & Services - 2.2%
AAC Holdings, Inc. (a)(b)	32,678	666,631
Acadia Healthcare Co., Inc. (a)(b)	266,568	14,770,533
Aceto Corp.	114,941	2,465,484
Adcare Health Systems, Inc. (b)	40,556	86,384
Addus HomeCare Corp. (a)	25,976	589,655
Adeptus Health, Inc. Class A (a)(b)	45,846	2,609,554
Air Methods Corp. (a)(b)	136,109	4,944,840
Alliance Healthcare Services, Inc. (a)	38,536	275,532
Almost Family, Inc. (a)(b)	31,993	1,208,056
Amedisys, Inc. (a)(b)	109,276	4,014,800
American CareSource Holdings, Inc. (a)	2,053	616
American Shared Hospital Services (a)	115	219
AMN Healthcare Services, Inc. (a)(b)	181,881	5,170,877
AmSurg Corp. (a)(b)	208,169	14,165,900
BioScrip, Inc. (a)(b)	261,845	565,585
BioTelemetry, Inc. (a)	105,007	1,266,384
Brookdale Senior Living, Inc. (a)	713,946	10,259,404
Caladrius Biosciences, Inc. (a)(b)	173,771	99,745
Capital Senior Living Corp. (a)	114,940	1,963,175
Centene Corp. (a)(b)	457,448	26,056,238
Chemed Corp.	65,002	8,352,757
Civitas Solutions, Inc. (a)	72,322	1,337,234
Community Health Systems, Inc. (a)(b)	455,603	6,888,717
Corvel Corp. (a)	41,320	1,714,367
Cross Country Healthcare, Inc. (a)	130,469	1,619,120
Digirad Corp.	52,208	272,004
Diplomat Pharmacy, Inc. (a)(b)	135,459	4,825,050
Diversicare Healthcare Services, Inc.	13,755	100,962
Envision Healthcare Holdings, Inc. (a)(b)	719,728	15,826,819
ExamWorks Group, Inc. (a)(b)	155,197	4,516,233
Five Star Quality Care, Inc. (a)	165,843	393,048
Genesis HealthCare, Inc. Class A (a)(b)	105,027	186,948
Health Net, Inc. (a)	296,564	18,452,212
HealthEquity, Inc. (a)(b)	138,968	2,893,314
HealthSouth Corp.	355,387	12,520,284
Healthways, Inc. (a)(b)	137,073	1,443,379
Hooper Holmes, Inc. (a)	128,551	14,128
InfuSystems Holdings, Inc. (a)	46,642	149,254
Kindred Healthcare, Inc.	329,698	3,465,126
Landauer, Inc. (b)	39,153	1,138,178
LHC Group, Inc. (a)(b)	51,719	1,842,748
LifePoint Hospitals, Inc. (a)(b)	169,521	10,571,330
Magellan Health Services, Inc. (a)	99,100	6,241,814
MEDNAX, Inc. (a)	363,271	24,353,688
Molina Healthcare, Inc. (a)(b)	156,113	9,685,251
National Healthcare Corp.	53,157	3,408,958
National Research Corp. Class A	28,515	426,870
Owens & Minor, Inc.	247,227	9,743,216
PDI, Inc. (a)	19,284	3,857
PharMerica Corp. (a)	119,471	2,760,975
Premier, Inc. (a)	178,417	5,802,121
Providence Service Corp. (a)	48,215	2,290,695
Psychemedics Corp.	15,744	199,476
RadNet, Inc. (a)	130,447	743,548
Select Medical Holdings Corp. (b)	403,805	3,953,251
Sharps Compliance Corp. (a)	38,932	208,286
SunLink Health Systems, Inc. (a)	19,190	7,112
Surgery Partners, Inc. (a)(b)	61,024	801,245
Surgical Care Affiliates, Inc. (a)	106,194	4,304,043
Team Health Holdings, Inc.(a)	280,539	12,503,623
Teladoc, Inc. (b)	34,139	472,142
The Ensign Group, Inc.	193,874	3,976,356
Triple-S Management Corp. (a)(b)	91,380	2,395,984
Trupanion, Inc. (a)(b)	66,640	605,091
U.S. Physical Therapy, Inc.	46,837	2,374,168
Universal American Spin Corp.	215,398	1,438,859
VCA, Inc. (a)(b)	309,214	15,779,190
Wellcare Health Plans, Inc. (a)	170,722	15,342,786
		319,525,429
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	720,977	9,026,632
Arrhythmia Research Technology, Inc. (a)	9,913	42,725
athenahealth, Inc. (a)(b)	149,638	19,313,777
Castlight Health, Inc. Class B (a)(b)	147,011	488,077
Computer Programs & Systems, Inc. (b)	40,915	2,318,244
Connecture, Inc. (a)	29,490	88,175
Evolent Health, Inc. (b)	48,918	491,626
HealthStream, Inc. (a)	95,466	1,973,282
HMS Holdings Corp. (a)(b)	329,919	4,345,033
HTG Molecular Diagnostics (b)	19,859	57,194
iCAD, Inc. (a)	51,129	228,547
Imprivata, Inc. (a)(b)	51,810	597,887
IMS Health Holdings, Inc. (a)	574,622	14,813,755
Inovalon Holdings, Inc. Class A (b)	193,265	3,322,225
Medidata Solutions, Inc. (a)(b)	213,701	7,372,685
Omnicell, Inc. (a)	136,357	3,732,091
Press Ganey Holdings, Inc. (b)	39,037	1,029,796
Quality Systems, Inc.	178,694	2,778,692
Rennova Health, Inc. (a)(b)	18,562	13,179
Simulations Plus, Inc.	39,528	378,283
Streamline Health Solutions, Inc. (a)	74,551	103,626
Veeva Systems, Inc. Class A (a)(b)	310,257	7,536,143
Vocera Communications, Inc. (a)	99,895	1,383,546
		81,435,220
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	104,610	1,258,458
Affymetrix, Inc. (a)(b)	312,439	4,386,644
Albany Molecular Research, Inc. (a)(b)	114,071	1,681,407
Bio-Rad Laboratories, Inc. Class A (a)	81,753	11,007,224
Bio-Techne Corp.	144,431	12,397,957
Bioanalytical Systems, Inc. (a)	4,687	5,671
Bruker Corp.	421,181	10,942,282
Cambrex Corp. (a)	122,406	4,721,199
Charles River Laboratories International, Inc. (a)	177,722	13,050,126
CombiMatrix Corp. (a)(b)	922	3,836
Enzo Biochem, Inc. (a)	134,553	570,505
Fluidigm Corp. (a)(b)	105,275	697,973
Harvard Bioscience, Inc. (a)(b)	97,471	268,045
INC Research Holdings, Inc. Class A (a)	124,429	4,937,343
Luminex Corp. (a)(b)	149,176	2,786,608
Mettler-Toledo International, Inc. (a)	105,460	33,210,409
Nanostring Technologies, Inc. (a)(b)	48,099	579,112
NeoGenomics, Inc. (a)	197,312	1,256,877
Pacific Biosciences of California, Inc. (a)(b)	236,784	1,962,939
PAREXEL International Corp. (a)(b)	203,413	11,938,309
PRA Health Sciences, Inc. (a)(b)	80,078	3,456,967
pSivida Corp. (a)(b)	97,016	262,913
Quintiles Transnational Holdings, Inc. (a)	369,362	23,162,691
Sequenom, Inc. (a)(b)	476,550	700,529
Transgenomic, Inc. (a)(b)	13,347	7,474
VirtualScopics, Inc. (a)	2,167	9,448
VWR Corp. (a)(b)	231,249	5,642,476
		150,905,422
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	469,155
Achaogen, Inc. (a)(b)	30,691	107,419
Aclaris Therapeutics, Inc. (b)	23,423	429,578
Acura Pharmaceuticals, Inc. (a)	18,759	40,519
Adamis Pharmaceuticals Corp. (a)(b)	35,529	206,068
Aerie Pharmaceuticals, Inc. (a)(b)	98,310	1,655,540
Agile Therapeutics, Inc. (a)	49,198	283,380
Akorn, Inc. (a)(b)	312,715	8,315,092
Alexza Pharmaceuticals, Inc. (a)(b)	73,834	46,589
Alimera Sciences, Inc. (a)(b)	102,415	220,192
Amphastar Pharmaceuticals, Inc. (a)	143,062	1,506,443
Ampio Pharmaceuticals, Inc. (a)(b)	168,366	358,620
ANI Pharmaceuticals, Inc. (a)(b)	30,081	994,478
ANI Pharmaceuticals, Inc. rights	58,183	1
Apricus Biosciences, Inc. (a)(b)	182,995	192,145
Aradigm Corp. (a)	6,822	21,080
Aratana Therapeutics, Inc. (a)(b)	102,462	335,051
Assembly Biosciences, Inc. (a)(b)	49,350	224,049
AstraZeneca PLC rights (a)	21,542	0
Bio Path Holdings, Inc. (a)(b)	313,435	557,914
Biodel, Inc. (a)(b)	108,947	37,042
Biodelivery Sciences International, Inc. (a)(b)	181,583	704,542
Carbylan Therapeutics, Inc. (b)	46,515	28,839
Catalent, Inc. (a)(b)	391,872	9,510,733
Cempra, Inc. (a)(b)	155,823	2,622,501
Collegium Pharmaceutical, Inc. (b)	44,018	767,674
ContraVir Pharmaceuticals, Inc. (a)(b)	94,391	83,064
Corcept Therapeutics, Inc. (a)(b)	276,739	1,057,143
Corium International, Inc. (a)(b)	48,507	222,162
Cumberland Pharmaceuticals, Inc. (a)	33,632	157,061
CymaBay Therapeutics, Inc. (a)(b)	70,792	81,411
DepoMed, Inc. (a)(b)	236,496	3,613,659
Dermira, Inc. (a)(b)	71,845	1,656,746
Dipexium Pharmaceuticals, Inc. (a)(b)	24,194	181,455
Durect Corp. (a)(b)	409,640	462,893
Egalet Corp. (a)(b)	35,321	238,770
Endocyte, Inc. (a)(b)	136,613	411,205
Evoke Pharma, Inc. (a)(b)	15,864	54,096
Flex Pharma, Inc. (b)	43,126	320,426
Heska Corp. (a)	22,214	723,288
Horizon Pharma PLC (a)(b)	559,725	9,604,881
Impax Laboratories, Inc. (a)	254,078	8,305,810
Imprimis Pharmaceuticals, Inc. (a)(b)	10,843	44,239
Innoviva, Inc. (b)	314,611	3,687,241
Intersect ENT, Inc. (a)(b)	76,889	1,390,153
Intra-Cellular Therapies, Inc. (a)(b)	116,843	3,285,625
Jaguar Animal Health, Inc. (a)(b)	27,742	47,994
Jazz Pharmaceuticals PLC (a)	237,376	28,860,174
Juniper Pharmaceuticals, Inc. (a)	42,963	321,793
KemPharm, Inc. (b)	23,260	379,371
Lannett Co., Inc. (a)(b)	106,991	2,691,894
Lipocine, Inc. (a)(b)	61,637	622,534
Marinus Pharmaceuticals, Inc. (a)(b)	36,454	148,003
MyoKardia, Inc. (a)(b)	38,314	272,029
Nektar Therapeutics (a)(b)	515,479	5,757,900
Neos Therapeutics, Inc. (a)(b)	19,383	192,086
NovaBay Pharmaceuticals, Inc. (a)	5,692	13,092
Ocera Therapeutics, Inc. (a)(b)	41,015	114,842
Ocular Therapeutix, Inc. (a)(b)	33,760	265,691
Oculus Innovative Sciences, Inc. (a)(b)	65,888	65,236
Omeros Corp. (a)(b)	140,586	1,425,542
Pacira Pharmaceuticals, Inc. (a)(b)	142,030	7,386,980
Pain Therapeutics, Inc. (a)	144,997	266,794
Paratek Pharmaceuticals, Inc. (a)(b)	23,013	351,639
Pernix Therapeutics Holdings, Inc. (a)(b)	126,363	277,999
Phibro Animal Health Corp. Class A	74,229	2,053,174
Prestige Brands Holdings, Inc. (a)	205,053	10,027,092
Provectus Biopharmaceuticals, Inc. (a)(b)	816,989	384,148
Relypsa, Inc. (a)(b)	108,814	1,442,874
Repros Therapeutics, Inc. (a)(b)	95,900	82,474
Revance Therapeutics, Inc. (a)(b)	82,773	1,463,841
Sagent Pharmaceuticals, Inc. (a)	99,024	1,404,160
SciClone Pharmaceuticals, Inc. (a)(b)	197,306	1,957,276
SCYNEXIS, Inc. (a)	38,896	190,590
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	77,010	1,012,682
Supernus Pharmaceuticals, Inc. (a)	128,077	1,606,086
Teligent, Inc. (a)(b)	147,891	865,162
Tetraphase Pharmaceuticals, Inc. (a)(b)	137,018	553,553
The Medicines Company (a)(b)	269,103	8,654,352
TherapeuticsMD, Inc. (a)(b)	564,816	3,451,026
Theravance Biopharma, Inc. (a)(b)	107,203	1,685,231
Titan Pharmaceuticals, Inc. (a)(b)	68,182	260,455
VIVUS, Inc. (a)(b)	380,623	395,848
WAVE Life Sciences (a)(b)	31,896	480,035
XenoPort, Inc. (a)(b)	215,368	962,695
Zogenix, Inc. (a)(b)	77,661	823,207
Zynerba Pharmaceuticals, Inc. (a)(b)	8,743	52,458
		154,485,984

TOTAL HEALTH CARE		1,694,868,775

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.7%
AAR Corp.	137,004	2,916,815
Aerojet Rocketdyne Holdings, Inc. (a)(b)	256,171	3,978,336
AeroVironment, Inc. (a)(b)	78,449	1,951,811
Air Industries Group, Inc.	217	1,356
American Science & Engineering, Inc. (b)	30,419	721,234
API Technologies Corp. (a)	126,577	246,825
Arotech Corp. (a)(b)	70,548	197,534
Astronics Corp. (a)	75,545	2,403,086
Astrotech Corp. (a)(b)	39,511	52,550
BE Aerospace, Inc.	400,008	17,448,349
BWX Technologies, Inc.	411,406	13,123,851
CPI Aerostructures, Inc. (a)(b)	20,017	177,150
Cubic Corp.	92,401	3,246,971
Curtiss-Wright Corp.	180,117	12,714,459
DigitalGlobe, Inc. (a)	253,120	3,806,925
Ducommun, Inc. (a)	40,719	585,539
Engility Holdings, Inc.	67,203	975,116
Erickson Air-Crane, Inc. (a)(b)	27,407	46,592
Esterline Technologies Corp. (a)	113,956	6,382,676
HEICO Corp.	65,320	3,756,553
HEICO Corp. Class A	154,265	6,741,381
Hexcel Corp.	362,700	14,990,391
Huntington Ingalls Industries, Inc.	181,713	23,815,306
Innovative Solutions & Support, Inc. (a)	34,266	87,721
KEYW Holding Corp. (a)(b)	151,044	941,004
KLX, Inc. (a)	207,125	5,797,429
Kratos Defense & Security Solutions, Inc. (a)(b)	167,323	558,859
LMI Aerospace, Inc. (a)	40,944	391,425
Micronet Enertec Technologies, Inc. (a)	8,571	17,142
Moog, Inc. Class A (a)	136,082	5,876,021
National Presto Industries, Inc. (b)	21,104	1,717,866
Orbital ATK, Inc.	228,221	19,115,791
SIFCO Industries, Inc. (a)	8,947	74,260
Sparton Corp. (a)	31,336	450,298
Spirit AeroSystems Holdings, Inc. Class A (a)	487,462	22,423,252
Taser International, Inc. (a)(b)	210,391	4,077,378
Teledyne Technologies, Inc. (a)(b)	139,800	11,908,164
TransDigm Group, Inc. (a)(b)	207,304	44,275,988
Triumph Group, Inc.	190,184	5,793,005
Vectrus, Inc. (a)	43,256	832,678
		244,619,087
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	28,059
Air Transport Services Group, Inc. (a)	214,036	2,472,116
Atlas Air Worldwide Holdings, Inc. (a)(b)	98,759	3,576,063
Echo Global Logistics, Inc. (a)(b)	97,667	2,491,485
Forward Air Corp.	121,702	4,955,705
Hub Group, Inc. Class A (a)	137,745	5,085,545
Park-Ohio Holdings Corp.	35,640	1,047,816
Radiant Logistics, Inc. (a)	114,943	364,369
XPO Logistics, Inc. (a)(b)	339,305	8,401,192
		28,422,350
Airlines - 0.7%
Alaska Air Group, Inc.	486,503	35,952,572
Allegiant Travel Co.	50,871	8,336,739
Hawaiian Holdings, Inc. (a)	181,906	7,825,596
JetBlue Airways Corp. (a)(b)	1,211,965	26,663,230
SkyWest, Inc.	195,586	3,530,327
Spirit Airlines, Inc. (a)(b)	277,375	13,244,656
Virgin America, Inc. (a)(b)	76,838	2,396,577
		97,949,697
Building Products - 1.2%
A.O. Smith Corp.	283,578	19,958,220
AAON, Inc.	167,443	4,152,586
Advanced Drain Systems, Inc. Del (b)	132,652	2,573,449
American Woodmark Corp. (a)	53,857	3,677,895
Apogee Enterprises, Inc.	111,377	4,447,284
Armstrong World Industries, Inc. (a)	185,767	7,529,137
Builders FirstSource, Inc. (a)	278,532	2,208,759
Continental Building Products, Inc. (a)	148,906	2,513,533
CSW Industrials, Inc. (a)	60,725	1,852,113
Fortune Brands Home & Security, Inc.	608,349	30,551,287
GCP Applied Technologies, Inc. (a)	268,086	4,753,165
Gibraltar Industries, Inc. (a)	116,890	2,888,936
Griffon Corp. (b)	169,371	2,516,853
Insteel Industries, Inc.	65,857	1,724,136
Lennox International, Inc.	152,248	19,671,964
Masonite International Corp. (a)	109,733	6,310,745
NCI Building Systems, Inc. (a)	116,766	1,277,420
Nortek, Inc. (a)	41,605	1,715,374
Owens Corning	444,614	19,082,833
Patrick Industries, Inc. (a)	58,694	2,593,688
PGT, Inc. (a)	186,020	1,839,738
Ply Gem Holdings, Inc. (a)(b)	86,405	881,331
Quanex Building Products Corp.	138,531	2,385,504
Simpson Manufacturing Co. Ltd. (b)	171,683	5,826,921
Trex Co., Inc. (a)(b)	119,737	5,157,073
Universal Forest Products, Inc.	78,447	6,018,454
USG Corp. (a)(b)	344,615	7,340,300
		171,448,698
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	226,464	7,110,970
ACCO Brands Corp. (a)(b)	415,352	3,036,223
Acme United Corp.	1,357	20,735
Amrep Corp. (a)	2,745	10,404
Aqua Metals, Inc. (a)(b)	2,478	14,372
ARC Document Solutions, Inc. (a)	140,544	491,904
Avalon Holdings Corp. Class A (a)	128	219
Brady Corp. Class A	187,599	4,901,962
Casella Waste Systems, Inc. Class A (a)	140,875	835,389
CECO Environmental Corp.	121,214	752,739
Cemtrex, Inc. (a)	20,259	42,341
Cenveo, Inc. (a)(b)	218,856	83,165
Clean Harbors, Inc. (a)(b)	200,701	8,549,863
Command Security Corp. (a)	4,127	8,873
CompX International, Inc. Class A	729	7,837
Copart, Inc. (a)	389,811	14,715,365
Covanta Holding Corp. (b)	519,798	7,240,786
Deluxe Corp.	191,440	10,990,570
Ecology & Environment, Inc. Class A	5,634	59,101
Ennis, Inc.	103,207	2,037,306
Essendant, Inc.	145,521	4,288,504
Fuel Tech, Inc. (a)(b)	72,552	112,456
G&K Services, Inc. Class A	81,681	5,415,450
Healthcare Services Group, Inc.	279,539	9,918,044
Heritage-Crystal Clean, Inc. (a)	53,947	414,313
Herman Miller, Inc.	230,279	6,007,979
HNI Corp.	178,143	6,023,015
Hudson Technologies, Inc. (a)(b)	96,791	314,571
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(b)	12,843	22,604
InnerWorkings, Inc. (a)(b)	147,590	1,015,419
Interface, Inc.	258,838	4,115,524
Intersections, Inc. (a)(b)	42,827	99,787
KAR Auction Services, Inc.	522,822	18,513,127
Kimball International, Inc. Class B	127,203	1,339,448
Knoll, Inc.	189,644	3,622,200
MagneGas Corp. (a)(b)	120,800	143,752
Matthews International Corp. Class A	128,690	6,096,045
McGrath RentCorp.	95,859	2,358,131
Mobile Mini, Inc.	176,315	5,067,293
Msa Safety, Inc.	121,976	5,326,692
Multi-Color Corp.	51,709	2,517,194
NL Industries, Inc. (a)	19,361	48,983
Performant Financial Corp. (a)	101,625	167,681
Perma-Fix Environmental Services, Inc. (a)	24,334	91,739
Quad/Graphics, Inc.	106,325	1,346,075
Quest Resource Holding Corp. (a)	290,901	141,087
R.R. Donnelley & Sons Co.	808,944	12,279,770
Rollins, Inc.	370,754	10,206,858
SP Plus Corp. (a)(b)	69,694	1,740,259
Steelcase, Inc. Class A	347,707	4,342,860
Team, Inc. (a)(b)	94,167	2,413,500
Tetra Tech, Inc.	230,903	6,356,760
The Brink's Co.	195,720	5,724,810
TRC Companies, Inc. (a)	102,117	679,078
U.S. Ecology, Inc.	87,437	3,235,169
UniFirst Corp.	59,433	6,264,833
Versar, Inc. (a)	11,390	28,589
Viad Corp.	81,778	2,319,224
Virco Manufacturing Co. (a)	17,110	55,608
VSE Corp.	15,478	970,625
Waste Connections, Inc.	471,316	29,066,058
West Corp.	203,091	4,524,867
		235,646,105
Construction & Engineering - 0.6%
AECOM (a)(b)	593,530	16,298,334
Aegion Corp. (a)	141,758	2,567,237
Ameresco, Inc. Class A (a)	58,398	300,166
Argan, Inc.	47,556	1,534,632
Chicago Bridge & Iron Co. NV (b)	360,168	12,080,035
Comfort Systems U.S.A., Inc.	146,824	4,118,413
Dycom Industries, Inc. (a)(b)	123,771	7,051,234
EMCOR Group, Inc.	247,402	11,348,330
Furmanite Corp. (a)	137,457	767,010
Goldfield Corp.	60,575	72,084
Granite Construction, Inc.	155,042	6,426,491
Great Lakes Dredge & Dock Corp. (a)(b)	221,781	754,055
HC2 Holdings, Inc. (b)	104,547	416,097
Integrated Electrical Services, Inc. (a)	39,773	512,674
KBR, Inc.	564,139	7,802,042
Layne Christensen Co. (a)(b)	69,984	444,398
MasTec, Inc. (a)(b)	245,280	4,164,854
MYR Group, Inc. (a)	82,089	1,841,256
Northwest Pipe Co. (a)	32,983	339,725
NV5 Holdings, Inc. (a)(b)	15,891	347,695
Orion Marine Group, Inc. (a)	98,149	352,355
Primoris Services Corp.	155,475	3,320,946
Sterling Construction Co., Inc. (a)(b)	68,241	368,501
Tutor Perini Corp. (a)(b)	147,398	1,969,237
		85,197,801
Electrical Equipment - 1.0%
Active Power, Inc. (a)	60,917	56,044
Acuity Brands, Inc. (b)	168,558	35,301,102
Allied Motion Technologies, Inc.	26,031	480,532
American Electric Technologies, Inc. (a)	11,601	32,251
American Superconductor Corp. (a)(b)	49,372	338,198
AZZ, Inc. (b)	102,269	5,164,585
Babcock & Wilcox Enterprises, Inc. (a)	219,878	4,294,217
Broadwind Energy, Inc. (a)	50,197	91,861
Capstone Turbine Corp. (a)(b)	61,006	71,377
Digital Power Corp. (a)	4,632	1,806
Encore Wire Corp.	83,490	3,017,329
Energous Corp. (a)(b)	64,982	490,614
Energy Focus, Inc. (a)(b)	31,432	400,444
EnerSys	170,851	8,774,907
Enphase Energy, Inc. (a)(b)	84,174	196,125
EnSync, Inc. (a)(b)	116,581	36,571
Espey Manufacturing & Electronics Corp.	5,358	136,522
Franklin Electric Co., Inc.	150,069	4,479,560
FuelCell Energy, Inc. (a)(b)	82,325	470,076
Generac Holdings, Inc. (a)(b)	256,593	8,914,041
General Cable Corp.	190,477	1,636,197
Global Power Equipment Group, Inc.	59,603	168,080
Hubbell, Inc. Class B	208,708	20,737,227
Ideal Power, Inc. (a)(b)	18,012	89,159
Lime Energy Co. (a)	4,467	12,597
LSI Industries, Inc.	94,176	1,017,101
Ocean Power Technologies, Inc. (a)	5,215	6,988
Orion Energy Systems, Inc. (a)	83,634	117,924
Plug Power, Inc. (a)(b)	688,441	1,431,957
Powell Industries, Inc.	36,668	970,602
Power Solutions International, Inc. (a)(b)	16,088	160,880
PowerSecure International, Inc. (a)(b)	86,226	1,603,804
Preformed Line Products Co.	9,836	321,637
Real Goods Solar, Inc. (a)	27,472	12,912
Regal Beloit Corp.	171,272	9,348,026
Revolution Lighting Technologies, Inc. (a)(b)	146,051	112,751
Sensata Technologies Holding BV (a)	655,685	22,365,415
SL Industries, Inc. (a)	15,027	507,913
SolarCity Corp. (a)(b)	229,796	4,235,140
Sunrun, Inc. (a)(b)	70,891	398,407
Thermon Group Holdings, Inc. (a)(b)	133,074	2,255,604
Ultralife Corp. (a)	43,594	218,406
Vicor Corp. (a)	64,365	534,230
		141,011,119
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	250,130	22,551,721
Raven Industries, Inc.	144,742	2,211,658
		24,763,379
Machinery - 3.2%
Accuride Corp. (a)	163,325	209,056
Actuant Corp. Class A (b)	228,686	5,353,539
AGCO Corp.	284,832	14,096,336
Alamo Group, Inc.	37,506	1,946,186
Albany International Corp. Class A	112,342	4,113,964
Allison Transmission Holdings, Inc.	649,369	15,377,058
Altra Industrial Motion Corp.	100,890	2,452,636
American Railcar Industries, Inc. (b)	34,464	1,422,329
ARC Group Worldwide, Inc. (a)	25,827	43,389
Art's-Way Manufacturing Co., Inc.	9,831	30,476
Astec Industries, Inc.	73,291	3,183,028
Barnes Group, Inc.	201,240	6,904,544
Blount International, Inc. (a)	184,001	1,784,810
Blue Bird Corp. (a)(b)	24,058	217,244
Briggs & Stratton Corp.	170,144	3,618,963
Chart Industries, Inc. (a)	119,158	2,403,417
Chicago Rivet & Machine Co.	772	19,107
CIRCOR International, Inc.	68,112	2,730,610
CLARCOR, Inc. (b)	193,060	9,293,908
Colfax Corp. (a)(b)	391,233	9,902,107
Columbus McKinnon Corp. (NY Shares)	74,812	1,036,146
Commercial Vehicle Group, Inc. (a)	93,301	234,186
Crane Co.	191,808	9,408,182
Donaldson Co., Inc.	470,713	13,292,935
Douglas Dynamics, Inc.	87,262	1,706,845
Dynamic Materials Corp.	52,475	290,187
Eastern Co.	18,085	286,466
Energy Recovery, Inc. (a)(b)	141,452	1,026,942
EnPro Industries, Inc.	88,064	4,568,760
ESCO Technologies, Inc.	103,958	3,710,261
ExOne Co. (a)(b)	41,005	374,786
Federal Signal Corp.	247,352	2,933,595
FreightCar America, Inc.	47,091	700,243
Gencor Industries, Inc. (a)	16,898	229,306
Global Brass & Copper Holdings, Inc.	87,174	1,921,315
Gorman-Rupp Co.	73,596	1,859,035
Graco, Inc. (b)	213,951	16,756,642
Graham Corp.	37,894	696,113
Greenbrier Companies, Inc. (b)	99,446	2,530,901
Hardinge, Inc.	33,149	293,700
Harsco Corp.	304,252	1,153,115
Hillenbrand, Inc.	243,758	6,854,475
Hurco Companies, Inc.	23,780	617,091
Hyster-Yale Materials Handling Class A	40,982	2,422,856
IDEX Corp.	289,745	21,777,234
ITT Corp.	339,086	11,956,172
Jason Industries, Inc. (a)	35,118	103,598
John Bean Technologies Corp.	113,288	5,958,949
Joy Global, Inc. (b)	376,994	4,870,762
Kadant, Inc.	42,249	1,612,644
Kennametal, Inc.	302,192	6,083,125
Key Technology, Inc. (a)	12,346	86,422
L.B. Foster Co. Class A	36,564	502,389
Lincoln Electric Holdings, Inc.	254,305	13,877,424
Lindsay Corp. (b)	45,351	3,283,412
LiqTech International, Inc. (a)	90,569	69,738
Lydall, Inc. (a)	64,441	1,865,567
Manitex International, Inc. (a)(b)	43,889	223,834
Manitowoc Co., Inc. (b)	524,513	8,313,531
Meritor, Inc. (a)	359,365	2,670,082
MFRI, Inc. (a)	13,428	95,742
Middleby Corp. (a)(b)	220,847	20,450,432
Milacron Holdings Corp. (a)(b)	60,739	830,910
Miller Industries, Inc.	42,091	814,882
Mueller Industries, Inc.	232,527	6,096,858
Mueller Water Products, Inc. Class A	617,592	5,317,467
Navistar International Corp. (a)(b)	251,043	2,111,272
NN, Inc.	102,272	1,296,809
Nordson Corp.	212,991	15,265,065
Omega Flex, Inc.	17,877	572,779
Oshkosh Corp.	285,881	9,862,895
Proto Labs, Inc. (a)(b)	91,762	5,970,953
RBC Bearings, Inc. (a)(b)	94,454	6,016,248
Rexnord Corp. (a)(b)	389,771	7,070,446
SPX Corp.	154,846	1,825,634
SPX Flow, Inc. (a)	162,620	3,045,873
Standex International Corp.	49,592	3,492,765
Sun Hydraulics Corp.	100,522	2,993,545
Supreme Industries, Inc. Class A	23,756	192,186
Taylor Devices, Inc. (a)(b)	3,820	51,570
Tennant Co.	73,187	3,406,123
Terex Corp.	418,911	9,375,228
The L.S. Starrett Co. Class A	20,536	193,654
Timken Co.	279,383	8,333,995
Titan International, Inc. (b)	187,478	950,513
Toro Co.	211,315	16,841,806
TriMas Corp. (a)	181,749	3,006,128
Trinity Industries, Inc. (b)	590,049	9,346,376
Twin Disc, Inc.	30,909	268,599
Valmont Industries, Inc. (b)	88,409	9,994,637
Wabash National Corp. (a)(b)	251,423	2,949,192
WABCO Holdings, Inc. (a)	202,727	19,117,156
Wabtec Corp. (b)	372,266	26,281,980
Watts Water Technologies, Inc. Class A	111,307	5,740,102
Woodward, Inc.	218,074	10,238,574
WSI Industries, Inc.	5,668	20,688
Xerium Technologies, Inc. (a)	47,721	349,795
		463,050,550
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	35,249	24,748
Kirby Corp. (a)(b)	203,825	11,538,533
Matson, Inc. (b)	166,460	6,673,381
Rand Logistics, Inc. (a)	41,510	39,655
		18,276,317
Professional Services - 0.9%
Acacia Research Corp. (b)	201,733	637,476
Advisory Board Co. (a)	161,918	4,774,962
Barrett Business Services, Inc.	28,298	988,732
CBIZ, Inc. (a)(b)	268,820	2,849,492
CDI Corp.	54,937	268,093
CEB, Inc.	125,423	6,806,706
CRA International, Inc. (a)	36,975	729,147
DLH Holdings Corp. (a)	2,300	7,153
Exponent, Inc.	102,458	4,783,764
Franklin Covey Co. (a)(b)	52,794	911,752
FTI Consulting, Inc. (a)(b)	162,112	5,335,106
General Employment Enterprises, Inc. (a)	3,794	16,125
GP Strategies Corp. (a)	66,351	1,636,216
Heidrick & Struggles International, Inc.	69,818	1,640,025
Hill International, Inc. (a)	138,135	483,473
Hudson Global, Inc.	74,637	193,310
Huron Consulting Group, Inc. (a)	88,846	4,932,730
ICF International, Inc. (a)(b)	78,313	2,645,413
IHS, Inc. Class A (a)	262,580	27,305,694
Insperity, Inc. (b)	78,519	3,728,867
Kelly Services, Inc. Class A (non-vtg.)	119,867	2,065,308
Kforce, Inc.	100,831	1,607,246
Korn/Ferry International	195,298	5,550,369
Lightbridge Corp. (a)(b)	64,373	40,375
Manpower, Inc.	279,318	21,630,386
Marathon Patent Group, Inc. (a)(b)	29,824	65,613
Mastech Holdings, Inc. (a)	3,140	22,608
MISTRAS Group, Inc. (a)	65,746	1,410,909
Navigant Consulting, Inc. (a)	183,680	2,788,262
Odyssey Marine Exploration, Inc. (a)(b)	21,389	54,542
On Assignment, Inc. (a)	181,581	5,993,989
Pendrell Corp. (a)(b)	553,171	315,307
RCM Technologies, Inc.	26,829	158,291
Resources Connection, Inc.	147,742	2,049,182
RPX Corp. (a)	214,024	2,120,978
Spherix, Inc. (a)(b)	91,248	8,212
TransUnion Holding Co., Inc.	124,009	3,270,117
TriNet Group, Inc. (a)	168,134	2,200,874
TrueBlue, Inc. (a)	161,837	3,714,159
Volt Information Sciences, Inc. (a)	28,900	212,993
WageWorks, Inc. (a)	141,776	6,829,350
Willdan Group, Inc. (a)	21,298	167,828
		132,951,134
Road & Rail - 0.7%
AMERCO	23,413	8,026,211
ArcBest Corp.	105,956	2,073,559
Avis Budget Group, Inc. (a)(b)	394,052	10,103,493
Celadon Group, Inc.	101,832	913,433
Covenant Transport Group, Inc. Class A (a)	52,825	1,170,602
Genesee & Wyoming, Inc. Class A (a)(b)	216,551	12,282,773
Heartland Express, Inc. (b)	240,627	4,427,537
Hertz Global Holdings, Inc. (a)	1,499,106	12,742,401
Knight Transportation, Inc.	236,683	5,734,829
Landstar System, Inc.	166,132	9,835,014
Marten Transport Ltd.	99,587	1,633,227
Old Dominion Freight Lines, Inc. (a)(b)	263,850	17,034,156
P.A.M. Transportation Services, Inc. (a)	12,026	343,583
Patriot Transportation Holding, Inc. (a)	5,823	122,283
Providence & Worcester Railroad Co.	1,903	26,185
Roadrunner Transportation Systems, Inc. (a)(b)	113,743	1,326,243
Saia, Inc. (a)(b)	97,187	2,551,159
Swift Transporation Co. (a)(b)	352,531	6,007,128
U.S.A. Truck, Inc. (a)	31,657	499,547
Universal Truckload Services, Inc.	36,649	573,923
Werner Enterprises, Inc. (b)	176,557	4,687,588
YRC Worldwide, Inc. (a)	119,050	958,353
		103,073,227
Trading Companies & Distributors - 0.8%
AeroCentury Corp. (a)	740	9,028
Air Lease Corp. Class A	357,454	10,741,493
Aircastle Ltd.	240,664	4,827,720
Applied Industrial Technologies, Inc.	152,841	5,884,379
Beacon Roofing Supply, Inc. (a)	192,759	6,958,600
BlueLinx Corp. (a)	73,361	27,430
BMC Stock Holdings, Inc. (a)(b)	86,514	1,319,339
CAI International, Inc. (a)(b)	69,862	542,828
DXP Enterprises, Inc. (a)(b)	46,631	633,715
Empire Resources, Inc.	161	514
GATX Corp.	165,046	7,098,628
General Finance Corp. (a)	1,148	4,626
H&E Equipment Services, Inc.	123,014	1,620,094
HD Supply Holdings, Inc. (a)	699,881	19,449,693
Houston Wire & Cable Co.	69,133	372,627
Huttig Building Products, Inc. (a)	864	2,972
Kaman Corp.	113,503	4,987,322
Lawson Products, Inc. (a)	23,255	377,661
MRC Global, Inc. (a)	395,990	4,732,081
MSC Industrial Direct Co., Inc. Class A (b)	186,134	12,951,204
Neff Corp. (a)	84,413	411,091
Now, Inc. (a)(b)	418,428	6,770,165
Rush Enterprises, Inc. Class A (a)(b)	141,956	2,461,517
TAL International Group, Inc.	123,311	1,569,749
Textainer Group Holdings Ltd. (b)	102,209	1,228,552
Titan Machinery, Inc. (a)(b)	64,538	614,402
Transcat, Inc. (a)	4,785	44,596
Univar, Inc. (b)	150,479	2,367,035
Veritiv Corp. (a)(b)	32,023	1,022,815
Watsco, Inc.	99,095	12,639,567
WESCO International, Inc. (a)(b)	160,128	7,053,638
Willis Lease Finance Corp. (a)	19,324	384,161
		119,109,242
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	285,336	17,419,763
Wesco Aircraft Holdings, Inc. (a)(b)	229,383	2,933,809
		20,353,572

TOTAL INDUSTRIALS		1,885,872,278

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.5%
ADTRAN, Inc.	197,013	3,686,113
Aerohive Networks, Inc. (a)(b)	67,077	341,422
Alliance Fiber Optic Products, Inc. (a)	55,668	768,218
Applied Optoelectronics, Inc. (a)(b)	57,870	1,041,081
Arista Networks, Inc. (a)(b)	135,564	9,291,557
Arris International PLC (a)	687,023	16,412,979
Aviat Networks, Inc. (a)	198,244	128,165
Bel Fuse, Inc. Class B (non-vtg.)	40,471	600,994
Black Box Corp.	60,284	798,763
Brocade Communications Systems, Inc.	1,608,380	15,971,213
CalAmp Corp. (a)(b)	137,417	2,511,983
Calix Networks, Inc. (a)	168,745	1,172,778
Ciena Corp. (a)(b)	481,644	9,873,702
Clearfield, Inc. (a)(b)	45,932	667,392
ClearOne, Inc.	17,545	207,557
CommScope Holding Co., Inc. (a)	485,065	12,218,787
Communications Systems, Inc.	9,294	62,827
Comtech Telecommunications Corp.	62,000	1,274,100
Digi International, Inc. (a)	105,508	895,763
EchoStar Holding Corp. Class A (a)	179,832	8,038,490
EMCORE Corp. (a)	99,743	531,630
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	407,145	1,148,149
Finisar Corp. (a)	406,423	5,925,647
Harmonic, Inc. (a)(b)	364,484	1,221,021
Infinera Corp. (a)(b)	536,199	8,412,962
InfoSonics Corp. (a)(b)	41,938	71,714
InterDigital, Inc.	136,692	6,797,693
Inventergy Global, Inc. (a)(b)	2,324	4,253
Ixia (a)	252,907	2,885,669
KVH Industries, Inc. (a)(b)	48,623	443,928
Lantronix, Inc. (a)	2,994	2,485
Lumentum Holdings, Inc. (a)	184,482	4,433,102
MRV Communications, Inc. (a)	14,786	178,911
NETGEAR, Inc. (a)	120,986	4,780,157
NetScout Systems, Inc. (a)(b)	384,045	7,938,210
Novatel Wireless, Inc. (a)(b)	119,828	196,518
NumereX Corp. Class A (a)(b)	50,190	294,615
Oclaro, Inc. (a)(b)	376,590	1,849,057
Optical Cable Corp.	11,466	25,913
Palo Alto Networks, Inc. (a)(b)	281,694	40,786,474
Parkervision, Inc. (a)(b)	336,237	74,409
PC-Tel, Inc.	66,388	371,773
Plantronics, Inc.	139,337	5,225,138
Polycom, Inc. (a)	514,414	5,355,050
Relm Wireless Corp. (a)	69,394	267,167
Resonant, Inc. (a)(b)	9,244	18,026
Ruckus Wireless, Inc. (a)(b)	344,943	3,339,048
ShoreTel, Inc. (a)	254,027	1,877,260
Sonus Networks, Inc. (a)	192,177	1,497,059
Technical Communications Corp. (a)	2,835	7,428
Tessco Technologies, Inc.	22,372	391,510
Ubiquiti Networks, Inc. (a)(b)	98,761	3,226,522
ViaSat, Inc. (a)(b)	171,693	12,535,306
Viavi Solutions, Inc. (a)	880,508	5,749,717
Westell Technologies, Inc. Class A (a)	150,024	168,027
xG Technology, Inc. (a)	5,108	838
Zhone Technologies, Inc. (a)	84,494	98,013
		214,094,283
Electronic Equipment & Components - 2.7%
ADDvantage Technologies Group, Inc. (a)	11,928	19,085
Agilysys, Inc. (a)	51,105	534,047
Anixter International, Inc. (a)	113,942	4,880,136
Applied DNA Sciences, Inc. (a)(b)	58,908	169,066
Arrow Electronics, Inc. (a)	359,158	20,529,471
Avnet, Inc.	496,585	20,434,473
AVX Corp.	220,009	2,582,906
Badger Meter, Inc.	57,096	3,750,636
Belden, Inc.	163,514	8,955,662
Benchmark Electronics, Inc. (a)	208,583	4,515,822
CDW Corp.	574,988	22,758,025
Checkpoint Systems, Inc.	164,593	1,236,093
ClearSign Combustion Corp. (a)(b)	33,298	137,521
Cognex Corp.	324,504	12,009,893
Coherent, Inc. (a)	95,492	8,078,623
Control4 Corp. (a)(b)	71,474	586,087
CTS Corp.	132,796	1,920,230
CUI Global, Inc. (a)(b)	76,492	683,074
Daktronics, Inc.	149,824	1,059,256
Digital Ally, Inc. (a)(b)	15,000	97,200
Dolby Laboratories, Inc. Class A	201,124	7,944,398
DTS, Inc. (a)	68,955	1,632,165
Dynasil Corp. of America (a)(b)	9,408	15,335
Echelon Corp. (a)	10,844	57,799
Electro Rent Corp.	77,042	730,358
Electro Scientific Industries, Inc. (a)	98,846	704,772
eMagin Corp. (a)(b)	60,537	111,388
ePlus, Inc. (a)	23,058	1,731,425
Fabrinet (a)(b)	117,663	3,359,279
FARO Technologies, Inc. (a)(b)	66,952	2,145,812
FEI Co.	159,376	12,947,706
Fitbit, Inc. (b)	195,587	2,392,029
Frequency Electronics, Inc. (a)	18,354	171,243
Giga-Tronics, Inc. (a)(b)	16,884	23,806
GSI Group, Inc. (a)	116,141	1,494,735
I. D. Systems Inc. (a)	39,946	173,366
Identiv, Inc. (a)(b)	40,037	87,681
IEC Electronics Corp. (a)	18,101	77,834
II-VI, Inc. (a)(b)	209,816	4,605,461
Image Sensing Systems, Inc. (a)	9,763	27,532
Ingram Micro, Inc. Class A	598,313	21,419,605
Insight Enterprises, Inc. (a)	151,818	3,962,450
Intellicheck Mobilisa, Inc. (a)	10,716	10,287
IntriCon Corp. (a)	8,644	60,681
InvenSense, Inc. (a)(b)	316,997	2,475,747
IPG Photonics Corp. (a)(b)	138,838	11,448,581
Iteris, Inc. (a)	62,428	159,191
Itron, Inc. (a)(b)	150,507	5,996,199
Jabil Circuit, Inc.	722,265	15,059,225
KEMET Corp. (a)	162,823	299,594
KEY Tronic Corp. (a)	23,864	171,344
Keysight Technologies, Inc. (a)	658,298	17,174,995
Kimball Electronics, Inc. (a)	85,187	972,836
Knowles Corp. (a)(b)	335,905	3,822,599
LGL Group, Inc. (a)	3,009	10,140
LightPath Technologies, Inc. Class A (a)(b)	21,115	45,397
Littelfuse, Inc.	86,481	9,825,971
LoJack Corp. (a)	71,853	462,015
LRAD Corp.	77,211	131,259
Luna Innovations, Inc. (a)	39,627	34,475
Maxwell Technologies, Inc. (a)(b)	125,294	717,935
Mercury Systems, Inc. (a)	131,945	2,155,981
Mesa Laboratories, Inc.	12,201	1,097,846
Methode Electronics, Inc. Class A	146,606	4,188,533
MicroVision, Inc. (a)(b)	165,273	487,555
MOCON, Inc.	7,499	100,187
MTS Systems Corp.	57,851	3,178,912
Multi-Fineline Electronix, Inc. (a)	33,909	765,326
Napco Security Technolgies, Inc. (a)	24,581	152,894
National Instruments Corp.	400,007	11,540,202
Neonode, Inc. (a)(b)	121,979	304,948
NetList, Inc. (a)(b)	140,493	181,236
Newport Corp. (a)	153,935	3,505,100
OSI Systems, Inc. (a)	71,273	4,302,751
Par Technology Corp. (a)	27,309	157,846
Park Electrochemical Corp.	80,447	1,144,761
PC Connection, Inc.	71,542	1,772,095
PC Mall, Inc. (a)	21,739	164,347
Perceptron, Inc. (a)	33,349	177,750
Plexus Corp. (a)	131,727	4,793,546
QLogic Corp. (a)	322,973	4,163,122
RadiSys Corp. (a)	129,394	333,837
RealD, Inc. (a)	169,235	1,827,738
Research Frontiers, Inc. (a)(b)	71,977	333,254
RF Industries Ltd.	13,982	54,530
Richardson Electronics Ltd.	36,856	180,594
Rofin-Sinar Technologies, Inc. (a)(b)	114,003	2,546,827
Rogers Corp. (a)	72,065	3,849,712
Sanmina Corp. (a)	301,141	6,203,505
ScanSource, Inc. (a)(b)	108,415	4,053,637
Sigmatron International, Inc. (a)	11,463	75,312
Superconductor Technologies, Inc. (a)(b)	51,793	10,990
SYNNEX Corp. (b)	110,985	10,435,920
Tech Data Corp. (a)(b)	134,847	9,494,577
Trimble Navigation Ltd. (a)	966,906	22,490,234
TTM Technologies, Inc. (a)(b)	263,802	1,730,541
Uni-Pixel, Inc. (a)(b)	35,725	22,864
Universal Display Corp. (a)(b)	164,212	7,846,049
VeriFone Systems, Inc. (a)	443,564	10,596,744
Vishay Intertechnology, Inc.	530,776	6,284,388
Vishay Precision Group, Inc. (a)(b)	49,281	577,573
Wayside Technology Group, Inc.	13,442	226,901
Wireless Telecom Group, Inc. (a)	35,461	47,518
Zebra Technologies Corp. Class A (a)(b)	201,001	12,417,842
		395,607,981
Internet Software & Services - 2.1%
Actua Corp. (a)(b)	141,040	1,146,655
Alarm.com Holdings, Inc. (b)	28,885	576,256
Amber Road, Inc. (a)(b)	40,407	185,872
Angie's List, Inc. (a)(b)	174,389	1,609,610
Apigee Corp. (b)	27,356	160,033
AppFolio, Inc. (a)(b)	26,684	312,203
ARI Network Services, Inc. (a)	69,276	286,803
Autobytel, Inc. (a)	36,362	698,150
Bankrate, Inc. (a)	222,692	1,705,821
Bazaarvoice, Inc. (a)(b)	250,070	785,220
Benefitfocus, Inc. (a)(b)	52,505	1,648,132
Blucora, Inc. (a)(b)	154,628	950,962
Box, Inc. Class A (a)(b)	147,283	1,695,227
Bridgeline Digital, Inc. (a)	4,849	4,364
Brightcove, Inc. (a)	117,958	707,748
BroadVision, Inc. (a)	7,417	44,502
Carbonite, Inc. (a)	68,823	520,990
Care.com, Inc. (a)(b)	60,820	368,569
ChannelAdvisor Corp. (a)	96,748	1,028,431
comScore, Inc. (a)(b)	181,708	7,477,284
Cornerstone OnDemand, Inc. (a)(b)	191,469	5,514,307
CoStar Group, Inc. (a)(b)	124,906	22,115,856
Cvent, Inc. (a)	94,409	1,843,808
Demand Media, Inc. (a)	37,558	204,691
Demandware, Inc. (a)(b)	128,487	4,457,214
Determine, Inc. (a)	73,216	120,806
DHI Group, Inc. (a)	174,092	1,354,436
Draftday Fantasy Sports, Inc. (a)(b)	108,458	60,877
EarthLink Holdings Corp.	396,999	2,239,074
eGain Communications Corp. (a)(b)	49,320	184,457
Endurance International Group Holdings, Inc. (a)(b)	246,686	2,772,751
Envestnet, Inc. (a)(b)	147,733	3,030,004
Everyday Health, Inc. (a)	102,418	484,437
Five9, Inc. (a)	112,755	907,678
GlowPoint, Inc. (a)	321,954	136,058
GoDaddy, Inc. (a)(b)	90,307	2,831,124
Gogo, Inc. (a)(b)	189,335	2,059,965
GrubHub, Inc. (a)(b)	297,426	7,001,408
GTT Communications, Inc. (a)(b)	103,149	1,524,542
Hortonworks, Inc. (a)(b)	130,716	1,509,770
IAC/InterActiveCorp	295,539	13,127,842
Instructure, Inc. (a)(b)	24,883	355,827
Internap Network Services Corp. (a)(b)	217,848	555,512
IntraLinks Holdings, Inc. (a)	157,350	1,222,610
Inuvo, Inc. (a)	97,208	210,941
iPass, Inc. (a)	412,177	399,853
Issuer Direct Corp.	35,897	183,793
j2 Global, Inc.	178,731	13,061,661
Limelight Networks, Inc. (a)	235,738	365,394
LinkedIn Corp. Class A (a)	445,956	52,261,584
Liquidity Services, Inc. (a)	90,620	423,195
LivePerson, Inc. (a)	197,114	1,011,195
LogMeIn, Inc. (a)(b)	96,506	4,912,155
LookSmart Group, Inc.	19,066	0
Marchex, Inc. Class B	112,959	484,594
Marin Software, Inc. (a)(b)	55,414	166,242
Marketo, Inc. (a)(b)	149,651	2,524,612
MaxPoint Interactive, Inc. (b)	35,452	62,041
MeetMe, Inc. (a)(b)	143,707	446,929
MINDBODY, Inc. (b)	28,814	339,429
Monster Worldwide, Inc. (a)(b)	344,947	1,027,942
Net Element International, Inc. (a)(b)	9,424	1,960
New Relic, Inc. (a)(b)	84,486	2,249,017
NIC, Inc.	244,419	4,299,330
Onvia.com, Inc. (a)	2,326	8,281
Opower, Inc. (a)(b)	132,400	1,094,948
Pandora Media, Inc. (a)(b)	773,888	7,909,135
Prism Technologies Group, Inc. (a)	283	130
Q2 Holdings, Inc. (a)	94,503	1,915,576
QuinStreet, Inc. (a)	158,196	469,842
Qumu Corp. (a)	84,064	334,575
Quotient Technology, Inc. (a)(b)	265,249	2,307,666
Rackspace Hosting, Inc. (a)(b)	445,831	9,598,741
RealNetworks, Inc. (a)	91,284	356,008
Reis, Inc.	36,313	805,059
Remark Media, Inc. (a)(b)	45,073	173,982
RetailMeNot, Inc. (a)(b)	149,494	1,207,912
Rightside Group Ltd. (a)(b)	34,488	294,528
Rocket Fuel, Inc. (a)(b)	112,159	397,043
Sajan, Inc. (a)	63,252	192,286
SciQuest, Inc. (a)	112,860	1,371,249
Shutterstock, Inc. (a)(b)	75,633	2,639,592
Spark Networks, Inc. (a)	80,921	256,520
SPS Commerce, Inc. (a)	63,376	2,834,175
Stamps.com, Inc. (a)(b)	57,830	6,854,590
Support.com, Inc. (a)	167,715	132,495
Synacor, Inc. (a)	64,568	114,285
TechTarget, Inc. (a)	66,813	468,359
Travelzoo, Inc. (a)	32,602	255,926
Tremor Video, Inc. (a)(b)	117,265	198,178
TrueCar, Inc. (a)(b)	232,205	1,260,873
Twitter, Inc. (a)(b)	2,296,627	41,614,881
United Online, Inc. (a)	52,077	641,068
Unwired Planet, Inc. (a)(b)	27,036	234,672
Web.com Group, Inc. (a)(b)	197,322	3,581,394
WebMD Health Corp. (a)(b)	144,080	7,990,677
Xactly Corp. (a)	24,188	140,290
XO Group, Inc. (a)	93,011	1,328,197
Yelp, Inc. (a)(b)	210,790	4,266,390
YuMe, Inc. (a)(b)	55,310	208,519
Zillow Group, Inc.:
Class A (a)(b)	192,694	4,460,866
Class C (a)(b)	380,646	8,221,954
		298,100,615
IT Services - 3.4%
Acxiom Corp. (a)	304,767	6,320,868
Amdocs Ltd.	592,684	33,640,744
Black Knight Financial Services, Inc. Class A (b)	74,091	2,171,607
Blackhawk Network Holdings, Inc. (a)	209,408	7,086,367
Booz Allen Hamilton Holding Corp. Class A	445,743	12,302,507
Broadridge Financial Solutions, Inc.	455,355	25,559,076
CACI International, Inc. Class A (a)	93,007	8,986,336
Cardtronics, Inc. (a)(b)	181,064	6,105,478
Cartesian, Inc. (a)	2,929	5,653
Cass Information Systems, Inc.	38,368	1,913,028
Ciber, Inc. (a)	261,032	522,064
Computer Sciences Corp.	531,248	15,305,255
Computer Task Group, Inc.	44,089	208,541
Convergys Corp. (b)	384,746	9,918,752
CoreLogic, Inc. (a)	339,426	11,740,745
CSG Systems International, Inc.	126,513	4,802,433
CSP, Inc.	3,555	19,375
Datalink Corp. (a)	72,718	520,661
DST Systems, Inc.	123,273	12,891,890
Edgewater Technology, Inc. (a)	28,583	202,653
EPAM Systems, Inc. (a)	160,342	10,964,186
Euronet Worldwide, Inc. (a)	194,059	12,718,627
Everi Holdings, Inc. (a)	251,799	740,289
EVERTEC, Inc.	254,274	3,025,861
ExlService Holdings, Inc. (a)	127,323	5,995,640
First Data Corp. Class A (a)	690,019	8,625,238
FleetCor Technologies, Inc. (a)	297,086	37,934,911
Forrester Research, Inc.	46,079	1,433,978
Gartner, Inc. Class A (a)	321,410	26,484,184
Genpact Ltd. (a)	608,316	16,077,792
Global Payments, Inc.	500,490	30,504,866
Hackett Group, Inc.	102,623	1,426,460
Heartland Payment Systems, Inc.	141,172	13,202,405
Higher One Holdings, Inc. (a)	141,222	607,255
Information Services Group, Inc. (a)	108,930	333,326
Innodata, Inc. (a)	58,124	133,685
InterCloud Systems, Inc. (a)(b)	80,280	41,746
Jack Henry & Associates, Inc.	304,897	25,074,729
Leidos Holdings, Inc.	248,845	10,755,081
Lionbridge Technologies, Inc. (a)(b)	236,377	1,042,423
ManTech International Corp. Class A	100,710	2,933,682
Mattersight Corp. (a)(b)	47,315	239,414
Maximus, Inc.	253,001	12,440,059
ModusLink Global Solutions, Inc. (a)(b)	128,863	243,551
MoneyGram International, Inc. (a)	110,529	594,646
NCI, Inc. Class A	29,120	435,053
Neustar, Inc. Class A (a)(b)	205,078	5,100,290
Perficient, Inc. (a)	139,137	2,511,423
PFSweb, Inc. (a)	60,946	787,422
Planet Payment, Inc. (a)	164,425	435,726
PRG-Schultz International, Inc. (a)	115,194	417,002
Sabre Corp.	640,092	17,378,498
Science Applications International Corp.	159,859	7,137,704
ServiceSource International, Inc. (a)(b)	263,840	1,071,190
StarTek, Inc. (a)	22,269	99,542
Sykes Enterprises, Inc. (a)	153,693	4,683,026
Syntel, Inc. (a)	133,615	6,108,878
Sysorex Global (a)	4,486	2,424
Teletech Holdings, Inc.	76,566	2,120,878
Travelport Worldwide Ltd.	409,991	5,321,683
Unisys Corp. (a)(b)	193,935	2,088,680
Vantiv, Inc. (a)	598,816	31,162,385
Virtusa Corp. (a)(b)	105,248	3,725,779
WEX, Inc. (a)(b)	148,480	9,695,744
WidePoint Corp. (a)(b)	269,166	153,425
WPCS International, Inc. (a)(b)	1,864	2,311
		484,237,130
Semiconductors & Semiconductor Equipment - 2.2%
Adesto Technologies Corp. (b)	37,054	204,909
Advanced Energy Industries, Inc. (a)	162,669	4,852,416
Advanced Micro Devices, Inc. (a)(b)	2,448,893	5,240,631
AEHR Test Systems (a)	9,000	10,620
Alpha & Omega Semiconductor Ltd. (a)	65,601	776,060
Amkor Technology, Inc. (a)	391,407	1,980,519
Amtech Systems, Inc. (a)(b)	43,995	224,375
ANADIGICS, Inc. (a)(b)	289,349	243,082
Applied Micro Circuits Corp. (a)(b)	310,440	1,794,343
Atmel Corp.	1,615,621	13,054,218
Axcelis Technologies, Inc. (a)	459,365	1,148,413
AXT, Inc. (a)	115,481	289,857
Brooks Automation, Inc.	259,682	2,531,900
Cabot Microelectronics Corp.	97,455	3,748,119
Cascade Microtech, Inc. (a)	52,395	1,078,813
Cavium, Inc. (a)(b)	213,616	12,708,016
Ceva, Inc. (a)	77,932	1,528,247
Cirrus Logic, Inc. (a)(b)	245,670	8,654,954
Cohu, Inc.	103,754	1,183,833
Cree, Inc. (a)(b)	394,931	12,535,110
CVD Equipment Corp. (a)(b)	12,898	108,214
CyberOptics Corp. (a)	16,917	160,881
Cypress Semiconductor Corp. (b)	1,263,670	10,084,087
Diodes, Inc. (a)	155,189	2,970,317
DSP Group, Inc. (a)	84,313	727,621
Entegris, Inc. (a)	538,615	6,657,281
Exar Corp. (a)(b)	183,078	977,637
Fairchild Semiconductor International, Inc. (a)	436,358	8,753,341
FormFactor, Inc. (a)	228,571	1,737,140
GigOptix, Inc. (a)	162,055	421,343
GSI Technology, Inc. (a)	51,850	202,734
Inphi Corp. (a)	134,081	3,392,249
Integrated Device Technology, Inc. (a)	554,931	10,776,760
Intermolecular, Inc. (a)(b)	45,789	99,820
Intersil Corp. Class A	510,804	6,522,967
Intest Corp. (a)	34,005	132,620
IXYS Corp.	98,319	1,109,038
Kopin Corp. (a)(b)	223,115	426,150
Kulicke & Soffa Industries, Inc. (a)	287,228	3,245,676
Lattice Semiconductor Corp. (a)(b)	448,984	2,842,069
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	76,046	2,882,143
Marvell Technology Group Ltd.	1,817,274	17,354,967
Mattson Technology, Inc. (a)	295,659	1,067,329
Maxim Integrated Products, Inc.	1,095,797	37,103,686
MaxLinear, Inc. Class A (a)	203,109	3,268,024
Microsemi Corp. (a)(b)	479,675	16,611,145
MKS Instruments, Inc.	207,679	6,832,639
Monolithic Power Systems, Inc.	139,155	8,218,494
MoSys, Inc. (a)(b)	165,767	101,947
Nanometrics, Inc. (a)	92,092	1,278,237
NeoPhotonics Corp. (a)	109,639	1,201,643
NVE Corp.	19,506	992,270
ON Semiconductor Corp. (a)	1,583,064	13,281,907
PDF Solutions, Inc. (a)	101,711	1,155,437
Photronics, Inc. (a)(b)	270,718	2,753,202
Pixelworks, Inc. (a)(b)	90,594	181,188
Power Integrations, Inc.	113,813	5,216,050
QuickLogic Corp. (a)(b)	211,902	343,281
Rambus, Inc. (a)(b)	450,874	5,874,888
Rubicon Technology, Inc. (a)(b)	86,191	82,562
Rudolph Technologies, Inc. (a)(b)	124,381	1,611,978
Semtech Corp. (a)	259,769	4,977,174
Sigma Designs, Inc. (a)	138,524	953,045
Silicon Laboratories, Inc. (a)(b)	150,088	6,191,130
Solar3D, Inc. (a)(b)	47,552	116,027
SolarEdge Technologies, Inc. (b)	26,733	654,157
SunEdison Semiconductor Ltd. (a)	157,629	1,076,606
SunEdison, Inc. (a)(b)	1,202,205	2,380,366
SunPower Corp. (a)(b)	207,534	4,901,953
Synaptics, Inc. (a)(b)	139,555	11,333,262
Teradyne, Inc.	777,061	14,826,324
Tessera Technologies, Inc.	184,529	5,439,915
Ultra Clean Holdings, Inc. (a)	117,268	613,312
Ultratech, Inc. (a)	112,397	2,279,411
Veeco Instruments, Inc. (a)(b)	167,020	3,098,221
Xcerra Corp. (a)	206,830	1,180,999
		322,571,299
Software - 4.2%
A10 Networks, Inc. (a)	145,657	897,247
ACI Worldwide, Inc. (a)	470,005	8,770,293
American Software, Inc. Class A	107,380	1,009,372
ANSYS, Inc. (a)	343,248	28,496,449
Aspen Technology, Inc. (a)	319,179	10,523,332
Asure Software, Inc. (a)	1,517	7,949
Aware, Inc. (a)	24,496	98,474
Barracuda Networks, Inc. (a)(b)	86,573	1,113,329
Blackbaud, Inc.	181,415	10,255,390
Bottomline Technologies, Inc. (a)(b)	148,748	4,196,181
BroadSoft, Inc. (a)(b)	113,096	4,172,111
BSQUARE Corp. (a)	35,898	204,619
Cadence Design Systems, Inc. (a)	1,146,530	24,707,722
Callidus Software, Inc. (a)	223,121	3,063,451
CDK Global, Inc.	615,649	27,636,484
Code Rebel Corp. (b)	13,533	24,359
CommVault Systems, Inc. (a)	162,030	6,071,264
Covisint Corp. (a)	156,273	304,732
Datawatch Corp. (a)(b)	28,143	141,278
Digimarc Corp. (a)(b)	34,737	1,051,489
Digital Turbine, Inc. (a)(b)	126,543	142,994
Document Security Systems, Inc. (a)	81,780	12,259
Ebix, Inc. (b)	100,823	3,733,476
Ellie Mae, Inc. (a)(b)	115,018	9,676,464
EnerNOC, Inc. (a)(b)	96,330	591,466
EPIQ Systems, Inc.	126,421	1,729,439
Evolving Systems, Inc.	27,515	151,333
Fair Isaac Corp.	120,141	11,956,432
FalconStor Software, Inc. (a)	102,011	138,735
Finjan Holdings, Inc. (a)	93,776	84,398
FireEye, Inc. (a)(b)	553,116	9,369,785
Fortinet, Inc. (a)	561,375	15,943,050
Gigamon, Inc. (a)	108,403	2,966,990
Globalscape, Inc.	29,423	110,925
Glu Mobile, Inc. (a)(b)	469,639	1,742,361
GSE Systems, Inc. (a)	33,148	71,600
Guidance Software, Inc. (a)(b)	71,315	381,535
Guidewire Software, Inc. (a)(b)	274,066	13,492,269
HubSpot, Inc. (a)	41,424	1,725,724
Imperva, Inc. (a)(b)	103,266	4,530,279
Infoblox, Inc. (a)	212,822	3,294,485
Interactive Intelligence Group, Inc. (a)(b)	65,293	1,954,219
Jive Software, Inc. (a)	171,225	554,769
Majesco (a)	52,545	316,321
Majesco Entertainment Co.	147,810	114,952
MAM Software Group, Inc. (a)	188	1,045
Manhattan Associates, Inc. (a)	277,225	15,319,454
Mentor Graphics Corp.	378,960	7,238,136
MicroStrategy, Inc. Class A (a)	35,946	5,783,352
Mitek Systems, Inc. (a)(b)	120,061	620,715
MobileIron, Inc. (a)(b)	138,364	466,287
Model N, Inc. (a)	87,025	898,098
Monotype Imaging Holdings, Inc.	159,003	3,774,731
NetSol Technologies, Inc. (a)	37,185	267,360
NetSuite, Inc. (a)(b)	143,545	8,672,989
Nuance Communications, Inc. (a)	952,530	18,583,860
NXT-ID, Inc. (a)(b)	21,173	11,857
Parametric Technology Corp. (a)	443,432	13,706,483
Park City Group, Inc. (a)(b)	44,265	402,812
Paycom Software, Inc. (a)(b)	139,668	4,452,616
Paylocity Holding Corp. (a)(b)	80,406	2,381,626
Pegasystems, Inc.	151,785	3,695,965
Progress Software Corp. (a)	194,976	4,917,295
Proofpoint, Inc. (a)(b)	155,702	7,293,082
PROS Holdings, Inc. (a)(b)	93,435	1,026,851
QAD, Inc.:
Class A	27,311	534,476
Class B	24,367	401,812
Qlik Technologies, Inc. (a)	355,289	8,249,811
Qualys, Inc. (a)(b)	88,431	2,208,122
Rapid7, Inc. (a)(b)	30,222	401,650
RealPage, Inc. (a)(b)	203,637	4,082,922
RingCentral, Inc. (a)	220,329	4,076,087
Rosetta Stone, Inc. (a)	68,940	545,315
Rovi Corp. (a)(b)	319,446	7,276,980
SeaChange International, Inc. (a)(b)	126,310	728,809
ServiceNow, Inc. (a)	577,714	31,768,493
Silver Spring Networks, Inc. (a)(b)	150,654	1,883,175
SITO Mobile Ltd. (a)(b)	68,717	191,720
Smith Micro Software, Inc. (a)(b)	132,928	88,490
Solera Holdings, Inc.	259,741	14,467,574
Sonic Foundry, Inc. (a)	57,013	307,870
Splunk, Inc. (a)(b)	493,767	21,528,241
SS&C Technologies Holdings, Inc. (b)	309,697	18,052,238
Synchronoss Technologies, Inc. (a)(b)	153,273	4,293,177
Synopsys, Inc. (a)	600,790	26,885,353
Tableau Software, Inc. (a)	202,356	9,237,551
Take-Two Interactive Software, Inc. (a)(b)	324,981	11,696,066
Tangoe, Inc. (a)(b)	143,689	1,162,444
TeleNav, Inc. (a)	106,870	636,945
Textura Corp. (a)(b)	74,405	1,283,486
The Rubicon Project, Inc. (a)(b)	90,991	1,500,442
TiVo, Inc. (a)	368,048	3,087,923
Tubemogul, Inc. (a)(b)	57,029	732,252
Tyler Technologies, Inc. (a)(b)	125,484	15,098,235
Ultimate Software Group, Inc. (a)(b)	109,445	18,798,273
Upland Software, Inc. (a)	16,242	100,863
Varonis Systems, Inc. (a)(b)	63,496	1,168,961
Vasco Data Security International, Inc. (a)(b)	116,719	1,604,886
Verint Systems, Inc. (a)	242,886	8,629,740
VirnetX Holding Corp. (a)(b)	177,456	821,621
VMware, Inc. Class A (a)(b)	299,276	15,110,445
Voltari Corp. (a)(b)	19,368	81,927
Vringo, Inc. (a)(b)	47,633	120,035
Workday, Inc. Class A (a)(b)	428,143	25,881,244
Workiva, Inc. (a)(b)	94,792	1,183,004
Xura, Inc. (a)	98,990	1,943,174
Zendesk, Inc. (a)(b)	213,788	3,912,320
Zix Corp. (a)(b)	279,934	1,116,937
Zynga, Inc. (a)	3,070,372	6,478,485
		596,405,973
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	411,267	4,388,219
Avid Technology, Inc. (a)(b)	126,635	968,758
Concurrent Computer Corp.	30,661	164,956
CPI Card Group (b)	72,158	570,770
Cray, Inc. (a)(b)	156,855	6,652,221
Crossroads Systems, Inc. (a)(b)	36,918	7,014
Dataram Corp. (a)	3,942	2,681
Diebold, Inc.	252,823	6,275,067
Eastman Kodak Co. (a)(b)	154,688	1,461,802
Electronics for Imaging, Inc. (a)(b)	182,101	7,213,021
Hutchinson Technology, Inc. (a)(b)	123,467	454,359
Imation Corp. (a)(b)	119,007	103,239
Immersion Corp. (a)	113,167	1,019,635
Intevac, Inc. (a)	82,658	371,134
ITUS Corp. (a)(b)	34,351	79,351
Lexmark International, Inc. Class A	235,482	7,304,652
NCR Corp. (a)	473,043	11,050,284
Nimble Storage, Inc. (a)(b)	210,151	1,521,493
Pure Storage, Inc. Class A (a)(b)	112,934	1,623,991
Qualstar Corp. (a)	155,911	87,310
Quantum Corp. (a)(b)	964,773	492,034
Silicon Graphics International Corp. (a)(b)	140,864	855,044
Super Micro Computer, Inc. (a)(b)	141,738	4,602,233
Transact Technologies, Inc.	28,331	205,116
U.S.A. Technologies, Inc. (a)(b)	123,963	492,133
Violin Memory, Inc. (a)(b)	313,676	250,941
Xplore Technologies Corp. (a)	14,878	59,661
		58,277,119

TOTAL INFORMATION TECHNOLOGY		2,369,294,400

MATERIALS - 4.5%
Chemicals - 2.3%
A. Schulman, Inc.	114,535	2,827,869
AgroFresh Solutions, Inc. (a)(b)	94,349	461,367
Albemarle Corp. U.S.	431,659	24,267,869
American Vanguard Corp. (b)	100,323	1,265,073
Ashland, Inc.	240,463	22,913,719
Axalta Coating Systems (a)	531,954	13,809,526
Axiall Corp.	280,074	5,573,473
Balchem Corp.	122,079	7,723,938
BioAmber, Inc. (a)(b)	57,670	201,845
Cabot Corp.	242,494	10,798,258
Calgon Carbon Corp.	200,521	2,811,304
Celanese Corp. Class A	561,718	33,894,064
Chase Corp.	30,419	1,430,301
Chemtura Corp. (a)(b)	257,620	6,499,753
Codexis, Inc. (a)	91,779	372,623
Core Molding Technologies, Inc. (a)	30,292	344,723
Ferro Corp. (a)	335,869	3,335,179
Flotek Industries, Inc. (a)(b)	209,178	1,522,816
FutureFuel Corp.	89,835	1,151,685
H.B. Fuller Co.	195,758	7,534,725
Hawkins, Inc.	37,806	1,209,036
Huntsman Corp.	787,890	8,556,485
Innophos Holdings, Inc.	76,978	2,230,822
Innospec, Inc.	95,373	4,139,188
Intrepid Potash, Inc. (a)	215,299	213,146
KMG Chemicals, Inc.	32,018	686,786
Koppers Holdings, Inc. (a)	81,226	1,424,704
Kraton Performance Polymers, Inc. (a)	119,735	2,055,850
Kronos Worldwide, Inc. (b)	93,968	598,576
LSB Industries, Inc. (a)(b)	72,807	425,193
Marrone Bio Innovations, Inc. (a)(b)	53,732	64,478
Metabolix, Inc. (a)(b)	20,616	31,336
Minerals Technologies, Inc.	137,733	6,999,591
NewMarket Corp. (b)	39,385	14,381,039
Northern Technologies International Corp. (a)	5,288	62,398
Olin Corp. (b)	641,160	9,719,986
OMNOVA Solutions, Inc. (a)	168,422	882,531
Platform Specialty Products Corp. (a)(b)	579,730	4,110,286
PolyOne Corp.	335,289	9,022,627
Quaker Chemical Corp.	52,276	4,067,596
Rayonier Advanced Materials, Inc. (b)	163,222	1,219,268
Rentech, Inc. (a)	91,963	186,685
RPM International, Inc.	510,933	20,871,613
Senomyx, Inc. (a)(b)	176,669	586,541
Sensient Technologies Corp.	186,397	10,714,100
Stepan Co.	74,135	3,683,027
The Chemours Co. LLC	710,068	3,642,649
The Scotts Miracle-Gro Co. Class A	174,529	12,045,992
TOR Minerals International, Inc. (a)	3,831	14,366
Trecora Resources (a)	74,645	721,071
Tredegar Corp.	97,247	1,335,201
Trinseo SA (a)(b)	44,097	1,314,532
Tronox Ltd. Class A (b)	246,268	1,275,668
Valhi, Inc. (b)	74,540	96,902
Valspar Corp.	281,841	22,051,240
W.R. Grace & Co. (a)	272,437	18,727,319
Westlake Chemical Corp.	150,394	6,484,989
		324,592,927
Construction Materials - 0.1%
Eagle Materials, Inc.	187,869	11,351,045
Headwaters, Inc. (a)	281,913	4,967,307
Summit Materials, Inc.	169,613	3,097,133
Tecnoglass, Inc. (a)(b)	9,010	99,561
U.S. Concrete, Inc. (a)(b)	52,481	2,820,854
United States Lime & Minerals, Inc.	7,538	400,871
		22,736,771
Containers & Packaging - 1.0%
AEP Industries, Inc.	16,843	1,325,713
Aptargroup, Inc.	243,187	17,925,314
Bemis Co., Inc. (b)	366,833	18,000,495
Berry Plastics Group, Inc. (a)	461,120	14,354,666
Crown Holdings, Inc. (a)	540,108	25,304,060
Graphic Packaging Holding Co.	1,254,004	15,461,869
Greif, Inc.:
Class A (b)	138,435	3,669,912
Class B	6,493	223,359
Myers Industries, Inc.	100,702	1,211,445
Packaging Corp. of America	374,653	18,170,671
Silgan Holdings, Inc.	158,419	8,115,805
Sonoco Products Co.	394,977	17,260,495
UFP Technologies, Inc. (a)	22,606	505,696
		141,529,500
Metals & Mining - 0.8%
A.M. Castle & Co. (a)(b)	69,394	149,197
AK Steel Holding Corp. (a)(b)	724,354	2,071,652
Allegheny Technologies, Inc. (b)	415,331	5,569,589
Ampco-Pittsburgh Corp.	34,089	409,409
Carpenter Technology Corp. (b)	190,658	5,666,356
Century Aluminum Co. (a)(b)	196,626	1,405,876
Cliffs Natural Resources, Inc. (a)(b)	552,857	1,194,171
Coeur d'Alene Mines Corp. (a)(b)	560,839	2,164,839
Commercial Metals Co. (b)	449,804	6,607,621
Compass Minerals International, Inc.	130,824	8,875,100
Comstock Mining, Inc. (a)(b)	223,980	118,709
Friedman Industries	19,700	102,834
General Moly, Inc. (a)(b)	202,841	40,771
Gold Resource Corp. (b)	214,137	419,709
Golden Minerals Co. (a)(b)	115,781	41,392
Handy & Harman Ltd. (a)	25,445	507,628
Haynes International, Inc.	51,538	1,587,370
Hecla Mining Co. (b)	1,445,542	3,743,954
Kaiser Aluminum Corp.	70,262	5,382,772
Materion Corp.	78,533	2,048,141
McEwen Mining, Inc. (b)	925,038	1,692,820
Mines Management, Inc. (a)(b)	69,165	34,583
Olympic Steel, Inc. (b)	34,711	372,102
Paramount Gold Nevada Corp. (a)(b)	22,744	28,203
Pershing Gold Corp. (a)	9,519	34,268
Real Industries, Inc. (a)(b)	96,773	680,314
Reliance Steel & Aluminum Co.	277,883	16,920,296
Royal Gold, Inc. (b)	253,013	11,732,213
Ryerson Holding Corp. (a)(b)	44,874	166,034
Schnitzer Steel Industries, Inc. Class A	107,315	1,571,092
Solitario Exploration & Royalty Corp. (a)(b)	57,827	30,880
Steel Dynamics, Inc.	934,136	16,991,934
Stillwater Mining Co. (a)(b)	476,680	3,999,345
SunCoke Energy, Inc.	244,877	1,158,268
Synalloy Corp.	24,589	195,974
TimkenSteel Corp. (b)	147,662	1,141,427
U.S. Antimony Corp. (a)(b)	114,807	30,998
United States Steel Corp. (b)	560,422	5,111,049
Universal Stainless & Alloy Products, Inc. (a)	23,505	187,335
Worthington Industries, Inc.	180,617	5,618,995
		115,805,220
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	147,876	2,475,444
Clearwater Paper Corp. (a)	72,212	2,936,862
Deltic Timber Corp.	44,462	2,517,438
Domtar Corp.	239,733	8,436,204
Kapstone Paper & Packaging Corp. (b)	332,246	3,402,199
Louisiana-Pacific Corp. (a)(b)	551,769	8,767,609
Mercer International, Inc. (SBI)	164,887	1,500,472
Neenah Paper, Inc.	64,648	3,915,083
P.H. Glatfelter Co.	174,467	3,204,959
Resolute Forest Products (a)	362,934	1,861,851
Schweitzer-Mauduit International, Inc.	119,132	3,600,169
		42,618,290

TOTAL MATERIALS		647,282,708

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)(b)	342,793	3,986,683
Alaska Communication Systems Group, Inc. (a)	196,814	316,871
Atlantic Tele-Network, Inc.	43,046	3,096,729
Cincinnati Bell, Inc. (a)	839,784	2,905,653
Cogent Communications Group, Inc.	160,706	5,897,910
Consolidated Communications Holdings, Inc. (b)	198,269	4,637,512
Elephant Talk Communication, Inc. (a)	798,023	175,565
FairPoint Communications, Inc. (a)(b)	80,193	1,205,301
Fusion Telecommunications International (a)(b)	48,146	97,255
General Communications, Inc. Class A (a)(b)	117,122	2,235,859
Globalstar, Inc. (a)(b)	1,012,310	1,579,204
Hawaiian Telcom Holdco, Inc. (a)	45,396	1,090,866
IDT Corp. Class B	65,993	859,889
inContact, Inc. (a)(b)	240,727	2,231,539
Inteliquent, Inc.	128,380	2,185,028
Intelsat SA (a)(b)	107,923	185,628
Iridium Communications, Inc. (a)(b)	322,732	2,236,533
Lumos Networks Corp. (a)	82,593	1,015,894
Ooma, Inc. (a)	10,798	65,112
ORBCOMM, Inc. (a)(b)	257,128	2,242,156
PDVWireless, Inc. (a)(b)	47,839	1,358,628
SBA Communications Corp. Class A (a)	486,143	46,130,109
Straight Path Communications, Inc. Class B (a)(b)	38,104	1,213,993
Towerstream Corp. (a)(b)	213,735	45,996
Vonage Holdings Corp. (a)	735,619	3,950,274
Windstream Holdings, Inc. (b)	404,598	3,042,577
Zayo Group Holdings, Inc. (a)	163,131	3,862,942
		97,851,706
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)(b)	127,101	911,314
Leap Wireless International, Inc. rights (a)	194,908	502,863
NII Holdings, Inc. (a)(b)	392,162	2,082,380
NTELOS Holdings Corp. (a)(b)	67,290	618,395
Shenandoah Telecommunications Co.	173,466	4,190,939
Spok Holdings, Inc.	83,733	1,483,749
Sprint Corp. (a)(b)	3,064,742	10,542,712
T-Mobile U.S., Inc. (a)(b)	1,065,278	39,521,814
Telephone & Data Systems, Inc.	368,860	9,855,939
U.S. Cellular Corp. (a)	60,357	2,498,780
		72,208,885

TOTAL TELECOMMUNICATION SERVICES		170,060,591

UTILITIES - 4.0%
Electric Utilities - 1.2%
Allete, Inc.	179,607	9,522,763
Cleco Corp.	233,471	10,718,654
El Paso Electric Co.	163,435	6,676,320
Empire District Electric Co.	174,977	5,725,247
Genie Energy Ltd. Class B (b)	65,626	608,353
Great Plains Energy, Inc.	587,920	17,249,573
Hawaiian Electric Industries, Inc.	427,846	12,561,559
IDACORP, Inc.	197,672	14,026,805
ITC Holdings Corp.	587,735	23,879,673
MGE Energy, Inc.	147,108	7,140,622
OGE Energy Corp.	763,900	19,005,832
Otter Tail Corp.	152,771	4,179,815
PNM Resources, Inc.	302,649	9,660,556
Portland General Electric Co.	334,511	12,728,144
Spark Energy, Inc. Class A, (b)	12,018	291,076
Westar Energy, Inc. (b)	534,542	23,231,195
		177,206,187
Gas Utilities - 1.2%
Atmos Energy Corp.	384,774	26,707,163
Chesapeake Utilities Corp.	60,296	3,756,441
Delta Natural Gas Co., Inc.	18,073	407,185
Gas Natural, Inc.	40,523	318,511
Laclede Group, Inc.	184,042	12,058,432
National Fuel Gas Co. (b)	328,407	15,001,632
New Jersey Resources Corp.	331,481	11,475,872
Northwest Natural Gas Co.	111,859	5,580,646
ONE Gas, Inc. (b)	200,134	11,603,769
Piedmont Natural Gas Co., Inc.	306,221	18,192,590
Questar Corp.	673,422	16,680,663
RGC Resources, Inc.	3,401	73,053
South Jersey Industries, Inc.	274,207	6,978,568
Southwest Gas Corp.	183,819	11,212,959
UGI Corp.	654,277	24,182,078
WGL Holdings, Inc.	191,379	13,050,134
		177,279,696
Independent Power and Renewable Electricity Producers - 0.3%
American DG Energy, Inc. (a)	66,943	22,091
Blue Earth, Inc. (a)(b)	125,308	14,373
Calpine Corp. (a)	1,270,271	15,954,604
Dynegy, Inc. (a)	434,692	4,381,695
EnSite Power, Inc.	19,278	1,325
NRG Yield, Inc.:
Class A (b)	127,027	1,572,594
Class C (b)	244,778	3,199,248
Ormat Technologies, Inc. (b)	138,584	5,288,365
Pattern Energy Group, Inc. (b)	213,766	3,629,747
Talen Energy Corp. (a)(b)	262,947	1,672,343
TerraForm Global, Inc. (b)	196,426	622,670
Terraform Power, Inc. (b)	283,362	2,731,610
U.S. Geothermal, Inc. (a)(b)	370,926	200,374
Vivint Solar, Inc. (a)(b)	83,920	662,129
		39,953,168
Multi-Utilities - 0.7%
Alliant Energy Corp.	428,962	29,147,968
Avista Corp.	249,992	9,449,698
Black Hills Corp. (b)	195,976	10,976,616
MDU Resources Group, Inc.	749,352	13,645,700
NorthWestern Energy Corp. (b)	190,533	11,311,944
Unitil Corp.	68,493	2,693,830
Vectren Corp.	321,612	14,639,778
		91,865,534
Water Utilities - 0.6%
American States Water Co.	149,290	6,331,389
American Water Works Co., Inc.	687,226	44,545,989
Aqua America, Inc.	681,326	20,828,136
Artesian Resources Corp. Class A	28,422	802,922
Cadiz, Inc. (a)(b)	56,904	275,415
California Water Service Group	186,749	4,616,435
Connecticut Water Service, Inc.	46,745	1,948,799
Middlesex Water Co.	68,851	1,929,205
Pure Cycle Corp. (a)(b)	69,664	323,241
SJW Corp.	65,990	2,392,797
York Water Co.	48,536	1,348,330
		85,342,658

TOTAL UTILITIES		571,647,243

TOTAL COMMON STOCKS
(Cost $13,027,570,097)		14,250,340,853
	Principal Amount	Value

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18
(Cost $162,465)	162,465	$ 159,216

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.44% 3/3/16 to 9/15/16 (c)
(Cost $6,987,941)	7,000,000	6,987,526
	Shares	Value

Money Market Funds - 21.4%
Fidelity Cash Central Fund, 0.40% (d)	88,716,982	$88,716,982
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	2,985,394,103	2,985,394,103
TOTAL MONEY MARKET FUNDS
(Cost $3,074,111,085)		3,074,111,085
TOTAL INVESTMENT PORTFOLIO - 120.9%
(Cost $16,108,831,588)		17,331,598,680
NET OTHER ASSETS (LIABILITIES) - (20.9)%		(2,991,739,555)
NET ASSETS - 100%		$14,339,859,125

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
339 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2016	45,178,530	$1,774,461
653 ICE Russell 2000 Index Contracts (United States)	March 2016	67,370,010	1,925,696
TOTAL FUTURES CONTRACTS			$3,700,157

The face value of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,010,533.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$165,701
Fidelity Securities Lending Cash Central Fund	33,790,442
Total	$33,956,143

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,370,793,112	$2,370,793,112	$--	$--
Consumer Staples	480,807,899	480,807,899	--	--
Energy	404,883,886	404,883,886	--	--
Financials	3,654,829,961	3,654,449,041	1,287	379,633
Health Care	1,694,868,775	1,693,550,201	--	1,318,574
Industrials	1,885,872,278	1,885,872,278	--	--
Information Technology	2,369,294,400	2,369,294,400	--	--
Materials	647,282,708	647,282,708	--	--
Telecommunication Services	170,060,591	169,557,728	--	502,863
Utilities	571,647,243	571,645,918	--	1,325
Corporate Bonds	159,216	--	159,216	--
U.S. Government and Government Agency Obligations	6,987,526	--	6,987,526	--
Money Market Funds	3,074,111,085	3,074,111,085	--	--
Total Investments in Securities:	$17,331,598,680	$17,322,248,256	$7,148,029	$2,202,395
Derivative Instruments:
Assets
Futures Contracts	$3,700,157	$3,700,157	$--	$--
Total Assets	$3,700,157	$3,700,157	$--	$--
Total Derivative Instruments:	$3,700,157	$3,700,157	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,700,157	$0
Total Equity Risk	3,700,157	0
Total Value of Derivatives	$3,700,157	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Spartan® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $2,887,892,233) — See accompanying schedule: Unaffiliated issuers (cost $13,034,720,503)	$14,257,487,595
Fidelity Central Funds (cost $3,074,111,085)	3,074,111,085
Total Investments (cost $16,108,831,588)		$17,331,598,680
Cash		769,097
Receivable for investments sold		4,851,299
Receivable for fund shares sold		26,601,540
Dividends receivable		13,917,465
Distributions receivable from Fidelity Central Funds		2,884,858
Receivable from investment adviser for expense reductions		9,195
Other receivables		8,082
Total assets		17,380,640,216
Liabilities
Payable for investments purchased	$22,344,526
Payable for fund shares redeemed	31,725,010
Accrued management fee	694,655
Payable for daily variation margin for derivative instruments	429,434
Other affiliated payables	149,807
Other payables and accrued expenses	43,556
Collateral on securities loaned, at value	2,985,394,103
Total liabilities		3,040,781,091
Net Assets		$14,339,859,125
Net Assets consist of:
Paid in capital		$13,021,432,592
Undistributed net investment income		30,664,098
Accumulated undistributed net realized gain (loss) on investments		61,295,186
Net unrealized appreciation (depreciation) on investments		1,226,467,249
Net Assets		$14,339,859,125
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,392,792,520 ÷ 30,278,717 shares)		$46.00
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($11,837,817,955 ÷ 257,337,771 shares)		$46.00
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,109,248,650 ÷ 24,119,443 shares)		$45.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2016
Investment Income
Dividends		$207,053,838
Interest		27,721
Income from Fidelity Central Funds (including $33,790,442 from security lending)		33,956,143
Total income		241,037,702
Expenses
Management fee	$9,668,119
Transfer agent fees	2,108,927
Independent trustees' compensation	70,300
Interest	2,564
Miscellaneous	23,282
Total expenses before reductions	11,873,192
Expense reductions	(106,998)	11,766,194
Net investment income (loss)		229,271,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	687,872,320
Futures contracts	(3,052,469)
Total net realized gain (loss)		684,819,851
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,424,807,033)
Futures contracts	(1,181,831)
Total change in net unrealized appreciation (depreciation)		(3,425,988,864)
Net gain (loss)		(2,741,169,013)
Net increase (decrease) in net assets resulting from operations		$(2,511,897,505)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2016	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$229,271,508	$204,482,228
Net realized gain (loss)	684,819,851	451,817,948
Change in net unrealized appreciation (depreciation)	(3,425,988,864)	569,305,910
Net increase (decrease) in net assets resulting from operations	(2,511,897,505)	1,225,606,086
Distributions to shareholders from net investment income	(215,684,984)	(193,642,159)
Distributions to shareholders from net realized gain	(722,966,259)	(416,291,899)
Total distributions	(938,651,243)	(609,934,058)
Share transactions - net increase (decrease)	1,685,965,054	1,307,542,824
Redemption fees	628,490	947,312
Total increase (decrease) in net assets	(1,763,955,204)	1,924,162,164
Net Assets
Beginning of period	16,103,814,329	14,179,652,165
End of period (including undistributed net investment income of $30,664,098 and undistributed net investment income of $34,950,255, respectively)	$14,339,859,125	$16,103,814,329

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Investor Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$57.40	$55.29	$43.12	$39.66	$40.35
Income from Investment Operations
Net investment income (loss)B	.75	.74	.67	.73	.48
Net realized and unrealized gain (loss)	(8.99)	3.62	13.09	4.61	.10
Total from investment operations	(8.24)	4.36	13.76	5.34	.58
Distributions from net investment income	(.71)	(.70)	(.54)	(.70)	(.45)
Distributions from net realized gain	(2.45)	(1.55)	(1.06)	(1.17)	(.84)
Total distributions	(3.16)	(2.25)	(1.60)	(1.88)C	(1.28)D
Redemption fees added to paid in capitalB	–E	–E	.01	–E	.01
Net asset value, end of period	$46.00	$57.40	$55.29	$43.12	$39.66
Total ReturnF	(14.86)%	8.23%	32.38%	14.00%	1.76%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.39%	1.36%	1.35%	1.85%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$1,392,793	$1,992,558	$1,803,152	$971,857	$2,606,631
Portfolio turnover rateI	12%J	7%	14%	10%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

 D Total distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advantage Class

Years ended February 28,	2016A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$57.40	$55.30	$43.12	$39.66	$40.36
Income from Investment Operations
Net investment income (loss)B	.77	.76	.68	.75	.48
Net realized and unrealized gain (loss)	(8.99)	3.61	13.11	4.60	.10
Total from investment operations	(8.22)	4.37	13.79	5.35	.58
Distributions from net investment income	(.73)	(.72)	(.56)	(.72)	(.46)
Distributions from net realized gain	(2.45)	(1.55)	(1.06)	(1.17)	(.84)
Total distributions	(3.18)	(2.27)	(1.62)	(1.89)	(1.29)C
Redemption fees added to paid in capitalB	–D	–D	.01	–D	.01
Net asset value, end of period	$46.00	$57.40	$55.30	$43.12	$39.66
Total ReturnE	(14.83)%	8.24%	32.44%	14.04%	1.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.42%	1.39%	1.38%	1.88%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$11,837,818	$13,356,931	$12,280,754	$7,173,852	$3,910,289
Portfolio turnover rateH	12%I	7%	14%	10%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advantage Institutional Class

Years ended February 28,	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$57.39	$55.28	$43.11	$39.66	$34.67
Income from Investment Operations
Net investment income (loss)C	.76	.76	.72	.75	.25
Net realized and unrealized gain (loss)	(8.98)	3.63	13.06	4.60	5.52
Total from investment operations	(8.22)	4.39	13.78	5.35	5.77
Distributions from net investment income	(.73)	(.72)	(.56)	(.72)	(.40)
Distributions from net realized gain	(2.45)	(1.55)	(1.06)	(1.17)	(.38)
Total distributions	(3.18)	(2.28)D	(1.62)	(1.90)E	(.78)
Redemption fees added to paid in capitalC	–F	–F	.01	–F	–F
Net asset value, end of period	$45.99	$57.39	$55.28	$43.11	$39.66
Total ReturnG,H	(14.83)%	8.27%	32.44%	14.04%	16.99%
Ratios to Average Net AssetsI,J
Expenses before reductions	.07%	.07%	.07%	.07%	.07%K
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06%	.06%K
Expenses net of all reductions	.06%	.06%	.06%	.06%	.06%K
Net investment income (loss)	1.43%	1.40%	1.39%	1.89%	1.44%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,109,249	$754,325	$95,747	$226	$117
Portfolio turnover rateL	12%M	7%	14%	10%	11%N

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 E Total distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Spartan® International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2016	Past 1 year	Past 5 years	Past 10 years
Investor Class	(15.24)%	0.48%	1.57%
Fidelity Advantage® Class	(15.17)%	0.56%	1.62%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® International Index Fund - Investor Class on February 28, 2006.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$11,683	Spartan® International Index Fund - Investor Class
$11,765	MSCI EAFE Index

Spartan® International Index Fund

Management's Discussion of Fund Performance

Market Recap:  International equities suffered a setback for the year ending February 29, 2016, held back by a collapse in commodity prices that affected resources-related sectors and geographies in particular. The non-U.S. developed-markets MSCI EAFE Index returned -15.04% for the 12 months, hurt also by concerns about global economic growth. Stocks in developing markets fell further, with the MSCI Emerging Markets Index returning -23.13%. Commodity producers were pressured for much of the year, largely related to economic deceleration in China, the world’s second-largest economy and a leading consumer of raw materials. Effects were exacerbated by U.S. dollar strength relative to global currencies, weighing on commodities priced in dollars and acutely affecting the equity returns of resources-related areas. Among regions within the MSCI EAFE Index, net energy consumer Japan (-10%) fared best; Asia Pacific ex Japan (-19%), worst. At the country level, only Denmark (+5%) and Israel (+3%) managed a gain, with several notching declines of greater than 20%. As for sectors, consumer staples (-2%) and telecommunication services (-6%) lost the least, whereas materials (-29%), financials (-22%) and energy (-21%) lost the most. Among emerging-markets countries, Hungary (+27%) proved the sole gainer. Meanwhile, Greece (-68%), Brazil (-40%), China (-29%) and India (-26%) headed the market’s broad-based decline.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  In a difficult market environment for global equities, the fund’s share classes predictably struggled, posting declines of about 15% for the year, roughly in line with the benchmark MSCI EAFE Index. (The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is an adjustment process that attempts to best represent the value of fund holdings as of the close of trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The MSCI EAFE does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) Shares of pharmaceuticals giant Novartis detracted most in absolute terms; its shares returned -26%, due partly to lower-than-expected earnings. Several banks also hampered results, especially Spain’s Banco Santander (-41%); Australia & New Zealand Banking Group (-38%); and U.K.-headquartered Barclays (-38%). On the positive side, several Japanese stocks added value, including telecommunication services company Nippon Telegraph & Telephone (+40%) and mobile phone operator NTT DOCOMO (+36%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.0	1.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	1.5
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.8
Toyota Motor Corp. (Japan, Automobiles)	1.3	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.1	1.2
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.9	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.9	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.8	0.8
Sanofi SA (France, Pharmaceuticals)	0.8	0.9
	11.7

Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	25.3
Industrials	13.0	12.5
Consumer Discretionary	12.9	12.5
Consumer Staples	12.7	11.2
Health Care	11.7	11.8
Materials	6.0	6.7
Information Technology	5.1	4.6
Telecommunication Services	5.0	5.0
Energy	4.6	5.0
Utilities	4.3	4.2

Geographic Diversification (% of fund's net assets)

As of February 29, 2016
Japan	22.9%
United Kingdom	18.3%
France	9.4%
Switzerland	9.3%
Germany	8.9%
Australia	6.6%
Netherlands	3.6%
Spain	3.0%
Sweden	2.9%
Other*	15.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of August 31, 2015
Japan	22.8%
United Kingdom	18.7%
Switzerland	9.5%
France	9.4%
Germany	8.9%
Australia	6.3%
Spain	3.5%
Netherlands	3.3%
Sweden	2.9%
Other*	14.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Spartan® International Index Fund

Investments February 29, 2016

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 6.6%
AGL Energy Ltd.	807,382	$10,568,772
Alumina Ltd. (a)	3,055,771	2,933,521
Amcor Ltd.	1,406,057	14,060,060
AMP Ltd.	3,529,738	13,402,945
APA Group unit	1,323,243	8,235,732
Aristocrat Leisure Ltd.	649,833	4,638,183
Asciano Ltd.	1,151,935	7,292,857
ASX Ltd.	227,940	6,837,952
Aurizon Holdings Ltd.	2,517,154	7,312,238
Australia & New Zealand Banking Group Ltd.	3,492,821	55,722,037
Bank of Queensland Ltd.	450,061	3,388,987
Bendigo & Adelaide Bank Ltd.	534,168	3,263,606
BHP Billiton Ltd.	3,858,344	43,504,658
Boral Ltd.	931,875	3,884,335
Brambles Ltd.	1,882,652	16,783,348
Caltex Australia Ltd.	318,469	8,305,807
Challenger Ltd.	685,097	3,677,190
Cimic Group Ltd.	116,653	2,627,720
Coca-Cola Amatil Ltd.	687,255	4,174,395
Cochlear Ltd.	67,272	4,921,097
Commonwealth Bank of Australia	2,039,208	102,087,697
Computershare Ltd.	567,153	3,683,730
Crown Ltd.	435,959	3,615,746
CSL Ltd.	558,462	40,944,423
DEXUS Property Group unit	1,145,491	6,156,484
DUET Group	2,746,509	4,449,928
Flight Centre Travel Group Ltd. (a)	66,233	1,957,135
Fortescue Metals Group Ltd. (a)	1,831,170	2,666,275
Goodman Group unit	2,156,321	9,988,591
Harvey Norman Holdings Ltd.	646,585	2,205,970
Healthscope Ltd.	1,642,309	2,907,051
Iluka Resources Ltd.	506,683	2,433,871
Incitec Pivot Ltd.	2,025,770	4,207,550
Insurance Australia Group Ltd.	2,920,168	10,775,675
Lendlease Group unit	662,694	6,163,162
Macquarie Group Ltd.	358,507	16,443,130
Medibank Private Ltd.	3,327,078	5,984,249
Mirvac Group unit	4,444,526	5,805,273
National Australia Bank Ltd.	3,149,244	54,167,790
Newcrest Mining Ltd. (b)	915,632	11,495,081
Orica Ltd.	438,155	4,456,447
Origin Energy Ltd.	2,069,424	6,543,338
Platinum Asset Management Ltd.	284,042	1,204,246
Qantas Airways Ltd.	1,059,593	2,919,258
QBE Insurance Group Ltd.	1,637,888	12,356,780
Ramsay Health Care Ltd.	170,660	8,068,600
realestate.com.au Ltd.	62,752	2,326,801
Rio Tinto Ltd.	507,195	14,581,780
Santos Ltd.	1,974,599	4,665,015
Scentre Group unit	6,358,227	19,831,866
SEEK Ltd. (a)	388,462	4,303,149
Sonic Healthcare Ltd.	461,738	6,066,115
South32 Ltd. (b)	6,322,926	5,641,236
SP AusNet	2,221,841	2,323,254
Stockland Corp. Ltd. unit	2,942,046	8,756,522
Suncorp Group Ltd.	1,541,795	12,325,109
Sydney Airport unit	1,298,486	5,977,824
Tabcorp Holdings Ltd.	991,113	3,041,850
Tatts Group Ltd.	1,748,349	4,854,269
Telstra Corp. Ltd.	5,106,594	19,088,994
The GPT Group unit	2,114,966	7,427,020
TPG Telecom Ltd.	340,123	2,549,009
Transurban Group unit	2,422,181	19,622,240
Treasury Wine Estates Ltd.	888,142	6,117,245
Vicinity Centers unit	4,010,875	8,903,190
Vocus Communications Ltd. (a)	549,302	3,214,927
Wesfarmers Ltd.	1,343,217	37,476,409
Westfield Corp. unit	2,372,356	16,932,691
Westpac Banking Corp.	3,989,491	81,596,092
Woodside Petroleum Ltd.	886,541	16,040,685
Woolworths Ltd.	1,517,639	24,805,620

TOTAL AUSTRALIA		897,691,832

Austria - 0.2%
Andritz AG	93,401	4,484,393
Erste Group Bank AG	333,409	8,605,033
IMMOEAST AG (a)(b)	321,410	3
OMV AG	175,386	4,613,391
Raiffeisen International Bank-Holding AG (b)	141,328	1,886,435
Voestalpine AG	135,207	3,927,168

TOTAL AUSTRIA		23,516,423

Bailiwick of Jersey - 1.1%
Experian PLC	1,171,707	19,292,842
Glencore Xstrata PLC	14,718,011	27,296,614
Petrofac Ltd.	310,520	3,913,546
Randgold Resources Ltd.	112,513	10,220,597
Shire PLC	711,731	37,130,706
Wolseley PLC	311,730	15,986,241
WPP PLC	1,551,506	32,678,463

TOTAL BAILIWICK OF JERSEY		146,519,009

Belgium - 1.4%
Ageas	251,474	9,302,612
Anheuser-Busch InBev SA NV	966,385	108,115,947
Belgacom SA	183,310	5,797,956
Colruyt NV	81,145	4,366,012
Delhaize Group SA	123,524	12,491,456
Groupe Bruxelles Lambert SA	95,699	7,331,156
KBC Groep NV	300,761	15,999,242
Solvay SA Class A	88,913	8,268,935
Telenet Group Holding NV (b)	61,483	3,236,865
UCB SA	152,445	11,353,221
Umicore SA	119,248	5,411,434

TOTAL BELGIUM		191,674,836

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	755,450	7,706,939
First Pacific Co. Ltd.	2,790,665	1,923,225
Hongkong Land Holdings Ltd.	701,300	4,116,631
Jardine Matheson Holdings Ltd.	295,000	17,174,900
Kerry Properties Ltd.	792,681	1,860,923
Li & Fung Ltd.	6,987,246	3,943,663
Noble Group Ltd.	5,604,635	1,375,248
NWS Holdings Ltd.	1,777,209	2,522,533
Shangri-La Asia Ltd.	1,535,380	1,454,831
Yue Yuen Industrial (Holdings) Ltd.	895,000	3,181,614

TOTAL BERMUDA		45,260,507

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	285,229	2,286,438
Cheung Kong Property Holdings Ltd.	3,279,425	16,780,699
CK Hutchison Holdings Ltd.	3,240,425	39,140,649
Melco Crown Entertainment Ltd. sponsored ADR (a)	113,597	1,793,697
MGM China Holdings Ltd.	1,118,800	1,280,182
Sands China Ltd.	2,909,200	10,316,494
WH Group Ltd. (b)	7,053,000	4,098,657
Wynn Macau Ltd. (a)	1,865,200	2,148,635

TOTAL CAYMAN ISLANDS		77,845,451

Denmark - 2.0%
A.P. Moller - Maersk A/S:
Series A	4,604	5,912,076
Series B	8,381	11,014,342
Carlsberg A/S Series B	128,664	11,136,613
Christian Hansen Holding A/S	117,708	7,276,872
Coloplast A/S Series B	133,333	10,075,401
Danske Bank A/S	846,230	23,152,431
DSV de Sammensluttede Vognmaend A/S	227,596	9,333,731
Genmab A/S (b)	65,000	7,996,019
ISS Holdings A/S	175,865	6,129,890
Novo Nordisk A/S Series B	2,353,734	121,181,220
Novozymes A/S Series B	279,916	12,042,734
Pandora A/S	135,356	17,154,286
TDC A/S	976,297	4,157,576
Tryg A/S	142,752	2,610,689
Vestas Wind Systems A/S	268,237	18,178,863
William Demant Holding A/S (b)	30,063	2,617,472

TOTAL DENMARK		269,970,215

Finland - 1.0%
Elisa Corp. (A Shares)	167,894	6,007,144
Fortum Corp.	530,336	7,055,805
Kone Oyj (B Shares)	400,401	17,836,847
Metso Corp.	136,045	3,019,130
Neste Oyj	150,399	4,730,010
Nokia Corp.	6,920,146	41,916,394
Nokian Tyres PLC	137,585	4,536,554
Orion Oyj (B Shares)	121,160	4,112,282
Sampo Oyj (A Shares)	533,745	24,084,719
Stora Enso Oyj (R Shares)	667,430	5,532,606
UPM-Kymmene Corp.	643,073	10,948,223
Wartsila Corp.	176,872	7,144,191

TOTAL FINLAND		136,923,905

France - 9.2%
Accor SA	253,696	10,804,742
Aeroports de Paris	34,876	4,103,196
Air Liquide SA	124,250	12,934,936
Alstom SA (b)	260,818	5,722,851
Arkema SA	79,513	4,878,499
Atos Origin SA	105,598	7,725,329
AXA SA	2,346,767	51,597,265
BIC SA	33,885	4,710,938
BNP Paribas SA	1,271,912	59,496,927
Bollore Group (b)	4,760	17,968
Bollore Group	1,015,709	3,928,058
Bouygues SA	241,941	9,492,146
Bureau Veritas SA	313,749	6,271,605
Capgemini SA	195,921	16,347,275
Carrefour SA	721,042	19,135,085
Casino Guichard Perrachon SA (a)	67,052	3,030,762
Christian Dior SA	64,882	11,458,969
CNP Assurances	203,569	3,020,613
Compagnie de St. Gobain	584,135	22,730,092
Credit Agricole SA	1,273,459	13,308,912
Danone SA	706,554	49,139,377
Dassault Systemes SA	153,947	11,704,565
Edenred SA (a)	247,696	4,359,800
EDF SA (b)	200,740	2,123,697
EDF SA	92,946	983,307
Engie	1,753,903	27,255,543
Essilor International SA	246,125	29,358,467
Eurazeo SA	47,278	2,774,208
Eutelsat Communications	210,424	6,396,883
Fonciere des Regions	35,268	2,899,341
Gecina SA	41,289	5,120,451
Groupe Eurotunnel SA	554,440	5,579,718
Hermes International SCA	31,379	10,735,660
ICADE	41,766	2,916,027
Iliad SA	31,348	7,712,150
Imerys SA	42,179	2,560,351
Ingenico SA	65,782	6,672,343
JCDecaux SA	89,759	3,534,725
Kering SA	91,117	15,928,846
Klepierre SA	263,134	10,994,875
L'Oreal SA	201,944	34,270,826
L'Oreal SA	100,505	16,916,002
Lagardere S.C.A. (Reg.)	140,806	4,073,711
Legrand SA	319,030	15,935,112
LVMH Moet Hennessy - Louis Vuitton SA	335,306	55,706,853
Michelin CGDE Series B	223,215	20,135,298
Natixis SA	1,124,110	6,036,052
Numericable Group SA	128,039	4,691,890
Orange SA	2,384,321	41,297,473
Pernod Ricard SA	255,097	27,226,238
Peugeot Citroen SA (b)	534,180	8,065,775
Publicis Groupe SA	227,011	14,068,342
Remy Cointreau SA (a)	29,252	2,027,048
Renault SA	230,916	21,136,134
Rexel SA	362,271	4,457,232
Safran SA	375,288	23,397,212
Sanofi SA	1,419,436	112,473,649
Schneider Electric SA	670,488	39,964,730
SCOR SE	182,395	6,379,227
Societe Generale Series A	870,620	30,577,048
Sodexo SA (b)	77,845	7,932,321
Sodexo SA (b)	6,851	698,109
Sodexo SA	28,773	2,931,937
Suez Environnement SA	356,051	6,175,978
Technip SA	124,505	6,168,444
Thales SA	124,693	9,957,867
Total SA	2,645,673	118,580,245
Unibail-Rodamco	118,347	29,578,884
Valeo SA	94,862	13,188,401
Veolia Environnement SA	541,533	12,229,234
VINCI SA	573,616	39,824,201
Vivendi SA	1,394,038	28,916,850
Wendel SA	35,512	3,382,594
Zodiac Aerospace (a)	241,047	4,038,234

TOTAL FRANCE		1,251,905,653

Germany - 8.3%
adidas AG	251,098	26,761,681
Allianz SE	548,823	81,405,294
Axel Springer Verlag AG	53,760	2,729,978
BASF AG	1,103,525	71,550,330
Bayer AG	994,249	103,071,782
Bayerische Motoren Werke AG (BMW)	398,380	32,363,615
Beiersdorf AG	121,261	10,546,507
Brenntag AG	184,766	8,994,647
Commerzbank AG	1,289,760	10,521,588
Continental AG	132,044	26,516,695
Daimler AG (Germany)	1,157,645	79,464,614
Deutsche Bank AG	1,658,203	28,834,960
Deutsche Boerse AG	231,955	19,071,124
Deutsche Lufthansa AG (b)	269,461	4,040,840
Deutsche Post AG	1,162,948	27,571,367
Deutsche Telekom AG	3,872,969	64,783,113
Deutsche Wohnen AG (Bearer)	402,412	10,670,495
E.ON AG	2,406,408	21,742,508
Evonik Industries AG	168,819	5,109,136
Fraport AG Frankfurt Airport Services Worldwide	48,912	2,835,503
Fresenius Medical Care AG & Co. KGaA	262,380	22,029,609
Fresenius SE & Co. KGaA	457,914	30,326,869
GEA Group AG	219,205	9,699,448
Hannover Reuck SE	72,724	7,499,894
HeidelbergCement Finance AG	168,517	12,412,680
Henkel AG & Co. KGaA	133,881	11,877,141
Hugo Boss AG	80,139	4,580,396
Infineon Technologies AG	1,358,629	16,490,244
K&S AG	231,356	4,876,312
Kabel Deutschland Holding AG	22,481	2,791,647
Lanxess AG	109,520	4,574,431
Linde AG	223,256	31,208,672
MAN SE	42,262	4,344,611
Merck KGaA	156,056	13,311,314
Metro AG	210,984	5,208,932
Muenchener Rueckversicherungs AG	202,609	40,015,109
OSRAM Licht AG	107,157	5,031,193
ProSiebenSat.1 Media AG	264,752	13,615,695
RWE AG	590,059	6,686,324
SAP AG	1,181,540	89,092,022
Siemens AG	952,240	88,029,514
Symrise AG	147,781	9,507,557
Telefonica Deutschland Holding AG	703,096	3,418,938
Thyssenkrupp AG	460,537	7,823,040
TUI AG	319,268	4,763,680
TUI AG	277,478	4,161,063
United Internet AG	148,371	7,280,997
Volkswagen AG	42,075	5,847,820
Vonovia SE	560,185	17,501,889
Zalando SE (b)	102,652	3,217,212

TOTAL GERMANY		1,125,810,030

Hong Kong - 2.3%
AIA Group Ltd.	14,473,400	73,873,783
Bank of East Asia Ltd. (a)	1,498,511	4,768,309
BOC Hong Kong (Holdings) Ltd.	4,446,566	11,547,963
Cathay Pacific Airways Ltd.	1,259,327	2,007,657
CLP Holdings Ltd.	2,273,157	19,814,741
Galaxy Entertainment Group Ltd.	2,806,000	9,415,805
Hang Lung Properties Ltd.	2,677,423	4,695,271
Hang Seng Bank Ltd.	916,701	15,486,467
Henderson Land Development Co. Ltd.	1,379,048	7,446,599
HK Electric Investments & HK Electric Investments Ltd. unit (a)	3,139,000	2,623,215
HKT Trust/HKT Ltd. unit	3,159,760	4,371,149
Hong Kong & China Gas Co. Ltd.	8,327,095	14,634,489
Hong Kong Exchanges and Clearing Ltd.	1,363,466	29,607,602
Hysan Development Co. Ltd.	764,677	3,028,015
Link (REIT)	2,713,308	15,296,708
MTR Corp. Ltd.	1,724,773	7,971,868
New World Development Co. Ltd.	6,554,972	5,494,747
PCCW Ltd.	4,912,452	3,120,000
Power Assets Holdings Ltd.	1,665,676	15,782,917
Sino Land Ltd.	3,603,312	5,003,281
SJM Holdings Ltd.	2,449,000	1,492,438
Sun Hung Kai Properties Ltd.	2,070,676	23,212,948
Swire Pacific Ltd. (A Shares)	727,384	7,088,629
Swire Properties Ltd.	1,389,000	3,571,589
Techtronic Industries Co. Ltd.	1,660,000	6,338,607
Wharf Holdings Ltd.	1,727,585	8,673,407
Wheelock and Co. Ltd.	1,098,000	4,333,811

TOTAL HONG KONG		310,702,015

Ireland - 0.6%
Bank of Ireland (b)	32,800,906	9,301,487
CRH PLC	979,724	25,130,458
CRH PLC sponsored ADR	2,500	63,875
James Hardie Industries PLC CDI	535,859	6,850,026
Kerry Group PLC Class A	188,579	16,503,969
Paddy Power PLC (Ireland)	97,599	14,848,304
Ryanair Holdings PLC	250,317	3,889,910
Ryanair Holdings PLC sponsored ADR	454	37,759

TOTAL IRELAND		76,625,788

Isle of Man - 0.0%
Genting Singapore PLC	7,289,059	3,914,111
Israel - 0.7%
Azrieli Group	43,767	1,590,385
Bank Hapoalim BM (Reg.)	1,270,557	6,225,316
Bank Leumi le-Israel BM (b)	1,674,797	5,600,825
Bezeq The Israel Telecommunication Corp. Ltd.	2,335,679	5,243,202
Check Point Software Technologies Ltd. (a)(b)	81,130	6,739,469
Delek Group Ltd.	5,589	896,864
Israel Chemicals Ltd.	617,300	2,388,650
Israel Chemicals Ltd.	6,430	24,820
Mizrahi Tefahot Bank Ltd.	166,425	1,840,684
NICE Systems Ltd.	59,305	3,556,816
NICE Systems Ltd. sponsored ADR (a)	8,696	521,064
Taro Pharmaceutical Industries Ltd. (b)	8,828	1,279,089
Teva Pharmaceutical Industries Ltd.	991,035	55,973,173
Teva Pharmaceutical Industries Ltd. sponsored ADR	107,482	5,975,999

TOTAL ISRAEL		97,856,356

Italy - 1.9%
Assicurazioni Generali SpA	1,404,541	19,572,782
Atlantia SpA	497,516	12,345,292
Banco Popolare Societa Cooperativa	431,391	3,554,862
Enel Green Power SpA	2,085,854	4,066,221
Enel Green Power SpA rights 3/21/16	2,126,478	91
Enel SpA	8,476,018	33,873,883
Eni SpA	3,045,285	42,588,957
EXOR SpA	118,169	3,922,065
Finmeccanica SpA (b)	488,024	5,062,102
Intesa Sanpaolo SpA	15,191,112	38,370,778
Intesa Sanpaolo SpA (Risparmio Shares)	1,167,417	2,766,005
Luxottica Group SpA	203,103	11,654,880
Mediobanca SpA	690,470	4,702,060
Prysmian SpA	236,819	4,843,323
Saipem SpA	7,182,254	2,969,022
Snam Rete Gas SpA	2,517,957	13,635,536
Telecom Italia SpA (b)	13,724,322	13,335,896
Terna SpA	1,821,611	9,519,796
UniCredit SpA	5,736,613	21,442,614
Unione di Banche Italiane ScpA	1,085,211	4,198,024
Unipolsai SpA	1,330,562	2,742,921

TOTAL ITALY		255,167,110

Japan - 22.8%
ABC-MART, Inc.	32,400	1,862,296
ACOM Co. Ltd. (b)	475,500	2,118,513
AEON Co. Ltd.	781,900	10,253,587
AEON Financial Service Co. Ltd.	132,000	2,949,566
AEON MALL Co. Ltd.	137,740	1,952,376
Air Water, Inc.	193,000	2,732,695
Aisin Seiki Co. Ltd.	229,300	9,175,776
Ajinomoto Co., Inc.	679,866	16,659,888
Alfresa Holdings Corp.	207,900	3,761,113
All Nippon Airways Ltd.	1,283,000	3,628,824
Alps Electric Co. Ltd.	213,500	3,503,650
Amada Holdings Co. Ltd.	415,600	3,852,944
Aozora Bank Ltd.	1,364,000	4,443,958
Asahi Glass Co. Ltd.	1,155,677	5,593,978
Asahi Group Holdings	466,203	13,700,365
Asahi Kasei Corp.	1,519,727	8,599,995
Asics Corp.	190,900	3,473,578
Astellas Pharma, Inc.	2,538,900	36,529,376
Bandai Namco Holdings, Inc.	211,850	4,221,941
Bank of Kyoto Ltd.	415,000	2,596,529
Bank of Yokohama Ltd.	1,361,084	6,171,407
Benesse Holdings, Inc.	78,500	2,388,042
Bridgestone Corp.	781,079	27,346,845
Brother Industries Ltd.	281,500	3,074,708
Calbee, Inc.	89,000	3,602,412
Canon, Inc.	1,299,344	36,621,426
Casio Computer Co. Ltd. (a)	242,200	4,461,088
Central Japan Railway Co.	172,300	30,827,349
Chiba Bank Ltd.	849,674	3,984,658
Chubu Electric Power Co., Inc.	777,664	10,251,570
Chugai Pharmaceutical Co. Ltd.	269,425	7,980,692
Chugoku Electric Power Co., Inc.	357,400	4,777,105
Citizen Holdings Co. Ltd.	316,366	1,737,240
Credit Saison Co. Ltd.	178,252	3,018,111
Dai Nippon Printing Co. Ltd.	644,242	5,540,633
Dai-ichi Mutual Life Insurance Co.	1,296,000	15,686,998
Daicel Chemical Industries Ltd.	348,500	4,446,834
Daihatsu Motor Co. Ltd. (a)	231,200	3,210,381
Daiichi Sankyo Kabushiki Kaisha	768,370	16,042,461
Daikin Industries Ltd.	281,594	18,876,774
Dainippon Sumitomo Pharma Co. Ltd.	193,300	2,192,392
Daito Trust Construction Co. Ltd.	85,663	11,602,114
Daiwa House Industry Co. Ltd.	720,084	19,706,284
Daiwa Securities Group, Inc.	2,006,985	11,846,825
DENSO Corp.	583,638	21,638,208
Dentsu, Inc.	259,500	12,061,450
Don Quijote Holdings Co. Ltd.	140,800	4,706,441
East Japan Railway Co.	398,400	34,887,719
Eisai Co. Ltd.	303,078	18,680,882
Electric Power Development Co. Ltd.	175,480	5,417,389
FamilyMart Co. Ltd.	69,800	3,351,827
Fanuc Corp.	241,872	35,516,560
Fast Retailing Co. Ltd.	63,700	17,673,306
Fuji Electric Co. Ltd.	660,153	2,261,411
Fuji Heavy Industries Ltd.	705,800	23,091,541
Fujifilm Holdings Corp.	554,905	20,797,956
Fujitsu Ltd.	2,230,075	8,158,778
Fukuoka Financial Group, Inc.	932,300	2,954,467
GungHo Online Entertainment, Inc. (a)	497,900	1,187,047
Gunma Bank Ltd.	459,663	2,019,757
Hakuhodo DY Holdings, Inc.	277,800	3,138,918
Hamamatsu Photonics K.K.	168,700	4,140,545
Hankyu Hanshin Holdings, Inc.	1,362,000	8,717,607
Hikari Tsushin, Inc.	22,700	1,602,963
Hino Motors Ltd.	305,900	3,087,640
Hirose Electric Co. Ltd.	36,212	4,085,181
Hiroshima Bank Ltd.	593,000	2,209,852
Hisamitsu Pharmaceutical Co., Inc.	69,300	3,025,676
Hitachi Chemical Co. Ltd.	124,400	2,024,461
Hitachi Construction Machinery Co. Ltd. (a)	125,200	1,739,534
Hitachi High-Technologies Corp.	81,200	2,157,183
Hitachi Ltd.	5,803,271	24,548,759
Hitachi Metals Ltd.	261,700	2,784,456
Hokuhoku Financial Group, Inc.	1,491,000	2,219,221
Hokuriku Electric Power Co., Inc.	204,400	3,046,911
Honda Motor Co. Ltd.	1,957,660	50,348,838
Honda Motor Co. Ltd. sponsored ADR	2,457	63,169
Hoshizaki Electric Co. Ltd.	47,100	3,645,166
Hoya Corp.	505,716	18,274,953
Hulic Co. Ltd.	353,400	3,133,828
Idemitsu Kosan Co. Ltd.	103,000	1,559,132
IHI Corp.	1,667,185	2,968,441
Iida Group Holdings Co. Ltd.	188,000	3,441,040
INPEX Corp.	1,131,600	8,158,138
Isetan Mitsukoshi Holdings Ltd.	422,687	4,913,744
Isuzu Motors Ltd.	718,000	7,183,319
Itochu Corp.	1,898,086	22,376,922
ITOCHU Techno-Solutions Corp.	56,500	1,129,637
Iyo Bank Ltd.	294,900	2,040,007
J. Front Retailing Co. Ltd.	284,700	3,321,702
Japan Airlines Co. Ltd.	137,500	4,919,960
Japan Airport Terminal Co. Ltd. (a)	50,100	1,760,722
Japan Exchange Group, Inc.	656,400	10,167,339
Japan Post Bank Co. Ltd. (b)	482,600	5,256,536
Japan Post Holdings Co. Ltd. (b)	537,100	6,840,045
Japan Prime Realty Investment Corp.	1,000	4,107,221
Japan Real Estate Investment Corp.	1,584	9,559,871
Japan Retail Fund Investment Corp.	2,943	6,708,635
Japan Tobacco, Inc.	1,321,900	52,565,230
JFE Holdings, Inc.	587,875	7,035,447
JGC Corp.	250,117	3,936,023
Joyo Bank Ltd.	743,941	2,576,785
JSR Corp.	228,616	3,204,795
JTEKT Corp.	245,400	3,350,255
JX Holdings, Inc.	2,681,468	10,415,755
Kajima Corp.	1,005,317	5,774,660
Kakaku.com, Inc.	171,800	3,019,922
Kamigumi Co. Ltd.	282,663	2,647,485
Kaneka Corp.	333,559	2,497,966
Kansai Electric Power Co., Inc. (b)	847,336	9,310,064
Kansai Paint Co. Ltd.	276,600	3,795,770
Kao Corp.	605,550	30,551,400
Kawasaki Heavy Industries Ltd.	1,682,945	4,558,901
KDDI Corp.	2,099,800	53,645,690
Keihan Electric Railway Co., Ltd.	610,000	4,224,159
Keihin Electric Express Railway Co. Ltd.	551,061	4,884,791
Keio Corp.	682,410	6,267,327
Keisei Electric Railway Co.	326,000	4,480,093
Keyence Corp.	54,762	28,303,334
Kikkoman Corp.	175,849	5,786,305
Kintetsu Group Holdings Co. Ltd.	2,144,100	9,191,298
Kirin Holdings Co. Ltd.	987,156	13,003,689
Kobe Steel Ltd.	3,748,000	2,883,051
Koito Manufacturing Co. Ltd.	125,300	5,519,529
Komatsu Ltd.	1,107,745	16,931,689
Konami Holdings Corp.	115,600	2,805,332
Konica Minolta, Inc.	545,800	4,576,177
Kose Corp.	36,500	3,138,028
Kubota Corp.	1,346,164	17,232,627
Kuraray Co. Ltd.	422,886	4,624,054
Kurita Water Industries Ltd.	130,000	2,832,620
Kyocera Corp.	385,204	16,960,215
Kyowa Hakko Kirin Co., Ltd.	274,389	4,084,113
Kyushu Electric Power Co., Inc. (b)	513,570	5,164,196
Kyushu Financial Group, Inc. (b)	414,000	2,406,145
Lawson, Inc.	76,516	5,899,713
LIXIL Group Corp.	319,659	6,564,671
M3, Inc.	235,000	5,593,952
Mabuchi Motor Co. Ltd.	60,142	2,637,342
Makita Corp.	141,800	8,329,122
Marubeni Corp.	1,984,444	9,942,423
Marui Group Co. Ltd.	279,649	3,833,043
Maruichi Steel Tube Ltd. (a)	57,400	1,561,242
Mazda Motor Corp.	647,200	9,006,911
McDonald's Holdings Co. (Japan) Ltd. (a)	80,200	1,867,914
Medipal Holdings Corp.	157,400	2,412,180
Meiji Holdings Co. Ltd.	147,158	11,805,944
Minebea Ltd.	383,000	2,812,129
Miraca Holdings, Inc.	66,000	2,843,606
Mitsubishi Chemical Holdings Corp.	1,627,375	8,211,323
Mitsubishi Corp.	1,639,302	26,234,628
Mitsubishi Electric Corp.	2,324,106	23,528,926
Mitsubishi Estate Co. Ltd.	1,502,723	27,915,105
Mitsubishi Gas Chemical Co., Inc.	455,867	2,127,348
Mitsubishi Heavy Industries Ltd.	3,641,256	12,955,190
Mitsubishi Logistics Corp.	144,000	1,860,241
Mitsubishi Materials Corp.	1,325,937	3,732,519
Mitsubishi Motors Corp. of Japan	765,000	5,449,466
Mitsubishi Tanabe Pharma Corp.	271,000	4,866,607
Mitsubishi UFJ Financial Group, Inc.	15,321,230	66,115,847
Mitsubishi UFJ Lease & Finance Co. Ltd.	594,200	2,562,961
Mitsui & Co. Ltd.	2,050,423	23,637,076
Mitsui Chemicals, Inc.	984,683	3,217,336
Mitsui Fudosan Co. Ltd.	1,131,677	26,297,179
Mitsui OSK Lines Ltd.	1,342,285	2,507,859
mixi, Inc.	49,300	1,652,660
Mizuho Financial Group, Inc.	28,271,900	41,707,786
MS&AD Insurance Group Holdings, Inc.	609,084	16,570,661
Murata Manufacturing Co. Ltd.	243,554	29,226,130
Nabtesco Corp.	143,400	2,740,481
Nagoya Railroad Co. Ltd.	1,047,000	5,009,457
NEC Corp.	3,101,951	7,855,506
New Hampshire Foods Ltd.	207,740	4,370,927
Nexon Co. Ltd.	151,300	2,272,663
NGK Insulators Ltd.	312,309	5,555,109
NGK Spark Plug Co. Ltd.	212,300	3,962,604
NHK Spring Co. Ltd.	190,100	1,735,190
Nidec Corp.	267,484	17,916,240
Nikon Corp. (a)	406,338	6,183,808
Nintendo Co. Ltd.	127,696	17,874,130
Nippon Building Fund, Inc.	1,692	10,035,153
Nippon Electric Glass Co. Ltd.	473,000	2,249,574
Nippon Express Co. Ltd.	992,546	4,397,474
Nippon Paint Holdings Co. Ltd.	185,500	3,713,167
Nippon Prologis REIT, Inc.	1,766	3,746,647
Nippon Steel & Sumitomo Metal Corp.	914,263	15,777,713
Nippon Telegraph & Telephone Corp.	901,000	38,154,935
Nippon Yusen KK	1,911,578	3,522,884
Nissan Motor Co. Ltd.	2,989,048	27,109,664
Nisshin Seifun Group, Inc.	254,323	4,156,104
Nissin Food Holdings Co. Ltd.	78,323	3,594,855
Nitori Holdings Co. Ltd.	89,100	6,843,392
Nitto Denko Corp.	198,294	10,503,495
NKSJ Holdings, Inc.	400,203	11,513,248
NOK Corp.	114,600	1,847,082
Nomura Holdings, Inc.	4,363,847	18,440,585
Nomura Real Estate Holdings, Inc.	149,300	2,672,340
Nomura Real Estate Master Fund, Inc. (b)	4,295	5,965,716
Nomura Research Institute Ltd.	147,250	5,025,282
NSK Ltd.	562,076	5,129,104
NTT Data Corp.	150,700	7,541,755
NTT DOCOMO, Inc.	1,789,800	41,660,646
NTT Urban Development Co.	139,700	1,362,648
Obayashi Corp.	774,104	7,053,670
OBIC Co. Ltd.	78,500	3,900,503
Odakyu Electric Railway Co. Ltd.	746,000	8,587,766
Oji Holdings Corp.	968,352	3,658,999
Olympus Corp.	328,429	11,975,012
OMRON Corp.	233,660	6,171,178
Ono Pharmaceutical Co. Ltd.	99,200	18,367,818
Oracle Corp. Japan	44,800	2,191,102
Oriental Land Co. Ltd.	240,624	16,470,803
ORIX Corp.	1,589,780	20,811,670
Osaka Gas Co. Ltd.	2,254,525	8,592,179
Otsuka Corp.	63,500	3,136,416
Otsuka Holdings Co. Ltd.	470,000	16,611,871
Panasonic Corp.	2,653,773	22,335,066
Park24 Co. Ltd.	113,400	2,970,166
Rakuten, Inc.	1,111,300	10,572,157
Recruit Holdings Co. Ltd.	170,100	5,052,444
Resona Holdings, Inc.	2,653,400	9,305,751
Ricoh Co. Ltd. (a)	849,470	8,389,047
Rinnai Corp.	43,600	3,749,694
ROHM Co. Ltd.	115,944	4,947,617
Ryohin Keikaku Co. Ltd.	28,400	5,785,309
Sankyo Co. Ltd. (Gunma)	58,000	2,129,538
Sanrio Co. Ltd. (a)	58,500	1,145,366
Santen Pharmaceutical Co. Ltd.	451,000	6,924,679
SBI Holdings, Inc. Japan	256,660	2,340,728
Secom Co. Ltd.	250,967	17,894,309
Sega Sammy Holdings, Inc.	222,100	2,348,687
Seibu Holdings, Inc.	146,300	2,878,178
Seiko Epson Corp.	331,400	5,328,271
Sekisui Chemical Co. Ltd.	503,993	5,582,094
Sekisui House Ltd.	724,467	11,790,643
Seven & i Holdings Co. Ltd.	902,600	35,987,707
Seven Bank Ltd.	723,600	3,096,260
Shikoku Electric Power Co., Inc.	214,500	3,079,557
Shimadzu Corp.	301,000	4,687,104
Shimamura Co. Ltd.	26,300	2,909,543
SHIMANO, Inc.	95,000	14,856,100
SHIMIZU Corp.	707,416	5,376,979
Shin-Etsu Chemical Co. Ltd.	493,362	24,772,495
Shinsei Bank Ltd.	2,121,000	2,518,686
Shionogi & Co. Ltd.	359,291	15,405,751
Shiseido Co. Ltd.	431,850	9,389,281
Shizuoka Bank Ltd.	641,274	4,687,426
Showa Shell Sekiyu K.K.	221,300	1,730,202
SMC Corp.	64,671	14,954,775
SoftBank Corp.	1,152,930	56,655,874
Sohgo Security Services Co., Ltd.	65,700	3,407,777
Sony Corp.	1,516,885	31,876,599
Sony Financial Holdings, Inc.	208,800	2,910,944
Stanley Electric Co. Ltd.	172,025	3,817,592
Sumitomo Chemical Co. Ltd.	1,788,334	7,830,876
Sumitomo Corp.	1,352,242	13,312,024
Sumitomo Electric Industries Ltd.	906,406	10,869,335
Sumitomo Heavy Industries Ltd.	672,822	2,774,978
Sumitomo Metal Mining Co. Ltd.	598,065	6,427,393
Sumitomo Mitsui Financial Group, Inc.	1,528,600	42,892,800
Sumitomo Mitsui Trust Holdings, Inc.	3,995,722	11,642,467
Sumitomo Realty & Development Co. Ltd.	429,000	11,796,808
Sumitomo Rubber Industries Ltd.	206,000	2,944,163
Suntory Beverage & Food Ltd.	168,400	7,134,893
Suzuken Co. Ltd.	94,116	3,058,479
Suzuki Motor Corp.	440,700	11,027,850
Sysmex Corp.	175,700	10,837,187
T&D Holdings, Inc.	697,600	6,881,891
Taiheiyo Cement Corp.	1,416,000	3,009,168
Taisei Corp.	1,252,594	7,592,206
Taisho Pharmaceutical Holdings Co. Ltd.	38,557	3,042,384
Taiyo Nippon Sanso Corp.	187,200	1,702,384
Takashimaya Co. Ltd.	339,000	2,712,537
Takeda Pharmaceutical Co. Ltd.	950,042	45,223,866
TDK Corp.	147,625	7,695,580
Teijin Ltd.	1,114,341	3,589,963
Terumo Corp.	366,024	12,504,860
The Chugoku Bank Ltd.	197,900	2,088,773
The Hachijuni Bank Ltd.	501,000	2,297,896
The Suruga Bank Ltd.	214,900	3,442,354
THK Co. Ltd.	141,500	2,408,606
Tobu Railway Co. Ltd.	1,208,297	6,290,529
Toho Co. Ltd.	135,954	3,326,923
Toho Gas Co. Ltd.	491,000	3,422,626
Tohoku Electric Power Co., Inc.	545,890	6,977,452
Tokio Marine Holdings, Inc.	819,500	28,569,417
Tokyo Electric Power Co., Inc. (b)	1,728,218	8,754,143
Tokyo Electron Ltd.	205,418	12,382,081
Tokyo Gas Co. Ltd.	2,759,395	12,736,656
Tokyo Tatemono Co. Ltd.	243,700	2,812,933
Tokyu Corp.	1,337,954	11,194,624
Tokyu Fudosan Holdings Corp.	616,700	3,898,877
TonenGeneral Sekiyu K.K.	339,856	2,579,388
Toppan Printing Co. Ltd.	639,013	5,396,251
Toray Industries, Inc.	1,765,883	14,108,675
Toshiba Corp. (a)(b)	4,844,880	7,494,620
Toto Ltd.	168,292	4,841,833
Toyo Seikan Group Holdings Ltd.	195,500	3,322,758
Toyo Suisan Kaisha Ltd.	105,700	3,786,939
Toyoda Gosei Co. Ltd.	78,800	1,506,154
Toyota Industries Corp.	194,386	8,173,992
Toyota Motor Corp.	3,285,051	171,274,682
Toyota Motor Corp. sponsored ADR (a)	830	86,403
Toyota Tsusho Corp.	255,600	5,158,162
Trend Micro, Inc.	124,900	4,545,327
Unicharm Corp.	451,540	9,816,775
United Urban Investment Corp.	3,168	4,980,876
USS Co. Ltd.	259,400	4,082,803
West Japan Railway Co.	195,200	11,419,704
Yahoo! Japan Corp.	1,698,700	6,693,037
Yakult Honsha Co. Ltd.	105,966	5,058,390
Yamada Denki Co. Ltd.	985,450	4,839,954
Yamaguchi Financial Group, Inc.	238,000	2,240,574
Yamaha Corp.	198,643	5,537,454
Yamaha Motor Co. Ltd.	315,700	4,699,048
Yamato Holdings Co. Ltd.	415,232	8,421,670
Yamazaki Baking Co. Ltd.	130,000	2,461,587
Yaskawa Electric Corp.	284,600	3,413,259
Yokogawa Electric Corp.	275,900	2,662,510
Yokohama Rubber Co. Ltd.	122,100	1,946,879

TOTAL JAPAN		3,100,705,915

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)	1,189,725	4,615,550
Millicom International Cellular SA (depository receipt)	77,463	3,732,982
RTL Group SA (a)	47,043	3,950,254
SES SA (France) (depositary receipt)	392,822	10,345,694
Tenaris SA	564,411	6,124,808

TOTAL LUXEMBOURG		28,769,288

Malta - 0.0%
BGP Holdings PLC (b)	5,796,476	63
Mauritius - 0.0%
Golden Agri-Resources Ltd.	8,512,580	2,240,153
Netherlands - 3.6%
AEGON NV	2,176,325	10,896,631
AerCap Holdings NV (b)	103,956	3,714,348
Airbus Group NV	708,866	45,747,903
Akzo Nobel NV	295,734	17,364,257
Altice NV:
Class A (b)	440,065	6,343,102
Class B(b)	133,273	1,958,694
ASML Holding NV (Netherlands)	415,543	37,855,074
CNH Industrial NV	1,141,650	7,619,326
Ferrari NV (b)	150,637	5,832,150
Fiat Chrysler Automobiles NV	1,083,770	7,480,623
Gemalto NV	95,662	6,062,453
Heineken Holding NV	119,478	8,690,071
Heineken NV (Bearer)	276,073	22,272,177
ING Groep NV (Certificaten Van Aandelen)	4,639,176	55,305,177
Koninklijke Ahold NV	1,057,401	23,258,938
Koninklijke Boskalis Westminster NV	104,357	3,811,026
Koninklijke DSM NV	215,582	10,605,090
Koninklijke KPN NV	3,836,911	14,139,224
Koninklijke Philips Electronics NV	1,138,036	28,894,499
Mobileye NV (a)(b)	99,561	3,231,750
NN Group NV	285,544	8,821,865
NXP Semiconductors NV (b)	161,710	11,520,220
OCI NV (b)	100,457	1,833,208
QIAGEN NV (Germany) (b)	265,306	5,682,793
Randstad Holding NV	152,372	7,900,849
RELX NV	1,237,985	20,336,106
STMicroelectronics NV	776,199	4,442,268
TNT Express NV	575,151	4,923,460
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,954,524	84,294,346
Vopak NV	84,241	3,849,404
Wolters Kluwer NV	355,741	13,465,416

TOTAL NETHERLANDS		488,152,448

New Zealand - 0.2%
Auckland International Airport Ltd.	1,136,700	4,568,727
Contact Energy Ltd.	887,837	2,620,781
Fletcher Building Ltd.	824,619	3,884,891
Meridian Energy Ltd.	1,537,120	2,511,765
Mighty River Power Ltd.	843,575	1,467,395
Ryman Healthcare Group Ltd.	444,436	2,348,568
Spark New Zealand Ltd.	2,187,400	4,957,996

TOTAL NEW ZEALAND		22,360,123

Norway - 0.6%
DNB ASA	1,181,087	13,639,672
Gjensidige Forsikring ASA	239,293	3,761,595
Norsk Hydro ASA	1,619,980	6,432,020
Orkla ASA	975,226	8,044,791
Schibsted ASA:
(A Shares)	92,204	2,536,471
(B Shares) (b)	106,343	2,793,451
Statoil ASA	1,335,101	19,435,388
Telenor ASA	902,385	13,471,624
Yara International ASA	215,611	8,389,070

TOTAL NORWAY		78,504,082

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	1,608,670	7,669,897
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)(b)	48,192,568	1,803,464
Banco Espirito Santo SA (Reg.) (b)	2,598,658	28
Energias de Portugal SA	2,758,616	8,573,744
Galp Energia SGPS SA Class B	456,680	5,022,641
Jeronimo Martins SGPS SA	295,271	4,183,768

TOTAL PORTUGAL		19,583,645

Singapore - 1.2%
Ascendas Real Estate Investment Trust	2,571,983	4,426,884
CapitaCommercial Trust (REIT)	2,481,400	2,523,757
CapitaLand Ltd.	3,074,437	6,516,232
CapitaMall Trust	2,916,300	4,542,459
City Developments Ltd.	494,000	2,499,857
ComfortDelgro Corp. Ltd.	2,543,684	5,445,582
DBS Group Holdings Ltd.	2,116,345	20,440,942
Global Logistic Properties Ltd.	3,756,100	4,722,566
Hutchison Port Holdings Trust	6,729,900	3,163,053
Jardine Cycle & Carriage Ltd.	153,930	4,220,485
Keppel Corp. Ltd.	1,747,500	6,438,158
Oversea-Chinese Banking Corp. Ltd.	3,663,680	21,028,377
Sembcorp Industries Ltd.	1,175,030	2,239,744
Sembcorp Marine Ltd.	983,700	1,070,456
Singapore Airlines Ltd.	614,025	5,079,026
Singapore Exchange Ltd.	962,900	4,972,016
Singapore Press Holdings Ltd.	1,889,821	5,000,095
Singapore Technologies Engineering Ltd.	1,902,361	4,045,561
Singapore Telecommunications Ltd.	9,581,527	25,378,487
StarHub Ltd.	706,500	1,713,489
Suntec (REIT)	2,897,400	3,441,435
United Overseas Bank Ltd.	1,554,389	18,921,661
UOL Group Ltd.	582,529	2,345,031
Wilmar International Ltd.	2,308,400	5,106,063
Yangzijiang Shipbuilding Holdings Ltd.	2,309,200	1,486,363

TOTAL SINGAPORE		166,767,779

Spain - 3.0%
Abertis Infraestructuras SA	622,813	9,383,751
ACS Actividades de Construccion y Servicios SA	232,320	6,056,658
Aena SA	80,978	9,223,224
Amadeus IT Holding SA Class A	531,153	21,474,487
Banco Bilbao Vizcaya Argentaria SA	7,655,323	48,395,273
Banco de Sabadell SA	6,090,453	9,719,607
Banco Popular Espanol SA	2,083,753	5,005,118
Banco Popular Espanol SA rights 3/10/16 (b)	2,124,336	48,530
Banco Santander SA (Spain)	17,375,888	70,285,293
Bankia SA	5,562,570	4,756,276
Bankinter SA	809,961	5,373,927
CaixaBank SA	3,156,792	9,007,241
Distribuidora Internacional de Alimentacion SA	732,258	3,699,349
Enagas SA	257,326	7,268,437
Endesa SA	379,100	6,878,898
Ferrovial SA	539,846	10,471,050
Gas Natural SDG SA	420,349	7,373,586
Grifols SA	358,372	7,875,071
Iberdrola SA	6,602,414	42,534,123
Inditex SA	1,306,930	40,325,246
International Consolidated Airlines Group SA	232,466	1,782,356
International Consolidated Airlines Group SA CDI	777,807	5,943,423
MAPFRE SA (Reg.)	1,288,225	2,522,512
Red Electrica Corporacion SA	129,570	10,310,692
Repsol YPF SA	1,315,460	13,535,930
Telefonica SA	5,425,465	54,098,211
Zardoya Otis SA (a)	214,431	2,297,697

TOTAL SPAIN		415,645,966

Sweden - 2.9%
Alfa Laval AB	360,504	5,684,290
ASSA ABLOY AB (B Shares)	1,202,516	23,054,435
Atlas Copco AB:
(A Shares)	805,179	18,145,268
(B Shares)	469,757	9,919,826
Boliden AB	324,321	4,901,644
Electrolux AB (B Shares)	291,119	6,858,179
Getinge AB (B Shares)	241,779	5,385,198
H&M Hennes & Mauritz AB (B Shares)	1,138,278	36,887,561
Hakon Invest AB (a)	91,233	2,721,481
Hexagon AB (B Shares)	312,113	10,670,063
Husqvarna AB (B Shares)	509,691	3,241,434
Industrivarden AB (C Shares)	193,032	2,982,782
Investment AB Kinnevik (B Shares)	281,335	7,018,712
Investor AB (B Shares)	546,539	18,199,136
Lundin Petroleum AB (b)	257,889	4,033,163
Nordea Bank AB	3,650,655	36,519,981
Sandvik AB (a)	1,280,486	11,710,326
Securitas AB (B Shares)	375,115	5,638,653
Skandinaviska Enskilda Banken AB (A Shares)	1,829,258	17,968,149
Skanska AB (B Shares)	456,884	9,765,386
SKF AB (B Shares)	474,580	7,859,919
Svenska Cellulosa AB (SCA) (B Shares)	709,127	21,260,931
Svenska Handelsbanken AB (A Shares)	1,799,892	23,016,798
Swedbank AB (A Shares)	1,088,389	21,985,246
Swedish Match Co. AB	237,582	7,678,123
Tele2 AB (B Shares)	373,365	3,100,528
Telefonaktiebolaget LM Ericsson (B Shares)	3,656,885	33,585,861
TeliaSonera AB	3,122,022	14,336,108
Volvo AB (B Shares)	1,848,853	18,657,288

TOTAL SWEDEN		392,786,469

Switzerland - 9.3%
ABB Ltd. (Reg.)	2,638,224	47,050,192
Actelion Ltd.	123,520	17,244,555
Adecco SA (Reg.)	202,149	11,792,869
Aryzta AG	105,703	5,055,959
Baloise Holdings AG	59,569	7,516,969
Barry Callebaut AG	2,668	2,810,952
Coca-Cola HBC AG	240,514	4,602,942
Compagnie Financiere Richemont SA Series A	626,316	39,771,496
Credit Suisse Group AG	2,157,331	28,874,137
Dufry AG (b)	47,892	5,026,622
Ems-Chemie Holding AG	9,836	4,580,611
Galenica AG	4,643	6,993,562
Geberit AG (Reg.)	45,157	16,339,734
Givaudan SA	11,078	20,802,454
Julius Baer Group Ltd.	267,872	10,688,002
Kuehne & Nagel International AG	63,591	8,279,249
Lafargeholcim Ltd. (Reg.)	553,938	21,952,255
Lindt & Spruengli AG	123	8,453,555
Lindt & Spruengli AG (participation certificate)	1,155	6,616,525
Lonza Group AG	62,915	9,577,446
Nestle SA	3,829,722	267,816,242
Novartis AG	2,734,369	196,211,857
Pargesa Holding SA	35,983	2,120,781
Partners Group Holding AG	19,691	7,153,641
Roche Holding AG (participation certificate)	844,159	216,455,323
Schindler Holding AG:
(participation certificate)	51,360	8,615,724
(Reg.)	25,564	4,347,288
SGS SA (Reg.)	6,543	13,223,609
Sika AG	2,564	9,765,540
Sonova Holding AG Class B	64,150	7,715,989
Sulzer AG (Reg.) (a)	28,882	2,724,772
Swatch Group AG (Bearer) (a)	37,028	12,822,157
Swatch Group AG (Bearer) (Reg.)	58,922	4,107,132
Swiss Life Holding AG	38,265	9,350,686
Swiss Prime Site AG	78,943	6,597,690
Swiss Re Ltd.	420,802	37,298,189
Swisscom AG	30,816	15,097,834
Syngenta AG (Switzerland)	111,678	44,724,794
Transocean Ltd. (Switzerland) (a)	439,738	3,862,296
UBS Group AG	4,391,683	67,469,622
Zurich Insurance Group AG	180,701	38,274,455

TOTAL SWITZERLAND		1,259,785,707

United Kingdom - 18.2%
3i Group PLC	1,175,613	7,168,529
Aberdeen Asset Management PLC	1,103,582	3,707,954
Admiral Group PLC	251,923	6,073,068
Aggreko PLC	305,843	3,765,207
Anglo American PLC (United Kingdom) (a)	1,697,176	11,344,535
Antofagasta PLC (a)	469,984	3,231,487
ARM Holdings PLC	1,683,060	23,127,869
Ashtead Group PLC	605,270	7,784,192
Associated British Foods PLC	427,807	20,280,794
AstraZeneca PLC (United Kingdom)	1,519,094	86,370,639
Auto Trader Group PLC	1,098,287	5,549,002
Aviva PLC	4,861,720	29,498,961
Babcock International Group PLC	376,790	4,798,582
BAE Systems PLC	3,798,754	26,930,700
Barclays PLC	20,161,289	47,897,466
Barratt Developments PLC	1,196,496	9,825,523
Berkeley Group Holdings PLC	155,000	7,009,287
BHP Billiton PLC	2,539,487	25,543,442
BP PLC	21,961,433	106,583,099
British American Tobacco PLC (United Kingdom)	2,238,578	121,788,149
British Land Co. PLC	1,170,230	10,733,691
BT Group PLC	10,052,442	67,694,759
Bunzl PLC	402,345	10,824,875
Burberry Group PLC	532,886	9,790,405
Capita Group PLC	797,162	11,117,490
Carnival PLC	220,662	10,900,970
Carphone Warehouse Group PLC	1,163,872	7,058,058
Centrica PLC	6,075,109	17,469,676
Cobham PLC	1,366,173	4,913,496
Compass Group PLC	1,977,672	34,673,346
Croda International PLC	162,528	6,723,098
Diageo PLC	3,024,316	78,252,638
Direct Line Insurance Group PLC	1,648,002	8,913,596
easyJet PLC	182,344	3,822,160
Fresnillo PLC	265,890	3,700,790
G4S PLC (United Kingdom)	1,869,498	5,414,888
GKN PLC	2,063,639	7,898,759
GlaxoSmithKline PLC	5,845,135	113,279,065
GlaxoSmithKline PLC sponsored ADR	2,239	86,582
Hammerson PLC	945,247	7,229,453
Hargreaves Lansdown PLC	315,063	5,433,268
HSBC Holdings PLC (United Kingdom)	23,505,703	149,480,674
ICAP PLC	665,775	4,029,113
IMI PLC	323,004	3,823,619
Imperial Tobacco Group PLC	1,148,668	59,514,345
Inmarsat PLC	540,765	7,372,342
InterContinental Hotel Group PLC	283,283	10,640,519
Intertek Group PLC	192,419	7,825,653
Intu Properties PLC	1,128,674	4,715,977
Investec PLC	667,217	4,400,948
ITV PLC	4,578,940	15,843,769
J Sainsbury PLC (a)	1,592,122	5,603,846
Johnson Matthey PLC	233,479	8,309,425
Kingfisher PLC	2,765,232	12,773,437
Land Securities Group PLC	950,743	13,352,013
Legal & General Group PLC	7,139,076	22,555,907
Lloyds Banking Group PLC	68,606,510	68,848,369
London Stock Exchange Group PLC	376,181	14,021,674
Marks & Spencer Group PLC	1,966,914	11,567,183
Mediclinic International PLC (a)	451,212	5,579,953
Meggitt PLC	935,336	5,410,934
Merlin Entertainments PLC	840,641	5,368,172
Mondi PLC	439,862	7,909,907
National Grid PLC	4,494,961	60,033,795
Next PLC	175,330	16,508,836
Old Mutual PLC	5,940,378	14,080,600
Pearson PLC	984,221	11,690,795
Persimmon PLC	368,798	11,210,723
Provident Financial PLC	177,375	8,021,111
Prudential PLC	3,085,895	53,738,348
Prudential PLC ADR	2,253	78,427
Reckitt Benckiser Group PLC	769,101	70,057,240
RELX PLC	1,339,027	23,147,461
Rexam PLC	840,110	7,144,466
Rio Tinto PLC	1,506,974	39,936,053
Rolls-Royce Group PLC	2,213,935	20,782,206
Royal Bank of Scotland Group PLC (b)	4,174,566	12,937,022
Royal Dutch Shell PLC:
Class A (Netherlands)	200,407	4,572,092
Class A (United Kingdom)	4,634,896	105,584,070
Class B (United Kingdom)	4,672,925	106,101,377
Royal Mail PLC	1,077,339	6,818,200
RSA Insurance Group PLC	1,227,971	7,413,161
SABMiller PLC	1,166,546	67,836,391
Sage Group PLC	1,294,792	10,749,862
Schroders PLC	150,524	5,480,699
Scottish & Southern Energy PLC	1,192,825	22,847,176
Segro PLC	900,399	5,207,131
Severn Trent PLC	286,500	8,517,621
SKY PLC	1,234,822	17,925,905
Smith & Nephew PLC	1,074,763	17,441,166
Smiths Group PLC	473,033	6,597,078
Sports Direct International PLC (b)	316,071	1,779,930
St. James's Place Capital PLC	627,518	7,493,866
Standard Chartered PLC (United Kingdom)	3,936,871	23,586,654
Standard Life PLC	2,368,935	10,996,169
Tate & Lyle PLC	562,648	4,596,924
Taylor Wimpey PLC	3,919,623	10,158,192
Tesco PLC (b)	9,769,890	24,385,807
The Weir Group PLC	253,742	3,356,412
Travis Perkins PLC	297,194	7,412,598
Unilever PLC	1,542,077	65,881,460
United Utilities Group PLC	824,065	10,615,252
Vodafone Group PLC	31,709,714	96,172,386
Vodafone Group PLC sponsored ADR	14,727	447,701
Whitbread PLC	219,255	11,965,718
William Hill PLC	1,067,717	6,072,473
WM Morrison Supermarkets PLC (a)	2,624,202	7,226,000
Worldpay Group PLC (b)	1,260,000	5,031,454

TOTAL UNITED KINGDOM		2,472,795,335

TOTAL COMMON STOCKS
(Cost $14,947,866,278)		13,367,150,111

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (b)	288,912	30,228,693
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	65,466	4,444,665
Fuchs Petrolub AG	82,611	3,399,271
Henkel AG & Co. KGaA	206,583	20,864,055
Porsche Automobil Holding SE (Germany)	183,842	8,314,531
Volkswagen AG	223,700	26,209,015

TOTAL GERMANY		63,231,537

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	7,320,761	5,646,911
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $103,371,580)		99,107,141
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.16% to 0.21% 3/3/16 to 5/26/16 (Cost $11,997,672)(c)	12,000,000	11,996,072
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.40% (d)	28,434,069	28,434,069
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	140,146,489	140,146,489
TOTAL MONEY MARKET FUNDS
(Cost $168,580,558)		168,580,558
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $15,231,816,088)		13,646,833,882
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(43,354,608)
NET ASSETS - 100%		$13,603,479,274
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
40 ASX SPI 200 Index Contracts (Australia)	March 2016	3,478,817	$(49,002)
10 Eurex Dax Index Contracts (Germany)	March 2016	2,573,853	(217,668)
312 Eurex Euro Stoxx 50 Index Contracts (Germany)	March 2016	9,958,266	(1,021,963)
118 FTSE 100 Index Contracts (United Kingdom)	March 2016	9,950,377	70,047
13 HKFE Hang Seng Index Contracts (Hong Kong)	March 2016	1,592,565	(21,384)
1,235 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2016	95,403,750	(9,489,106)
104 OMX Stockholm 30 Index Contracts (Sweden)	March 2016	1,654,105	28,567
38 SGX MSCI Singapore Index Contracts (Singapore)	March 2016	813,784	5,637
87 TSE TOPIX Index Contracts (Japan)	March 2016	9,938,007	(2,200,750)
TOTAL EQUITY INDEX CONTRACTS			$(12,895,622)

The face value of futures purchased as a percentage of Net Assets is 1%

Forward Foreign Currency Contracts

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
3/11/16	JPY	Goldman Sachs Bank USA	Buy	1,775,000,000	$14,437,774	$1,309,653
3/11/16	JPY	Goldman Sachs Bank USA	Sell	200,000,000	1,750,446	(23,911)
3/11/16	JPY	Goldman Sachs Bank USA	Sell	320,000,000	2,697,395	(141,578)
3/18/16	AUD	Goldman Sachs Bank USA	Buy	3,300,000	2,361,315	(7,823)
3/18/16	AUD	Goldman Sachs Bank USA	Buy	3,300,000	2,382,600	(29,108)
3/18/16	AUD	Goldman Sachs Bank USA	Sell	1,200,000	840,996	(14,819)
3/18/16	EUR	Goldman Sachs Bank USA	Buy	6,400,000	7,020,570	(54,729)
3/18/16	EUR	Goldman Sachs Bank USA	Buy	7,000,000	7,728,420	(109,531)
3/18/16	EUR	Goldman Sachs Bank USA	Sell	2,000,000	2,180,718	3,893
3/18/16	GBP	Goldman Sachs Bank USA	Buy	4,600,000	6,944,758	(541,808)
3/18/16	GBP	Goldman Sachs Bank USA	Buy	5,000,000	7,577,525	(617,795)
3/18/16	GBP	Goldman Sachs Bank USA	Sell	300,000	430,140	12,557
3/18/16	GBP	Goldman Sachs Bank USA	Sell	500,000	734,130	38,157
3/18/16	GBP	Goldman Sachs Bank USA	Sell	1,700,000	2,419,134	52,826
3/18/16	SEK	Goldman Sachs Bank USA	Buy	7,700,000	910,698	(10,755)
3/18/16	SEK	Goldman Sachs Bank USA	Buy	9,000,000	1,063,245	(11,364)
3/18/16	SEK	Goldman Sachs Bank USA	Sell	2,500,000	293,850	1,661
						$(144,474)

*Contract Amount is stated in U.S. Dollars unless otherwise noted

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,919,116.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$298,086
Fidelity Securities Lending Cash Central Fund	2,902,378
Total	$3,200,464

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,776,409,522	$641,907,301	$1,134,502,221	$--
Consumer Staples	1,699,834,102	686,291,939	1,013,542,163	--
Energy	630,832,104	77,115,079	553,717,025	--
Financials	3,181,667,165	1,412,649,262	1,769,017,809	94
Health Care	1,599,661,235	483,846,650	1,115,814,585	--
Industrials	1,778,369,601	780,155,119	998,214,482	--
Information Technology	703,964,871	131,188,048	572,776,823	--
Materials	871,902,699	425,885,108	446,017,591	--
Telecommunication Services	701,575,254	82,014,923	619,560,331	--
Utilities	522,040,699	208,459,552	313,581,147	--
Government Obligations	11,996,072	--	11,996,072	--
Money Market Funds	168,580,558	168,580,558	--	--
Total Investments in Securities:	$13,646,833,882	$5,098,093,539	$8,548,740,249	$94
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$1,418,747	$--	$1,418,747	$--
Futures Contracts	104,251	104,251	--	--
Total Assets	$1,522,998	$104,251	$1,418,747	$--
Liabilities
Forward Foreign Currency Contracts	$(1,563,221)	$--	$(1,563,221)	$--
Futures Contracts	(12,999,873)	(12,999,873)	--	--
Total Liabilities	$(14,563,094)	$(12,999,873)	$(1,563,221)	$--
Total Derivative Instruments:	$(13,040,096)	$(12,895,622)	$(144,474)	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 29, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$4,191,558,476
Level 2 to Level 1	$642,481,589

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$104,251	$(12,999,873)
Foreign Exchange Risk
Forward Foreign Currency Contracts(b)	1,418,747	(1,563,221)
Total Value of Derivatives	$1,522,998	$(14,563,094)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin is presented in the Statement of Assets and Liabilities.

 (b) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

See accompanying notes which are an integral part of the financial statements.

Spartan® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $134,534,854) — See accompanying schedule: Unaffiliated issuers (cost $15,063,235,530)	$13,478,253,324
Fidelity Central Funds (cost $168,580,558)	168,580,558
Total Investments (cost $15,231,816,088)		$13,646,833,882
Foreign currency held at value (cost $33,184,454)		32,577,942
Receivable for investments sold		363,137,063
Unrealized appreciation on foreign currency contracts		1,418,747
Receivable for fund shares sold		56,496,935
Dividends receivable		59,007,733
Distributions receivable from Fidelity Central Funds		183,564
Receivable from investment adviser for expense reductions		372,031
Other receivables		1,185
Total assets		14,160,029,082
Liabilities
Payable to custodian bank	$992,064
Payable for investments purchased	38,947,118
Unrealized depreciation on foreign currency contracts	1,563,221
Payable for fund shares redeemed	371,782,813
Accrued management fee	693,958
Payable for daily variation margin for derivative instruments	1,345,712
Other affiliated payables	1,077,725
Other payables and accrued expenses	708
Collateral on securities loaned, at value	140,146,489
Total liabilities		556,549,808
Net Assets		$13,603,479,274
Net Assets consist of:
Paid in capital		$15,997,858,094
Undistributed net investment income		23,497,312
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(816,803,099)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,601,073,033)
Net Assets		$13,603,479,274
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,652,100,745 ÷ 80,829,099 shares)		$32.81
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($7,677,907,215 ÷ 233,971,099 shares)		$32.82
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,539,389,438 ÷ 46,905,276 shares)		$32.82
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,734,081,876 ÷ 52,840,974 shares)		$32.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2016
Investment Income
Dividends		$508,385,479
Income from Fidelity Central Funds (including $2,902,378 from security lending)		3,200,464
Income before foreign taxes withheld		511,585,943
Less foreign taxes withheld		(36,027,163)
Total income		475,558,780
Expenses
Management fee	$9,136,463
Transfer agent fees	14,243,383
Independent trustees' compensation	65,999
Miscellaneous	21,727
Total expenses before reductions	23,467,572
Expense reductions	(5,026,273)	18,441,299
Net investment income (loss)		457,117,481
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,357,703
Foreign currency transactions	(8,864,829)
Futures contracts	(8,002,190)
Total net realized gain (loss)		(15,509,316)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,868,223,646)
Assets and liabilities in foreign currencies	3,502,813
Futures contracts	(27,223,657)
Total change in net unrealized appreciation (depreciation)		(2,891,944,490)
Net gain (loss)		(2,907,453,806)
Net increase (decrease) in net assets resulting from operations		$(2,450,336,325)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2016	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$457,117,481	$403,091,676
Net realized gain (loss)	(15,509,316)	(42,241,753)
Change in net unrealized appreciation (depreciation)	(2,891,944,490)	(356,570,630)
Net increase (decrease) in net assets resulting from operations	(2,450,336,325)	4,279,293
Distributions to shareholders from net investment income	(399,468,972)	(455,386,903)
Share transactions - net increase (decrease)	1,382,746,318	2,430,773,213
Redemption fees	768,132	729,567
Total increase (decrease) in net assets	(1,466,290,847)	1,980,395,170
Net Assets
Beginning of period	15,069,770,121	13,089,374,951
End of period (including undistributed net investment income of $23,497,312 and undistributed net investment income of $6,672,387, respectively)	$13,603,479,274	$15,069,770,121

See accompanying notes which are an integral part of the financial statements.

Investor Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$39.75	$41.19	$35.31	$33.06	$37.29
Income from Investment Operations
Net investment income (loss)B	1.11	1.13	1.35C	1.03	1.19
Net realized and unrealized gain (loss)	(7.10)	(1.31)	5.53	2.23	(4.28)
Total from investment operations	(5.99)	(.18)	6.88	3.26	(3.09)
Distributions from net investment income	(.95)	(1.26)	(.96)	(.97)	(1.12)
Distributions from net realized gain	–	–	(.04)	(.04)	(.02)
Total distributions	(.95)	(1.26)	(1.00)	(1.01)	(1.14)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$32.81	$39.75	$41.19	$35.31	$33.06
Total ReturnE	(15.24)%	(.29)%	19.66%	10.01%	(7.92)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.11%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.11%
Net investment income (loss)	2.92%	2.83%	3.52%C	3.16%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$2,652,101	$2,972,698	$2,640,165	$2,282,743	$3,424,239
Portfolio turnover rateH	1%I	1%	2%	1%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advantage Class

Years ended February 28,	2016 A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$39.76	$41.20	$35.31	$33.07	$37.29
Income from Investment Operations
Net investment income (loss)B	1.14	1.17	1.38C	1.06	1.20
Net realized and unrealized gain (loss)	(7.10)	(1.32)	5.54	2.22	(4.28)
Total from investment operations	(5.96)	(.15)	6.92	3.28	(3.08)
Distributions from net investment income	(.98)	(1.29)	(.99)	(1.00)	(1.12)
Distributions from net realized gain	–	–	(.04)	(.04)	(.02)
Total distributions	(.98)	(1.29)	(1.03)	(1.04)	(1.14)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$32.82	$39.76	$41.20	$35.31	$33.07
Total ReturnE	(15.17)%	(.21)%	19.79%	10.07%	(7.87)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.07%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.07%
Net investment income (loss)	3.00%	2.91%	3.60%C	3.24%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$7,677,907	$8,304,964	$7,201,814	$5,322,884	$3,476,600
Portfolio turnover rateH	1%I	1%	2%	1%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Institutional Class

Years ended February 28,	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$39.76	$41.20	$35.31	$33.07	$31.29
Income from Investment Operations
Net investment income (loss)C	1.16	1.18	1.40D	1.07	.32
Net realized and unrealized gain (loss)	(7.10)	(1.31)	5.54	2.22	2.48
Total from investment operations	(5.94)	(.13)	6.94	3.29	2.80
Distributions from net investment income	(1.00)	(1.31)	(1.01)	(1.01)	(1.02)
Distributions from net realized gain	–	–	(.04)	(.04)	–
Total distributions	(1.00)	(1.31)	(1.05)	(1.05)	(1.02)
Redemption fees added to paid in capitalC,E	–	–	–	–	–
Net asset value, end of period	$32.82	$39.76	$41.20	$35.31	$33.07
Total ReturnF,G	(15.13)%	(.16)%	19.85%	10.12%	9.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%J	.10%J	.10%J	.10%J,K
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%K
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%K
Net investment income (loss)	3.05%	2.96%	3.65%D	3.29%	2.19%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,539,389	$1,994,854	$1,595,562	$1,269,545	$860,659
Portfolio turnover rateL	1%M	1%	2%	1%	9%N

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount represents 0.95%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advantage Institutional Class

Years ended February 28,	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$39.76	$41.20	$35.31	$33.07	$31.29
Income from Investment Operations
Net investment income (loss)C	1.16	1.19	1.41D	1.08	.32
Net realized and unrealized gain (loss)	(7.10)	(1.32)	5.53	2.22	2.48
Total from investment operations	(5.94)	(.13)	6.94	3.30	2.80
Distributions from net investment income	(1.00)	(1.31)	(1.01)	(1.02)	(1.02)
Distributions from net realized gain	–	–	(.04)	(.04)	–
Total distributions	(1.00)	(1.31)	(1.05)	(1.06)	(1.02)
Redemption fees added to paid in capitalC,E	–	–	–	–	–
Net asset value, end of period	$32.82	$39.76	$41.20	$35.31	$33.07
Total ReturnF,G	(15.12)%	(.15)%	19.86%	10.13%	9.45%
Ratios to Average Net AssetsH,I
Expenses before reductions	.08%J	.08%J	.08%J	.08%J	.08%J,K
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06%	.06%K
Expenses net of all reductions	.06%	.06%	.06%	.06%	.06%K
Net investment income (loss)	3.06%	2.97%	3.66%D	3.30%	2.17%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,734,082	$1,797,254	$1,651,834	$1,155,733	$958,101
Portfolio turnover rateL	1%M	1%	2%	1%	9%N

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount represents .075%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016

1. Organization.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Total Market Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of the Spartan Total Market Index Fund are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transaction, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Total Market Index	$24,526,600,072	$9,172,737,748	$(2,560,892,773)	$6,611,844,975
Spartan Extended Market Index	16,156,820,914	3,900,053,026	(2,725,275,260)	1,174,777,766
Spartan International Index	15,303,518,772	2,125,936,214	(3,782,621,104)	(1,656,684,890)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Total Market Index	$96,700,294	$58,689,364	$–	$6,611,845,046
Spartan Extended Market Index	30,662,518	112,986,249	–	1,174,777,766
Spartan International Index	23,352,831	–	(755,753,462)	(1,661,978,189)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	(119,933,607)	(148,608,683)	(49,793,394)	(318,335,684)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Spartan International Index	(28,461,290)	(408,956,488)	(437,417,778)	(755,753,462)

The tax character of distributions paid was as follows:

February 29, 2016
	Ordinary Income	Long-term Capital Gains	Total
Spartan Total Market Index	$577,075,341	$159,400,626	$736,475,967
Spartan Extended Market Index	218,005,644	720,645,599	938,651,243
Spartan International Index	399,468,972	–	399,468,972

February 28, 2015
	Ordinary Income	Long-term Capital Gains	Total
Spartan Total Market Index	$439,015,704	$–	$439,015,704
Spartan Extended Market Index	271,680,384	338,253,674	609,934,058
Spartan International Index	455,386,903	–	455,386,903

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to .50%, .75% and 1.00% of the net asset value of shares redeemed from Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Total Market Index
Equity Risk
Futures Contracts	$(14,629,293)	$(11,940,275)
Total Equity Risk	(14,629,293)	(11,940,275)
Totals	$(14,629,293)	$(11,940,275)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$(3,052,469)	$(1,181,831)
Total Equity Risk	(3,052,469)	(1,181,831)
Totals	$(3,052,469)	$(1,181,831)
Spartan International Index
Equity Risk
Futures Contracts	$(8,002,190)	$(27,223,657)
Total Equity Risk	(8,002,190)	(27,223,657)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(6,437,494)	$ 4,872,337
Total Foreign Exchange Risk	(6,437,494)	4,872,337
Totals	$(14,439,684)	$(22,351,320)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Total Market Index	4,160,677,118	834,082,353
Spartan Extended Market Index	3,385,979,444	1,974,683,864
Spartan International Index	1,816,360,511	147,121,661

Securities received in-kind through subscriptions are noted in the table below.

Value of Securities Received
Spartan Extended Market Index	$ 173,229,639
Spartan International Index	$ 190,907,411

Redemption In-Kind. During the period, 10,935,696 shares of Spartan International Index held by an unaffiliated entity were redeemed in kind for investments with a value of $358,909,549. The net realized gain of $104,403,305 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. Spartan International Index recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .035% for Spartan Total market Index Fund and .06% for Spartan Extended Market Fund and Spartan International Fund average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Total Market Index Fund	.10%	.07%	.07%	.06%
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Total Market Index
Investor Class	.075%	.065%
Fidelity Advantage Class	.045%	.035%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%
Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Total Market Index
Investor Class	$1,283,511
Fidelity Advantage Class	6,710,875
Institutional Class	442,543
Fidelity Advantage Institutional Class	132,438
$8,569,367
Spartan Extended Market Index
Investor Class	$663,431
Fidelity Advantage Class	1,346,042
Fidelity Advantage Institutional Class	99,454
$2,108,927
Spartan International Index
Investor Class	$4,029,767
Fidelity Advantage Class	9,245,651
Institutional Class	658,666
Fidelity Advantage Institutional Class	309,299
$14,243,383

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Spartan Total Market Index and Spartan International Index had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Extended Market Index	Borrower	$28,425,667.54%		$2,564

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Total Market Index	$42,575
Spartan Extended Market Index	23,282
Spartan International Index	21,727

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Total Market Index
Investor Class	.10%	$5,662
Fidelity Advantage Class	.05%	3,914,278
Institutional Class	.04%	384,156
Fidelity Advantage Institutional Class	.035%	135,718
Class F	.035%	28,017
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	105,186
Spartan International Index
Fidelity Advantage Class	.12%	4,231,681
Institutional Class	.07%	474,839
Fidelity Advantage Institutional Class	.06%	319,679

Effective April 29, 2016 the expense limitation will be .10% and .07% for Investor Class and Advantage Class, respectively, of Spartan Extended Market Index and .20% for Investor Class of Spartan International Index.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Total Market Index	$1,652
Spartan Extended Market Index	1,812
Spartan International Index	74

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2016	Year ended February 28, 2015
Spartan Total Market Index
From net investment income
Investor Class	$36,775,242	$28,904,286
Fidelity Advantage Class	371,216,268	280,925,671
Institutional Class	24,158,144	22,120,082
Fidelity Advantage Institutional Class	16,679,596	13,655,535
Class F	128,246,091	93,410,130
Total	$577,075,341	$439,015,704
From net realized gain
Investor Class	$10,415,400	$–
Fidelity Advantage Class	102,706,673	–
Institutional Class	6,580,966	–
Fidelity Advantage Institutional Class	4,435,860	–
Class F	35,261,727	–
Total	$159,400,626	$–
Spartan Extended Market Index
From net investment income
Investor Class	$20,907,910	$23,752,681
Fidelity Advantage Class	181,752,629	163,631,397
Fidelity Advantage Institutional Class	13,024,445	6,258,081
Total	$215,684,984	$193,642,159
From net realized gain
Investor Class	$73,006,868	$52,141,822
Fidelity Advantage Class	607,057,309	352,024,209
Fidelity Advantage Institutional Class	42,902,082	12,125,868
Total	$722,966,259	$416,291,899
Spartan International Index
From net investment income
Investor Class	$72,615,438	$89,642,463
Fidelity Advantage Class	221,320,848	249,759,830
Institutional Class	48,369,961	60,453,779
Fidelity Advantage Institutional Class	57,162,725	55,530,831
Total	$399,468,972	$455,386,903

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015
Spartan Total Market Index
Investor Class
Shares sold	32,516,383	11,146,915	$1,998,231,479	$643,746,007
Reinvestment of distributions	796,933	481,106	46,212,344	28,350,004
Shares redeemed	(29,931,735)	(10,928,650)	(1,848,270,240)	(634,264,919)
Net increase (decrease)	3,381,581	699,371	$196,173,583	$37,831,092
Fidelity Advantage Class
Shares sold	85,649,594	68,056,591	$5,139,110,213	$3,937,110,814
Reinvestment of distributions	7,249,491	4,282,439	420,402,384	252,482,338
Shares redeemed	(58,087,070)	(38,248,720)	(3,505,600,912)	(2,200,569,878)
Net increase (decrease)	34,812,015	34,090,310	$2,053,911,685	$1,989,023,274
Institutional Class
Shares sold	3,947,517	6,784,326	$233,904,287	$390,867,675
Reinvestment of distributions	529,934	376,112	30,738,655	22,120,082
Shares redeemed	(4,016,851)	(8,771,607)	(239,627,483)	(514,925,337)
Net increase (decrease)	460,600	(1,611,169)	$25,015,459	$(101,937,580)
Fidelity Advantage Institutional Class
Shares sold	2,442,533	7,451,506	$141,575,547	$441,626,023
Reinvestment of distributions	363,654	231,729	21,115,501	13,655,535
Shares redeemed	(4,943,244)	(4,571,120)	(298,065,697)	(266,559,444)
Net increase (decrease)	(2,137,057)	3,112,115	$(135,374,649)	$188,722,114
Class F
Shares sold	26,864,620	26,091,484	$1,587,171,798	$1,528,157,446
Reinvestment of distributions	2,819,491	1,585,411	163,507,819	93,410,130
Shares redeemed	(12,713,390)	(16,933,790)	(751,219,276)	(999,242,032)
Net increase (decrease)	16,970,721	10,743,105	$999,460,341	$622,325,544
Spartan Extended Market Index
Investor Class
Shares sold	13,056,510	10,120,043	$714,057,829	$549,617,843
Reinvestment of distributions	1,789,749	1,386,862	92,010,651	74,343,690
Shares redeemed	(19,280,640)	(9,403,900)	(1,072,123,196)	(515,022,951)
Net increase (decrease)	(4,434,381)	2,103,005	$(266,054,716)	$108,938,582
Fidelity Advantage Class
Shares sold	66,679,219	59,205,212	$3,623,901,047	$3,230,782,675
Reinvestment of distributions	14,791,604	9,243,745	755,742,299	495,373,702
Shares redeemed	(56,816,552)	(57,851,731)	(3,010,836,900)	(3,152,807,384)
Net increase (decrease)	24,654,271	10,597,226	$1,368,806,446	$573,348,993
Fidelity Advantage Institutional Class
Shares sold	16,919,722(a)	13,365,402	$905,552,559(a)	$731,714,410
Reinvestment of distributions	1,097,022	341,391	55,926,527	18,383,949
Shares redeemed	(7,041,091)	(2,294,908)	(378,265,762)	(124,843,110)
Net increase (decrease)	10,975,653	11,411,885	$583,213,324	$625,255,249
Spartan International Index
Investor Class
Shares sold	47,455,706	21,944,365	$1,844,833,031	$874,869,887
Reinvestment of distributions	2,020,553	2,309,004	71,406,339	87,873,135
Shares redeemed	(43,428,135)	(13,565,036)	(1,703,822,840)	(536,843,768)
Net increase (decrease)	6,048,124	10,688,333	$212,416,530	$425,899,254
Fidelity Advantage Class
Shares sold	87,470,831	61,902,007	$3,387,859,021	$2,459,259,650
Reinvestment of distributions	5,759,122	5,988,253	203,704,568	227,934,673
Shares redeemed	(68,157,262)	(33,806,199)	(2,636,420,356)	(1,335,982,994)
Net increase (decrease)	25,072,691	34,084,061	$955,143,233	$1,351,211,329
Institutional Class
Shares sold	17,918,076	20,249,316	$675,220,863	$805,338,043
Reinvestment of distributions	1,366,350	1,589,444	48,367,809	60,450,959
Shares redeemed	(22,551,197)	(10,392,571)	(847,401,565)	(411,389,900)
Net increase (decrease)	(3,266,771)	11,446,189	$(123,812,893)	$454,399,102
Fidelity Advantage Institutional Class
Shares sold	25,568,524(a)	11,678,633	$966,043,443(a)	$466,418,098
Reinvestment of distributions	1,614,929	1,457,622	57,162,024	55,529,913
Shares redeemed	(19,546,739)(b)	(8,025,060)	(684,205,858)(b)	(322,684,483)
Net increase (decrease)	7,636,714	5,111,195	$338,999,609	$199,263,528

 (a) Amount includes in-kind exchanges.

 (b) Amount includes in-kind redemptions.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Spartan Total Market Index Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (each a fund of Fidelity Concord Street Trust) (the "Funds") at February 29, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 21, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs ,including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Spartan Total Market Index
Investor Class	.10%
Actual		$1,000.00	$972.20	$.49
Hypothetical-C		$1,000.00	$1,024.37	$.50
Fidelity Advantage Class	.05%
Actual		$1,000.00	$972.40	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25
Institutional Class	.04%
Actual		$1,000.00	$972.50	$.20
Hypothetical-C		$1,000.00	$1,024.66	$.20
Fidelity Advantage Institutional Class	.035%
Actual		$1,000.00	$972.50	$.17
Hypothetical-C		$1,000.00	$1,024.69	$.18
Class F	.035%
Actual		$1,000.00	$972.40	$.17
Hypothetical-C		$1,000.00	$1,024.69	$.18
Spartan Extended Market Index
Investor Class	.10%
Actual		$1,000.00	$899.00	$.47
Hypothetical-C		$1,000.00	$1,024.37	$.50
Fidelity Advantage Class	.07%
Actual		$1,000.00	$899.20	$.33
Hypothetical-C		$1,000.00	$1,024.52	$.35
Fidelity Advantage Institutional Class	.06%
Actual		$1,000.00	$899.20	$.28
Hypothetical-C		$1,000.00	$1,024.57	$.30
Spartan International Index
Investor Class	.20%
Actual		$1,000.00	$903.50	$.95
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Fidelity Advantage Class	.12%
Actual		$1,000.00	$903.90	$.57
Hypothetical-C		$1,000.00	$1,024.27	$.60
Institutional Class	.07%
Actual		$1,000.00	$904.20	$.33
Hypothetical-C		$1,000.00	$1,024.52	$.35
Fidelity Advantage Institutional Class	.06%
Actual		$1,000.00	$904.30	$.28
Hypothetical-C		$1,000.00	$1,024.57	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index Fund
Investor Class	4/18/16	4/15/16	$0.17200	$0.11000
Fidelity Advantage Class	4/18/16	4/15/16	$0.18068	$0.11000
Spartan Extended Market Index Fund
Investor Class	4/18/16	4/15/16	$0.09500	$0.36400
Fidelity Advantage Class	4/18/16	4/15/16	$0.09938	$0.36400
Spartan International Index Fund
Investor Class	4/18/16	4/15/16	$0.05000	$0.00000
Fidelity Advantage Class	4/18/16	4/15/16	$0.05827	$0.00000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 29, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Total Market Index Fund	$228,923,159
Spartan Extended Market Index Fund	$690,226,925

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2015	December 2015
Spartan Total Market Index Fund
Investor Class	100%	95%
Fidelity Advantage Class	100%	92%
Spartan Extended Market Index Fund
Investor Class	42%	65%
Fidelity Advantage Class	41%	64%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2015	December 2015
Spartan Total Market Index Fund
Investor Class	100%	98%
Fidelity Advantage Class	100%	96%
Spartan Extended Market Index Fund
Investor Class	61%	68%
Fidelity Advantage Class	59%	67%
Spartan International Index Fund
Investor Class	0.0%	90%
Fidelity Advantage Class	100%	88%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Investor Class	04/13/15	$0.0000	$0.0000
Investor Class	12/21/15	$1.0181	$0.0742
Fidelity Advantage Class	04/13/15	$0.0173	$0.0100
Fidelity Advantage Class	12/21/15	$1.0394	$0.0742

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Spartan International Index Fund

On September 15, 2015 the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) (the Amended Sub-Advisory Agreement) for the fund, to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company (FMR), the fund's investment adviser, to Geode, on behalf of the fund, by 0.5 basis points (bps), effective October 1, 2015. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with its renewal of the fund's current management contract with FMR and sub-advisory agreement with Geode. At its July 2015 meeting, the Board concluded that the nature, extent, and quality of services provided to the fund under the existing management contract with FMR and sub-advisory agreement with Geode should benefit the fund's shareholders. The Board noted that the approval of the Amended Sub-Advisory Agreement would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the fund's shareholders should continue to benefit from the nature, extent and quality of services provided by Geode under the Amended Sub-Advisory Agreement.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the existing management contract with FMR and sub-advisory agreement with Geode. Based on its review, the Board concluded at its July 2015 meeting that the fund's current management fee and total expenses of each class of the fund are fair and reasonable in light of the services that the fund receives and the other factors considered.

Management Fee and Total Expenses.  In its review of the proposed sub-advisory fee rate under the Amended Sub-Advisory Agreement, the Board noted that FMR, not the fund, pays Geode's sub-advisory fee out of its management fee. The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the current management fee rate under the fund's management contract with FMR or total expenses of each class paid by the shareholders of the fund. The Board noted that the fund's management fee rate and total expense ratio of each class of the fund will continue to rank below the median of its competitor funds based on competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract with FMR and sub-advisory agreement with Geode at its July 2015 meeting. The Board also considered that FMR will continue to pay fund-level operating expenses (such as custody, pricing and bookkeeping, legal and audit fees) out of its management fee under the existing management contract. In addition, the Board considered that the Amended Sub-Advisory Agreement will not have an impact on current contractual arrangements between FMR and the fund limiting the total expenses for each class of the fund, which may not be increased without the approval of the Board.

Based on its review, the Board concluded that the management fee and the total expense ratio of each class of the fund will continue to bear a reasonable relationship to the services that the fund and shareholders receive.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders and the level of Fidelity's profits in respect of all the Fidelity funds. At its July 2015 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive under the circumstances. In approving the Amended Sub-Advisory Agreement, the Board reviewed additional data regarding the impact of the proposed reduction in sub-advisory fees paid to Geode by FMR on Fidelity's profitability with respect to the fund.

The Board concluded that it continues to be satisfied that Fidelity's profitability in connection with the operation of the fund is not excessive and that it will continue to review information regarding costs of services and profitability to Fidelity with respect to the fund in connection with future renewals of the Amended Sub-Advisory Agreement.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund, whether the fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its July 2015 meeting, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity. In connection with its approval of the Amended Sub-Advisory Agreement, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses. The Board noted that it will continue to review economies of scale in connection with future renewals of the Amended Sub-Advisory Agreement.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved.

SIF-ANN-0416
1.755724.115

Spartan® 500 Index Fund Institutional Class and Fidelity Advantage® Institutional Class Annual Report February 29, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2016	Past 1 year	Past 5 years	Past 10 years
Institutional Class	(6.21)%	10.10%	6.42%
Fidelity Advantage® Institutional Class	(6.19)%	10.12%	6.43%

 The initial offering of Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011 are those of Fidelity Advantage® Class.

 The initial offering of Fidelity Advantage® Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011 are those of Fidelity Advantage® Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund - Institutional Class on February 28, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See previous page for additional information regarding the performance of Institutional Class.

Period Ending Values
$18,627	Spartan® 500 Index Fund - Institutional Class
$18,666	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index returned -6.19% for the year ending February 29, 2016. Largely range-bound for the first half of the period, U.S. stocks suffered a steep, late-summer decline on concern about an economic slowdown in China. The market recovered in October, lifted by the U.S. Federal Reserve’s decision to delay raising near-term interest rates until mid-December. Investors also drew courage from a rate cut in China and economic stimulus in Europe. But continued oil-price weakness and U.S.-dollar strength, plus fresh worries about China and the Middle East, pushed the S&P 500® to its worst January since 2009, followed by a volatile but ultimately flattish February. Overall, growth-oriented and larger-cap stocks fared better than value and smaller-cap complements. In this environment, the tech-heavy Nasdaq Composite Index® returned -7.07% for the 12 months; the Russell 2000® Index, -14.97%. Few sectors within the broad-market S&P 500® gained ground, with a wide gap separating leaders from laggards. Despite increased competition among wireless carriers, telecommunication services (+8%) led the way, followed by the more defensive utilities sector (+6%). Rising wages and low inflation buoyed consumer staples (+4%), less so consumer discretionary (0%). Meanwhile, energy (-24%) foundered amid commodity weakness that also hurt materials (-17%). The financials sector(-12%) struggled as well.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes struggled along with the stock market, returning about -6%, roughly in line with the S&P 500® index. The biggest individual detractor was consumer electronics manufacturer Apple (-23%), which faltered as investors worried about a possible decline in iPhone sales. Communications chipmaker Qualcomm (-27%) also performed poorly, reflecting weaker-than-expected earnings and difficulty obtaining licensing revenue from Chinese customers. Elsewhere, energy stocks, including exploration and production firms ConocoPhillips (-46%) and Chevron (-18%), as well as pipeline operator Kinder Morgan (-54%), saw their shares drop along with the price of oil. Financials also lost ground, as it became clear late in the period that rates would not rise as quickly as anticipated, making the lending environment less attractive. Citigroup (-26%), Bank of America (-20%) and Wells Fargo (-12%) detracted. On the positive side, several technology companies contributed meaningfully, led by software maker Microsoft (+19%); social networking leader Facebook (+35%); and Internet search giant Alphabet (+9%), parent company of Google.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	3.7
Microsoft Corp.	2.4	2.0
Exxon Mobil Corp.	1.9	1.8
Johnson & Johnson	1.7	1.5
General Electric Co.	1.6	1.4
Berkshire Hathaway, Inc. Class B	1.5	1.4
Facebook, Inc. Class A	1.4	1.1
AT&T, Inc.	1.3	1.1
Procter & Gamble Co.	1.3	1.1
Wells Fargo & Co.	1.3	1.4
	17.5

Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.7	19.7
Financials	15.6	16.4
Health Care	14.5	15.1
Consumer Discretionary	12.7	12.8
Consumer Staples	10.5	9.6
Industrials	10.0	9.7
Energy	6.5	7.2
Utilities	3.3	2.9
Materials	2.8	2.9
Telecommunication Services	2.7	2.4

Investments February 29, 2016

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.3%
BorgWarner, Inc.	1,138,118	$37,194
Delphi Automotive PLC	1,422,174	94,831
Johnson Controls, Inc.	3,288,643	119,904
The Goodyear Tire & Rubber Co.	1,365,406	41,126
		293,055
Automobiles - 0.6%
Ford Motor Co.	19,791,345	247,590
General Motors Co.	7,190,492	211,688
Harley-Davidson, Inc.	974,188	42,056
		501,334
Distributors - 0.1%
Genuine Parts Co.	765,514	69,011
Diversified Consumer Services - 0.0%
H&R Block, Inc. (a)	1,197,602	39,377
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	2,337,146	112,090
Chipotle Mexican Grill, Inc. (a)(b)	158,360	80,631
Darden Restaurants, Inc. (a)	585,574	37,406
Marriott International, Inc. Class A (a)	979,198	66,732
McDonald's Corp.	4,662,402	546,387
Royal Caribbean Cruises Ltd.	871,296	64,798
Starbucks Corp.	7,539,216	438,858
Starwood Hotels & Resorts Worldwide, Inc.	856,585	59,199
Wyndham Worldwide Corp. (a)	589,539	42,942
Wynn Resorts Ltd. (a)	412,581	34,030
Yum! Brands, Inc.	2,075,279	150,395
		1,633,468
Household Durables - 0.4%
D.R. Horton, Inc.	1,666,187	44,521
Garmin Ltd. (a)	599,218	24,274
Harman International Industries, Inc.	360,921	27,675
Leggett & Platt, Inc.	691,041	30,862
Lennar Corp. Class A (a)	909,103	38,128
Mohawk Industries, Inc. (b)	322,819	58,020
Newell Rubbermaid, Inc. (a)	1,356,226	51,550
PulteGroup, Inc.	1,613,227	27,731
Whirlpool Corp.	397,038	61,668
		364,429
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (b)	1,951,751	1,078,381
Expedia, Inc.	597,601	62,216
Netflix, Inc. (b)	2,170,104	202,709
Priceline Group, Inc. (b)	252,783	319,824
TripAdvisor, Inc. (a)(b)	573,732	35,916
		1,699,046
Leisure Products - 0.1%
Hasbro, Inc.	569,511	43,209
Mattel, Inc.	1,723,103	56,035
		99,244
Media - 3.1%
Cablevision Systems Corp. - NY Group Class A	1,130,070	36,761
CBS Corp. Class B	2,202,169	106,541
Comcast Corp. Class A	12,398,658	715,775
Discovery Communications, Inc.:
Class A (a)(b)	759,131	18,978
Class C (non-vtg.) (a)(b)	1,309,881	32,289
Interpublic Group of Companies, Inc.	2,063,271	44,133
News Corp.:
Class A	1,937,332	20,962
Class B	547,366	6,245
Omnicom Group, Inc.	1,230,073	95,712
Scripps Networks Interactive, Inc. Class A	480,422	28,460
Tegna, Inc.	1,125,668	27,736
The Walt Disney Co.	7,722,637	737,666
Time Warner Cable, Inc.	1,437,965	274,450
Time Warner, Inc.	4,059,437	268,735
Twenty-First Century Fox, Inc.:
Class A	5,944,606	160,623
Class B	2,189,466	59,466
Viacom, Inc. Class B (non-vtg.)	1,762,774	64,958
		2,699,490
Multiline Retail - 0.7%
Dollar General Corp.	1,477,251	109,686
Dollar Tree, Inc. (b)	1,192,199	95,674
Kohl's Corp. (a)	963,829	44,982
Macy's, Inc.	1,596,234	68,973
Nordstrom, Inc. (a)	690,870	35,455
Target Corp.	3,128,064	245,397
		600,167
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	371,868	55,200
AutoNation, Inc. (a)(b)	387,579	19,949
AutoZone, Inc. (a)(b)	154,791	119,896
Bed Bath & Beyond, Inc. (a)(b)	847,410	40,633
Best Buy Co., Inc. (a)	1,513,969	49,037
CarMax, Inc. (a)(b)	1,028,899	47,597
GameStop Corp. Class A (a)	535,631	16,508
Gap, Inc. (a)	1,163,197	32,162
Home Depot, Inc.	6,437,788	799,058
L Brands, Inc.	1,293,274	109,657
Lowe's Companies, Inc.	4,646,534	313,780
O'Reilly Automotive, Inc. (a)(b)	500,854	130,382
Ross Stores, Inc.	2,056,452	113,064
Signet Jewelers Ltd.	403,831	43,775
Staples, Inc.	3,268,058	30,883
Tiffany & Co., Inc.	566,378	36,803
TJX Companies, Inc.	3,399,598	251,910
Tractor Supply Co.	682,094	57,685
Urban Outfitters, Inc. (a)(b)	440,824	11,677
		2,279,656
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	1,409,124	54,871
Hanesbrands, Inc.	1,989,514	56,681
Michael Kors Holdings Ltd. (b)	934,532	52,941
NIKE, Inc. Class B	6,852,075	422,019
PVH Corp.	419,120	33,173
Ralph Lauren Corp.	298,629	27,104
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	914,556	76,539
VF Corp.	1,731,700	112,751
		836,079

TOTAL CONSUMER DISCRETIONARY		11,114,356

CONSUMER STAPLES - 10.5%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.)	516,049	50,815
Coca-Cola Enterprises, Inc.	1,060,181	51,429
Constellation Brands, Inc. Class A (sub. vtg.)	879,176	124,342
Dr. Pepper Snapple Group, Inc.	959,117	87,788
Molson Coors Brewing Co. Class B	921,485	78,575
Monster Beverage Corp.	761,712	95,595
PepsiCo, Inc.	7,397,302	723,604
The Coca-Cola Co.	19,874,153	857,172
		2,069,320
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	2,220,976	333,213
CVS Health Corp.	5,622,509	546,339
Kroger Co.	4,942,705	197,263
Sysco Corp.	2,665,733	117,639
Wal-Mart Stores, Inc.	7,966,381	528,490
Walgreens Boots Alliance, Inc.	4,422,765	349,133
Whole Foods Market, Inc.	1,732,821	54,255
		2,126,332
Food Products - 1.8%
Archer Daniels Midland Co.	3,030,005	105,929
Campbell Soup Co. (a)	911,939	56,312
ConAgra Foods, Inc.	2,198,147	92,454
General Mills, Inc.	3,034,819	178,599
Hormel Foods Corp. (a)	1,369,973	58,238
Kellogg Co.	1,295,633	95,903
Keurig Green Mountain, Inc.	589,825	54,229
McCormick & Co., Inc. (non-vtg.)	590,469	55,067
Mead Johnson Nutrition Co. Class A	946,464	69,811
Mondelez International, Inc.	8,069,149	327,043
The Hershey Co.	729,549	66,309
The J.M. Smucker Co.	607,661	77,519
The Kraft Heinz Co.	3,019,106	232,532
Tyson Foods, Inc. Class A	1,501,161	97,200
		1,567,145
Household Products - 2.0%
Church & Dwight Co., Inc.	665,790	60,427
Clorox Co.	655,472	82,865
Colgate-Palmolive Co.	4,554,208	298,938
Kimberly-Clark Corp.	1,843,137	240,161
Procter & Gamble Co.	13,813,972	1,109,124
		1,791,515
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	1,130,161	103,218
Tobacco - 1.8%
Altria Group, Inc.	9,955,537	612,962
Philip Morris International, Inc.	7,866,700	716,106
Reynolds American, Inc.	4,208,711	212,245
		1,541,313

TOTAL CONSUMER STAPLES		9,198,843

ENERGY - 6.5%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	2,214,274	94,926
Cameron International Corp. (b)	970,405	63,620
Diamond Offshore Drilling, Inc. (a)	327,326	6,550
Ensco PLC Class A (a)	1,195,901	10,368
FMC Technologies, Inc. (b)	1,157,590	28,396
Halliburton Co.	4,345,473	140,272
Helmerich & Payne, Inc. (a)	547,299	28,990
National Oilwell Varco, Inc. (a)	1,907,897	55,844
Schlumberger Ltd.	6,403,377	459,250
Transocean Ltd. (United States) (a)	1,736,090	15,017
		903,233
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	2,580,145	97,917
Apache Corp.	1,919,403	73,475
Cabot Oil & Gas Corp. (a)	2,324,905	46,800
California Resources Corp.	364,099	205
Chesapeake Energy Corp. (a)	2,627,809	6,859
Chevron Corp.	9,556,225	797,371
Cimarex Energy Co.	480,138	40,346
Columbia Pipeline Group, Inc.	1,975,774	35,860
Concho Resources, Inc. (b)	655,741	59,174
ConocoPhillips Co.	6,269,014	212,081
CONSOL Energy, Inc. (a)	1,163,044	10,037
Devon Energy Corp.	2,591,101	50,993
EOG Resources, Inc.	2,791,190	180,702
EQT Corp.	774,537	43,173
Exxon Mobil Corp.	21,137,725	1,694,189
Hess Corp. (a)	1,326,885	57,852
Kinder Morgan, Inc.	9,291,201	168,078
Marathon Oil Corp.	3,438,853	28,233
Marathon Petroleum Corp.	2,706,227	92,688
Murphy Oil Corp.	821,065	14,106
Newfield Exploration Co. (b)	973,097	26,497
Noble Energy, Inc.	2,161,106	63,753
Occidental Petroleum Corp.	3,877,943	266,880
ONEOK, Inc. (a)	1,062,629	25,503
Phillips 66 Co.	2,410,648	191,381
Pioneer Natural Resources Co.	819,412	98,764
Range Resources Corp. (a)	859,993	20,408
Southwestern Energy Co. (a)(b)	1,951,996	11,283
Spectra Energy Corp.	3,409,154	99,547
Tesoro Corp.	611,292	49,319
The Williams Companies, Inc.	3,464,374	55,395
Valero Energy Corp.	2,444,878	146,888
		4,765,757

TOTAL ENERGY		5,668,990

FINANCIALS - 15.6%
Banks - 5.2%
Bank of America Corp.	52,870,374	661,937
BB&T Corp.	3,961,287	127,395
Citigroup, Inc.	15,126,110	587,649
Citizens Financial Group, Inc.	2,680,006	51,537
Comerica, Inc.	897,389	30,314
Fifth Third Bancorp	4,033,292	61,548
Huntington Bancshares, Inc. (a)	4,045,113	35,395
JPMorgan Chase & Co.	18,691,293	1,052,320
KeyCorp	4,241,657	44,749
M&T Bank Corp.	812,355	83,307
Peoples United Financial, Inc. (a)	1,575,238	23,014
PNC Financial Services Group, Inc.	2,578,434	209,652
Regions Financial Corp.	6,628,645	49,847
SunTrust Banks, Inc.	2,587,609	85,857
U.S. Bancorp	8,348,718	321,593
Wells Fargo & Co.	23,601,227	1,107,370
Zions Bancorporation	1,037,246	22,114
		4,555,598
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (b)	274,378	38,053
Ameriprise Financial, Inc.	884,071	74,218
Bank of New York Mellon Corp.	5,549,575	196,399
BlackRock, Inc. Class A	641,172	200,020
Charles Schwab Corp.	6,083,143	152,383
E*TRADE Financial Corp. (b)	1,487,253	34,891
Franklin Resources, Inc.	1,924,095	68,979
Goldman Sachs Group, Inc.	2,014,173	301,179
Invesco Ltd.	2,152,200	57,550
Legg Mason, Inc.	547,004	15,622
Morgan Stanley	7,668,464	189,411
Northern Trust Corp.	1,103,599	65,532
State Street Corp.	2,048,739	112,230
T. Rowe Price Group, Inc.	1,274,959	88,112
		1,594,579
Consumer Finance - 0.7%
American Express Co.	4,247,964	236,102
Capital One Financial Corp.	2,701,510	177,570
Discover Financial Services	2,170,591	100,759
Navient Corp.	1,839,659	19,924
Synchrony Financial (b)	4,233,832	114,102
		648,457
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (b)	9,512,574	1,276,302
Broadcom Ltd.	1,974,391	264,509
CME Group, Inc.	1,717,411	157,040
IntercontinentalExchange, Inc.	602,934	143,776
Leucadia National Corp.	1,692,622	24,458
McGraw Hill Financial, Inc.	1,372,474	123,166
Moody's Corp.	873,342	77,553
The NASDAQ OMX Group, Inc.	583,750	36,946
		2,103,750
Insurance - 2.6%
AFLAC, Inc.	2,166,809	128,968
Allstate Corp.	1,966,584	124,799
American International Group, Inc.	6,281,053	315,309
Aon PLC	1,390,840	132,533
Assurant, Inc.	334,304	23,769
Chubb Ltd.	2,339,990	270,339
Cincinnati Financial Corp.	748,777	47,278
Hartford Financial Services Group, Inc.	2,079,834	87,603
Lincoln National Corp.	1,256,558	45,902
Loews Corp.	1,421,377	51,667
Marsh & McLennan Companies, Inc.	2,648,718	151,109
MetLife, Inc.	5,644,388	223,292
Pricoa Global Funding I	2,279,841	150,675
Principal Financial Group, Inc.	1,382,419	52,269
Progressive Corp.	2,967,855	94,734
The Travelers Companies, Inc.	1,544,701	166,086
Torchmark Corp.	582,385	29,830
Unum Group	1,236,126	35,267
Willis Group Holdings PLC	698,027	79,100
XL Group PLC Class A	1,511,900	51,979
		2,262,508
Real Estate Investment Trusts - 2.8%
American Tower Corp.	2,150,718	198,296
Apartment Investment & Management Co. Class A	794,258	29,078
AvalonBay Communities, Inc.	695,006	119,291
Boston Properties, Inc.	779,797	89,006
Crown Castle International Corp.	1,694,760	146,597
Equinix, Inc.	347,993	105,682
Equity Residential (SBI)	1,849,576	137,775
Essex Property Trust, Inc.	335,299	70,171
Extra Space Storage, Inc.	626,865	51,497
Federal Realty Investment Trust (SBI)	352,623	52,209
General Growth Properties, Inc.	2,956,588	81,365
HCP, Inc. (a)	2,361,296	69,847
Host Hotels & Resorts, Inc.	3,816,378	58,429
Iron Mountain, Inc.	975,656	28,665
Kimco Realty Corp.	2,098,621	56,138
Prologis, Inc.	2,662,240	102,390
Public Storage	747,334	186,452
Realty Income Corp.	1,267,368	74,192
Simon Property Group, Inc.	1,571,059	298,077
SL Green Realty Corp.	506,252	44,641
The Macerich Co.	683,337	54,038
Ventas, Inc.	1,690,753	94,124
Vornado Realty Trust	899,895	77,715
Welltower, Inc.	1,796,860	114,604
Weyerhaeuser Co.	4,002,177	103,977
		2,444,256
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	1,476,186	37,510

TOTAL FINANCIALS		13,646,658

HEALTH CARE - 14.5%
Biotechnology - 3.3%
AbbVie, Inc.	8,300,586	453,295
Alexion Pharmaceuticals, Inc. (b)	1,144,104	161,090
Amgen, Inc.	3,830,173	544,957
Baxalta, Inc.	2,962,776	114,126
Biogen, Inc. (b)	1,131,812	293,615
Celgene Corp. (a)(b)	3,989,239	402,235
Gilead Sciences, Inc.	7,317,731	638,472
Regeneron Pharmaceuticals, Inc. (b)	394,198	151,380
Vertex Pharmaceuticals, Inc. (b)	1,247,652	106,662
		2,865,832
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	7,574,353	293,430
Baxter International, Inc.	2,777,537	109,740
Becton, Dickinson & Co.	1,070,037	157,777
Boston Scientific Corp. (b)	6,830,358	115,979
C.R. Bard, Inc.	375,163	72,174
Dentsply Sirona, Inc. (a)	1,225,095	74,682
Edwards Lifesciences Corp. (b)	1,095,288	95,290
Intuitive Surgical, Inc. (b)	189,724	106,826
Medtronic PLC	7,139,893	552,556
St. Jude Medical, Inc.	1,435,233	77,058
Stryker Corp.	1,603,708	160,178
Varian Medical Systems, Inc. (a)(b)	491,943	38,480
Zimmer Biomet Holdings, Inc.	908,671	87,968
		1,942,138
Health Care Providers & Services - 2.7%
Aetna, Inc.	1,770,558	192,336
AmerisourceBergen Corp.	991,915	85,920
Anthem, Inc.	1,325,608	173,244
Cardinal Health, Inc.	1,670,433	136,474
Cigna Corp.	1,307,989	182,608
DaVita HealthCare Partners, Inc. (b)	846,385	55,836
Express Scripts Holding Co. (a)(b)	3,433,857	241,675
HCA Holdings, Inc. (b)	1,593,880	110,312
Henry Schein, Inc. (b)	421,065	69,665
Humana, Inc.	752,622	133,192
Laboratory Corp. of America Holdings (b)	513,853	56,442
McKesson Corp.	1,168,401	181,827
Patterson Companies, Inc.	424,087	18,422
Quest Diagnostics, Inc.	727,873	48,425
Tenet Healthcare Corp. (a)(b)	506,079	12,561
UnitedHealth Group, Inc.	4,839,498	576,384
Universal Health Services, Inc. Class B	463,026	51,104
		2,326,427
Health Care Technology - 0.1%
Cerner Corp. (b)	1,545,993	78,938
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,682,731	62,850
Illumina, Inc. (b)	743,360	111,682
PerkinElmer, Inc.	568,356	26,861
Thermo Fisher Scientific, Inc.	2,026,459	261,798
Waters Corp. (b)	414,657	49,887
		513,078
Pharmaceuticals - 5.6%
Allergan PLC (b)	2,001,208	580,570
Bristol-Myers Squibb Co.	8,470,883	524,602
Eli Lilly & Co.	4,955,672	356,808
Endo Health Solutions, Inc. (b)	1,056,976	44,192
Johnson & Johnson	14,049,426	1,478,140
Mallinckrodt PLC (a)(b)	588,732	38,285
Merck & Co., Inc.	14,184,485	712,203
Mylan N.V. (a)	2,097,390	94,529
Perrigo Co. PLC	743,370	93,850
Pfizer, Inc.	31,344,015	929,977
Zoetis, Inc. Class A	2,325,978	95,505
		4,948,661

TOTAL HEALTH CARE		12,675,074

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.5%
General Dynamics Corp.	1,508,860	205,612
Honeywell International, Inc.	3,913,258	396,609
L-3 Communications Holdings, Inc.	398,023	46,692
Lockheed Martin Corp.	1,341,875	289,563
Northrop Grumman Corp.	926,067	178,009
Raytheon Co.	1,528,854	189,349
Rockwell Collins, Inc.	667,425	58,446
Textron, Inc.	1,389,586	47,454
The Boeing Co.	3,197,794	377,915
United Technologies Corp.	3,949,770	381,627
		2,171,276
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	729,270	50,925
Expeditors International of Washington, Inc.	946,530	43,332
FedEx Corp.	1,333,440	182,521
United Parcel Service, Inc. Class B	3,534,733	341,278
		618,056
Airlines - 0.6%
American Airlines Group, Inc.	3,200,541	131,222
Delta Air Lines, Inc.	3,993,398	192,642
Southwest Airlines Co.	3,302,240	138,529
United Continental Holdings, Inc. (b)	1,892,979	108,392
		570,785
Building Products - 0.1%
Allegion PLC	487,002	30,681
Masco Corp.	1,708,469	48,179
		78,860
Commercial Services & Supplies - 0.4%
ADT Corp.	837,484	33,809
Cintas Corp.	444,024	37,294
Pitney Bowes, Inc.	1,000,540	18,130
Republic Services, Inc.	1,216,563	55,597
Stericycle, Inc. (a)(b)	431,520	49,163
Tyco International Ltd.	2,146,584	75,517
Waste Management, Inc.	2,108,423	117,755
		387,265
Construction & Engineering - 0.1%
Fluor Corp.	719,049	33,105
Jacobs Engineering Group, Inc. (a)(b)	622,300	24,052
Quanta Services, Inc. (b)	811,187	16,459
		73,616
Electrical Equipment - 0.5%
AMETEK, Inc.	1,207,874	56,057
Eaton Corp. PLC	2,349,912	133,264
Emerson Electric Co.	3,323,576	162,290
Rockwell Automation, Inc.	670,319	69,774
		421,385
Industrial Conglomerates - 2.6%
3M Co.	3,126,342	490,429
Danaher Corp.	3,027,253	270,243
General Electric Co.	47,921,708	1,396,439
Roper Technologies, Inc.	511,847	85,954
		2,243,065
Machinery - 1.2%
Caterpillar, Inc.	2,956,349	200,145
Cummins, Inc.	834,033	81,377
Deere & Co. (a)	1,582,980	126,923
Dover Corp.	786,855	47,825
Flowserve Corp. (a)	664,500	27,922
Illinois Tool Works, Inc.	1,661,099	156,559
Ingersoll-Rand PLC	1,325,502	73,645
PACCAR, Inc.	1,794,707	92,427
Parker Hannifin Corp.	690,452	69,874
Pentair PLC (a)	915,257	43,667
Snap-On, Inc.	294,876	42,660
Stanley Black & Decker, Inc.	760,248	71,471
Xylem, Inc.	910,748	34,071
		1,068,566
Professional Services - 0.3%
Dun & Bradstreet Corp.	183,469	17,574
Equifax, Inc.	601,573	63,093
Nielsen Holdings PLC	1,848,540	93,056
Robert Half International, Inc.	673,726	26,538
Verisk Analytics, Inc. (b)	791,464	57,650
		257,911
Road & Rail - 0.8%
CSX Corp.	4,950,378	119,502
J.B. Hunt Transport Services, Inc.	459,703	35,071
Kansas City Southern	554,149	45,280
Norfolk Southern Corp.	1,516,018	110,927
Ryder System, Inc.	271,271	15,386
Union Pacific Corp.	4,336,882	342,007
		668,173
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	1,470,954	66,620
United Rentals, Inc. (b)	471,343	24,307
W.W. Grainger, Inc. (a)	293,312	63,619
		154,546

TOTAL INDUSTRIALS		8,713,504

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.4%
Cisco Systems, Inc.	25,774,282	674,771
F5 Networks, Inc. (b)	357,351	34,366
Harris Corp.	631,719	49,287
Juniper Networks, Inc.	1,802,465	44,521
Motorola Solutions, Inc.	815,825	59,955
Qualcomm, Inc.	7,632,105	387,635
		1,250,535
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,565,225	83,066
Corning, Inc.	5,650,548	103,405
FLIR Systems, Inc.	701,389	21,715
TE Connectivity Ltd.	1,961,506	111,649
		319,835
Internet Software & Services - 4.2%
Akamai Technologies, Inc. (b)	903,502	48,762
Alphabet, Inc.:
Class A	1,479,246	1,060,945
Class C	1,508,724	1,052,742
eBay, Inc. (b)	5,608,722	133,488
Facebook, Inc. Class A (b)	11,528,465	1,232,623
VeriSign, Inc. (a)(b)	498,245	42,097
Yahoo!, Inc. (b)	4,411,450	140,240
		3,710,897
IT Services - 3.6%
Accenture PLC Class A	3,172,508	318,076
Alliance Data Systems Corp. (b)	310,434	65,231
Automatic Data Processing, Inc.	2,341,823	198,329
Cognizant Technology Solutions Corp. Class A (b)	3,087,529	175,927
CSRA, Inc.	699,200	18,144
Fidelity National Information Services, Inc.	1,408,703	82,057
Fiserv, Inc. (b)	1,160,429	110,972
IBM Corp.	4,531,761	593,797
MasterCard, Inc. Class A	5,027,890	437,024
Paychex, Inc.	1,629,302	83,730
PayPal Holdings, Inc. (b)	5,644,957	215,299
Teradata Corp. (a)(b)	675,320	16,849
The Western Union Co.	2,565,613	46,848
Total System Services, Inc.	859,484	37,456
Visa, Inc. Class A	9,883,247	715,448
Xerox Corp.	4,832,140	46,437
		3,161,624
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	1,584,520	83,964
Applied Materials, Inc.	5,834,834	110,103
First Solar, Inc. (a)(b)	384,323	27,621
Intel Corp.	23,961,179	709,011
KLA-Tencor Corp.	791,831	53,639
Lam Research Corp.	804,251	58,952
Linear Technology Corp.	1,214,282	52,967
Microchip Technology, Inc. (a)	1,031,372	45,886
Micron Technology, Inc. (b)	5,513,021	58,603
NVIDIA Corp.	2,595,160	81,384
Qorvo, Inc. (a)(b)	655,545	29,552
Skyworks Solutions, Inc.	970,588	64,496
Texas Instruments, Inc.	5,150,775	273,094
Xilinx, Inc.	1,304,815	61,613
		1,710,885
Software - 4.2%
Activision Blizzard, Inc.	2,561,734	81,130
Adobe Systems, Inc. (b)	2,532,700	215,659
Autodesk, Inc. (b)	1,148,547	59,426
CA Technologies, Inc.	1,502,470	44,007
Citrix Systems, Inc. (b)	781,056	55,182
Electronic Arts, Inc. (b)	1,578,158	101,381
Intuit, Inc.	1,340,506	129,546
Microsoft Corp.	40,559,401	2,063,662
Oracle Corp.	16,256,220	597,904
Red Hat, Inc. (b)	928,200	60,658
Salesforce.com, Inc. (b)	3,169,233	214,716
Symantec Corp.	3,430,049	66,234
		3,689,505
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	28,309,282	2,737,233
EMC Corp.	9,844,632	257,240
Hewlett Packard Enterprise Co.	9,130,661	121,164
HP, Inc.	9,172,247	98,051
NetApp, Inc.	1,484,405	36,873
SanDisk Corp.	1,019,028	73,635
Seagate Technology LLC (a)	1,518,364	47,616
Western Digital Corp.	1,176,560	51,216
		3,423,028

TOTAL INFORMATION TECHNOLOGY		17,266,309

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	984,466	130,412
Airgas, Inc.	329,293	46,602
CF Industries Holdings, Inc.	1,183,461	43,149
E.I. du Pont de Nemours & Co.	4,450,041	270,874
Eastman Chemical Co.	754,571	48,406
Ecolab, Inc.	1,349,491	138,390
FMC Corp.	678,484	25,538
International Flavors & Fragrances, Inc. (a)	407,477	42,088
LyondellBasell Industries NV Class A	1,825,676	146,437
Monsanto Co.	2,233,315	200,976
PPG Industries, Inc.	1,367,239	131,980
Praxair, Inc.	1,446,333	147,222
Sherwin-Williams Co.	401,820	108,692
The Dow Chemical Co.	5,709,834	277,555
The Mosaic Co.	1,702,716	45,377
		1,803,698
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	335,837	47,897
Vulcan Materials Co.	676,940	66,699
		114,596
Containers & Packaging - 0.3%
Avery Dennison Corp.	462,579	30,123
Ball Corp.	692,183	45,843
International Paper Co.	2,105,004	75,149
Owens-Illinois, Inc. (b)	816,670	12,217
Sealed Air Corp.	1,002,439	45,842
WestRock Co.	1,305,521	44,087
		253,261
Metals & Mining - 0.3%
Alcoa, Inc. (a)	6,652,307	59,405
Freeport-McMoRan, Inc. (a)	6,346,996	48,428
Newmont Mining Corp.	2,686,648	69,396
Nucor Corp.	1,622,876	63,844
		241,073

TOTAL MATERIALS		2,412,628

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	31,237,375	1,154,221
CenturyLink, Inc.	2,787,621	85,273
Frontier Communications Corp.	5,931,709	32,091
Level 3 Communications, Inc. (b)	1,465,274	71,139
Verizon Communications, Inc.	20,660,096	1,048,087
		2,390,811
UTILITIES - 3.3%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	2,492,171	153,892
Duke Energy Corp.	3,495,082	259,615
Edison International	1,654,337	112,760
Entergy Corp.	905,777	65,406
Eversource Energy	1,610,568	87,454
Exelon Corp.	4,669,175	147,032
FirstEnergy Corp.	2,148,037	71,895
NextEra Energy, Inc.	2,338,416	263,820
Pepco Holdings, Inc.	1,287,765	33,714
Pinnacle West Capital Corp.	562,852	38,741
PPL Corp.	3,411,089	119,354
Southern Co.	4,615,226	222,362
Xcel Energy, Inc.	2,576,865	101,889
		1,677,934
Gas Utilities - 0.0%
AGL Resources, Inc.	610,530	39,471
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,595,259	17,197
The AES Corp.	3,416,522	33,482
		50,679
Multi-Utilities - 1.3%
Ameren Corp.	1,232,003	57,843
CenterPoint Energy, Inc.	2,184,697	40,701
CMS Energy Corp.	1,406,880	55,656
Consolidated Edison, Inc.	1,488,711	104,225
Dominion Resources, Inc.	3,022,866	211,359
DTE Energy Co.	911,307	76,659
NiSource, Inc.	1,618,083	34,756
PG&E Corp.	2,490,328	141,276
Public Service Enterprise Group, Inc.	2,569,071	109,597
SCANA Corp.	725,675	47,183
Sempra Energy	1,197,295	115,551
TECO Energy, Inc.	1,194,408	32,810
WEC Energy Group, Inc. (a)	1,602,916	90,324
		1,117,940

TOTAL UTILITIES		2,886,024

TOTAL COMMON STOCKS
(Cost $55,312,370)		85,973,197
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.43% 3/3/16 to 9/15/16 (c)
(Cost $73,932)	74,000	73,926
	Shares	Value (000s)

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.40% (d)	1,252,679,422	$1,252,679
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	1,906,781,166	1,906,781
TOTAL MONEY MARKET FUNDS
(Cost $3,159,460)		3,159,460
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $58,545,762)		89,206,583
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(1,774,574)
NET ASSETS - 100%		$87,432,009

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,019 CME E-mini S&P 500 Index Contracts (United States)	March 2016	98,308	$(833)
2,855 CME S&P 500 Index Contracts (United States)	March 2016	1,377,181	13,432
TOTAL FUTURES CONTRACTS			$12,599

The face value of futures purchased as a percentage of Net Assets is 1.7%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $71,426,000

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,052
Fidelity Securities Lending Cash Central Fund	8,337
Total	$10,389

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$11,114,356	$11,114,356	$--	$--
Consumer Staples	9,198,843	9,198,843	--	--
Energy	5,668,990	5,668,990	--	--
Financials	13,646,658	13,646,658	--	--
Health Care	12,675,074	12,675,074	--	--
Industrials	8,713,504	8,713,504	--	--
Information Technology	17,266,309	17,266,309	--	--
Materials	2,412,628	2,412,628	--	--
Telecommunication Services	2,390,811	2,390,811	--	--
Utilities	2,886,024	2,886,024	--	--
U.S. Government and Government Agency Obligations	73,926	--	73,926	--
Money Market Funds	3,159,460	3,159,460	--	--
Total Investments in Securities:	$89,206,583	$89,132,657	$73,926	$--
Derivative Instruments:
Assets
Futures Contracts	$13,432	$13,432	$--	$--
Total Assets	$13,432	$13,432	$--	$--
Liabilities
Futures Contracts	$(833)	$(833)	$--	$--
Total Liabilities	$(833)	$(833)	$--	$--
Total Derivative Instruments:	$12,599	$12,599	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$13,432	$(833)
Total Equity Risk	13,432	(833)
Total Value of Derivatives	$13,432	$(833)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $1,851,950) — See accompanying schedule: Unaffiliated issuers (cost $55,386,302)	$86,047,123
Fidelity Central Funds (cost $3,159,460)	3,159,460
Total Investments (cost $58,545,762)		$89,206,583
Receivable for investments sold		17,391
Receivable for fund shares sold		136,573
Dividends receivable		212,130
Distributions receivable from Fidelity Central Funds		1,077
Receivable from investment adviser for expense reductions		1,068
Other receivables		1,863
Total assets		89,576,685
Liabilities
Payable to custodian bank	$66
Payable for investments purchased	142,717
Payable for fund shares redeemed	79,049
Accrued management fee	1,783
Payable for daily variation margin for derivative instruments	9,664
Other affiliated payables	2,760
Other payables and accrued expenses	1,856
Collateral on securities loaned, at value	1,906,781
Total liabilities		2,144,676
Net Assets		$87,432,009
Net Assets consist of:
Paid in capital		$56,839,472
Undistributed net investment income		318,458
Accumulated undistributed net realized gain (loss) on investments		(399,341)
Net unrealized appreciation (depreciation) on investments		30,673,420
Net Assets		$87,432,009
Investor Class:
Net Asset Value, offering price and redemption price per share ($7,635,247 ÷ 112,061 shares)		$68.13
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($49,214,737 ÷ 722,203 shares)		$68.15
Institutional Class:
Net Asset Value, offering price and redemption price per share ($23,860,484 ÷ 350,126 shares)		$68.15
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($6,721,541 ÷ 98,630 shares)		$68.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 29, 2016
Investment Income
Dividends		$1,871,047
Interest		129
Income from Fidelity Central Funds		10,389
Total income		1,881,565
Expenses
Management fee	$22,279
Transfer agent fees	34,424
Independent trustees' compensation	388
Miscellaneous	126
Total expenses before reductions	57,217
Expense reductions	(13,556)	43,661
Net investment income (loss)		1,837,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	195,961
Futures contracts	(4,141)
Total net realized gain (loss)		191,820
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,569,316)
Futures contracts	(25,833)
Total change in net unrealized appreciation (depreciation)		(7,595,149)
Net gain (loss)		(7,403,329)
Net increase (decrease) in net assets resulting from operations		$(5,565,425)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2016	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,837,904	$1,648,783
Net realized gain (loss)	191,820	868,409
Change in net unrealized appreciation (depreciation)	(7,595,149)	8,910,238
Net increase (decrease) in net assets resulting from operations	(5,565,425)	11,427,430
Distributions to shareholders from net investment income	(1,909,653)	(1,488,079)
Distributions to shareholders from net realized gain	(563,349)	(181,095)
Total distributions	(2,473,002)	(1,669,174)
Share transactions - net increase (decrease)	6,532,800	8,551,256
Total increase (decrease) in net assets	(1,505,627)	18,309,512
Net Assets
Beginning of period	88,937,636	70,628,124
End of period (including undistributed net investment income of $318,458 and undistributed net investment income of $391,176, respectively)	$87,432,009	$88,937,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan 500 Index Fund Investor Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$74.71	$66.10	$53.81	$48.49	$47.09
Income from Investment Operations
Net investment income (loss)B	1.45	1.44	1.19	1.10	.89
Net realized and unrealized gain (loss)	(6.05)	8.64	12.26	5.28	1.40
Total from investment operations	(4.60)	10.08	13.45	6.38	2.29
Distributions from net investment income	(1.52)	(1.31)	(1.16)	(1.06)	(.89)
Distributions from net realized gain	(.46)	(.16)	–	–	–
Total distributions	(1.98)	(1.47)	(1.16)	(1.06)	(.89)
Net asset value, end of period	$68.13	$74.71	$66.10	$53.81	$48.49
Total ReturnC	(6.26)%	15.40%	25.27%	13.36%	5.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%F	.10%F	.10%F	.10%F	.10%
Expenses net of all reductions	.10%F	.10%F	.10%F	.10%F	.10%
Net investment income (loss)	2.02%	2.06%	1.98%	2.21%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$7,635	$7,315	$5,751	$4,705	$13,407
Portfolio turnover rateG	5%	4%	4%	4%	5%H

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount represents .095%.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan 500 Index Fund Fidelity Advantage Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$74.72	$66.11	$53.82	$48.50	$47.10
Income from Investment Operations
Net investment income (loss)B	1.48	1.48	1.22	1.13	.90
Net realized and unrealized gain (loss)	(6.04)	8.63	12.26	5.27	1.40
Total from investment operations	(4.56)	10.11	13.48	6.40	2.30
Distributions from net investment income	(1.55)	(1.34)	(1.19)	(1.08)	(.90)
Distributions from net realized gain	(.46)	(.16)	–	–	–
Total distributions	(2.01)	(1.50)	(1.19)	(1.08)	(.90)
Redemption fees added to paid in capitalB	–	–	–	–	–
Net asset value, end of period	$68.15	$74.72	$66.11	$53.82	$48.50
Total ReturnC	(6.21)%	15.45%	25.32%	13.39%	5.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06%	.07%
Expenses net of all reductions	.05%	.05%	.05%	.06%	.07%
Net investment income (loss)	2.06%	2.11%	2.02%	2.25%	1.99%
Supplemental Data
Net assets, end of period (in millions)	$49,215	$49,784	$38,736	$28,996	$16,230
Portfolio turnover rateF	5%	4%	4%	4%	5%G

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan 500 Index Fund Institutional Class

Years ended February 28,	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$74.73	$66.11	$53.82	$48.50	$47.74
Income from Investment Operations
Net investment income (loss)C	1.49	1.48	1.22	1.13	.79
Net realized and unrealized gain (loss)	(6.05)	8.64	12.26	5.28	.68
Total from investment operations	(4.56)	10.12	13.48	6.41	1.47
Distributions from net investment income	(1.56)	(1.35)	(1.19)	(1.09)	(.71)
Distributions from net realized gain	(.46)	(.16)	–	–	–
Total distributions	(2.02)	(1.50)D	(1.19)	(1.09)	(.71)
Redemption fees added to paid in capitalC	–	–	–	–	–
Net asset value, end of period	$68.15	$74.73	$66.11	$53.82	$48.50
Total ReturnE,F	(6.21)%	15.47%	25.33%	13.42%	3.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.05%	.05%	.05%	.05%I
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.05%I
Expenses net of all reductions	.04%	.04%	.04%	.04%	.05%I
Net investment income (loss)	2.07%	2.12%	2.03%	2.27%	2.19%I
Supplemental Data
Net assets, end of period (in millions)	$23,860	$25,621	$22,636	$17,703	$14,629
Portfolio turnover rateJ	5%	4%	4%	4%	5%K

 A For the year ended February 29.

 B For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan 500 Index Fund Fidelity Advantage Institutional Class

Years ended February 28,	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$74.73	$66.11	$53.83	$48.50	$47.74
Income from Investment Operations
Net investment income (loss)C	1.50	1.50	1.24	1.14	.81
Net realized and unrealized gain (loss)	(6.05)	8.64	12.24	5.29	.67
Total from investment operations	(4.55)	10.14	13.48	6.43	1.48
Distributions from net investment income	(1.57)	(1.36)	(1.20)	(1.10)	(.72)
Distributions from net realized gain	(.46)	(.16)	–	–	–
Total distributions	(2.03)	(1.52)	(1.20)	(1.10)	(.72)
Net asset value, end of period	$68.15	$74.73	$66.11	$53.83	$48.50
Total ReturnD,E	(6.19)%	15.50%	25.34%	13.46%	3.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.03%H	.03%H	.03%H	.03%H,I
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.03%H,I
Expenses net of all reductions	.02%	.02%	.02%	.02%	.03%H,I
Net investment income (loss)	2.09%	2.14%	2.05%	2.29%	2.24%I
Supplemental Data
Net assets, end of period (in millions)	$6,722	$6,217	$3,506	$1,912	$716
Portfolio turnover rateJ	5%	4%	4%	4%	5%K

 A For the year ended February 29.

 B For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount represents .025%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional shares, each of which has equal rights as to assets and voting privileges. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$35,247,247
Gross unrealized depreciation	(4,997,478)
Net unrealized appreciation (depreciation) on securities	$30,249,769
Tax Cost	$58,956,814

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$320,307
Undistributed long-term capital gain	$24,321
Net unrealized appreciation (depreciation) on securities and other investments	$30,249,769

The tax character of distributions paid was as follows:

	February 29, 2016	February 28, 2015
Ordinary Income	$1,909,653	$ 1,488,079
Long-term Capital Gains	563,349	181,095
Total	$2,473,002	$ 1,669,174

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments(variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(4,141) and a change in net unrealized appreciation (depreciation) of $(25,833) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,267,401 and $4,329,506, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$5,750
Fidelity Advantage Class	22,424
Institutional Class	6,250
$34,424

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $126 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,337.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2017.

	Expense Limitations	Reimbursement
Investor Class	.095%	$415
Fidelity Advantage Class	.050%	10,178
Institutional Class	.040%	2,601
Fidelity Advantage Institutional Class	.020%	360

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's custody expenses. During the period, these credits reduced the Fund's custody expense by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2016	Year ended February 28, 2015
From net investment income
Investor Class	$160,814	$119,301
Fidelity Advantage Class	1,067,060	823,644
Institutional Class	539,338	455,819
Fidelity Advantage Institutional Class	142,441	89,315
Total	$1,909,653	$1,488,079
From net realized gain
Investor Class	$46,603	$15,371
Fidelity Advantage Class	315,883	100,506
Institutional Class	159,647	53,616
Fidelity Advantage Institutional Class	41,216	11,602
Total	$563,349	$181,095

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015
Investor Class
Shares sold	87,341	52,600	$6,291,602	$3,663,941
Reinvestment of distributions	2,810	1,850	200,977	130,439
Shares redeemed	(76,004)	(43,534)	(5,510,721)	(3,070,864)
Net increase (decrease)	14,147	10,916	$981,858	$723,516
Fidelity Advantage Class
Shares sold	161,112	161,661	$11,549,891	$11,355,801
Reinvestment of distributions	17,921	12,217	1,282,869	860,949
Shares redeemed	(123,084)	(93,565)	(8,857,179)	(6,570,904)
Net increase (decrease)	55,949	80,313	$3,975,581	$5,645,846
Institutional Class
Shares sold	88,397	86,963	$6,327,192	$6,115,540
Reinvestment of distributions	9,762	7,236	698,986	509,435
Shares redeemed	(90,903)	(93,727)	(6,547,204)	(6,564,397)
Net increase (decrease)	7,256	472	$478,974	$60,578
Fidelity Advantage Institutional Class
Shares sold	38,579	39,216	$2,772,299	$2,755,481
Reinvestment of distributions	2,567	1,429	183,657	100,917
Shares redeemed	(25,710)	(10,476)	(1,859,569)	(735,082)
Net increase (decrease)	15,436	30,169	$1,096,387	$2,121,316

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Spartan 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan 500 Index Fund (a fund of Fidelity Concord Street Trust) at February 29, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Spartan 500 Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 15, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Investor Class	.095%
Actual		$1,000.00	$937.40	$.46
Hypothetical-C		$1,000.00	$1,024.39	$.48
Fidelity Advantage Class	.050%
Actual		$1,000.00	$937.90	$.24
Hypothetical-C		$1,000.00	$1,024.61	$.25
Institutional Class	.040%
Actual		$1,000.00	$937.90	$.19
Hypothetical-C		$1,000.00	$1,024.66	$.20
Fidelity Advantage Institutional Class	.020%
Actual		$1,000.00	$938.10	$.10
Hypothetical-C		$1,000.00	$1,024.76	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Spartan 500 Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	04/18/16	04/15/16	$0.35973	$0.02

Fidelity Advantage Institutional Class	04/18/16	04/15/16	$0.36400	$0.02

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2016, $318,061,123, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 100%, 94%, 94%, and 94%; and Fidelity Advantage Institutional Class designates 100%, 94%, 93%, and 94% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Institutional Class designates 100%, 98%, 98%, and 98%; and Fidelity Advantage Institutional Class designates 99%, 97%, 97%, and 97% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

U5I-U5A-ANN-0416
1.925889.104

Spartan® Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class

Spartan® Extended Market Index Fund
Fidelity Advantage® Institutional Class

Spartan® International Index Fund
Institutional Class and Fidelity Advantage® Institutional Class

Annual Report

February 29, 2016

Contents

Spartan® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Spartan® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Spartan® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Spartan® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2016	Past 1 year	Past 5 years	Past 10 years
Institutional Class	(7.92)%	9.55%	6.45%
Fidelity Advantage® Institutional Class	(7.91)%	9.56%	6.46%

 The initial offering of Institutional Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Fidelity Advantage® Class.

 The initial offering of Fidelity Advantage® Institutional Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Fidelity Advantage® Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Institutional Class on February 28, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

See above for additional information regarding the performance of Institutional Class.

Period Ending Values
$18,690	Spartan® Total Market Index Fund - Institutional Class
$18,727	Dow Jones U.S. Total Stock Market Index℠

Spartan® Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index returned -6.19% for the year ending February 29, 2016. Largely range-bound for the first half of the period, U.S. stocks suffereda steep, late-summer decline on concern about an economic slowdown in China. The market recovered in October, lifted by the U.S. Federal Reserve’s decision to delay raising near-term interest rates until mid-December.Investors also drew courage from a rate cut in China and economic stimulus in Europe. But continued oil-price weakness and U.S.-dollar strength, plus fresh worries about China and the Middle East, pushed the S&P 500® to its worst January since 2009, followed by a volatile but ultimately flattish February. Overall, growth-orientedand larger-cap stocks fared better than value and smaller-cap complements. In this environment, the tech-heavy Nasdaq Composite Index® returned -7.07% for the 12 months; the Russell 2000® Index, -14.97%. Few sectors within the broad-market S&P 500® gained ground, with a wide gap separating leaders fromlaggards. Despite increased competition among wireless carriers, telecommunication services (+8%) led the way, followed by the more defensive utilities sector (+6%). Rising wages and low inflation buoyed consumer staples (+4%), less so consumer discretionary (0%). Meanwhile, energy (-24%) foundered amid commodity weakness that also hurt materials (-17%). The financials sector(-12%) struggled as well.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes struggled along with the stock market, posting returns of roughly -8%, nearly in line with the Dow Jones U.S. Total Stock Market Index℠. The biggest individual detractor was consumer electronics and personal computer manufacturer Apple, which struggled, as investors were concerned about a possible decline in iPhone sales. Also in the information technology sector, communications chipmaker Qualcomm performed poorly, due to weaker-than-expected earnings and difficulty obtaining licensing revenue from Chinese customers. Elsewhere, various energy companies – including exploration and production firms Chevron (-18%) and ConocoPhillips (-46%) and pipeline operator Kinder Morgan (-54%) – saw their shares drop along with the price of oil. As a group, energy stocks were by far the weakest performers in the index. In another poor-performing category, financials, Citigroup, Bank of America and Wells Fargo lost ground, as it became clear that interest rates would not rise as quickly as anticipated. In turn, this made for a less profitable lending environment for these and other banks. On the positive side, several technology companies were meaningful contributors, led by software maker Microsoft. Social networking leader Facebook and Internet search giant Alphabet, parent company of Google, also helped performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	3.0
Microsoft Corp.	2.0	1.6
Exxon Mobil Corp.	1.6	1.4
Johnson & Johnson	1.4	1.2
General Electric Co.	1.3	1.1
Berkshire Hathaway, Inc. Class B	1.2	1.1
Facebook, Inc. Class A	1.2	0.9
AT&T, Inc.	1.1	0.9
Procter & Gamble Co.	1.1	0.9
Wells Fargo & Co.	1.0	1.2
	14.5

Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	18.8
Financials	17.5	17.9
Health Care	14.1	14.8
Consumer Discretionary	13.5	13.5
Industrials	10.6	10.5
Consumer Staples	9.3	8.3
Energy	5.8	6.5
Utilities	3.4	3.0
Materials	3.1	3.2
Telecommunication Services	2.5	2.2

Spartan® Total Market Index Fund

Investments February 29, 2016

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	110,253	$1,611,899
Autoliv, Inc. (b)	129,417	13,747,968
BorgWarner, Inc.	311,707	10,186,585
Clean Diesel Technologies, Inc. (a)(b)	42,378	29,076
Cooper Tire & Rubber Co.	72,740	2,858,682
Cooper-Standard Holding, Inc. (a)(b)	27,202	1,992,547
Dana Holding Corp.	208,374	2,592,173
Delphi Automotive PLC	396,399	26,431,885
Dorman Products, Inc. (a)(b)	47,584	2,406,323
Drew Industries, Inc.	37,718	2,270,246
Federal-Mogul Corp. Class A (a)	65,766	477,461
Fox Factory Holding Corp. (a)	28,748	429,208
Fuel Systems Solutions, Inc. (a)	20,668	93,213
Gentex Corp. (b)	415,639	6,051,704
Gentherm, Inc. (a)	48,381	2,017,488
Horizon Global Corp. (a)	22,811	201,421
Johnson Controls, Inc.	926,946	33,796,451
Lear Corp.	103,907	10,530,974
Metaldyne Performance Group, Inc. (b)	30,783	439,581
Modine Manufacturing Co. (a)	62,657	593,988
Motorcar Parts of America, Inc. (a)	25,941	894,965
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)	28,606	20,596
Shiloh Industries, Inc. (a)	7,922	34,381
Spartan Motors, Inc.	44,931	161,302
Standard Motor Products, Inc.	32,576	980,863
Stoneridge, Inc. (a)	33,804	407,000
Strattec Security Corp.	4,334	222,941
Superior Industries International, Inc.	39,790	785,853
Sypris Solutions, Inc. (a)	16,848	14,321
Tenneco, Inc. (a)	83,068	3,781,255
The Goodyear Tire & Rubber Co.	369,580	11,131,750
Tower International, Inc.	25,690	551,307
UQM Technologies, Inc. (a)(b)	38,648	23,382
Visteon Corp.	50,405	3,524,318
		141,293,107
Automobiles - 0.6%
Ford Motor Co.	5,463,350	68,346,509
General Motors Co.	1,990,073	58,587,749
Harley-Davidson, Inc.	281,657	12,159,133
Tesla Motors, Inc. (a)(b)	142,118	27,276,708
Thor Industries, Inc.	80,180	4,440,368
Winnebago Industries, Inc. (b)	39,123	732,774
		171,543,241
Distributors - 0.1%
Core-Mark Holding Co., Inc.	37,639	2,771,360
Educational Development Corp.	2,866	32,500
Fenix Parts, Inc. (b)	13,969	69,566
Genuine Parts Co.	210,267	18,955,570
LKQ Corp. (a)	429,119	11,843,684
Pool Corp.	56,544	4,538,787
VOXX International Corp. (a)	18,073	72,111
Weyco Group, Inc.	5,169	140,700
		38,424,278
Diversified Consumer Services - 0.2%
2U, Inc. (a)(b)	52,685	1,177,510
American Public Education, Inc. (a)	20,589	317,688
Apollo Education Group, Inc. Class A (non-vtg.) (a)	147,069	1,204,495
Ascent Capital Group, Inc. (a)(b)	16,905	234,980
Bridgepoint Education, Inc. (a)	19,443	123,074
Bright Horizons Family Solutions, Inc. (a)	60,651	3,843,454
Cambium Learning Group, Inc. (a)	12,514	55,562
Capella Education Co.	13,812	638,667
Career Education Corp. (a)	92,297	232,588
Carriage Services, Inc.	24,048	495,629
Chegg, Inc. (a)(b)	67,008	287,464
Collectors Universe, Inc.	4,772	76,113
DeVry, Inc. (b)	76,042	1,388,527
Graham Holdings Co.	6,749	3,294,254
Grand Canyon Education, Inc. (a)	72,456	2,824,335
H&R Block, Inc. (b)	339,125	11,150,430
Houghton Mifflin Harcourt Co. (a)	170,821	3,213,143
ITT Educational Services, Inc. (a)	22,063	64,865
K12, Inc. (a)	45,198	442,488
Liberty Tax, Inc. (b)	8,571	145,536
LifeLock, Inc. (a)(b)	121,981	1,345,450
Lincoln Educational Services Corp. (a)	15,671	41,685
National American University Holdings, Inc.	5,378	8,390
Regis Corp. (a)	52,945	758,702
Service Corp. International	271,822	6,393,253
ServiceMaster Global Holdings, Inc. (a)	192,610	7,305,697
Sotheby's Class A (Ltd. vtg.) (b)	86,398	1,965,555
Strayer Education, Inc. (a)	14,558	657,003
Universal Technical Institute, Inc.	29,419	115,028
Weight Watchers International, Inc. (a)(b)	37,785	444,729
		50,246,294
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	314,447	9,879,925
Belmond Ltd. Class A (a)	124,751	1,146,462
Biglari Holdings, Inc. (a)	2,475	912,582
BJ's Restaurants, Inc. (a)	35,904	1,582,648
Bloomin' Brands, Inc.	203,436	3,517,408
Bob Evans Farms, Inc.	27,901	1,197,232
Bojangles', Inc. (a)(b)	24,608	355,832
Boyd Gaming Corp. (a)(b)	116,149	2,011,701
Bravo Brio Restaurant Group, Inc. (a)	12,451	97,242
Brinker International, Inc.	84,914	4,228,717
Buffalo Wild Wings, Inc. (a)(b)	25,209	3,999,408
Caesars Entertainment Corp. (a)(b)	56,403	509,883
Carnival Corp. unit	648,205	31,087,912
Carrols Restaurant Group, Inc. (a)	43,906	582,633
Century Casinos, Inc. (a)	28,742	193,434
Chipotle Mexican Grill, Inc. (a)(b)	43,978	22,391,838
Choice Hotels International, Inc.	53,065	2,750,359
Churchill Downs, Inc.	18,170	2,464,215
Chuy's Holdings, Inc. (a)(b)	19,492	624,524
ClubCorp Holdings, Inc.	87,722	1,164,071
Cosi, Inc. (a)(b)	30,434	19,295
Cracker Barrel Old Country Store, Inc. (b)	37,351	5,529,816
Darden Restaurants, Inc. (b)	157,343	10,051,071
Dave & Buster's Entertainment, Inc. (a)	34,931	1,289,303
Del Frisco's Restaurant Group, Inc. (a)	28,720	443,437
Del Taco Restaurants, Inc. (a)	75,328	815,802
Denny's Corp. (a)	117,334	1,212,060
Diamond Resorts International, Inc. (a)(b)	93,410	2,035,404
DineEquity, Inc. (b)	27,200	2,487,984
Domino's Pizza, Inc.	74,049	9,851,479
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,689
Dover Motorsports, Inc.	9,993	22,284
Dunkin' Brands Group, Inc.	131,377	6,119,541
El Pollo Loco Holdings, Inc. (a)(b)	42,298	546,067
Eldorado Resorts, Inc. (a)	30,709	307,397
Empire Resorts, Inc. (a)(b)	4,022	49,792
Entertainment Gaming Asia, Inc. (a)	2,060	4,099
Extended Stay America, Inc. unit	100,289	1,482,271
Famous Dave's of America, Inc. (a)(b)	7,623	44,366
Fiesta Restaurant Group, Inc. (a)(b)	37,794	1,251,737
Fogo de Chao, Inc.	4,278	68,448
Golden Entertainment, Inc. (a)	1,436	14,863
Good Times Restaurants, Inc. (a)(b)	7,939	33,661
Habit Restaurants, Inc. Class A (a)(b)	13,363	277,683
Hilton Worldwide Holdings, Inc.	747,231	15,527,460
Hyatt Hotels Corp. Class A (a)(b)	40,191	1,854,815
Ignite Restaurant Group, Inc. (a)(b)	4,841	15,733
International Speedway Corp. Class A	39,245	1,353,560
Interval Leisure Group, Inc. (b)	54,818	709,893
Intrawest Resorts Holdings, Inc. (a)(b)	22,150	189,383
Isle of Capri Casinos, Inc. (a)	30,947	351,248
J. Alexanders Holdings, Inc. (a)	20,559	213,402
Jack in the Box, Inc.	48,147	3,310,106
Jamba, Inc. (a)(b)	19,136	253,935
Kona Grill, Inc. (a)(b)	8,466	125,466
Krispy Kreme Doughnuts, Inc. (a)(b)	100,846	1,476,385
La Quinta Holdings, Inc. (a)	115,379	1,253,016
Las Vegas Sands Corp.	518,808	25,048,050
Lindblad Expeditions Holdings (a)	22,275	215,177
Luby's, Inc. (a)	14,614	72,339
Marcus Corp.	26,625	497,355
Marriott International, Inc. Class A (b)	280,107	19,089,292
Marriott Vacations Worldwide Corp.	38,724	2,344,738
McDonald's Corp.	1,294,309	151,680,072
MGM Mirage, Inc. (a)	672,280	12,726,260
Monarch Casino & Resort, Inc. (a)	11,528	231,943
Morgans Hotel Group Co. (a)	27,678	40,963
Nathan's Famous, Inc. (a)(b)	3,561	179,866
Noodles & Co. (a)(b)	28,579	366,669
Norwegian Cruise Line Holdings Ltd. (a)	225,639	11,085,644
Panera Bread Co. Class A (a)	33,222	6,883,598
Papa John's International, Inc. (b)	38,520	2,239,938
Papa Murphy's Holdings, Inc. (a)(b)	22,690	245,733
Penn National Gaming, Inc. (a)	107,531	1,488,229
Pinnacle Entertainment, Inc. (a)	78,730	2,276,084
Planet Fitness, Inc. (a)(b)	15,590	223,405
Popeyes Louisiana Kitchen, Inc. (a)(b)	35,356	1,926,548
Potbelly Corp. (a)	30,614	384,206
Rave Restaurant Group, Inc. (a)(b)	9,079	47,211
RCI Hospitality Holdings, Inc.	5,726	50,561
Red Lion Hotels Corp. (a)	6,989	51,579
Red Robin Gourmet Burgers, Inc. (a)(b)	21,139	1,376,149
Royal Caribbean Cruises Ltd. (b)	241,980	17,996,053
Ruby Tuesday, Inc. (a)(b)	88,086	465,975
Ruth's Hospitality Group, Inc.	42,076	739,275
Scientific Games Corp. Class A (a)(b)	70,193	597,342
SeaWorld Entertainment, Inc.	103,555	1,873,310
Shake Shack, Inc. Class A (b)	8,653	360,224
Six Flags Entertainment Corp.	119,451	6,075,278
Sonic Corp.	74,649	2,192,441
Speedway Motorsports, Inc.	23,497	428,115
Starbucks Corp.	2,094,783	121,937,318
Starwood Hotels & Resorts Worldwide, Inc.	234,365	16,196,965
Texas Roadhouse, Inc. Class A	107,584	4,487,329
The Cheesecake Factory, Inc.	58,805	2,934,370
Town Sports International Holdings, Inc. (a)	13,107	14,680
Vail Resorts, Inc.	54,383	6,928,938
Wendy's Co.	363,065	3,401,919
Wingstop, Inc. (b)	9,647	229,792
Wyndham Worldwide Corp. (b)	161,084	11,733,359
Wynn Resorts Ltd. (b)	115,887	9,558,360
Yum! Brands, Inc.	579,198	41,974,479
Zoe's Kitchen, Inc. (a)(b)	27,188	949,677
		653,138,785
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	12,950	401,191
Beazer Homes U.S.A., Inc. (a)	40,506	296,504
CalAtlantic Group, Inc.	115,129	3,493,014
Cavco Industries, Inc. (a)	12,220	991,531
Century Communities, Inc. (a)	18,579	292,433
Comstock Holding Companies, Inc. (a)	1,496	2,483
CSS Industries, Inc.	16,118	436,314
D.R. Horton, Inc.	449,767	12,017,774
Dixie Group, Inc. (a)(b)	11,105	49,861
Emerson Radio Corp. (a)	23,724	21,826
Ethan Allen Interiors, Inc. (b)	36,464	1,040,318
Flexsteel Industries, Inc.	9,186	375,064
Garmin Ltd. (b)	171,103	6,931,383
GoPro, Inc. Class A (a)(b)	103,866	1,233,928
Green Brick Partners, Inc. (a)(b)	37,398	228,502
Harman International Industries, Inc.	106,630	8,176,388
Helen of Troy Ltd. (a)(b)	38,566	3,677,654
Hooker Furniture Corp.	13,495	430,760
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	267,516
Installed Building Products, Inc. (a)	20,583	459,824
iRobot Corp. (a)(b)	45,351	1,421,300
Jarden Corp. (a)	294,274	15,561,209
KB Home (b)	112,206	1,368,913
Koss Corp. (a)	2,669	5,738
La-Z-Boy, Inc.	79,546	1,936,945
Leggett& Platt, Inc.	188,164	8,403,404
Lennar Corp. Class A (b)	282,096	11,831,106
LGI Homes, Inc. (a)(b)	15,810	375,329
Libbey, Inc.	30,735	511,123
Lifetime Brands, Inc.	10,885	130,185
M.D.C. Holdings, Inc.	56,801	1,255,870
M/I Homes, Inc. (a)(b)	33,201	583,342
Meritage Homes Corp. (a)(b)	46,552	1,511,543
Mohawk Industries, Inc. (a)	87,734	15,768,432
NACCO Industries, Inc. Class A	6,219	307,281
New Home Co. LLC (a)(b)	11,951	120,108
Newell Rubbermaid, Inc. (b)	383,075	14,560,681
NVR, Inc. (a)	5,363	8,779,231
PulteGroup, Inc.	446,640	7,677,742
Skullcandy, Inc. (a)	12,653	44,792
Skyline Corp. (a)	21,741	87,616
Stanley Furniture Co., Inc. (a)	5,699	14,475
Taylor Morrison Home Corp. (a)(b)	40,708	566,248
Tempur Sealy International, Inc. (a)(b)	91,766	5,292,145
Toll Brothers, Inc. (a)	226,510	6,217,700
TopBuild Corp. (a)	49,387	1,332,461
TRI Pointe Homes, Inc. (a)(b)	234,174	2,414,334
Tupperware Brands Corp.	71,204	3,557,352
Turtle Beach Corp. (a)(b)	6,672	6,739
UCP, Inc. (a)	9,479	57,727
Universal Electronics, Inc. (a)	22,307	1,185,394
Vuzix Corp. (a)(b)	16,394	93,118
WCI Communities, Inc. (a)	24,951	430,405
Whirlpool Corp.	108,257	16,814,477
William Lyon Homes, Inc. (a)(b)	35,265	418,243
Zagg, Inc. (a)(b)	38,365	399,763
		171,866,739
Internet & Catalog Retail - 1.7%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	246,562
Amazon.com, Inc. (a)	544,055	300,601,269
Blue Nile, Inc.	17,894	466,318
Etsy, Inc. (b)	36,404	289,048
EVINE Live, Inc. (a)	71,405	36,352
Expedia, Inc.	166,017	17,284,030
FTD Companies, Inc. (a)(b)	25,393	590,387
Gaiam, Inc. Class A (a)	12,609	71,493
Groupon, Inc. Class A (a)(b)	645,768	3,086,771
HSN, Inc.	48,658	2,583,253
Lands' End, Inc. (a)(b)	26,352	634,029
Liberty Interactive Corp.:
(Venture Group) Series A (a)	213,209	7,822,638
QVC Group Series A (a)	678,792	17,227,741
Liberty TripAdvisor Holdings, Inc. (a)	92,302	1,882,038
Netflix, Inc. (a)(b)	604,711	56,486,055
NutriSystem, Inc.	38,425	781,949
Overstock.com, Inc. (a)	16,325	238,345
PetMed Express, Inc. (b)	32,292	532,818
Priceline Group, Inc. (a)	70,268	88,903,776
Shutterfly, Inc. (a)(b)	48,378	2,149,918
TripAdvisor, Inc. (a)(b)	160,329	10,036,595
U.S. Auto Parts Network, Inc. (a)	5,048	13,882
Wayfair LLC Class A (a)(b)	39,043	1,521,506
		513,486,773
Leisure Products - 0.2%
Arctic Cat, Inc.	18,718	327,191
Black Diamond, Inc. (a)(b)	32,583	140,107
Brunswick Corp.	137,381	5,844,188
Callaway Golf Co.	134,839	1,198,719
Escalade, Inc.	7,022	88,477
Hasbro, Inc.	156,173	11,848,846
JAKKS Pacific, Inc. (a)(b)	19,661	142,346
Johnson Outdoors, Inc. Class A	3,505	76,865
Leapfrog Enterprises, Inc. Class A (a)	85,630	83,061
Malibu Boats, Inc. Class A (a)	18,719	289,209
Marine Products Corp.	11,741	86,296
Mattel, Inc.	487,004	15,837,370
MCBC Holdings, Inc. (a)	4,800	63,744
Nautilus, Inc. (a)	41,820	706,340
Polaris Industries, Inc.	84,256	7,406,945
Smith & Wesson Holding Corp. (a)	80,794	2,048,936
Sturm, Ruger & Co., Inc.	28,534	2,006,226
Summer Infant, Inc. (a)	32,605	63,254
Vista Outdoor, Inc. (a)	87,436	4,310,595
		52,568,715
Media - 3.2%
A.H. Belo Corp. Class A	22,177	132,618
AMC Entertainment Holdings, Inc. Class A	30,240	726,667
AMC Networks, Inc. Class A (a)	82,576	5,412,031
Ballantyne of Omaha, Inc. (a)	17,964	73,293
Cable One, Inc.	6,260	2,682,848
Cablevision Systems Corp. - NY Group Class A	311,061	10,118,814
Carmike Cinemas, Inc. (a)	37,234	816,914
CBS Corp. Class B	618,689	29,932,174
Central European Media Enterprises Ltd. Class A (a)(b)	87,763	215,897
Charter Communications, Inc. Class A (a)(b)	107,082	19,227,644
Cinedigm Corp. (a)(b)	56,149	14,627
Cinemark Holdings, Inc.	164,899	5,458,157
Clear Channel Outdoor Holding, Inc. Class A	57,659	208,149
Comcast Corp. Class A	3,455,965	199,512,859
Crown Media Holdings, Inc. Class A (a)	54,807	240,603
Cumulus Media, Inc. Class A (a)(b)	143,016	35,754
Discovery Communications, Inc.:
Class A (a)(b)	247,368	6,184,200
Class C (non-vtg.) (a)	327,382	8,069,966
DISH Network Corp. Class A (a)	322,580	15,203,195
DreamWorks Animation SKG, Inc. Class A (a)	95,520	2,451,043
E.W. Scripps Co. Class A (b)	84,251	1,454,172
Emmis Communications Corp. Class A (a)	7,973	4,226
Entercom Communications Corp. Class A (a)(b)	25,850	295,466
Entravision Communication Corp. Class A	84,255	650,449
Gannett Co., Inc.	167,355	2,553,837
Global Eagle Entertainment, Inc. (a)(b)	63,441	570,335
Gray Television, Inc. (a)	96,772	1,116,749
Harte-Hanks, Inc.	45,482	140,539
Hemisphere Media Group, Inc. (a)(b)	10,964	151,742
Insignia Systems, Inc. (a)	5,038	13,099
Interpublic Group of Companies, Inc.	543,898	11,633,978
John Wiley & Sons, Inc. Class A	79,959	3,480,615
Journal Media Group, Inc.	21,889	263,106
Lee Enterprises, Inc. (a)	58,988	78,454
Liberty Broadband Corp.:
Class A (a)	33,151	1,667,164
Class C (a)	99,103	4,991,818
Liberty Global PLC:
Class A (a)(b)	345,647	12,733,635
Class C (a)	879,281	31,618,945
LiLAC Class A (a)	16,713	567,406
LiLAC Class C (a)(b)	47,583	1,745,820
Liberty Media Corp.:
Class A (a)	142,736	5,084,256
Class C (a)	317,834	11,092,407
Lions Gate Entertainment Corp.	133,966	2,826,683
Live Nation Entertainment, Inc. (a)	201,074	4,421,617
Loral Space & Communications Ltd. (a)	17,760	569,386
Media General, Inc. (a)(b)	134,814	2,240,609
Meredith Corp.	55,681	2,421,567
MSG Network, Inc. Class A (a)	76,074	1,249,135
National CineMedia, Inc.	85,967	1,285,207
New Media Investment Group, Inc.	54,682	854,680
News Corp.:
Class A	686,011	7,422,639
Class B	50,000	570,500
Nexstar Broadcasting Group, Inc. Class A	42,990	1,920,793
Omnicom Group, Inc.	336,353	26,171,627
Radio One, Inc. Class D (non-vtg.) (a)(b)	32,336	43,654
ReachLocal, Inc. (a)(b)	5,194	9,921
Reading International, Inc. Class A (a)	17,900	180,074
Regal Entertainment Group Class A (b)	109,971	2,165,329
RLJ Entertainment, Inc. (a)	17,180	8,762
Saga Communications, Inc. Class A	3,882	145,691
Salem Communications Corp. Class A	1,732	8,331
Scholastic Corp.	44,904	1,572,987
Scripps Networks Interactive, Inc. Class A	128,495	7,612,044
Sinclair Broadcast Group, Inc. Class A	88,523	2,732,705
Sirius XM Holdings, Inc. (a)(b)	3,124,954	11,624,829
Sizmek, Inc. (a)	26,444	86,207
Spanish Broadcasting System, Inc. Class A (a)	698	2,269
Starz Series A (a)(b)	128,013	3,224,647
Tegna, Inc.	316,572	7,800,334
The Madison Square Garden Co. (a)	30,403	4,712,465
The McClatchy Co. Class A (a)(b)	60,729	64,980
The New York Times Co. Class A (b)	193,567	2,433,137
The Walt Disney Co.	2,152,334	205,590,944
Time Warner Cable, Inc.	398,481	76,054,084
Time Warner, Inc.	1,131,852	74,928,602
Time, Inc.	144,432	2,036,491
Townsquare Media, Inc. (a)	1,285	12,529
Tribune Media Co. Class A	139,096	4,993,546
Tribune Publishing Co.	24,064	201,897
Twenty-First Century Fox, Inc.:
Class A	1,669,581	45,112,079
Class B	581,751	15,800,357
Viacom, Inc. Class B (non-vtg.)	508,252	18,729,086
World Wrestling Entertainment, Inc. Class A (b)	44,310	740,863
		939,208,958
Multiline Retail - 0.6%
Big Lots, Inc. (b)	72,215	2,921,097
Dillard's, Inc. Class A (b)	32,687	2,735,575
Dollar General Corp.	408,015	30,295,114
Dollar Tree, Inc. (a)	330,936	26,557,614
Fred's, Inc. Class A	47,418	677,603
Gordmans Stores, Inc. (a)(b)	10,233	24,150
JC Penney Corp., Inc. (a)(b)	439,535	4,483,257
Kohl's Corp. (b)	269,067	12,557,357
Macy's, Inc.	450,921	19,484,296
Nordstrom, Inc. (b)	187,081	9,600,997
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	25,686	518,857
Sears Holdings Corp. (a)(b)	72,471	1,266,068
Target Corp.	868,532	68,136,335
The Bon-Ton Stores, Inc. (b)	19,775	37,573
Tuesday Morning Corp. (a)(b)	61,992	417,206
		179,713,099
Specialty Retail - 2.6%
Aarons, Inc. Class A	98,760	2,270,492
Abercrombie & Fitch Co. Class A	93,188	2,707,111
Advance Auto Parts, Inc.	102,932	15,279,226
Aeropostale, Inc. (a)(b)	110,952	22,745
America's Car Mart, Inc. (a)(b)	10,422	262,009
American Eagle Outfitters, Inc. (b)	259,564	3,960,947
Asbury Automotive Group, Inc. (a)	40,476	2,363,798
Ascena Retail Group, Inc. (a)(b)	233,731	1,975,027
AutoNation, Inc. (a)(b)	105,216	5,415,468
AutoZone, Inc. (a)(b)	42,836	33,179,481
Barnes & Noble Education, Inc. (a)	60,796	649,301
Barnes & Noble, Inc. (b)	82,041	795,798
bebe stores, Inc. (b)	66,951	30,804
Bed Bath & Beyond, Inc. (a)	241,299	11,570,287
Best Buy Co., Inc. (b)	416,544	13,491,860
Big 5 Sporting Goods Corp.	23,104	316,525
Boot Barn Holdings, Inc. (a)(b)	15,310	155,550
Build-A-Bear Workshop, Inc. (a)	15,205	217,127
Burlington Stores, Inc. (a)	108,131	6,061,824
Cabela's, Inc. Class A (a)(b)	66,953	3,212,405
Caleres, Inc.	68,568	1,943,217
CarMax, Inc. (a)(b)	288,976	13,368,030
Chico's FAS, Inc.	193,672	2,471,255
Christopher & Banks Corp. (a)(b)	57,707	81,367
Citi Trends, Inc.	19,731	364,826
Conn's, Inc. (a)(b)	39,904	677,171
CST Brands, Inc.	101,651	3,297,558
Destination Maternity Corp.	22,235	179,659
Destination XL Group, Inc. (a)(b)	51,406	228,757
Dick's Sporting Goods, Inc.	126,777	5,384,219
DSW, Inc. Class A	102,377	2,682,277
Express, Inc. (a)	106,219	1,830,153
Finish Line, Inc. Class A	58,534	1,066,489
Five Below, Inc. (a)(b)	73,748	2,828,236
Foot Locker, Inc. (b)	196,550	12,284,375
Francesca's Holdings Corp. (a)	57,702	1,043,252
GameStop Corp. Class A (b)	148,697	4,582,842
Gap, Inc. (b)	325,018	8,986,748
Genesco, Inc. (a)	32,141	2,120,663
GNC Holdings, Inc.	120,441	3,430,160
Group 1 Automotive, Inc.	30,918	1,723,988
Guess?, Inc. (b)	92,962	1,984,739
Haverty Furniture Companies, Inc.	26,172	508,784
hhgregg, Inc. (a)(b)	15,184	26,268
Hibbett Sports, Inc. (a)(b)	34,547	1,226,419
Home Depot, Inc.	1,794,856	222,777,527
Kirkland's, Inc.	21,240	303,520
L Brands, Inc.	361,595	30,659,640
Lithia Motors, Inc. Class A (sub. vtg.)	30,888	2,863,935
Lowe's Companies, Inc.	1,296,501	87,552,713
Lumber Liquidators Holdings, Inc. (a)(b)	34,626	392,313
MarineMax, Inc. (a)	36,815	653,098
Mattress Firm Holding Corp. (a)(b)	25,874	1,165,106
Michaels Companies, Inc. (a)	120,574	2,809,374
Monro Muffler Brake, Inc. (b)	48,486	3,314,988
Murphy U.S.A., Inc. (a)	55,943	3,563,010
New York & Co., Inc. (a)	34,393	68,786
O'Reilly Automotive, Inc. (a)(b)	143,531	37,363,990
Office Depot, Inc. (a)	731,144	3,714,212
Outerwall, Inc. (b)	30,388	947,802
Pacific Sunwear of California, Inc. (a)(b)	60,120	11,603
Party City Holdco, Inc. (b)	32,051	316,984
Penske Automotive Group, Inc.	59,093	2,228,988
Perfumania Holdings, Inc. (a)	876	2,251
Pier 1 Imports, Inc.	118,802	586,882
Rent-A-Center, Inc. (b)	68,968	880,721
Restoration Hardware Holdings, Inc. (a)(b)	53,020	2,014,230
Ross Stores, Inc.	575,127	31,620,482
Sally Beauty Holdings, Inc. (a)	219,034	6,917,094
Sears Hometown & Outlet Stores, Inc. (a)	10,000	67,700
Select Comfort Corp. (a)	68,724	1,230,160
Shoe Carnival, Inc.	21,330	502,748
Signet Jewelers Ltd.	110,816	12,012,454
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	773,583
Sportsman's Warehouse Holdings, Inc. (a)	33,271	431,525
Stage Stores, Inc.	38,699	325,072
Staples, Inc.	928,965	8,778,719
Stein Mart, Inc.	33,638	249,258
Systemax, Inc. (a)	10,113	89,096
Tailored Brands, Inc.	69,976	1,080,429
The Buckle, Inc.	40,527	1,288,759
The Cato Corp. Class A (sub. vtg.)	36,544	1,322,893
The Children's Place Retail Stores, Inc.	27,695	1,887,137
The Container Store Group, Inc. (a)(b)	22,029	119,177
Tiffany & Co., Inc. (b)	153,074	9,946,749
Tile Shop Holdings, Inc. (a)	33,873	427,477
Tilly's, Inc. (a)	14,113	101,472
TJX Companies, Inc.	945,367	70,051,695
Tractor Supply Co.	191,323	16,180,186
Trans World Entertainment Corp. (a)	2,977	10,568
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	90,178	14,896,504
Urban Outfitters, Inc. (a)(b)	126,843	3,360,071
Vitamin Shoppe, Inc. (a)(b)	37,155	1,025,106
West Marine, Inc. (a)	16,394	134,103
Williams-Sonoma, Inc.	125,525	6,541,108
Winmark Corp.	1,991	192,928
Zumiez, Inc. (a)(b)	31,066	641,824
		774,656,987
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	76,972	7,822,664
Cherokee, Inc. (a)(b)	20,319	345,829
Coach, Inc.	392,667	15,290,453
Columbia Sportswear Co.	42,368	2,521,743
Crocs, Inc. (a)(b)	99,425	973,371
Culp, Inc.	12,256	312,283
Deckers Outdoor Corp. (a)	43,271	2,447,408
Delta Apparel, Inc. (a)	1,905	32,156
Fossil Group, Inc. (a)(b)	55,600	2,608,196
G-III Apparel Group Ltd. (a)(b)	55,777	2,942,237
Hanesbrands, Inc.	555,398	15,823,289
Iconix Brand Group, Inc. (a)(b)	61,164	532,127
Joe's Jeans, Inc. (a)	1,083	4,874
Kate Spade & Co. (a)(b)	171,315	3,395,463
Lakeland Industries, Inc. (a)(b)	6,813	81,211
lululemon athletica, Inc. (a)(b)	157,883	9,904,001
Michael Kors Holdings Ltd. (a)	267,639	15,161,749
Movado Group, Inc. (b)	22,005	642,766
NIKE, Inc. Class B	1,905,864	117,382,164
Oxford Industries, Inc.	19,698	1,430,666
Perry Ellis International, Inc. (a)	15,961	294,800
PVH Corp.	121,699	9,632,476
Ralph Lauren Corp.	81,118	7,362,270
Rocky Brands, Inc.	8,326	95,832
Sequential Brands Group, Inc. (a)(b)	63,961	445,808
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	179,562	5,911,181
Steven Madden Ltd. (a)(b)	86,611	3,048,707
Superior Uniform Group, Inc.	11,974	212,539
Tumi Holdings, Inc. (a)(b)	75,723	1,495,529
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	253,224	21,192,317
Unifi, Inc. (a)	18,843	422,272
Vera Bradley, Inc. (a)	29,957	498,185
VF Corp.	484,021	31,514,607
Vince Holding Corp. (a)	20,302	131,151
Wolverine World Wide, Inc.	136,279	2,579,761
		284,492,085

TOTAL CONSUMER DISCRETIONARY		3,970,639,061

CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Boston Beer Co., Inc. Class A (a)(b)	13,052	2,455,212
Brown-Forman Corp.:
Class A	20,000	2,131,800
Class B (non-vtg.)	171,789	16,916,063
Castle Brands, Inc. (a)(b)	38,689	32,081
Coca-Cola Bottling Co. Consolidated	6,914	1,208,014
Coca-Cola Enterprises, Inc.	288,966	14,017,741
Constellation Brands, Inc. Class A (sub. vtg.)	246,097	34,805,499
Craft Brew Alliance, Inc. (a)	6,981	57,733
Dr. Pepper Snapple Group, Inc.	261,698	23,953,218
MGP Ingredients, Inc.	19,078	446,234
Molson Coors Brewing Co. Class B	255,774	21,809,849
Monster Beverage Corp.	212,560	26,676,280
National Beverage Corp. (a)	17,250	655,845
PepsiCo, Inc.	2,062,149	201,719,415
Primo Water Corp. (a)	16,948	157,786
REED'S, Inc. (a)	1,830	9,242
The Coca-Cola Co.	5,532,614	238,621,642
		585,673,654
Food & Staples Retailing - 2.1%
Andersons, Inc.	36,988	993,128
Casey's General Stores, Inc.	56,112	5,923,744
Chefs' Warehouse Holdings (a)(b)	22,894	432,010
Costco Wholesale Corp.	617,514	92,645,625
CVS Health Corp.	1,564,838	152,055,308
Fairway Group Holdings Corp. (a)(b)	15,014	4,519
Fresh Market, Inc. (a)(b)	59,148	1,364,544
Ingles Markets, Inc. Class A	19,385	653,856
Kroger Co.	1,374,257	54,846,597
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	243,090
Performance Food Group Co.	62,824	1,553,638
PriceSmart, Inc.	26,710	2,063,615
Rite Aid Corp. (a)	1,464,258	11,640,851
Smart & Final Stores, Inc. (a)	46,551	756,454
SpartanNash Co.	50,930	1,398,029
Sprouts Farmers Market LLC (a)(b)	208,239	5,930,647
SUPERVALU, Inc. (a)	422,858	2,160,804
Sysco Corp.	753,753	33,263,120
United Natural Foods, Inc. (a)(b)	66,521	2,052,838
Village Super Market, Inc. Class A	6,879	182,362
Wal-Mart Stores, Inc.	2,221,306	147,361,440
Walgreens Boots Alliance, Inc.	1,234,287	97,434,616
Weis Markets, Inc.	21,073	877,269
Whole Foods Market, Inc. (b)	483,264	15,130,996
		630,969,100
Food Products - 1.8%
Alico, Inc.	4,002	95,808
Amplify Snack Brands, Inc. (b)	21,604	222,305
Archer Daniels Midland Co.	853,201	29,827,907
B&G Foods, Inc. Class A (b)	77,184	2,669,795
Blue Buffalo Pet Products, Inc. (a)(b)	81,644	1,494,085
Bunge Ltd.	200,541	9,970,899
Cal-Maine Foods, Inc. (b)	44,003	2,348,880
Calavo Growers, Inc. (b)	20,904	1,119,618
Campbell Soup Co. (b)	248,162	15,324,004
Coffee Holding Co., Inc. (a)	3,401	11,121
ConAgra Foods, Inc.	608,325	25,586,150
Darling International, Inc. (a)	262,702	2,366,945
Dean Foods Co. (b)	129,419	2,496,493
Diamond Foods, Inc. (a)	36,720	1,389,861
Farmer Brothers Co. (a)(b)	9,145	241,062
Flowers Foods, Inc.	267,320	4,579,192
Fresh Del Monte Produce, Inc.	55,694	2,233,886
Freshpet, Inc. (a)(b)	24,280	161,462
General Mills, Inc.	841,967	49,549,758
Hormel Foods Corp. (b)	379,833	16,146,701
Ingredion, Inc.	106,403	10,770,112
Inventure Foods, Inc. (a)	20,016	122,498
J&J Snack Foods Corp.	19,285	2,136,585
John B. Sanfilippo & Son, Inc.	10,819	753,002
Kellogg Co.	369,375	27,341,138
Keurig Green Mountain, Inc.	164,488	15,123,027
Lancaster Colony Corp.	29,148	2,966,392
Landec Corp. (a)	30,155	304,264
Lifeway Foods, Inc. (a)	1,962	22,151
Limoneira Co. (b)	13,723	191,573
McCormick & Co., Inc. (non-vtg.) (b)	167,367	15,608,646
Mead Johnson Nutrition Co. Class A	262,707	19,377,268
Mondelez International, Inc.	2,247,265	91,081,650
Omega Protein Corp. (a)	32,056	761,330
Pilgrim's Pride Corp. (b)	94,260	2,304,657
Pinnacle Foods, Inc.	149,733	6,466,968
Post Holdings, Inc. (a)	91,007	6,321,346
Sanderson Farms, Inc. (b)	25,904	2,363,999
Seaboard Corp. (a)	405	1,184,625
Seneca Foods Corp. Class A (a)	7,029	233,785
Snyders-Lance, Inc. (b)	99,658	2,328,952
The Hain Celestial Group, Inc. (a)(b)	150,414	5,560,806
The Hershey Co.	204,968	18,629,542
The J.M. Smucker Co.	167,379	21,352,539
The Kraft Heinz Co.	844,110	65,013,352
Tootsie Roll Industries, Inc. (b)	37,180	1,238,838
TreeHouse Foods, Inc. (a)(b)	76,236	6,435,843
Tyson Foods, Inc. Class A	415,713	26,917,417
WhiteWave Foods Co. (a)	252,591	9,780,324
		530,528,561
Household Products - 1.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)	71,078	961,685
Church & Dwight Co., Inc.	189,254	17,176,693
Clorox Co.	182,744	23,102,496
Colgate-Palmolive Co.	1,266,046	83,103,259
Energizer Holdings, Inc.	88,029	3,427,849
HRG Group, Inc. (a)	170,026	1,979,103
Kimberly-Clark Corp.	515,915	67,223,725
Oil-Dri Corp. of America	2,105	77,548
Orchids Paper Products Co. (b)	9,720	267,494
Procter & Gamble Co.	3,855,304	309,542,358
Spectrum Brands Holdings, Inc. (b)	41,932	4,015,828
WD-40 Co.	22,073	2,383,884
		513,261,922
Personal Products - 0.2%
Avon Products, Inc.	621,958	2,369,660
Coty, Inc. Class A (b)	113,859	3,242,704
Cyanotech Corp. (a)	2,300	9,890
DS Healthcare Group, Inc. (a)	14,476	20,845
Edgewell Personal Care Co. (a)	82,856	6,334,341
Elizabeth Arden, Inc. (a)(b)	31,918	197,892
Estee Lauder Companies, Inc. Class A	315,807	28,842,653
Herbalife Ltd. (a)(b)	93,550	5,121,863
Inter Parfums, Inc.	25,837	653,934
LifeVantage Corp. (a)(b)	12,829	128,162
Mannatech, Inc. (a)	599	10,860
MediFast, Inc.	14,005	425,052
Natural Health Trends Corp. (b)	11,452	356,959
Nature's Sunshine Products, Inc.	6,985	58,534
Nu Skin Enterprises, Inc. Class A (b)	81,268	2,477,861
Nutraceutical International Corp. (a)	7,518	184,492
Revlon, Inc. (a)	25,388	888,580
Synutra International, Inc. (a)(b)	26,200	133,358
The Female Health Co. (a)(b)	11,731	22,641
USANA Health Sciences, Inc. (a)(b)	10,174	1,146,813
		52,627,094
Tobacco - 1.5%
22nd Century Group, Inc. (a)(b)	13,751	13,201
Alliance One International, Inc. (a)	8,945	93,296
Altria Group, Inc.	2,776,174	170,929,033
Philip Morris International, Inc.	2,192,484	199,581,819
Reynolds American, Inc.	1,174,303	59,220,100
Universal Corp. (b)	35,243	1,920,039
Vector Group Ltd.	149,599	3,475,185
		435,232,673

TOTAL CONSUMER STAPLES		2,748,293,004

ENERGY - 5.8%
Energy Equipment & Services - 1.0%
Archrock, Inc. (a)	90,110	359,539
Aspen Aerogels, Inc. (a)	9,858	35,982
Atwood Oceanics, Inc. (b)	79,282	545,460
Baker Hughes, Inc.	617,833	26,486,501
Basic Energy Services, Inc. (a)(b)	48,473	84,828
Bristow Group, Inc.	47,191	717,775
C&J Energy Services Ltd. (a)(b)	59,040	60,811
Cameron International Corp. (a)	268,743	17,618,791
Carbo Ceramics, Inc. (b)	26,245	524,638
Core Laboratories NV (b)	61,124	6,414,353
Dawson Geophysical Co. (a)	19,081	65,066
Diamond Offshore Drilling, Inc. (b)	88,657	1,774,027
Dril-Quip, Inc. (a)	54,128	2,936,444
ENGlobal Corp. (a)	5,637	4,624
Ensco PLC Class A (b)	322,529	2,796,326
Era Group, Inc. (a)(b)	30,759	283,598
Exterran Corp. (a)	59,232	807,924
Fairmount Santrol Holidings, Inc. (a)(b)	86,660	171,587
FMC Technologies, Inc. (a)	321,085	7,876,215
Forbes Energy Services Ltd. (a)	500	147
Forum Energy Technologies, Inc. (a)(b)	82,786	973,563
Frank's International NV (b)	66,668	926,019
Geospace Technologies Corp. (a)(b)	25,924	289,571
GreenHunter Energy, Inc. (a)	12,193	1,128
Gulf Island Fabrication, Inc.	17,861	159,142
Gulfmark Offshore, Inc. Class A (a)(b)	30,820	110,644
Halliburton Co.	1,203,159	38,837,973
Helix Energy Solutions Group, Inc. (a)	125,576	489,746
Helmerich & Payne, Inc. (b)	160,774	8,516,199
Hornbeck Offshore Services, Inc. (a)(b)	41,835	359,363
Independence Contract Drilling, Inc. (a)(b)	5,209	20,055
ION Geophysical Corp. (a)	10,360	32,116
Key Energy Services, Inc. (a)(b)	163,573	37,458
Matrix Service Co. (a)	47,813	879,281
McDermott International, Inc. (a)(b)	337,356	1,113,275
Mitcham Industries, Inc. (a)(b)	23,287	76,614
Nabors Industries Ltd.	435,341	3,117,042
National Oilwell Varco, Inc. (b)	528,206	15,460,590
Natural Gas Services Group, Inc. (a)	21,602	390,132
Newpark Resources, Inc. (a)	122,453	456,750
Noble Corp. (b)	354,375	2,951,944
Oceaneering International, Inc.	135,665	3,747,067
Oil States International, Inc. (a)	62,779	1,639,160
Parker Drilling Co. (a)	180,331	281,316
Patterson-UTI Energy, Inc.	212,278	3,298,800
PHI, Inc. (non-vtg.) (a)	18,377	335,196
Pioneer Energy Services Corp. (a)	82,168	112,570
Profire Energy, Inc. (a)	14,213	11,177
RigNet, Inc. (a)(b)	15,376	202,963
Rowan Companies PLC (b)	172,571	2,298,646
RPC, Inc. (b)	78,821	1,069,601
Schlumberger Ltd.	1,785,480	128,054,626
SEACOR Holdings, Inc. (a)(b)	30,397	1,470,911
Seventy Seven Energy, Inc. (a)(b)	63,215	30,343
Superior Energy Services, Inc.	194,953	2,004,117
Synthesis Energy Systems, Inc. (a)(b)	138,081	127,725
Tesco Corp.	53,676	388,614
TETRA Technologies, Inc. (a)	113,155	570,301
Tidewater, Inc. (b)	61,246	352,165
Transocean Ltd. (United States) (b)	471,136	4,075,326
U.S. Silica Holdings, Inc. (b)	67,342	1,292,293
Unit Corp. (a)(b)	64,642	346,481
Weatherford International Ltd. (a)	1,081,334	6,920,538
Willbros Group, Inc. (a)	69,552	91,113
		303,484,290
Oil, Gas & Consumable Fuels - 4.8%
Abraxas Petroleum Corp. (a)(b)	126,005	113,405
Adams Resources & Energy, Inc.	2,090	68,385
Aemetis, Inc. (a)	10,055	18,401
Alon U.S.A. Energy, Inc. (b)	48,399	477,214
Amyris, Inc. (a)(b)	58,883	88,913
Anadarko Petroleum Corp.	717,297	27,221,421
Antero Resources Corp. (a)(b)	139,550	3,188,718
Apache Corp. (b)	533,388	20,418,093
Approach Resources, Inc. (a)(b)	44,511	33,557
Ardmore Shipping Corp.	32,573	261,887
Barnwell Industries, Inc. (a)	2,847	3,758
Bill Barrett Corp. (a)(b)	57,665	164,922
Bonanza Creek Energy, Inc. (a)(b)	47,310	87,997
Cabot Oil & Gas Corp. (b)	581,264	11,700,844
California Resources Corp. (b)	563,327	316,646
Callon Petroleum Co. (a)	103,916	662,984
Carrizo Oil & Gas, Inc. (a)(b)	113,343	2,436,875
Cheniere Energy, Inc. (a)	335,349	11,988,727
Chesapeake Energy Corp. (b)	711,819	1,857,848
Chevron Corp.	2,666,358	222,480,912
Cimarex Energy Co.	135,188	11,359,848
Clayton Williams Energy, Inc. (a)(b)	7,754	113,441
Clean Energy Fuels Corp. (a)(b)	142,581	410,633
Cloud Peak Energy, Inc. (a)(b)	86,697	147,385
Cobalt International Energy, Inc. (a)	514,040	1,367,346
Columbia Pipeline Group, Inc.	629,243	11,420,760
Comstock Resources, Inc. (a)(b)	50,200	40,662
Concho Resources, Inc. (a)	180,589	16,296,351
ConocoPhillips Co.	1,744,525	59,017,281
CONSOL Energy, Inc. (b)	323,988	2,796,016
Contango Oil & Gas Co. (a)	29,433	177,481
Continental Resources, Inc. (a)(b)	114,814	2,661,389
CVR Energy, Inc.	23,933	566,015
Dakota Plains Holdings, Inc. (a)	40,463	6,676
Delek U.S. Holdings, Inc.	76,562	1,211,211
Denbury Resources, Inc. (b)	468,655	599,878
Devon Energy Corp.	723,162	14,231,828
Diamondback Energy, Inc.	98,380	7,009,575
Eclipse Resources Corp. (a)(b)	76,688	72,754
Emerald Oil, Inc. (a)(b)	3,637	2,909
Energen Corp. (b)	134,058	3,549,856
Energy XXI (Bermuda) Ltd. (b)	106,493	39,637
EOG Resources, Inc.	772,738	50,027,058
EP Energy Corp. (a)(b)	48,938	84,173
EQT Corp.	219,281	12,222,723
Evolution Petroleum Corp.	29,931	129,302
EXCO Resources, Inc. (a)(b)	234,793	246,533
Exxon Mobil Corp.	5,898,120	472,734,318
Gastar Exploration, Inc. (a)(b)	74,542	51,434
Gener8 Maritime, Inc. (a)(b)	28,403	176,383
Gevo, Inc. (a)(b)	21,621	8,220
Green Plains, Inc.	43,197	587,479
Gulfport Energy Corp. (a)	152,147	3,651,528
Halcon Resources Corp. (a)(b)	128,274	74,502
Hallador Energy Co.	19,418	93,789
Harvest Natural Resources, Inc. (a)(b)	51,649	27,410
Hess Corp. (b)	368,875	16,082,950
HollyFrontier Corp.	258,598	8,745,784
Houston American Energy Corp. (a)	36,485	6,297
Isramco, Inc. (a)(b)	123	10,025
Jones Energy, Inc. (a)	48,096	72,144
Kinder Morgan, Inc.	2,586,689	46,793,204
Kosmos Energy Ltd. (a)(b)	234,975	1,146,678
Laredo Petroleum, Inc. (a)(b)	170,381	870,647
Lilis Energy, Inc. (a)	8,026	1,276
Lucas Energy, Inc. (a)(b)	376	1,132
Magellan Petroleum Corp. (a)	4,486	4,441
Magnum Hunter Resources Corp. warrants 4/16/16 (a)(b)	15,652	0
Marathon Oil Corp. (b)	969,079	7,956,139
Marathon Petroleum Corp.	752,012	25,756,411
Matador Resources Co. (a)(b)	100,803	1,626,960
Memorial Resource Development Corp. (a)	126,866	1,226,794
Murphy Oil Corp.	219,468	3,770,460
Newfield Exploration Co. (a)	230,098	6,265,569
Noble Energy, Inc.	597,615	17,629,643
Northern Oil & Gas, Inc. (a)(b)	93,777	313,215
Oasis Petroleum, Inc. (a)(b)	247,381	1,333,384
Occidental Petroleum Corp.	1,081,335	74,417,475
ONEOK, Inc. (b)	298,116	7,154,784
Pacific Ethanol, Inc. (a)	28,969	114,138
Panhandle Royalty Co. Class A	17,964	279,161
Par Petroleum Corp. (a)(b)	39,236	772,949
Parsley Energy, Inc. Class A (a)	146,744	2,697,155
PBF Energy, Inc. Class A	150,971	4,559,324
PDC Energy, Inc. (a)(b)	53,784	2,695,116
Peabody Energy Corp. (b)	23,367	57,015
Petroquest Energy, Inc. (a)(b)	70,948	30,153
Phillips 66 Co.	671,433	53,305,066
Pioneer Natural Resources Co.	226,414	27,289,679
QEP Resources, Inc.	226,080	2,206,541
Range Resources Corp. (b)	242,010	5,742,897
Renewable Energy Group, Inc. (a)	48,243	351,691
Resolute Energy Corp. (a)	59,120	30,151
Rex American Resources Corp. (a)(b)	8,227	415,464
Rex Energy Corp. (a)(b)	63,386	37,423
Rice Energy, Inc. (a)(b)	106,141	972,252
Ring Energy, Inc. (a)(b)	35,672	149,109
RSP Permian, Inc. (a)(b)	94,454	2,258,395
Sanchez Energy Corp. (a)(b)	73,315	261,001
SemGroup Corp. Class A	63,641	1,209,179
SM Energy Co. (b)	92,021	831,870
Solazyme, Inc. (a)(b)	98,314	153,370
Southwestern Energy Co. (a)(b)	535,428	3,094,774
Spectra Energy Corp. (b)	948,231	27,688,345
Stone Energy Corp. (a)(b)	67,092	103,993
Synergy Resources Corp. (a)(b)	214,845	1,342,781
Syntroleum Corp. (a)(b)	15,037	0
Targa Resources Corp.	230,155	6,186,566
Teekay Corp. (b)	68,637	549,096
Tengasco, Inc. (a)	12,601	1,575
Tesoro Corp.	169,272	13,656,865
The Williams Companies, Inc.	965,580	15,439,624
TransAtlantic Petroleum Ltd. (a)	18,382	11,399
Triangle Petroleum Corp. (a)(b)	83,126	26,600
U.S. Energy Corp. (a)	13,579	4,853
Ultra Petroleum Corp. (a)(b)	197,021	70,139
Uranium Energy Corp. (a)(b)	101,154	87,104
Uranium Resources, Inc. (a)(b)	26,282	5,913
VAALCO Energy, Inc. (a)	68,248	72,343
Valero Energy Corp.	681,461	40,942,177
Vertex Energy, Inc. (a)(b)	17,824	26,736
W&T Offshore, Inc. (a)(b)	37,319	67,921
Warren Resources, Inc. (a)(b)	91,512	7,275
Western Refining, Inc.	93,791	2,501,406
Westmoreland Coal Co. (a)(b)	23,319	143,412
Whiting Petroleum Corp. (a)(b)	269,027	1,078,798
World Fuel Services Corp.	106,709	4,995,048
WPX Energy, Inc. (a)(b)	310,511	1,276,200
Zion Oil & Gas, Inc. (a)(b)	27,782	48,619
Zion Oil & Gas, Inc. rights 3/31/16 (b)	277	0
		1,423,839,364

TOTAL ENERGY		1,727,323,654

FINANCIALS - 17.5%
Banks - 5.3%
1st Source Corp.	33,223	1,011,640
Access National Corp.	1,270	23,622
ACNB Corp.	3,789	81,880
American National Bankshares, Inc.	2,748	69,772
Ameris Bancorp	34,183	922,599
Ames National Corp.	2,652	62,083
Arrow Financial Corp.	16,456	430,654
Associated Banc-Corp.	228,253	3,925,952
Atlantic Capital Bancshares, Inc. (a)	10,644	138,478
Banc of California, Inc.	46,638	714,961
BancFirst Corp.	17,711	1,000,672
Bancorp, Inc., Delaware (a)	42,844	204,366
BancorpSouth, Inc.	112,604	2,243,072
Bank of America Corp.	14,702,315	184,072,984
Bank of Hawaii Corp.	64,151	4,073,589
Bank of Marin Bancorp	4,167	205,683
Bank of the Ozarks, Inc. (b)	117,298	4,438,556
BankUnited, Inc.	139,847	4,491,886
Banner Corp.	37,219	1,477,966
Bar Harbor Bankshares	4,029	133,320
BB&T Corp.	1,110,802	35,723,392
BBCN Bancorp, Inc.	115,823	1,657,427
BCB Bancorp, Inc.	2,814	27,662
Berkshire Hills Bancorp, Inc.	55,545	1,434,172
Blue Hills Bancorp, Inc.	41,132	567,622
BNC Bancorp	54,841	1,112,175
BOK Financial Corp. (b)	49,801	2,433,775
Boston Private Financial Holdings, Inc.	110,492	1,166,796
Bridge Bancorp, Inc.	16,022	455,185
Brookline Bancorp, Inc., Delaware	100,105	1,052,104
Bryn Mawr Bank Corp.	22,435	563,792
C & F Financial Corp.	1,992	79,939
C1 Financial, Inc. (a)	6,494	145,790
Camden National Corp.	9,213	357,557
Capital Bank Financial Corp. Series A	33,462	985,456
Capital City Bank Group, Inc.	7,146	102,902
Cardinal Financial Corp.	51,939	1,000,345
Cascade Bancorp (a)	23,889	128,045
Cathay General Bancorp	106,141	2,832,903
Centerstate Banks of Florida, Inc.	74,327	1,040,578
Central Pacific Financial Corp.	46,756	931,847
Central Valley Community Bancorp	3,159	38,129
Century Bancorp, Inc. Class A (non-vtg.)	686	27,063
Chemical Financial Corp.	71,259	2,410,692
CIT Group, Inc.	236,055	7,036,800
Citigroup, Inc.	4,211,564	163,619,261
Citizens & Northern Corp.	8,777	174,662
Citizens Financial Group, Inc.	730,439	14,046,342
City Holding Co.	22,173	977,164
CNB Financial Corp., Pennsylvania	7,083	125,582
CoBiz, Inc.	48,540	526,659
Columbia Banking Systems, Inc.	85,736	2,471,769
Comerica, Inc.	245,900	8,306,502
Commerce Bancshares, Inc.	130,299	5,535,102
Community Bank System, Inc.	68,432	2,534,037
Community Trust Bancorp, Inc.	26,677	899,548
CommunityOne Bancorp (a)	12,418	159,447
ConnectOne Bancorp, Inc.	44,434	685,172
CU Bancorp (a)	12,826	280,633
Cullen/Frost Bankers, Inc.	71,142	3,409,836
Customers Bancorp, Inc. (a)	31,152	705,593
CVB Financial Corp.	125,947	1,955,957
Eagle Bancorp, Inc. (a)	43,309	1,985,285
East West Bancorp, Inc.	211,572	6,340,813
Eastern Virginia Bankshares, Inc.	969	6,589
Enterprise Bancorp, Inc.	803	18,252
Enterprise Financial Services Corp.	26,898	745,882
Farmers Capital Bank Corp.	6,822	175,394
Farmers National Banc Corp.	14,652	124,542
FCB Financial Holdings, Inc. Class A (a)	21,708	651,457
Fidelity Southern Corp.	20,350	305,047
Fifth Third Bancorp	1,094,989	16,709,532
Financial Institutions, Inc.	15,118	400,929
First Bancorp, North Carolina	13,154	243,217
First Bancorp, Puerto Rico (a)(b)	202,591	542,944
First Busey Corp.	33,307	631,168
First Business Finance Services, Inc.	3,936	83,089
First Citizen Bancshares, Inc.	14,854	3,477,767
First Commonwealth Financial Corp.	139,377	1,197,248
First Community Bancshares, Inc.	12,848	232,549
First Connecticut Bancorp, Inc.	11,897	191,423
First Financial Bancorp, Ohio	94,231	1,580,254
First Financial Bankshares, Inc. (b)	96,784	2,556,065
First Financial Corp., Indiana	15,656	515,865
First Foundation, Inc. (a)	16,220	352,298
First Horizon National Corp.	287,965	3,461,339
First Internet Bancorp	2,571	67,155
First Interstate Bancsystem, Inc.	24,776	663,997
First Merchants Corp.	66,873	1,483,912
First Midwest Bancorp, Inc., Delaware	122,035	2,037,985
First NBC Bank Holding Co. (a)	23,508	554,319
First Niagara Financial Group, Inc.	529,611	4,893,606
First of Long Island Corp.	14,198	395,272
First Republic Bank	205,210	12,628,623
First United Corp. (a)	3,018	31,266
FirstMerit Corp.	250,282	4,913,036
Flushing Financial Corp.	47,044	971,459
FNB Corp., Pennsylvania	261,905	3,216,193
Franklin Financial Network, Inc.	2,240	61,533
Fulton Financial Corp.	224,854	2,835,409
German American Bancorp, Inc.	13,231	422,466
Glacier Bancorp, Inc.	110,270	2,626,631
Great Southern Bancorp, Inc.	13,342	501,259
Great Western Bancorp, Inc.	68,399	1,683,299
Green Bancorp, Inc. (a)	8,255	59,023
Guaranty Bancorp	16,534	246,191
Hampton Roads Bankshares, Inc. (a)	89,921	151,067
Hancock Holding Co.	109,529	2,526,834
Hanmi Financial Corp.	38,186	795,414
Heartland Financial U.S.A., Inc.	25,788	758,167
Heritage Commerce Corp.	19,687	183,680
Heritage Financial Corp., Washington	51,567	899,328
Heritage Oaks Bancorp	21,517	156,213
Hilltop Holdings, Inc. (a)	119,649	1,995,745
Home Bancshares, Inc.	95,737	3,783,526
HomeTrust Bancshares, Inc. (a)	24,994	440,144
Horizon Bancorp Industries	6,951	168,214
Huntington Bancshares, Inc. (b)	1,140,927	9,983,111
IBERIABANK Corp.	53,736	2,562,132
Independent Bank Corp.	21,519	316,975
Independent Bank Corp., Massachusetts	41,598	1,797,034
Independent Bank Group, Inc.	14,281	392,728
International Bancshares Corp.	86,896	1,959,505
Investors Bancorp, Inc.	472,999	5,354,349
JPMorgan Chase & Co.	5,210,052	293,325,928
KeyCorp	1,224,496	12,918,433
Lakeland Bancorp, Inc.	41,438	414,380
Lakeland Financial Corp.	23,917	1,021,495
LegacyTexas Financial Group, Inc.	64,665	1,147,804
Live Oak Bancshares, Inc.	5,533	73,257
M&T Bank Corp.	223,920	22,962,996
Macatawa Bank Corp.	22,839	139,318
MainSource Financial Group, Inc.	24,998	517,459
MB Financial, Inc. (b)	91,216	2,783,912
MBT Financial Corp.	1,650	13,481
Mercantile Bank Corp.	17,364	391,905
Merchants Bancshares, Inc.	5,246	151,609
Midsouth Bancorp, Inc.	7,208	49,303
MidWestOne Financial Group, Inc.	9,068	236,312
Monarch Financial Holdings, Inc.	3,982	60,526
MutualFirst Financial, Inc.	20,181	494,435
National Bank Holdings Corp.	145,617	2,816,233
National Bankshares, Inc. (b)	5,803	193,008
National Penn Bancshares, Inc.	233,564	2,599,567
NBT Bancorp, Inc.	82,441	2,126,978
NewBridge Bancorp	47,129	515,120
Northrim Bancorp, Inc.	2,935	70,968
OFG Bancorp	53,595	311,923
Old National Bancorp, Indiana	151,814	1,694,244
Old Second Bancorp, Inc. (a)	18,605	124,467
Opus Bank	31,202	1,006,577
Orrstown Financial Services, Inc.	5,669	99,718
Pacific Continental Corp.	13,395	206,819
Pacific Mercantile Bancorp (a)	10,321	71,525
Pacific Premier Bancorp, Inc. (a)	24,205	497,413
PacWest Bancorp	182,577	5,875,328
Park National Corp.	20,366	1,734,980
Park Sterling Corp.	35,080	218,548
Peapack-Gladstone Financial Corp.	20,893	346,406
Penns Woods Bancorp, Inc.	3,854	149,188
Peoples Bancorp, Inc.	27,844	496,737
Peoples Financial Corp., Mississippi (a)	2,667	23,630
Peoples Financial Services Corp. (b)	12,111	438,660
Peoples United Financial, Inc. (b)	460,969	6,734,757
Pinnacle Financial Partners, Inc.	49,595	2,299,720
PNC Financial Services Group, Inc.	713,820	58,040,704
Popular, Inc.	148,822	3,943,783
Preferred Bank, Los Angeles	16,109	459,912
Premier Financial Bancorp, Inc.	115	1,783
PrivateBancorp, Inc.	128,395	4,411,652
Prosperity Bancshares, Inc. (b)	97,786	3,955,444
QCR Holdings, Inc.	6,184	138,645
Regions Financial Corp.	1,757,603	13,217,175
Renasant Corp.	61,033	1,905,450
Republic Bancorp, Inc., Kentucky Class A	18,205	466,230
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	10,800
S&T Bancorp, Inc.	72,150	1,819,623
Sandy Spring Bancorp, Inc.	36,755	954,895
Seacoast Banking Corp., Florida (a)	33,020	489,356
ServisFirst Bancshares, Inc.	44,394	1,622,601
Shore Bancshares, Inc.	2,958	33,337
Sierra Bancorp	3,618	67,910
Signature Bank (a)	67,430	8,735,557
Simmons First National Corp. Class A	56,478	2,326,329
South State Corp.	37,647	2,351,055
Southern National Bancorp of Virginia, Inc.	3,574	45,104
Southside Bancshares, Inc.	31,211	730,962
Southwest Bancorp, Inc., Oklahoma	17,648	267,367
State Bank Financial Corp.	55,381	1,036,732
Sterling Bancorp	186,202	2,683,171
Stock Yards Bancorp, Inc.	20,531	766,833
Stonegate Bank	14,759	423,731
Suffolk Bancorp	15,697	380,338
Sun Bancorp, Inc. (a)	9,760	202,813
SunTrust Banks, Inc.	734,782	24,380,067
SVB Financial Group (a)	76,218	6,771,969
Synovus Financial Corp.	198,807	5,286,278
Talmer Bancorp, Inc. Class A	137,867	2,316,166
TCF Financial Corp.	303,183	3,438,095
Texas Capital Bancshares, Inc. (a)(b)	58,898	1,904,172
The First Bancorp, Inc.	2,896	54,619
Tompkins Financial Corp.	20,551	1,160,515
TowneBank	84,468	1,472,277
Trico Bancshares	33,947	841,886
TriState Capital Holdings, Inc. (a)	31,167	374,316
Triumph Bancorp, Inc. (a)	15,765	215,508
Trustmark Corp.	94,171	2,060,461
U.S. Bancorp	2,345,961	90,366,418
UMB Financial Corp.	60,645	2,978,276
Umpqua Holdings Corp.	368,620	5,544,045
Union Bankshares Corp.	76,873	1,749,629
United Bankshares, Inc., West Virginia (b)	94,604	3,314,924
United Community Bank, Inc.	91,017	1,575,504
Univest Corp. of Pennsylvania	24,791	473,260
Valley National Bancorp (b)	247,734	2,229,606
Washington Trust Bancorp, Inc.	22,987	852,818
Webster Financial Corp.	175,987	5,914,923
Wells Fargo & Co.	6,583,510	308,898,289
WesBanco, Inc.	67,375	1,904,691
West Bancorp., Inc.	59,222	1,039,938
Westamerica Bancorp. (b)	45,279	2,037,102
Westbury Bancorp, Inc. (a)	4,860	93,020
Western Alliance Bancorp. (a)	115,909	3,444,815
Wilshire Bancorp, Inc.	110,533	1,087,645
Wintrust Financial Corp.	65,304	2,775,420
Yadkin Financial Corp.	31,003	671,215
Your Community Bankshares, Inc.	385	12,674
Zions Bancorporation	288,701	6,155,105
		1,568,734,902
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	77,232	10,711,306
Ameriprise Financial, Inc.	249,771	20,968,275
Arlington Asset Investment Corp. (b)	25,721	311,481
Artisan Partners Asset Management, Inc. (b)	53,526	1,519,068
Ashford, Inc. (a)	1,254	50,160
Associated Capital Group, Inc. (a)	6,083	166,248
Bank of New York Mellon Corp.	1,541,534	54,554,888
BGC Partners, Inc. Class A	270,826	2,339,937
BlackRock, Inc. Class A	177,779	55,459,937
Calamos Asset Management, Inc. Class A	22,184	187,898
Charles Schwab Corp.	1,691,553	42,373,403
Cohen & Steers, Inc.	29,933	931,515
Cowen Group, Inc. Class A (a)(b)	169,746	575,439
Diamond Hill Investment Group, Inc.	4,042	683,098
E*TRADE Financial Corp. (a)	448,071	10,511,746
Eaton Vance Corp. (non-vtg.)	172,774	4,994,896
Evercore Partners, Inc. Class A	47,875	2,234,326
FBR & Co.	6,019	105,032
Federated Investors, Inc. Class B (non-vtg.)	132,184	3,459,255
Financial Engines, Inc. (b)	75,157	1,833,831
Franklin Resources, Inc.	551,204	19,760,663
FXCM, Inc. Class A (a)(b)	5,137	64,367
GAMCO Investors, Inc. Class A	6,083	211,323
Goldman Sachs Group, Inc.	560,333	83,786,593
Greenhill & Co., Inc.	34,523	796,100
HFF, Inc.	50,180	1,256,005
Houlihan Lokey	18,859	482,036
Institutional Financial Markets, Inc.	6,881	5,711
Interactive Brokers Group, Inc.	78,906	2,696,218
INTL FCStone, Inc. (a)	19,656	501,818
Invesco Ltd.	605,065	16,179,438
Investment Technology Group, Inc.	55,680	1,020,058
Janus Capital Group, Inc.	187,399	2,423,069
KCG Holdings, Inc. Class A (a)	107,133	1,132,396
Ladenburg Thalmann Financial Services, Inc. (a)(b)	146,974	342,449
Lazard Ltd. Class A	180,170	6,338,381
Legg Mason, Inc.	154,159	4,402,781
LPL Financial (b)	109,368	2,212,515
Manning & Napier, Inc. Class A	21,800	149,548
Moelis & Co. Class A	17,990	444,713
Morgan Stanley	2,132,837	52,681,074
Northern Trust Corp.	307,338	18,249,730
NorthStar Asset Management Group, Inc.	280,199	3,062,575
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	191,826
Piper Jaffray Companies (a)	20,940	886,809
PJT Partners, Inc.	43,421	1,207,972
Pzena Investment Management, Inc.	4,972	31,025
Raymond James Financial, Inc.	181,475	7,955,864
Safeguard Scientifics, Inc. (a)(b)	26,745	316,126
SEI Investments Co.	192,803	7,359,291
Silvercrest Asset Management Group Class A	6,008	65,607
State Street Corp.	571,933	31,330,490
Stifel Financial Corp. (a)	97,319	2,818,358
T. Rowe Price Group, Inc.	350,946	24,253,878
TD Ameritrade Holding Corp.	372,136	10,635,647
U.S. Global Investments, Inc. Class A	7,637	12,448
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	31,929	712,336
Virtus Investment Partners, Inc.	8,765	804,715
Waddell & Reed Financial, Inc. Class A	111,918	2,621,120
Westwood Holdings Group, Inc.	9,364	464,361
WisdomTree Investments, Inc. (b)	153,169	1,815,053
		525,654,226
Consumer Finance - 0.7%
Ally Financial, Inc. (a)	660,316	11,608,355
American Express Co.	1,181,977	65,694,282
Asta Funding, Inc. (a)	4,468	32,259
Atlanticus Holdings Corp. (a)	35,598	106,438
Capital One Financial Corp.	753,348	49,517,564
Cash America International, Inc.	36,022	1,213,581
Consumer Portfolio Services, Inc. (a)	11,930	52,373
Credit Acceptance Corp. (a)(b)	14,282	2,814,554
Discover Financial Services	608,168	28,231,159
Emergent Capital, Inc. (a)	20,885	79,990
Encore Capital Group, Inc. (a)(b)	29,815	693,199
Enova International, Inc. (a)	32,960	190,509
EZCORP, Inc. (non-vtg.) Class A (a)(b)	64,428	186,841
First Cash Financial Services, Inc.	42,812	1,805,382
First Marblehead Corp. (a)	5,188	17,432
Green Dot Corp. Class A (a)	74,413	1,537,373
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	628
J.G. Wentworth Co. (a)(b)	8,584	10,902
LendingClub Corp. (a)(b)	328,200	2,865,186
Navient Corp.	519,922	5,630,755
Nelnet, Inc. Class A	31,753	1,193,913
Nicholas Financial, Inc. (a)	5,705	60,131
OneMain Holdings, Inc. (a)(b)	61,722	1,393,066
PRA Group, Inc. (a)(b)	66,508	1,622,795
Regional Management Corp. (a)	12,187	186,461
Santander Consumer U.S.A. Holdings, Inc. (a)(b)	164,266	1,683,727
SLM Corp. (a)	610,909	3,567,709
Synchrony Financial (a)	1,183,802	31,903,464
World Acceptance Corp. (a)(b)	15,268	560,794
		214,460,822
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	2,653,606	356,034,317
Broadcom Ltd.	566,987	75,959,248
CBOE Holdings, Inc.	119,150	7,446,875
CME Group, Inc.	477,599	43,671,653
FactSet Research Systems, Inc.	57,702	8,683,574
Gain Capital Holdings, Inc.	33,946	245,430
IntercontinentalExchange, Inc.	167,190	39,868,127
Leucadia National Corp.	507,011	7,326,309
MarketAxess Holdings, Inc.	54,847	6,497,176
Marlin Business Services Corp.	13,319	183,935
McGraw Hill Financial, Inc.	382,883	34,359,920
Moody's Corp.	237,456	21,086,093
Morningstar, Inc.	31,944	2,536,034
MSCI, Inc. Class A	147,156	10,377,441
NewStar Financial, Inc. (a)	27,065	185,666
On Deck Capital, Inc. (a)(b)	61,562	412,465
PICO Holdings, Inc. (a)	29,880	255,474
Resource America, Inc. Class A	9,127	40,980
The NASDAQ OMX Group, Inc.	162,227	10,267,347
TheStreet.com, Inc.	3,696	3,326
Tiptree Financial, Inc.	10,634	65,186
Voya Financial, Inc.	326,839	9,595,993
		635,102,569
Insurance - 3.0%
AFLAC, Inc.	596,017	35,474,932
Alleghany Corp. (a)	23,047	10,693,347
Allied World Assurance Co. Holdings AG	140,733	4,558,342
Allstate Corp.	545,489	34,616,732
AMBAC Financial Group, Inc. (a)	65,156	994,932
American Equity Investment Life Holding Co.	107,667	1,464,271
American Financial Group, Inc.	103,206	6,923,058
American International Group, Inc.	1,741,896	87,443,179
American National Insurance Co.	20,619	2,096,334
Amerisafe, Inc.	28,834	1,484,951
AmTrust Financial Services, Inc. (b)	127,626	3,120,456
Aon PLC	384,774	36,665,114
Arch Capital Group Ltd. (a)	172,652	11,729,977
Argo Group International Holdings, Ltd.	42,222	2,353,032
Arthur J. Gallagher & Co.	263,293	10,492,226
Aspen Insurance Holdings Ltd.	82,529	3,688,221
Assurant, Inc.	95,115	6,762,677
Assured Guaranty Ltd.	208,257	5,166,856
Atlas Financial Holdings, Inc. (a)	3,104	55,779
Axis Capital Holdings Ltd.	139,939	7,516,124
Baldwin & Lyons, Inc. Class B	6,073	147,878
Brown & Brown, Inc.	150,525	4,863,463
Chubb Ltd.	645,322	74,554,051
Cincinnati Financial Corp.	214,592	13,549,339
Citizens, Inc. Class A (a)(b)	56,518	396,756
CNA Financial Corp.	85,746	2,484,062
CNO Financial Group, Inc.	273,436	4,765,989
Crawford & Co. Class B	22,758	111,969
Donegal Group, Inc. Class A	8,008	117,397
eHealth, Inc. (a)	26,343	265,801
EMC Insurance Group	8,724	210,074
Employers Holdings, Inc.	50,084	1,390,332
Endurance Specialty Holdings Ltd.	94,715	5,897,903
Enstar Group Ltd. (a)	18,704	2,956,167
Erie Indemnity Co. Class A	39,674	3,729,753
Everest Re Group Ltd.	59,887	11,146,767
FBL Financial Group, Inc. Class A	16,450	946,040
Federated National Holding Co.	19,431	464,401
Fidelity & Guaranty Life	19,773	489,777
First Acceptance Corp. (a)	4,055	8,880
First American Financial Corp.	155,678	5,764,756
FNF Group	411,465	13,570,116
FNFV Group (a)(b)	119,032	1,210,555
Genworth Financial, Inc. Class A (a)	663,907	1,407,483
Global Indemnity PLC (a)	13,709	384,675
Greenlight Capital Re, Ltd. (a)	35,373	756,982
Hallmark Financial Services, Inc. (a)	10,337	103,163
Hanover Insurance Group, Inc.	63,275	5,248,661
Hartford Financial Services Group, Inc.	579,181	24,395,104
HCI Group, Inc. (b)	9,511	334,217
Health Insurance Innovations, Inc. (a)	4,900	28,518
Heritage Insurance Holdings, Inc.	60,181	1,174,733
Horace Mann Educators Corp.	55,232	1,701,698
Independence Holding Co.	16,014	260,708
Infinity Property & Casualty Corp.	13,372	999,691
Investors Title Co.	1,086	93,787
James River Group Holdings Ltd.	18,936	553,499
Kemper Corp.	72,301	1,943,451
Lincoln National Corp.	338,144	12,352,400
Loews Corp.	391,322	14,224,555
Maiden Holdings Ltd. (b)	73,970	885,421
Markel Corp. (a)	19,270	16,508,802
Marsh & McLennan Companies, Inc.	731,129	41,710,909
MBIA, Inc. (a)(b)	228,577	1,568,038
Mercury General Corp.	50,517	2,656,184
MetLife, Inc.	1,567,589	62,013,821
National General Holdings Corp.	96,033	1,913,938
National Interstate Corp.	15,961	355,292
National Western Life Group, Inc.	3,602	773,025
Navigators Group, Inc. (a)	17,231	1,395,366
Old Republic International Corp.	409,862	7,295,544
OneBeacon Insurance Group Ltd.	32,052	413,791
PartnerRe Ltd.	64,815	9,091,600
Patriot National, Inc. (a)(b)	7,857	33,157
Phoenix Companies, Inc. (a)	7,382	272,396
Pricoa Global Funding I	629,765	41,621,169
Primerica, Inc.	65,762	2,774,499
Principal Financial Group, Inc.	379,724	14,357,364
ProAssurance Corp.	80,899	3,989,130
Progressive Corp.	818,867	26,138,235
Reinsurance Group of America, Inc.	91,293	8,225,499
RenaissanceRe Holdings Ltd.	65,324	7,394,677
RLI Corp.	52,935	3,322,730
Safety Insurance Group, Inc.	17,540	970,137
Selective Insurance Group, Inc.	86,856	2,916,624
StanCorp Financial Group, Inc.	60,296	6,928,010
State Auto Financial Corp.	21,317	458,742
State National Companies, Inc.	40,781	459,602
Stewart Information Services Corp.	27,370	923,738
The Travelers Companies, Inc.	421,596	45,330,002
Third Point Reinsurance Ltd. (a)(b)	78,596	868,486
Torchmark Corp. (b)	173,559	8,889,692
United Fire Group, Inc.	32,386	1,305,804
United Insurance Holdings Corp.	21,251	414,607
Universal Insurance Holdings, Inc. (b)	42,273	825,169
Unum Group	327,044	9,330,565
Validus Holdings Ltd.	125,147	5,620,352
W.R. Berkley Corp.	139,886	7,204,129
White Mountains Insurance Group Ltd.	8,265	6,338,098
Willis Group Holdings PLC (b)	193,650	21,944,418
WMI Holdings Corp. (a)	116,842	285,094
XL Group PLC Class A	405,616	13,945,078
		877,975,025
Real Estate Investment Trusts - 4.2%
Acadia Realty Trust (SBI)	120,965	3,997,893
AG Mortgage Investment Trust, Inc.	28,740	354,364
Agree Realty Corp.	17,794	659,268
Alexanders, Inc.	5,854	2,252,795
Alexandria Real Estate Equities, Inc.	100,553	7,959,775
Altisource Residential Corp. Class B	74,457	698,407
American Assets Trust, Inc.	63,016	2,337,263
American Campus Communities, Inc.	180,581	7,904,030
American Capital Agency Corp.	475,099	8,585,039
American Capital Mortgage Investment Corp.	77,847	1,075,846
American Homes 4 Rent Class A	219,835	3,077,690
American Residential Properties, Inc.	37,789	600,467
American Tower Corp.	598,767	55,206,317
Annaly Capital Management, Inc.	1,331,339	13,486,464
Anworth Mortgage Asset Corp.	251,516	1,182,125
Apartment Investment & Management Co. Class A	208,409	7,629,853
Apollo Commercial Real Estate Finance, Inc.	62,598	967,139
Apollo Residential Mortgage, Inc.	39,031	503,500
Apple Hospitality (REIT), Inc. (b)	259,742	4,937,695
Arbor Realty Trust, Inc.	58,520	397,936
Ares Commercial Real Estate Corp.	39,618	386,276
Armada Hoffler Properties, Inc.	22,245	236,464
Armour Residential REIT, Inc. (b)	61,211	1,178,312
Ashford Hospitality Prime, Inc.	37,189	365,568
Ashford Hospitality Trust, Inc.	100,347	554,919
AvalonBay Communities, Inc.	191,810	32,922,268
Blackstone Mortgage Trust, Inc.	119,369	2,953,189
Bluerock Residental Growth (REIT), Inc.	18,249	187,235
Boston Properties, Inc.	214,958	24,535,306
Brandywine Realty Trust (SBI)	245,200	3,018,412
Brixmor Property Group, Inc.	272,239	6,378,560
BRT Realty Trust (a)	189,164	1,220,108
Camden Property Trust (SBI)	128,537	9,606,855
Campus Crest Communities, Inc.	86,404	603,964
Capstead Mortgage Corp.	129,311	1,255,610
Care Capital Properties, Inc.	119,807	3,176,084
CareTrust (REIT), Inc.	70,605	804,191
CatchMark Timber Trust, Inc.	51,201	545,291
CBL & Associates Properties, Inc.	216,304	2,493,985
Cedar Shopping Centers, Inc.	134,023	915,377
Chambers Street Properties	599,992	4,529,940
Chatham Lodging Trust	57,137	1,146,168
Cherry Hill Mortgage Investment Corp.	2,726	38,791
Chesapeake Lodging Trust	85,461	2,171,564
Chimera Investment Corp.	263,589	3,434,565
CIM Commercial Trust Corp.	4,057	66,373
City Office (REIT), Inc.	19,500	235,950
Colony Financial, Inc.	142,506	2,337,098
Colony Starwood Homes (b)	66,795	1,466,818
Columbia Property Trust, Inc.	174,483	3,536,770
Communications Sales & Leasing, Inc.	170,185	3,207,987
Condor Hospitality Trust, Inc. (a)	703	530
CorEnergy Infrastructure Trust, Inc. (b)	13,819	182,549
Coresite Realty Corp.	39,074	2,518,710
Corporate Office Properties Trust (SBI)	143,522	3,358,415
Corrections Corp. of America	169,695	4,909,276
Cousins Properties, Inc.	284,086	2,460,185
Crown Castle International Corp.	470,344	40,684,756
CubeSmart	239,891	7,172,741
CyrusOne, Inc. (b)	85,958	3,407,375
CYS Investments, Inc.	197,203	1,546,072
DCT Industrial Trust, Inc.	102,100	3,694,999
DDR Corp.	441,205	7,381,360
DiamondRock Hospitality Co.	260,672	2,319,981
Digital Realty Trust, Inc.	202,805	16,035,791
Douglas Emmett, Inc.	203,089	5,450,909
Duke Realty LP	473,306	9,787,968
DuPont Fabros Technology, Inc.	100,616	3,586,960
Dynex Capital, Inc.	68,104	432,460
Easterly Government Properties, Inc.	21,223	362,913
EastGroup Properties, Inc.	46,143	2,502,335
Education Realty Trust, Inc.	84,635	3,355,778
Ellington Residential Mortgage REIT	7,146	86,324
Empire State Realty Trust, Inc.	146,821	2,302,153
EPR Properties	88,895	5,531,936
Equinix, Inc.	95,764	29,082,569
Equity Commonwealth (a)	171,056	4,555,221
Equity Lifestyle Properties, Inc.	120,671	8,466,277
Equity One, Inc.	158,194	4,336,098
Equity Residential (SBI)	512,070	38,144,094
Essex Property Trust, Inc.	93,996	19,671,483
Extra Space Storage, Inc.	169,487	13,923,357
Federal Realty Investment Trust (SBI)	94,710	14,022,763
FelCor Lodging Trust, Inc.	200,216	1,481,598
First Industrial Realty Trust, Inc.	150,659	3,242,182
First Potomac Realty Trust	85,240	721,130
Five Oaks Investment Corp.	4,880	23,522
Forest City Realty Trust, Inc.	298,211	5,561,635
Four Corners Property Trust, Inc.	52,447	860,655
Franklin Street Properties Corp.	139,951	1,330,934
Gaming & Leisure Properties	121,458	3,180,985
General Growth Properties, Inc.	818,551	22,526,524
Getty Realty Corp.	42,233	768,218
Gladstone Commercial Corp.	19,665	292,615
Gladstone Land Corp.	8,000	68,000
Global Net Lease, Inc.	250,435	1,935,863
Government Properties Income Trust (b)	79,105	1,173,918
Great Ajax Corp.	3,455	34,343
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,775	823,708
Hatteras Financial Corp.	121,103	1,665,166
HCP, Inc. (b)	659,255	19,500,763
Healthcare Realty Trust, Inc.	143,834	4,172,624
Healthcare Trust of America, Inc.	207,814	5,779,307
Hersha Hospitality Trust	71,283	1,434,927
Highwoods Properties, Inc. (SBI)	154,862	6,744,240
Hospitality Properties Trust (SBI)	205,814	4,997,164
Host Hotels & Resorts, Inc.	1,068,179	16,353,820
Hudson Pacific Properties, Inc.	93,277	2,378,564
Independence Realty Trust, Inc.	33,740	216,948
InfraReit, Inc.	33,447	706,401
Inland Real Estate Corp.	134,174	1,422,244
Invesco Mortgage Capital, Inc.	162,908	1,842,489
Investors Real Estate Trust	170,202	1,045,040
Iron Mountain, Inc.	300,443	8,827,015
iStar Financial, Inc. (a)	102,599	867,988
JAVELIN Mortgage Investment Corp.	12,977	77,602
Jernigan Capital, Inc. (b)	3,052	45,627
Kilroy Realty Corp.	134,707	7,310,549
Kimco Realty Corp.	576,480	15,420,840
Kite Realty Group Trust	145,444	3,915,352
Ladder Capital Corp. Class A	75,752	783,276
Lamar Advertising Co. Class A	110,280	6,300,296
LaSalle Hotel Properties (SBI)	151,248	3,682,889
Lexington Corporate Properties Trust	345,008	2,670,362
Liberty Property Trust (SBI)	229,311	6,622,502
LTC Properties, Inc.	62,032	2,756,702
Mack-Cali Realty Corp.	122,465	2,437,054
Medical Properties Trust, Inc.	337,235	3,901,809
MFA Financial, Inc.	513,118	3,494,334
Mid-America Apartment Communities, Inc.	102,000	9,173,880
Monmouth Real Estate Investment Corp. Class A	92,773	1,027,925
Monogram Residential Trust, Inc.	257,535	2,338,418
National Health Investors, Inc.	54,377	3,420,857
National Retail Properties, Inc. (b)	191,189	8,408,492
National Storage Affiliates Trust	21,263	384,648
New Residential Investment Corp.	317,843	3,721,942
New Senior Investment Group, Inc.	149,321	1,446,920
New York (REIT), Inc.	231,906	2,226,298
New York Mortgage Trust, Inc. (b)	125,316	523,821
Newcastle Investment Corp.	86,128	303,171
NexPoint Residential Trust, Inc.	24,806	293,703
NorthStar Realty Europe Corp.	77,758	758,918
NorthStar Realty Finance Corp.	261,596	3,267,334
Omega Healthcare Investors, Inc.	234,896	7,530,766
One Liberty Properties, Inc.	17,377	368,914
Orchid Island Capital, Inc. (b)	20,507	197,277
Outfront Media, Inc.	193,428	3,955,603
Owens Realty Mortgage, Inc.	54,252	823,003
Paramount Group, Inc.	263,588	3,985,451
Parkway Properties, Inc.	135,012	1,807,811
Pebblebrook Hotel Trust	95,282	2,587,859
Pennsylvania Real Estate Investment Trust (SBI)	105,464	2,020,690
PennyMac Mortgage Investment Trust	97,201	1,279,165
Physicians Realty Trust	119,526	2,053,457
Piedmont Office Realty Trust, Inc. Class A	209,992	3,857,553
Post Properties, Inc.	73,877	4,117,165
Potlatch Corp.	53,054	1,402,748
Power (REIT) (a)	718	3,087
Preferred Apartment Communities, Inc. Class A	29,993	362,915
Prologis, Inc.	729,757	28,066,454
PS Business Parks, Inc.	31,822	2,921,578
Public Storage	207,752	51,832,046
QTS Realty Trust, Inc. Class A	52,204	2,324,122
RAIT Financial Trust	116,629	305,568
Ramco-Gershenson Properties Trust (SBI)	128,503	2,158,850
Rayonier, Inc.	174,146	3,801,607
Realty Income Corp.	354,306	20,741,073
Redwood Trust, Inc. (b)	130,122	1,547,151
Regency Centers Corp.	133,864	9,448,121
Resource Capital Corp. (b)	40,594	450,187
Retail Opportunity Investments Corp.	151,377	2,782,309
Retail Properties America, Inc.	368,229	5,409,284
Rexford Industrial Realty, Inc.	67,185	1,132,067
RLJ Lodging Trust	176,982	3,711,313
Rouse Properties, Inc. (b)	57,542	1,049,566
Ryman Hospitality Properties, Inc.	71,041	3,400,733
Sabra Health Care REIT, Inc.	99,253	1,976,624
Saul Centers, Inc.	23,905	1,170,867
Select Income REIT	130,864	2,698,416
Senior Housing Properties Trust (SBI)	366,092	5,714,696
Seritage Growth Properties (b)	28,884	1,194,642
Silver Bay Realty Trust Corp.	47,769	656,824
Simon Property Group, Inc.	436,677	82,850,727
SL Green Realty Corp.	139,194	12,274,127
SoTHERLY Hotels, Inc.	2,721	14,802
Sovran Self Storage, Inc.	53,074	5,649,197
Spirit Realty Capital, Inc.	598,823	6,401,418
Stag Industrial, Inc.	92,815	1,629,831
Starwood Property Trust, Inc.	334,722	5,871,024
Store Capital Corp.	115,143	2,780,703
Summit Hotel Properties, Inc.	122,449	1,323,674
Sun Communities, Inc.	93,367	6,305,074
Sunstone Hotel Investors, Inc.	296,955	3,830,720
Tanger Factory Outlet Centers, Inc.	125,594	4,029,056
Taubman Centers, Inc.	81,539	5,774,592
Terreno Realty Corp.	58,086	1,286,024
The GEO Group, Inc.	101,971	2,961,238
The Macerich Co.	187,597	14,835,171
TIER REIT, Inc. (b)	108,647	1,412,411
Two Harbors Investment Corp.	497,543	3,855,958
UDR, Inc.	372,977	12,804,300
UMH Properties, Inc.	13,625	127,939
United Development Funding IV (b)	104,924	335,757
Universal Health Realty Income Trust (SBI)	18,784	973,763
Urban Edge Properties	128,665	3,129,133
Urstadt Biddle Properties, Inc. Class A	42,563	841,471
Ventas, Inc.	467,096	26,003,234
VEREIT, Inc.	1,316,685	10,559,814
Vornado Realty Trust	247,357	21,361,751
Washington REIT (SBI)	91,707	2,372,460
Weingarten Realty Investors (SBI)	159,989	5,636,412
Welltower, Inc.	501,237	31,968,896
Western Asset Mortgage Capital Corp. (b)	46,434	501,952
Weyerhaeuser Co.	1,105,468	28,720,059
Whitestone REIT Class B	26,734	299,955
WP Carey, Inc.	142,219	8,062,395
WP Glimcher, Inc.	269,386	2,327,495
Xenia Hotels & Resorts, Inc.	170,955	2,619,031
ZAIS Financial Corp.	6,000	84,300
		1,231,957,679
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	66,574	2,231,560
Altisource Portfolio Solutions SA (a)(b)	18,423	492,999
AV Homes, Inc. (a)(b)	12,051	120,269
CBRE Group, Inc. (a)	397,487	10,100,145
Consolidated-Tomoka Land Co. (b)	6,987	335,097
Forestar Group, Inc. (a)(b)	38,487	375,248
FRP Holdings, Inc. (a)	3,842	130,397
Howard Hughes Corp. (a)	49,445	4,588,002
Jones Lang LaSalle, Inc.	64,176	6,550,444
Kennedy-Wilson Holdings, Inc.	142,223	2,705,081
Marcus & Millichap, Inc. (a)	19,559	435,970
Maui Land & Pineapple, Inc. (a)	31,310	169,387
RE/MAX Holdings, Inc.	20,733	664,700
Realogy Holdings Corp. (a)	208,926	6,679,364
Tejon Ranch Co. (a)(b)	18,740	329,824
The RMR Group, Inc. (a)	10,073	227,247
The St. Joe Co. (a)	101,566	1,544,819
Transcontinental Realty Investors, Inc. (a)	20,697	222,493
		37,903,046
Thrifts & Mortgage Finance - 0.2%
Anchor BanCorp Wisconsin, Inc. (a)	8,145	340,135
Astoria Financial Corp.	111,784	1,664,464
Bank Mutual Corp.	56,001	418,327
BankFinancial Corp.	19,300	232,372
BBX Capital Corp. (a)(b)	18,261	224,245
Bear State Financial, Inc. (a)(b)	13,571	124,717
Beneficial Bancorp, Inc. (a)	178,014	2,276,799
BofI Holding, Inc. (a)(b)	77,556	1,437,113
BSB Bancorp, Inc. (a)	6,958	152,311
Cape Bancorp, Inc.	2,611	33,577
Capitol Federal Financial, Inc.	194,739	2,447,869
Charter Financial Corp.	1,496	20,510
Chicopee Bancorp, Inc.	1,816	32,234
Clifton Bancorp, Inc.	29,093	429,413
Dime Community Bancshares, Inc.	51,879	883,499
ESSA Bancorp, Inc.	4,298	57,464
Essent Group Ltd. (a)	98,963	1,905,038
EverBank Financial Corp.	121,901	1,587,151
Farmer Mac Class C (non-vtg.)	15,100	489,995
First Defiance Financial Corp.	9,272	363,370
First Financial Northwest, Inc.	2,197	29,374
Flagstar Bancorp, Inc. (a)	37,206	714,355
Fox Chase Bancorp, Inc.	14,307	274,265
HF Financial Corp.	2,735	46,386
Hingham Institution for Savings	1,505	176,762
HomeStreet, Inc. (a)(b)	25,316	505,561
Impac Mortgage Holdings, Inc. (a)(b)	10,028	134,074
Kearny Financial Corp.	22,253	266,368
Lendingtree, Inc. (a)(b)	11,133	983,823
Meridian Bancorp, Inc.	112,706	1,554,216
Meta Financial Group, Inc.	7,949	329,009
MGIC Investment Corp. (a)(b)	512,611	3,506,259
Nationstar Mortgage Holdings, Inc. (a)(b)	49,983	590,799
New York Community Bancorp, Inc.	708,392	10,717,971
NMI Holdings, Inc. (a)	63,061	321,611
Northfield Bancorp, Inc.	77,835	1,222,788
Northwest Bancshares, Inc.	124,501	1,567,468
OceanFirst Financial Corp.	10,213	173,519
Ocwen Financial Corp. (a)(b)	142,608	540,484
Oritani Financial Corp.	49,423	836,237
PennyMac Financial Services, Inc. (a)	26,801	332,600
PHH Corp. (a)	72,291	655,679
Poage Bankshares, Inc.	2,365	39,874
Provident Financial Holdings, Inc.	3,066	53,747
Provident Financial Services, Inc.	124,224	2,309,324
Radian Group, Inc.	276,882	2,990,326
Riverview Bancorp, Inc.	6,875	29,288
Security National Financial Corp. Class A	11,194	60,783
SI Financial Group, Inc.	3,746	52,069
Southern Missouri Bancorp, Inc.	1,632	38,417
Stonegate Mortgage Corp. (a)(b)	14,418	67,476
Territorial Bancorp, Inc.	13,244	340,768
TFS Financial Corp.	159,329	2,692,660
Timberland Bancorp, Inc.	5,034	62,120
Trustco Bank Corp., New York	128,165	739,512
United Community Financial Corp.	43,226	255,033
United Financial Bancorp, Inc. New	73,256	848,304
Walker & Dunlop, Inc. (a)(b)	36,696	848,412
Walter Investment Management Corp. (a)(b)	49,597	371,978
Washington Federal, Inc.	128,254	2,717,702
Waterstone Financial, Inc.	38,293	540,697
Westfield Financial, Inc.	28,907	241,663
WSFS Financial Corp.	41,525	1,258,208
		57,158,572

TOTAL FINANCIALS		5,148,946,841

HEALTH CARE - 14.1%
Biotechnology - 3.4%
AbbVie, Inc.	2,314,876	126,415,378
Abeona Therapeutics, Inc. (a)	14,781	33,109
ACADIA Pharmaceuticals, Inc. (a)(b)	153,690	2,652,689
Acceleron Pharma, Inc. (a)(b)	65,396	1,657,135
Achillion Pharmaceuticals, Inc. (a)(b)	148,629	1,098,368
Acorda Therapeutics, Inc. (a)(b)	62,128	2,032,207
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	77,699
Adamas Pharmaceuticals, Inc. (a)	13,721	175,629
Aduro Biotech, Inc. (b)	16,502	240,269
Advaxis, Inc. (a)(b)	33,087	180,655
Aegerion Pharmaceuticals, Inc. (a)(b)	33,098	186,673
Agenus, Inc. (a)(b)	96,074	266,125
Agios Pharmaceuticals, Inc. (a)(b)	43,078	1,652,041
Aimmune Therapeutics, Inc. (a)(b)	19,986	319,776
Akebia Therapeutics, Inc. (a)(b)	32,346	236,126
Alder Biopharmaceuticals, Inc. (a)(b)	33,491	635,994
Alexion Pharmaceuticals, Inc. (a)	319,163	44,938,150
Alkermes PLC (a)	213,672	6,895,195
Alnylam Pharmaceuticals, Inc. (a)	108,490	6,354,259
AMAG Pharmaceuticals, Inc. (a)	43,810	1,151,327
Amgen, Inc.	1,067,585	151,895,994
Amicus Therapeutics, Inc. (a)(b)	167,452	1,031,504
Anacor Pharmaceuticals, Inc. (a)	63,116	4,025,538
Anavex Life Sciences Corp. (a)(b)	42,618	190,502
Anthera Pharmaceuticals, Inc. (a)(b)	58,148	176,188
Applied Genetic Technologies Corp. (a)	14,097	187,067
Aquinox Pharmaceuticals, Inc. (a)(b)	13,024	115,783
Ardelyx, Inc. (a)	32,056	309,661
Arena Pharmaceuticals, Inc. (a)(b)	308,170	459,173
Argos Therapeutics, Inc. (a)(b)	5,077	22,542
ARIAD Pharmaceuticals, Inc. (a)	248,972	1,359,387
ArQule, Inc. (a)	65,290	123,398
Array BioPharma, Inc. (a)	168,502	422,940
Arrowhead Research Corp. (a)(b)	82,473	321,645
Asterias Biotherapeutics, Inc. (a)(b)	14,186	60,858
Atara Biotherapeutics, Inc. (a)(b)	30,076	494,449
Athersys, Inc. (a)(b)	92,903	165,367
aTyr Pharma, Inc. (a)(b)	6,529	29,185
Avalanche Biotechnologies, Inc. (a)	12,370	63,334
AVEO Pharmaceuticals, Inc. (a)(b)	43,200	42,336
Baxalta, Inc.	822,368	31,677,615
Bellicum Pharmaceuticals, Inc. (a)(b)	12,564	113,327
BIND Therapeutics, Inc. (a)(b)	9,573	15,508
Biocept, Inc. (a)(b)	21,277	28,511
BioCryst Pharmaceuticals, Inc. (a)(b)	89,890	178,881
Biogen, Inc. (a)	315,466	81,838,190
BioMarin Pharmaceutical, Inc. (a)	230,214	18,847,620
Biospecifics Technologies Corp. (a)	7,257	257,624
Biota Pharmaceuticals, Inc. (a)	46,093	70,983
BioTime, Inc. (a)(b)	66,499	152,948
bluebird bio, Inc. (a)(b)	52,478	2,425,533
Blueprint Medicines Corp. (b)	16,623	288,077
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	35,719
Calithera Biosciences, Inc. (a)(b)	11,343	67,377
Cancer Genetics, Inc. (a)	9,725	21,395
Cara Therapeutics, Inc. (a)	22,235	109,396
CASI Pharmaceuticals, Inc. (a)	289	228
Catalyst Biosciences, Inc. (a)	2,710	5,447
Catalyst Pharmaceutical Partners, Inc. (a)(b)	93,518	98,194
Cel-Sci Corp. (a)	81,306	46,751
Celgene Corp. (a)	1,112,555	112,178,921
Celladon Corp. (a)(b)	15,979	14,860
Celldex Therapeutics, Inc. (a)(b)	136,283	926,724
Cellular Biomedicine Group, Inc. (a)	8,068	139,899
Celsion Corp. (a)(b)	10,682	13,139
Cepheid, Inc. (a)	100,753	2,990,349
Ceres, Inc. (a)	1,995	503
Cerulean Pharma, Inc. (a)(b)	28,222	55,033
ChemoCentryx, Inc. (a)(b)	22,820	75,078
Chiasma, Inc. (a)	8,745	86,313
Chimerix, Inc. (a)	63,824	294,229
Cidara Therapeutics, Inc.	2,782	27,876
Cleveland Biolabs, Inc. (a)(b)	1,776	5,772
Clovis Oncology, Inc. (a)(b)	43,431	808,685
Coherus BioSciences, Inc. (a)(b)	13,933	197,709
Conatus Pharmaceuticals, Inc. (a)(b)	19,091	33,982
Concert Pharmaceuticals, Inc. (a)	25,754	331,196
CorMedix, Inc. (a)(b)	48,587	76,282
CTI BioPharma Corp. (a)(b)	191,537	103,794
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	199,435
Cyclacel Pharmaceuticals, Inc. (a)	11,529	4,047
Cytokinetics, Inc. (a)(b)	40,859	257,412
CytomX Therapeutics, Inc. (a)(b)	8,521	109,921
Cytori Therapeutics, Inc. (a)(b)	161,644	33,945
CytRx Corp. (a)(b)	55,459	146,412
Dicerna Pharmaceuticals, Inc. (a)	22,350	110,856
Discovery Laboratories, Inc. (a)	9,487	18,974
Dyax Corp. rights 12/31/19 (a)	200,675	467,573
Dynavax Technologies Corp. (a)(b)	52,974	853,941
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	944,131
Edge Therapeutics, Inc. (a)	9,487	67,927
Eleven Biotherapeutics, Inc. (a)	6,105	1,801
Emergent BioSolutions, Inc. (a)(b)	38,141	1,290,310
Enanta Pharmaceuticals, Inc. (a)(b)	16,864	478,769
Enzon Pharmaceuticals, Inc.	43,430	18,675
Epirus Biopharmaceuticals, Inc. (a)	17,330	46,271
Epizyme, Inc. (a)(b)	64,306	565,250
Esperion Therapeutics, Inc. (a)(b)	26,856	399,886
Exact Sciences Corp. (a)(b)	127,083	639,227
Exelixis, Inc. (a)(b)	272,227	990,906
Fate Therapeutics, Inc. (a)(b)	23,219	40,865
Fibrocell Science, Inc. (a)(b)	38,880	87,869
FibroGen, Inc. (a)	78,653	1,363,056
Five Prime Therapeutics, Inc. (a)(b)	33,190	1,080,998
Flexion Therapeutics, Inc. (a)(b)	12,508	118,263
Fortress Biotech, Inc. (a)(b)	43,908	124,699
Foundation Medicine, Inc. (a)(b)	24,382	361,585
Galectin Therapeutics, Inc. (a)	13,518	17,303
Galena Biopharma, Inc. (a)(b)	255,403	211,984
Galmed Pharmaceuticals Ltd. (a)	3,203	14,894
Genocea Biosciences, Inc. (a)(b)	32,032	125,565
Genomic Health, Inc. (a)	30,953	787,135
GenVec, Inc. (a)	8,140	4,070
Geron Corp. (a)(b)	196,151	472,724
Gilead Sciences, Inc.	2,040,243	178,011,202
Global Blood Therapeutics, Inc. (a)(b)	9,193	137,251
GlycoMimetics, Inc. (a)	10,456	47,470
GTx, Inc. (a)	19,627	11,972
Halozyme Therapeutics, Inc. (a)(b)	151,873	1,234,727
Harvard Apparatus (a)(b)	3,080	4,158
Heat Biologics, Inc. (a)(b)	3,136	3,136
Hemispherx Biopharma, Inc. (a)	130,774	18,308
Heron Therapeutics, Inc. (a)(b)	43,966	698,180
iBio, Inc. (a)(b)	40,361	23,680
Idera Pharmaceuticals, Inc. (a)(b)	159,215	283,403
Ignyta, Inc. (a)	41,954	268,086
Immune Design Corp. (a)(b)	12,017	120,290
ImmunoCellular Therapeutics Ltd. (a)(b)	41,923	12,367
ImmunoGen, Inc. (a)(b)	137,379	1,000,119
Immunomedics, Inc. (a)(b)	99,673	225,261
Incyte Corp. (a)	239,645	17,613,908
Infinity Pharmaceuticals, Inc. (a)	64,535	373,012
Inotek Pharmaceuticals Corp. (b)	20,127	137,266
Inovio Pharmaceuticals, Inc. (a)(b)	96,684	609,109
Insmed, Inc. (a)	93,412	1,142,429
Insys Therapeutics, Inc. (a)(b)	29,958	523,666
Intercept Pharmaceuticals, Inc. (a)(b)	26,182	2,916,151
Intrexon Corp. (a)(b)	75,330	2,331,464
Invitae Corp. (b)	18,362	158,464
Ionis Pharmaceuticals, Inc. (a)(b)	167,412	5,785,759
Ironwood Pharmaceuticals, Inc. Class A (a)	198,200	1,912,630
IsoRay, Inc. (a)(b)	57,047	47,919
Juno Therapeutics, Inc. (a)(b)	101,011	3,552,557
Karyopharm Therapeutics, Inc. (a)	26,763	157,902
Keryx Biopharmaceuticals, Inc. (a)(b)	130,530	524,731
Kindred Biosciences, Inc. (a)	10,713	40,924
Kite Pharma, Inc. (a)(b)	57,324	2,563,529
La Jolla Pharmaceutical Co. (a)	18,994	292,318
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	643,582
Ligand Pharmaceuticals, Inc. Class B (a)(b)	23,017	2,124,009
Lion Biotechnologies, Inc. (a)(b)	61,965	345,765
Loxo Oncology, Inc. (a)(b)	9,155	172,022
Lpath, Inc. (a)	7,871	1,417
Macrogenics, Inc. (a)	37,964	606,665
MannKind Corp. (a)(b)	336,759	346,862
Mast Therapeutics, Inc. (a)(b)	146,638	42,378
Medgenics, Inc. (a)(b)	41,669	172,093
MediciNova, Inc. (a)(b)	31,401	188,406
Medivation, Inc. (a)	226,437	8,099,651
MEI Pharma, Inc. (a)	26,819	31,110
Merrimack Pharmaceuticals, Inc. (a)(b)	159,070	921,015
MiMedx Group, Inc. (a)(b)	155,727	1,281,633
Mirati Therapeutics, Inc. (a)(b)	22,963	484,290
Momenta Pharmaceuticals, Inc. (a)	80,881	679,805
Myriad Genetics, Inc. (a)(b)	99,702	3,489,570
Nanosphere, Inc. (a)(b)	1,812	1,287
NanoViricides, Inc. (a)(b)	32,620	81,550
NantKwest, Inc. (a)(b)	13,853	95,309
Natera, Inc. (a)(b)	9,216	62,208
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	146,989
Neothetics, Inc. (a)(b)	10,095	6,096
Neuralstem, Inc. (a)(b)	106,528	106,528
Neurocrine Biosciences, Inc. (a)	110,210	4,053,524
NewLink Genetics Corp. (a)(b)	24,740	520,530
Northwest Biotherapeutics, Inc. (a)(b)	60,544	111,401
Novavax, Inc. (a)(b)	377,995	1,648,058
Ohr Pharmaceutical, Inc. (a)(b)	32,314	101,789
OncoCyte Corp. (a)(b)	3,324	12,764
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,565	6,339
OncoMed Pharmaceuticals, Inc. (a)	19,892	189,571
Onconova Therapeutics, Inc. (a)	6,241	2,886
Oncothyreon, Inc. (a)(b)	120,855	119,659
Opexa Therapeutics, Inc. (a)(b)	715	1,709
Ophthotech Corp. (a)(b)	50,366	2,268,485
Opko Health, Inc. (a)(b)	463,981	4,315,023
Oragenics, Inc. (a)(b)	9,973	10,571
Orexigen Therapeutics, Inc. (a)	166,751	118,410
Organovo Holdings, Inc. (a)(b)	125,927	283,336
Osiris Therapeutics, Inc. (b)	18,170	129,734
Otonomy, Inc. (a)	38,289	485,122
OvaScience, Inc. (a)(b)	31,036	172,250
OXiGENE, Inc. (a)	561	325
Palatin Technologies, Inc. (a)	9,275	4,545
PDL BioPharma, Inc.	309,517	931,646
Peregrine Pharmaceuticals, Inc. (a)(b)	243,489	97,420
Pfenex, Inc. (a)	21,045	150,261
PharmAthene, Inc. (a)	51,372	87,332
Portola Pharmaceuticals, Inc. (a)(b)	95,806	2,698,855
Progenics Pharmaceuticals, Inc. (a)(b)	85,314	376,235
Proteon Therapeutics, Inc. (a)(b)	5,515	29,671
Prothena Corp. PLC (a)	60,302	1,920,016
PTC Therapeutics, Inc. (a)(b)	53,763	429,029
Puma Biotechnology, Inc. (a)(b)	29,981	1,342,549
Radius Health, Inc. (a)(b)	45,680	1,338,424
Raptor Pharmaceutical Corp. (a)	110,330	381,742
Recro Pharma, Inc. (a)	5,300	35,404
Regeneron Pharmaceuticals, Inc. (a)	109,554	42,070,927
REGENXBIO, Inc. (a)	8,339	101,152
Regulus Therapeutics, Inc. (a)(b)	29,427	193,335
Repligen Corp. (a)(b)	42,236	1,086,732
Retrophin, Inc. (a)(b)	41,038	583,971
Rexahn Pharmaceuticals, Inc. (a)	252,511	87,874
Rigel Pharmaceuticals, Inc. (a)	109,711	249,044
Sage Therapeutics, Inc. (a)	27,948	821,671
Sangamo Biosciences, Inc. (a)(b)	104,366	546,878
Sarepta Therapeutics, Inc. (a)(b)	55,759	764,456
Seattle Genetics, Inc. (a)(b)	167,606	5,060,025
Seres Therapeutics, Inc. (b)	21,515	497,212
Sorrento Therapeutics, Inc. (a)(b)	38,584	233,047
Spark Therapeutics, Inc. (b)	21,750	692,955
Spectrum Pharmaceuticals, Inc. (a)	70,340	317,937
StemCells, Inc. (a)(b)	41,468	17,790
Stemline Therapeutics, Inc. (a)(b)	20,998	101,000
Sunesis Pharmaceuticals, Inc. (a)	32,643	24,482
Synergy Pharmaceuticals, Inc. (a)(b)	128,763	401,741
Synta Pharmaceuticals Corp. (a)(b)	141,508	32,193
Synthetic Biologics, Inc. (a)(b)	84,770	162,758
T2 Biosystems, Inc. (a)(b)	10,617	84,830
Tenax Therapeutics, Inc. (a)(b)	1,373	3,117
TESARO, Inc. (a)	40,199	1,626,452
TetraLogic Pharmaceuticals Corp. (a)(b)	5,276	580
TG Therapeutics, Inc. (a)(b)	56,494	470,595
Threshold Pharmaceuticals, Inc. (a)(b)	66,603	15,019
Tobira Therapeutics, Inc. (a)(b)	1,768	12,517
Tokai Pharmaceuticals, Inc. (a)(b)	5,465	34,812
TONIX Pharmaceuticals Holding (a)(b)	17,169	42,579
TRACON Pharmaceuticals, Inc. (b)	4,111	27,297
Trevena, Inc. (a)	37,023	309,883
Trovagene, Inc. (a)(b)	33,847	174,312
Ultragenyx Pharmaceutical, Inc. (a)	50,781	3,097,133
United Therapeutics Corp. (a)(b)	66,022	8,050,723
Vanda Pharmaceuticals, Inc. (a)	64,409	505,611
Verastem, Inc. (a)	47,048	52,694
Vericel Corp. (a)	3,923	7,924
Versartis, Inc. (a)(b)	25,643	168,475
Vertex Pharmaceuticals, Inc. (a)	348,080	29,757,359
Vical, Inc. (a)	65,666	23,870
Vitae Pharmaceuticals, Inc. (a)	16,202	146,304
Vital Therapies, Inc. (a)(b)	26,714	221,726
Voyager Therapeutics, Inc. (a)(b)	6,634	63,487
Xbiotech, Inc.	6,256	47,921
Xencor, Inc. (a)	39,671	436,381
XOMA Corp. (a)(b)	99,609	75,703
Zafgen, Inc. (a)(b)	24,672	154,447
ZIOPHARM Oncology, Inc. (a)(b)	168,209	1,322,123
		994,061,259
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc.	29,889	1,172,247
Abbott Laboratories	2,116,011	81,974,266
Abiomed, Inc. (a)(b)	55,272	4,422,313
Accuray, Inc. (a)(b)	120,573	608,894
Alere, Inc. (a)	124,153	6,617,355
Align Technology, Inc. (a)	108,516	7,165,311
Alliqua Biomedical, Inc. (a)	4,397	4,397
Alphatec Holdings, Inc. (a)	36,801	6,992
Analogic Corp.	19,536	1,464,809
Angiodynamics, Inc. (a)(b)	38,160	414,799
Anika Therapeutics, Inc. (a)(b)	16,592	748,797
Antares Pharma, Inc. (a)(b)	159,300	152,928
Atossa Genetics, Inc. (a)	789	327
Atricure, Inc. (a)(b)	34,596	573,256
Atrion Corp.	1,969	739,852
Avinger, Inc. (b)	5,723	88,306
AxoGen, Inc. (a)	17,932	93,246
Baxter International, Inc.	766,139	30,270,152
Becton, Dickinson & Co.	295,776	43,612,171
BioLase Technology, Inc. (a)(b)	31,172	27,743
Boston Scientific Corp. (a)	1,887,460	32,049,071
C.R. Bard, Inc.	106,260	20,442,299
Cantel Medical Corp.	57,107	3,633,718
Cardica, Inc. (a)	2,377	9,698
Cardiovascular Systems, Inc. (a)	37,106	310,206
Cerus Corp. (a)(b)	120,620	591,038
Cesca Therapeutics, Inc. (a)	15,844	3,516
Cogentix Medical, Inc. (a)	1,160	1,288
ConforMis, Inc. (a)	12,821	116,799
CONMED Corp.	37,823	1,503,086
Cryolife, Inc.	28,209	302,118
Cutera, Inc. (a)	15,449	182,762
Cynosure, Inc. Class A (a)(b)	29,827	1,213,064
CytoSorbents Corp. (a)	24,969	128,840
Delcath Systems, Inc. (a)	7,494	2,063
Dentsply Sirona, Inc. (b)	350,331	21,356,178
Derma Sciences, Inc. (a)(b)	27,081	89,367
DexCom, Inc. (a)	120,657	7,849,944
Echo Therapeutics, Inc. (a)	2,009	2,250
Edwards Lifesciences Corp. (a)	304,852	26,522,124
EndoChoice Holdings, Inc. (a)(b)	14,301	64,211
Endologix, Inc. (a)(b)	95,674	824,710
Entellus Medical, Inc. (b)	6,359	101,808
EnteroMedics, Inc. (a)(b)	3,563	3,848
ERBA Diagnostics, Inc. (a)	3,094	3,682
Exactech, Inc. (a)	10,055	187,526
Fonar Corp. (a)	7,275	119,601
Genmark Diagnostics, Inc. (a)(b)	59,054	292,317
Glaukos Corp. (b)	10,150	167,069
Globus Medical, Inc. (a)	98,982	2,405,263
Greatbatch, Inc. (a)	40,499	1,530,862
Haemonetics Corp. (a)	76,590	2,457,007
Halyard Health, Inc. (a)(b)	61,968	1,581,423
Hansen Medical, Inc. (a)(b)	4,869	11,929
HeartWare International, Inc. (a)(b)	22,502	719,164
Hill-Rom Holdings, Inc.	96,355	4,466,054
Hologic, Inc. (a)	344,492	11,929,758
ICU Medical, Inc. (a)	22,160	2,036,504
IDEXX Laboratories, Inc. (a)(b)	128,301	9,386,501
Inogen, Inc. (a)(b)	23,819	814,133
Insulet Corp. (a)	77,713	2,381,126
Integra LifeSciences Holdings Corp. (a)	40,567	2,489,191
Intuitive Surgical, Inc. (a)	52,709	29,678,330
Invacare Corp. (b)	43,063	521,493
InVivo Therapeutics Holdings Corp. (a)(b)	33,290	156,130
Invuity, Inc.	4,307	31,570
IRadimed Corp. (a)(b)	3,077	54,863
K2M Group Holdings, Inc. (a)	37,003	438,116
Kewaunee Scientific Corp.	1,376	22,319
LDR Holding Corp. (a)	31,269	648,832
LeMaitre Vascular, Inc.	20,554	302,760
LivaNova PLC (a)(b)	66,813	3,770,926
Masimo Corp. (a)	62,689	2,372,152
Medtronic PLC	1,991,673	154,135,573
MELA Sciences, Inc. (a)	4,012	4,052
Meridian Bioscience, Inc.	58,579	1,180,367
Merit Medical Systems, Inc. (a)	59,719	1,123,314
Misonix, Inc. (a)	3,683	22,098
Natus Medical, Inc. (a)(b)	43,776	1,589,944
Neogen Corp. (a)	51,466	2,534,701
Nevro Corp. (a)(b)	20,043	1,154,477
NuVasive, Inc. (a)	67,855	2,836,339
NxStage Medical, Inc. (a)	80,302	1,196,500
OraSure Technologies, Inc. (a)	68,939	462,581
Orthofix International NV (a)	27,349	1,050,475
Penumbra, Inc. (a)(b)	8,396	391,422
PhotoMedex, Inc. (a)(b)	6,551	3,931
Quidel Corp. (a)(b)	41,985	657,905
ResMed, Inc.	201,681	11,477,666
Retractable Technologies, Inc. (a)	5,248	13,225
Rockwell Medical Technologies, Inc. (a)(b)	62,388	598,925
RTI Biologics, Inc. (a)	100,701	352,454
Seaspine Holdings Corp. (a)	11,601	146,173
Second Sight Medical Products, Inc. (a)(b)	17,911	91,704
Sientra, Inc. (a)(b)	16,353	114,471
St. Jude Medical, Inc.	401,399	21,551,112
Staar Surgical Co. (a)(b)	34,338	213,926
Stereotaxis, Inc. (a)	3,270	2,878
Steris PLC	126,048	8,107,407
Stryker Corp.	460,274	45,972,167
SurModics, Inc. (a)	19,525	364,337
Symmetry Surgical, Inc. (a)	7,341	70,033
Synergetics U.S.A., Inc.	19,727	3,748
Tandem Diabetes Care, Inc. (a)	25,765	230,339
TearLab Corp. (a)(b)	17,390	14,608
Teleflex, Inc. (b)	59,850	8,547,777
The Cooper Companies, Inc.	71,312	10,194,764
The Spectranetics Corp. (a)(b)	57,749	818,881
TransEnterix, Inc. (a)(b)	90,218	289,600
Unilife Corp. (a)(b)	142,037	119,524
Utah Medical Products, Inc.	13,511	800,527
Varian Medical Systems, Inc. (a)(b)	134,041	10,484,687
Vascular Solutions, Inc. (a)	22,122	664,987
Veracyte, Inc. (a)(b)	15,721	103,759
Vermillion, Inc. (a)(b)	5,249	8,503
West Pharmaceutical Services, Inc.	106,395	6,598,618
Wright Medical Group NV (a)	122,077	2,086,296
Zeltiq Aesthetics, Inc. (a)(b)	45,928	1,057,722
Zimmer Biomet Holdings, Inc. (b)	252,611	24,455,271
		702,338,536
Health Care Providers & Services - 2.6%
AAC Holdings, Inc. (a)(b)	12,779	260,692
Acadia Healthcare Co., Inc. (a)(b)	99,001	5,485,645
Aceto Corp.	47,837	1,026,104
Addus HomeCare Corp. (a)	8,816	200,123
Adeptus Health, Inc. Class A (a)(b)	16,885	961,094
Aetna, Inc.	491,433	53,384,367
Air Methods Corp. (a)(b)	49,537	1,799,679
Alliance Healthcare Services, Inc. (a)	17,141	122,558
Almost Family, Inc. (a)(b)	9,932	375,032
Amedisys, Inc. (a)(b)	47,206	1,734,348
AmerisourceBergen Corp.	279,397	24,201,368
AMN Healthcare Services, Inc. (a)(b)	76,320	2,169,778
AmSurg Corp. (a)(b)	73,682	5,014,060
Anthem, Inc.	370,214	48,383,268
BioScrip, Inc. (a)(b)	97,179	209,907
BioTelemetry, Inc. (a)	34,161	411,982
Brookdale Senior Living, Inc. (a)	279,658	4,018,685
Caladrius Biosciences, Inc. (a)(b)	95,298	54,701
Capital Senior Living Corp. (a)	37,012	632,165
Cardinal Health, Inc.	463,330	37,854,061
Centene Corp. (a)(b)	171,084	9,744,945
Chemed Corp.	24,465	3,143,753
Cigna Corp.	365,846	51,075,760
Civitas Solutions, Inc. (a)	27,734	512,802
Community Health Systems, Inc. (a)	158,550	2,397,276
Corvel Corp. (a)	17,696	734,207
Cross Country Healthcare, Inc. (a)	40,427	501,699
DaVita HealthCare Partners, Inc. (a)	234,142	15,446,348
Diplomat Pharmacy, Inc. (a)(b)	48,639	1,732,521
Envision Healthcare Holdings, Inc. (a)	259,143	5,698,555
ExamWorks Group, Inc. (a)(b)	57,525	1,673,978
Express Scripts Holding Co. (a)	956,385	67,310,376
Five Star Quality Care, Inc. (a)	46,768	110,840
Genesis HealthCare, Inc. Class A (a)	27,157	48,339
HCA Holdings, Inc. (a)	444,475	30,762,115
Health Net, Inc. (a)	102,148	6,355,649
HealthEquity, Inc. (a)(b)	44,175	919,724
HealthSouth Corp.	148,138	5,218,902
Healthways, Inc. (a)	52,424	552,025
Henry Schein, Inc. (a)	116,933	19,346,565
Hooper Holmes, Inc. (a)	6,267	689
Humana, Inc.	208,213	36,847,455
Kindred Healthcare, Inc. (b)	116,492	1,224,331
Laboratory Corp. of America Holdings (a)	141,791	15,574,323
Landauer, Inc. (b)	14,935	434,160
LHC Group, Inc. (a)	17,602	627,159
LifePoint Hospitals, Inc. (a)	62,560	3,901,242
Magellan Health Services, Inc. (a)	36,747	2,314,510
McKesson Corp.	324,798	50,545,065
MEDNAX, Inc. (a)	135,220	9,065,149
Molina Healthcare, Inc. (a)(b)	61,199	3,796,786
National Healthcare Corp.	18,256	1,170,757
National Research Corp. Class A	3,663	54,835
Owens & Minor, Inc.	80,650	3,178,417
Patterson Companies, Inc. (b)	121,189	5,264,450
PDI, Inc. (a)	1,365	273
PharMerica Corp. (a)	42,657	985,803
Premier, Inc. (a)	82,287	2,675,973
Providence Service Corp. (a)	16,922	803,964
Quest Diagnostics, Inc.	197,273	13,124,573
RadNet, Inc. (a)	43,227	246,394
Select Medical Holdings Corp. (b)	156,540	1,532,527
Sharps Compliance Corp. (a)	12,687	67,875
Surgery Partners, Inc. (a)(b)	43,549	571,798
Surgical Care Affiliates, Inc. (a)	41,301	1,673,930
Team Health Holdings, Inc. (a)	99,686	4,443,005
Teladoc, Inc. (b)	14,068	194,560
Tenet Healthcare Corp. (a)(b)	137,841	3,421,214
The Ensign Group, Inc.	62,874	1,289,546
Triple-S Management Corp. (a)(b)	31,318	821,158
Trupanion, Inc. (a)(b)	5,857	53,182
U.S. Physical Therapy, Inc.	15,784	800,091
UnitedHealth Group, Inc.	1,349,428	160,716,875
Universal American Spin Corp.	80,062	534,814
Universal Health Services, Inc. Class B	132,557	14,630,316
VCA, Inc. (a)	109,673	5,596,613
Wellcare Health Plans, Inc. (a)	62,622	5,627,839
		765,397,647
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	251,489	3,148,642
athenahealth, Inc. (a)(b)	53,240	6,871,687
Castlight Health, Inc. Class B (a)(b)	69,240	229,877
Cerner Corp. (a)	426,264	21,765,040
Computer Programs & Systems, Inc. (b)	21,937	1,242,950
Connecture, Inc. (a)	7,971	23,833
Evolent Health, Inc. (b)	12,390	124,520
HealthStream, Inc. (a)	34,016	703,111
HMS Holdings Corp. (a)(b)	114,613	1,509,453
iCAD, Inc. (a)	14,864	66,442
Imprivata, Inc. (a)	18,248	210,582
IMS Health Holdings, Inc. (a)	202,189	5,212,432
Inovalon Holdings, Inc. Class A (b)	65,769	1,130,569
Medidata Solutions, Inc. (a)(b)	73,311	2,529,230
Omnicell, Inc. (a)	45,461	1,244,268
Press Ganey Holdings, Inc. (b)	38,440	1,014,047
Quality Systems, Inc.	73,135	1,137,249
Simulations Plus, Inc.	6,008	57,497
Veeva Systems, Inc. Class A (a)(b)	119,002	2,890,559
Vocera Communications, Inc. (a)	39,674	549,485
		51,661,473
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	35,982	432,863
Affymetrix, Inc. (a)(b)	111,130	1,560,265
Agilent Technologies, Inc.	474,163	17,709,988
Albany Molecular Research, Inc. (a)(b)	31,313	461,554
Bio-Rad Laboratories, Inc. Class A (a)	30,427	4,096,691
Bio-Techne Corp.	50,985	4,376,552
Bruker Corp.	149,896	3,894,298
Cambrex Corp. (a)	45,603	1,758,908
Charles River Laboratories International, Inc. (a)	61,660	4,527,694
Enzo Biochem, Inc. (a)	40,983	173,768
Fluidigm Corp. (a)(b)	38,600	255,918
Harvard Bioscience, Inc. (a)	18,919	52,027
Illumina, Inc. (a)	206,750	31,062,120
INC Research Holdings, Inc. Class A (a)	44,703	1,773,815
Luminex Corp. (a)(b)	60,397	1,128,216
Mettler-Toledo International, Inc. (a)	38,205	12,031,137
Nanostring Technologies, Inc. (a)(b)	9,816	118,185
NeoGenomics, Inc. (a)	77,966	496,643
Pacific Biosciences of California, Inc. (a)(b)	83,140	689,231
PAREXEL International Corp. (a)(b)	73,562	4,317,354
PerkinElmer, Inc.	154,269	7,290,753
PRA Health Sciences, Inc. (a)(b)	27,639	1,193,176
pSivida Corp. (a)	25,265	68,468
Quintiles Transnational Holdings, Inc. (a)	141,572	8,877,980
Sequenom, Inc. (a)(b)	174,667	256,760
Thermo Fisher Scientific, Inc.	563,799	72,837,193
VWR Corp. (a)(b)	91,687	2,237,163
Waters Corp. (a)	114,215	13,741,207
		197,419,927
Pharmaceuticals - 4.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	24,453	90,721
Achaogen, Inc. (a)	5,847	20,465
Aclaris Therapeutics, Inc. (b)	5,537	101,549
Acura Pharmaceuticals, Inc. (a)	577	1,246
Aerie Pharmaceuticals, Inc. (a)(b)	32,186	542,012
Agile Therapeutics, Inc. (a)	10,141	58,412
Akorn, Inc. (a)(b)	111,008	2,951,703
Alexza Pharmaceuticals, Inc. (a)(b)	13,886	8,762
Alimera Sciences, Inc. (a)(b)	22,049	47,405
Allergan PLC (a)	558,325	161,975,666
Amphastar Pharmaceuticals, Inc. (a)	85,880	904,316
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	125,845
ANI Pharmaceuticals, Inc. (a)(b)	10,919	360,982
ANI Pharmaceuticals, Inc. rights	21,445	0
Apricus Biosciences, Inc. (a)(b)	57,256	60,119
Aratana Therapeutics, Inc. (a)(b)	38,612	126,261
Assembly Biosciences, Inc. (a)	16,884	76,653
AstraZeneca PLC rights (a)	7,692	0
Bio Path Holdings, Inc. (a)	166,645	296,628
Biodel, Inc. (a)(b)	8,109	2,757
Biodelivery Sciences International, Inc. (a)(b)	50,079	194,307
Bristol-Myers Squibb Co.	2,362,851	146,331,362
Carbylan Therapeutics, Inc.	7,125	4,418
Catalent, Inc. (a)(b)	142,517	3,458,888
Cempra, Inc. (a)(b)	71,084	1,196,344
Collegium Pharmaceutical, Inc. (b)	17,859	311,461
ContraVir Pharmaceuticals, Inc. (a)(b)	21,838	19,217
Corcept Therapeutics, Inc. (a)(b)	104,137	397,803
Corium International, Inc. (a)	8,034	36,796
Cumberland Pharmaceuticals, Inc. (a)	7,158	33,428
CymaBay Therapeutics, Inc. (a)	11,918	13,706
DepoMed, Inc. (a)(b)	77,131	1,178,562
Dermira, Inc. (a)(b)	23,674	545,922
Dipexium Pharmaceuticals, Inc. (a)	2,325	17,438
Durect Corp. (a)	121,504	137,300
Egalet Corp. (a)(b)	12,340	83,418
Eli Lilly & Co.	1,383,737	99,629,064
Endo Health Solutions, Inc. (a)	295,567	12,357,656
Endocyte, Inc. (a)(b)	47,373	142,593
Flex Pharma, Inc. (b)	10,224	75,964
Heska Corp. (a)	7,306	237,883
Horizon Pharma PLC (a)(b)	202,070	3,467,521
Impax Laboratories, Inc. (a)	96,013	3,138,665
Innoviva, Inc. (b)	113,621	1,331,638
Intersect ENT, Inc. (a)(b)	23,374	422,602
Intra-Cellular Therapies, Inc. (a)(b)	42,618	1,198,418
Jazz Pharmaceuticals PLC (a)	90,412	10,992,291
Johnson & Johnson	3,919,771	412,399,107
Juniper Pharmaceuticals, Inc. (a)	11,831	88,614
KemPharm, Inc.	5,081	82,871
Lannett Co., Inc. (a)(b)	37,876	952,960
Lipocine, Inc. (a)(b)	20,645	208,515
Mallinckrodt PLC (a)	165,519	10,763,701
Marinus Pharmaceuticals, Inc. (a)	9,220	37,433
Merck & Co., Inc.	3,954,604	198,560,667
Mylan N.V. (b)	583,111	26,280,813
MyoKardia, Inc. (a)(b)	7,583	53,839
Nektar Therapeutics (a)(b)	178,486	1,993,689
Neos Therapeutics, Inc. (a)(b)	6,862	68,002
Ocera Therapeutics, Inc. (a)	10,720	30,016
Ocular Therapeutix, Inc. (a)(b)	12,307	96,856
Omeros Corp. (a)(b)	47,654	483,212
Pacira Pharmaceuticals, Inc. (a)(b)	51,802	2,694,222
Pain Therapeutics, Inc. (a)	34,536	63,546
Paratek Pharmaceuticals, Inc. (a)(b)	7,190	109,863
Pernix Therapeutics Holdings, Inc. (a)(b)	41,085	90,387
Perrigo Co. PLC	207,022	26,136,528
Pfizer, Inc.	8,740,668	259,335,620
Phibro Animal Health Corp. Class A	37,189	1,028,648
Prestige Brands Holdings, Inc. (a)	76,873	3,759,090
Relypsa, Inc. (a)(b)	39,549	524,420
Repros Therapeutics, Inc. (a)(b)	24,715	21,255
Revance Therapeutics, Inc. (a)(b)	27,269	482,252
Sagent Pharmaceuticals, Inc. (a)	32,265	457,518
SciClone Pharmaceuticals, Inc. (a)(b)	64,805	642,866
SCYNEXIS, Inc. (a)	16,272	79,733
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	523,054
Supernus Pharmaceuticals, Inc. (a)	44,238	554,745
Teligent, Inc. (a)(b)	56,579	330,987
Tetraphase Pharmaceuticals, Inc. (a)(b)	45,007	181,828
The Medicines Company (a)(b)	97,675	3,141,228
TherapeuticsMD, Inc. (a)(b)	221,904	1,355,833
Theravance Biopharma, Inc. (a)(b)	35,043	550,876
VIVUS, Inc. (a)(b)	157,068	163,351
XenoPort, Inc. (a)	89,350	399,395
Zoetis, Inc. Class A	670,386	27,526,049
Zogenix, Inc. (a)(b)	27,884	295,570
		1,437,255,326

TOTAL HEALTH CARE		4,148,134,168

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.4%
AAR Corp.	51,954	1,106,101
Aerojet Rocketdyne Holdings, Inc. (a)(b)	117,365	1,822,678
AeroVironment, Inc. (a)(b)	28,081	698,655
American Science & Engineering, Inc. (b)	13,204	313,067
API Technologies Corp. (a)	22,349	43,581
Astronics Corp. (a)	34,623	1,101,358
Astrotech Corp. (a)(b)	8,707	11,580
BE Aerospace, Inc.	141,394	6,167,606
BWX Technologies, Inc.	145,382	4,637,686
CPI Aerostructures, Inc. (a)(b)	3,805	33,674
Cubic Corp.	40,394	1,419,445
Curtiss-Wright Corp.	69,241	4,887,722
DigitalGlobe, Inc. (a)	93,900	1,412,256
Ducommun, Inc. (a)	15,643	224,946
Engility Holdings, Inc.	28,046	406,947
Erickson Air-Crane, Inc. (a)(b)	6,239	10,606
Esterline Technologies Corp. (a)	42,180	2,362,502
General Dynamics Corp.	420,211	57,262,153
HEICO Corp.	38,297	2,202,460
HEICO Corp. Class A	50,828	2,221,184
Hexcel Corp.	131,954	5,453,659
Honeywell International, Inc.	1,089,507	110,421,534
Huntington Ingalls Industries, Inc.	67,521	8,849,302
Innovative Solutions & Support, Inc. (a)	21,878	56,008
KEYW Holding Corp. (a)(b)	59,019	367,688
KLX, Inc. (a)	87,459	2,447,977
Kratos Defense & Security Solutions, Inc. (a)(b)	44,930	150,066
L-3 Communications Holdings, Inc.	113,356	13,297,792
LMI Aerospace, Inc. (a)	6,877	65,744
Lockheed Martin Corp.	374,439	80,800,192
Micronet Enertec Technologies, Inc. (a)	3,018	6,036
Moog, Inc. Class A (a)	52,323	2,259,307
National Presto Industries, Inc. (b)	7,356	598,778
Northrop Grumman Corp.	257,615	49,518,755
Orbital ATK, Inc.	86,159	7,216,678
Raytheon Co.	424,591	52,585,595
Rockwell Collins, Inc.	183,379	16,058,499
SIFCO Industries, Inc. (a)	891	7,395
Sparton Corp. (a)	13,384	192,328
Spirit AeroSystems Holdings, Inc. Class A (a)	174,536	8,028,656
Taser International, Inc. (a)(b)	67,735	1,312,704
Teledyne Technologies, Inc. (a)	51,475	4,384,641
Textron, Inc.	393,076	13,423,545
The Boeing Co.	889,433	105,113,192
TransDigm Group, Inc. (a)(b)	77,714	16,598,156
Triumph Group, Inc.	72,958	2,222,301
United Technologies Corp.	1,099,456	106,229,439
Vectrus, Inc. (a)	13,322	256,449
		696,268,623
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	1,252,008
Atlas Air Worldwide Holdings, Inc. (a)(b)	36,312	1,314,858
C.H. Robinson Worldwide, Inc.	198,842	13,885,137
Echo Global Logistics, Inc. (a)(b)	37,411	954,355
Expeditors International of Washington, Inc. (b)	275,514	12,613,031
FedEx Corp.	373,554	51,132,072
Forward Air Corp.	48,035	1,955,985
Hub Group, Inc. Class A (a)(b)	55,422	2,046,180
Park-Ohio Holdings Corp.	11,143	327,604
Radiant Logistics, Inc. (a)	31,086	98,543
United Parcel Service, Inc. Class B	980,699	94,686,488
XPO Logistics, Inc. (a)(b)	122,516	3,033,496
		183,299,757
Airlines - 0.7%
Alaska Air Group, Inc.	180,119	13,310,794
Allegiant Travel Co.	18,620	3,051,446
American Airlines Group, Inc.	890,725	36,519,725
Delta Air Lines, Inc.	1,111,465	53,617,072
Hawaiian Holdings, Inc. (a)	71,807	3,089,137
JetBlue Airways Corp. (a)(b)	437,795	9,631,490
SkyWest, Inc.	74,465	1,344,093
Southwest Airlines Co.	917,875	38,504,856
Spirit Airlines, Inc. (a)	103,078	4,921,975
United Continental Holdings, Inc. (a)	527,068	30,179,914
Virgin America, Inc. (a)(b)	25,461	794,129
		194,964,631
Building Products - 0.3%
A.O. Smith Corp.	99,107	6,975,151
AAON, Inc.	75,766	1,878,997
Advanced Drain Systems, Inc. Del (b)	45,801	888,539
Allegion PLC	134,540	8,476,020
American Woodmark Corp. (a)	18,194	1,242,468
Apogee Enterprises, Inc.	39,034	1,558,628
Armstrong World Industries, Inc. (a)	63,788	2,585,328
Builders FirstSource, Inc. (a)	87,836	696,539
Continental Building Products, Inc. (a)	51,332	866,484
CSW Industrials, Inc. (a)	20,957	639,189
Fortune Brands Home & Security, Inc.	217,954	10,945,650
GCP Applied Technologies, Inc. (a)	96,180	1,705,271
Gibraltar Industries, Inc. (a)	56,316	1,391,850
Griffon Corp.	51,595	766,702
Insteel Industries, Inc.	29,073	761,131
Lennox International, Inc.	54,461	7,036,906
Masco Corp.	462,440	13,040,808
Masonite International Corp. (a)	44,182	2,540,907
NCI Building Systems, Inc. (a)	36,312	397,253
Nortek, Inc. (a)	17,394	717,155
Owens Corning	164,431	7,057,379
Patrick Industries, Inc. (a)	27,897	1,232,768
PGT, Inc. (a)	69,278	685,159
Ply Gem Holdings, Inc. (a)(b)	26,171	266,944
Quanex Building Products Corp.	44,676	769,321
Simpson Manufacturing Co. Ltd.	63,559	2,157,192
Trex Co., Inc. (a)(b)	46,832	2,017,054
Universal Forest Products, Inc.	26,737	2,051,263
USG Corp. (a)(b)	126,529	2,695,068
		84,043,124
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	75,167	2,360,244
ACCO Brands Corp. (a)(b)	148,977	1,089,022
ADT Corp.	232,716	9,394,745
ARC Document Solutions, Inc. (a)	46,203	161,711
Brady Corp. Class A	63,375	1,655,989
Casella Waste Systems, Inc. Class A (a)	64,851	384,566
CECO Environmental Corp.	40,679	252,617
Cenveo, Inc. (a)(b)	104,135	39,571
Cintas Corp.	123,729	10,391,999
Clean Harbors, Inc. (a)(b)	69,999	2,981,957
Copart, Inc. (a)	164,264	6,200,966
Covanta Holding Corp. (b)	187,190	2,607,557
Deluxe Corp.	66,088	3,794,112
Ennis, Inc.	34,279	676,667
Essendant, Inc.	50,673	1,493,333
Fuel Tech, Inc. (a)(b)	51,934	80,498
G&K Services, Inc. Class A	25,825	1,712,198
Healthcare Services Group, Inc.	110,256	3,911,883
Heritage-Crystal Clean, Inc. (a)	18,564	142,572
Herman Miller, Inc.	75,463	1,968,830
HNI Corp.	64,768	2,189,806
Hudson Technologies, Inc. (a)	16,311	53,011
Industrial Services of America, Inc. (a)(b)	1,620	2,851
InnerWorkings, Inc. (a)(b)	48,216	331,726
Interface, Inc.	108,800	1,729,920
Intersections, Inc. (a)(b)	12,865	29,975
KAR Auction Services, Inc.	189,260	6,701,697
Kimball International, Inc. Class B	40,502	426,486
Knoll, Inc.	66,282	1,265,986
Matthews International Corp. Class A	51,789	2,453,245
McGrath RentCorp.	31,203	767,594
Mobile Mini, Inc.	62,262	1,789,410
Msa Safety, Inc.	42,693	1,864,403
Multi-Color Corp.	17,843	868,597
NL Industries, Inc. (a)	6,707	16,969
Performant Financial Corp. (a)	31,038	51,213
Perma-Fix Environmental Services, Inc. (a)	6,937	26,152
Pitney Bowes, Inc.	304,285	5,513,644
Quad/Graphics, Inc.	35,149	444,986
Quest Resource Holding Corp. (a)	23,818	11,552
R.R. Donnelley & Sons Co.	292,033	4,433,061
Republic Services, Inc.	340,342	15,553,629
Rollins, Inc.	144,246	3,971,092
SP Plus Corp. (a)(b)	26,102	651,767
Steelcase, Inc. Class A	122,865	1,534,584
Stericycle, Inc. (a)(b)	121,463	13,838,280
Team, Inc. (a)(b)	26,663	683,373
Tetra Tech, Inc.	81,994	2,257,295
The Brink's Co.	75,766	2,216,156
TRC Companies, Inc. (a)	33,064	219,876
Tyco International Ltd.	599,837	21,102,266
U.S. Ecology, Inc.	29,546	1,093,202
UniFirst Corp.	21,730	2,290,559
Viad Corp.	28,239	800,858
Virco Manufacturing Co. (a)	2,682	8,717
VSE Corp.	5,397	338,446
Waste Connections, Inc.	172,573	10,642,577
Waste Management, Inc. (b)	600,982	33,564,845
West Corp.	75,610	1,684,591
		194,725,434
Construction & Engineering - 0.2%
AECOM (a)	219,457	6,026,289
Aegion Corp. (a)	54,146	980,584
Ameresco, Inc. Class A (a)(b)	38,199	196,343
Argan, Inc.	18,225	588,121
Chicago Bridge & Iron Co. NV	128,851	4,321,663
Comfort Systems U.S.A., Inc.	53,460	1,499,553
Dycom Industries, Inc. (a)(b)	45,168	2,573,221
EMCOR Group, Inc.	92,010	4,220,499
Fluor Corp.	201,037	9,255,743
Furmanite Corp. (a)	40,654	226,849
Goldfield Corp.	41,171	48,993
Granite Construction, Inc.	70,943	2,940,587
Great Lakes Dredge & Dock Corp. (a)	77,922	264,935
HC2 Holdings, Inc. (b)	34,987	139,248
Integrated Electrical Services, Inc. (a)	16,326	210,442
Jacobs Engineering Group, Inc. (a)	169,757	6,561,108
KBR, Inc.	198,749	2,748,699
Layne Christensen Co. (a)(b)	24,456	155,296
MasTec, Inc. (a)(b)	84,984	1,443,028
MYR Group, Inc. (a)	33,116	742,792
Northwest Pipe Co. (a)	12,188	125,536
NV5 Holdings, Inc. (a)(b)	4,637	101,458
Orion Marine Group, Inc. (a)	33,745	121,145
Primoris Services Corp.	58,483	1,249,197
Quanta Services, Inc. (a)	227,929	4,624,679
Sterling Construction Co., Inc. (a)	31,847	171,974
Tutor Perini Corp. (a)	59,902	800,291
		52,338,273
Electrical Equipment - 0.6%
Active Power, Inc. (a)	10,523	9,681
Acuity Brands, Inc.	61,619	12,904,867
Allied Motion Technologies, Inc.	7,712	142,364
American Superconductor Corp. (a)(b)	12,677	86,837
AMETEK, Inc.	328,871	15,262,903
AZZ, Inc.	39,890	2,014,445
Babcock & Wilcox Enterprises, Inc. (a)	79,258	1,547,909
Broadwind Energy, Inc. (a)	15,938	29,167
Capstone Turbine Corp. (a)(b)	40,707	47,627
Eaton Corp. PLC	661,787	37,529,941
Emerson Electric Co.	928,995	45,362,826
Encore Wire Corp.	29,513	1,066,600
Energous Corp. (a)(b)	14,279	107,806
Energy Focus, Inc. (a)(b)	8,003	101,958
EnerSys	62,084	3,188,634
Enphase Energy, Inc. (a)(b)	30,890	71,974
Espey Manufacturing & Electronics Corp.	2,015	51,342
Franklin Electric Co., Inc.	55,804	1,665,749
FuelCell Energy, Inc. (a)(b)	29,786	170,078
Generac Holdings, Inc. (a)	94,039	3,266,915
General Cable Corp.	78,815	677,021
Global Power Equipment Group, Inc.	16,601	46,815
Hubbell, Inc. Class B	78,881	7,837,616
LSI Industries, Inc.	30,437	328,720
Ocean Power Technologies, Inc. (a)	1,104	1,479
Orion Energy Systems, Inc. (a)	20,733	29,234
Plug Power, Inc. (a)(b)	250,992	522,063
Powell Industries, Inc.	13,455	356,154
Power Solutions International, Inc. (a)(b)	4,960	49,600
PowerSecure International, Inc. (a)	34,256	637,162
Preformed Line Products Co.	1,961	64,125
Real Goods Solar, Inc. (a)	2,045	961
Regal Beloit Corp.	65,485	3,574,171
Revolution Lighting Technologies, Inc. (a)(b)	38,693	29,871
Rockwell Automation, Inc.	185,047	19,261,542
Sensata Technologies Holding BV (a)	240,761	8,212,358
SL Industries, Inc. (a)	4,048	136,822
SolarCity Corp. (a)(b)	81,949	1,510,320
Sunrun, Inc. (a)(b)	23,789	133,694
Thermon Group Holdings, Inc. (a)(b)	46,212	783,293
Ultralife Corp. (a)	13,410	67,184
Vicor Corp. (a)	18,023	149,591
		169,039,419
Industrial Conglomerates - 2.1%
3M Co.	871,096	136,648,830
Carlisle Companies, Inc.	89,692	8,086,631
Danaher Corp.	840,081	74,994,031
General Electric Co.	13,356,569	389,210,421
Raven Industries, Inc.	54,733	836,320
Roper Technologies, Inc.	144,154	24,207,781
		633,984,014
Machinery - 1.6%
Accuride Corp. (a)	79,004	101,125
Actuant Corp. Class A (b)	91,777	2,148,500
AGCO Corp.	111,076	5,497,151
Alamo Group, Inc.	17,898	928,727
Albany International Corp. Class A	47,080	1,724,070
Allison Transmission Holdings, Inc.	252,235	5,972,925
Altra Industrial Motion Corp.	32,780	796,882
American Railcar Industries, Inc. (b)	11,797	486,862
ARC Group Worldwide, Inc. (a)	1,450	2,436
Astec Industries, Inc.	28,918	1,255,909
Barnes Group, Inc.	71,310	2,446,646
Blount International, Inc. (a)	66,620	646,214
Briggs & Stratton Corp.	55,838	1,187,674
Caterpillar, Inc. (b)	818,838	55,435,333
Chart Industries, Inc. (a)	41,574	838,548
CIRCOR International, Inc.	26,680	1,069,601
CLARCOR, Inc.	71,056	3,420,636
Colfax Corp. (a)(b)	138,570	3,507,207
Columbus McKinnon Corp. (NY Shares)	26,972	373,562
Commercial Vehicle Group, Inc. (a)	77,079	193,468
Crane Co.	67,099	3,291,206
Cummins, Inc.	231,459	22,583,455
Deere & Co. (b)	438,767	35,180,338
Donaldson Co., Inc.	189,419	5,349,193
Douglas Dynamics, Inc.	29,195	571,054
Dover Corp.	214,284	13,024,182
Dynamic Materials Corp.	17,783	98,340
Eastern Co.	2,354	37,287
Energy Recovery, Inc. (a)(b)	81,715	593,251
EnPro Industries, Inc.	33,499	1,737,928
ESCO Technologies, Inc.	36,472	1,301,686
ExOne Co. (a)(b)	13,829	126,397
Federal Signal Corp.	91,334	1,083,221
Flowserve Corp. (b)	184,304	7,744,454
FreightCar America, Inc.	19,411	288,642
Gencor Industries, Inc. (a)	1,849	25,091
Global Brass & Copper Holdings, Inc.	28,348	624,790
Gorman-Rupp Co.	28,251	713,620
Graco, Inc.	80,230	6,283,614
Graham Corp.	12,124	222,718
Greenbrier Companies, Inc. (b)	36,200	921,290
Hardinge, Inc.	14,874	131,784
Harsco Corp.	106,500	403,635
Hillenbrand, Inc.	98,419	2,767,542
Hurco Companies, Inc.	6,325	164,134
Hyster-Yale Materials Handling Class A	12,438	735,335
IDEX Corp.	119,973	9,017,171
Illinois Tool Works, Inc.	460,617	43,413,152
Ingersoll-Rand PLC	361,210	20,068,828
ITT Corp.	140,185	4,942,923
Jason Industries, Inc. (a)	13,118	38,698
John Bean Technologies Corp.	40,743	2,143,082
Joy Global, Inc.	127,606	1,648,670
Kadant, Inc.	18,429	703,435
Kennametal, Inc.	111,452	2,243,529
L.B. Foster Co. Class A	13,680	187,963
Lincoln Electric Holdings, Inc.	100,440	5,481,011
Lindsay Corp. (b)	16,477	1,192,935
Lydall, Inc.(a)	21,741	629,402
Manitex International, Inc. (a)(b)	11,053	56,370
Manitowoc Co., Inc. (b)	178,492	2,829,098
Meritor, Inc. (a)	154,933	1,151,152
Middleby Corp. (a)	78,769	7,294,009
Milacron Holdings Corp. (a)(b)	38,207	522,672
Miller Industries, Inc.	16,197	313,574
Mueller Industries, Inc.	80,356	2,106,934
Mueller Water Products, Inc. Class A	199,590	1,718,470
Navistar International Corp. (a)(b)	84,316	709,098
NN, Inc.	32,953	417,844
Nordson Corp.	76,435	5,478,096
Omega Flex, Inc.	2,487	79,683
Oshkosh Corp.	109,859	3,790,136
PACCAR, Inc.	498,298	25,662,347
Parker Hannifin Corp.	186,982	18,922,578
Pentair PLC (b)	255,799	12,204,170
Proto Labs, Inc. (a)(b)	35,282	2,295,800
RBC Bearings, Inc. (a)	32,137	2,046,966
Rexnord Corp. (a)(b)	146,634	2,659,941
Snap-On, Inc.	82,659	11,958,278
SPX Corp.	53,528	631,095
SPX Flow, Inc. (a)	53,528	1,002,579
Standex International Corp.	16,157	1,137,938
Stanley Black & Decker, Inc.	207,827	19,537,816
Sun Hydraulics Corp.	34,894	1,039,143
Supreme Industries, Inc. Class A	9,991	80,827
Tennant Co.	26,322	1,225,026
Terex Corp.	155,690	3,484,342
The L.S. Starrett Co. Class A	4,836	45,603
Timken Co.	94,778	2,827,228
Titan International, Inc.	65,675	332,972
Toro Co.	79,030	6,298,691
TriMas Corp. (a)	65,821	1,088,679
Trinity Industries, Inc.	217,368	3,443,109
Twin Disc, Inc.	8,286	72,005
Valmont Industries, Inc. (b)	30,830	3,485,332
Wabash National Corp. (a)(b)	85,329	1,000,909
WABCO Holdings, Inc. (a)	75,595	7,128,609
Wabtec Corp. (b)	140,811	9,941,257
Watts Water Technologies, Inc. Class A	38,674	1,994,418
Woodward, Inc.	78,842	3,701,632
Xerium Technologies, Inc. (a)	10,544	77,288
Xylem, Inc.	255,408	9,554,813
		467,096,989
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	8,669	6,087
Kirby Corp. (a)	71,366	4,040,029
Matson, Inc.	62,860	2,520,057
		6,566,173
Professional Services - 0.4%
Acacia Research Corp.	61,592	194,631
Advisory Board Co. (a)	65,302	1,925,756
Barrett Business Services, Inc.	8,858	309,499
CBIZ, Inc. (a)	59,364	629,258
CDI Corp.	12,621	61,590
CEB, Inc.	51,077	2,771,949
CRA International, Inc. (a)	15,589	307,415
Dun & Bradstreet Corp.	59,374	5,687,435
Equifax, Inc.	164,552	17,258,214
Exponent, Inc.	37,782	1,764,042
Franklin Covey Co. (a)	14,201	245,251
FTI Consulting, Inc. (a)(b)	87,714	2,886,668
GP Strategies Corp. (a)	22,618	557,760
Heidrick & Struggles International, Inc.	22,259	522,864
Hill International, Inc. (a)	43,555	152,443
Hudson Global, Inc.	13,947	36,123
Huron Consulting Group, Inc. (a)	33,622	1,866,693
ICF International, Inc. (a)(b)	27,674	934,828
IHS, Inc. Class A (a)	95,593	9,940,716
Insperity, Inc.	30,164	1,432,488
Kelly Services, Inc. Class A (non-vtg.)	46,008	792,718
Kforce, Inc.	36,597	583,356
Korn/Ferry International	67,303	1,912,751
Manpower, Inc.	102,325	7,924,048
Marathon Patent Group, Inc. (a)(b)	8,838	19,444
Mastech Holdings, Inc. (a)	373	2,686
MISTRAS Group, Inc. (a)	23,436	502,937
Navigant Consulting, Inc. (a)	64,946	985,880
Nielsen Holdings PLC	515,267	25,938,541
Odyssey Marine Exploration, Inc. (a)(b)	5,345	13,630
On Assignment, Inc. (a)	61,775	2,039,193
Pendrell Corp. (a)	150,288	85,664
RCM Technologies, Inc.	9,908	58,457
Resources Connection, Inc.	51,824	718,799
Robert Half International, Inc.	182,866	7,203,092
RPX Corp. (a)	73,794	731,299
TransUnion Holding Co., Inc.	71,652	1,889,463
TriNet Group, Inc. (a)	66,298	867,841
TrueBlue, Inc. (a)	59,701	1,370,138
Verisk Analytics, Inc. (a)(b)	220,379	16,052,406
Volt Information Sciences, Inc. (a)	6,248	46,048
WageWorks, Inc. (a)	49,165	2,368,278
Willdan Group, Inc. (a)	10,974	86,475
		121,678,767
Road & Rail - 0.7%
AMERCO	8,790	3,013,300
ArcBest Corp.	32,932	644,479
Avis Budget Group, Inc. (a)(b)	139,457	3,575,677
Celadon Group, Inc.	62,978	564,913
Covenant Transport Group, Inc. Class A (a)	11,962	265,078
CSX Corp.	1,387,014	33,482,518
Genesee & Wyoming, Inc. Class A (a)	78,029	4,425,805
Heartland Express, Inc. (b)	91,092	1,676,093
Hertz Global Holdings, Inc. (a)	552,131	4,693,114
J.B. Hunt Transport Services, Inc.	126,958	9,685,626
Kansas City Southern	157,412	12,862,135
Knight Transportation, Inc.	76,431	1,851,923
Landstar System, Inc.	57,216	3,387,187
Marten Transport Ltd.	38,656	633,958
Norfolk Southern Corp.	424,708	31,075,884
Old Dominion Freight Lines, Inc. (a)	95,782	6,183,686
P.A.M. Transportation Services, Inc. (a)	3,193	91,224
Patriot Transportation Holding, Inc. (a)	1,280	26,880
Providence & Worcester Railroad Co.	4,631	63,723
Roadrunner Transportation Systems, Inc. (a)	43,638	508,819
Ryder System, Inc.	71,490	4,054,913
Saia, Inc. (a)(b)	32,954	865,043
Swift Transporation Co. (a)	129,239	2,202,233
U.S.A. Truck, Inc. (a)	7,889	124,488
Union Pacific Corp.	1,209,158	95,354,200
Universal Truckload Services, Inc.	12,296	192,555
Werner Enterprises, Inc.	64,571	1,714,360
YRC Worldwide, Inc. (a)	47,961	386,086
		223,605,900
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	8,394
Air Lease Corp. Class A (b)	131,984	3,966,119
Aircastle Ltd.	83,321	1,671,419
Applied Industrial Technologies, Inc.	64,348	2,477,398
Beacon Roofing Supply, Inc. (a)	71,452	2,579,417
BlueLinx Corp. (a)	23,385	8,744
BMC Stock Holdings, Inc. (a)	35,572	542,473
CAI International, Inc. (a)(b)	23,529	182,820
DXP Enterprises, Inc. (a)(b)	17,105	232,457
Fastenal Co. (b)	414,687	18,781,174
GATX Corp.	60,042	2,582,406
H&E Equipment Services, Inc.	38,949	512,958
HD Supply Holdings, Inc. (a)	283,395	7,875,547
Houston Wire & Cable Co.	15,647	84,337
Kaman Corp.	42,373	1,861,870
Lawson Products, Inc. (a)	6,300	102,312
MRC Global, Inc. (a)	133,318	1,593,150
MSC Industrial Direct Co., Inc. Class A	66,029	4,594,298
Neff Corp. (a)	8,761	42,666
Now, Inc. (a)(b)	143,741	2,325,729
Rush Enterprises, Inc. Class A (a)(b)	52,497	910,298
TAL International Group, Inc.	41,028	522,286
Textainer Group Holdings Ltd. (b)	42,054	505,489
Titan Machinery, Inc. (a)(b)	24,582	234,021
United Rentals, Inc. (a)(b)	132,239	6,819,565
Univar, Inc.	55,077	866,361
Veritiv Corp. (a)	12,438	397,270
W.W. Grainger, Inc. (b)	83,037	18,010,725
Watsco, Inc.	36,058	4,599,198
WESCO International, Inc. (a)(b)	60,754	2,676,214
Willis Lease Finance Corp. (a)	2,668	53,040
		87,620,155
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	106,542	6,504,389
Wesco Aircraft Holdings, Inc. (a)(b)	77,452	990,611
		7,495,000

TOTAL INDUSTRIALS		3,122,726,259

INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.5%
ADTRAN, Inc.	74,924	1,401,828
Aerohive Networks, Inc. (a)(b)	21,643	110,163
Alliance Fiber Optic Products, Inc. (a)	19,146	264,215
Applied Optoelectronics, Inc. (a)(b)	20,243	364,172
Arista Networks, Inc. (a)(b)	53,896	3,694,032
Arris International PLC (a)	268,639	6,417,786
Aviat Networks, Inc. (a)	66,605	43,060
Bel Fuse, Inc. Class B (non-vtg.)	12,097	179,640
Black Box Corp.	16,753	221,977
Blonder Tongue Laboratories, Inc. (a)	3,352	1,508
Brocade Communications Systems, Inc.	574,317	5,702,968
CalAmp Corp. (a)(b)	50,212	917,875
Calix Networks, Inc. (a)	55,272	384,140
Ciena Corp. (a)(b)	163,167	3,344,924
Cisco Systems, Inc.	7,181,753	188,018,294
Clearfield, Inc. (a)(b)	16,017	232,727
CommScope Holding Co., Inc. (a)	199,147	5,016,513
Communications Systems, Inc.	4,311	29,142
Comtech Telecommunications Corp.	22,438	461,101
Digi International, Inc. (a)	25,385	215,519
EchoStar Holding Corp. Class A (a)	71,842	3,211,337
EMCORE Corp. (a)	29,659	158,082
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	450,385
F5 Networks, Inc. (a)	94,340	9,072,678
Finisar Corp. (a)(b)	141,622	2,064,849
Harmonic, Inc. (a)(b)	107,478	360,051
Harris Corp.	177,021	13,811,178
Infinera Corp. (a)(b)	189,532	2,973,757
InterDigital, Inc.	54,293	2,699,991
Ixia (a)	83,745	955,530
Juniper Networks, Inc.	501,177	12,379,072
KVH Industries, Inc. (a)	23,641	215,842
Lantronix, Inc. (a)	71	59
Lumentum Holdings, Inc. (a)	68,311	1,641,513
Motorola Solutions, Inc.	222,631	16,361,152
MRV Communications, Inc. (a)	6,176	74,730
NETGEAR, Inc. (a)	51,710	2,043,062
NetScout Systems, Inc. (a)	137,100	2,833,857
Novatel Wireless, Inc. (a)(b)	35,452	58,141
NumereX Corp. Class A (a)(b)	13,747	80,695
Oclaro, Inc. (a)(b)	126,427	620,757
Optical Cable Corp.	564	1,275
Palo Alto Networks, Inc. (a)(b)	102,278	14,808,832
Parkervision, Inc. (a)(b)	100,275	22,191
PC-Tel, Inc.	11,999	67,194
Plantronics, Inc.	53,885	2,020,688
Polycom, Inc. (a)	189,613	1,973,871
Qualcomm, Inc.	2,128,566	108,109,867
Relm Wireless Corp. (a)	9,436	36,329
Resonant, Inc. (a)(b)	2,385	4,651
Ruckus Wireless, Inc. (a)(b)	174,867	1,692,713
ShoreTel, Inc. (a)	78,396	579,346
Sonus Networks, Inc. (a)	71,344	555,770
Tessco Technologies, Inc.	7,287	127,523
Ubiquiti Networks, Inc. (a)(b)	35,891	1,172,559
ViaSat, Inc. (a)(b)	63,836	4,660,666
Viavi Solutions, Inc. (a)	350,483	2,288,654
Westell Technologies, Inc. Class A (a)	75,979	85,096
xG Technology, Inc. (a)	150	25
Zhone Technologies, Inc. (a)	5,862	6,800
		427,302,352
Electronic Equipment & Components - 0.8%
Agilysys, Inc. (a)	38,149	398,657
Amphenol Corp. Class A	446,322	23,686,309
Anixter International, Inc. (a)	43,666	1,870,215
Applied DNA Sciences, Inc. (a)(b)	18,968	54,438
Arrow Electronics, Inc. (a)	131,368	7,508,995
Avnet, Inc.	178,140	7,330,461
AVX Corp.	97,035	1,139,191
Badger Meter, Inc.	40,716	2,674,634
Belden, Inc.	58,081	3,181,096
Benchmark Electronics, Inc. (a)	73,834	1,598,506
CDW Corp.	204,135	8,079,663
Checkpoint Systems, Inc.	48,926	367,434
ClearSign Combustion Corp. (a)(b)	7,019	28,988
Cognex Corp.	115,016	4,256,742
Coherent, Inc. (a)	32,979	2,790,023
Control4 Corp. (a)(b)	17,994	147,551
Corning, Inc.	1,577,036	28,859,759
CTS Corp.	43,658	631,295
CUI Global, Inc. (a)(b)	26,608	237,609
Daktronics, Inc.	49,334	348,791
Dolby Laboratories, Inc. Class A	66,567	2,629,397
DTS, Inc. (a)	19,732	467,056
Echelon Corp. (a)	3,219	17,157
Electro Rent Corp.	21,352	202,417
Electro Scientific Industries, Inc. (a)	27,319	194,784
eMagin Corp. (a)(b)	5,084	9,355
ePlus, Inc. (a)	7,158	537,494
Fabrinet (a)(b)	43,967	1,255,258
FARO Technologies, Inc. (a)(b)	24,409	782,308
FEI Co.	55,230	4,486,885
Fitbit, Inc. (b)	74,785	914,621
FLIR Systems, Inc.	194,771	6,030,110
Frequency Electronics, Inc. (a)	2,550	23,792
Giga-Tronics, Inc. (a)(b)	2,579	3,636
GSI Group, Inc. (a)	36,594	470,965
I. D. Systems Inc. (a)(b)	6,071	26,348
Identiv, Inc. (a)(b)	10,618	23,253
IEC Electronics Corp. (a)	86	370
II-VI, Inc. (a)	69,895	1,534,195
Ingram Micro, Inc. Class A	218,356	7,817,145
Insight Enterprises, Inc. (a)	53,674	1,400,891
Intellicheck Mobilisa, Inc. (a)	545	523
InvenSense, Inc. (a)(b)	115,158	899,384
IPG Photonics Corp. (a)(b)	49,560	4,086,718
Iteris, Inc. (a)	1,032	2,632
Itron, Inc. (a)(b)	49,438	1,969,610
Jabil Circuit, Inc.	263,889	5,502,086
KEMET Corp. (a)	51,674	95,080
KEY Tronic Corp. (a)	6,483	46,548
Keysight Technologies, Inc. (a)	235,446	6,142,786
Kimball Electronics, Inc. (a)	30,376	346,894
Knowles Corp. (a)(b)	121,584	1,383,626
LightPath Technologies, Inc. Class A (a)	376	808
Littelfuse, Inc.	32,405	3,681,856
LoJack Corp. (a)	24,621	158,313
LRAD Corp.	56,581	96,188
Luna Innovations, Inc. (a)	1,444	1,256
Maxwell Technologies, Inc. (a)	38,769	222,146
Mercury Systems, Inc. (a)	42,608	696,215
Mesa Laboratories, Inc.	3,668	330,047
Methode Electronics, Inc. Class A	56,055	1,601,491
MicroVision, Inc. (a)(b)	54,813	161,698
MOCON, Inc.	2,209	29,512
MTS Systems Corp.	19,840	1,090,208
Multi-Fineline Electronix, Inc. (a)	10,240	231,117
National Instruments Corp.	155,437	4,484,357
Neonode, Inc. (a)(b)	33,197	82,993
NetList, Inc. (a)(b)	104,599	134,933
Newport Corp. (a)	48,458	1,103,389
OSI Systems, Inc. (a)	28,365	1,712,395
Park Electrochemical Corp.	24,051	342,246
PC Connection, Inc.	24,013	594,802
PC Mall, Inc. (a)	4,077	30,822
Perceptron, Inc. (a)	13,154	70,111
Plexus Corp. (a)	53,841	1,959,274
QLogic Corp. (a)	118,403	1,526,215
RadiSys Corp. (a)	9,220	23,788
RealD, Inc. (a)	53,542	578,254
Research Frontiers, Inc. (a)	16,855	78,039
RF Industries Ltd.	5,778	22,534
Richardson Electronics Ltd.	23,707	116,164
Rofin-Sinar Technologies, Inc. (a)(b)	38,429	858,504
Rogers Corp. (a)	27,965	1,493,890
Sanmina Corp. (a)	105,831	2,180,119
ScanSource, Inc. (a)	36,663	1,370,830
SYNNEX Corp.	38,664	3,635,576
TE Connectivity Ltd.	550,460	31,332,183
Tech Data Corp. (a)(b)	55,538	3,910,431
Trimble Navigation Ltd. (a)	349,867	8,137,906
TTM Technologies, Inc. (a)(b)	106,094	695,977
Uni-Pixel, Inc. (a)(b)	12,876	8,241
Universal Display Corp. (a)(b)	60,620	2,896,424
VeriFone Systems, Inc. (a)	171,272	4,091,688
Vishay Intertechnology, Inc.	163,262	1,933,022
Vishay Precision Group, Inc. (a)	9,596	112,465
Wayside Technology Group, Inc.	1,232	20,796
Wireless Telecom Group, Inc. (a)	11,200	15,008
Zebra Technologies Corp. Class A (a)	71,037	4,388,666
		232,736,578
Internet Software & Services - 3.9%
Actua Corp. (a)	45,785	372,232
Akamai Technologies, Inc. (a)	251,191	13,556,778
Alarm.com Holdings, Inc. (b)	11,029	220,029
Alphabet, Inc.:
Class A	412,258	295,679,683
Class C	421,062	293,804,432
Amber Road, Inc. (a)(b)	6,724	30,930
Angie's List, Inc. (a)	57,858	534,029
Apigee Corp.	9,599	56,154
AppFolio, Inc. (a)(b)	4,193	49,058
Autobytel, Inc. (a)	9,434	181,133
Bankrate, Inc. (a)	83,183	637,182
Bazaarvoice, Inc. (a)	59,368	186,416
Benefitfocus, Inc. (a)(b)	19,976	627,047
Blucora, Inc. (a)(b)	58,999	362,844
Box, Inc. Class A (a)(b)	46,929	540,153
Brightcove, Inc. (a)	41,182	247,092
BroadVision, Inc. (a)	490	2,940
Carbonite, Inc. (a)	17,932	135,745
Care.com, Inc. (a)	8,431	51,092
ChannelAdvisor Corp. (a)	32,537	345,868
comScore, Inc. (a)(b)	65,407	2,691,498
Cornerstone OnDemand, Inc. (a)	71,622	2,062,714
CoStar Group, Inc. (a)	45,266	8,014,798
Cvent, Inc. (a)(b)	33,302	650,388
Demand Media, Inc. (a)	19,244	104,880
Demandware, Inc. (a)(b)	48,809	1,693,184
Determine, Inc. (a)	552	911
DHI Group, Inc. (a)	50,678	394,275
EarthLink Holdings Corp.	136,356	769,048
eBay, Inc. (a)	1,562,338	37,183,644
eGain Communications Corp. (a)	8,558	32,007
Endurance International Group Holdings, Inc. (a)(b)	93,309	1,048,793
Envestnet, Inc. (a)(b)	50,523	1,036,227
Everyday Health, Inc. (a)	14,630	69,200
Facebook, Inc. Class A (a)	3,214,603	343,705,353
Five9, Inc. (a)	42,460	341,803
GlowPoint, Inc. (a)	18,770	7,932
GoDaddy, Inc. (a)(b)	44,463	1,393,915
Gogo, Inc. (a)(b)	99,521	1,082,788
GrubHub, Inc. (a)(b)	122,851	2,891,913
GTT Communications, Inc. (a)	69,697	1,030,122
Hortonworks, Inc. (a)(b)	42,633	492,411
IAC/InterActiveCorp	102,871	4,569,530
Instructure, Inc. (a)	8,268	118,232
Internap Network Services Corp. (a)	74,985	191,212
IntraLinks Holdings, Inc. (a)	59,055	458,857
Inuvo, Inc. (a)	9,640	20,919
iPass, Inc. (a)	33,662	32,656
j2 Global, Inc.	73,457	5,368,238
Limelight Networks, Inc. (a)	69,339	107,475
LinkedIn Corp. Class A (a)	161,667	18,945,756
Liquidity Services, Inc. (a)	37,923	177,100
LivePerson, Inc. (a)	74,160	380,441
LogMeIn, Inc. (a)(b)	38,302	1,949,572
Marchex, Inc. Class B	28,685	123,059
Marin Software, Inc. (a)(b)	9,976	29,928
Marketo, Inc. (a)(b)	48,800	823,256
MaxPoint Interactive, Inc. (b)	5,866	10,266
MeetMe, Inc. (a)(b)	68,420	212,786
MINDBODY, Inc. (b)	10,435	122,924
Monster Worldwide, Inc. (a)(b)	123,910	369,252
New Relic, Inc. (a)(b)	49,737	1,323,999
NIC, Inc.	90,389	1,589,943
Opower, Inc. (a)(b)	34,265	283,372
Pandora Media, Inc. (a)(b)	308,927	3,157,234
Q2 Holdings, Inc. (a)	30,085	609,823
QuinStreet, Inc. (a)	38,666	114,838
Qumu Corp. (a)	6,017	23,948
Quotient Technology, Inc. (a)(b)	132,658	1,154,125
Rackspace Hosting, Inc. (a)	163,329	3,516,473
RealNetworks, Inc. (a)	28,670	111,813
Reis, Inc.	8,134	180,331
RetailMeNot, Inc. (a)(b)	84,786	685,071
Rightside Group Ltd. (a)(b)	8,535	72,889
Rocket Fuel, Inc. (a)(b)	19,674	69,646
SciQuest, Inc. (a)	32,538	395,337
Shutterstock, Inc. (a)(b)	26,399	921,325
Spark Networks, Inc. (a)	16,620	52,685
SPS Commerce, Inc. (a)	23,567	1,053,916
Stamps.com, Inc. (a)(b)	20,095	2,381,860
Support.com, Inc. (a)	117,655	92,947
Synacor, Inc. (a)	20,037	35,465
TechTarget, Inc. (a)	17,780	124,638
Travelzoo, Inc. (a)	5,383	42,257
Tremor Video, Inc. (a)	17,986	30,396
TrueCar, Inc. (a)(b)	81,085	440,292
Twitter, Inc. (a)(b)	828,073	15,004,683
United Online, Inc. (a)	16,919	208,273
Unwired Planet, Inc. (a)	8,360	72,565
VeriSign, Inc. (a)(b)	150,219	12,692,003
Web.com Group, Inc. (a)(b)	64,573	1,172,000
WebMD Health Corp. (a)	56,800	3,150,128
Xactly Corp. (a)	8,942	51,864
XO Group, Inc. (a)	29,832	426,001
Yahoo!, Inc. (a)	1,219,645	38,772,515
Yelp, Inc. (a)(b)	81,472	1,648,993
YuMe, Inc. (a)	6,211	23,415
Zillow Group, Inc.:
Class A (a)(b)	60,583	1,402,496
Class C (a)(b)	151,305	3,268,188
		1,144,687,847
IT Services - 3.6%
Accenture PLC Class A	879,881	88,216,869
Acxiom Corp. (a)	108,484	2,249,958
Alliance Data Systems Corp. (a)	90,079	18,928,300
Amdocs Ltd.	213,048	12,092,604
Automatic Data Processing, Inc.	656,130	55,567,650
Black Knight Financial Services, Inc. Class A (b)	43,729	1,281,697
Blackhawk Network Holdings, Inc. (a)	72,226	2,444,128
Booz Allen Hamilton Holding Corp. Class A	166,930	4,607,268
Broadridge Financial Solutions, Inc.	182,531	10,245,465
CACI International, Inc. Class A (a)	34,560	3,339,187
Cardtronics, Inc. (a)(b)	63,110	2,128,069
Cartesian, Inc. (a)	206	398
Cass Information Systems, Inc.	12,008	598,719
Ciber, Inc. (a)	66,135	132,270
Cognizant Technology Solutions Corp. Class A (a)	859,043	48,948,270
Computer Sciences Corp.	196,580	5,663,470
Computer Task Group, Inc.	11,646	55,086
Convergys Corp. (b)	146,983	3,789,222
CoreLogic, Inc. (a)	133,765	4,626,931
CSG Systems International, Inc.	47,456	1,801,430
CSP, Inc.	3,696	20,143
CSRA, Inc.	194,206	5,039,646
Datalink Corp. (a)	21,583	154,534
DST Systems, Inc.	49,565	5,183,508
Edgewater Technology, Inc. (a)	2,875	20,384
EPAM Systems, Inc. (a)	62,806	4,294,674
Euronet Worldwide, Inc. (a)	70,486	4,619,652
Everi Holdings, Inc. (a)	85,750	252,105
EVERTEC, Inc.	87,336	1,039,298
ExlService Holdings, Inc. (a)	51,941	2,445,902
Fidelity National Information Services, Inc.	393,176	22,902,502
First Data Corp. Class A (a)	279,547	3,494,338
Fiserv, Inc. (a)	317,783	30,389,588
FleetCor Technologies, Inc. (a)	112,270	14,335,756
Forrester Research, Inc.	17,100	532,152
Gartner, Inc. Class A (a)	114,903	9,468,007
Genpact Ltd. (a)	232,461	6,143,944
Global Payments, Inc.	186,241	11,351,389
Hackett Group, Inc.	31,811	442,173
Heartland Payment Systems, Inc.	51,995	4,862,572
Higher One Holdings, Inc. (a)	32,730	140,739
IBM Corp.	1,263,323	165,533,213
Information Services Group, Inc. (a)	18,000	55,080
Innodata, Inc. (a)	14,010	32,223
InterCloud Systems, Inc. (a)(b)	31,397	16,326
Jack Henry & Associates, Inc.	113,196	9,309,239
Leidos Holdings, Inc.	100,060	4,324,593
Lionbridge Technologies, Inc. (a)	69,212	305,225
ManTech International Corp. Class A	37,723	1,098,871
MasterCard, Inc. Class A	1,398,202	121,531,718
Mattersight Corp. (a)	9,437	47,751
Maximus, Inc.	89,775	4,414,237
ModusLink Global Solutions, Inc. (a)(b)	31,030	58,647
MoneyGram International, Inc. (a)	66,937	360,121
NCI, Inc. Class A	12,261	183,179
Neustar, Inc. Class A (a)(b)	75,999	1,890,095
Paychex, Inc. (b)	438,389	22,528,811
PayPal Holdings, Inc. (a)	1,569,176	59,848,373
Perficient, Inc. (a)	51,600	931,380
PFSweb, Inc. (a)	13,037	168,438
Planet Payment, Inc. (a)	40,113	106,299
PRG-Schultz International, Inc. (a)	36,569	132,380
Sabre Corp.	235,004	6,380,359
Science Applications International Corp.	56,960	2,543,264
ServiceSource International, Inc. (a)(b)	93,929	381,352
StarTek, Inc. (a)	2,150	9,611
Sykes Enterprises, Inc. (a)	50,731	1,545,774
Syntel, Inc. (a)	56,060	2,563,063
Teletech Holdings, Inc.	29,721	823,272
Teradata Corp. (a)(b)	194,061	4,841,822
The Western Union Co.	738,846	13,491,328
Total System Services, Inc.	238,535	10,395,355
Travelport Worldwide Ltd.	183,293	2,379,143
Unisys Corp. (a)(b)	68,286	735,440
Vantiv, Inc. (a)	213,342	11,102,318
Virtusa Corp. (a)(b)	35,863	1,269,550
Visa, Inc. Class A	2,749,000	199,000,110
WEX, Inc. (a)	57,655	3,764,872
WidePoint Corp. (a)(b)	71,654	40,843
Xerox Corp.	1,314,375	12,631,144
		1,060,624,816
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc. (a)	54,545	1,627,077
Advanced Micro Devices, Inc. (a)(b)	853,764	1,827,055
AEHR Test Systems (a)	3,126	3,689
Alpha & Omega Semiconductor Ltd. (a)	24,379	288,404
Amkor Technology, Inc. (a)	161,169	815,515
Amtech Systems, Inc. (a)(b)	13,719	69,967
ANADIGICS, Inc. (a)	109,969	92,385
Analog Devices, Inc.	437,703	23,193,882
Applied Materials, Inc.	1,642,042	30,985,333
Applied Micro Circuits Corp. (a)(b)	132,476	765,711
Atmel Corp.	586,670	4,740,294
Axcelis Technologies, Inc. (a)	152,507	381,268
AXT, Inc. (a)	31,515	79,103
Brooks Automation, Inc.	91,115	888,371
Cabot Microelectronics Corp.	37,906	1,457,865
Cascade Microtech, Inc. (a)	15,193	312,824
Cavium, Inc. (a)	76,292	4,538,611
Ceva, Inc. (a)	25,211	494,388
Cirrus Logic, Inc. (a)	90,516	3,188,879
Cohu, Inc.	35,195	401,575
Cree, Inc. (a)(b)	147,267	4,674,255
CVD Equipment Corp. (a)(b)	24,298	203,860
CyberOptics Corp. (a)	4,784	45,496
Cypress Semiconductor Corp. (b)	433,116	3,456,266
Diodes, Inc. (a)	57,239	1,095,554
DSP Group, Inc. (a)	34,788	300,220
Entegris, Inc. (a)	205,789	2,543,552
Exar Corp. (a)	64,569	344,798
Fairchild Semiconductor International, Inc. (a)	166,600	3,341,996
First Solar, Inc. (a)(b)	106,204	7,632,881
FormFactor, Inc. (a)	79,303	602,703
GigOptix, Inc. (a)	33,206	86,336
GSI Technology, Inc. (a)	18,344	71,725
Inphi Corp. (a)	45,759	1,157,703
Integrated Device Technology, Inc. (a)	204,802	3,977,255
Intel Corp.	6,677,076	197,574,679
Intermolecular, Inc. (a)	6,975	15,206
Intersil Corp. Class A	184,646	2,357,929
Intest Corp. (a)	2,175	8,483
IXYS Corp.	38,644	435,904
KLA-Tencor Corp.	217,490	14,732,773
Kopin Corp. (a)	69,745	133,213
Kulicke & Soffa Industries, Inc. (a)	102,964	1,163,493
Lam Research Corp.	225,221	16,508,699
Lattice Semiconductor Corp. (a)(b)	185,835	1,176,336
Linear Technology Corp.	328,868	14,345,222
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	24,326	921,955
Marvell Technology Group Ltd.	669,365	6,392,436
Mattson Technology, Inc. (a)	96,321	347,719
Maxim Integrated Products, Inc.	398,910	13,507,093
MaxLinear, Inc. Class A (a)	86,669	1,394,504
Microchip Technology, Inc. (b)	293,512	13,058,349
Micron Technology, Inc. (a)	1,545,519	16,428,867
Microsemi Corp. (a)(b)	174,053	6,027,455
MKS Instruments, Inc.	79,982	2,631,408
Monolithic Power Systems, Inc.	46,150	2,725,619
MoSys, Inc. (a)(b)	60,423	37,160
Nanometrics, Inc. (a)	28,664	397,856
NeoPhotonics Corp. (a)	34,278	375,687
NVE Corp.	6,043	307,407
NVIDIA Corp.	717,824	22,510,961
ON Semiconductor Corp. (a)	558,505	4,685,857
PDF Solutions, Inc. (a)	38,716	439,814
Photronics, Inc. (a)	101,617	1,033,445
Pixelworks, Inc. (a)(b)	22,798	45,596
Power Integrations, Inc.	37,256	1,707,442
Qorvo, Inc. (a)(b)	182,959	8,247,792
QuickLogic Corp. (a)	61,486	99,607
Rambus, Inc. (a)(b)	170,226	2,218,045
Rubicon Technology, Inc. (a)(b)	25,049	23,994
Rudolph Technologies, Inc. (a)	38,164	494,605
Semtech Corp. (a)	87,042	1,667,725
Sigma Designs, Inc. (a)	51,095	351,534
Silicon Laboratories, Inc. (a)(b)	57,784	2,383,590
Skyworks Solutions, Inc.	273,134	18,149,754
Solar3D, Inc. (a)(b)	12,722	31,042
SolarEdge Technologies, Inc.	13,325	326,063
SunEdison Semiconductor Ltd. (a)	98,050	669,682
SunEdison, Inc. (a)(b)	438,332	867,897
SunPower Corp. (a)(b)	76,953	1,817,630
Synaptics, Inc. (a)(b)	51,982	4,221,458
Teradyne, Inc.	294,988	5,628,371
Tessera Technologies, Inc.	64,088	1,889,314
Texas Instruments, Inc.	1,430,830	75,862,607
Ultra Clean Holdings, Inc. (a)	39,254	205,298
Ultratech, Inc. (a)	41,332	838,213
Veeco Instruments, Inc. (a)(b)	53,983	1,001,385
Xcerra Corp. (a)	63,706	363,761
Xilinx, Inc.	359,259	16,964,210
		593,438,940
Software - 4.2%
A10 Networks, Inc. (a)	50,522	311,216
ACI Worldwide, Inc. (a)	177,587	3,313,773
Activision Blizzard, Inc.	707,277	22,399,463
Adobe Systems, Inc. (a)	703,375	59,892,381
American Software, Inc. Class A	15,166	142,560
ANSYS, Inc. (a)	133,369	11,072,294
Aspen Technology, Inc. (a)	119,658	3,945,124
Autodesk, Inc. (a)	319,755	16,544,124
Barracuda Networks, Inc. (a)(b)	28,720	369,339
Blackbaud, Inc.	66,634	3,766,820
Bottomline Technologies, Inc. (a)(b)	50,588	1,427,087
BroadSoft, Inc. (a)	38,869	1,433,877
BSQUARE Corp. (a)	11,182	63,737
CA Technologies, Inc.	417,035	12,214,955
Cadence Design Systems, Inc. (a)	417,187	8,990,380
Callidus Software, Inc. (a)	76,895	1,055,768
CDK Global, Inc.	240,461	10,794,294
Citrix Systems, Inc. (a)	217,076	15,336,419
CommVault Systems, Inc. (a)	75,089	2,813,585
Covisint Corp. (a)	39,763	77,538
Datawatch Corp. (a)(b)	9,730	48,845
Digimarc Corp. (a)(b)	12,143	367,569
Digital Turbine, Inc. (a)(b)	41,910	47,358
Document Security Systems, Inc. (a)	19,824	2,972
Ebix, Inc. (b)	35,461	1,313,121
Electronic Arts, Inc. (a)	438,961	28,198,855
Ellie Mae, Inc. (a)(b)	41,970	3,530,936
EnerNOC, Inc. (a)(b)	34,204	210,013
EPIQ Systems, Inc.	43,230	591,386
Evolving Systems, Inc.	4,973	27,352
Fair Isaac Corp.	46,441	4,621,808
FalconStor Software, Inc. (a)	37,427	50,901
FireEye, Inc. (a)(b)	196,421	3,327,372
Fortinet, Inc. (a)	205,334	5,831,486
Gigamon, Inc. (a)	36,843	1,008,393
Glu Mobile, Inc. (a)(b)	173,754	644,627
GSE Systems, Inc. (a)	388	838
Guidance Software, Inc. (a)(b)	26,710	142,899
Guidewire Software, Inc. (a)(b)	116,451	5,732,883
HubSpot, Inc. (a)	13,055	543,871
Imperva, Inc. (a)	39,060	1,713,562
Infoblox, Inc. (a)	81,785	1,266,032
Interactive Intelligence Group, Inc. (a)(b)	22,204	664,566
Intuit, Inc.	373,761	36,120,263
Jive Software, Inc. (a)	60,361	195,570
Majesco Entertainment Co.	2,850	2,216
Manhattan Associates, Inc. (a)	97,124	5,367,072
Mentor Graphics Corp.	140,666	2,686,721
Microsoft Corp.	11,309,555	575,430,158
MicroStrategy, Inc. Class A (a)	12,438	2,001,150
Mitek Systems, Inc. (a)(b)	45,058	232,950
MobileIron, Inc. (a)(b)	34,473	116,174
Model N, Inc. (a)	14,428	148,897
Monotype Imaging Holdings, Inc.	56,070	1,331,102
NetSol Technologies, Inc. (a)	10,165	73,086
NetSuite, Inc. (a)(b)	50,640	3,059,669
Nuance Communications, Inc. (a)	363,825	7,098,226
Oracle Corp.	4,529,551	166,596,886
Parametric Technology Corp. (a)	160,536	4,962,168
Park City Group, Inc. (a)(b)	12,676	115,352
Paycom Software, Inc. (a)(b)	48,819	1,556,350
Paylocity Holding Corp. (a)(b)	27,303	808,715
Pegasystems, Inc.	51,980	1,265,713
Progress Software Corp. (a)	78,882	1,989,404
Proofpoint, Inc. (a)(b)	66,377	3,109,099
PROS Holdings, Inc. (a)(b)	29,264	321,611
QAD, Inc.:
Class A	10,065	196,972
Class B	4,298	70,874
Qlik Technologies, Inc. (a)	133,374	3,096,944
Qualys, Inc. (a)(b)	28,775	718,512
Rapid7, Inc. (a)(b)	8,527	113,324
RealPage, Inc. (a)(b)	75,910	1,521,996
Red Hat, Inc. (a)	255,701	16,710,060
RingCentral, Inc. (a)	121,819	2,253,652
Rosetta Stone, Inc. (a)	15,141	119,765
Rovi Corp. (a)(b)	119,303	2,717,722
Salesforce.com, Inc. (a)	880,561	59,658,008
SeaChange International, Inc. (a)(b)	36,866	212,717
ServiceNow, Inc. (a)	207,377	11,403,661
Silver Spring Networks, Inc. (a)(b)	47,301	591,263
Smith Micro Software, Inc. (a)(b)	41,455	27,597
Solera Holdings, Inc.	93,392	5,201,934
Sonic Foundry, Inc. (a)	155	837
Splunk, Inc. (a)(b)	188,604	8,223,134
SS&C Technologies Holdings, Inc.	117,752	6,863,764
Symantec Corp.	964,184	18,618,393
Synchronoss Technologies, Inc. (a)(b)	53,239	1,491,224
Synopsys, Inc. (a)	236,722	10,593,310
Tableau Software, Inc. (a)	71,202	3,250,371
Take-Two Interactive Software, Inc. (a)(b)	106,405	3,829,516
Tangoe, Inc. (a)(b)	45,871	371,096
TeleNav, Inc. (a)	29,532	176,011
Textura Corp. (a)(b)	28,776	496,386
The Rubicon Project, Inc. (a)(b)	36,843	607,541
TiVo, Inc. (a)	121,206	1,016,918
Tubemogul, Inc. (a)	19,314	247,992
Tyler Technologies, Inc. (a)	46,651	5,613,048
Ultimate Software Group, Inc. (a)	37,872	6,504,895
Varonis Systems, Inc. (a)(b)	17,327	318,990
Vasco Data Security International, Inc. (a)(b)	33,825	465,094
Verint Systems, Inc. (a)	91,023	3,234,047
VirnetX Holding Corp. (a)(b)	64,946	300,700
VMware, Inc. Class A (a)(b)	107,461	5,425,706
Voltari Corp. (a)(b)	4,240	17,935
Vringo, Inc. (a)(b)	9,862	24,852
Workday, Inc. Class A (a)(b)	157,539	9,523,233
Workiva, Inc. (a)(b)	22,270	277,930
Xura, Inc. (a)	36,598	718,419
Zendesk, Inc. (a)	72,382	1,324,591
Zix Corp. (a)(b)	69,803	278,514
Zynga, Inc. (a)	1,220,225	2,574,675
		1,247,445,054
Technology Hardware, Storage & Peripherals - 3.3%
3D Systems Corp. (a)(b)	162,227	1,730,962
Apple, Inc.	7,898,215	763,678,367
Astro-Med, Inc.	4,606	61,766
Avid Technology, Inc. (a)	38,570	295,061
Concurrent Computer Corp.	6,675	35,912
CPI Card Group	22,281	176,243
Cray, Inc. (a)(b)	56,559	2,398,667
Crossroads Systems, Inc. (a)	13,606	2,585
Dataram Corp. (a)	556	378
Diebold, Inc.	89,599	2,223,847
Eastman Kodak Co. (a)(b)	52,885	499,763
Electronics for Imaging, Inc. (a)	67,250	2,663,773
EMC Corp.	2,737,842	71,539,811
Hewlett Packard Enterprise Co.	2,559,965	33,970,736
HP, Inc.	2,556,738	27,331,529
Hutchinson Technology, Inc. (a)	41,790	153,787
Imation Corp. (a)(b)	42,037	36,467
Immersion Corp. (a)	59,681	537,726
Intevac, Inc. (a)	17,689	79,424
Lexmark International, Inc. Class A	100,540	3,118,751
NCR Corp. (a)	170,109	3,973,746
NetApp, Inc.	410,268	10,191,057
Nimble Storage, Inc. (a)(b)	92,912	672,683
Pure Storage, Inc. Class A (a)(b)	44,945	646,309
Quantum Corp. (a)(b)	334,686	170,690
SanDisk Corp.	282,379	20,404,707
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC (b)	422,681	13,255,276
Silicon Graphics International Corp. (a)(b)	44,110	267,748
Super Micro Computer, Inc. (a)(b)	48,860	1,586,484
Transact Technologies, Inc.	3,411	24,696
U.S.A. Technologies, Inc. (a)(b)	38,549	153,040
Violin Memory, Inc. (a)(b)	107,011	85,609
Western Digital Corp.	329,861	14,358,849
Xplore Technologies Corp. (a)	2,067	8,289
		976,334,738

TOTAL INFORMATION TECHNOLOGY		5,682,570,325

MATERIALS - 3.1%
Chemicals - 2.1%
A. Schulman, Inc.	45,099	1,113,494
AgroFresh Solutions, Inc. (a)(b)	26,036	127,316
Air Products & Chemicals, Inc.	272,943	36,156,759
Airgas, Inc.	91,745	12,983,752
Albemarle Corp. U.S.	154,030	8,659,567
American Vanguard Corp.	32,955	415,563
Ashland, Inc.	89,617	8,539,604
Axalta Coating Systems (a)	219,847	5,707,228
Axiall Corp.	95,126	1,893,007
Balchem Corp.	47,283	2,991,595
BioAmber, Inc. (a)(b)	17,794	62,279
Cabot Corp.	93,185	4,149,528
Calgon Carbon Corp.	83,129	1,165,469
Celanese Corp. Class A	206,504	12,460,451
CF Industries Holdings, Inc.	329,827	12,025,492
Chase Corp.	10,028	471,517
Chemtura Corp. (a)(b)	110,727	2,793,642
Codexis, Inc. (a)	27,884	113,209
Core Molding Technologies, Inc. (a)	5,919	67,358
E.I. du Pont de Nemours & Co.	1,243,294	75,679,306
Eastman Chemical Co.	217,548	13,955,704
Ecolab, Inc.	376,226	38,581,976
Ferro Corp. (a)	111,135	1,103,571
Flotek Industries, Inc. (a)(b)	75,072	546,524
FMC Corp.	203,618	7,664,182
FutureFuel Corp.	31,043	397,971
H.B. Fuller Co.	67,806	2,609,853
Hawkins, Inc.	12,319	393,962
Huntsman Corp.	293,108	3,183,153
Innophos Holdings, Inc.	26,761	775,534
Innospec, Inc.	50,796	2,204,546
International Flavors & Fragrances, Inc. (b)	113,256	11,698,212
Intrepid Potash, Inc. (a)	76,176	75,414
KMG Chemicals, Inc.	10,303	220,999
Koppers Holdings, Inc. (a)	30,390	533,041
Kraton Performance Polymers, Inc. (a)	41,276	708,709
Kronos Worldwide, Inc. (b)	34,238	218,096
LSB Industries, Inc. (a)(b)	24,837	145,048
LyondellBasell Industries NV Class A	508,086	40,753,578
Marrone Bio Innovations, Inc. (a)(b)	15,737	18,884
Metabolix, Inc. (a)(b)	6,939	10,547
Minerals Technologies, Inc.	52,154	2,650,466
Monsanto Co.	621,713	55,947,953
NewMarket Corp.	14,138	5,162,349
Olin Corp. (b)	222,200	3,368,552
OMNOVA Solutions, Inc. (a)	52,644	275,855
Platform Specialty Products Corp. (a)(b)	213,137	1,511,141
PolyOne Corp.	133,312	3,587,426
PPG Industries, Inc.	377,721	36,461,408
Praxair, Inc.	401,640	40,882,936
Quaker Chemical Corp.	19,799	1,540,560
Rayonier Advanced Materials, Inc. (b)	58,598	437,727
Rentech, Inc. (a)	27,522	55,870
RPM International, Inc.	198,631	8,114,076
Senomyx, Inc. (a)(b)	66,138	219,578
Sensient Technologies Corp.	66,412	3,817,362
Sherwin-Williams Co.	110,753	29,958,687
Stepan Co.	25,296	1,256,705
The Chemours Co. LLC	253,010	1,297,941
The Dow Chemical Co.	1,591,343	77,355,183
The Mosaic Co.	479,505	12,778,808
The Scotts Miracle-Gro Co. Class A	62,435	4,309,264
Trecora Resources (a)	28,770	277,918
Tredegar Corp.	35,793	491,438
Trinseo SA (a)(b)	14,093	420,112
Tronox Ltd. Class A (b)	94,701	490,551
Valhi, Inc. (b)	35,553	46,219
Valspar Corp.	98,947	7,741,613
W.R. Grace & Co. (a)	104,222	7,164,220
Westlake Chemical Corp.	54,245	2,339,044
		623,336,602
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	4,219,189
Headwaters, Inc. (a)	105,333	1,855,967
Martin Marietta Materials, Inc.	91,634	13,068,841
Summit Materials, Inc.	57,458	1,049,183
U.S. Concrete, Inc. (a)	16,515	887,681
United States Lime & Minerals, Inc.	1,189	63,231
Vulcan Materials Co.	186,690	18,394,566
		39,538,658
Containers & Packaging - 0.4%
AEP Industries, Inc.	6,511	512,481
Aptargroup, Inc.	88,846	6,548,839
Avery Dennison Corp.	122,473	7,975,442
Ball Corp.	187,770	12,436,007
Bemis Co., Inc.	135,781	6,662,774
Berry Plastics Group, Inc. (a)	172,038	5,355,543
Crown Holdings, Inc. (a)	200,236	9,381,057
Graphic Packaging Holding Co.	466,132	5,747,408
Greif, Inc. Class A (b)	64,085	1,698,893
International Paper Co.	572,943	20,454,065
Myers Industries, Inc.	29,894	359,625
Owens-Illinois, Inc. (a)	226,285	3,385,224
Packaging Corp. of America	137,837	6,685,095
Sealed Air Corp.	280,107	12,809,293
Silgan Holdings, Inc.	68,205	3,494,142
Sonoco Products Co.	143,177	6,256,835
UFP Technologies, Inc. (a)	2,454	54,896
WestRock Co.	365,572	12,345,366
		122,162,985
Metals & Mining - 0.4%
A.M. Castle & Co. (a)(b)	36,860	79,249
AK Steel Holding Corp. (a)(b)	237,608	679,559
Alcoa, Inc. (b)	1,854,327	16,559,140
Allegheny Technologies, Inc. (b)	156,534	2,099,121
Ampco-Pittsburgh Corp.	10,414	125,072
Carpenter Technology Corp. (b)	70,077	2,082,688
Century Aluminum Co. (a)(b)	86,859	621,042
Cliffs Natural Resources, Inc. (a)(b)	197,662	426,950
Coeur d'Alene Mines Corp. (a)(b)	178,852	690,369
Commercial Metals Co.	150,267	2,207,422
Compass Minerals International, Inc.	48,467	3,288,001
Comstock Mining, Inc. (a)	56,723	30,063
Freeport-McMoRan, Inc. (b)	1,761,714	13,441,878
Friedman Industries	2,001	10,445
General Moly, Inc. (a)(b)	60,513	12,163
Gold Resource Corp. (b)	67,805	132,898
Golden Minerals Co. (a)(b)	71,014	25,388
Handy & Harman Ltd. (a)	5,646	112,638
Haynes International, Inc.	18,364	565,611
Hecla Mining Co. (b)	591,612	1,532,275
Kaiser Aluminum Corp.	23,771	1,821,096
Materion Corp.	30,858	804,777
McEwen Mining, Inc. (b)	325,161	595,045
Mines Management, Inc. (a)(b)	24,109	12,055
Newmont Mining Corp.	748,209	19,326,238
Nucor Corp.	449,704	17,691,355
Olympic Steel, Inc.	12,703	136,176
Paramount Gold Nevada Corp. (a)	7,958	9,868
Real Industries, Inc. (a)	30,069	211,385
Reliance Steel & Aluminum Co.	109,200	6,649,188
Royal Gold, Inc. (b)	91,840	4,258,621
Ryerson Holding Corp. (a)(b)	16,025	59,293
Schnitzer Steel Industries, Inc. Class A	32,409	474,468
Solitario Exploration & Royalty Corp. (a)	18,115	9,673
Steel Dynamics, Inc.	343,990	6,257,178
Stillwater Mining Co. (a)(b)	196,719	1,650,472
SunCoke Energy, Inc.	82,551	390,466
Synalloy Corp.	8,615	68,662
TimkenSteel Corp. (b)	51,850	400,801
U.S. Antimony Corp. (a)	24,962	6,740
United States Steel Corp. (b)	210,186	1,916,896
Universal Stainless & Alloy Products, Inc. (a)	6,659	53,072
Worthington Industries, Inc.	71,924	2,237,556
		109,763,053
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	50,323	842,407
Clearwater Paper Corp. (a)	24,633	1,001,824
Deltic Timber Corp.	17,765	1,005,854
Domtar Corp.	88,151	3,102,034
Kapstone Paper & Packaging Corp.	133,397	1,365,985
Louisiana-Pacific Corp. (a)(b)	182,513	2,900,132
Mercer International, Inc. (SBI)	60,804	553,316
Neenah Paper, Inc.	27,129	1,642,932
P.H. Glatfelter Co.	69,408	1,275,025
Resolute Forest Products (a)	135,020	692,653
Schweitzer-Mauduit International, Inc.	48,432	1,463,615
		15,845,777

TOTAL MATERIALS		910,647,075

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.4%
8x8, Inc. (a)(b)	139,704	1,624,758
Alaska Communication Systems Group, Inc. (a)	135,810	218,654
AT&T, Inc.	8,700,030	321,466,109
Atlantic Tele-Network, Inc.	16,949	1,219,311
CenturyLink, Inc.	768,501	23,508,446
Cincinnati Bell, Inc. (a)	268,656	929,550
Cogent Communications Group, Inc.	64,769	2,377,022
Consolidated Communications Holdings, Inc. (b)	72,849	1,703,938
Elephant Talk Communication, Inc. (a)	63,184	13,900
FairPoint Communications, Inc. (a)(b)	43,838	658,885
Frontier Communications Corp.	1,696,546	9,178,314
General Communications, Inc. Class A (a)	33,964	648,373
Globalstar, Inc. (a)(b)	350,014	546,022
Hawaiian Telcom Holdco, Inc. (a)	11,736	282,016
IDT Corp. Class B	44,765	583,288
inContact, Inc. (a)(b)	91,764	850,652
Inteliquent, Inc.	53,463	909,940
Intelsat SA (a)(b)	32,748	56,327
Iridium Communications, Inc. (a)(b)	122,967	852,161
Level 3 Communications, Inc. (a)	420,534	20,416,926
Lumos Networks Corp. (a)	23,791	292,629
ORBCOMM, Inc. (a)(b)	100,896	879,813
PDVWireless, Inc. (a)(b)	18,833	534,857
SBA Communications Corp. Class A (a)	176,992	16,794,771
Straight Path Communications, Inc. Class B (a)(b)	22,382	713,091
Towerstream Corp. (a)(b)	47,502	10,222
Verizon Communications, Inc.	5,752,569	291,827,825
Vonage Holdings Corp. (a)	257,043	1,380,321
Windstream Holdings, Inc. (b)	126,904	954,318
Zayo Group Holdings, Inc. (a)	56,193	1,330,650
		702,763,089
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)(b)	32,822	235,334
Leap Wireless International, Inc. rights (a)	51,525	132,935
NII Holdings, Inc. (a)(b)	134,717	715,347
NTELOS Holdings Corp. (a)(b)	21,397	196,638
Shenandoah Telecommunications Co.	60,186	1,454,094
Spok Holdings, Inc.	43,148	764,583
Sprint Corp. (a)(b)	1,114,515	3,833,932
T-Mobile U.S., Inc. (a)	388,850	14,426,335
Telephone & Data Systems, Inc.	127,836	3,415,778
U.S. Cellular Corp. (a)	27,310	1,130,634
		26,305,610

TOTAL TELECOMMUNICATION SERVICES		729,068,699

UTILITIES - 3.4%
Electric Utilities - 1.8%
Allete, Inc.	66,792	3,541,312
American Electric Power Co., Inc.	681,951	42,110,474
Cleco Corp.	90,723	4,165,093
Duke Energy Corp.	969,619	72,023,299
Edison International	456,435	31,110,610
El Paso Electric Co.	60,545	2,473,263
Empire District Electric Co.	99,444	3,253,808
Entergy Corp.	263,217	19,006,900
Eversource Energy	462,616	25,120,049
Exelon Corp. (b)	1,300,542	40,954,068
FirstEnergy Corp.	601,189	20,121,796
Genie Energy Ltd. Class B	24,074	223,166
Great Plains Energy, Inc.	198,778	5,832,147
Hawaiian Electric Industries, Inc.	167,525	4,918,534
IDACORP, Inc.	76,754	5,446,464
ITC Holdings Corp.	211,085	8,576,384
MGE Energy, Inc.	62,763	3,046,516
NextEra Energy, Inc.	647,486	73,049,371
OGE Energy Corp.	285,946	7,114,336
Otter Tail Corp.	61,346	1,678,427
Pepco Holdings, Inc. (b)	357,229	9,352,255
Pinnacle West Capital Corp.	178,279	12,270,944
PNM Resources, Inc.	111,489	3,558,729
Portland General Electric Co.	117,998	4,489,824
PPL Corp.	942,651	32,983,358
Southern Co.	1,274,124	61,387,294
Westar Energy, Inc.	214,666	9,329,384
Xcel Energy, Inc.	699,249	27,648,305
		534,786,110
Gas Utilities - 0.2%
AGL Resources, Inc.	168,776	10,911,368
Atmos Energy Corp.	139,029	9,650,003
Chesapeake Utilities Corp.	20,319	1,265,874
Delta Natural Gas Co., Inc.	3,078	69,347
Gas Natural, Inc.	8,386	65,914
Laclede Group, Inc.	66,837	4,379,160
National Fuel Gas Co. (b)	136,023	6,213,531
New Jersey Resources Corp.	133,342	4,616,300
Northwest Natural Gas Co.	40,743	2,032,668
ONE Gas, Inc.	75,398	4,371,576
Piedmont Natural Gas Co., Inc.	110,311	6,553,577
Questar Corp.	239,149	5,923,721
South Jersey Industries, Inc.	102,766	2,615,395
Southwest Gas Corp.	71,765	4,377,665
UGI Corp.	238,124	8,801,063
WGL Holdings, Inc.	66,091	4,506,745
		76,353,907
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	8,158
Blue Earth, Inc. (a)(b)	48,167	5,525
Calpine Corp. (a)	465,731	5,849,581
Dynegy, Inc. (a)	157,850	1,591,128
EnSite Power, Inc.	7,410	509
NRG Energy, Inc.	440,862	4,752,492
NRG Yield, Inc.:
Class A	44,523	551,195
Class C (b)	93,579	1,223,078
Ormat Technologies, Inc.	50,068	1,910,595
Pattern Energy Group, Inc. (b)	75,196	1,276,828
Talen Energy Corp. (a)(b)	106,771	679,064
TerraForm Global, Inc. (b)	98,063	310,860
Terraform Power, Inc. (b)	102,309	986,259
The AES Corp. (b)	944,239	9,253,542
U.S. Geothermal, Inc. (a)(b)	163,207	88,164
Vivint Solar, Inc. (a)(b)	34,907	275,416
		28,762,394
Multi-Utilities - 1.2%
Alliant Energy Corp.	160,034	10,874,310
Ameren Corp.	338,328	15,884,500
Avista Corp.	105,247	3,978,337
Black Hills Corp. (b)	76,148	4,265,049
CenterPoint Energy, Inc.	597,986	11,140,479
CMS Energy Corp. (b)	376,056	14,876,775
Consolidated Edison, Inc.	410,614	28,747,086
Dominion Resources, Inc.	839,485	58,696,791
DTE Energy Co.	250,046	21,033,870
MDU Resources Group, Inc.	267,810	4,876,820
NiSource, Inc.	434,782	9,339,117
NorthWestern Energy Corp. (b)	67,502	4,007,594
PG&E Corp.	681,153	38,641,810
Public Service Enterprise Group, Inc.	714,118	30,464,274
SCANA Corp.	209,282	13,607,516
Sempra Energy	331,820	32,023,948
TECO Energy, Inc.	330,288	9,073,011
Unitil Corp.	19,695	774,604
Vectren Corp.	130,243	5,928,661
WEC Energy Group, Inc. (b)	441,476	24,877,173
		343,111,725
Water Utilities - 0.1%
American States Water Co.	52,884	2,242,810
American Water Works Co., Inc.	257,950	16,720,319
Aqua America, Inc.	258,851	7,913,075
Artesian Resources Corp. Class A	8,755	247,329
Cadiz, Inc. (a)(b)	14,651	70,911
California Water Service Group	71,976	1,779,247
Connecticut Water Service, Inc.	18,109	754,964
Middlesex Water Co.	14,151	396,511
Pure Cycle Corp. (a)(b)	17,116	79,418
SJW Corp.	25,048	908,240
York Water Co.	40,150	1,115,367
		32,228,191

TOTAL UTILITIES		1,015,242,327

TOTAL COMMON STOCKS
(Cost $22,457,658,668)		29,203,591,413
	Principal Amount	Value

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18 (b)
(Cost $20,495)	20,495	$ 20,085

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.44% 3/3/16 to 9/15/16 (c)
(Cost $14,986,872)	15,000,000	14,986,084
	Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.40% (d)	234,506,946	$234,506,946
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	1,685,340,519	1,685,340,519
TOTAL MONEY MARKET FUNDS
(Cost $1,919,847,465)		1,919,847,465
TOTAL INVESTMENT PORTFOLIO - 105.7%
(Cost $24,392,513,500)		31,138,445,047
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(1,679,698,803)
NET ASSETS - 100%		$29,458,746,244

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
903 CME E-mini S&P 500 Index Contracts (United States)	March 2016	87,116,925	$(3,543,830)
116 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2016	15,459,320	614,683
256 CME S&P 500 Index Contracts (United States)	March 2016	123,488,000	3,614,632
299 ICE Russell 2000 Index Contracts (United States)	March 2016	30,847,830	943,120
TOTAL FUTURES CONTRACTS			$1,628,605

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,986,084.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$499,731
Fidelity Securities Lending Cash Central Fund	13,890,086
Total	$14,389,817

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,970,639,061	$3,970,639,061	$--	$--
Consumer Staples	2,748,293,004	2,748,293,004	--	--
Energy	1,727,323,654	1,727,323,654	--	--
Financials	5,148,946,841	5,148,610,456	628	335,757
Health Care	4,148,134,168	4,147,662,847	--	471,321
Industrials	3,122,726,259	3,122,726,259	--	--
Information Technology	5,682,570,325	5,682,570,325	--	--
Materials	910,647,075	910,647,075	--	--
Telecommunication Services	729,068,699	728,935,764	--	132,935
Utilities	1,015,242,327	1,015,241,818	--	509
Corporate Bonds	20,085	--	20,085	--
U.S. Government and Government Agency Obligations	14,986,084	--	14,986,084	--
Money Market Funds	1,919,847,465	1,919,847,465	--	--
Total Investments in Securities:	$31,138,445,047	$31,122,497,728	$15,006,797	$940,522
Derivative Instruments:
Assets
Futures Contracts	$5,172,435	$5,172,435	$--	$--
Total Assets	$5,172,435	$5,172,435	$--	$--
Liabilities
Futures Contracts	$(3,543,830)	$(3,543,830)	$--	$--
Total Liabilities	$(3,543,830)	$(3,543,830)	$--	$--
Total Derivative Instruments:	$1,628,605	$1,628,605	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,172,435	$(3,543,830)
Total Equity Risk	5,172,435	(3,543,830)
Total Value of Derivatives	$5,172,435	$(3,543,830)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Spartan® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $1,635,031,175) — See accompanying schedule: Unaffiliated issuers (cost $22,472,666,035)	$29,218,597,582
Fidelity Central Funds (cost $1,919,847,465)	1,919,847,465
Total Investments (cost $24,392,513,500)		$31,138,445,047
Segregated cash with brokers for derivative instruments		752,669
Receivable for investments sold		5,515,184
Receivable for fund shares sold		23,761,370
Dividends receivable		64,388,046
Distributions receivable from Fidelity Central Funds		1,294,419
Receivable from investment adviser for expense reductions		354,277
Other receivables		2,376,418
Total assets		31,236,887,430
Liabilities
Payable to custodian bank	$260,215
Payable for investments purchased	4,257,806
Payable for fund shares redeemed	84,304,969
Accrued management fee	840,510
Payable for daily variation margin for derivative instruments	2,042,285
Other affiliated payables	684,672
Other payables and accrued expenses	410,210
Collateral on securities loaned, at value	1,685,340,519
Total liabilities		1,778,141,186
Net Assets		$29,458,746,244
Net Assets consist of:
Paid in capital		$22,691,911,245
Undistributed net investment income		96,302,178
Accumulated undistributed net realized gain (loss) on investments		(77,027,402)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,747,560,223
Net Assets		$29,458,746,244
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,932,568,223 ÷ 34,936,410 shares)		$55.32
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($18,866,595,455 ÷ 341,044,139 shares)		$55.32
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,199,718,638 ÷ 21,689,519 shares)		$55.31
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($800,303,577 ÷ 14,469,547 shares)		$55.31
Class F:
Net Asset Value, offering price and redemption price per share ($6,659,560,351 ÷ 120,371,635 shares)		$55.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2016
Investment Income
Dividends		$584,931,078
Interest		26,735
Income from Fidelity Central Funds (including $13,890,086 from security lending)		14,389,817
Total income		599,347,630
Expenses
Management fee	$10,478,397
Transfer agent fees	8,569,367
Independent trustees' compensation	129,362
Miscellaneous	42,575
Total expenses before reductions	19,219,701
Expense reductions	(4,469,483)	14,750,218
Net investment income (loss)		584,597,412
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	193,107,250
Futures contracts	(14,629,293)
Total net realized gain (loss)		178,477,957
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,197,507,785)
Futures contracts	(11,940,275)
Total change in net unrealized appreciation (depreciation)		(3,209,448,060)
Net gain (loss)		(3,030,970,103)
Net increase (decrease) in net assets resulting from operations		$(2,446,372,691)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2016	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$584,597,412	$506,880,820
Net realized gain (loss)	178,477,957	201,575,642
Change in net unrealized appreciation (depreciation)	(3,209,448,060)	2,774,794,616
Net increase (decrease) in net assets resulting from operations	(2,446,372,691)	3,483,251,078
Distributions to shareholders from net investment income	(577,075,341)	(439,015,704)
Distributions to shareholders from net realized gain	(159,400,626)	–
Total distributions	(736,475,967)	(439,015,704)
Share transactions - net increase (decrease)	3,139,186,419	2,735,964,444
Redemption fees	358,768	389,476
Total increase (decrease) in net assets	(43,303,471)	5,780,589,294
Net Assets
Beginning of period	29,502,049,715	23,721,460,421
End of period (including undistributed net investment income of $96,302,178 and undistributed net investment income of $103,296,310, respectively)	$29,458,746,244	$29,502,049,715

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Investor Class

Years ended February 28,	2016A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$61.58	$54.91	$44.05	$39.55	$38.56
Income from Investment Operations
Net investment income (loss)B	1.13	1.10	.92	.87	.68
Net realized and unrealized gain (loss)	(5.97)	6.51	10.74	4.40	.96
Total from investment operations	(4.84)	7.61	11.66	5.27	1.64
Distributions from net investment income	(1.11)	(.94)	(.80)	(.77)	(.65)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.42)	(.94)	(.80)	(.77)	(.65)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$55.32	$61.58	$54.91	$44.05	$39.55
Total ReturnD	(7.96)%	13.94%	26.62%	13.50%	4.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.90%	1.91%	1.85%	2.15%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$1,932,568	$1,943,259	$1,694,212	$1,305,435	$3,379,770
Portfolio turnover rateG	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advantage Class

Years ended February 28,	2016 A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$61.59	$54.91	$44.06	$39.56	$38.56
Income from Investment Operations
Net investment income (loss)B	1.16	1.13	.94	.89	.69
Net realized and unrealized gain (loss)	(5.98)	6.52	10.73	4.39	.97
Total from investment operations	(4.82)	7.65	11.67	5.28	1.66
Distributions from net investment income	(1.14)	(.97)	(.82)	(.78)	(.66)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.45)	(.97)	(.82)	(.78)	(.66)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$55.32	$61.59	$54.91	$44.06	$39.56
Total ReturnD	(7.92)%	14.02%	26.65%	13.53%	4.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.07%	.07%
Expenses net of all reductions	.05%	.05%	.06%	.07%	.07%
Net investment income (loss)	1.95%	1.96%	1.89%	2.18%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$18,866,595	$18,860,117	$14,943,835	$10,262,592	$6,536,903
Portfolio turnover rateG	3%	2%	2%	3%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Institutional Class

Years ended February 28,	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$61.58	$54.91	$44.05	$39.55	$34.49
Income from Investment Operations
Net investment income (loss)C	1.17	1.13	.94	.89	.36
Net realized and unrealized gain (loss)	(5.98)	6.52	10.75	4.40	5.26
Total from investment operations	(4.81)	7.65	11.69	5.29	5.62
Distributions from net investment income	(1.15)	(.98)	(.83)	(.79)	(.56)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.46)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$55.31	$61.58	$54.91	$44.05	$39.55
Total ReturnE,F	(7.92)%	14.01%	26.69%	13.55%	16.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%	.07%	.07%	.07%	.07%I
Expenses net of fee waivers, if any	.04%	.04%	.05%	.06%	.06%I
Expenses net of all reductions	.04%	.04%	.05%	.06%	.06%I
Net investment income (loss)	1.96%	1.97%	1.90%	2.19%	2.03%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,199,719	$1,307,281	$1,254,047	$876,155	$693,534
Portfolio turnover rateJ	3%	2%	2%	3%	17%K

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advantage Institutional Class

Years ended February 28,	2016A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$61.58	$54.90	$44.05	$39.55	$34.49
Income from Investment Operations
Net investment income (loss)C	1.17	1.14	.95	.90	.36
Net realized and unrealized gain (loss)	(5.98)	6.52	10.73	4.39	5.26
Total from investment operations	(4.81)	7.66	11.68	5.29	5.62
Distributions from net investment income	(1.15)	(.98)	(.83)	(.79)	(.56)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.46)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$55.31	$61.58	$54.90	$44.05	$39.55
Total ReturnE,F	(7.91)%	14.04%	26.67%	13.57%	16.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.05%	.06%	.06%	.06%I
Expenses net of fee waivers, if any	.04%J	.04%K	.05%L	.05%L	.05%I,L
Expenses net of all reductions	.04%J	.04%K	.05%L	.05%L	.05%I,L
Net investment income (loss)	1.97%	1.97%	1.90%	2.20%	2.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$800,304	$1,022,585	$740,877	$546,329	$189,758
Portfolio turnover rateM	3%	2%	2%	3%	17%N

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents 0.35%.

 K Amount represents 0.38%.

 L Amount represents 0.45%.

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Class F

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$61.59	$54.92	$44.06	$39.56	$38.56
Income from Investment Operations
Net investment income (loss)B	1.17	1.14	.95	.90	.69
Net realized and unrealized gain (loss)	(5.98)	6.51	10.74	4.39	.97
Total from investment operations	(4.81)	7.65	11.69	5.29	1.66
Distributions from net investment income	(1.15)	(.98)	(.83)	(.79)	(.66)
Distributions from net realized gain	(.31)	–	–	–	–
Total distributions	(1.46)	(.98)	(.83)	(.79)	(.66)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$55.32	$61.59	$54.92	$44.06	$39.56
Total ReturnD,E	(7.91)%	14.01%	26.69%	13.55%	4.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.04%I	.05%J	.05%J	.06%
Expenses net of fee waivers, if any	.04%H	.04%I	.05%J	.05%J	.06%
Expenses net of all reductions	.04%H	.04%I	.05%J	.05%J	.06%
Net investment income (loss)	1.97%	1.97%	1.90%	2.20%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$6,659,560	$6,368,808	$5,088,489	$2,833,198	$1,494,616
Portfolio turnover rateK	3%	2%	2%	3%	17%
 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount represents .035%.

 I Amount represents .038%.

 J Amount represents .045%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Spartan® Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity Advantage® Institutional Class	(14.83)%	7.23%	6.46%

 The initial offering of Fidelity Advantage® Institutional Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Fidelity Advantage® Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Extended Market Index Fund - Fidelity Advantage® Institutional Class on February 28, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index℠ performed over the same period.

See above for additional information regarding the performance of Fidelity Advantage® Institutional Class.

Period Ending Values
$18,701	Spartan® Extended Market Index Fund - Fidelity Advantage® Institutional Class
$18,504	Dow Jones U.S. Completion Total Stock Market Index℠

Spartan® Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index returned -6.19% for the year ending February 29, 2016. Largely range-bound for the first half of the period, U.S. stocks suffered a steep, late-summer decline on concern about an economic slowdown in China. The market recovered in October, lifted by the U.S. Federal Reserve’s decision to delay raising near-term interest rates until mid-December. Investors also drew courage from a rate cut in China and economic stimulus in Europe. But continued oil-price weakness and U.S.-dollar strength, plus fresh worries about China and the Middle East, pushed the S&P 500® to its worst January since 2009, followed by a volatile but ultimately flattish February. Overall, growth-oriented and larger-cap stocks fared better than value and smaller-cap complements. In this environment, the tech-heavy Nasdaq Composite Index® returned -7.07% for the 12 months; the Russell 2000® Index, -14.97%. Few sectors within the broad-market S&P 500® gained ground, with a wide gap separating leaders from laggards. Despite increased competition among wireless carriers, telecommunication services (+8%) led the way, followed by the more defensive utilities sector (+6%). Rising wages and low inflation buoyed consumer staples (+4%), less so consumer discretionary (0%). Meanwhile, energy (-24%) foundered amid commodity weakness that also hurt materials (-17%). The financials sector(-12%) struggled as well.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes struggled, posting declines of about 15%, closely in line with the return of the Dow Jones U.S. Completion Total Stock Market Index℠. The biggest individual detractor was LinkedIn, a social networking company focused on the professional market. LinkedIn’s shares plunged in February 2016, after the company forecast worse-than-expected sales and earnings. Similarly, weaker-than-anticipated sales weighed on the shares of another social media stock, Twitter, which shed close to two-thirds of its value. Elsewhere, several energy companies – including natural gas supplier Cheniere Energy (-56%), independent oil and gas producer Whiting Petroleum (-88%), and energy service company Weatherford International (-50%) saw their stocks drop along with the price of oil. Meanwhile, in the alternative-energy space, SunEdison performed very poorly, as high indebtedness and various legal battles, among other factors, caused the stock to lose most of its value. The top-contributing stock was American Airlines Group, one of many airline companies to benefit from lower fuel prices. In the health care sector, several biotechnology stocks – such as Synegeva BioPharma, Receptos and Dyax – experienced huge gains after the companies agreed to be acquired by larger rivals.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Liberty Global PLC Class C	0.6	0.6
Tesla Motors, Inc.	0.5	0.6
Las Vegas Sands Corp.	0.5	0.4
Charter Communications, Inc. Class A	0.4	0.4
LinkedIn Corp. Class A	0.4	0.5
BioMarin Pharmaceutical, Inc.	0.4	0.5
Incyte Corp.	0.4	0.5
SBA Communications Corp. Class A	0.3	0.4
Markel Corp.	0.3	0.3
Liberty Interactive Corp. QVC Group Series A	0.3	0.3
	4.1

Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	24.4
Consumer Discretionary	16.5	16.1
Information Technology	16.5	15.3
Industrials	13.2	13.6
Health Care	11.8	13.7
Materials	4.5	4.6
Utilities	4.0	3.2
Consumer Staples	3.4	3.4
Energy	2.8	4.0
Telecommunication Services	1.2	1.1

Spartan® Extended Market Index Fund

Investments February 29, 2016

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	285,109	$4,168,294
Autoliv, Inc. (b)	340,177	36,137,003
Clean Diesel Technologies, Inc. (a)(b)	33,479	22,970
Cooper Tire & Rubber Co.	203,227	7,986,821
Cooper-Standard Holding, Inc. (a)(b)	69,407	5,084,063
Dana Holding Corp.	581,937	7,239,296
Dorman Products, Inc. (a)(b)	119,068	6,021,269
Drew Industries, Inc.	93,828	5,647,507
Federal-Mogul Corp. Class A (a)(b)	128,987	936,446
Fox Factory Holding Corp. (a)	77,051	1,150,371
Fuel Systems Solutions, Inc. (a)(b)	54,919	247,685
Gentex Corp. (b)	1,117,077	16,264,641
Gentherm, Inc. (a)	142,592	5,946,086
Horizon Global Corp. (a)	68,083	601,173
Lear Corp.	288,295	29,218,698
Metaldyne Performance Group, Inc. (b)	63,050	900,354
Modine Manufacturing Co. (a)	194,405	1,842,959
Motorcar Parts of America, Inc. (a)(b)	74,912	2,584,464
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	98,943	71,239
Shiloh Industries, Inc. (a)	30,442	132,118
Spartan Motors, Inc.	125,209	449,500
Standard Motor Products, Inc.	82,683	2,489,585
Stoneridge, Inc. (a)	102,814	1,237,881
Strattec Security Corp.	13,749	707,249
Superior Industries International, Inc.	94,712	1,870,562
Sypris Solutions, Inc. (a)	33,998	28,898
Tenneco, Inc. (a)	220,021	10,015,356
Tower International, Inc.	81,725	1,753,819
Unique Fabricating, Inc.	9,604	103,531
UQM Technologies, Inc. (a)(b)	137,888	83,422
Visteon Corp.	144,570	10,108,334
		161,051,594
Automobiles - 0.6%
Tesla Motors, Inc. (a)(b)	389,459	74,748,866
Thor Industries, Inc.	175,381	9,712,600
Winnebago Industries, Inc. (b)	112,011	2,097,966
		86,559,432
Distributors - 0.4%
Core-Mark Holding Co., Inc. (b)	90,079	6,632,517
Educational Development Corp.	16,502	187,133
Fenix Parts, Inc. (b)	45,422	226,202
LKQ Corp. (a)	1,178,582	32,528,863
Pool Corp. (b)	162,436	13,038,738
VOXX International Corp. (a)(b)	69,278	276,419
Weyco Group, Inc.	21,447	583,787
		53,473,659
Diversified Consumer Services - 0.7%
2U, Inc. (a)(b)	126,544	2,828,258
American Public Education, Inc. (a)	64,870	1,000,944
Apollo Education Group, Inc. Class A (non-vtg.) (a)	390,948	3,201,864
Ascent Capital Group, Inc. (a)(b)	47,464	659,750
Bridgepoint Education, Inc. (a)	58,229	368,590
Bright Horizons Family Solutions, Inc. (a)	168,175	10,657,250
Cambium Learning Group, Inc. (a)	48,546	215,544
Capella Education Co.	43,969	2,033,127
Career Education Corp. (a)	256,518	646,425
Carriage Services, Inc.	65,607	1,352,160
Chegg, Inc. (a)(b)	202,340	868,039
Collectors Universe, Inc.	19,242	306,910
DeVry, Inc. (b)	222,483	4,062,540
Graham Holdings Co.	17,353	8,470,173
Grand Canyon Education, Inc. (a)	185,510	7,231,180
Houghton Mifflin Harcourt Co. (a)	443,524	8,342,686
ITT Educational Services, Inc. (a)(b)	66,029	194,125
K12, Inc. (a)	122,984	1,204,013
Liberty Tax, Inc. (b)	23,124	392,646
LifeLock, Inc. (a)(b)	330,735	3,648,007
Lincoln Educational Services Corp. (a)	84,172	223,898
National American University Holdings, Inc. (b)	23,237	36,250
Regis Corp. (a)	150,570	2,157,668
Service Corp. International	754,718	17,750,967
ServiceMaster Global Holdings, Inc. (a)	520,795	19,753,754
Sotheby's Class A (Ltd. vtg.) (b)	226,764	5,158,881
Strayer Education, Inc. (a)	42,800	1,931,564
Universal Technical Institute, Inc.	75,572	295,487
Weight Watchers International, Inc. (a)(b)	103,789	1,221,597
		106,214,297
Hotels, Restaurants & Leisure - 3.8%
AG&E Holdings, Inc.	4,238	1,742
ARAMARK Holdings Corp.	872,100	27,401,382
Ark Restaurants Corp.	8,457	179,796
Belmond Ltd. Class A (a)	362,207	3,328,682
Biglari Holdings, Inc. (a)	6,073	2,239,237
BJ's Restaurants, Inc. (a)(b)	82,017	3,615,309
Bloomin' Brands, Inc.	477,196	8,250,719
Bob Evans Farms, Inc.	87,031	3,734,500
Bojangles', Inc. (a)(b)	32,768	473,825
Boyd Gaming Corp. (a)(b)	301,379	5,219,884
Bravo Brio Restaurant Group, Inc. (a)	63,389	495,068
Brinker International, Inc.	227,337	11,321,383
Buffalo Wild Wings, Inc. (a)(b)	72,871	11,560,984
Caesars Entertainment Corp. (a)(b)	166,261	1,502,999
Carrols Restaurant Group, Inc. (a)	128,836	1,709,654
Century Casinos, Inc. (a)	79,328	533,877
Chanticleer Holdings, Inc. (a)(b)	92,136	80,158
Choice Hotels International, Inc. (b)	137,168	7,109,417
Churchill Downs, Inc.	50,549	6,855,455
Chuy's Holdings, Inc. (a)(b)	65,176	2,088,239
ClubCorp Holdings, Inc.	263,944	3,502,537
Cosi, Inc. (a)(b)	94,577	59,962
Cracker Barrel Old Country Store, Inc. (b)	92,463	13,689,147
Dave & Buster's Entertainment, Inc. (a)	100,652	3,715,065
Del Frisco's Restaurant Group, Inc. (a)	95,251	1,470,675
Del Taco Restaurants, Inc. (a)	107,241	1,161,420
Denny's Corp. (a)	321,735	3,323,523
Diamond Resorts International, Inc. (a)(b)	203,949	4,444,049
DineEquity, Inc. (b)	66,966	6,125,380
Diversified Restaurant Holdings, Inc. (a)(b)	33,035	60,124
Domino's Pizza, Inc. (b)	210,105	27,952,369
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	32,067
Dover Motorsports, Inc.	22,686	50,590
Dunkin' Brands Group, Inc.	356,673	16,613,828
El Pollo Loco Holdings, Inc. (a)(b)	88,084	1,137,164
Eldorado Resorts, Inc. (a)	92,167	922,592
Empire Resorts, Inc. (a)(b)	9,364	115,926
Entertainment Gaming Asia, Inc. (a)	10,477	20,849
Extended Stay America, Inc. unit	274,286	4,053,947
Famous Dave's of America, Inc. (a)(b)	21,114	122,883
Fiesta Restaurant Group, Inc. (a)(b)	106,477	3,526,518
Flanigan's Enterprises, Inc.	1,120	20,227
Fogo de Chao, Inc. (b)	18,344	293,504
Full House Resorts, Inc. (a)	24,413	35,887
Gaming Partners International Corp. (a)	1,584	15,270
Golden Entertainment, Inc. (a)	33,424	345,938
Good Times Restaurants, Inc. (a)(b)	41,006	173,865
Habit Restaurants, Inc. Class A(a)(b)	45,637	948,337
Hilton Worldwide Holdings, Inc.	2,020,412	41,984,161
Hyatt Hotels Corp. Class A (a)(b)	111,765	5,157,955
Ignite Restaurant Group, Inc. (a)(b)	28,225	91,731
International Speedway Corp. Class A	111,755	3,854,430
Interval Leisure Group, Inc. (b)	157,792	2,043,406
Intrawest Resorts Holdings, Inc. (a)(b)	73,624	629,485
Isle of Capri Casinos, Inc. (a)	95,456	1,083,426
J. Alexanders Holdings, Inc. (a)	55,910	580,346
Jack in the Box, Inc.	138,305	9,508,469
Jamba, Inc. (a)(b)	61,744	819,343
Kona Grill, Inc. (a)(b)	36,570	541,967
Krispy Kreme Doughnuts, Inc. (a)(b)	248,724	3,641,319
La Quinta Holdings, Inc. (a)	337,443	3,664,631
Las Vegas Sands Corp.	1,414,474	68,290,805
Lindblad Expeditions Holdings (a)	89,178	861,459
Luby's, Inc. (a)	47,997	237,585
Marcus Corp.	79,026	1,476,206
Marriott Vacations Worldwide Corp.	104,316	6,316,334
MGM Mirage, Inc. (a)	1,814,789	34,353,956
Monarch Casino & Resort, Inc. (a)	40,804	820,976
Morgans Hotel Group Co. (a)	104,634	154,858
Nathan's Famous, Inc. (a)(b)	14,327	723,657
Noodles & Co. (a)(b)	86,399	1,108,499
Norwegian Cruise Line Holdings Ltd. (a)	611,408	30,038,475
Panera Bread Co. Class A (a)	90,648	18,782,266
Papa John's International, Inc. (b)	110,401	6,419,818
Papa Murphy's Holdings, Inc. (a)(b)	36,508	395,382
Peak Resorts, Inc. (b)	18,903	69,374
Penn National Gaming, Inc. (a)	279,009	3,861,485
Pinnacle Entertainment, Inc. (a)(b)	234,174	6,769,970
Planet Fitness, Inc. (a)(b)	56,167	804,873
Popeyes Louisiana Kitchen, Inc. (a)(b)	89,095	4,854,787
Potbelly Corp. (a)(b)	98,541	1,236,690
Rave Restaurant Group, Inc. (a)(b)	27,514	143,073
RCI Hospitality Holdings, Inc.	25,778	227,620
Red Lion Hotels Corp. (a)	62,437	460,785
Red Robin Gourmet Burgers, Inc. (a)(b)	53,135	3,459,089
Ruby Tuesday, Inc. (a)(b)	246,313	1,302,996
Ruth's Hospitality Group, Inc.	146,679	2,577,150
Scientific Games Corp. Class A (a)(b)	184,335	1,568,691
SeaWorld Entertainment, Inc. (b)	260,068	4,704,630
Shake Shack, Inc. Class A (b)	19,491	811,410
Six Flags Entertainment Corp. (b)	327,496	16,656,447
Sonic Corp.	193,399	5,680,129
Speedway Motorsports, Inc.	53,351	972,055
Texas Roadhouse, Inc. Class A	247,049	10,304,414
The Cheesecake Factory, Inc.	172,587	8,612,091
The ONE Group Hospitality, Inc. (a)	65	163
Town Sports International Holdings, Inc. (a)(b)	75,993	85,112
Vail Resorts, Inc.	141,080	17,975,003
Wendy's Co. (b)	843,696	7,905,432
Wingstop, Inc. (b)	29,477	702,142
Zoe's Kitchen, Inc. (a)(b)	76,269	2,664,076
		539,626,585
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	40,628	1,258,655
Beazer Homes U.S.A., Inc. (a)	97,397	712,946
CalAtlantic Group, Inc.	293,711	8,911,192
Cavco Industries, Inc. (a)	31,761	2,577,088
Century Communities, Inc. (a)(b)	55,973	881,015
Comstock Holding Companies, Inc. (a)	5,354	8,888
CSS Industries, Inc.	31,927	864,264
Dixie Group, Inc. (a)(b)	53,047	238,181
Emerson Radio Corp. (a)	24,397	22,445
Ethan Allen Interiors, Inc. (b)	108,182	3,086,432
Flexsteel Industries, Inc.	22,973	937,988
GoPro, Inc. Class A (a)(b)	297,878	3,538,791
Green Brick Partners, Inc. (a)(b)	103,995	635,409
Helen of Troy Ltd. (a)(b)	108,498	10,346,369
Hooker Furniture Corp.	43,930	1,402,246
Hovnanian Enterprises, Inc. Class A (a)(b)	504,242	761,405
Installed Building Products, Inc. (a)(b)	65,989	1,474,194
iRobot Corp. (a)(b)	114,922	3,601,655
Jarden Corp. (a)	799,689	42,287,554
KB Home (b)	331,802	4,047,984
Koss Corp. (a)	1,389	2,986
La-Z-Boy, Inc.	195,502	4,760,474
LGI Homes, Inc. (a)(b)	58,518	1,389,217
Libbey, Inc.	91,140	1,515,658
Lifetime Brands, Inc.	41,749	499,318
Live Ventures, Inc. (a)(b)	82,148	127,329
M.D.C. Holdings, Inc.	159,138	3,518,541
M/I Homes, Inc. (a)(b)	105,916	1,860,944
Meritage Homes Corp. (a)(b)	145,684	4,730,359
NACCO Industries, Inc. Class A	20,539	1,014,832
New Home Co. LLC (a)(b)	49,013	492,581
Nova LifeStyle, Inc. (a)(b)	55,913	72,128
NVR, Inc. (a)	14,181	23,214,297
Skullcandy, Inc. (a)	64,637	228,815
Skyline Corp. (a)	14,802	59,652
Stanley Furniture Co., Inc. (a)	37,789	95,984
Taylor Morrison Home Corp. (a)(b)	122,495	1,703,905
Tempur Sealy International, Inc. (a)(b)	237,822	13,715,195
Toll Brothers, Inc. (a)(b)	618,665	16,982,354
TopBuild Corp. (a)(b)	145,237	3,918,494
TRI Pointe Homes, Inc. (a)(b)	587,413	6,056,228
Tupperware Brands Corp.	192,579	9,621,247
Turtle Beach Corp. (a)(b)	43,489	43,924
UCP, Inc. (a)(b)	26,900	163,821
Universal Electronics, Inc. (a)	61,468	3,266,410
Vuzix Corp. (a)(b)	41,079	233,329
WCI Communities, Inc. (a)	71,459	1,232,668
William Lyon Homes, Inc. (a)(b)	78,434	930,227
Zagg, Inc. (a)(b)	108,836	1,134,071
		190,179,689
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	124,078	969,049
Blue Nile, Inc. (b)	48,062	1,252,496
CafePress, Inc. (a)	18,875	69,460
CVSL, Inc. (a)(b)	44,389	41,726
Etsy, Inc. (b)	67,695	537,498
EVINE Live, Inc. (a)(b)	215,780	109,854
FTD Companies, Inc. (a)(b)	72,622	1,688,462
Gaiam, Inc. Class A (a)	64,695	366,821
Groupon, Inc. Class A (a)(b)	1,701,732	8,134,279
HSN, Inc.	126,489	6,715,301
Lands' End, Inc. (a)(b)	66,814	1,607,545
Liberty Interactive Corp.:
(Venture Group) Series A (a)	523,450	19,205,381
QVC Group Series A (a)	1,806,881	45,858,640
Liberty TripAdvisor Holdings, Inc. (a)	259,073	5,282,498
NutriSystem, Inc.	114,343	2,326,880
Overstock.com, Inc. (a)	59,793	872,978
PetMed Express, Inc. (b)	85,301	1,407,467
Shutterfly, Inc. (a)	139,695	6,208,046
U.S. Auto Parts Network, Inc. (a)	51,915	142,766
Wayfair LLC Class A (a)(b)	93,294	3,635,667
		106,432,814
Leisure Products - 0.5%
Arctic Cat, Inc. (b)	47,692	833,656
Black Diamond, Inc. (a)(b)	93,828	403,460
Brunswick Corp.	348,583	14,828,721
Callaway Golf Co.	358,366	3,185,874
Escalade, Inc.	33,614	423,536
JAKKS Pacific, Inc. (a)(b)	75,785	548,683
Johnson Outdoors, Inc. Class A	22,481	493,008
Leapfrog Enterprises, Inc. Class A (a)	247,835	240,400
Malibu Boats, Inc. Class A (a)	73,220	1,131,249
Marine Products Corp.	22,297	163,883
MCBC Holdings, Inc. (a)	21,053	279,584
Nautilus, Inc. (a)	111,275	1,879,435
Polaris Industries, Inc.	235,490	20,701,926
Smith & Wesson Holding Corp. (a)	210,373	5,335,059
Sturm, Ruger & Co., Inc. (b)	72,704	5,111,818
Summer Infant, Inc. (a)	37,416	72,587
Vista Outdoor, Inc. (a)	240,833	11,873,067
		67,505,946
Media - 3.5%
A.H. Belo Corp. Class A	70,842	423,635
AMC Entertainment Holdings, Inc. Class A	89,192	2,143,284
AMC Networks, Inc. Class A (a)	235,037	15,404,325
Ballantyne of Omaha, Inc. (a)	47,765	194,881
Beasley Broadcast Group, Inc. Class A	5,286	18,237
Cable One, Inc.	17,459	7,482,404
Carmike Cinemas, Inc. (a)	98,980	2,171,621
Central European Media Enterprises Ltd. Class A (a)(b)	305,852	752,396
Charter Communications, Inc. Class A (a)(b)	293,629	52,724,023
Cinedigm Corp. (a)(b)	237,315	61,821
Cinemark Holdings, Inc.	405,820	13,432,642
Clear Channel Outdoor Holding, Inc. Class A	161,115	581,625
Crown Media Holdings, Inc. Class A (a)	151,945	667,039
Cumulus Media, Inc. Class A (a)(b)	615,106	153,777
Daily Journal Corp. (a)(b)	873	170,069
DISH Network Corp. Class A (a)	866,924	40,858,128
DreamWorks Animation SKG, Inc. Class A (a)(b)	274,311	7,038,820
E.W. Scripps Co. Class A (b)	203,673	3,515,396
Emmis Communications Corp. Class A (a)	99,045	52,494
Entercom Communications Corp. Class A (a)(b)	95,849	1,095,554
Entravision Communication Corp. Class A	226,807	1,750,950
Gannett Co., Inc.	446,885	6,819,465
Global Eagle Entertainment, Inc. (a)(b)	183,765	1,652,047
Gray Television, Inc. (a)	259,290	2,992,207
Harte-Hanks, Inc.	168,026	519,200
Hemisphere Media Group, Inc. (a)(b)	48,420	670,133
Insignia Systems, Inc. (a)	22,896	59,530
John Wiley & Sons, Inc. Class A	189,203	8,236,007
Journal Media Group, Inc.	62,931	756,431
Lee Enterprises, Inc. (a)(b)	197,525	262,708
Liberty Broadband Corp.:
Class A (a)	102,576	5,158,547
Class C (a)	248,016	12,492,566
Liberty Global PLC:
Class A (a)(b)	976,729	35,982,696
Class C (a)	2,366,417	85,096,322
LiLAC Class A (a)(b)	46,447	1,576,876
LiLAC Class C (a)(b)	115,885	4,251,821
Liberty Media Corp.:
Class A (a)	449,241	16,001,964
Class C (a)	697,418	24,339,888
Lions Gate Entertainment Corp. (b)	373,069	7,871,756
Live Nation Entertainment, Inc. (a)	564,903	12,422,217
Loral Space & Communications Ltd. (a)	52,109	1,670,615
Media General, Inc. (a)(b)	362,026	6,016,872
Meredith Corp.	144,351	6,277,825
MSG Network, Inc. Class A (a)(b)	237,750	3,903,855
National CineMedia, Inc.	242,387	3,623,686
New Media Investment Group, Inc.	159,578	2,494,204
Nexstar Broadcasting Group, Inc. Class A	117,453	5,247,800
NTN Communications, Inc. (a)(b)	1,287,167	154,460
Radio One, Inc. Class D (non-vtg.) (a)(b)	99,600	134,460
ReachLocal, Inc. (a)(b)	43,634	83,341
Reading International, Inc. Class A (a)	66,668	670,680
Regal Entertainment Group Class A (b)	266,518	5,247,739
RLJ Entertainment, Inc. (a)	337,819	172,288
Saga Communications, Inc. Class A	17,390	652,647
Salem Communications Corp. Class A	30,633	147,345
Scholastic Corp. (b)	103,406	3,622,312
Sinclair Broadcast Group, Inc. Class A	268,107	8,276,463
Sirius XM Holdings, Inc. (a)(b)	8,350,539	31,064,005
Sizmek, Inc. (a)	87,375	284,843
Spanish Broadcasting System, Inc. Class A (a)	17,489	56,839
SPAR Group, Inc. (a)	211,168	228,061
Starz Series A (a)(b)	315,812	7,955,304
The Madison Square Garden Co. (a)	78,689	12,196,795
The McClatchy Co. Class A (a)(b)	208,390	222,977
The New York Times Co. Class A (b)	504,012	6,335,431
Time, Inc.	436,583	6,155,820
Townsquare Media, Inc. (a)	37,107	361,793
Tribune Media Co. Class A (b)	314,699	11,297,694
Tribune Publishing Co.	77,532	650,493
World Wrestling Entertainment, Inc. Class A (b)	127,851	2,137,669
		505,199,818
Multiline Retail - 0.3%
Big Lots, Inc. (b)	187,809	7,596,874
Dillard's, Inc. Class A (b)	91,314	7,642,069
Fred's, Inc. Class A (b)	137,632	1,966,761
Gordmans Stores, Inc. (a)(b)	35,393	83,527
JC Penney Corp., Inc. (a)(b)	1,168,527	11,918,975
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	70,096	1,415,939
Sears Holdings Corp. (a)(b)	197,631	3,452,614
The Bon-Ton Stores, Inc. (b)	46,249	87,873
Tuesday Morning Corp. (a)(b)	176,292	1,186,445
		35,351,077
Specialty Retail - 2.6%
Aarons, Inc. Class A	251,844	5,789,894
Abercrombie & Fitch Co. Class A	256,435	7,449,437
Aeropostale, Inc. (a)(b)	296,378	60,757
America's Car Mart, Inc. (a)(b)	32,877	826,528
American Eagle Outfitters, Inc. (b)	686,984	10,483,376
Appliance Recycling Centers of America, Inc. (a)	2,967	2,641
Asbury Automotive Group, Inc. (a)	97,874	5,715,842
Ascena Retail Group, Inc. (a)(b)	667,314	5,638,803
Barnes & Noble Education, Inc. (a)(b)	156,009	1,666,176
Barnes & Noble, Inc. (b)	244,408	2,370,758
bebe stores, Inc. (b)	123,042	56,612
Big 5 Sporting Goods Corp.	72,081	987,510
Boot Barn Holdings, Inc. (a)(b)	56,501	574,050
Build-A-Bear Workshop, Inc. (a)	62,129	887,202
Burlington Stores, Inc. (a)	292,653	16,406,127
Cabela's, Inc. Class A (a)(b)	189,471	9,090,819
Caleres, Inc.	169,295	4,797,820
Chico's FAS, Inc.	536,505	6,845,804
Christopher & Banks Corp. (a)(b)	142,357	200,723
Citi Trends, Inc.	61,372	1,134,768
Conn's, Inc. (a)(b)	105,238	1,785,889
CST Brands, Inc.	291,240	9,447,826
Destination Maternity Corp.	47,814	386,337
Destination XL Group, Inc. (a)(b)	165,015	734,317
DGSE Companies, Inc. (a)	6,929	4,157
Dick's Sporting Goods, Inc.	346,958	14,735,306
DSW, Inc. Class A (b)	279,369	7,319,468
Express, Inc. (a)(b)	275,944	4,754,515
Finish Line, Inc. Class A	175,263	3,193,292
Five Below, Inc. (a)(b)	210,222	8,062,014
Foot Locker, Inc. (b)	530,277	33,142,313
Francesca's Holdings Corp. (a)(b)	164,101	2,966,946
Genesco, Inc. (a)	89,338	5,894,521
GNC Holdings, Inc.	320,446	9,126,302
Group 1 Automotive, Inc.	85,882	4,788,780
Guess?, Inc. (b)	238,877	5,100,024
Haverty Furniture Companies, Inc.	80,701	1,568,827
hhgregg, Inc. (a)(b)	51,212	88,597
Hibbett Sports, Inc. (a)(b)	91,692	3,255,066
Kirkland's, Inc.	59,206	846,054
Lithia Motors, Inc. Class A (sub. vtg.) (b)	90,946	8,432,513
Lumber Liquidators Holdings, Inc. (a)(b)	100,451	1,138,110
MarineMax, Inc. (a)	106,455	1,888,512
Mattress Firm Holding Corp. (a)(b)	80,837	3,640,090
Michaels Companies, Inc. (a)(b)	298,424	6,953,279
Monro Muffler Brake, Inc. (b)	123,067	8,414,091
Murphy U.S.A., Inc. (a)(b)	152,317	9,701,070
New York & Co., Inc. (a)	101,159	202,318
Office Depot, Inc. (a)	1,917,630	9,741,560
Outerwall, Inc. (b)	65,162	2,032,403
Pacific Sunwear of California, Inc. (a)(b)	152,515	29,435
Party City Holdco, Inc. (b)	93,488	924,596
Penske Automotive Group, Inc.	165,769	6,252,807
Perfumania Holdings, Inc. (a)	10,679	27,445
Pier 1 Imports, Inc.	336,151	1,660,586
Rent-A-Center, Inc. (b)	198,744	2,537,961
Restoration Hardware Holdings, Inc. (a)(b)	142,386	5,409,244
Sally Beauty Holdings, Inc. (a)	587,684	18,559,061
Sears Hometown & Outlet Stores, Inc. (a)	48,309	327,052
Select Comfort Corp. (a)	196,785	3,522,452
Shoe Carnival, Inc.	57,855	1,363,642
Sonic Automotive, Inc. Class A (sub. vtg.)	125,757	2,408,247
Sportsman's Warehouse Holdings, Inc. (a)(b)	92,196	1,195,782
Stage Stores, Inc.	118,625	996,450
Stein Mart, Inc.	120,516	893,024
Systemax, Inc. (a)	37,103	326,877
Tailored Brands, Inc.	188,760	2,914,454
Tandy Leather Factory, Inc. (a)	3,074	21,334
The Buckle, Inc. (b)	109,898	3,494,756
The Cato Corp. Class A (sub. vtg.)	104,360	3,777,832
The Children's Place Retail Stores, Inc. (b)	78,805	5,369,773
The Container Store Group, Inc. (a)(b)	57,080	308,803
Tile Shop Holdings, Inc. (a)(b)	111,509	1,407,244
Tilly's, Inc. (a)	41,468	298,155
Trans World Entertainment Corp. (a)	29,120	103,376
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	246,809	40,770,379
Vitamin Shoppe, Inc. (a)(b)	113,564	3,133,231
West Marine, Inc. (a)	56,548	462,563
Williams-Sonoma, Inc. (b)	321,402	16,748,258
Winmark Corp.	8,782	850,976
Zumiez, Inc. (a)(b)	83,973	1,734,882
		378,160,821
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	199,226	20,247,338
Charles & Colvard Ltd. (a)	45,090	37,876
Cherokee, Inc. (a)(b)	35,722	607,988
Columbia Sportswear Co.	112,448	6,692,905
Crocs, Inc. (a)(b)	286,683	2,806,627
Crown Crafts, Inc.	2,227	18,796
Culp, Inc.	37,424	953,564
Deckers Outdoor Corp. (a)(b)	122,104	6,906,202
Delta Apparel, Inc. (a)	17,128	289,121
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	26,917
Fossil Group, Inc. (a)(b)	159,710	7,491,996
G-III Apparel Group Ltd. (a)(b)	156,219	8,240,552
Iconix Brand Group, Inc. (a)(b)	180,793	1,572,899
Joe's Jeans, Inc. (a)	5,767	25,952
Kate Spade & Co. (a)(b)	493,367	9,778,534
Lakeland Industries, Inc. (a)(b)	24,535	292,457
lululemon athletica, Inc. (a)(b)	429,189	26,923,026
Movado Group, Inc. (b)	67,327	1,966,622
Oxford Industries, Inc.	58,518	4,250,162
Perry Ellis International, Inc. (a)	47,883	884,399
Rocky Brands, Inc.	27,150	312,497
Sequential Brands Group, Inc. (a)(b)	164,542	1,146,858
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	499,207	16,433,894
Steven Madden Ltd. (a)(b)	215,593	7,588,874
Superior Uniform Group, Inc.	29,286	519,827
Tumi Holdings, Inc. (a)(b)	220,888	4,362,538
Unifi, Inc. (a)	59,229	1,327,322
Vera Bradley, Inc. (a)	79,526	1,322,517
Vince Holding Corp. (a)	64,416	416,127
Wolverine World Wide, Inc. (b)	401,109	7,592,993
		141,037,380

TOTAL CONSUMER DISCRETIONARY		2,370,793,112

CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	36,090	6,788,890
Castle Brands, Inc. (a)(b)	356,392	295,520
Coca-Cola Bottling Co. Consolidated	18,708	3,268,662
Craft Brew Alliance, Inc. (a)(b)	36,075	298,340
Crystal Rock Holdings, Inc. (a)	4,384	3,420
MGP Ingredients, Inc. (b)	51,649	1,208,070
National Beverage Corp. (a)	47,215	1,795,114
Primo Water Corp. (a)	90,903	846,307
REED'S, Inc. (a)(b)	29,216	147,541
		14,651,864
Food & Staples Retailing - 0.7%
Andersons, Inc.	100,240	2,691,444
Casey's General Stores, Inc.	149,962	15,831,488
Chefs' Warehouse Holdings (a)(b)	70,559	1,331,448
Fairway Group Holdings Corp. (a)(b)	95,758	28,823
Fresh Market, Inc. (a)(b)	165,177	3,810,633
Ingles Markets, Inc. Class A	50,118	1,690,480
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	36,760	739,611
Performance Food Group Co.	61,655	1,524,728
PriceSmart, Inc.	74,804	5,779,357
Rite Aid Corp. (a)	4,043,473	32,145,610
Smart & Final Stores, Inc. (a)	108,668	1,765,855
SpartanNash Co.	149,652	4,107,947
Sprouts Farmers Market LLC (a)(b)	556,466	15,848,152
SUPERVALU, Inc. (a)	1,015,688	5,190,166
United Natural Foods, Inc. (a)(b)	190,820	5,888,705
Village Super Market, Inc. Class A	24,173	640,826
Weis Markets, Inc.	50,671	2,109,434
		101,124,707
Food Products - 1.8%
Alico, Inc.	12,666	303,224
Amplify Snack Brands, Inc. (b)	62,635	644,514
Arcadia Biosciences, Inc. (b)	26,228	74,488
B&G Foods, Inc. Class A	225,416	7,797,139
Blue Buffalo Pet Products, Inc. (a)(b)	133,182	2,437,231
Bunge Ltd.	551,748	27,432,911
Cal-Maine Foods, Inc. (b)	119,717	6,390,493
Calavo Growers, Inc. (b)	57,291	3,068,506
Coffee Holding Co., Inc. (a)	9,926	32,458
Darling International, Inc. (a)	634,441	5,716,313
Dean Foods Co. (b)	346,068	6,675,652
Diamond Foods, Inc. (a)	103,058	3,900,771
Farmer Brothers Co. (a)(b)	26,512	698,856
Flowers Foods, Inc.	720,381	12,340,127
Fresh Del Monte Produce, Inc.	130,882	5,249,677
Freshpet, Inc. (a)(b)	62,817	417,733
Golden Enterprises Ltd.	2,595	12,171
Ingredion, Inc.	275,401	27,876,089
Inventure Foods, Inc. (a)(b)	76,402	467,580
J&J Snack Foods Corp.	58,902	6,525,753
John B. Sanfilippo & Son, Inc.	34,955	2,432,868
Lancaster Colony Corp.	74,931	7,625,728
Landec Corp. (a)	103,509	1,044,406
Lifeway Foods, Inc. (a)	18,911	213,505
Limoneira Co. (b)	40,031	558,833
Omega Protein Corp. (a)	88,937	2,112,254
Pilgrim's Pride Corp. (b)	247,704	6,056,363
Pinnacle Foods, Inc.	419,713	18,127,404
Post Holdings, Inc. (a)	238,899	16,593,925
RiceBran Technologies (a)	15,640	19,394
Rocky Mountain Chocolate Factory, Inc.	3,001	30,940
S&W Seed Co. (a)(b)	38,997	163,397
Sanderson Farms, Inc. (b)	74,629	6,810,643
Seaboard Corp. (a)(b)	1,110	3,246,750
Seneca Foods Corp. Class A (a)(b)	25,855	859,937
Snyders-Lance, Inc. (b)	285,770	6,735,022
The Hain Celestial Group, Inc. (a)(b)	397,608	14,699,568
Tootsie Roll Industries, Inc. (b)	89,616	2,986,005
TreeHouse Foods, Inc. (a)(b)	209,784	17,709,965
WhiteWave Foods Co. (a)	679,196	26,298,469
		252,387,062
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	175,636	2,376,355
Energizer Holdings, Inc.	243,003	9,462,537
HRG Group, Inc. (a)	483,090	5,623,168
Ocean Bio-Chem, Inc. (a)	26,292	52,321
Oil-Dri Corp. of America	22,679	835,494
Orchids Paper Products Co. (b)	37,978	1,045,155
Spectrum Brands Holdings, Inc. (b)	103,695	9,930,870
WD-40 Co.	53,577	5,786,316
		35,112,216
Personal Products - 0.5%
Avon Products, Inc.	1,675,723	6,384,505
CCA Industries, Inc. (a)	3,083	10,760
Coty, Inc. Class A (b)	308,328	8,781,181
Cyanotech Corp. (a)	3,808	16,374
DS Healthcare Group, Inc. (a)(b)	37,637	54,197
Edgewell Personal Care Co. (a)	229,214	17,523,410
Elizabeth Arden, Inc. (a)(b)	100,149	620,924
Herbalife Ltd. (a)(b)	249,417	13,655,581
Inter Parfums, Inc.	69,261	1,752,996
LifeVantage Corp. (a)(b)	54,235	541,808
Mannatech, Inc. (a)	4,519	81,929
MediFast, Inc.	44,703	1,356,736
MYOS Corp. (a)	849	1,316
Natural Alternatives International, Inc. (a)	20,104	248,888
Natural Health Trends Corp. (b)	26,106	813,724
Nature's Sunshine Products, Inc.	31,943	267,682
Nu Skin Enterprises, Inc. Class A (b)	220,868	6,734,265
Nutraceutical International Corp. (a)	30,812	756,126
Reliv International, Inc. (a)	10,690	10,156
Revlon, Inc. (a)	50,358	1,762,530
Synutra International, Inc. (a)(b)	75,905	386,356
The Female Health Co. (a)	72,631	140,178
United-Guardian, Inc.	6,016	134,638
USANA Health Sciences, Inc. (a)(b)	21,579	2,432,385
		64,468,645
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	151,132	145,087
Alliance One International, Inc. (a)	33,481	349,207
Universal Corp. (b)	85,454	4,655,534
Vapor Corp. (a)	8,630	22
Vector Group Ltd. (b)	340,661	7,913,555
		13,063,405

TOTAL CONSUMER STAPLES		480,807,899

ENERGY - 2.8%
Energy Equipment & Services - 1.0%
Archrock, Inc. (a)	263,382	1,050,894
Aspen Aerogels, Inc. (a)	85,012	310,294
Atwood Oceanics, Inc. (b)	218,277	1,501,746
Basic Energy Services, Inc. (a)(b)	124,305	217,534
Bristow Group, Inc.	132,485	2,015,097
C&J Energy Services Ltd. (a)(b)	173,468	178,672
Carbo Ceramics, Inc. (b)	73,233	1,463,928
Core Laboratories NV (b)	162,208	17,022,108
Dawson Geophysical Co. (a)	74,501	254,048
Dril-Quip, Inc. (a)	145,438	7,890,012
EcoStim Energy Solutions, Inc. (a)	45,860	110,523
ENGlobal Corp. (a)	49,530	40,629
Enservco Corp. (a)(b)	77,749	37,327
Era Group, Inc. (a)(b)	75,717	698,111
Exterran Corp. (a)	145,808	1,988,821
Fairmount Santrol Holidings, Inc. (a)(b)	239,409	474,030
Forbes Energy Services Ltd. (a)(b)	27,033	7,950
Forum Energy Technologies, Inc. (a)(b)	265,515	3,122,456
Frank's International NV (b)	147,960	2,055,164
Geospace Technologies Corp. (a)(b)	53,804	600,991
Glori Energy, Inc. (a)(b)	55,391	6,647
GreenHunter Energy, Inc. (a)	80,259	7,424
Gulf Island Fabrication, Inc.	51,115	455,435
Gulfmark Offshore, Inc. Class A (a)(b)	96,074	344,906
Helix Energy Solutions Group, Inc. (a)	378,145	1,474,766
Hornbeck Offshore Services, Inc. (a)(b)	118,257	1,015,828
Independence Contract Drilling, Inc. (a)(b)	59,282	228,236
ION Geophysical Corp. (a)(b)	31,686	98,227
Key Energy Services, Inc. (a)(b)	479,802	109,875
Matrix Service Co. (a)	104,089	1,914,197
McDermott International, Inc. (a)(b)	958,156	3,161,915
Mitcham Industries, Inc. (a)(b)	40,926	134,647
Nabors Industries Ltd.	1,082,581	7,751,280
Natural Gas Services Group, Inc. (a)(b)	50,527	912,518
Newpark Resources, Inc. (a)	318,031	1,186,256
Noble Corp. (b)	916,136	7,631,413
Oceaneering International, Inc.	377,254	10,419,755
Oil States International, Inc. (a)	196,207	5,122,965
Parker Drilling Co. (a)	477,721	745,245
Patterson-UTI Energy, Inc.	560,394	8,708,523
PHI, Inc. (non-vtg.) (a)	47,780	871,507
Pioneer Energy Services Corp. (a)	267,695	366,742
Profire Energy, Inc. (a)	83,066	65,323
RigNet, Inc. (a)(b)	52,479	692,723
Rowan Companies PLC (b)	474,542	6,320,899
RPC, Inc. (b)	238,317	3,233,962
SAExploration Holdings, Inc. (a)	4,850	5,772
SEACOR Holdings, Inc. (a)(b)	68,593	3,319,215
Seventy Seven Energy, Inc. (a)(b)	162,514	78,007
Steel Excel, Inc. (a)	1,379	19,692
Superior Energy Services, Inc. (b)	585,387	6,017,778
Synthesis Energy Systems, Inc. (a)(b)	247,060	228,531
Tesco Corp. (b)	153,784	1,113,396
TETRA Technologies, Inc. (a)	316,221	1,593,754
Tidewater, Inc. (b)	175,026	1,006,400
U.S. Silica Holdings, Inc. (b)	206,496	3,962,658
Unit Corp. (a)(b)	202,179	1,083,679
Weatherford International Ltd. (a)	2,995,357	19,170,285
Willbros Group, Inc. (a)	147,556	193,298
		141,814,014
Oil, Gas & Consumable Fuels - 1.8%
Abraxas Petroleum Corp. (a)(b)	360,502	324,452
Adams Resources & Energy, Inc.	9,909	324,222
Aemetis, Inc.(a)(b)	44,295	81,060
Alon U.S.A. Energy, Inc. (b)	122,696	1,209,783
Amyris, Inc. (a)(b)	158,493	239,324
Antero Resources Corp. (a)(b)	303,947	6,945,189
Approach Resources, Inc. (a)(b)	134,203	101,176
Ardmore Shipping Corp.	91,732	737,525
Barnwell Industries, Inc. (a)	11,298	14,913
Bill Barrett Corp. (a)(b)	182,682	522,471
Bonanza Creek Energy, Inc. (a)(b)	146,972	273,368
California Resources Corp. (b)	1,542,715	867,160
Callon Petroleum Co. (a)	294,799	1,880,818
Carrizo Oil & Gas, Inc. (a)(b)	205,814	4,425,001
Centrus Energy Corp. Class A (a)(b)	22,164	29,256
Cheniere Energy, Inc. (a)	910,436	32,548,087
Clayton Williams Energy, Inc. (a)(b)	22,909	335,159
Clean Energy Fuels Corp. (a)(b)	265,500	764,640
Cloud Peak Energy, Inc. (a)(b)	245,192	416,826
Cobalt International Energy, Inc. (a)(b)	1,318,997	3,508,532
Comstock Resources, Inc. (a)(b)	164,381	133,149
Contango Oil & Gas Co. (a)	70,084	422,607
Continental Resources, Inc. (a)(b)	317,370	7,356,637
CVR Energy, Inc.	62,814	1,485,551
Dakota Plains Holdings, Inc. (a)(b)	515,397	85,041
Delek U.S. Holdings, Inc.	207,812	3,287,586
Denbury Resources, Inc. (b)	1,344,858	1,721,418
Diamondback Energy, Inc.	273,175	19,463,719
Earthstone Energy, Inc. (a)(b)	8,088	89,777
Eclipse Resources Corp. (a)(b)	183,229	173,829
Emerald Oil, Inc. (a)(b)	12,898	10,317
Energen Corp. (b)	365,845	9,687,576
Energy XXI (Bermuda) Ltd. (b)	397,008	147,766
EP Energy Corp. (a)(b)	144,956	249,324
Evolution Petroleum Corp.	101,231	437,318
EXCO Resources, Inc. (a)(b)	720,767	756,805
FieldPoint Petroleum Corp. (a)	9,981	4,791
Gastar Exploration, Inc. (a)(b)	271,506	187,339
Gener8 Maritime, Inc. (a)(b)	65,202	404,904
Gevo, Inc. (a)(b)	62,494	23,760
Green Plains, Inc.	140,896	1,916,186
Gulfport Energy Corp. (a)	424,380	10,185,120
Halcon Resources Corp. (a)(b)	316,044	183,558
Hallador Energy Co. (b)	57,447	277,469
Harvest Natural Resources, Inc. (a)(b)	160,875	85,376
HollyFrontier Corp.	709,328	23,989,473
Houston American Energy Corp. (a)	98,796	17,052
Isramco, Inc. (a)(b)	3,497	285,006
Jones Energy, Inc. (a)(b)	119,590	179,385
Kosmos Energy Ltd. (a)(b)	550,070	2,684,342
Laredo Petroleum, Inc. (a)(b)	490,065	2,504,232
Lilis Energy, Inc. (a)	324,187	51,546
Lucas Energy, Inc. (a)(b)	1,012	3,046
Magellan Petroleum Corp. (a)(b)	20,946	20,737
Magnum Hunter Resources Corp. warrants 4/16/16 (a)(b)	45,510	0
Matador Resources Co. (a)(b)	296,166	4,780,119
Memorial Resource Development Corp. (a)	357,922	3,461,106
Mexco Energy Corp. (a)	2,119	5,107
Northern Oil & Gas, Inc. (a)(b)	216,184	722,055
Oasis Petroleum, Inc. (a)(b)	677,269	3,650,480
Pacific Ethanol, Inc. (a)	83,671	329,664
Panhandle Royalty Co. Class A	62,313	968,344
Par Petroleum Corp. (a)(b)	110,262	2,172,161
Parsley Energy, Inc. Class A (a)	408,068	7,500,290
PBF Energy, Inc. Class A	376,242	11,362,508
PDC Energy, Inc. (a)(b)	155,809	7,807,589
Peabody Energy Corp. (b)	70,045	170,910
Pedevco Corp. (a)(b)	61,846	14,843
Petroquest Energy, Inc. (a)(b)	221,568	94,166
PrimeEnergy Corp. (a)	4,530	211,959
QEP Resources, Inc.	613,501	5,987,770
Renewable Energy Group, Inc. (a)	143,701	1,047,580
Resolute Energy Corp. (a)(b)	282,032	143,836
Rex American Resources Corp. (a)(b)	25,431	1,284,266
Rex Energy Corp. (a)(b)	201,679	119,071
Rice Energy, Inc. (a)(b)	312,238	2,860,100
Ring Energy, Inc. (a)(b)	100,968	422,046
RSP Permian, Inc. (a)(b)	270,936	6,478,080
Sanchez Energy Corp. (a)(b)	236,137	840,648
SemGroup Corp. Class A	172,754	3,282,326
SM Energy Co. (b)	271,975	2,458,654
Solazyme, Inc. (a)(b)	251,960	393,058
Stone Energy Corp. (a)(b)	219,405	340,078
Synergy Resources Corp. (a)(b)	444,115	2,775,719
Syntroleum Corp. (a)(b)	21,880	0
Targa Resources Corp. (b)	628,609	16,897,010
Teekay Corp. (b)	179,619	1,436,952
Tengasco, Inc. (a)	730,147	91,268
Torchlight Energy Resources, Inc. (a)(b)	82,228	42,759
TransAtlantic Petroleum Ltd. (a)	79,564	49,338
Triangle Petroleum Corp. (a)(b)	288,021	92,167
U.S. Energy Corp. (a)	99,524	35,570
Ultra Petroleum Corp. (a)(b)	570,926	203,250
Uranium Energy Corp. (a)(b)	393,299	338,670
Uranium Resources, Inc. (a)(b)	273,879	61,623
VAALCO Energy, Inc. (a)	208,727	221,251
Vertex Energy, Inc. (a)(b)	54,529	81,794
W&T Offshore, Inc. (a)(b)	130,520	237,546
Warren Resources, Inc. (a)(b)	299,550	23,814
Western Refining, Inc.	267,033	7,121,770
Westmoreland Coal Co. (a)(b)	66,816	410,918
Whiting Petroleum Corp. (a)(b)	788,945	3,163,669
World Fuel Services Corp.	275,023	12,873,827
WPX Energy, Inc. (a)(b)	906,208	3,724,515
Yuma Energy, Inc. (a)	106,091	20,072
Zion Oil & Gas, Inc. (a)	112,487	196,852
Zion Oil & Gas, Inc. rights 3/31/16 (b)	1,124	0
		263,069,872

TOTAL ENERGY		404,883,886

FINANCIALS - 25.5%
Banks - 5.7%
1st Century Bancshares, Inc. (a)	117	914
1st Source Corp.	71,543	2,178,484
Access National Corp.	28,887	537,298
ACNB Corp.	12,934	279,504
Allegiance Bancshares, Inc. (a)(b)	22,240	383,862
American National Bankshares, Inc.	28,161	715,008
American River Bankshares (a)	8,231	84,779
Ameris Bancorp	106,214	2,866,716
AmeriServ Financial, Inc.	14,728	45,215
Ames National Corp. (b)	27,281	638,648
Anchor Bancorp (a)	1,958	44,388
Arrow Financial Corp.	47,494	1,242,918
Associated Banc-Corp.	566,459	9,743,095
Atlantic Capital Bancshares, Inc. (a)	26,528	345,129
Auburn National Bancorp., Inc.	3,534	91,884
Avenue Financial Holdings, Inc.	10,920	199,072
Banc of California, Inc.	131,162	2,010,713
BancFirst Corp.	35,772	2,021,118
Bancorp, Inc., Delaware (a)(b)	154,431	736,636
BancorpSouth, Inc. (b)	313,771	6,250,318
Bank of Hawaii Corp.	175,432	11,139,932
Bank of Marin Bancorp	20,304	1,002,205
Bank of South Carolina Corp.	10,268	164,699
Bank of the Ozarks, Inc. (b)	309,310	11,704,290
BankUnited, Inc.	392,096	12,594,124
Bankwell Financial Group, Inc.	9,668	189,299
Banner Corp.	91,935	3,650,739
Bar Harbor Bankshares	22,746	752,665
Baylake Corp.	26,171	378,694
BBCN Bancorp, Inc.	311,125	4,452,199
BCB Bancorp, Inc.	9,297	91,390
Berkshire Hills Bancorp, Inc.	129,777	3,350,842
Blue Hills Bancorp, Inc.	118,588	1,636,514
BNC Bancorp	147,642	2,994,180
BOK Financial Corp. (b)	82,066	4,010,565
Boston Private Financial Holdings, Inc. (b)	349,734	3,693,191
Bridge Bancorp, Inc.	41,995	1,193,078
Brookline Bancorp, Inc., Delaware	288,529	3,032,440
Bryn Mawr Bank Corp.	81,577	2,050,030
C & F Financial Corp.	11,407	457,763
C1 Financial, Inc. (a)	34,746	780,048
California First National Bancorp	1,545	20,162
Camden National Corp.	29,600	1,148,776
Capital Bank Financial Corp. Series A	100,294	2,953,658
Capital City Bank Group, Inc.	39,065	562,536
Cardinal Financial Corp.	145,520	2,802,715
Carolina Bank Holdings, Inc. (a)	222	3,306
Carolina Financial Corp.	41,054	689,707
Cascade Bancorp (a)	114,458	613,495
Cathay General Bancorp	293,353	7,829,592
CB Financial Services, Inc.	38	751
Centerstate Banks of Florida, Inc.	204,586	2,864,204
Central Pacific Financial Corp.	129,311	2,577,168
Central Valley Community Bancorp	14,885	179,662
Century Bancorp, Inc. Class A (non-vtg.)	7,814	308,262
Chemical Financial Corp.	155,619	5,264,591
Chemung Financial Corp.	11,097	299,952
CIT Group, Inc.	653,231	19,472,816
Citizens & Northern Corp.	49,346	981,985
Citizens Holding Co.	12,650	290,318
City Holding Co. (b)	78,433	3,456,542
CNB Financial Corp., Pennsylvania	43,829	777,088
CoBiz, Inc.	148,931	1,615,901
Codorus Valley Bancorp, Inc.	25,431	509,129
Colony Bankcorp, Inc. (a)	4,518	38,493
Columbia Banking Systems, Inc.	228,552	6,589,154
Commerce Bancshares, Inc.	323,886	13,758,677
Community Bank System, Inc.	184,395	6,828,147
Community Bankers Trust Corp. (a)	391	1,916
Community Financial Corp.	16,726	320,972
Community Trust Bancorp, Inc.	69,101	2,330,086
CommunityOne Bancorp (a)	68,676	881,800
ConnectOne Bancorp, Inc.	121,702	1,876,645
County Bancorp, Inc.	25,129	485,744
CU Bancorp (a)	41,670	911,740
Cullen/Frost Bankers, Inc.	208,815	10,008,503
Customers Bancorp, Inc. (a)	96,782	2,192,112
CVB Financial Corp.	407,258	6,324,717
DNB Financial Corp.	1,770	50,941
Eagle Bancorp, Inc. (a)	122,015	5,593,168
East West Bancorp, Inc.	548,053	16,425,148
Eastern Virginia Bankshares, Inc.	8,987	61,112
Enterprise Bancorp, Inc.	21,548	489,786
Enterprise Financial Services Corp.	78,596	2,179,467
Evans Bancorp, Inc.	31	760
Farmers Capital Bank Corp.	28,648	736,540
Farmers National Banc Corp.	58,124	494,054
FCB Financial Holdings, Inc. Class A (a)	32,156	965,002
Fidelity Southern Corp.	76,312	1,143,917
Financial Institutions, Inc.	56,668	1,502,835
First Bancorp, North Carolina	78,950	1,459,786
First Bancorp, Puerto Rico (a)(b)	447,555	1,199,447
First Bancshares, Inc.	1,969	35,442
First Busey Corp.	96,210	1,823,180
First Business Finance Services, Inc.	37,553	792,744
First Citizen Bancshares, Inc.	36,056	8,441,791
First Commonwealth Financial Corp.	367,622	3,157,873
First Community Bancshares, Inc.	63,650	1,152,065
First Community Corp.	876	11,607
First Connecticut Bancorp, Inc.	52,765	848,989
First Financial Bancorp, Ohio	253,298	4,247,807
First Financial Bankshares, Inc. (b)	256,766	6,781,190
First Financial Corp., Indiana	50,606	1,667,468
First Foundation, Inc. (a)	44,930	975,880
First Horizon National Corp.	904,285	10,869,506
First Internet Bancorp	16,086	420,166
First Interstate Bancsystem, Inc.	99,832	2,675,498
First Merchants Corp.	163,473	3,627,466
First Midwest Bancorp, Inc., Delaware	350,526	5,853,784
First NBC Bank Holding Co. (a)	63,027	1,486,177
First Niagara Financial Group, Inc.	1,351,263	12,485,670
First Northwest Bancorp	359	4,516
First of Long Island Corp.	47,172	1,313,268
First Republic Bank	550,319	33,866,631
First South Bancorp, Inc., Virginia	39,689	325,847
First United Corp. (a)	14,602	151,277
FirstMerit Corp.	635,572	12,476,278
Flushing Financial Corp.	128,655	2,656,726
FNB Corp., Pennsylvania	791,233	9,716,341
Franklin Financial Network, Inc.	12,103	332,469
Fulton Financial Corp.	674,238	8,502,141
German American Bancorp, Inc.	53,103	1,661,701
Glacier Bancorp, Inc. (b)	290,763	6,925,975
Glen Burnie Bancorp	18,661	198,926
Great Southern Bancorp, Inc.	40,977	1,539,506
Great Western Bancorp, Inc.	194,520	4,787,137
Green Bancorp, Inc. (a)	35,071	250,758
Guaranty Bancorp	70,440	1,048,852
Hampton Roads Bankshares, Inc. (a)	275,254	462,427
Hancock Holding Co.	292,361	6,744,768
Hanmi Financial Corp.	125,047	2,604,729
Heartland Financial U.S.A., Inc.	72,319	2,126,179
Heritage Commerce Corp.	82,235	767,253
Heritage Financial Corp., Washington	130,856	2,282,129
Heritage Oaks Bancorp	87,401	634,531
Hilltop Holdings, Inc. (a)	307,403	5,127,482
Home Bancshares, Inc.	239,805	9,477,094
HomeTrust Bancshares, Inc. (a)	82,069	1,445,235
Horizon Bancorp Industries	36,474	882,671
Howard Bancorp, Inc. (a)	18,478	229,682
IBERIABANK Corp.	135,153	6,444,095
Independent Bank Corp.	94,433	1,390,998
Independent Bank Corp., Massachusetts	109,596	4,734,547
Independent Bank Group, Inc.	44,978	1,236,895
International Bancshares Corp.	239,742	5,406,182
Investar Holding Corp.	5,343	76,779
Investors Bancorp, Inc.	1,358,047	15,373,092
Jacksonville Bancorp, Inc. (a)	5,933	94,572
Lakeland Bancorp, Inc.	139,107	1,391,070
Lakeland Financial Corp.	76,194	3,254,246
Landmark Bancorp, Inc.	37	907
LCNB Corp.	31,620	505,920
LegacyTexas Financial Group, Inc.	175,731	3,119,225
Live Oak Bancshares, Inc. (b)	16,989	224,934
Macatawa Bank Corp.	68,107	415,453
MainSource Financial Group, Inc.	86,682	1,794,317
MB Financial, Inc. (b)	278,373	8,495,944
MBT Financial Corp.	27,761	226,807
Mercantile Bank Corp.	60,814	1,372,572
Merchants Bancshares, Inc.	19,984	577,538
Middleburg Financial Corp.	14,592	305,119
Middlefield Banc Corp.	60	2,028
Midsouth Bancorp, Inc.	31,992	218,825
MidWestOne Financial Group, Inc.	25,568	666,302
Monarch Financial Holdings, Inc.	18,568	282,234
MutualFirst Financial, Inc.	10,915	267,418
National Bank Holdings Corp.	138,299	2,674,703
National Bankshares, Inc. (b)	24,996	831,367
National Commerce Corp. (b)	9,411	207,324
National Penn Bancshares, Inc.	543,420	6,048,265
NBT Bancorp, Inc.	208,394	5,376,565
NewBridge Bancorp	171,779	1,877,544
Northeast Bancorp	20,002	198,220
Northrim Bancorp, Inc.	23,983	579,909
Norwood Financial Corp.	3,693	98,271
OFG Bancorp (b)	177,904	1,035,401
Ohio Valley Banc Corp.	8,415	189,338
Old Line Bancshares, Inc.	14,975	266,855
Old National Bancorp, Indiana	414,416	4,624,883
Old Point Financial Corp.	1,505	27,150
Old Second Bancorp, Inc. (a)	99,483	665,541
Opus Bank	69,045	2,227,392
Orrstown Financial Services, Inc.	21,236	373,541
Pacific Continental Corp.	71,890	1,109,982
Pacific Mercantile Bancorp (a)	39,140	271,240
Pacific Premier Bancorp, Inc. (a)	84,093	1,728,111
PacWest Bancorp	430,153	13,842,324
Park National Corp. (b)	57,652	4,911,374
Park Sterling Corp.	181,932	1,133,436
Patriot National Bancorp, Inc. (a)	1,402	18,226
Peapack-Gladstone Financial Corp.	58,745	973,992
Penns Woods Bancorp, Inc. (b)	16,004	619,515
People's Utah Bancorp	7,475	113,620
Peoples Bancorp of North Carolina	1,842	34,224
Peoples Bancorp, Inc. (b)	74,884	1,335,931
Peoples Financial Corp., Mississippi (a)	7,232	64,076
Peoples Financial Services Corp. (b)	25,706	931,071
Pinnacle Financial Partners, Inc.	139,321	6,460,315
Popular, Inc.	399,394	10,583,941
Porter Bancorp, Inc. (a)	3,733	4,293
Preferred Bank, Los Angeles	51,965	1,483,601
Premier Financial Bancorp, Inc.	10,929	169,400
PrivateBancorp, Inc.	304,069	10,447,811
Prosperity Bancshares, Inc. (b)	254,625	10,299,581
QCR Holdings, Inc.	39,029	875,030
Renasant Corp.	174,958	5,462,189
Republic Bancorp, Inc., Kentucky Class A	38,600	988,546
Republic First Bancorp, Inc. (a)(b)	108,000	435,240
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	26,816
S&T Bancorp, Inc. (b)	140,867	3,552,666
Sandy Spring Bancorp, Inc.	106,633	2,770,325
SB Financial Group, Inc.	532	5,405
Seacoast Banking Corp., Florida (a)	103,459	1,533,262
Select Bancorp, Inc. New (a)	98	785
ServisFirst Bancshares, Inc.	88,697	3,241,875
Shore Bancshares, Inc.	32,593	367,323
Sierra Bancorp	39,631	743,874
Signature Bank (a)	192,761	24,972,188
Simmons First National Corp. Class A	116,405	4,794,722
South State Corp.	95,276	5,949,986
Southcoast Financial Corp. (a)	10,059	131,270
Southern First Bancshares, Inc. (a)	506	11,395
Southern National Bancorp of Virginia, Inc.	18,881	238,278
Southside Bancshares, Inc. (b)	91,817	2,150,354
Southwest Bancorp, Inc., Oklahoma	77,819	1,178,958
State Bank Financial Corp.	153,774	2,878,649
Sterling Bancorp	474,473	6,837,156
Stock Yards Bancorp, Inc.	61,336	2,290,900
Stonegate Bank	63,728	1,829,631
Suffolk Bancorp	45,705	1,107,432
Summit Financial Group, Inc.	1,903	25,101
Sun Bancorp, Inc. (a)	33,728	700,868
SVB Financial Group (a)(b)	196,274	17,438,945
Synovus Financial Corp.	498,193	13,246,952
Talmer Bancorp, Inc. Class A	250,811	4,213,625
TCF Financial Corp. (b)	665,732	7,549,401
Texas Capital Bancshares, Inc. (a)(b)	175,415	5,671,167
The First Bancorp, Inc.	33,022	622,795
Tompkins Financial Corp.	54,825	3,095,968
TowneBank (b)	208,478	3,633,772
Trico Bancshares	90,636	2,247,773
TriState Capital Holdings, Inc. (a)	75,298	904,329
Triumph Bancorp, Inc. (a)	53,707	734,175
Trustmark Corp.	265,589	5,811,087
Two River Bancorp	1,393	12,676
UMB Financial Corp.	162,310	7,971,044
Umpqua Holdings Corp.	830,674	12,493,337
Union Bankshares Corp.	183,132	4,168,084
Union Bankshares, Inc.	439	12,397
United Bancorp, Inc.	41,665	369,985
United Bankshares, Inc., West Virginia (b)	264,225	9,258,444
United Community Bank, Inc.	241,544	4,181,127
United Security Bancshares, Inc.	8,545	70,838
United Security Bancshares, California	8,436	40,662
Unity Bancorp, Inc.	1,158	11,788
Univest Corp. of Pennsylvania	68,347	1,304,744
Valley National Bancorp (b)	797,775	7,179,975
Veritex Holdings, Inc. (a)	15,988	207,684
Village Bank & Trust Financial Corp. (a)	8,883	173,396
Washington Trust Bancorp, Inc.	63,697	2,363,159
WashingtonFirst Bankshares, Inc.	8,276	176,775
Webster Financial Corp.	349,992	11,763,231
WesBanco, Inc.	149,647	4,230,521
West Bancorp., Inc.	62,916	1,104,805
Westamerica Bancorp. (b)	98,932	4,450,951
Westbury Bancorp, Inc. (a)	15,948	305,245
Western Alliance Bancorp. (a)	346,126	10,286,865
Wilshire Bancorp, Inc.	281,301	2,768,002
Wintrust Financial Corp.	189,854	8,068,795
Xenith Bankshares, Inc. (a)	17,541	126,821
Yadkin Financial Corp.	97,241	2,105,268
Your Community Bankshares, Inc.	153	5,037
		812,902,624
Capital Markets - 1.5%
Arlington Asset Investment Corp. (b)	82,136	994,667
Artisan Partners Asset Management, Inc. (b)	146,518	4,158,181
Ashford, Inc. (a)	4,486	179,440
Associated Capital Group, Inc. (a)	16,526	451,656
BGC Partners, Inc. Class A	711,931	6,151,084
Calamos Asset Management, Inc. Class A	66,235	561,010
Cohen & Steers, Inc.	82,249	2,559,589
Cowen Group, Inc. Class A (a)(b)	407,014	1,379,777
Diamond Hill Investment Group, Inc.	11,958	2,020,902
Eaton Vance Corp. (non-vtg.) (b)	448,218	12,957,982
Evercore Partners, Inc. Class A	148,040	6,909,027
FBR & Co.	29,224	509,959
Federated Investors, Inc. Class B (non-vtg.) (b)	361,801	9,468,332
Fifth Street Asset Management, Inc. Class A	3,747	11,953
Financial Engines, Inc. (b)	202,406	4,938,706
FXCM, Inc. Class A (a)(b)	19,131	239,711
GAMCO Investors, Inc. Class A	16,526	574,113
Greenhill & Co., Inc.	104,768	2,415,950
HFF, Inc.	136,624	3,419,699
Houlihan Lokey	60,062	1,535,185
Institutional Financial Markets, Inc. (b)	16,813	13,955
Interactive Brokers Group, Inc.	218,502	7,466,213
INTL FCStone, Inc. (a)	64,346	1,642,753
Investment Technology Group, Inc.	132,967	2,435,955
Janus Capital Group, Inc. (b)	547,386	7,077,701
KCG Holdings, Inc. Class A (a)	194,127	2,051,922
Ladenburg Thalmann Financial Services, Inc. (a)(b)	402,412	937,620
Lazard Ltd. Class A	499,332	17,566,500
LPL Financial (b)	309,222	6,255,561
Manning & Napier, Inc. Class A	54,262	372,237
Medley Management, Inc. (b)	4,790	26,153
Moelis & Co. Class A	86,671	2,142,507
National Holdings Corp. (a)	3,483	8,394
NorthStar Asset Management Group, Inc.	741,552	8,105,163
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	569,359
Piper Jaffray Companies (a)	58,981	2,497,845
PJT Partners, Inc. (b)	68,695	1,911,095
Pzena Investment Management, Inc.	54,513	340,161
Raymond James Financial, Inc.	489,434	21,456,787
Safeguard Scientifics, Inc. (a)(b)	85,673	1,012,655
SEI Investments Co.	530,736	20,258,193
Silvercrest Asset Management Group Class A	17,895	195,413
Stifel Financial Corp. (a)	265,062	7,676,196
TD Ameritrade Holding Corp.	1,020,105	29,154,601
U.S. Global Investments, Inc. Class A	36,632	59,710
Vector Capital Corp. rights (a)(b)	49,572	1
Virtu Financial, Inc. Class A	86,087	1,920,601
Virtus Investment Partners, Inc. (b)	26,058	2,392,385
Waddell & Reed Financial, Inc. Class A	320,106	7,496,883
Westwood Holdings Group, Inc.	29,680	1,471,831
WisdomTree Investments, Inc. (b)	438,808	5,199,875
Zais Group Holdings, Inc. (a)	127	641
		221,153,789
Consumer Finance - 0.6%
Ally Financial, Inc. (a)	1,690,662	29,721,838
Asta Funding, Inc. (a)	30,764	222,116
Atlanticus Holdings Corp. (a)	33,601	100,467
Cash America International, Inc.	103,346	3,481,727
Consumer Portfolio Services, Inc. (a)	62,243	273,247
Credit Acceptance Corp. (a)(b)	40,064	7,895,412
Emergent Capital, Inc.(a)(b)	97,592	373,777
Encore Capital Group, Inc. (a)(b)	90,712	2,109,054
Enova International, Inc. (a)(b)	98,121	567,139
EZCORP, Inc. (non-vtg.) Class A (a)(b)	197,585	572,997
First Cash Financial Services, Inc.	111,991	4,722,660
First Marblehead Corp. (a)	27,325	91,812
Green Dot Corp. Class A (a)(b)	185,923	3,841,169
Imperial Holdings, Inc. warrants 4/11/19 (a)	3,852	1,287
J.G. Wentworth Co. (a)(b)	50,066	63,584
LendingClub Corp. (a)(b)	793,173	6,924,400
Nelnet, Inc. Class A	76,738	2,885,349
Nicholas Financial, Inc. (a)	73,640	776,166
OneMain Holdings, Inc. (a)(b)	180,493	4,073,727
PRA Group, Inc. (a)(b)	185,843	4,534,569
Regional Management Corp. (a)	42,651	652,560
Santander Consumer U.S.A. Holdings, Inc. (a)(b)	415,095	4,254,724
SLM Corp. (a)	1,670,395	9,755,107
World Acceptance Corp. (a)(b)	33,676	1,236,919
		89,131,807
Diversified Financial Services - 0.9%
A-Mark Precious Metals, Inc.	15,543	337,749
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	319,347	19,959,188
FactSet Research Systems, Inc.	159,524	24,006,767
Gain Capital Holdings, Inc.	100,645	727,663
MarketAxess Holdings, Inc.	144,068	17,066,295
Marlin Business Services Corp.	34,930	482,383
Morningstar, Inc.	78,602	6,240,213
MSCI, Inc. Class A	353,469	24,926,634
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(b)	83,480	572,673
On Deck Capital, Inc. (a)(b)	154,311	1,033,884
PICO Holdings, Inc. (a)(b)	92,014	786,720
Resource America, Inc. Class A (b)	59,547	267,366
TheStreet.com, Inc.	85,257	76,731
Tiptree Financial, Inc. (b)	93,732	574,577
Value Line, Inc.	13,155	197,851
Voya Financial, Inc.	869,902	25,540,323
		122,797,017
Insurance - 4.7%
1347 Property Insurance Holdings, Inc. (a)	6,993	41,049
Alleghany Corp. (a)	59,731	27,713,989
Allied World Assurance Co. Holdings AG	350,421	11,350,136
AMBAC Financial Group, Inc. (a)	175,979	2,687,199
American Equity Investment Life Holding Co. (b)	320,497	4,358,759
American Financial Group, Inc.	273,922	18,374,688
American National Insurance Co.	37,691	3,832,044
Amerisafe, Inc.	76,725	3,951,338
AmTrust Financial Services, Inc. (b)	313,784	7,672,019
Arch Capital Group Ltd. (a)	473,537	32,172,104
Argo Group International Holdings, Ltd.	108,758	6,061,083
Arthur J. Gallagher & Co.	669,855	26,693,722
Aspen Insurance Holdings Ltd.	240,330	10,740,348
Assured Guaranty Ltd.	544,791	13,516,265
Atlas Financial Holdings, Inc. (a)	30,081	540,556
Axis Capital Holdings Ltd.	367,492	19,737,995
Baldwin & Lyons, Inc. Class B	33,745	821,691
Blue Capital Reinsurance Holdings Ltd.	23,939	430,902
Brown & Brown, Inc. (b)	449,572	14,525,671
Citizens, Inc. Class A (a)(b)	170,904	1,199,746
CNA Financial Corp.	132,854	3,848,780
CNO Financial Group, Inc.	709,824	12,372,232
Crawford & Co. Class B	78,389	385,674
Donegal Group, Inc. Class A	26,385	386,804
eHealth, Inc. (a)(b)	71,274	719,155
EMC Insurance Group	30,828	742,338
Employers Holdings, Inc.	127,011	3,525,825
Endurance Specialty Holdings Ltd.	237,085	14,763,283
Enstar Group Ltd. (a)	46,182	7,299,065
Erie Indemnity Co. Class A	99,704	9,373,173
Everest Re Group Ltd.	165,346	30,775,851
FBL Financial Group, Inc. Class A	42,270	2,430,948
Federated National Holding Co.	50,478	1,206,424
Fidelity & Guaranty Life	47,968	1,188,167
First Acceptance Corp. (a)	24,679	54,047
First American Financial Corp.	421,194	15,596,814
FNF Group	1,068,219	35,229,863
FNFV Group (a)(b)	323,709	3,292,121
Genworth Financial, Inc. Class A (a)	1,893,839	4,014,939
Global Indemnity PLC (a)(b)	37,631	1,055,926
Greenlight Capital Re, Ltd. (a)	129,165	2,764,131
Hallmark Financial Services, Inc. (a)	45,911	458,192
Hanover Insurance Group, Inc.	170,552	14,147,288
HCI Group, Inc. (b)	36,061	1,267,184
Health Insurance Innovations, Inc. (a)	19,782	115,131
Heritage Insurance Holdings, Inc.	101,772	1,986,589
Horace Mann Educators Corp.	158,217	4,874,666
Independence Holding Co.	14,261	232,169
Infinity Property & Casualty Corp.	44,895	3,356,350
Investors Title Co.	4,573	394,924
James River Group Holdings Ltd.	64,733	1,892,146
Kemper Corp. (b)	189,990	5,106,931
Maiden Holdings Ltd. (b)	230,077	2,754,022
Markel Corp. (a)	53,570	45,893,955
MBIA, Inc. (a)(b)	550,388	3,775,662
Mercury General Corp.	149,160	7,842,833
National General Holdings Corp.	229,710	4,578,120
National Interstate Corp.	62,099	1,382,324
National Western Life Group, Inc.	9,296	1,995,015
Navigators Group, Inc. (a)	44,036	3,566,035
Old Republic International Corp.	909,449	16,188,192
OneBeacon Insurance Group Ltd.	95,214	1,229,213
PartnerRe Ltd.	182,625	25,616,809
Patriot National, Inc. (a)(b)	43,348	182,929
Phoenix Companies, Inc. (a)	22,777	840,471
Primerica, Inc.	186,438	7,865,819
ProAssurance Corp.	206,418	10,178,472
Reinsurance Group of America, Inc.	251,559	22,665,466
RenaissanceRe Holdings Ltd.	166,916	18,894,891
RLI Corp.	146,645	9,204,907
Safety Insurance Group, Inc.	55,502	3,069,816
Selective Insurance Group, Inc.	222,168	7,460,401
StanCorp Financial Group, Inc.	161,192	18,520,961
State Auto Financial Corp.	61,570	1,324,986
State National Companies, Inc.	127,071	1,432,090
Stewart Information Services Corp.	87,451	2,951,471
Third Point Reinsurance Ltd. (a)(b)	234,926	2,595,932
United Fire Group, Inc.	86,133	3,472,883
United Insurance Holdings Corp.	70,937	1,383,981
Universal Insurance Holdings, Inc. (b)	121,986	2,381,167
Validus Holdings Ltd.	316,485	14,213,341
W.R. Berkley Corp.	379,847	19,562,121
White Mountains Insurance Group Ltd.	22,176	17,005,887
WMI Holdings Corp. (a)(b)	282,926	690,339
		671,998,945
Real Estate Investment Trusts - 10.5%
Acadia Realty Trust (SBI)	285,952	9,450,714
AG Mortgage Investment Trust, Inc. (b)	118,038	1,455,409
Agree Realty Corp. (b)	85,113	3,153,437
Alexanders, Inc.	14,852	5,715,495
Alexandria Real Estate Equities, Inc.	279,401	22,117,383
Altisource Residential Corp. Class B	219,951	2,063,140
American Assets Trust, Inc.	157,178	5,829,732
American Campus Communities, Inc.	494,147	21,628,814
American Capital Agency Corp.	1,321,162	23,873,397
American Capital Mortgage Investment Corp.	201,392	2,783,237
American Farmland Co.	38,789	227,304
American Homes 4 Rent Class A (b)	595,454	8,336,356
American Residential Properties, Inc.	125,474	1,993,782
Annaly Capital Management, Inc. (b)	3,625,575	36,727,075
Anworth Mortgage Asset Corp.	522,696	2,456,671
Apollo Commercial Real Estate Finance, Inc.	217,372	3,358,397
Apollo Residential Mortgage, Inc.	129,369	1,668,860
Apple Hospitality (REIT), Inc. (b)	604,692	11,495,195
Arbor Realty Trust, Inc.	168,473	1,145,616
Ares Commercial Real Estate Corp.	147,369	1,436,848
Armada Hoffler Properties, Inc.	115,690	1,229,785
Armour Residential REIT, Inc. (b)	150,750	2,901,938
Ashford Hospitality Prime, Inc.	103,173	1,014,191
Ashford Hospitality Trust, Inc.	336,029	1,858,240
Blackstone Mortgage Trust, Inc.	361,113	8,933,936
Bluerock Residental Growth (REIT), Inc.	67,533	692,889
Brandywine Realty Trust (SBI)	660,673	8,132,885
Brixmor Property Group, Inc.	655,052	15,347,868
BRT Realty Trust (a)	19,147	123,498
Camden Property Trust (SBI)	330,203	24,679,372
Campus Crest Communities, Inc.	250,757	1,752,791
Capstead Mortgage Corp. (b)	366,600	3,559,686
Care Capital Properties, Inc.	325,108	8,618,613
CareTrust (REIT), Inc.	187,752	2,138,495
CatchMark Timber Trust, Inc.	149,487	1,592,037
CBL & Associates Properties, Inc.	593,615	6,844,381
Cedar Shopping Centers, Inc.	355,338	2,426,959
Chambers Street Properties	1,635,207	12,345,813
Chatham Lodging Trust	157,059	3,150,604
Cherry Hill Mortgage Investment Corp.	38,323	545,336
Chesapeake Lodging Trust	237,041	6,023,212
Chimera Investment Corp.	733,609	9,558,925
CIM Commercial Trust Corp.	63,257	1,034,885
City Office (REIT), Inc.	58,071	702,659
Colony Financial, Inc.	427,555	7,011,902
Colony Starwood Homes (b)	146,441	3,215,844
Columbia Property Trust, Inc.	484,020	9,811,085
Communications Sales & Leasing, Inc.	468,945	8,839,613
Condor Hospitality Trust, Inc. (a)	1,649	1,242
CorEnergy Infrastructure Trust, Inc. (b)	43,569	575,546
Coresite Realty Corp.	117,291	7,560,578
Corporate Office Properties Trust (SBI)	360,195	8,428,563
Corrections Corp. of America	450,509	13,033,225
Cousins Properties, Inc. (b)	785,116	6,799,105
CubeSmart	660,232	19,740,937
CyrusOne, Inc. (b)	252,230	9,998,397
CYS Investments, Inc.	595,977	4,672,460
DCT Industrial Trust, Inc.	325,197	11,768,879
DDR Corp.	1,140,512	19,080,766
DiamondRock Hospitality Co.	774,610	6,894,029
Digital Realty Trust, Inc.	562,641	44,488,024
Douglas Emmett, Inc.	528,275	14,178,901
Duke Realty LP	1,302,949	26,944,985
DuPont Fabros Technology, Inc.	250,582	8,933,248
Dynex Capital, Inc. (b)	240,801	1,529,086
Easterly Government Properties, Inc. (b)	78,889	1,349,002
EastGroup Properties, Inc.	123,895	6,718,826
Education Realty Trust, Inc.	231,751	9,188,927
Ellington Residential Mortgage REIT	28,927	349,438
Empire State Realty Trust, Inc.	440,642	6,909,267
EPR Properties	243,372	15,145,040
Equity Commonwealth (a)	490,826	13,070,696
Equity Lifestyle Properties, Inc.	305,379	21,425,391
Equity One, Inc.	343,112	9,404,700
FelCor Lodging Trust, Inc.	512,683	3,793,854
First Industrial Realty Trust, Inc.	413,921	8,907,580
First Potomac Realty Trust	233,279	1,973,540
Five Oaks Investment Corp. (b)	62,057	299,115
Forest City Realty Trust, Inc.	838,869	15,644,907
Forest City Realty Trust, Inc.	36	668
Four Corners Property Trust, Inc.	145,751	2,391,774
Franklin Street Properties Corp.	381,396	3,627,076
Gaming & Leisure Properties (b)	355,136	9,301,012
Getty Realty Corp.	133,752	2,432,949
Gladstone Commercial Corp.	92,895	1,382,278
Gladstone Land Corp.	66,704	566,984
Global Net Lease, Inc. (b)	676,427	5,228,781
Government Properties Income Trust (b)	292,415	4,339,439
Great Ajax Corp.	23,937	237,934
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	136,064	2,396,087
Hatteras Financial Corp.	352,200	4,842,750
Healthcare Realty Trust, Inc.	399,315	11,584,128
Healthcare Trust of America, Inc.	486,580	13,531,790
Hersha Hospitality Trust	183,682	3,697,519
Highwoods Properties, Inc. (SBI) (b)	354,984	15,459,553
Hospitality Properties Trust (SBI)	577,812	14,029,275
Hudson Pacific Properties, Inc.	284,643	7,258,397
Independence Realty Trust, Inc.	144,943	931,983
InfraReit, Inc.	92,221	1,947,708
Inland Real Estate Corp.	346,764	3,675,698
Invesco Mortgage Capital, Inc.	450,452	5,094,612
Investors Real Estate Trust (b)	531,495	3,263,379
iStar Financial, Inc. (a)(b)	334,900	2,833,254
JAVELIN Mortgage Investment Corp. (b)	53,341	318,979
Jernigan Capital, Inc. (b)	21,999	328,885
Kilroy Realty Corp. (b)	350,880	19,042,258
Kite Realty Group Trust	325,424	8,760,414
Ladder Capital Corp. Class A	193,300	1,998,722
Lamar Advertising Co. Class A	313,478	17,908,998
LaSalle Hotel Properties (SBI) (b)	428,260	10,428,131
Lexington Corporate Properties Trust (b)	846,936	6,555,285
Liberty Property Trust (SBI) (b)	562,441	16,243,296
LTC Properties, Inc.	147,644	6,561,299
Mack-Cali Realty Corp.	339,748	6,760,985
Medical Properties Trust, Inc.	914,274	10,578,150
MFA Financial, Inc.	1,425,880	9,710,243
Mid-America Apartment Communities, Inc.	286,203	25,741,098
Monmouth Real Estate Investment Corp. Class A	284,308	3,150,133
Monogram Residential Trust, Inc. (b)	679,478	6,169,660
National Health Investors, Inc.	135,001	8,492,913
National Retail Properties, Inc. (b)	518,726	22,813,569
National Storage Affiliates Trust	105,938	1,916,418
New Residential Investment Corp.	885,897	10,373,854
New Senior Investment Group, Inc. (b)	338,227	3,277,420
New York (REIT), Inc.	618,648	5,939,021
New York Mortgage Trust, Inc. (b)	451,716	1,888,173
Newcastle Investment Corp.	278,628	980,771
NexPoint Residential Trust, Inc.	81,233	961,799
NorthStar Realty Europe Corp.	245,650	2,397,544
NorthStar Realty Finance Corp.	726,462	9,073,510
Omega Healthcare Investors, Inc.	634,893	20,354,670
One Liberty Properties, Inc.	61,827	1,312,587
Orchid Island Capital, Inc. (b)	86,482	831,957
Outfront Media, Inc.	529,565	10,829,604
Owens Realty Mortgage, Inc. (b)	33,263	504,600
Paramount Group, Inc.	654,303	9,893,061
Parkway Properties, Inc.	310,323	4,155,225
Pebblebrook Hotel Trust	275,386	7,479,484
Pennsylvania Real Estate Investment Trust (SBI) (b)	268,651	5,147,353
PennyMac Mortgage Investment Trust	291,600	3,837,456
Physicians Realty Trust	414,178	7,115,578
Piedmont Office Realty Trust, Inc. Class A	565,148	10,381,769
Post Properties, Inc.	207,822	11,581,920
Potlatch Corp.	161,680	4,274,819
Power (REIT) (a)	1,227	5,276
Preferred Apartment Communities, Inc. Class A	97,537	1,180,198
PS Business Parks, Inc.	78,854	7,239,586
QTS Realty Trust, Inc. Class A	149,922	6,674,527
RAIT Financial Trust	327,689	858,545
Ramco-Gershenson Properties Trust (SBI) (b)	325,713	5,471,978
Rayonier, Inc.	483,807	10,561,507
Redwood Trust, Inc. (b)	322,279	3,831,897
Regency Centers Corp.	353,279	24,934,432
Resource Capital Corp. (b)	135,278	1,500,233
Retail Opportunity Investments Corp.	405,757	7,457,814
Retail Properties America, Inc.	923,315	13,563,497
Rexford Industrial Realty, Inc.	223,354	3,763,515
RLJ Lodging Trust	480,090	10,067,487
Rouse Properties, Inc. (b)	142,850	2,605,584
Ryman Hospitality Properties, Inc.	200,458	9,595,924
Sabra Health Care REIT, Inc.	253,365	5,045,764
Saul Centers, Inc.	55,021	2,694,929
Select Income REIT	261,430	5,390,687
Senior Housing Properties Trust (SBI)	912,053	14,237,147
Seritage Growth Properties (b)	54,723	2,263,343
Silver Bay Realty Trust Corp.	154,607	2,125,846
SoTHERLY Hotels, Inc.	42,144	229,263
Sovran Self Storage, Inc. (b)	146,828	15,628,372
Spirit Realty Capital, Inc. (b)	1,687,626	18,040,722
Stag Industrial, Inc.	260,318	4,571,184
Starwood Property Trust, Inc.	918,805	16,115,840
Store Capital Corp.	315,233	7,612,877
Summit Hotel Properties, Inc.	331,015	3,578,272
Sun Communities, Inc.	224,126	15,135,229
Sunstone Hotel Investors, Inc.	850,094	10,966,213
Tanger Factory Outlet Centers, Inc.	356,770	11,445,182
Taubman Centers, Inc.	229,361	16,243,346
Terreno Realty Corp.	173,007	3,830,375
The GEO Group, Inc.	293,325	8,518,158
TIER REIT, Inc. (b)	191,456	2,488,928
Two Harbors Investment Corp.	1,371,954	10,632,644
UDR, Inc.	1,005,563	34,520,978
UMH Properties, Inc.	98,719	926,971
United Development Funding IV (b)	118,635	379,632
Universal Health Realty Income Trust (SBI)	56,799	2,944,460
Urban Edge Properties	372,117	9,049,885
Urstadt Biddle Properties, Inc. Class A	125,843	2,487,916
VEREIT, Inc.	3,483,513	27,937,774
Washington REIT (SBI)	276,975	7,165,343
Weingarten Realty Investors (SBI)	433,416	15,269,246
Western Asset Mortgage Capital Corp. (b)	177,449	1,918,224
Wheeler REIT, Inc.	17,690	21,051
Whitestone REIT Class B	100,173	1,123,941
WP Carey, Inc.	378,669	21,466,746
WP Glimcher, Inc.	727,063	6,281,824
Xenia Hotels & Resorts, Inc.	448,816	6,875,861
ZAIS Financial Corp.	23,731	333,421
		1,500,748,791
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	176,542	5,917,688
Altisource Portfolio Solutions SA (a)(b)	43,074	1,152,660
American Realty Investments, Inc. (a)	2,022	9,018
AV Homes, Inc. (a)(b)	44,054	439,659
Consolidated-Tomoka Land Co. (b)	22,264	1,067,781
Farmland Partners, Inc.	43,759	479,599
Forestar Group, Inc. (a)(b)	135,057	1,316,806
FRP Holdings, Inc. (a)	24,947	846,701
Griffin Industrial Realty, Inc.	7,963	179,168
Howard Hughes Corp. (a)	137,965	12,801,772
InterGroup Corp. (a)	845	21,860
J.W. Mays, Inc. (a)	15	780
Jones Lang LaSalle, Inc.	173,030	17,661,172
Kennedy-Wilson Holdings, Inc.	362,458	6,893,951
Marcus & Millichap, Inc. (a)	51,096	1,138,930
Maui Land & Pineapple, Inc. (a)	17,943	97,072
RE/MAX Holdings, Inc.	63,612	2,039,401
Realogy Holdings Corp. (a)	563,424	18,012,665
Tejon Ranch Co. (a)(b)	57,888	1,018,829
The RMR Group, Inc. (a)(b)	25,905	584,417
The St. Joe Co. (a)(b)	306,607	4,663,492
Transcontinental Realty Investors, Inc. (a)	1,510	16,233
		76,359,654
Thrifts & Mortgage Finance - 1.1%
Anchor BanCorp Wisconsin, Inc. (a)	27,198	1,135,788
ASB Bancorp, Inc. (a)	23	572
Astoria Financial Corp.	343,825	5,119,554
Atlantic Coast Financial Corp. (a)	8,654	48,030
Bank Mutual Corp.	163,696	1,222,809
BankFinancial Corp.	65,539	789,090
BBX Capital Corp. (a)(b)	42,087	516,828
Bear State Financial, Inc. (a)(b)	45,612	419,174
Beneficial Bancorp, Inc. (a)	338,535	4,329,863
BofI Holding, Inc. (a)(b)	220,177	4,079,880
BSB Bancorp, Inc. (a)(b)	29,828	652,935
Cape Bancorp, Inc.	44,546	572,862
Capitol Federal Financial, Inc.	520,908	6,547,814
Charter Financial Corp.	62,615	858,452
Cheviot Financial Corp.	47,332	693,887
Chicopee Bancorp, Inc.	13,096	232,454
Citizens Community Bancorp, Inc.	2,013	17,755
Clifton Bancorp, Inc.	102,761	1,516,752
Dime Community Bancshares, Inc.	144,735	2,464,837
Elmira Savings Bank	185	3,284
Entegra Financial Corp. (a)	1,687	29,438
ESSA Bancorp, Inc.	32,482	434,284
Essent Group Ltd. (a)	260,775	5,019,919
EverBank Financial Corp.	314,525	4,095,116
Farmer Mac Class C (non-vtg.)	41,556	1,348,492
First Capital, Inc.	91	2,327
First Clover Leaf Financial Corp.	10,566	98,052
First Defiance Financial Corp.	36,252	1,420,716
First Financial Northwest, Inc.	38,725	517,753
Flagstar Bancorp, Inc. (a)	87,156	1,673,395
Fox Chase Bancorp, Inc.	37,869	725,949
Greene County Bancorp, Inc.	16	574
Hamilton Bancorp, Inc. (a)	69	932
HF Financial Corp.	34,377	583,034
Hingham Institution for Savings	4,840	568,458
HMN Financial, Inc. (a)	3,871	42,968
Home Bancorp, Inc.	15,826	393,276
Home Federal Bancorp, Inc.	31	682
HomeStreet, Inc. (a)(b)	92,903	1,855,273
HopFed Bancorp, Inc.	18,100	213,037
Impac Mortgage Holdings, Inc. (a)(b)	31,836	425,647
Kearny Financial Corp.	92,949	1,112,600
Lake Sunapee Bank Group	20,505	299,988
Lendingtree, Inc. (a)(b)	26,436	2,336,149
Malvern Bancorp, Inc. (a)	67	1,114
Meridian Bancorp, Inc.	209,533	2,889,460
Meta Financial Group, Inc.	29,775	1,232,387
MGIC Investment Corp. (a)(b)	1,297,649	8,875,919
Nationstar Mortgage Holdings, Inc. (a)(b)	145,355	1,718,096
New York Community Bancorp, Inc. (b)	1,873,973	28,353,211
NMI Holdings, Inc. (a)	199,017	1,014,987
Northfield Bancorp, Inc.	168,261	2,643,380
Northwest Bancshares, Inc.	395,035	4,973,491
Ocean Shore Holding Co.	5,982	101,993
OceanFirst Financial Corp.	53,326	906,009
Ocwen Financial Corp. (a)(b)	404,490	1,533,017
Oritani Financial Corp.	165,696	2,803,576
PB Bancorp, Inc.	7,070	59,388
PennyMac Financial Services, Inc. (a)	84,716	1,051,326
PHH Corp. (a)	187,159	1,697,532
Poage Bankshares, Inc.	6,654	112,186
Provident Bancorp, Inc. (a)	5,687	73,249
Provident Financial Holdings, Inc.	21,795	382,066
Provident Financial Services, Inc.	240,192	4,465,169
Prudential Bancorp, Inc.	917	14,030
Pulaski Financial Corp.	35,764	537,533
Radian Group, Inc.	792,117	8,554,864
River Valley Bancorp	1,379	47,327
Riverview Bancorp, Inc.	30,435	129,653
Security National Financial Corp. Class A	36,865	200,177
SI Financial Group, Inc.	23,177	322,160
Southern Missouri Bancorp, Inc.	20,482	482,146
Stonegate Mortgage Corp. (a)(b)	75,820	354,838
Territorial Bancorp, Inc.	30,643	788,444
TFS Financial Corp.	334,694	5,656,329
Timberland Bancorp, Inc.	12,774	157,631
Trustco Bank Corp., New York	396,403	2,287,245
United Community Bancorp, Inc.	1,461	20,060
United Community Financial Corp.	251,020	1,481,018
United Financial Bancorp, Inc. New	202,055	2,339,797
Walker & Dunlop, Inc. (a)(b)	106,654	2,465,840
Walter Investment Management Corp. (a)(b)	145,755	1,093,163
Washington Federal, Inc.	351,392	7,445,996
Waterstone Financial, Inc.	131,265	1,853,462
Westfield Financial, Inc.	94,628	791,090
WSFS Financial Corp.	112,419	3,406,296
		159,737,334

TOTAL FINANCIALS		3,654,829,961

HEALTH CARE - 11.8%
Biotechnology - 3.7%
Abeona Therapeutics, Inc. (a)(b)	23,983	53,722
ACADIA Pharmaceuticals, Inc. (a)(b)	364,842	6,297,173
Acceleron Pharma, Inc. (a)(b)	124,994	3,167,348
Achillion Pharmaceuticals, Inc. (a)(b)	439,487	3,247,809
Acorda Therapeutics, Inc. (a)(b)	165,219	5,404,313
Actinium Pharmaceuticals, Inc. (a)(b)	112,631	226,388
Adamas Pharmaceuticals, Inc. (a)	54,567	698,458
Aduro Biotech, Inc. (b)	30,933	450,384
Advaxis, Inc. (a)(b)	106,528	581,643
Aegerion Pharmaceuticals, Inc. (a)(b)	106,878	602,792
Agenus, Inc. (a)(b)	258,681	716,546
Agios Pharmaceuticals, Inc. (a)(b)	101,249	3,882,899
Aimmune Therapeutics, Inc. (a)(b)	43,927	702,832
Akebia Therapeutics, Inc. (a)(b)	129,131	942,656
Alder Biopharmaceuticals, Inc. (a)(b)	103,717	1,969,586
Aldeyra Therapeutics, Inc. (a)(b)	22,558	110,534
Alkermes PLC (a)(b)	578,593	18,671,196
Alnylam Pharmaceuticals, Inc. (a)(b)	285,499	16,721,676
AMAG Pharmaceuticals, Inc. (a)(b)	133,508	3,508,590
Amicus Therapeutics, Inc. (a)(b)	492,775	3,035,494
AmpliPhi Biosciences Corp. (a)(b)	17,690	55,370
Anacor Pharmaceuticals, Inc. (a)	170,507	10,874,936
Anavex Life Sciences Corp. (a)(b)	113,107	505,588
Anthera Pharmaceuticals, Inc. (a)(b)	129,963	393,788
Applied Genetic Technologies Corp. (a)(b)	40,287	534,608
Aquinox Pharmaceuticals, Inc. (a)(b)	32,191	286,178
ARCA Biopharma, Inc. (a)(b)	7,333	25,226
Ardelyx, Inc. (a)(b)	75,570	730,006
Arena Pharmaceuticals, Inc. (a)(b)	911,709	1,358,446
Argos Therapeutics, Inc. (a)(b)	33,363	148,132
ARIAD Pharmaceuticals, Inc. (a)(b)	748,579	4,087,241
ArQule, Inc. (a)	223,720	422,831
Array BioPharma, Inc. (a)(b)	514,508	1,291,415
Arrowhead Research Corp. (a)(b)	213,627	833,145
Asterias Biotherapeutics, Inc. (a)(b)	52,700	226,083
Atara Biotherapeutics, Inc. (a)(b)	69,137	1,136,612
Athersys, Inc. (a)(b)	318,191	566,380
aTyr Pharma, Inc. (a)(b)	24,717	110,485
Avalanche Biotechnologies, Inc. (a)(b)	53,874	275,835
AVEO Pharmaceuticals, Inc. (a)(b)	226,280	221,754
Bellicum Pharmaceuticals, Inc. (a)(b)	31,753	286,412
BIND Therapeutics, Inc. (a)(b)	35,747	57,910
Biocept, Inc. (a)(b)	60,358	80,880
BioCryst Pharmaceuticals, Inc. (a)(b)	290,153	577,404
BioMarin Pharmaceutical, Inc. (a)	625,080	51,175,300
Biospecifics Technologies Corp. (a)	20,059	712,095
Biota Pharmaceuticals, Inc. (a)	114,179	175,836
BioTime, Inc. (a)(b)	232,753	535,332
bluebird bio, Inc. (a)(b)	139,851	6,463,913
Blueprint Medicines Corp. (b)	33,505	580,642
BrainStorm Cell Therpeutic, Inc. (a)(b)	45,873	106,425
Calithera Biosciences, Inc. (a)(b)	34,697	206,100
Cancer Genetics, Inc. (a)(b)	27,876	61,327
Capricor Therapeutics, Inc. (a)(b)	40,820	99,601
Cara Therapeutics, Inc. (a)	63,234	311,111
CareDx, Inc. (a)(b)	9,326	44,951
CASI Pharmaceuticals, Inc. (a)	37,512	29,634
Catabasis Pharmaceuticals, Inc. (b)	25,262	106,100
Catalyst Biosciences, Inc. (a)	21,490	43,195
Catalyst Pharmaceutical Partners, Inc. (a)(b)	276,321	290,137
Cel-Sci Corp. (a)(b)	339,496	195,210
Celator Pharmaceuticals, Inc. (a)(b)	60,246	128,926
Celladon Corp. (a)(b)	36,204	33,670
Celldex Therapeutics, Inc. (a)(b)	388,495	2,641,766
Cellectar Biosciences, Inc. (a)(b)	44,858	22,429
Cellular Biomedicine Group, Inc. (a)(b)	29,329	508,565
Celsion Corp. (a)(b)	60,020	73,825
Cepheid, Inc. (a)	277,548	8,237,625
Ceres, Inc. (a)(b)	25,094	6,324
Cerulean Pharma, Inc. (a)(b)	48,961	95,474
ChemoCentryx, Inc. (a)(b)	80,697	265,493
Chiasma, Inc. (a)	21,495	212,156
Chimerix, Inc. (a)(b)	158,434	730,381
Cidara Therapeutics, Inc. (b)	14,000	140,280
Cleveland Biolabs, Inc. (a)(b)	10,000	32,500
Clovis Oncology, Inc. (a)(b)	128,391	2,390,640
Coherus BioSciences, Inc. (a)(b)	41,043	582,400
Colucid Pharmaceuticals, Inc. (b)	21,348	116,987
Conatus Pharmaceuticals, Inc. (a)(b)	52,030	92,613
Concert Pharmaceuticals, Inc. (a)	53,369	686,325
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	76,742	106,671
CorMedix, Inc. (a)(b)	116,216	182,459
CTI BioPharma Corp. (a)(b)	813,794	440,995
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(b)	448,089	613,882
Cyclacel Pharmaceuticals, Inc. (a)(b)	68,516	24,049
Cytokinetics, Inc. (a)(b)	134,532	847,552
CytomX Therapeutics, Inc. (a)(b)	29,265	377,519
Cytori Therapeutics, Inc. (a)(b)	641,498	134,715
CytRx Corp. (a)(b)	205,144	541,580
Dicerna Pharmaceuticals, Inc. (a)	54,393	269,789
Discovery Laboratories, Inc. (a)	42,582	85,164
Dyax Corp. rights 12/31/19 (a)	559,523	1,303,689
Dynavax Technologies Corp. (a)(b)	148,743	2,397,737
Eagle Pharmaceuticals, Inc. (a)(b)	33,845	2,145,435
Edge Therapeutics, Inc. (a)	37,290	266,996
Eleven Biotherapeutics, Inc. (a)(b)	33,461	9,871
Emergent BioSolutions, Inc. (a)(b)	119,435	4,040,486
Enanta Pharmaceuticals, Inc. (a)(b)	49,484	1,404,851
Enzon Pharmaceuticals, Inc.	134,828	57,976
Epirus Biopharmaceuticals, Inc. (a)(b)	53,731	143,462
Epizyme, Inc. (a)(b)	141,319	1,242,194
Esperion Therapeutics, Inc. (a)(b)	51,546	767,520
Exact Sciences Corp. (a)(b)	380,087	1,911,838
Exelixis, Inc. (a)(b)	815,305	2,967,710
Fate Therapeutics, Inc. (a)(b)	72,909	128,320
Fibrocell Science, Inc. (a)(b)	125,506	283,644
FibroGen, Inc. (a)	194,468	3,370,130
Five Prime Therapeutics, Inc. (a)(b)	97,790	3,185,020
Flexion Therapeutics, Inc. (a)(b)	39,522	373,681
Fortress Biotech, Inc. (a)(b)	160,408	455,559
Foundation Medicine, Inc. (a)(b)	49,011	726,833
Galectin Therapeutics, Inc. (a)(b)	80,065	102,483
Galena Biopharma, Inc. (a)(b)	643,304	533,942
Galmed Pharmaceuticals Ltd. (a)(b)	20,354	94,646
Genocea Biosciences, Inc. (a)(b)	72,934	285,901
Genomic Health, Inc. (a)	71,549	1,819,491
GenVec, Inc. (a)(b)	142,471	71,236
Geron Corp. (a)(b)	617,419	1,487,980
Global Blood Therapeutics, Inc. (a)(b)	25,063	374,191
GlobeImmune, Inc. (a)	5,000	5,150
GlycoMimetics, Inc. (a)	32,989	149,770
GTx, Inc. (a)(b)	309,343	188,699
Halozyme Therapeutics, Inc. (a)(b)	417,070	3,390,779
Harvard Apparatus (a)(b)	22,493	30,366
Heat Biologics, Inc. (a)(b)	18,898	18,898
Hemispherx Biopharma, Inc. (a)(b)	767,203	107,408
Heron Therapeutics, Inc. (a)(b)	117,994	1,873,745
Histogenics Corp. (a)	270	702
iBio, Inc. (a)(b)	302,306	177,363
Idera Pharmaceuticals, Inc. (a)(b)	391,572	696,998
Ignyta, Inc. (a)	90,771	580,027
Immucell Corp. (a)	6,741	39,974
Immune Design Corp. (a)(b)	28,510	285,385
Immune Pharmaceuticals, Inc. (a)(b)	99,919	40,967
ImmunoCellular Therapeutics Ltd. (a)(b)	397,924	117,388
ImmunoGen, Inc. (a)(b)	353,362	2,572,475
Immunomedics, Inc. (a)(b)	337,345	762,400
Incyte Corp. (a)(b)	655,425	48,173,738
Infinity Pharmaceuticals, Inc. (a)(b)	177,419	1,025,482
Inotek Pharmaceuticals Corp. (b)	52,560	358,459
Inovio Pharmaceuticals, Inc. (a)(b)	277,501	1,748,256
Insmed, Inc. (a)	239,671	2,931,176
Insys Therapeutics, Inc. (a)(b)	94,099	1,644,851
Intercept Pharmaceuticals, Inc. (a)(b)	67,246	7,489,859
Intrexon Corp. (a)(b)	194,187	6,010,088
Invitae Corp. (b)	56,473	487,362
Ionis Pharmaceuticals, Inc. (a)(b)	464,051	16,037,603
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	522,629	5,043,370
IsoRay, Inc. (a)(b)	212,731	178,694
Juno Therapeutics, Inc. (a)(b)	273,303	9,612,067
Karyopharm Therapeutics, Inc. (a)(b)	75,665	446,424
Keryx Biopharmaceuticals, Inc. (a)(b)	397,703	1,598,766
Kindred Biosciences, Inc. (a)	44,644	170,540
Kite Pharma, Inc. (a)(b)	163,761	7,323,392
La Jolla Pharmaceutical Co. (a)(b)	47,536	731,579
Lexicon Pharmaceuticals, Inc. (a)(b)	179,208	1,673,803
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	69,331	6,397,865
General CVR	26,087	783
Glucagon CVR (a)	26,087	1,043
rights (a)	26,087	52
TR Beta CVR	26,087	365
Lion Biotechnologies, Inc. (a)(b)	175,510	979,346
Loxo Oncology, Inc. (a)(b)	30,491	572,926
Lpath, Inc. (a)(b)	62,657	11,278
Macrogenics, Inc. (a)	116,859	1,867,407
MannKind Corp. (a)(b)	1,073,048	1,105,239
Mast Therapeutics, Inc. (a)(b)	531,478	153,597
Medgenics, Inc. (a)(b)	113,875	470,304
MediciNova, Inc. (a)(b)	89,593	537,558
Medivation, Inc. (a)	631,887	22,602,598
MEI Pharma, Inc. (a)(b)	92,428	107,216
Merrimack Pharmaceuticals, Inc. (a)(b)	410,382	2,376,112
MiMedx Group, Inc. (a)(b)	388,744	3,199,363
Minerva Neurosciences, Inc. (a)	24,020	116,977
Mirati Therapeutics, Inc. (a)(b)	59,736	1,259,832
Momenta Pharmaceuticals, Inc. (a)	252,110	2,118,985
Myriad Genetics, Inc. (a)(b)	270,326	9,461,410
Nanosphere, Inc. (a)(b)	17,987	12,771
NanoViricides, Inc. (a)(b)	143,363	358,408
NantKwest, Inc. (a)(b)	35,665	245,375
Natera, Inc. (a)(b)	49,676	335,313
Navidea Biopharmaceuticals, Inc. (a)(b)	521,568	516,092
Neothetics, Inc. (a)(b)	19,486	11,768
NephroGenex, Inc. (a)(b)	37,286	23,117
Neuralstem, Inc. (a)(b)	348,690	348,690
Neurocrine Biosciences, Inc. (a)	306,522	11,273,879
NewLink Genetics Corp. (a)(b)	83,730	1,761,679
Nivalis Therapeutics, Inc. (b)	23,438	106,174
Northwest Biotherapeutics, Inc. (a)(b)	158,536	291,706
Novavax, Inc. (a)(b)	1,028,600	4,484,696
Ohr Pharmaceutical, Inc. (a)(b)	106,178	334,461
OncoCyte Corp. (a)(b)	11,637	44,686
OncoGenex Pharmaceuticals, Inc. (a)(b)	89,591	53,755
OncoMed Pharmaceuticals, Inc. (a)(b)	54,036	514,963
Onconova Therapeutics, Inc. (a)	34,799	16,095
Oncothyreon, Inc. (a)(b)	371,190	367,515
Opexa Therapeutics, Inc. (a)(b)	35,198	84,123
OpGen, Inc. (a)(b)	81,354	124,472
Ophthotech Corp. (a)(b)	107,140	4,825,586
Opko Health, Inc. (a)(b)	1,240,630	11,537,859
Oragenics, Inc. (a)(b)	79,968	84,766
Orexigen Therapeutics, Inc. (a)(b)	431,749	306,585
Organovo Holdings, Inc. (a)(b)	313,584	705,564
Osiris Therapeutics, Inc. (b)	62,249	444,458
Otonomy, Inc. (a)	82,870	1,049,963
OvaScience, Inc. (a)(b)	86,485	479,992
OXiGENE, Inc. (a)(b)	55,832	32,321
Palatin Technologies, Inc. (a)(b)	163,845	80,284
PDL BioPharma, Inc.	640,799	1,928,805
Peregrine Pharmaceuticals, Inc. (a)(b)	744,971	298,063
Pfenex, Inc. (a)	61,178	436,811
PharmAthene, Inc. (a)	248,162	421,875
Portola Pharmaceuticals, Inc. (a)(b)	214,259	6,035,676
Progenics Pharmaceuticals, Inc. (a)(b)	265,763	1,172,015
Proteon Therapeutics, Inc. (a)(b)	24,275	130,600
Prothena Corp. PLC (a)(b)	128,511	4,091,790
PTC Therapeutics, Inc. (a)(b)	120,980	965,420
Puma Biotechnology, Inc. (a)(b)	84,120	3,766,894
Radius Health, Inc. (a)(b)	132,439	3,880,463
Raptor Pharmaceutical Corp. (a)(b)	312,097	1,079,856
Recro Pharma, Inc. (a)(b)	17,166	114,669
REGENXBIO, Inc. (a)(b)	30,118	365,331
Regulus Therapeutics, Inc. (a)(b)	105,785	695,007
Repligen Corp. (a)(b)	125,877	3,238,815
Retrophin, Inc. (a)(b)	129,635	1,844,706
Rexahn Pharmaceuticals, Inc. (a)(b)	663,874	231,028
Rigel Pharmaceuticals, Inc. (a)	346,074	785,588
RXi Pharmaceuticals Corp. (a)(b)	266,380	74,533
Sage Therapeutics, Inc. (a)(b)	62,594	1,840,264
Sangamo Biosciences, Inc. (a)(b)	263,428	1,380,363
Sarepta Therapeutics, Inc. (a)(b)	159,326	2,184,359
Seattle Genetics, Inc. (a)(b)	411,335	12,418,204
Seres Therapeutics, Inc. (b)	31,236	721,864
Sorrento Therapeutics, Inc. (a)(b)	98,249	593,424
Spark Therapeutics, Inc. (b)	58,469	1,862,822
Spectrum Pharmaceuticals, Inc. (a)	229,828	1,038,823
StemCells, Inc. (a)(b)	384,381	164,899
Stemline Therapeutics, Inc. (a)(b)	63,004	303,049
Sunesis Pharmaceuticals, Inc. (a)(b)	279,837	209,878
Synergy Pharmaceuticals, Inc. (a)(b)	366,581	1,143,733
Synta Pharmaceuticals Corp. (a)(b)	447,308	101,763
Synthetic Biologics, Inc. (a)(b)	270,303	518,982
T2 Biosystems, Inc. (a)(b)	68,463	547,019
Tenax Therapeutics, Inc. (a)(b)	74,064	168,125
TESARO, Inc. (a)(b)	113,043	4,573,720
TetraLogic Pharmaceuticals Corp. (a)(b)	63,792	7,017
TG Therapeutics, Inc. (a)(b)	143,128	1,192,256
Threshold Pharmaceuticals, Inc. (a)(b)	253,633	57,194
Tobira Therapeutics, Inc. (a)(b)	8,246	58,382
Tokai Pharmaceuticals, Inc. (a)(b)	28,989	184,660
TONIX Pharmaceuticals Holding (a)(b)	69,435	172,199
TRACON Pharmaceuticals, Inc. (b)	15,504	102,947
Trevena, Inc. (a)(b)	114,653	959,646
Trovagene, Inc. (a)(b)	105,483	543,237
Ultragenyx Pharmaceutical, Inc. (a)	137,499	8,386,064
United Therapeutics Corp. (a)(b)	175,691	21,423,761
Vanda Pharmaceuticals, Inc. (a)(b)	166,035	1,303,375
VBI Vaccines, Inc. (a)(b)	63,322	131,710
Venaxis, Inc. (a)(b)	120,707	25,361
Verastem, Inc. (a)	127,456	142,751
Vericel Corp. (a)	74,721	150,936
Versartis, Inc. (a)(b)	79,103	519,707
Vical, Inc. (a)	229,477	83,415
Viking Therapeutics, Inc. (a)	119	215
Vitae Pharmaceuticals, Inc. (a)(b)	38,518	347,818
Vital Therapies, Inc. (a)(b)	89,620	743,846
Voyager Therapeutics, Inc. (a)(b)	22,537	215,679
vTv Therapeutics, Inc. Class A (a)	25,196	143,869
Xbiotech, Inc. (b)	19,593	150,082
Xencor, Inc. (a)(b)	122,659	1,349,249
XOMA Corp. (a)(b)	371,939	282,674
Zafgen, Inc. (a)(b)	68,402	428,197
ZIOPHARM Oncology, Inc. (a)(b)	517,531	4,067,794
		532,215,842
Health Care Equipment & Supplies - 3.2%
Abaxis, Inc.	82,253	3,225,963
Abiomed, Inc. (a)(b)	150,668	12,054,947
Accuray, Inc. (a)(b)	315,171	1,591,614
Aethlon Medical, Inc. (a)(b)	20,809	100,091
Akers Biosciences, Inc. (a)(b)	12,000	20,160
Alere, Inc. (a)	333,717	17,787,116
Align Technology, Inc. (a)	278,728	18,404,410
Allied Healthcare Products, Inc. (a)	4,954	3,567
Alliqua Biomedical, Inc. (a)	63,749	63,749
Alphatec Holdings, Inc. (a)	230,873	43,866
Amedica Corp. (a)(b)	45,746	114,365
Analogic Corp.	48,659	3,648,452
Angiodynamics, Inc. (a)	110,860	1,205,048
Anika Therapeutics, Inc. (a)(b)	59,059	2,665,333
Antares Pharma, Inc. (a)(b)	554,397	532,221
Atossa Genetics, Inc. (a)(b)	80,935	33,588
Atricure, Inc. (a)(b)	110,847	1,836,735
Atrion Corp.	5,855	2,200,016
Avinger, Inc. (b)	19,354	298,632
AxoGen, Inc. (a)	80,896	420,659
BioLase Technology, Inc. (a)(b)	142,344	126,686
BioLife Solutions, Inc. (a)(b)	5,828	10,082
Bovie Medical Corp. (a)	73,582	139,070
Cantel Medical Corp.	141,982	9,034,315
Cardica, Inc. (a)	25,108	102,441
Cardiovascular Systems, Inc. (a)	112,513	940,609
CAS Medical Systems, Inc. (a)	6,117	9,848
Cerus Corp. (a)(b)	380,419	1,864,053
Cesca Therapeutics, Inc. (a)	63,283	14,043
Chembio Diagnostics, Inc. (a)	16,328	85,395
Cogentix Medical, Inc. (a)	51,631	57,310
ConforMis, Inc. (a)	38,184	347,856
CONMED Corp.	102,715	4,081,894
Corindus Vascular Robotics, Inc. (b)	299,051	403,719
Cryolife, Inc.	97,529	1,044,536
Cutera, Inc. (a)	50,450	596,824
Cynosure, Inc. Class A (a)(b)	92,141	3,747,374
CytoSorbents Corp. (a)(b)	88,558	456,959
Delcath Systems, Inc. (a)(b)	31,941	8,793
Derma Sciences, Inc. (a)(b)	83,882	276,811
DexCom, Inc. (a)	314,031	20,430,857
Dynatronics Corp. (a)	3,425	9,693
Echo Therapeutics, Inc. (a)(b)	50,324	56,363
Electromed, Inc. (a)(b)	18,483	90,012
EndoChoice Holdings, Inc. (a)(b)	20,152	90,482
Endologix, Inc. (a)(b)	275,188	2,372,121
Entellus Medical, Inc. (b)	21,579	345,480
EnteroMedics, Inc. (a)(b)	21,518	23,239
ERBA Diagnostics, Inc. (a)	51,403	61,170
Escalon Medical Corp. (a)	3,512	3,196
Exactech, Inc. (a)	41,974	782,815
Fonar Corp. (a)	24,768	407,186
Genmark Diagnostics, Inc. (a)	168,201	832,595
Glaukos Corp.	24,550	404,093
Globus Medical, Inc. (a)(b)	278,692	6,772,216
Greatbatch, Inc. (a)	97,310	3,678,318
Haemonetics Corp. (a)	199,801	6,409,616
Halyard Health, Inc. (a)(b)	181,953	4,643,441
Hansen Medical, Inc. (a)(b)	23,684	58,026
HeartWare International, Inc. (a)(b)	66,985	2,140,841
Hill-Rom Holdings, Inc.	217,196	10,067,035
Hologic, Inc. (a)	943,899	32,687,222
ICU Medical, Inc. (a)	56,700	5,210,730
IDEXX Laboratories, Inc. (a)(b)	352,010	25,753,052
Inogen, Inc. (a)(b)	57,635	1,969,964
InspireMD, Inc. (a)(b)	9,845	4,145
Insulet Corp. (a)	219,503	6,725,572
Integra LifeSciences Holdings Corp. (a)	114,326	7,015,043
Invacare Corp. (b)	117,090	1,417,960
InVivo Therapeutics Holdings Corp. (a)(b)	96,666	453,364
Invuity, Inc.	11,640	85,321
IRadimed Corp. (a)(b)	17,654	314,771
Iridex Corp. (a)	18,028	183,705
K2M Group Holdings, Inc. (a)	92,988	1,100,978
Kewaunee Scientific Corp.	5,250	85,155
Lantheus Holdings, Inc. (a)	32,641	69,199
LDR Holding Corp. (a)(b)	88,785	1,842,289
LeMaitre Vascular, Inc.	49,138	723,803
LivaNova PLC (a)(b)	166,074	9,373,217
Masimo Corp. (a)	175,395	6,636,947
MELA Sciences, Inc. (a)(b)	11,736	11,853
Meridian Bioscience, Inc. (b)	168,775	3,400,816
Merit Medical Systems, Inc. (a)	169,113	3,181,016
MGC Diagnostics Corp. (a)	3,151	21,679
Milestone Scientific, Inc. (a)(b)	45,410	76,289
Misonix, Inc. (a)	18,363	110,178
Natus Medical, Inc. (a)(b)	132,768	4,822,134
Neogen Corp. (a)	150,571	7,415,622
NeuroMetrix, Inc. (a)(b)	6,742	9,708
Nevro Corp. (a)(b)	51,649	2,974,982
NuVasive, Inc. (a)	189,251	7,910,692
NxStage Medical, Inc. (a)(b)	228,305	3,401,745
OncoSec Medical, Inc. (a)(b)	52,231	95,060
OraSure Technologies, Inc. (a)	212,994	1,429,190
Orthofix International NV (a)	73,558	2,825,363
Penumbra, Inc. (a)(b)	16,583	773,099
PhotoMedex, Inc. (a)(b)	62,914	37,748
Presbia PLC (b)	11,158	55,009
Quidel Corp. (a)(b)	119,955	1,879,695
ResMed, Inc. (b)	539,569	30,706,872
Retractable Technologies, Inc. (a)	36,514	92,015
Rockwell Medical Technologies, Inc. (a)(b)	174,281	1,673,098
Roka Bioscience, Inc. (a)	17,912	13,076
RTI Biologics, Inc. (a)	228,763	800,671
Seaspine Holdings Corp. (a)	31,387	395,476
Second Sight Medical Products, Inc. (a)(b)	51,520	263,782
Sientra, Inc. (a)(b)	39,438	276,066
Sirona Dental Systems, Inc. (a)	215,366	23,818,108
Staar Surgical Co. (a)(b)	105,540	657,514
Stereotaxis, Inc. (a)(b)	64,951	57,157
Steris PLC	331,389	21,314,940
Sunshine Heart, Inc. (a)(b)	40,808	29,790
SurModics, Inc. (a)	53,018	989,316
Symmetry Surgical, Inc. (a)	35,500	338,670
Synergetics U.S.A., Inc.	76,412	14,518
Tandem Diabetes Care, Inc. (a)(b)	76,089	680,236
TearLab Corp. (a)(b)	100,207	84,174
Teleflex, Inc. (b)	161,016	22,996,305
The Cooper Companies, Inc.	187,876	26,858,753
The Spectranetics Corp. (a)(b)	162,556	2,305,044
TransEnterix, Inc. (a)(b)	249,193	799,910
Unilife Corp. (a)(b)	520,008	437,587
Utah Medical Products, Inc.	12,939	766,636
Vascular Solutions, Inc. (a)(b)	65,674	1,974,160
Veracyte, Inc. (a)(b)	51,456	339,610
Vermillion, Inc. (a)(b)	65,547	106,186
VolitionRx Ltd. (a)	6,653	24,350
West Pharmaceutical Services, Inc. (b)	280,683	17,407,960
Wright Medical Group NV (a)	346,494	5,921,582
Zeltiq Aesthetics, Inc. (a)(b)	120,867	2,783,567
Zosano Pharma Corp. (a)(b)	4,787	11,489
		456,300,878
Health Care Providers & Services - 2.2%
AAC Holdings, Inc. (a)(b)	32,678	666,631
Acadia Healthcare Co., Inc. (a)(b)	266,568	14,770,533
Aceto Corp.	114,941	2,465,484
Adcare Health Systems, Inc. (b)	40,556	86,384
Addus HomeCare Corp. (a)	25,976	589,655
Adeptus Health, Inc. Class A (a)(b)	45,846	2,609,554
Air Methods Corp. (a)(b)	136,109	4,944,840
Alliance Healthcare Services, Inc. (a)	38,536	275,532
Almost Family, Inc. (a)(b)	31,993	1,208,056
Amedisys, Inc. (a)(b)	109,276	4,014,800
American CareSource Holdings, Inc. (a)	2,053	616
American Shared Hospital Services (a)	115	219
AMN Healthcare Services, Inc. (a)(b)	181,881	5,170,877
AmSurg Corp. (a)(b)	208,169	14,165,900
BioScrip, Inc. (a)(b)	261,845	565,585
BioTelemetry, Inc. (a)	105,007	1,266,384
Brookdale Senior Living, Inc. (a)	713,946	10,259,404
Caladrius Biosciences, Inc. (a)(b)	173,771	99,745
Capital Senior Living Corp. (a)	114,940	1,963,175
Centene Corp. (a)(b)	457,448	26,056,238
Chemed Corp.	65,002	8,352,757
Civitas Solutions, Inc. (a)	72,322	1,337,234
Community Health Systems, Inc. (a)(b)	455,603	6,888,717
Corvel Corp. (a)	41,320	1,714,367
Cross Country Healthcare, Inc. (a)	130,469	1,619,120
Digirad Corp.	52,208	272,004
Diplomat Pharmacy, Inc. (a)(b)	135,459	4,825,050
Diversicare Healthcare Services, Inc.	13,755	100,962
Envision Healthcare Holdings, Inc. (a)(b)	719,728	15,826,819
ExamWorks Group, Inc. (a)(b)	155,197	4,516,233
Five Star Quality Care, Inc. (a)	165,843	393,048
Genesis HealthCare, Inc. Class A (a)(b)	105,027	186,948
Health Net, Inc. (a)	296,564	18,452,212
HealthEquity, Inc. (a)(b)	138,968	2,893,314
HealthSouth Corp.	355,387	12,520,284
Healthways, Inc. (a)(b)	137,073	1,443,379
Hooper Holmes, Inc. (a)	128,551	14,128
InfuSystems Holdings, Inc. (a)	46,642	149,254
Kindred Healthcare, Inc.	329,698	3,465,126
Landauer, Inc. (b)	39,153	1,138,178
LHC Group, Inc. (a)(b)	51,719	1,842,748
LifePoint Hospitals, Inc. (a)(b)	169,521	10,571,330
Magellan Health Services, Inc. (a)	99,100	6,241,814
MEDNAX, Inc. (a)	363,271	24,353,688
Molina Healthcare, Inc. (a)(b)	156,113	9,685,251
National Healthcare Corp.	53,157	3,408,958
National Research Corp. Class A	28,515	426,870
Owens & Minor, Inc.	247,227	9,743,216
PDI, Inc. (a)	19,284	3,857
PharMerica Corp. (a)	119,471	2,760,975
Premier, Inc. (a)	178,417	5,802,121
Providence Service Corp. (a)	48,215	2,290,695
Psychemedics Corp.	15,744	199,476
RadNet, Inc. (a)	130,447	743,548
Select Medical Holdings Corp. (b)	403,805	3,953,251
Sharps Compliance Corp. (a)	38,932	208,286
SunLink Health Systems, Inc. (a)	19,190	7,112
Surgery Partners, Inc. (a)(b)	61,024	801,245
Surgical Care Affiliates, Inc. (a)	106,194	4,304,043
Team Health Holdings, Inc.(a)	280,539	12,503,623
Teladoc, Inc. (b)	34,139	472,142
The Ensign Group, Inc.	193,874	3,976,356
Triple-S Management Corp. (a)(b)	91,380	2,395,984
Trupanion, Inc. (a)(b)	66,640	605,091
U.S. Physical Therapy, Inc.	46,837	2,374,168
Universal American Spin Corp.	215,398	1,438,859
VCA, Inc. (a)(b)	309,214	15,779,190
Wellcare Health Plans, Inc. (a)	170,722	15,342,786
		319,525,429
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	720,977	9,026,632
Arrhythmia Research Technology, Inc. (a)	9,913	42,725
athenahealth, Inc. (a)(b)	149,638	19,313,777
Castlight Health, Inc. Class B (a)(b)	147,011	488,077
Computer Programs & Systems, Inc. (b)	40,915	2,318,244
Connecture, Inc. (a)	29,490	88,175
Evolent Health, Inc. (b)	48,918	491,626
HealthStream, Inc. (a)	95,466	1,973,282
HMS Holdings Corp. (a)(b)	329,919	4,345,033
HTG Molecular Diagnostics (b)	19,859	57,194
iCAD, Inc. (a)	51,129	228,547
Imprivata, Inc. (a)(b)	51,810	597,887
IMS Health Holdings, Inc. (a)	574,622	14,813,755
Inovalon Holdings, Inc. Class A (b)	193,265	3,322,225
Medidata Solutions, Inc. (a)(b)	213,701	7,372,685
Omnicell, Inc. (a)	136,357	3,732,091
Press Ganey Holdings, Inc. (b)	39,037	1,029,796
Quality Systems, Inc.	178,694	2,778,692
Rennova Health, Inc. (a)(b)	18,562	13,179
Simulations Plus, Inc.	39,528	378,283
Streamline Health Solutions, Inc. (a)	74,551	103,626
Veeva Systems, Inc. Class A (a)(b)	310,257	7,536,143
Vocera Communications, Inc. (a)	99,895	1,383,546
		81,435,220
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	104,610	1,258,458
Affymetrix, Inc. (a)(b)	312,439	4,386,644
Albany Molecular Research, Inc. (a)(b)	114,071	1,681,407
Bio-Rad Laboratories, Inc. Class A (a)	81,753	11,007,224
Bio-Techne Corp.	144,431	12,397,957
Bioanalytical Systems, Inc. (a)	4,687	5,671
Bruker Corp.	421,181	10,942,282
Cambrex Corp. (a)	122,406	4,721,199
Charles River Laboratories International, Inc. (a)	177,722	13,050,126
CombiMatrix Corp. (a)(b)	922	3,836
Enzo Biochem, Inc. (a)	134,553	570,505
Fluidigm Corp. (a)(b)	105,275	697,973
Harvard Bioscience, Inc. (a)(b)	97,471	268,045
INC Research Holdings, Inc. Class A (a)	124,429	4,937,343
Luminex Corp. (a)(b)	149,176	2,786,608
Mettler-Toledo International, Inc. (a)	105,460	33,210,409
Nanostring Technologies, Inc. (a)(b)	48,099	579,112
NeoGenomics, Inc. (a)	197,312	1,256,877
Pacific Biosciences of California, Inc. (a)(b)	236,784	1,962,939
PAREXEL International Corp. (a)(b)	203,413	11,938,309
PRA Health Sciences, Inc. (a)(b)	80,078	3,456,967
pSivida Corp. (a)(b)	97,016	262,913
Quintiles Transnational Holdings, Inc. (a)	369,362	23,162,691
Sequenom, Inc. (a)(b)	476,550	700,529
Transgenomic, Inc. (a)(b)	13,347	7,474
VirtualScopics, Inc. (a)	2,167	9,448
VWR Corp. (a)(b)	231,249	5,642,476
		150,905,422
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	469,155
Achaogen, Inc. (a)(b)	30,691	107,419
Aclaris Therapeutics, Inc. (b)	23,423	429,578
Acura Pharmaceuticals, Inc. (a)	18,759	40,519
Adamis Pharmaceuticals Corp. (a)(b)	35,529	206,068
Aerie Pharmaceuticals, Inc. (a)(b)	98,310	1,655,540
Agile Therapeutics, Inc. (a)	49,198	283,380
Akorn, Inc. (a)(b)	312,715	8,315,092
Alexza Pharmaceuticals, Inc. (a)(b)	73,834	46,589
Alimera Sciences, Inc. (a)(b)	102,415	220,192
Amphastar Pharmaceuticals, Inc. (a)	143,062	1,506,443
Ampio Pharmaceuticals, Inc. (a)(b)	168,366	358,620
ANI Pharmaceuticals, Inc. (a)(b)	30,081	994,478
ANI Pharmaceuticals, Inc. rights	58,183	1
Apricus Biosciences, Inc. (a)(b)	182,995	192,145
Aradigm Corp. (a)	6,822	21,080
Aratana Therapeutics, Inc. (a)(b)	102,462	335,051
Assembly Biosciences, Inc. (a)(b)	49,350	224,049
AstraZeneca PLC rights (a)	21,542	0
Bio Path Holdings, Inc. (a)(b)	313,435	557,914
Biodel, Inc. (a)(b)	108,947	37,042
Biodelivery Sciences International, Inc. (a)(b)	181,583	704,542
Carbylan Therapeutics, Inc. (b)	46,515	28,839
Catalent, Inc. (a)(b)	391,872	9,510,733
Cempra, Inc. (a)(b)	155,823	2,622,501
Collegium Pharmaceutical, Inc. (b)	44,018	767,674
ContraVir Pharmaceuticals, Inc. (a)(b)	94,391	83,064
Corcept Therapeutics, Inc. (a)(b)	276,739	1,057,143
Corium International, Inc. (a)(b)	48,507	222,162
Cumberland Pharmaceuticals, Inc. (a)	33,632	157,061
CymaBay Therapeutics, Inc. (a)(b)	70,792	81,411
DepoMed, Inc. (a)(b)	236,496	3,613,659
Dermira, Inc. (a)(b)	71,845	1,656,746
Dipexium Pharmaceuticals, Inc. (a)(b)	24,194	181,455
Durect Corp. (a)(b)	409,640	462,893
Egalet Corp. (a)(b)	35,321	238,770
Endocyte, Inc. (a)(b)	136,613	411,205
Evoke Pharma, Inc. (a)(b)	15,864	54,096
Flex Pharma, Inc. (b)	43,126	320,426
Heska Corp. (a)	22,214	723,288
Horizon Pharma PLC (a)(b)	559,725	9,604,881
Impax Laboratories, Inc. (a)	254,078	8,305,810
Imprimis Pharmaceuticals, Inc. (a)(b)	10,843	44,239
Innoviva, Inc. (b)	314,611	3,687,241
Intersect ENT, Inc. (a)(b)	76,889	1,390,153
Intra-Cellular Therapies, Inc. (a)(b)	116,843	3,285,625
Jaguar Animal Health, Inc. (a)(b)	27,742	47,994
Jazz Pharmaceuticals PLC (a)	237,376	28,860,174
Juniper Pharmaceuticals, Inc. (a)	42,963	321,793
KemPharm, Inc. (b)	23,260	379,371
Lannett Co., Inc. (a)(b)	106,991	2,691,894
Lipocine, Inc. (a)(b)	61,637	622,534
Marinus Pharmaceuticals, Inc. (a)(b)	36,454	148,003
MyoKardia, Inc. (a)(b)	38,314	272,029
Nektar Therapeutics (a)(b)	515,479	5,757,900
Neos Therapeutics, Inc. (a)(b)	19,383	192,086
NovaBay Pharmaceuticals, Inc. (a)	5,692	13,092
Ocera Therapeutics, Inc. (a)(b)	41,015	114,842
Ocular Therapeutix, Inc. (a)(b)	33,760	265,691
Oculus Innovative Sciences, Inc. (a)(b)	65,888	65,236
Omeros Corp. (a)(b)	140,586	1,425,542
Pacira Pharmaceuticals, Inc. (a)(b)	142,030	7,386,980
Pain Therapeutics, Inc. (a)	144,997	266,794
Paratek Pharmaceuticals, Inc. (a)(b)	23,013	351,639
Pernix Therapeutics Holdings, Inc. (a)(b)	126,363	277,999
Phibro Animal Health Corp. Class A	74,229	2,053,174
Prestige Brands Holdings, Inc. (a)	205,053	10,027,092
Provectus Biopharmaceuticals, Inc. (a)(b)	816,989	384,148
Relypsa, Inc. (a)(b)	108,814	1,442,874
Repros Therapeutics, Inc. (a)(b)	95,900	82,474
Revance Therapeutics, Inc. (a)(b)	82,773	1,463,841
Sagent Pharmaceuticals, Inc. (a)	99,024	1,404,160
SciClone Pharmaceuticals, Inc. (a)(b)	197,306	1,957,276
SCYNEXIS, Inc. (a)	38,896	190,590
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	77,010	1,012,682
Supernus Pharmaceuticals, Inc. (a)	128,077	1,606,086
Teligent, Inc. (a)(b)	147,891	865,162
Tetraphase Pharmaceuticals, Inc. (a)(b)	137,018	553,553
The Medicines Company (a)(b)	269,103	8,654,352
TherapeuticsMD, Inc. (a)(b)	564,816	3,451,026
Theravance Biopharma, Inc. (a)(b)	107,203	1,685,231
Titan Pharmaceuticals, Inc. (a)(b)	68,182	260,455
VIVUS, Inc. (a)(b)	380,623	395,848
WAVE Life Sciences (a)(b)	31,896	480,035
XenoPort, Inc. (a)(b)	215,368	962,695
Zogenix, Inc. (a)(b)	77,661	823,207
Zynerba Pharmaceuticals, Inc. (a)(b)	8,743	52,458
		154,485,984

TOTAL HEALTH CARE		1,694,868,775

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.7%
AAR Corp.	137,004	2,916,815
Aerojet Rocketdyne Holdings, Inc. (a)(b)	256,171	3,978,336
AeroVironment, Inc. (a)(b)	78,449	1,951,811
Air Industries Group, Inc.	217	1,356
American Science & Engineering, Inc. (b)	30,419	721,234
API Technologies Corp. (a)	126,577	246,825
Arotech Corp. (a)(b)	70,548	197,534
Astronics Corp. (a)	75,545	2,403,086
Astrotech Corp. (a)(b)	39,511	52,550
BE Aerospace, Inc.	400,008	17,448,349
BWX Technologies, Inc.	411,406	13,123,851
CPI Aerostructures, Inc. (a)(b)	20,017	177,150
Cubic Corp.	92,401	3,246,971
Curtiss-Wright Corp.	180,117	12,714,459
DigitalGlobe, Inc. (a)	253,120	3,806,925
Ducommun, Inc. (a)	40,719	585,539
Engility Holdings, Inc.	67,203	975,116
Erickson Air-Crane, Inc. (a)(b)	27,407	46,592
Esterline Technologies Corp. (a)	113,956	6,382,676
HEICO Corp.	65,320	3,756,553
HEICO Corp. Class A	154,265	6,741,381
Hexcel Corp.	362,700	14,990,391
Huntington Ingalls Industries, Inc.	181,713	23,815,306
Innovative Solutions & Support, Inc. (a)	34,266	87,721
KEYW Holding Corp. (a)(b)	151,044	941,004
KLX, Inc. (a)	207,125	5,797,429
Kratos Defense & Security Solutions, Inc. (a)(b)	167,323	558,859
LMI Aerospace, Inc. (a)	40,944	391,425
Micronet Enertec Technologies, Inc. (a)	8,571	17,142
Moog, Inc. Class A (a)	136,082	5,876,021
National Presto Industries, Inc. (b)	21,104	1,717,866
Orbital ATK, Inc.	228,221	19,115,791
SIFCO Industries, Inc. (a)	8,947	74,260
Sparton Corp. (a)	31,336	450,298
Spirit AeroSystems Holdings, Inc. Class A (a)	487,462	22,423,252
Taser International, Inc. (a)(b)	210,391	4,077,378
Teledyne Technologies, Inc. (a)(b)	139,800	11,908,164
TransDigm Group, Inc. (a)(b)	207,304	44,275,988
Triumph Group, Inc.	190,184	5,793,005
Vectrus, Inc. (a)	43,256	832,678
		244,619,087
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	28,059
Air Transport Services Group, Inc. (a)	214,036	2,472,116
Atlas Air Worldwide Holdings, Inc. (a)(b)	98,759	3,576,063
Echo Global Logistics, Inc. (a)(b)	97,667	2,491,485
Forward Air Corp.	121,702	4,955,705
Hub Group, Inc. Class A (a)	137,745	5,085,545
Park-Ohio Holdings Corp.	35,640	1,047,816
Radiant Logistics, Inc. (a)	114,943	364,369
XPO Logistics, Inc. (a)(b)	339,305	8,401,192
		28,422,350
Airlines - 0.7%
Alaska Air Group, Inc.	486,503	35,952,572
Allegiant Travel Co.	50,871	8,336,739
Hawaiian Holdings, Inc. (a)	181,906	7,825,596
JetBlue Airways Corp. (a)(b)	1,211,965	26,663,230
SkyWest, Inc.	195,586	3,530,327
Spirit Airlines, Inc. (a)(b)	277,375	13,244,656
Virgin America, Inc. (a)(b)	76,838	2,396,577
		97,949,697
Building Products - 1.2%
A.O. Smith Corp.	283,578	19,958,220
AAON, Inc.	167,443	4,152,586
Advanced Drain Systems, Inc. Del (b)	132,652	2,573,449
American Woodmark Corp. (a)	53,857	3,677,895
Apogee Enterprises, Inc.	111,377	4,447,284
Armstrong World Industries, Inc. (a)	185,767	7,529,137
Builders FirstSource, Inc. (a)	278,532	2,208,759
Continental Building Products, Inc. (a)	148,906	2,513,533
CSW Industrials, Inc. (a)	60,725	1,852,113
Fortune Brands Home & Security, Inc.	608,349	30,551,287
GCP Applied Technologies, Inc. (a)	268,086	4,753,165
Gibraltar Industries, Inc. (a)	116,890	2,888,936
Griffon Corp. (b)	169,371	2,516,853
Insteel Industries, Inc.	65,857	1,724,136
Lennox International, Inc.	152,248	19,671,964
Masonite International Corp. (a)	109,733	6,310,745
NCI Building Systems, Inc. (a)	116,766	1,277,420
Nortek, Inc. (a)	41,605	1,715,374
Owens Corning	444,614	19,082,833
Patrick Industries, Inc. (a)	58,694	2,593,688
PGT, Inc. (a)	186,020	1,839,738
Ply Gem Holdings, Inc. (a)(b)	86,405	881,331
Quanex Building Products Corp.	138,531	2,385,504
Simpson Manufacturing Co. Ltd. (b)	171,683	5,826,921
Trex Co., Inc. (a)(b)	119,737	5,157,073
Universal Forest Products, Inc.	78,447	6,018,454
USG Corp. (a)(b)	344,615	7,340,300
		171,448,698
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	226,464	7,110,970
ACCO Brands Corp. (a)(b)	415,352	3,036,223
Acme United Corp.	1,357	20,735
Amrep Corp. (a)	2,745	10,404
Aqua Metals, Inc. (a)(b)	2,478	14,372
ARC Document Solutions, Inc. (a)	140,544	491,904
Avalon Holdings Corp. Class A (a)	128	219
Brady Corp. Class A	187,599	4,901,962
Casella Waste Systems, Inc. Class A (a)	140,875	835,389
CECO Environmental Corp.	121,214	752,739
Cemtrex, Inc. (a)	20,259	42,341
Cenveo, Inc. (a)(b)	218,856	83,165
Clean Harbors, Inc. (a)(b)	200,701	8,549,863
Command Security Corp. (a)	4,127	8,873
CompX International, Inc. Class A	729	7,837
Copart, Inc. (a)	389,811	14,715,365
Covanta Holding Corp. (b)	519,798	7,240,786
Deluxe Corp.	191,440	10,990,570
Ecology & Environment, Inc. Class A	5,634	59,101
Ennis, Inc.	103,207	2,037,306
Essendant, Inc.	145,521	4,288,504
Fuel Tech, Inc. (a)(b)	72,552	112,456
G&K Services, Inc. Class A	81,681	5,415,450
Healthcare Services Group, Inc.	279,539	9,918,044
Heritage-Crystal Clean, Inc. (a)	53,947	414,313
Herman Miller, Inc.	230,279	6,007,979
HNI Corp.	178,143	6,023,015
Hudson Technologies, Inc. (a)(b)	96,791	314,571
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(b)	12,843	22,604
InnerWorkings, Inc. (a)(b)	147,590	1,015,419
Interface, Inc.	258,838	4,115,524
Intersections, Inc. (a)(b)	42,827	99,787
KAR Auction Services, Inc.	522,822	18,513,127
Kimball International, Inc. Class B	127,203	1,339,448
Knoll, Inc.	189,644	3,622,200
MagneGas Corp. (a)(b)	120,800	143,752
Matthews International Corp. Class A	128,690	6,096,045
McGrath RentCorp.	95,859	2,358,131
Mobile Mini, Inc.	176,315	5,067,293
Msa Safety, Inc.	121,976	5,326,692
Multi-Color Corp.	51,709	2,517,194
NL Industries, Inc. (a)	19,361	48,983
Performant Financial Corp. (a)	101,625	167,681
Perma-Fix Environmental Services, Inc. (a)	24,334	91,739
Quad/Graphics, Inc.	106,325	1,346,075
Quest Resource Holding Corp. (a)	290,901	141,087
R.R. Donnelley & Sons Co.	808,944	12,279,770
Rollins, Inc.	370,754	10,206,858
SP Plus Corp. (a)(b)	69,694	1,740,259
Steelcase, Inc. Class A	347,707	4,342,860
Team, Inc. (a)(b)	94,167	2,413,500
Tetra Tech, Inc.	230,903	6,356,760
The Brink's Co.	195,720	5,724,810
TRC Companies, Inc. (a)	102,117	679,078
U.S. Ecology, Inc.	87,437	3,235,169
UniFirst Corp.	59,433	6,264,833
Versar, Inc. (a)	11,390	28,589
Viad Corp.	81,778	2,319,224
Virco Manufacturing Co. (a)	17,110	55,608
VSE Corp.	15,478	970,625
Waste Connections, Inc.	471,316	29,066,058
West Corp.	203,091	4,524,867
		235,646,105
Construction & Engineering - 0.6%
AECOM (a)(b)	593,530	16,298,334
Aegion Corp. (a)	141,758	2,567,237
Ameresco, Inc. Class A (a)	58,398	300,166
Argan, Inc.	47,556	1,534,632
Chicago Bridge & Iron Co. NV (b)	360,168	12,080,035
Comfort Systems U.S.A., Inc.	146,824	4,118,413
Dycom Industries, Inc. (a)(b)	123,771	7,051,234
EMCOR Group, Inc.	247,402	11,348,330
Furmanite Corp. (a)	137,457	767,010
Goldfield Corp.	60,575	72,084
Granite Construction, Inc.	155,042	6,426,491
Great Lakes Dredge & Dock Corp. (a)(b)	221,781	754,055
HC2 Holdings, Inc. (b)	104,547	416,097
Integrated Electrical Services, Inc. (a)	39,773	512,674
KBR, Inc.	564,139	7,802,042
Layne Christensen Co. (a)(b)	69,984	444,398
MasTec, Inc. (a)(b)	245,280	4,164,854
MYR Group, Inc. (a)	82,089	1,841,256
Northwest Pipe Co. (a)	32,983	339,725
NV5 Holdings, Inc. (a)(b)	15,891	347,695
Orion Marine Group, Inc. (a)	98,149	352,355
Primoris Services Corp.	155,475	3,320,946
Sterling Construction Co., Inc. (a)(b)	68,241	368,501
Tutor Perini Corp. (a)(b)	147,398	1,969,237
		85,197,801
Electrical Equipment - 1.0%
Active Power, Inc. (a)	60,917	56,044
Acuity Brands, Inc. (b)	168,558	35,301,102
Allied Motion Technologies, Inc.	26,031	480,532
American Electric Technologies, Inc. (a)	11,601	32,251
American Superconductor Corp. (a)(b)	49,372	338,198
AZZ, Inc. (b)	102,269	5,164,585
Babcock & Wilcox Enterprises, Inc. (a)	219,878	4,294,217
Broadwind Energy, Inc. (a)	50,197	91,861
Capstone Turbine Corp. (a)(b)	61,006	71,377
Digital Power Corp. (a)	4,632	1,806
Encore Wire Corp.	83,490	3,017,329
Energous Corp. (a)(b)	64,982	490,614
Energy Focus, Inc. (a)(b)	31,432	400,444
EnerSys	170,851	8,774,907
Enphase Energy, Inc. (a)(b)	84,174	196,125
EnSync, Inc. (a)(b)	116,581	36,571
Espey Manufacturing & Electronics Corp.	5,358	136,522
Franklin Electric Co., Inc.	150,069	4,479,560
FuelCell Energy, Inc. (a)(b)	82,325	470,076
Generac Holdings, Inc. (a)(b)	256,593	8,914,041
General Cable Corp.	190,477	1,636,197
Global Power Equipment Group, Inc.	59,603	168,080
Hubbell, Inc. Class B	208,708	20,737,227
Ideal Power, Inc. (a)(b)	18,012	89,159
Lime Energy Co. (a)	4,467	12,597
LSI Industries, Inc.	94,176	1,017,101
Ocean Power Technologies, Inc. (a)	5,215	6,988
Orion Energy Systems, Inc. (a)	83,634	117,924
Plug Power, Inc. (a)(b)	688,441	1,431,957
Powell Industries, Inc.	36,668	970,602
Power Solutions International, Inc. (a)(b)	16,088	160,880
PowerSecure International, Inc. (a)(b)	86,226	1,603,804
Preformed Line Products Co.	9,836	321,637
Real Goods Solar, Inc. (a)	27,472	12,912
Regal Beloit Corp.	171,272	9,348,026
Revolution Lighting Technologies, Inc. (a)(b)	146,051	112,751
Sensata Technologies Holding BV (a)	655,685	22,365,415
SL Industries, Inc. (a)	15,027	507,913
SolarCity Corp. (a)(b)	229,796	4,235,140
Sunrun, Inc. (a)(b)	70,891	398,407
Thermon Group Holdings, Inc. (a)(b)	133,074	2,255,604
Ultralife Corp. (a)	43,594	218,406
Vicor Corp. (a)	64,365	534,230
		141,011,119
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	250,130	22,551,721
Raven Industries, Inc.	144,742	2,211,658
		24,763,379
Machinery - 3.2%
Accuride Corp. (a)	163,325	209,056
Actuant Corp. Class A (b)	228,686	5,353,539
AGCO Corp.	284,832	14,096,336
Alamo Group, Inc.	37,506	1,946,186
Albany International Corp. Class A	112,342	4,113,964
Allison Transmission Holdings, Inc.	649,369	15,377,058
Altra Industrial Motion Corp.	100,890	2,452,636
American Railcar Industries, Inc. (b)	34,464	1,422,329
ARC Group Worldwide, Inc. (a)	25,827	43,389
Art's-Way Manufacturing Co., Inc.	9,831	30,476
Astec Industries, Inc.	73,291	3,183,028
Barnes Group, Inc.	201,240	6,904,544
Blount International, Inc. (a)	184,001	1,784,810
Blue Bird Corp. (a)(b)	24,058	217,244
Briggs & Stratton Corp.	170,144	3,618,963
Chart Industries, Inc. (a)	119,158	2,403,417
Chicago Rivet & Machine Co.	772	19,107
CIRCOR International, Inc.	68,112	2,730,610
CLARCOR, Inc. (b)	193,060	9,293,908
Colfax Corp. (a)(b)	391,233	9,902,107
Columbus McKinnon Corp. (NY Shares)	74,812	1,036,146
Commercial Vehicle Group, Inc. (a)	93,301	234,186
Crane Co.	191,808	9,408,182
Donaldson Co., Inc.	470,713	13,292,935
Douglas Dynamics, Inc.	87,262	1,706,845
Dynamic Materials Corp.	52,475	290,187
Eastern Co.	18,085	286,466
Energy Recovery, Inc. (a)(b)	141,452	1,026,942
EnPro Industries, Inc.	88,064	4,568,760
ESCO Technologies, Inc.	103,958	3,710,261
ExOne Co. (a)(b)	41,005	374,786
Federal Signal Corp.	247,352	2,933,595
FreightCar America, Inc.	47,091	700,243
Gencor Industries, Inc. (a)	16,898	229,306
Global Brass & Copper Holdings, Inc.	87,174	1,921,315
Gorman-Rupp Co.	73,596	1,859,035
Graco, Inc. (b)	213,951	16,756,642
Graham Corp.	37,894	696,113
Greenbrier Companies, Inc. (b)	99,446	2,530,901
Hardinge, Inc.	33,149	293,700
Harsco Corp.	304,252	1,153,115
Hillenbrand, Inc.	243,758	6,854,475
Hurco Companies, Inc.	23,780	617,091
Hyster-Yale Materials Handling Class A	40,982	2,422,856
IDEX Corp.	289,745	21,777,234
ITT Corp.	339,086	11,956,172
Jason Industries, Inc. (a)	35,118	103,598
John Bean Technologies Corp.	113,288	5,958,949
Joy Global, Inc. (b)	376,994	4,870,762
Kadant, Inc.	42,249	1,612,644
Kennametal, Inc.	302,192	6,083,125
Key Technology, Inc. (a)	12,346	86,422
L.B. Foster Co. Class A	36,564	502,389
Lincoln Electric Holdings, Inc.	254,305	13,877,424
Lindsay Corp. (b)	45,351	3,283,412
LiqTech International, Inc. (a)	90,569	69,738
Lydall, Inc. (a)	64,441	1,865,567
Manitex International, Inc. (a)(b)	43,889	223,834
Manitowoc Co., Inc. (b)	524,513	8,313,531
Meritor, Inc. (a)	359,365	2,670,082
MFRI, Inc. (a)	13,428	95,742
Middleby Corp. (a)(b)	220,847	20,450,432
Milacron Holdings Corp. (a)(b)	60,739	830,910
Miller Industries, Inc.	42,091	814,882
Mueller Industries, Inc.	232,527	6,096,858
Mueller Water Products, Inc. Class A	617,592	5,317,467
Navistar International Corp. (a)(b)	251,043	2,111,272
NN, Inc.	102,272	1,296,809
Nordson Corp.	212,991	15,265,065
Omega Flex, Inc.	17,877	572,779
Oshkosh Corp.	285,881	9,862,895
Proto Labs, Inc. (a)(b)	91,762	5,970,953
RBC Bearings, Inc. (a)(b)	94,454	6,016,248
Rexnord Corp. (a)(b)	389,771	7,070,446
SPX Corp.	154,846	1,825,634
SPX Flow, Inc. (a)	162,620	3,045,873
Standex International Corp.	49,592	3,492,765
Sun Hydraulics Corp.	100,522	2,993,545
Supreme Industries, Inc. Class A	23,756	192,186
Taylor Devices, Inc. (a)(b)	3,820	51,570
Tennant Co.	73,187	3,406,123
Terex Corp.	418,911	9,375,228
The L.S. Starrett Co. Class A	20,536	193,654
Timken Co.	279,383	8,333,995
Titan International, Inc. (b)	187,478	950,513
Toro Co.	211,315	16,841,806
TriMas Corp. (a)	181,749	3,006,128
Trinity Industries, Inc. (b)	590,049	9,346,376
Twin Disc, Inc.	30,909	268,599
Valmont Industries, Inc. (b)	88,409	9,994,637
Wabash National Corp. (a)(b)	251,423	2,949,192
WABCO Holdings, Inc. (a)	202,727	19,117,156
Wabtec Corp. (b)	372,266	26,281,980
Watts Water Technologies, Inc. Class A	111,307	5,740,102
Woodward, Inc.	218,074	10,238,574
WSI Industries, Inc.	5,668	20,688
Xerium Technologies, Inc. (a)	47,721	349,795
		463,050,550
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	35,249	24,748
Kirby Corp. (a)(b)	203,825	11,538,533
Matson, Inc. (b)	166,460	6,673,381
Rand Logistics, Inc. (a)	41,510	39,655
		18,276,317
Professional Services - 0.9%
Acacia Research Corp. (b)	201,733	637,476
Advisory Board Co. (a)	161,918	4,774,962
Barrett Business Services, Inc.	28,298	988,732
CBIZ, Inc. (a)(b)	268,820	2,849,492
CDI Corp.	54,937	268,093
CEB, Inc.	125,423	6,806,706
CRA International, Inc. (a)	36,975	729,147
DLH Holdings Corp. (a)	2,300	7,153
Exponent, Inc.	102,458	4,783,764
Franklin Covey Co. (a)(b)	52,794	911,752
FTI Consulting, Inc. (a)(b)	162,112	5,335,106
General Employment Enterprises, Inc. (a)	3,794	16,125
GP Strategies Corp. (a)	66,351	1,636,216
Heidrick & Struggles International, Inc.	69,818	1,640,025
Hill International, Inc. (a)	138,135	483,473
Hudson Global, Inc.	74,637	193,310
Huron Consulting Group, Inc. (a)	88,846	4,932,730
ICF International, Inc. (a)(b)	78,313	2,645,413
IHS, Inc. Class A (a)	262,580	27,305,694
Insperity, Inc. (b)	78,519	3,728,867
Kelly Services, Inc. Class A (non-vtg.)	119,867	2,065,308
Kforce, Inc.	100,831	1,607,246
Korn/Ferry International	195,298	5,550,369
Lightbridge Corp. (a)(b)	64,373	40,375
Manpower, Inc.	279,318	21,630,386
Marathon Patent Group, Inc. (a)(b)	29,824	65,613
Mastech Holdings, Inc. (a)	3,140	22,608
MISTRAS Group, Inc. (a)	65,746	1,410,909
Navigant Consulting, Inc. (a)	183,680	2,788,262
Odyssey Marine Exploration, Inc. (a)(b)	21,389	54,542
On Assignment, Inc. (a)	181,581	5,993,989
Pendrell Corp. (a)(b)	553,171	315,307
RCM Technologies, Inc.	26,829	158,291
Resources Connection, Inc.	147,742	2,049,182
RPX Corp. (a)	214,024	2,120,978
Spherix, Inc. (a)(b)	91,248	8,212
TransUnion Holding Co., Inc.	124,009	3,270,117
TriNet Group, Inc. (a)	168,134	2,200,874
TrueBlue, Inc. (a)	161,837	3,714,159
Volt Information Sciences, Inc. (a)	28,900	212,993
WageWorks, Inc. (a)	141,776	6,829,350
Willdan Group, Inc. (a)	21,298	167,828
		132,951,134
Road & Rail - 0.7%
AMERCO	23,413	8,026,211
ArcBest Corp.	105,956	2,073,559
Avis Budget Group, Inc. (a)(b)	394,052	10,103,493
Celadon Group, Inc.	101,832	913,433
Covenant Transport Group, Inc. Class A (a)	52,825	1,170,602
Genesee & Wyoming, Inc. Class A (a)(b)	216,551	12,282,773
Heartland Express, Inc. (b)	240,627	4,427,537
Hertz Global Holdings, Inc. (a)	1,499,106	12,742,401
Knight Transportation, Inc.	236,683	5,734,829
Landstar System, Inc.	166,132	9,835,014
Marten Transport Ltd.	99,587	1,633,227
Old Dominion Freight Lines, Inc. (a)(b)	263,850	17,034,156
P.A.M. Transportation Services, Inc. (a)	12,026	343,583
Patriot Transportation Holding, Inc. (a)	5,823	122,283
Providence & Worcester Railroad Co.	1,903	26,185
Roadrunner Transportation Systems, Inc. (a)(b)	113,743	1,326,243
Saia, Inc. (a)(b)	97,187	2,551,159
Swift Transporation Co. (a)(b)	352,531	6,007,128
U.S.A. Truck, Inc. (a)	31,657	499,547
Universal Truckload Services, Inc.	36,649	573,923
Werner Enterprises, Inc. (b)	176,557	4,687,588
YRC Worldwide, Inc. (a)	119,050	958,353
		103,073,227
Trading Companies & Distributors - 0.8%
AeroCentury Corp. (a)	740	9,028
Air Lease Corp. Class A	357,454	10,741,493
Aircastle Ltd.	240,664	4,827,720
Applied Industrial Technologies, Inc.	152,841	5,884,379
Beacon Roofing Supply, Inc. (a)	192,759	6,958,600
BlueLinx Corp. (a)	73,361	27,430
BMC Stock Holdings, Inc. (a)(b)	86,514	1,319,339
CAI International, Inc. (a)(b)	69,862	542,828
DXP Enterprises, Inc. (a)(b)	46,631	633,715
Empire Resources, Inc.	161	514
GATX Corp.	165,046	7,098,628
General Finance Corp. (a)	1,148	4,626
H&E Equipment Services, Inc.	123,014	1,620,094
HD Supply Holdings, Inc. (a)	699,881	19,449,693
Houston Wire & Cable Co.	69,133	372,627
Huttig Building Products, Inc. (a)	864	2,972
Kaman Corp.	113,503	4,987,322
Lawson Products, Inc. (a)	23,255	377,661
MRC Global, Inc. (a)	395,990	4,732,081
MSC Industrial Direct Co., Inc. Class A (b)	186,134	12,951,204
Neff Corp. (a)	84,413	411,091
Now, Inc. (a)(b)	418,428	6,770,165
Rush Enterprises, Inc. Class A (a)(b)	141,956	2,461,517
TAL International Group, Inc.	123,311	1,569,749
Textainer Group Holdings Ltd. (b)	102,209	1,228,552
Titan Machinery, Inc. (a)(b)	64,538	614,402
Transcat, Inc. (a)	4,785	44,596
Univar, Inc. (b)	150,479	2,367,035
Veritiv Corp. (a)(b)	32,023	1,022,815
Watsco, Inc.	99,095	12,639,567
WESCO International, Inc. (a)(b)	160,128	7,053,638
Willis Lease Finance Corp. (a)	19,324	384,161
		119,109,242
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	285,336	17,419,763
Wesco Aircraft Holdings, Inc. (a)(b)	229,383	2,933,809
		20,353,572

TOTAL INDUSTRIALS		1,885,872,278

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.5%
ADTRAN, Inc.	197,013	3,686,113
Aerohive Networks, Inc. (a)(b)	67,077	341,422
Alliance Fiber Optic Products, Inc. (a)	55,668	768,218
Applied Optoelectronics, Inc. (a)(b)	57,870	1,041,081
Arista Networks, Inc. (a)(b)	135,564	9,291,557
Arris International PLC (a)	687,023	16,412,979
Aviat Networks, Inc. (a)	198,244	128,165
Bel Fuse, Inc. Class B (non-vtg.)	40,471	600,994
Black Box Corp.	60,284	798,763
Brocade Communications Systems, Inc.	1,608,380	15,971,213
CalAmp Corp. (a)(b)	137,417	2,511,983
Calix Networks, Inc. (a)	168,745	1,172,778
Ciena Corp. (a)(b)	481,644	9,873,702
Clearfield, Inc. (a)(b)	45,932	667,392
ClearOne, Inc.	17,545	207,557
CommScope Holding Co., Inc. (a)	485,065	12,218,787
Communications Systems, Inc.	9,294	62,827
Comtech Telecommunications Corp.	62,000	1,274,100
Digi International, Inc. (a)	105,508	895,763
EchoStar Holding Corp. Class A (a)	179,832	8,038,490
EMCORE Corp. (a)	99,743	531,630
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	407,145	1,148,149
Finisar Corp. (a)	406,423	5,925,647
Harmonic, Inc. (a)(b)	364,484	1,221,021
Infinera Corp. (a)(b)	536,199	8,412,962
InfoSonics Corp. (a)(b)	41,938	71,714
InterDigital, Inc.	136,692	6,797,693
Inventergy Global, Inc. (a)(b)	2,324	4,253
Ixia (a)	252,907	2,885,669
KVH Industries, Inc. (a)(b)	48,623	443,928
Lantronix, Inc. (a)	2,994	2,485
Lumentum Holdings, Inc. (a)	184,482	4,433,102
MRV Communications, Inc. (a)	14,786	178,911
NETGEAR, Inc. (a)	120,986	4,780,157
NetScout Systems, Inc. (a)(b)	384,045	7,938,210
Novatel Wireless, Inc. (a)(b)	119,828	196,518
NumereX Corp. Class A (a)(b)	50,190	294,615
Oclaro, Inc. (a)(b)	376,590	1,849,057
Optical Cable Corp.	11,466	25,913
Palo Alto Networks, Inc. (a)(b)	281,694	40,786,474
Parkervision, Inc. (a)(b)	336,237	74,409
PC-Tel, Inc.	66,388	371,773
Plantronics, Inc.	139,337	5,225,138
Polycom, Inc. (a)	514,414	5,355,050
Relm Wireless Corp. (a)	69,394	267,167
Resonant, Inc. (a)(b)	9,244	18,026
Ruckus Wireless, Inc. (a)(b)	344,943	3,339,048
ShoreTel, Inc. (a)	254,027	1,877,260
Sonus Networks, Inc. (a)	192,177	1,497,059
Technical Communications Corp. (a)	2,835	7,428
Tessco Technologies, Inc.	22,372	391,510
Ubiquiti Networks, Inc. (a)(b)	98,761	3,226,522
ViaSat, Inc. (a)(b)	171,693	12,535,306
Viavi Solutions, Inc. (a)	880,508	5,749,717
Westell Technologies, Inc. Class A (a)	150,024	168,027
xG Technology, Inc. (a)	5,108	838
Zhone Technologies, Inc. (a)	84,494	98,013
		214,094,283
Electronic Equipment & Components - 2.7%
ADDvantage Technologies Group, Inc. (a)	11,928	19,085
Agilysys, Inc. (a)	51,105	534,047
Anixter International, Inc. (a)	113,942	4,880,136
Applied DNA Sciences, Inc. (a)(b)	58,908	169,066
Arrow Electronics, Inc. (a)	359,158	20,529,471
Avnet, Inc.	496,585	20,434,473
AVX Corp.	220,009	2,582,906
Badger Meter, Inc.	57,096	3,750,636
Belden, Inc.	163,514	8,955,662
Benchmark Electronics, Inc. (a)	208,583	4,515,822
CDW Corp.	574,988	22,758,025
Checkpoint Systems, Inc.	164,593	1,236,093
ClearSign Combustion Corp. (a)(b)	33,298	137,521
Cognex Corp.	324,504	12,009,893
Coherent, Inc. (a)	95,492	8,078,623
Control4 Corp. (a)(b)	71,474	586,087
CTS Corp.	132,796	1,920,230
CUI Global, Inc. (a)(b)	76,492	683,074
Daktronics, Inc.	149,824	1,059,256
Digital Ally, Inc. (a)(b)	15,000	97,200
Dolby Laboratories, Inc. Class A	201,124	7,944,398
DTS, Inc. (a)	68,955	1,632,165
Dynasil Corp. of America (a)(b)	9,408	15,335
Echelon Corp. (a)	10,844	57,799
Electro Rent Corp.	77,042	730,358
Electro Scientific Industries, Inc. (a)	98,846	704,772
eMagin Corp. (a)(b)	60,537	111,388
ePlus, Inc. (a)	23,058	1,731,425
Fabrinet (a)(b)	117,663	3,359,279
FARO Technologies, Inc. (a)(b)	66,952	2,145,812
FEI Co.	159,376	12,947,706
Fitbit, Inc. (b)	195,587	2,392,029
Frequency Electronics, Inc. (a)	18,354	171,243
Giga-Tronics, Inc. (a)(b)	16,884	23,806
GSI Group, Inc. (a)	116,141	1,494,735
I. D. Systems Inc. (a)	39,946	173,366
Identiv, Inc. (a)(b)	40,037	87,681
IEC Electronics Corp. (a)	18,101	77,834
II-VI, Inc. (a)(b)	209,816	4,605,461
Image Sensing Systems, Inc. (a)	9,763	27,532
Ingram Micro, Inc. Class A	598,313	21,419,605
Insight Enterprises, Inc. (a)	151,818	3,962,450
Intellicheck Mobilisa, Inc. (a)	10,716	10,287
IntriCon Corp. (a)	8,644	60,681
InvenSense, Inc. (a)(b)	316,997	2,475,747
IPG Photonics Corp. (a)(b)	138,838	11,448,581
Iteris, Inc. (a)	62,428	159,191
Itron, Inc. (a)(b)	150,507	5,996,199
Jabil Circuit, Inc.	722,265	15,059,225
KEMET Corp. (a)	162,823	299,594
KEY Tronic Corp. (a)	23,864	171,344
Keysight Technologies, Inc. (a)	658,298	17,174,995
Kimball Electronics, Inc. (a)	85,187	972,836
Knowles Corp. (a)(b)	335,905	3,822,599
LGL Group, Inc. (a)	3,009	10,140
LightPath Technologies, Inc. Class A (a)(b)	21,115	45,397
Littelfuse, Inc.	86,481	9,825,971
LoJack Corp. (a)	71,853	462,015
LRAD Corp.	77,211	131,259
Luna Innovations, Inc. (a)	39,627	34,475
Maxwell Technologies, Inc. (a)(b)	125,294	717,935
Mercury Systems, Inc. (a)	131,945	2,155,981
Mesa Laboratories, Inc.	12,201	1,097,846
Methode Electronics, Inc. Class A	146,606	4,188,533
MicroVision, Inc. (a)(b)	165,273	487,555
MOCON, Inc.	7,499	100,187
MTS Systems Corp.	57,851	3,178,912
Multi-Fineline Electronix, Inc. (a)	33,909	765,326
Napco Security Technolgies, Inc. (a)	24,581	152,894
National Instruments Corp.	400,007	11,540,202
Neonode, Inc. (a)(b)	121,979	304,948
NetList, Inc. (a)(b)	140,493	181,236
Newport Corp. (a)	153,935	3,505,100
OSI Systems, Inc. (a)	71,273	4,302,751
Par Technology Corp. (a)	27,309	157,846
Park Electrochemical Corp.	80,447	1,144,761
PC Connection, Inc.	71,542	1,772,095
PC Mall, Inc. (a)	21,739	164,347
Perceptron, Inc. (a)	33,349	177,750
Plexus Corp. (a)	131,727	4,793,546
QLogic Corp. (a)	322,973	4,163,122
RadiSys Corp. (a)	129,394	333,837
RealD, Inc. (a)	169,235	1,827,738
Research Frontiers, Inc. (a)(b)	71,977	333,254
RF Industries Ltd.	13,982	54,530
Richardson Electronics Ltd.	36,856	180,594
Rofin-Sinar Technologies, Inc. (a)(b)	114,003	2,546,827
Rogers Corp. (a)	72,065	3,849,712
Sanmina Corp. (a)	301,141	6,203,505
ScanSource, Inc. (a)(b)	108,415	4,053,637
Sigmatron International, Inc. (a)	11,463	75,312
Superconductor Technologies, Inc. (a)(b)	51,793	10,990
SYNNEX Corp. (b)	110,985	10,435,920
Tech Data Corp. (a)(b)	134,847	9,494,577
Trimble Navigation Ltd. (a)	966,906	22,490,234
TTM Technologies, Inc. (a)(b)	263,802	1,730,541
Uni-Pixel, Inc. (a)(b)	35,725	22,864
Universal Display Corp. (a)(b)	164,212	7,846,049
VeriFone Systems, Inc. (a)	443,564	10,596,744
Vishay Intertechnology, Inc.	530,776	6,284,388
Vishay Precision Group, Inc. (a)(b)	49,281	577,573
Wayside Technology Group, Inc.	13,442	226,901
Wireless Telecom Group, Inc. (a)	35,461	47,518
Zebra Technologies Corp. Class A (a)(b)	201,001	12,417,842
		395,607,981
Internet Software & Services - 2.1%
Actua Corp. (a)(b)	141,040	1,146,655
Alarm.com Holdings, Inc. (b)	28,885	576,256
Amber Road, Inc. (a)(b)	40,407	185,872
Angie's List, Inc. (a)(b)	174,389	1,609,610
Apigee Corp. (b)	27,356	160,033
AppFolio, Inc. (a)(b)	26,684	312,203
ARI Network Services, Inc. (a)	69,276	286,803
Autobytel, Inc. (a)	36,362	698,150
Bankrate, Inc. (a)	222,692	1,705,821
Bazaarvoice, Inc. (a)(b)	250,070	785,220
Benefitfocus, Inc. (a)(b)	52,505	1,648,132
Blucora, Inc. (a)(b)	154,628	950,962
Box, Inc. Class A (a)(b)	147,283	1,695,227
Bridgeline Digital, Inc. (a)	4,849	4,364
Brightcove, Inc. (a)	117,958	707,748
BroadVision, Inc. (a)	7,417	44,502
Carbonite, Inc. (a)	68,823	520,990
Care.com, Inc. (a)(b)	60,820	368,569
ChannelAdvisor Corp. (a)	96,748	1,028,431
comScore, Inc. (a)(b)	181,708	7,477,284
Cornerstone OnDemand, Inc. (a)(b)	191,469	5,514,307
CoStar Group, Inc. (a)(b)	124,906	22,115,856
Cvent, Inc. (a)	94,409	1,843,808
Demand Media, Inc. (a)	37,558	204,691
Demandware, Inc. (a)(b)	128,487	4,457,214
Determine, Inc. (a)	73,216	120,806
DHI Group, Inc. (a)	174,092	1,354,436
Draftday Fantasy Sports, Inc. (a)(b)	108,458	60,877
EarthLink Holdings Corp.	396,999	2,239,074
eGain Communications Corp. (a)(b)	49,320	184,457
Endurance International Group Holdings, Inc. (a)(b)	246,686	2,772,751
Envestnet, Inc. (a)(b)	147,733	3,030,004
Everyday Health, Inc. (a)	102,418	484,437
Five9, Inc. (a)	112,755	907,678
GlowPoint, Inc. (a)	321,954	136,058
GoDaddy, Inc. (a)(b)	90,307	2,831,124
Gogo, Inc. (a)(b)	189,335	2,059,965
GrubHub, Inc. (a)(b)	297,426	7,001,408
GTT Communications, Inc. (a)(b)	103,149	1,524,542
Hortonworks, Inc. (a)(b)	130,716	1,509,770
IAC/InterActiveCorp	295,539	13,127,842
Instructure, Inc. (a)(b)	24,883	355,827
Internap Network Services Corp. (a)(b)	217,848	555,512
IntraLinks Holdings, Inc. (a)	157,350	1,222,610
Inuvo, Inc. (a)	97,208	210,941
iPass, Inc. (a)	412,177	399,853
Issuer Direct Corp.	35,897	183,793
j2 Global, Inc.	178,731	13,061,661
Limelight Networks, Inc. (a)	235,738	365,394
LinkedIn Corp. Class A (a)	445,956	52,261,584
Liquidity Services, Inc. (a)	90,620	423,195
LivePerson, Inc. (a)	197,114	1,011,195
LogMeIn, Inc. (a)(b)	96,506	4,912,155
LookSmart Group, Inc.	19,066	0
Marchex, Inc. Class B	112,959	484,594
Marin Software, Inc. (a)(b)	55,414	166,242
Marketo, Inc. (a)(b)	149,651	2,524,612
MaxPoint Interactive, Inc. (b)	35,452	62,041
MeetMe, Inc. (a)(b)	143,707	446,929
MINDBODY, Inc. (b)	28,814	339,429
Monster Worldwide, Inc. (a)(b)	344,947	1,027,942
Net Element International, Inc. (a)(b)	9,424	1,960
New Relic, Inc. (a)(b)	84,486	2,249,017
NIC, Inc.	244,419	4,299,330
Onvia.com, Inc. (a)	2,326	8,281
Opower, Inc. (a)(b)	132,400	1,094,948
Pandora Media, Inc. (a)(b)	773,888	7,909,135
Prism Technologies Group, Inc. (a)	283	130
Q2 Holdings, Inc. (a)	94,503	1,915,576
QuinStreet, Inc. (a)	158,196	469,842
Qumu Corp. (a)	84,064	334,575
Quotient Technology, Inc. (a)(b)	265,249	2,307,666
Rackspace Hosting, Inc. (a)(b)	445,831	9,598,741
RealNetworks, Inc. (a)	91,284	356,008
Reis, Inc.	36,313	805,059
Remark Media, Inc. (a)(b)	45,073	173,982
RetailMeNot, Inc. (a)(b)	149,494	1,207,912
Rightside Group Ltd. (a)(b)	34,488	294,528
Rocket Fuel, Inc. (a)(b)	112,159	397,043
Sajan, Inc. (a)	63,252	192,286
SciQuest, Inc. (a)	112,860	1,371,249
Shutterstock, Inc. (a)(b)	75,633	2,639,592
Spark Networks, Inc. (a)	80,921	256,520
SPS Commerce, Inc. (a)	63,376	2,834,175
Stamps.com, Inc. (a)(b)	57,830	6,854,590
Support.com, Inc. (a)	167,715	132,495
Synacor, Inc. (a)	64,568	114,285
TechTarget, Inc. (a)	66,813	468,359
Travelzoo, Inc. (a)	32,602	255,926
Tremor Video, Inc. (a)(b)	117,265	198,178
TrueCar, Inc. (a)(b)	232,205	1,260,873
Twitter, Inc. (a)(b)	2,296,627	41,614,881
United Online, Inc. (a)	52,077	641,068
Unwired Planet, Inc. (a)(b)	27,036	234,672
Web.com Group, Inc. (a)(b)	197,322	3,581,394
WebMD Health Corp. (a)(b)	144,080	7,990,677
Xactly Corp. (a)	24,188	140,290
XO Group, Inc. (a)	93,011	1,328,197
Yelp, Inc. (a)(b)	210,790	4,266,390
YuMe, Inc. (a)(b)	55,310	208,519
Zillow Group, Inc.:
Class A (a)(b)	192,694	4,460,866
Class C (a)(b)	380,646	8,221,954
		298,100,615
IT Services - 3.4%
Acxiom Corp. (a)	304,767	6,320,868
Amdocs Ltd.	592,684	33,640,744
Black Knight Financial Services, Inc. Class A (b)	74,091	2,171,607
Blackhawk Network Holdings, Inc. (a)	209,408	7,086,367
Booz Allen Hamilton Holding Corp. Class A	445,743	12,302,507
Broadridge Financial Solutions, Inc.	455,355	25,559,076
CACI International, Inc. Class A (a)	93,007	8,986,336
Cardtronics, Inc. (a)(b)	181,064	6,105,478
Cartesian, Inc. (a)	2,929	5,653
Cass Information Systems, Inc.	38,368	1,913,028
Ciber, Inc. (a)	261,032	522,064
Computer Sciences Corp.	531,248	15,305,255
Computer Task Group, Inc.	44,089	208,541
Convergys Corp. (b)	384,746	9,918,752
CoreLogic, Inc. (a)	339,426	11,740,745
CSG Systems International, Inc.	126,513	4,802,433
CSP, Inc.	3,555	19,375
Datalink Corp. (a)	72,718	520,661
DST Systems, Inc.	123,273	12,891,890
Edgewater Technology, Inc. (a)	28,583	202,653
EPAM Systems, Inc. (a)	160,342	10,964,186
Euronet Worldwide, Inc. (a)	194,059	12,718,627
Everi Holdings, Inc. (a)	251,799	740,289
EVERTEC, Inc.	254,274	3,025,861
ExlService Holdings, Inc. (a)	127,323	5,995,640
First Data Corp. Class A (a)	690,019	8,625,238
FleetCor Technologies, Inc. (a)	297,086	37,934,911
Forrester Research, Inc.	46,079	1,433,978
Gartner, Inc. Class A (a)	321,410	26,484,184
Genpact Ltd. (a)	608,316	16,077,792
Global Payments, Inc.	500,490	30,504,866
Hackett Group, Inc.	102,623	1,426,460
Heartland Payment Systems, Inc.	141,172	13,202,405
Higher One Holdings, Inc. (a)	141,222	607,255
Information Services Group, Inc. (a)	108,930	333,326
Innodata, Inc. (a)	58,124	133,685
InterCloud Systems, Inc. (a)(b)	80,280	41,746
Jack Henry & Associates, Inc.	304,897	25,074,729
Leidos Holdings, Inc.	248,845	10,755,081
Lionbridge Technologies, Inc. (a)(b)	236,377	1,042,423
ManTech International Corp. Class A	100,710	2,933,682
Mattersight Corp. (a)(b)	47,315	239,414
Maximus, Inc.	253,001	12,440,059
ModusLink Global Solutions, Inc. (a)(b)	128,863	243,551
MoneyGram International, Inc. (a)	110,529	594,646
NCI, Inc. Class A	29,120	435,053
Neustar, Inc. Class A (a)(b)	205,078	5,100,290
Perficient, Inc. (a)	139,137	2,511,423
PFSweb, Inc. (a)	60,946	787,422
Planet Payment, Inc. (a)	164,425	435,726
PRG-Schultz International, Inc. (a)	115,194	417,002
Sabre Corp.	640,092	17,378,498
Science Applications International Corp.	159,859	7,137,704
ServiceSource International, Inc. (a)(b)	263,840	1,071,190
StarTek, Inc. (a)	22,269	99,542
Sykes Enterprises, Inc. (a)	153,693	4,683,026
Syntel, Inc. (a)	133,615	6,108,878
Sysorex Global (a)	4,486	2,424
Teletech Holdings, Inc.	76,566	2,120,878
Travelport Worldwide Ltd.	409,991	5,321,683
Unisys Corp. (a)(b)	193,935	2,088,680
Vantiv, Inc. (a)	598,816	31,162,385
Virtusa Corp. (a)(b)	105,248	3,725,779
WEX, Inc. (a)(b)	148,480	9,695,744
WidePoint Corp. (a)(b)	269,166	153,425
WPCS International, Inc. (a)(b)	1,864	2,311
		484,237,130
Semiconductors & Semiconductor Equipment - 2.2%
Adesto Technologies Corp. (b)	37,054	204,909
Advanced Energy Industries, Inc. (a)	162,669	4,852,416
Advanced Micro Devices, Inc. (a)(b)	2,448,893	5,240,631
AEHR Test Systems (a)	9,000	10,620
Alpha & Omega Semiconductor Ltd. (a)	65,601	776,060
Amkor Technology, Inc. (a)	391,407	1,980,519
Amtech Systems, Inc. (a)(b)	43,995	224,375
ANADIGICS, Inc. (a)(b)	289,349	243,082
Applied Micro Circuits Corp. (a)(b)	310,440	1,794,343
Atmel Corp.	1,615,621	13,054,218
Axcelis Technologies, Inc. (a)	459,365	1,148,413
AXT, Inc. (a)	115,481	289,857
Brooks Automation, Inc.	259,682	2,531,900
Cabot Microelectronics Corp.	97,455	3,748,119
Cascade Microtech, Inc. (a)	52,395	1,078,813
Cavium, Inc. (a)(b)	213,616	12,708,016
Ceva, Inc. (a)	77,932	1,528,247
Cirrus Logic, Inc. (a)(b)	245,670	8,654,954
Cohu, Inc.	103,754	1,183,833
Cree, Inc. (a)(b)	394,931	12,535,110
CVD Equipment Corp. (a)(b)	12,898	108,214
CyberOptics Corp. (a)	16,917	160,881
Cypress Semiconductor Corp. (b)	1,263,670	10,084,087
Diodes, Inc. (a)	155,189	2,970,317
DSP Group, Inc. (a)	84,313	727,621
Entegris, Inc. (a)	538,615	6,657,281
Exar Corp. (a)(b)	183,078	977,637
Fairchild Semiconductor International, Inc. (a)	436,358	8,753,341
FormFactor, Inc. (a)	228,571	1,737,140
GigOptix, Inc. (a)	162,055	421,343
GSI Technology, Inc. (a)	51,850	202,734
Inphi Corp. (a)	134,081	3,392,249
Integrated Device Technology, Inc. (a)	554,931	10,776,760
Intermolecular, Inc. (a)(b)	45,789	99,820
Intersil Corp. Class A	510,804	6,522,967
Intest Corp. (a)	34,005	132,620
IXYS Corp.	98,319	1,109,038
Kopin Corp. (a)(b)	223,115	426,150
Kulicke & Soffa Industries, Inc. (a)	287,228	3,245,676
Lattice Semiconductor Corp. (a)(b)	448,984	2,842,069
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	76,046	2,882,143
Marvell Technology Group Ltd.	1,817,274	17,354,967
Mattson Technology, Inc. (a)	295,659	1,067,329
Maxim Integrated Products, Inc.	1,095,797	37,103,686
MaxLinear, Inc. Class A (a)	203,109	3,268,024
Microsemi Corp. (a)(b)	479,675	16,611,145
MKS Instruments, Inc.	207,679	6,832,639
Monolithic Power Systems, Inc.	139,155	8,218,494
MoSys, Inc. (a)(b)	165,767	101,947
Nanometrics, Inc. (a)	92,092	1,278,237
NeoPhotonics Corp. (a)	109,639	1,201,643
NVE Corp.	19,506	992,270
ON Semiconductor Corp. (a)	1,583,064	13,281,907
PDF Solutions, Inc. (a)	101,711	1,155,437
Photronics, Inc. (a)(b)	270,718	2,753,202
Pixelworks, Inc. (a)(b)	90,594	181,188
Power Integrations, Inc.	113,813	5,216,050
QuickLogic Corp. (a)(b)	211,902	343,281
Rambus, Inc. (a)(b)	450,874	5,874,888
Rubicon Technology, Inc. (a)(b)	86,191	82,562
Rudolph Technologies, Inc. (a)(b)	124,381	1,611,978
Semtech Corp. (a)	259,769	4,977,174
Sigma Designs, Inc. (a)	138,524	953,045
Silicon Laboratories, Inc. (a)(b)	150,088	6,191,130
Solar3D, Inc. (a)(b)	47,552	116,027
SolarEdge Technologies, Inc. (b)	26,733	654,157
SunEdison Semiconductor Ltd. (a)	157,629	1,076,606
SunEdison, Inc. (a)(b)	1,202,205	2,380,366
SunPower Corp. (a)(b)	207,534	4,901,953
Synaptics, Inc. (a)(b)	139,555	11,333,262
Teradyne, Inc.	777,061	14,826,324
Tessera Technologies, Inc.	184,529	5,439,915
Ultra Clean Holdings, Inc. (a)	117,268	613,312
Ultratech, Inc. (a)	112,397	2,279,411
Veeco Instruments, Inc. (a)(b)	167,020	3,098,221
Xcerra Corp. (a)	206,830	1,180,999
		322,571,299
Software - 4.2%
A10 Networks, Inc. (a)	145,657	897,247
ACI Worldwide, Inc. (a)	470,005	8,770,293
American Software, Inc. Class A	107,380	1,009,372
ANSYS, Inc. (a)	343,248	28,496,449
Aspen Technology, Inc. (a)	319,179	10,523,332
Asure Software, Inc. (a)	1,517	7,949
Aware, Inc. (a)	24,496	98,474
Barracuda Networks, Inc. (a)(b)	86,573	1,113,329
Blackbaud, Inc.	181,415	10,255,390
Bottomline Technologies, Inc. (a)(b)	148,748	4,196,181
BroadSoft, Inc. (a)(b)	113,096	4,172,111
BSQUARE Corp. (a)	35,898	204,619
Cadence Design Systems, Inc. (a)	1,146,530	24,707,722
Callidus Software, Inc. (a)	223,121	3,063,451
CDK Global, Inc.	615,649	27,636,484
Code Rebel Corp. (b)	13,533	24,359
CommVault Systems, Inc. (a)	162,030	6,071,264
Covisint Corp. (a)	156,273	304,732
Datawatch Corp. (a)(b)	28,143	141,278
Digimarc Corp. (a)(b)	34,737	1,051,489
Digital Turbine, Inc. (a)(b)	126,543	142,994
Document Security Systems, Inc. (a)	81,780	12,259
Ebix, Inc. (b)	100,823	3,733,476
Ellie Mae, Inc. (a)(b)	115,018	9,676,464
EnerNOC, Inc. (a)(b)	96,330	591,466
EPIQ Systems, Inc.	126,421	1,729,439
Evolving Systems, Inc.	27,515	151,333
Fair Isaac Corp.	120,141	11,956,432
FalconStor Software, Inc. (a)	102,011	138,735
Finjan Holdings, Inc. (a)	93,776	84,398
FireEye, Inc. (a)(b)	553,116	9,369,785
Fortinet, Inc. (a)	561,375	15,943,050
Gigamon, Inc. (a)	108,403	2,966,990
Globalscape, Inc.	29,423	110,925
Glu Mobile, Inc. (a)(b)	469,639	1,742,361
GSE Systems, Inc. (a)	33,148	71,600
Guidance Software, Inc. (a)(b)	71,315	381,535
Guidewire Software, Inc. (a)(b)	274,066	13,492,269
HubSpot, Inc. (a)	41,424	1,725,724
Imperva, Inc. (a)(b)	103,266	4,530,279
Infoblox, Inc. (a)	212,822	3,294,485
Interactive Intelligence Group, Inc. (a)(b)	65,293	1,954,219
Jive Software, Inc. (a)	171,225	554,769
Majesco (a)	52,545	316,321
Majesco Entertainment Co.	147,810	114,952
MAM Software Group, Inc. (a)	188	1,045
Manhattan Associates, Inc. (a)	277,225	15,319,454
Mentor Graphics Corp.	378,960	7,238,136
MicroStrategy, Inc. Class A (a)	35,946	5,783,352
Mitek Systems, Inc. (a)(b)	120,061	620,715
MobileIron, Inc. (a)(b)	138,364	466,287
Model N, Inc. (a)	87,025	898,098
Monotype Imaging Holdings, Inc.	159,003	3,774,731
NetSol Technologies, Inc. (a)	37,185	267,360
NetSuite, Inc. (a)(b)	143,545	8,672,989
Nuance Communications, Inc. (a)	952,530	18,583,860
NXT-ID, Inc. (a)(b)	21,173	11,857
Parametric Technology Corp. (a)	443,432	13,706,483
Park City Group, Inc. (a)(b)	44,265	402,812
Paycom Software, Inc. (a)(b)	139,668	4,452,616
Paylocity Holding Corp. (a)(b)	80,406	2,381,626
Pegasystems, Inc.	151,785	3,695,965
Progress Software Corp. (a)	194,976	4,917,295
Proofpoint, Inc. (a)(b)	155,702	7,293,082
PROS Holdings, Inc. (a)(b)	93,435	1,026,851
QAD, Inc.:
Class A	27,311	534,476
Class B	24,367	401,812
Qlik Technologies, Inc. (a)	355,289	8,249,811
Qualys, Inc. (a)(b)	88,431	2,208,122
Rapid7, Inc. (a)(b)	30,222	401,650
RealPage, Inc. (a)(b)	203,637	4,082,922
RingCentral, Inc. (a)	220,329	4,076,087
Rosetta Stone, Inc. (a)	68,940	545,315
Rovi Corp. (a)(b)	319,446	7,276,980
SeaChange International, Inc. (a)(b)	126,310	728,809
ServiceNow, Inc. (a)	577,714	31,768,493
Silver Spring Networks, Inc. (a)(b)	150,654	1,883,175
SITO Mobile Ltd. (a)(b)	68,717	191,720
Smith Micro Software, Inc. (a)(b)	132,928	88,490
Solera Holdings, Inc.	259,741	14,467,574
Sonic Foundry, Inc. (a)	57,013	307,870
Splunk, Inc. (a)(b)	493,767	21,528,241
SS&C Technologies Holdings, Inc. (b)	309,697	18,052,238
Synchronoss Technologies, Inc. (a)(b)	153,273	4,293,177
Synopsys, Inc. (a)	600,790	26,885,353
Tableau Software, Inc. (a)	202,356	9,237,551
Take-Two Interactive Software, Inc. (a)(b)	324,981	11,696,066
Tangoe, Inc. (a)(b)	143,689	1,162,444
TeleNav, Inc. (a)	106,870	636,945
Textura Corp. (a)(b)	74,405	1,283,486
The Rubicon Project, Inc. (a)(b)	90,991	1,500,442
TiVo, Inc. (a)	368,048	3,087,923
Tubemogul, Inc. (a)(b)	57,029	732,252
Tyler Technologies, Inc. (a)(b)	125,484	15,098,235
Ultimate Software Group, Inc. (a)(b)	109,445	18,798,273
Upland Software, Inc. (a)	16,242	100,863
Varonis Systems, Inc. (a)(b)	63,496	1,168,961
Vasco Data Security International, Inc. (a)(b)	116,719	1,604,886
Verint Systems, Inc. (a)	242,886	8,629,740
VirnetX Holding Corp. (a)(b)	177,456	821,621
VMware, Inc. Class A (a)(b)	299,276	15,110,445
Voltari Corp. (a)(b)	19,368	81,927
Vringo, Inc. (a)(b)	47,633	120,035
Workday, Inc. Class A (a)(b)	428,143	25,881,244
Workiva, Inc. (a)(b)	94,792	1,183,004
Xura, Inc. (a)	98,990	1,943,174
Zendesk, Inc. (a)(b)	213,788	3,912,320
Zix Corp. (a)(b)	279,934	1,116,937
Zynga, Inc. (a)	3,070,372	6,478,485
		596,405,973
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	411,267	4,388,219
Avid Technology, Inc. (a)(b)	126,635	968,758
Concurrent Computer Corp.	30,661	164,956
CPI Card Group (b)	72,158	570,770
Cray, Inc. (a)(b)	156,855	6,652,221
Crossroads Systems, Inc. (a)(b)	36,918	7,014
Dataram Corp. (a)	3,942	2,681
Diebold, Inc.	252,823	6,275,067
Eastman Kodak Co. (a)(b)	154,688	1,461,802
Electronics for Imaging, Inc. (a)(b)	182,101	7,213,021
Hutchinson Technology, Inc. (a)(b)	123,467	454,359
Imation Corp. (a)(b)	119,007	103,239
Immersion Corp. (a)	113,167	1,019,635
Intevac, Inc. (a)	82,658	371,134
ITUS Corp. (a)(b)	34,351	79,351
Lexmark International, Inc. Class A	235,482	7,304,652
NCR Corp. (a)	473,043	11,050,284
Nimble Storage, Inc. (a)(b)	210,151	1,521,493
Pure Storage, Inc. Class A (a)(b)	112,934	1,623,991
Qualstar Corp. (a)	155,911	87,310
Quantum Corp. (a)(b)	964,773	492,034
Silicon Graphics International Corp. (a)(b)	140,864	855,044
Super Micro Computer, Inc. (a)(b)	141,738	4,602,233
Transact Technologies, Inc.	28,331	205,116
U.S.A. Technologies, Inc. (a)(b)	123,963	492,133
Violin Memory, Inc. (a)(b)	313,676	250,941
Xplore Technologies Corp. (a)	14,878	59,661
		58,277,119

TOTAL INFORMATION TECHNOLOGY		2,369,294,400

MATERIALS - 4.5%
Chemicals - 2.3%
A. Schulman, Inc.	114,535	2,827,869
AgroFresh Solutions, Inc. (a)(b)	94,349	461,367
Albemarle Corp. U.S.	431,659	24,267,869
American Vanguard Corp. (b)	100,323	1,265,073
Ashland, Inc.	240,463	22,913,719
Axalta Coating Systems (a)	531,954	13,809,526
Axiall Corp.	280,074	5,573,473
Balchem Corp.	122,079	7,723,938
BioAmber, Inc. (a)(b)	57,670	201,845
Cabot Corp.	242,494	10,798,258
Calgon Carbon Corp.	200,521	2,811,304
Celanese Corp. Class A	561,718	33,894,064
Chase Corp.	30,419	1,430,301
Chemtura Corp. (a)(b)	257,620	6,499,753
Codexis, Inc. (a)	91,779	372,623
Core Molding Technologies, Inc. (a)	30,292	344,723
Ferro Corp. (a)	335,869	3,335,179
Flotek Industries, Inc. (a)(b)	209,178	1,522,816
FutureFuel Corp.	89,835	1,151,685
H.B. Fuller Co.	195,758	7,534,725
Hawkins, Inc.	37,806	1,209,036
Huntsman Corp.	787,890	8,556,485
Innophos Holdings, Inc.	76,978	2,230,822
Innospec, Inc.	95,373	4,139,188
Intrepid Potash, Inc. (a)	215,299	213,146
KMG Chemicals, Inc.	32,018	686,786
Koppers Holdings, Inc. (a)	81,226	1,424,704
Kraton Performance Polymers, Inc. (a)	119,735	2,055,850
Kronos Worldwide, Inc. (b)	93,968	598,576
LSB Industries, Inc. (a)(b)	72,807	425,193
Marrone Bio Innovations, Inc. (a)(b)	53,732	64,478
Metabolix, Inc. (a)(b)	20,616	31,336
Minerals Technologies, Inc.	137,733	6,999,591
NewMarket Corp. (b)	39,385	14,381,039
Northern Technologies International Corp. (a)	5,288	62,398
Olin Corp. (b)	641,160	9,719,986
OMNOVA Solutions, Inc. (a)	168,422	882,531
Platform Specialty Products Corp. (a)(b)	579,730	4,110,286
PolyOne Corp.	335,289	9,022,627
Quaker Chemical Corp.	52,276	4,067,596
Rayonier Advanced Materials, Inc. (b)	163,222	1,219,268
Rentech, Inc. (a)	91,963	186,685
RPM International, Inc.	510,933	20,871,613
Senomyx, Inc. (a)(b)	176,669	586,541
Sensient Technologies Corp.	186,397	10,714,100
Stepan Co.	74,135	3,683,027
The Chemours Co. LLC	710,068	3,642,649
The Scotts Miracle-Gro Co. Class A	174,529	12,045,992
TOR Minerals International, Inc. (a)	3,831	14,366
Trecora Resources (a)	74,645	721,071
Tredegar Corp.	97,247	1,335,201
Trinseo SA (a)(b)	44,097	1,314,532
Tronox Ltd. Class A (b)	246,268	1,275,668
Valhi, Inc. (b)	74,540	96,902
Valspar Corp.	281,841	22,051,240
W.R. Grace & Co. (a)	272,437	18,727,319
Westlake Chemical Corp.	150,394	6,484,989
		324,592,927
Construction Materials - 0.1%
Eagle Materials, Inc.	187,869	11,351,045
Headwaters, Inc. (a)	281,913	4,967,307
Summit Materials, Inc.	169,613	3,097,133
Tecnoglass, Inc. (a)(b)	9,010	99,561
U.S. Concrete, Inc. (a)(b)	52,481	2,820,854
United States Lime & Minerals, Inc.	7,538	400,871
		22,736,771
Containers & Packaging - 1.0%
AEP Industries, Inc.	16,843	1,325,713
Aptargroup, Inc.	243,187	17,925,314
Bemis Co., Inc. (b)	366,833	18,000,495
Berry Plastics Group, Inc. (a)	461,120	14,354,666
Crown Holdings, Inc. (a)	540,108	25,304,060
Graphic Packaging Holding Co.	1,254,004	15,461,869
Greif, Inc.:
Class A (b)	138,435	3,669,912
Class B	6,493	223,359
Myers Industries, Inc.	100,702	1,211,445
Packaging Corp. of America	374,653	18,170,671
Silgan Holdings, Inc.	158,419	8,115,805
Sonoco Products Co.	394,977	17,260,495
UFP Technologies, Inc. (a)	22,606	505,696
		141,529,500
Metals & Mining - 0.8%
A.M. Castle & Co. (a)(b)	69,394	149,197
AK Steel Holding Corp. (a)(b)	724,354	2,071,652
Allegheny Technologies, Inc. (b)	415,331	5,569,589
Ampco-Pittsburgh Corp.	34,089	409,409
Carpenter Technology Corp. (b)	190,658	5,666,356
Century Aluminum Co. (a)(b)	196,626	1,405,876
Cliffs Natural Resources, Inc. (a)(b)	552,857	1,194,171
Coeur d'Alene Mines Corp. (a)(b)	560,839	2,164,839
Commercial Metals Co. (b)	449,804	6,607,621
Compass Minerals International, Inc.	130,824	8,875,100
Comstock Mining, Inc. (a)(b)	223,980	118,709
Friedman Industries	19,700	102,834
General Moly, Inc. (a)(b)	202,841	40,771
Gold Resource Corp. (b)	214,137	419,709
Golden Minerals Co. (a)(b)	115,781	41,392
Handy & Harman Ltd. (a)	25,445	507,628
Haynes International, Inc.	51,538	1,587,370
Hecla Mining Co. (b)	1,445,542	3,743,954
Kaiser Aluminum Corp.	70,262	5,382,772
Materion Corp.	78,533	2,048,141
McEwen Mining, Inc. (b)	925,038	1,692,820
Mines Management, Inc. (a)(b)	69,165	34,583
Olympic Steel, Inc. (b)	34,711	372,102
Paramount Gold Nevada Corp. (a)(b)	22,744	28,203
Pershing Gold Corp. (a)	9,519	34,268
Real Industries, Inc. (a)(b)	96,773	680,314
Reliance Steel & Aluminum Co.	277,883	16,920,296
Royal Gold, Inc. (b)	253,013	11,732,213
Ryerson Holding Corp. (a)(b)	44,874	166,034
Schnitzer Steel Industries, Inc. Class A	107,315	1,571,092
Solitario Exploration & Royalty Corp. (a)(b)	57,827	30,880
Steel Dynamics, Inc.	934,136	16,991,934
Stillwater Mining Co. (a)(b)	476,680	3,999,345
SunCoke Energy, Inc.	244,877	1,158,268
Synalloy Corp.	24,589	195,974
TimkenSteel Corp. (b)	147,662	1,141,427
U.S. Antimony Corp. (a)(b)	114,807	30,998
United States Steel Corp. (b)	560,422	5,111,049
Universal Stainless & Alloy Products, Inc. (a)	23,505	187,335
Worthington Industries, Inc.	180,617	5,618,995
		115,805,220
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	147,876	2,475,444
Clearwater Paper Corp. (a)	72,212	2,936,862
Deltic Timber Corp.	44,462	2,517,438
Domtar Corp.	239,733	8,436,204
Kapstone Paper & Packaging Corp. (b)	332,246	3,402,199
Louisiana-Pacific Corp. (a)(b)	551,769	8,767,609
Mercer International, Inc. (SBI)	164,887	1,500,472
Neenah Paper, Inc.	64,648	3,915,083
P.H. Glatfelter Co.	174,467	3,204,959
Resolute Forest Products (a)	362,934	1,861,851
Schweitzer-Mauduit International, Inc.	119,132	3,600,169
		42,618,290

TOTAL MATERIALS		647,282,708

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)(b)	342,793	3,986,683
Alaska Communication Systems Group, Inc. (a)	196,814	316,871
Atlantic Tele-Network, Inc.	43,046	3,096,729
Cincinnati Bell, Inc. (a)	839,784	2,905,653
Cogent Communications Group, Inc.	160,706	5,897,910
Consolidated Communications Holdings, Inc. (b)	198,269	4,637,512
Elephant Talk Communication, Inc. (a)	798,023	175,565
FairPoint Communications, Inc. (a)(b)	80,193	1,205,301
Fusion Telecommunications International (a)(b)	48,146	97,255
General Communications, Inc. Class A (a)(b)	117,122	2,235,859
Globalstar, Inc. (a)(b)	1,012,310	1,579,204
Hawaiian Telcom Holdco, Inc. (a)	45,396	1,090,866
IDT Corp. Class B	65,993	859,889
inContact, Inc. (a)(b)	240,727	2,231,539
Inteliquent, Inc.	128,380	2,185,028
Intelsat SA (a)(b)	107,923	185,628
Iridium Communications, Inc. (a)(b)	322,732	2,236,533
Lumos Networks Corp. (a)	82,593	1,015,894
Ooma, Inc. (a)	10,798	65,112
ORBCOMM, Inc. (a)(b)	257,128	2,242,156
PDVWireless, Inc. (a)(b)	47,839	1,358,628
SBA Communications Corp. Class A (a)	486,143	46,130,109
Straight Path Communications, Inc. Class B (a)(b)	38,104	1,213,993
Towerstream Corp. (a)(b)	213,735	45,996
Vonage Holdings Corp. (a)	735,619	3,950,274
Windstream Holdings, Inc. (b)	404,598	3,042,577
Zayo Group Holdings, Inc. (a)	163,131	3,862,942
		97,851,706
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)(b)	127,101	911,314
Leap Wireless International, Inc. rights (a)	194,908	502,863
NII Holdings, Inc. (a)(b)	392,162	2,082,380
NTELOS Holdings Corp. (a)(b)	67,290	618,395
Shenandoah Telecommunications Co.	173,466	4,190,939
Spok Holdings, Inc.	83,733	1,483,749
Sprint Corp. (a)(b)	3,064,742	10,542,712
T-Mobile U.S., Inc. (a)(b)	1,065,278	39,521,814
Telephone & Data Systems, Inc.	368,860	9,855,939
U.S. Cellular Corp. (a)	60,357	2,498,780
		72,208,885

TOTAL TELECOMMUNICATION SERVICES		170,060,591

UTILITIES - 4.0%
Electric Utilities - 1.2%
Allete, Inc.	179,607	9,522,763
Cleco Corp.	233,471	10,718,654
El Paso Electric Co.	163,435	6,676,320
Empire District Electric Co.	174,977	5,725,247
Genie Energy Ltd. Class B (b)	65,626	608,353
Great Plains Energy, Inc.	587,920	17,249,573
Hawaiian Electric Industries, Inc.	427,846	12,561,559
IDACORP, Inc.	197,672	14,026,805
ITC Holdings Corp.	587,735	23,879,673
MGE Energy, Inc.	147,108	7,140,622
OGE Energy Corp.	763,900	19,005,832
Otter Tail Corp.	152,771	4,179,815
PNM Resources, Inc.	302,649	9,660,556
Portland General Electric Co.	334,511	12,728,144
Spark Energy, Inc. Class A, (b)	12,018	291,076
Westar Energy, Inc. (b)	534,542	23,231,195
		177,206,187
Gas Utilities - 1.2%
Atmos Energy Corp.	384,774	26,707,163
Chesapeake Utilities Corp.	60,296	3,756,441
Delta Natural Gas Co., Inc.	18,073	407,185
Gas Natural, Inc.	40,523	318,511
Laclede Group, Inc.	184,042	12,058,432
National Fuel Gas Co. (b)	328,407	15,001,632
New Jersey Resources Corp.	331,481	11,475,872
Northwest Natural Gas Co.	111,859	5,580,646
ONE Gas, Inc. (b)	200,134	11,603,769
Piedmont Natural Gas Co., Inc.	306,221	18,192,590
Questar Corp.	673,422	16,680,663
RGC Resources, Inc.	3,401	73,053
South Jersey Industries, Inc.	274,207	6,978,568
Southwest Gas Corp.	183,819	11,212,959
UGI Corp.	654,277	24,182,078
WGL Holdings, Inc.	191,379	13,050,134
		177,279,696
Independent Power and Renewable Electricity Producers - 0.3%
American DG Energy, Inc. (a)	66,943	22,091
Blue Earth, Inc. (a)(b)	125,308	14,373
Calpine Corp. (a)	1,270,271	15,954,604
Dynegy, Inc. (a)	434,692	4,381,695
EnSite Power, Inc.	19,278	1,325
NRG Yield, Inc.:
Class A (b)	127,027	1,572,594
Class C (b)	244,778	3,199,248
Ormat Technologies, Inc. (b)	138,584	5,288,365
Pattern Energy Group, Inc. (b)	213,766	3,629,747
Talen Energy Corp. (a)(b)	262,947	1,672,343
TerraForm Global, Inc. (b)	196,426	622,670
Terraform Power, Inc. (b)	283,362	2,731,610
U.S. Geothermal, Inc. (a)(b)	370,926	200,374
Vivint Solar, Inc. (a)(b)	83,920	662,129
		39,953,168
Multi-Utilities - 0.7%
Alliant Energy Corp.	428,962	29,147,968
Avista Corp.	249,992	9,449,698
Black Hills Corp. (b)	195,976	10,976,616
MDU Resources Group, Inc.	749,352	13,645,700
NorthWestern Energy Corp. (b)	190,533	11,311,944
Unitil Corp.	68,493	2,693,830
Vectren Corp.	321,612	14,639,778
		91,865,534
Water Utilities - 0.6%
American States Water Co.	149,290	6,331,389
American Water Works Co., Inc.	687,226	44,545,989
Aqua America, Inc.	681,326	20,828,136
Artesian Resources Corp. Class A	28,422	802,922
Cadiz, Inc. (a)(b)	56,904	275,415
California Water Service Group	186,749	4,616,435
Connecticut Water Service, Inc.	46,745	1,948,799
Middlesex Water Co.	68,851	1,929,205
Pure Cycle Corp. (a)(b)	69,664	323,241
SJW Corp.	65,990	2,392,797
York Water Co.	48,536	1,348,330
		85,342,658

TOTAL UTILITIES		571,647,243

TOTAL COMMON STOCKS
(Cost $13,027,570,097)		14,250,340,853
	Principal Amount	Value

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18
(Cost $162,465)	162,465	$ 159,216

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.44% 3/3/16 to 9/15/16 (c)
(Cost $6,987,941)	7,000,000	6,987,526
	Shares	Value

Money Market Funds - 21.4%
Fidelity Cash Central Fund, 0.40% (d)	88,716,982	$88,716,982
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	2,985,394,103	2,985,394,103
TOTAL MONEY MARKET FUNDS
(Cost $3,074,111,085)		3,074,111,085
TOTAL INVESTMENT PORTFOLIO - 120.9%
(Cost $16,108,831,588)		17,331,598,680
NET OTHER ASSETS (LIABILITIES) - (20.9)%		(2,991,739,555)
NET ASSETS - 100%		$14,339,859,125

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
339 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2016	45,178,530	$1,774,461
653 ICE Russell 2000 Index Contracts (United States)	March 2016	67,370,010	1,925,696
TOTAL FUTURES CONTRACTS			$3,700,157

The face value of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,010,533.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$165,701
Fidelity Securities Lending Cash Central Fund	33,790,442
Total	$33,956,143

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,370,793,112	$2,370,793,112	$--	$--
Consumer Staples	480,807,899	480,807,899	--	--
Energy	404,883,886	404,883,886	--	--
Financials	3,654,829,961	3,654,449,041	1,287	379,633
Health Care	1,694,868,775	1,693,550,201	--	1,318,574
Industrials	1,885,872,278	1,885,872,278	--	--
Information Technology	2,369,294,400	2,369,294,400	--	--
Materials	647,282,708	647,282,708	--	--
Telecommunication Services	170,060,591	169,557,728	--	502,863
Utilities	571,647,243	571,645,918	--	1,325
Corporate Bonds	159,216	--	159,216	--
U.S. Government and Government Agency Obligations	6,987,526	--	6,987,526	--
Money Market Funds	3,074,111,085	3,074,111,085	--	--
Total Investments in Securities:	$17,331,598,680	$17,322,248,256	$7,148,029	$2,202,395
Derivative Instruments:
Assets
Futures Contracts	$3,700,157	$3,700,157	$--	$--
Total Assets	$3,700,157	$3,700,157	$--	$--
Total Derivative Instruments:	$3,700,157	$3,700,157	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,700,157	$0
Total Equity Risk	3,700,157	0
Total Value of Derivatives	$3,700,157	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Spartan® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $2,887,892,233) — See accompanying schedule: Unaffiliated issuers (cost $13,034,720,503)	$14,257,487,595
Fidelity Central Funds (cost $3,074,111,085)	3,074,111,085
Total Investments (cost $16,108,831,588)		$17,331,598,680
Cash		769,097
Receivable for investments sold		4,851,299
Receivable for fund shares sold		26,601,540
Dividends receivable		13,917,465
Distributions receivable from Fidelity Central Funds		2,884,858
Receivable from investment adviser for expense reductions		9,195
Other receivables		8,082
Total assets		17,380,640,216
Liabilities
Payable for investments purchased	$22,344,526
Payable for fund shares redeemed	31,725,010
Accrued management fee	694,655
Payable for daily variation margin for derivative instruments	429,434
Other affiliated payables	149,807
Other payables and accrued expenses	43,556
Collateral on securities loaned, at value	2,985,394,103
Total liabilities		3,040,781,091
Net Assets		$14,339,859,125
Net Assets consist of:
Paid in capital		$13,021,432,592
Undistributed net investment income		30,664,098
Accumulated undistributed net realized gain (loss) on investments		61,295,186
Net unrealized appreciation (depreciation) on investments		1,226,467,249
Net Assets		$14,339,859,125
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,392,792,520 ÷ 30,278,717 shares)		$46.00
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($11,837,817,955 ÷ 257,337,771 shares)		$46.00
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,109,248,650 ÷ 24,119,443 shares)		$45.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2016
Investment Income
Dividends		$207,053,838
Interest		27,721
Income from Fidelity Central Funds (including $33,790,442 from security lending)		33,956,143
Total income		241,037,702
Expenses
Management fee	$9,668,119
Transfer agent fees	2,108,927
Independent trustees' compensation	70,300
Interest	2,564
Miscellaneous	23,282
Total expenses before reductions	11,873,192
Expense reductions	(106,998)	11,766,194
Net investment income (loss)		229,271,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	687,872,320
Futures contracts	(3,052,469)
Total net realized gain (loss)		684,819,851
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,424,807,033)
Futures contracts	(1,181,831)
Total change in net unrealized appreciation (depreciation)		(3,425,988,864)
Net gain (loss)		(2,741,169,013)
Net increase (decrease) in net assets resulting from operations		$(2,511,897,505)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2016	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$229,271,508	$204,482,228
Net realized gain (loss)	684,819,851	451,817,948
Change in net unrealized appreciation (depreciation)	(3,425,988,864)	569,305,910
Net increase (decrease) in net assets resulting from operations	(2,511,897,505)	1,225,606,086
Distributions to shareholders from net investment income	(215,684,984)	(193,642,159)
Distributions to shareholders from net realized gain	(722,966,259)	(416,291,899)
Total distributions	(938,651,243)	(609,934,058)
Share transactions - net increase (decrease)	1,685,965,054	1,307,542,824
Redemption fees	628,490	947,312
Total increase (decrease) in net assets	(1,763,955,204)	1,924,162,164
Net Assets
Beginning of period	16,103,814,329	14,179,652,165
End of period (including undistributed net investment income of $30,664,098 and undistributed net investment income of $34,950,255, respectively)	$14,339,859,125	$16,103,814,329

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Investor Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$57.40	$55.29	$43.12	$39.66	$40.35
Income from Investment Operations
Net investment income (loss)B	.75	.74	.67	.73	.48
Net realized and unrealized gain (loss)	(8.99)	3.62	13.09	4.61	.10
Total from investment operations	(8.24)	4.36	13.76	5.34	.58
Distributions from net investment income	(.71)	(.70)	(.54)	(.70)	(.45)
Distributions from net realized gain	(2.45)	(1.55)	(1.06)	(1.17)	(.84)
Total distributions	(3.16)	(2.25)	(1.60)	(1.88)C	(1.28)D
Redemption fees added to paid in capitalB	–E	–E	.01	–E	.01
Net asset value, end of period	$46.00	$57.40	$55.29	$43.12	$39.66
Total ReturnF	(14.86)%	8.23%	32.38%	14.00%	1.76%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.39%	1.36%	1.35%	1.85%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$1,392,793	$1,992,558	$1,803,152	$971,857	$2,606,631
Portfolio turnover rateI	12%J	7%	14%	10%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

 D Total distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advantage Class

Years ended February 28,	2016A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$57.40	$55.30	$43.12	$39.66	$40.36
Income from Investment Operations
Net investment income (loss)B	.77	.76	.68	.75	.48
Net realized and unrealized gain (loss)	(8.99)	3.61	13.11	4.60	.10
Total from investment operations	(8.22)	4.37	13.79	5.35	.58
Distributions from net investment income	(.73)	(.72)	(.56)	(.72)	(.46)
Distributions from net realized gain	(2.45)	(1.55)	(1.06)	(1.17)	(.84)
Total distributions	(3.18)	(2.27)	(1.62)	(1.89)	(1.29)C
Redemption fees added to paid in capitalB	–D	–D	.01	–D	.01
Net asset value, end of period	$46.00	$57.40	$55.30	$43.12	$39.66
Total ReturnE	(14.83)%	8.24%	32.44%	14.04%	1.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.42%	1.39%	1.38%	1.88%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$11,837,818	$13,356,931	$12,280,754	$7,173,852	$3,910,289
Portfolio turnover rateH	12%I	7%	14%	10%	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advantage Institutional Class

Years ended February 28,	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$57.39	$55.28	$43.11	$39.66	$34.67
Income from Investment Operations
Net investment income (loss)C	.76	.76	.72	.75	.25
Net realized and unrealized gain (loss)	(8.98)	3.63	13.06	4.60	5.52
Total from investment operations	(8.22)	4.39	13.78	5.35	5.77
Distributions from net investment income	(.73)	(.72)	(.56)	(.72)	(.40)
Distributions from net realized gain	(2.45)	(1.55)	(1.06)	(1.17)	(.38)
Total distributions	(3.18)	(2.28)D	(1.62)	(1.90)E	(.78)
Redemption fees added to paid in capitalC	–F	–F	.01	–F	–F
Net asset value, end of period	$45.99	$57.39	$55.28	$43.11	$39.66
Total ReturnG,H	(14.83)%	8.27%	32.44%	14.04%	16.99%
Ratios to Average Net AssetsI,J
Expenses before reductions	.07%	.07%	.07%	.07%	.07%K
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06%	.06%K
Expenses net of all reductions	.06%	.06%	.06%	.06%	.06%K
Net investment income (loss)	1.43%	1.40%	1.39%	1.89%	1.44%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,109,249	$754,325	$95,747	$226	$117
Portfolio turnover rateL	12%M	7%	14%	10%	11%N

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 E Total distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Spartan® International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2016	Past 1 year	Past 5 years	Past 10 years
Institutional Class	(15.13)%	0.60%	1.64%
Fidelity Advantage® Institutional Class	(15.12)%	0.61%	1.64%

 The initial offering of Institutional Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Fidelity Advantage® Class.

 The initial offering of Fidelity Advantage® Institutional Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Fidelity Advantage® Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® International Index Fund - Institutional Class on February 28, 2006.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

See above for additional information regarding the performance of Institutional Class.

Period Ending Values
$11,766	Spartan® International Index Fund - Institutional Class
$11,765	MSCI EAFE Index

Spartan® International Index Fund

Management's Discussion of Fund Performance

Market Recap:  International equities suffered a setback for the year ending February 29, 2016, held back by a collapse in commodity prices that affected resources-related sectors and geographies in particular. The non-U.S. developed-markets MSCI EAFE Index returned -15.04% for the 12 months, hurt also by concerns about global economic growth. Stocks in developing markets fell further, with the MSCI Emerging Markets Index returning -23.13%. Commodity producers were pressured for much of the year, largely related to economic deceleration in China, the world’s second-largest economy and a leading consumer of raw materials. Effects were exacerbated by U.S. dollar strength relative to global currencies, weighing on commodities priced in dollars and acutely affecting the equity returns of resources-related areas. Among regions within the MSCI EAFE Index, net energy consumer Japan (-10%) fared best; Asia Pacific ex Japan (-19%), worst. At the country level, only Denmark (+5%) and Israel (+3%) managed a gain, with several notching declines of greater than 20%. As for sectors, consumer staples (-2%) and telecommunication services (-6%) lost the least, whereas materials (-29%), financials (-22%) and energy (-21%) lost the most. Among emerging-markets countries, Hungary (+27%) proved the sole gainer. Meanwhile, Greece (-68%), Brazil (-40%), China (-29%) and India (-26%) headed the market’s broad-based decline.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  In a difficult market environment for global equities, the fund’s share classes predictably struggled, posting declines of about 15% for the year, roughly in line with the benchmark MSCI EAFE Index. (The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is an adjustment process that attempts to best represent the value of fund holdings as of the close of trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The MSCI EAFE does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) Shares of pharmaceuticals giant Novartis detracted most in absolute terms; its shares returned -26%, due partly to lower-than-expected earnings. Several banks also hampered results, especially Spain’s Banco Santander (-41%); Australia & New Zealand Banking Group (-38%); and U.K.-headquartered Barclays (-38%). On the positive side, several Japanese stocks added value, including telecommunication services company Nippon Telegraph & Telephone (+40%) and mobile phone operator NTT DOCOMO (+36%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.0	1.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	1.5
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.8
Toyota Motor Corp. (Japan, Automobiles)	1.3	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.1	1.2
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.9	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.9	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.8	0.8
Sanofi SA (France, Pharmaceuticals)	0.8	0.9
	11.7

Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	25.3
Industrials	13.0	12.5
Consumer Discretionary	12.9	12.5
Consumer Staples	12.7	11.2
Health Care	11.7	11.8
Materials	6.0	6.7
Information Technology	5.1	4.6
Telecommunication Services	5.0	5.0
Energy	4.6	5.0
Utilities	4.3	4.2

Geographic Diversification (% of fund's net assets)

As of February 29, 2016
Japan	22.9%
United Kingdom	18.3%
France	9.4%
Switzerland	9.3%
Germany	8.9%
Australia	6.6%
Netherlands	3.6%
Spain	3.0%
Sweden	2.9%
Other*	15.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of August 31, 2015
Japan	22.8%
United Kingdom	18.7%
Switzerland	9.5%
France	9.4%
Germany	8.9%
Australia	6.3%
Spain	3.5%
Netherlands	3.3%
Sweden	2.9%
Other*	14.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Spartan® International Index Fund

Investments February 29, 2016

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 6.6%
AGL Energy Ltd.	807,382	$10,568,772
Alumina Ltd. (a)	3,055,771	2,933,521
Amcor Ltd.	1,406,057	14,060,060
AMP Ltd.	3,529,738	13,402,945
APA Group unit	1,323,243	8,235,732
Aristocrat Leisure Ltd.	649,833	4,638,183
Asciano Ltd.	1,151,935	7,292,857
ASX Ltd.	227,940	6,837,952
Aurizon Holdings Ltd.	2,517,154	7,312,238
Australia & New Zealand Banking Group Ltd.	3,492,821	55,722,037
Bank of Queensland Ltd.	450,061	3,388,987
Bendigo & Adelaide Bank Ltd.	534,168	3,263,606
BHP Billiton Ltd.	3,858,344	43,504,658
Boral Ltd.	931,875	3,884,335
Brambles Ltd.	1,882,652	16,783,348
Caltex Australia Ltd.	318,469	8,305,807
Challenger Ltd.	685,097	3,677,190
Cimic Group Ltd.	116,653	2,627,720
Coca-Cola Amatil Ltd.	687,255	4,174,395
Cochlear Ltd.	67,272	4,921,097
Commonwealth Bank of Australia	2,039,208	102,087,697
Computershare Ltd.	567,153	3,683,730
Crown Ltd.	435,959	3,615,746
CSL Ltd.	558,462	40,944,423
DEXUS Property Group unit	1,145,491	6,156,484
DUET Group	2,746,509	4,449,928
Flight Centre Travel Group Ltd. (a)	66,233	1,957,135
Fortescue Metals Group Ltd. (a)	1,831,170	2,666,275
Goodman Group unit	2,156,321	9,988,591
Harvey Norman Holdings Ltd.	646,585	2,205,970
Healthscope Ltd.	1,642,309	2,907,051
Iluka Resources Ltd.	506,683	2,433,871
Incitec Pivot Ltd.	2,025,770	4,207,550
Insurance Australia Group Ltd.	2,920,168	10,775,675
Lendlease Group unit	662,694	6,163,162
Macquarie Group Ltd.	358,507	16,443,130
Medibank Private Ltd.	3,327,078	5,984,249
Mirvac Group unit	4,444,526	5,805,273
National Australia Bank Ltd.	3,149,244	54,167,790
Newcrest Mining Ltd. (b)	915,632	11,495,081
Orica Ltd.	438,155	4,456,447
Origin Energy Ltd.	2,069,424	6,543,338
Platinum Asset Management Ltd.	284,042	1,204,246
Qantas Airways Ltd.	1,059,593	2,919,258
QBE Insurance Group Ltd.	1,637,888	12,356,780
Ramsay Health Care Ltd.	170,660	8,068,600
realestate.com.au Ltd.	62,752	2,326,801
Rio Tinto Ltd.	507,195	14,581,780
Santos Ltd.	1,974,599	4,665,015
Scentre Group unit	6,358,227	19,831,866
SEEK Ltd. (a)	388,462	4,303,149
Sonic Healthcare Ltd.	461,738	6,066,115
South32 Ltd. (b)	6,322,926	5,641,236
SP AusNet	2,221,841	2,323,254
Stockland Corp. Ltd. unit	2,942,046	8,756,522
Suncorp Group Ltd.	1,541,795	12,325,109
Sydney Airport unit	1,298,486	5,977,824
Tabcorp Holdings Ltd.	991,113	3,041,850
Tatts Group Ltd.	1,748,349	4,854,269
Telstra Corp. Ltd.	5,106,594	19,088,994
The GPT Group unit	2,114,966	7,427,020
TPG Telecom Ltd.	340,123	2,549,009
Transurban Group unit	2,422,181	19,622,240
Treasury Wine Estates Ltd.	888,142	6,117,245
Vicinity Centers unit	4,010,875	8,903,190
Vocus Communications Ltd. (a)	549,302	3,214,927
Wesfarmers Ltd.	1,343,217	37,476,409
Westfield Corp. unit	2,372,356	16,932,691
Westpac Banking Corp.	3,989,491	81,596,092
Woodside Petroleum Ltd.	886,541	16,040,685
Woolworths Ltd.	1,517,639	24,805,620

TOTAL AUSTRALIA		897,691,832

Austria - 0.2%
Andritz AG	93,401	4,484,393
Erste Group Bank AG	333,409	8,605,033
IMMOEAST AG (a)(b)	321,410	3
OMV AG	175,386	4,613,391
Raiffeisen International Bank-Holding AG (b)	141,328	1,886,435
Voestalpine AG	135,207	3,927,168

TOTAL AUSTRIA		23,516,423

Bailiwick of Jersey - 1.1%
Experian PLC	1,171,707	19,292,842
Glencore Xstrata PLC	14,718,011	27,296,614
Petrofac Ltd.	310,520	3,913,546
Randgold Resources Ltd.	112,513	10,220,597
Shire PLC	711,731	37,130,706
Wolseley PLC	311,730	15,986,241
WPP PLC	1,551,506	32,678,463

TOTAL BAILIWICK OF JERSEY		146,519,009

Belgium - 1.4%
Ageas	251,474	9,302,612
Anheuser-Busch InBev SA NV	966,385	108,115,947
Belgacom SA	183,310	5,797,956
Colruyt NV	81,145	4,366,012
Delhaize Group SA	123,524	12,491,456
Groupe Bruxelles Lambert SA	95,699	7,331,156
KBC Groep NV	300,761	15,999,242
Solvay SA Class A	88,913	8,268,935
Telenet Group Holding NV (b)	61,483	3,236,865
UCB SA	152,445	11,353,221
Umicore SA	119,248	5,411,434

TOTAL BELGIUM		191,674,836

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	755,450	7,706,939
First Pacific Co. Ltd.	2,790,665	1,923,225
Hongkong Land Holdings Ltd.	701,300	4,116,631
Jardine Matheson Holdings Ltd.	295,000	17,174,900
Kerry Properties Ltd.	792,681	1,860,923
Li & Fung Ltd.	6,987,246	3,943,663
Noble Group Ltd.	5,604,635	1,375,248
NWS Holdings Ltd.	1,777,209	2,522,533
Shangri-La Asia Ltd.	1,535,380	1,454,831
Yue Yuen Industrial (Holdings) Ltd.	895,000	3,181,614

TOTAL BERMUDA		45,260,507

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	285,229	2,286,438
Cheung Kong Property Holdings Ltd.	3,279,425	16,780,699
CK Hutchison Holdings Ltd.	3,240,425	39,140,649
Melco Crown Entertainment Ltd. sponsored ADR (a)	113,597	1,793,697
MGM China Holdings Ltd.	1,118,800	1,280,182
Sands China Ltd.	2,909,200	10,316,494
WH Group Ltd. (b)	7,053,000	4,098,657
Wynn Macau Ltd. (a)	1,865,200	2,148,635

TOTAL CAYMAN ISLANDS		77,845,451

Denmark - 2.0%
A.P. Moller - Maersk A/S:
Series A	4,604	5,912,076
Series B	8,381	11,014,342
Carlsberg A/S Series B	128,664	11,136,613
Christian Hansen Holding A/S	117,708	7,276,872
Coloplast A/S Series B	133,333	10,075,401
Danske Bank A/S	846,230	23,152,431
DSV de Sammensluttede Vognmaend A/S	227,596	9,333,731
Genmab A/S (b)	65,000	7,996,019
ISS Holdings A/S	175,865	6,129,890
Novo Nordisk A/S Series B	2,353,734	121,181,220
Novozymes A/S Series B	279,916	12,042,734
Pandora A/S	135,356	17,154,286
TDC A/S	976,297	4,157,576
Tryg A/S	142,752	2,610,689
Vestas Wind Systems A/S	268,237	18,178,863
William Demant Holding A/S (b)	30,063	2,617,472

TOTAL DENMARK		269,970,215

Finland - 1.0%
Elisa Corp. (A Shares)	167,894	6,007,144
Fortum Corp.	530,336	7,055,805
Kone Oyj (B Shares)	400,401	17,836,847
Metso Corp.	136,045	3,019,130
Neste Oyj	150,399	4,730,010
Nokia Corp.	6,920,146	41,916,394
Nokian Tyres PLC	137,585	4,536,554
Orion Oyj (B Shares)	121,160	4,112,282
Sampo Oyj (A Shares)	533,745	24,084,719
Stora Enso Oyj (R Shares)	667,430	5,532,606
UPM-Kymmene Corp.	643,073	10,948,223
Wartsila Corp.	176,872	7,144,191

TOTAL FINLAND		136,923,905

France - 9.2%
Accor SA	253,696	10,804,742
Aeroports de Paris	34,876	4,103,196
Air Liquide SA	124,250	12,934,936
Alstom SA (b)	260,818	5,722,851
Arkema SA	79,513	4,878,499
Atos Origin SA	105,598	7,725,329
AXA SA	2,346,767	51,597,265
BIC SA	33,885	4,710,938
BNP Paribas SA	1,271,912	59,496,927
Bollore Group (b)	4,760	17,968
Bollore Group	1,015,709	3,928,058
Bouygues SA	241,941	9,492,146
Bureau Veritas SA	313,749	6,271,605
Capgemini SA	195,921	16,347,275
Carrefour SA	721,042	19,135,085
Casino Guichard Perrachon SA (a)	67,052	3,030,762
Christian Dior SA	64,882	11,458,969
CNP Assurances	203,569	3,020,613
Compagnie de St. Gobain	584,135	22,730,092
Credit Agricole SA	1,273,459	13,308,912
Danone SA	706,554	49,139,377
Dassault Systemes SA	153,947	11,704,565
Edenred SA (a)	247,696	4,359,800
EDF SA (b)	200,740	2,123,697
EDF SA	92,946	983,307
Engie	1,753,903	27,255,543
Essilor International SA	246,125	29,358,467
Eurazeo SA	47,278	2,774,208
Eutelsat Communications	210,424	6,396,883
Fonciere des Regions	35,268	2,899,341
Gecina SA	41,289	5,120,451
Groupe Eurotunnel SA	554,440	5,579,718
Hermes International SCA	31,379	10,735,660
ICADE	41,766	2,916,027
Iliad SA	31,348	7,712,150
Imerys SA	42,179	2,560,351
Ingenico SA	65,782	6,672,343
JCDecaux SA	89,759	3,534,725
Kering SA	91,117	15,928,846
Klepierre SA	263,134	10,994,875
L'Oreal SA	201,944	34,270,826
L'Oreal SA	100,505	16,916,002
Lagardere S.C.A. (Reg.)	140,806	4,073,711
Legrand SA	319,030	15,935,112
LVMH Moet Hennessy - Louis Vuitton SA	335,306	55,706,853
Michelin CGDE Series B	223,215	20,135,298
Natixis SA	1,124,110	6,036,052
Numericable Group SA	128,039	4,691,890
Orange SA	2,384,321	41,297,473
Pernod Ricard SA	255,097	27,226,238
Peugeot Citroen SA (b)	534,180	8,065,775
Publicis Groupe SA	227,011	14,068,342
Remy Cointreau SA (a)	29,252	2,027,048
Renault SA	230,916	21,136,134
Rexel SA	362,271	4,457,232
Safran SA	375,288	23,397,212
Sanofi SA	1,419,436	112,473,649
Schneider Electric SA	670,488	39,964,730
SCOR SE	182,395	6,379,227
Societe Generale Series A	870,620	30,577,048
Sodexo SA (b)	77,845	7,932,321
Sodexo SA (b)	6,851	698,109
Sodexo SA	28,773	2,931,937
Suez Environnement SA	356,051	6,175,978
Technip SA	124,505	6,168,444
Thales SA	124,693	9,957,867
Total SA	2,645,673	118,580,245
Unibail-Rodamco	118,347	29,578,884
Valeo SA	94,862	13,188,401
Veolia Environnement SA	541,533	12,229,234
VINCI SA	573,616	39,824,201
Vivendi SA	1,394,038	28,916,850
Wendel SA	35,512	3,382,594
Zodiac Aerospace (a)	241,047	4,038,234

TOTAL FRANCE		1,251,905,653

Germany - 8.3%
adidas AG	251,098	26,761,681
Allianz SE	548,823	81,405,294
Axel Springer Verlag AG	53,760	2,729,978
BASF AG	1,103,525	71,550,330
Bayer AG	994,249	103,071,782
Bayerische Motoren Werke AG (BMW)	398,380	32,363,615
Beiersdorf AG	121,261	10,546,507
Brenntag AG	184,766	8,994,647
Commerzbank AG	1,289,760	10,521,588
Continental AG	132,044	26,516,695
Daimler AG (Germany)	1,157,645	79,464,614
Deutsche Bank AG	1,658,203	28,834,960
Deutsche Boerse AG	231,955	19,071,124
Deutsche Lufthansa AG (b)	269,461	4,040,840
Deutsche Post AG	1,162,948	27,571,367
Deutsche Telekom AG	3,872,969	64,783,113
Deutsche Wohnen AG (Bearer)	402,412	10,670,495
E.ON AG	2,406,408	21,742,508
Evonik Industries AG	168,819	5,109,136
Fraport AG Frankfurt Airport Services Worldwide	48,912	2,835,503
Fresenius Medical Care AG & Co. KGaA	262,380	22,029,609
Fresenius SE & Co. KGaA	457,914	30,326,869
GEA Group AG	219,205	9,699,448
Hannover Reuck SE	72,724	7,499,894
HeidelbergCement Finance AG	168,517	12,412,680
Henkel AG & Co. KGaA	133,881	11,877,141
Hugo Boss AG	80,139	4,580,396
Infineon Technologies AG	1,358,629	16,490,244
K&S AG	231,356	4,876,312
Kabel Deutschland Holding AG	22,481	2,791,647
Lanxess AG	109,520	4,574,431
Linde AG	223,256	31,208,672
MAN SE	42,262	4,344,611
Merck KGaA	156,056	13,311,314
Metro AG	210,984	5,208,932
Muenchener Rueckversicherungs AG	202,609	40,015,109
OSRAM Licht AG	107,157	5,031,193
ProSiebenSat.1 Media AG	264,752	13,615,695
RWE AG	590,059	6,686,324
SAP AG	1,181,540	89,092,022
Siemens AG	952,240	88,029,514
Symrise AG	147,781	9,507,557
Telefonica Deutschland Holding AG	703,096	3,418,938
Thyssenkrupp AG	460,537	7,823,040
TUI AG	319,268	4,763,680
TUI AG	277,478	4,161,063
United Internet AG	148,371	7,280,997
Volkswagen AG	42,075	5,847,820
Vonovia SE	560,185	17,501,889
Zalando SE (b)	102,652	3,217,212

TOTAL GERMANY		1,125,810,030

Hong Kong - 2.3%
AIA Group Ltd.	14,473,400	73,873,783
Bank of East Asia Ltd. (a)	1,498,511	4,768,309
BOC Hong Kong (Holdings) Ltd.	4,446,566	11,547,963
Cathay Pacific Airways Ltd.	1,259,327	2,007,657
CLP Holdings Ltd.	2,273,157	19,814,741
Galaxy Entertainment Group Ltd.	2,806,000	9,415,805
Hang Lung Properties Ltd.	2,677,423	4,695,271
Hang Seng Bank Ltd.	916,701	15,486,467
Henderson Land Development Co. Ltd.	1,379,048	7,446,599
HK Electric Investments & HK Electric Investments Ltd. unit (a)	3,139,000	2,623,215
HKT Trust/HKT Ltd. unit	3,159,760	4,371,149
Hong Kong & China Gas Co. Ltd.	8,327,095	14,634,489
Hong Kong Exchanges and Clearing Ltd.	1,363,466	29,607,602
Hysan Development Co. Ltd.	764,677	3,028,015
Link (REIT)	2,713,308	15,296,708
MTR Corp. Ltd.	1,724,773	7,971,868
New World Development Co. Ltd.	6,554,972	5,494,747
PCCW Ltd.	4,912,452	3,120,000
Power Assets Holdings Ltd.	1,665,676	15,782,917
Sino Land Ltd.	3,603,312	5,003,281
SJM Holdings Ltd.	2,449,000	1,492,438
Sun Hung Kai Properties Ltd.	2,070,676	23,212,948
Swire Pacific Ltd. (A Shares)	727,384	7,088,629
Swire Properties Ltd.	1,389,000	3,571,589
Techtronic Industries Co. Ltd.	1,660,000	6,338,607
Wharf Holdings Ltd.	1,727,585	8,673,407
Wheelock and Co. Ltd.	1,098,000	4,333,811

TOTAL HONG KONG		310,702,015

Ireland - 0.6%
Bank of Ireland (b)	32,800,906	9,301,487
CRH PLC	979,724	25,130,458
CRH PLC sponsored ADR	2,500	63,875
James Hardie Industries PLC CDI	535,859	6,850,026
Kerry Group PLC Class A	188,579	16,503,969
Paddy Power PLC (Ireland)	97,599	14,848,304
Ryanair Holdings PLC	250,317	3,889,910
Ryanair Holdings PLC sponsored ADR	454	37,759

TOTAL IRELAND		76,625,788

Isle of Man - 0.0%
Genting Singapore PLC	7,289,059	3,914,111
Israel - 0.7%
Azrieli Group	43,767	1,590,385
Bank Hapoalim BM (Reg.)	1,270,557	6,225,316
Bank Leumi le-Israel BM (b)	1,674,797	5,600,825
Bezeq The Israel Telecommunication Corp. Ltd.	2,335,679	5,243,202
Check Point Software Technologies Ltd. (a)(b)	81,130	6,739,469
Delek Group Ltd.	5,589	896,864
Israel Chemicals Ltd.	617,300	2,388,650
Israel Chemicals Ltd.	6,430	24,820
Mizrahi Tefahot Bank Ltd.	166,425	1,840,684
NICE Systems Ltd.	59,305	3,556,816
NICE Systems Ltd. sponsored ADR (a)	8,696	521,064
Taro Pharmaceutical Industries Ltd. (b)	8,828	1,279,089
Teva Pharmaceutical Industries Ltd.	991,035	55,973,173
Teva Pharmaceutical Industries Ltd. sponsored ADR	107,482	5,975,999

TOTAL ISRAEL		97,856,356

Italy - 1.9%
Assicurazioni Generali SpA	1,404,541	19,572,782
Atlantia SpA	497,516	12,345,292
Banco Popolare Societa Cooperativa	431,391	3,554,862
Enel Green Power SpA	2,085,854	4,066,221
Enel Green Power SpA rights 3/21/16	2,126,478	91
Enel SpA	8,476,018	33,873,883
Eni SpA	3,045,285	42,588,957
EXOR SpA	118,169	3,922,065
Finmeccanica SpA (b)	488,024	5,062,102
Intesa Sanpaolo SpA	15,191,112	38,370,778
Intesa Sanpaolo SpA (Risparmio Shares)	1,167,417	2,766,005
Luxottica Group SpA	203,103	11,654,880
Mediobanca SpA	690,470	4,702,060
Prysmian SpA	236,819	4,843,323
Saipem SpA	7,182,254	2,969,022
Snam Rete Gas SpA	2,517,957	13,635,536
Telecom Italia SpA (b)	13,724,322	13,335,896
Terna SpA	1,821,611	9,519,796
UniCredit SpA	5,736,613	21,442,614
Unione di Banche Italiane ScpA	1,085,211	4,198,024
Unipolsai SpA	1,330,562	2,742,921

TOTAL ITALY		255,167,110

Japan - 22.8%
ABC-MART, Inc.	32,400	1,862,296
ACOM Co. Ltd. (b)	475,500	2,118,513
AEON Co. Ltd.	781,900	10,253,587
AEON Financial Service Co. Ltd.	132,000	2,949,566
AEON MALL Co. Ltd.	137,740	1,952,376
Air Water, Inc.	193,000	2,732,695
Aisin Seiki Co. Ltd.	229,300	9,175,776
Ajinomoto Co., Inc.	679,866	16,659,888
Alfresa Holdings Corp.	207,900	3,761,113
All Nippon Airways Ltd.	1,283,000	3,628,824
Alps Electric Co. Ltd.	213,500	3,503,650
Amada Holdings Co. Ltd.	415,600	3,852,944
Aozora Bank Ltd.	1,364,000	4,443,958
Asahi Glass Co. Ltd.	1,155,677	5,593,978
Asahi Group Holdings	466,203	13,700,365
Asahi Kasei Corp.	1,519,727	8,599,995
Asics Corp.	190,900	3,473,578
Astellas Pharma, Inc.	2,538,900	36,529,376
Bandai Namco Holdings, Inc.	211,850	4,221,941
Bank of Kyoto Ltd.	415,000	2,596,529
Bank of Yokohama Ltd.	1,361,084	6,171,407
Benesse Holdings, Inc.	78,500	2,388,042
Bridgestone Corp.	781,079	27,346,845
Brother Industries Ltd.	281,500	3,074,708
Calbee, Inc.	89,000	3,602,412
Canon, Inc.	1,299,344	36,621,426
Casio Computer Co. Ltd. (a)	242,200	4,461,088
Central Japan Railway Co.	172,300	30,827,349
Chiba Bank Ltd.	849,674	3,984,658
Chubu Electric Power Co., Inc.	777,664	10,251,570
Chugai Pharmaceutical Co. Ltd.	269,425	7,980,692
Chugoku Electric Power Co., Inc.	357,400	4,777,105
Citizen Holdings Co. Ltd.	316,366	1,737,240
Credit Saison Co. Ltd.	178,252	3,018,111
Dai Nippon Printing Co. Ltd.	644,242	5,540,633
Dai-ichi Mutual Life Insurance Co.	1,296,000	15,686,998
Daicel Chemical Industries Ltd.	348,500	4,446,834
Daihatsu Motor Co. Ltd. (a)	231,200	3,210,381
Daiichi Sankyo Kabushiki Kaisha	768,370	16,042,461
Daikin Industries Ltd.	281,594	18,876,774
Dainippon Sumitomo Pharma Co. Ltd.	193,300	2,192,392
Daito Trust Construction Co. Ltd.	85,663	11,602,114
Daiwa House Industry Co. Ltd.	720,084	19,706,284
Daiwa Securities Group, Inc.	2,006,985	11,846,825
DENSO Corp.	583,638	21,638,208
Dentsu, Inc.	259,500	12,061,450
Don Quijote Holdings Co. Ltd.	140,800	4,706,441
East Japan Railway Co.	398,400	34,887,719
Eisai Co. Ltd.	303,078	18,680,882
Electric Power Development Co. Ltd.	175,480	5,417,389
FamilyMart Co. Ltd.	69,800	3,351,827
Fanuc Corp.	241,872	35,516,560
Fast Retailing Co. Ltd.	63,700	17,673,306
Fuji Electric Co. Ltd.	660,153	2,261,411
Fuji Heavy Industries Ltd.	705,800	23,091,541
Fujifilm Holdings Corp.	554,905	20,797,956
Fujitsu Ltd.	2,230,075	8,158,778
Fukuoka Financial Group, Inc.	932,300	2,954,467
GungHo Online Entertainment, Inc. (a)	497,900	1,187,047
Gunma Bank Ltd.	459,663	2,019,757
Hakuhodo DY Holdings, Inc.	277,800	3,138,918
Hamamatsu Photonics K.K.	168,700	4,140,545
Hankyu Hanshin Holdings, Inc.	1,362,000	8,717,607
Hikari Tsushin, Inc.	22,700	1,602,963
Hino Motors Ltd.	305,900	3,087,640
Hirose Electric Co. Ltd.	36,212	4,085,181
Hiroshima Bank Ltd.	593,000	2,209,852
Hisamitsu Pharmaceutical Co., Inc.	69,300	3,025,676
Hitachi Chemical Co. Ltd.	124,400	2,024,461
Hitachi Construction Machinery Co. Ltd. (a)	125,200	1,739,534
Hitachi High-Technologies Corp.	81,200	2,157,183
Hitachi Ltd.	5,803,271	24,548,759
Hitachi Metals Ltd.	261,700	2,784,456
Hokuhoku Financial Group, Inc.	1,491,000	2,219,221
Hokuriku Electric Power Co., Inc.	204,400	3,046,911
Honda Motor Co. Ltd.	1,957,660	50,348,838
Honda Motor Co. Ltd. sponsored ADR	2,457	63,169
Hoshizaki Electric Co. Ltd.	47,100	3,645,166
Hoya Corp.	505,716	18,274,953
Hulic Co. Ltd.	353,400	3,133,828
Idemitsu Kosan Co. Ltd.	103,000	1,559,132
IHI Corp.	1,667,185	2,968,441
Iida Group Holdings Co. Ltd.	188,000	3,441,040
INPEX Corp.	1,131,600	8,158,138
Isetan Mitsukoshi Holdings Ltd.	422,687	4,913,744
Isuzu Motors Ltd.	718,000	7,183,319
Itochu Corp.	1,898,086	22,376,922
ITOCHU Techno-Solutions Corp.	56,500	1,129,637
Iyo Bank Ltd.	294,900	2,040,007
J. Front Retailing Co. Ltd.	284,700	3,321,702
Japan Airlines Co. Ltd.	137,500	4,919,960
Japan Airport Terminal Co. Ltd. (a)	50,100	1,760,722
Japan Exchange Group, Inc.	656,400	10,167,339
Japan Post Bank Co. Ltd. (b)	482,600	5,256,536
Japan Post Holdings Co. Ltd. (b)	537,100	6,840,045
Japan Prime Realty Investment Corp.	1,000	4,107,221
Japan Real Estate Investment Corp.	1,584	9,559,871
Japan Retail Fund Investment Corp.	2,943	6,708,635
Japan Tobacco, Inc.	1,321,900	52,565,230
JFE Holdings, Inc.	587,875	7,035,447
JGC Corp.	250,117	3,936,023
Joyo Bank Ltd.	743,941	2,576,785
JSR Corp.	228,616	3,204,795
JTEKT Corp.	245,400	3,350,255
JX Holdings, Inc.	2,681,468	10,415,755
Kajima Corp.	1,005,317	5,774,660
Kakaku.com, Inc.	171,800	3,019,922
Kamigumi Co. Ltd.	282,663	2,647,485
Kaneka Corp.	333,559	2,497,966
Kansai Electric Power Co., Inc. (b)	847,336	9,310,064
Kansai Paint Co. Ltd.	276,600	3,795,770
Kao Corp.	605,550	30,551,400
Kawasaki Heavy Industries Ltd.	1,682,945	4,558,901
KDDI Corp.	2,099,800	53,645,690
Keihan Electric Railway Co., Ltd.	610,000	4,224,159
Keihin Electric Express Railway Co. Ltd.	551,061	4,884,791
Keio Corp.	682,410	6,267,327
Keisei Electric Railway Co.	326,000	4,480,093
Keyence Corp.	54,762	28,303,334
Kikkoman Corp.	175,849	5,786,305
Kintetsu Group Holdings Co. Ltd.	2,144,100	9,191,298
Kirin Holdings Co. Ltd.	987,156	13,003,689
Kobe Steel Ltd.	3,748,000	2,883,051
Koito Manufacturing Co. Ltd.	125,300	5,519,529
Komatsu Ltd.	1,107,745	16,931,689
Konami Holdings Corp.	115,600	2,805,332
Konica Minolta, Inc.	545,800	4,576,177
Kose Corp.	36,500	3,138,028
Kubota Corp.	1,346,164	17,232,627
Kuraray Co. Ltd.	422,886	4,624,054
Kurita Water Industries Ltd.	130,000	2,832,620
Kyocera Corp.	385,204	16,960,215
Kyowa Hakko Kirin Co., Ltd.	274,389	4,084,113
Kyushu Electric Power Co., Inc. (b)	513,570	5,164,196
Kyushu Financial Group, Inc. (b)	414,000	2,406,145
Lawson, Inc.	76,516	5,899,713
LIXIL Group Corp.	319,659	6,564,671
M3, Inc.	235,000	5,593,952
Mabuchi Motor Co. Ltd.	60,142	2,637,342
Makita Corp.	141,800	8,329,122
Marubeni Corp.	1,984,444	9,942,423
Marui Group Co. Ltd.	279,649	3,833,043
Maruichi Steel Tube Ltd. (a)	57,400	1,561,242
Mazda Motor Corp.	647,200	9,006,911
McDonald's Holdings Co. (Japan) Ltd. (a)	80,200	1,867,914
Medipal Holdings Corp.	157,400	2,412,180
Meiji Holdings Co. Ltd.	147,158	11,805,944
Minebea Ltd.	383,000	2,812,129
Miraca Holdings, Inc.	66,000	2,843,606
Mitsubishi Chemical Holdings Corp.	1,627,375	8,211,323
Mitsubishi Corp.	1,639,302	26,234,628
Mitsubishi Electric Corp.	2,324,106	23,528,926
Mitsubishi Estate Co. Ltd.	1,502,723	27,915,105
Mitsubishi Gas Chemical Co., Inc.	455,867	2,127,348
Mitsubishi Heavy Industries Ltd.	3,641,256	12,955,190
Mitsubishi Logistics Corp.	144,000	1,860,241
Mitsubishi Materials Corp.	1,325,937	3,732,519
Mitsubishi Motors Corp. of Japan	765,000	5,449,466
Mitsubishi Tanabe Pharma Corp.	271,000	4,866,607
Mitsubishi UFJ Financial Group, Inc.	15,321,230	66,115,847
Mitsubishi UFJ Lease & Finance Co. Ltd.	594,200	2,562,961
Mitsui & Co. Ltd.	2,050,423	23,637,076
Mitsui Chemicals, Inc.	984,683	3,217,336
Mitsui Fudosan Co. Ltd.	1,131,677	26,297,179
Mitsui OSK Lines Ltd.	1,342,285	2,507,859
mixi, Inc.	49,300	1,652,660
Mizuho Financial Group, Inc.	28,271,900	41,707,786
MS&AD Insurance Group Holdings, Inc.	609,084	16,570,661
Murata Manufacturing Co. Ltd.	243,554	29,226,130
Nabtesco Corp.	143,400	2,740,481
Nagoya Railroad Co. Ltd.	1,047,000	5,009,457
NEC Corp.	3,101,951	7,855,506
New Hampshire Foods Ltd.	207,740	4,370,927
Nexon Co. Ltd.	151,300	2,272,663
NGK Insulators Ltd.	312,309	5,555,109
NGK Spark Plug Co. Ltd.	212,300	3,962,604
NHK Spring Co. Ltd.	190,100	1,735,190
Nidec Corp.	267,484	17,916,240
Nikon Corp. (a)	406,338	6,183,808
Nintendo Co. Ltd.	127,696	17,874,130
Nippon Building Fund, Inc.	1,692	10,035,153
Nippon Electric Glass Co. Ltd.	473,000	2,249,574
Nippon Express Co. Ltd.	992,546	4,397,474
Nippon Paint Holdings Co. Ltd.	185,500	3,713,167
Nippon Prologis REIT, Inc.	1,766	3,746,647
Nippon Steel & Sumitomo Metal Corp.	914,263	15,777,713
Nippon Telegraph & Telephone Corp.	901,000	38,154,935
Nippon Yusen KK	1,911,578	3,522,884
Nissan Motor Co. Ltd.	2,989,048	27,109,664
Nisshin Seifun Group, Inc.	254,323	4,156,104
Nissin Food Holdings Co. Ltd.	78,323	3,594,855
Nitori Holdings Co. Ltd.	89,100	6,843,392
Nitto Denko Corp.	198,294	10,503,495
NKSJ Holdings, Inc.	400,203	11,513,248
NOK Corp.	114,600	1,847,082
Nomura Holdings, Inc.	4,363,847	18,440,585
Nomura Real Estate Holdings, Inc.	149,300	2,672,340
Nomura Real Estate Master Fund, Inc. (b)	4,295	5,965,716
Nomura Research Institute Ltd.	147,250	5,025,282
NSK Ltd.	562,076	5,129,104
NTT Data Corp.	150,700	7,541,755
NTT DOCOMO, Inc.	1,789,800	41,660,646
NTT Urban Development Co.	139,700	1,362,648
Obayashi Corp.	774,104	7,053,670
OBIC Co. Ltd.	78,500	3,900,503
Odakyu Electric Railway Co. Ltd.	746,000	8,587,766
Oji Holdings Corp.	968,352	3,658,999
Olympus Corp.	328,429	11,975,012
OMRON Corp.	233,660	6,171,178
Ono Pharmaceutical Co. Ltd.	99,200	18,367,818
Oracle Corp. Japan	44,800	2,191,102
Oriental Land Co. Ltd.	240,624	16,470,803
ORIX Corp.	1,589,780	20,811,670
Osaka Gas Co. Ltd.	2,254,525	8,592,179
Otsuka Corp.	63,500	3,136,416
Otsuka Holdings Co. Ltd.	470,000	16,611,871
Panasonic Corp.	2,653,773	22,335,066
Park24 Co. Ltd.	113,400	2,970,166
Rakuten, Inc.	1,111,300	10,572,157
Recruit Holdings Co. Ltd.	170,100	5,052,444
Resona Holdings, Inc.	2,653,400	9,305,751
Ricoh Co. Ltd. (a)	849,470	8,389,047
Rinnai Corp.	43,600	3,749,694
ROHM Co. Ltd.	115,944	4,947,617
Ryohin Keikaku Co. Ltd.	28,400	5,785,309
Sankyo Co. Ltd. (Gunma)	58,000	2,129,538
Sanrio Co. Ltd. (a)	58,500	1,145,366
Santen Pharmaceutical Co. Ltd.	451,000	6,924,679
SBI Holdings, Inc. Japan	256,660	2,340,728
Secom Co. Ltd.	250,967	17,894,309
Sega Sammy Holdings, Inc.	222,100	2,348,687
Seibu Holdings, Inc.	146,300	2,878,178
Seiko Epson Corp.	331,400	5,328,271
Sekisui Chemical Co. Ltd.	503,993	5,582,094
Sekisui House Ltd.	724,467	11,790,643
Seven & i Holdings Co. Ltd.	902,600	35,987,707
Seven Bank Ltd.	723,600	3,096,260
Shikoku Electric Power Co., Inc.	214,500	3,079,557
Shimadzu Corp.	301,000	4,687,104
Shimamura Co. Ltd.	26,300	2,909,543
SHIMANO, Inc.	95,000	14,856,100
SHIMIZU Corp.	707,416	5,376,979
Shin-Etsu Chemical Co. Ltd.	493,362	24,772,495
Shinsei Bank Ltd.	2,121,000	2,518,686
Shionogi & Co. Ltd.	359,291	15,405,751
Shiseido Co. Ltd.	431,850	9,389,281
Shizuoka Bank Ltd.	641,274	4,687,426
Showa Shell Sekiyu K.K.	221,300	1,730,202
SMC Corp.	64,671	14,954,775
SoftBank Corp.	1,152,930	56,655,874
Sohgo Security Services Co., Ltd.	65,700	3,407,777
Sony Corp.	1,516,885	31,876,599
Sony Financial Holdings, Inc.	208,800	2,910,944
Stanley Electric Co. Ltd.	172,025	3,817,592
Sumitomo Chemical Co. Ltd.	1,788,334	7,830,876
Sumitomo Corp.	1,352,242	13,312,024
Sumitomo Electric Industries Ltd.	906,406	10,869,335
Sumitomo Heavy Industries Ltd.	672,822	2,774,978
Sumitomo Metal Mining Co. Ltd.	598,065	6,427,393
Sumitomo Mitsui Financial Group, Inc.	1,528,600	42,892,800
Sumitomo Mitsui Trust Holdings, Inc.	3,995,722	11,642,467
Sumitomo Realty & Development Co. Ltd.	429,000	11,796,808
Sumitomo Rubber Industries Ltd.	206,000	2,944,163
Suntory Beverage & Food Ltd.	168,400	7,134,893
Suzuken Co. Ltd.	94,116	3,058,479
Suzuki Motor Corp.	440,700	11,027,850
Sysmex Corp.	175,700	10,837,187
T&D Holdings, Inc.	697,600	6,881,891
Taiheiyo Cement Corp.	1,416,000	3,009,168
Taisei Corp.	1,252,594	7,592,206
Taisho Pharmaceutical Holdings Co. Ltd.	38,557	3,042,384
Taiyo Nippon Sanso Corp.	187,200	1,702,384
Takashimaya Co. Ltd.	339,000	2,712,537
Takeda Pharmaceutical Co. Ltd.	950,042	45,223,866
TDK Corp.	147,625	7,695,580
Teijin Ltd.	1,114,341	3,589,963
Terumo Corp.	366,024	12,504,860
The Chugoku Bank Ltd.	197,900	2,088,773
The Hachijuni Bank Ltd.	501,000	2,297,896
The Suruga Bank Ltd.	214,900	3,442,354
THK Co. Ltd.	141,500	2,408,606
Tobu Railway Co. Ltd.	1,208,297	6,290,529
Toho Co. Ltd.	135,954	3,326,923
Toho Gas Co. Ltd.	491,000	3,422,626
Tohoku Electric Power Co., Inc.	545,890	6,977,452
Tokio Marine Holdings, Inc.	819,500	28,569,417
Tokyo Electric Power Co., Inc. (b)	1,728,218	8,754,143
Tokyo Electron Ltd.	205,418	12,382,081
Tokyo Gas Co. Ltd.	2,759,395	12,736,656
Tokyo Tatemono Co. Ltd.	243,700	2,812,933
Tokyu Corp.	1,337,954	11,194,624
Tokyu Fudosan Holdings Corp.	616,700	3,898,877
TonenGeneral Sekiyu K.K.	339,856	2,579,388
Toppan Printing Co. Ltd.	639,013	5,396,251
Toray Industries, Inc.	1,765,883	14,108,675
Toshiba Corp. (a)(b)	4,844,880	7,494,620
Toto Ltd.	168,292	4,841,833
Toyo Seikan Group Holdings Ltd.	195,500	3,322,758
Toyo Suisan Kaisha Ltd.	105,700	3,786,939
Toyoda Gosei Co. Ltd.	78,800	1,506,154
Toyota Industries Corp.	194,386	8,173,992
Toyota Motor Corp.	3,285,051	171,274,682
Toyota Motor Corp. sponsored ADR (a)	830	86,403
Toyota Tsusho Corp.	255,600	5,158,162
Trend Micro, Inc.	124,900	4,545,327
Unicharm Corp.	451,540	9,816,775
United Urban Investment Corp.	3,168	4,980,876
USS Co. Ltd.	259,400	4,082,803
West Japan Railway Co.	195,200	11,419,704
Yahoo! Japan Corp.	1,698,700	6,693,037
Yakult Honsha Co. Ltd.	105,966	5,058,390
Yamada Denki Co. Ltd.	985,450	4,839,954
Yamaguchi Financial Group, Inc.	238,000	2,240,574
Yamaha Corp.	198,643	5,537,454
Yamaha Motor Co. Ltd.	315,700	4,699,048
Yamato Holdings Co. Ltd.	415,232	8,421,670
Yamazaki Baking Co. Ltd.	130,000	2,461,587
Yaskawa Electric Corp.	284,600	3,413,259
Yokogawa Electric Corp.	275,900	2,662,510
Yokohama Rubber Co. Ltd.	122,100	1,946,879

TOTAL JAPAN		3,100,705,915

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)	1,189,725	4,615,550
Millicom International Cellular SA (depository receipt)	77,463	3,732,982
RTL Group SA (a)	47,043	3,950,254
SES SA (France) (depositary receipt)	392,822	10,345,694
Tenaris SA	564,411	6,124,808

TOTAL LUXEMBOURG		28,769,288

Malta - 0.0%
BGP Holdings PLC (b)	5,796,476	63
Mauritius - 0.0%
Golden Agri-Resources Ltd.	8,512,580	2,240,153
Netherlands - 3.6%
AEGON NV	2,176,325	10,896,631
AerCap Holdings NV (b)	103,956	3,714,348
Airbus Group NV	708,866	45,747,903
Akzo Nobel NV	295,734	17,364,257
Altice NV:
Class A (b)	440,065	6,343,102
Class B(b)	133,273	1,958,694
ASML Holding NV (Netherlands)	415,543	37,855,074
CNH Industrial NV	1,141,650	7,619,326
Ferrari NV (b)	150,637	5,832,150
Fiat Chrysler Automobiles NV	1,083,770	7,480,623
Gemalto NV	95,662	6,062,453
Heineken Holding NV	119,478	8,690,071
Heineken NV (Bearer)	276,073	22,272,177
ING Groep NV (Certificaten Van Aandelen)	4,639,176	55,305,177
Koninklijke Ahold NV	1,057,401	23,258,938
Koninklijke Boskalis Westminster NV	104,357	3,811,026
Koninklijke DSM NV	215,582	10,605,090
Koninklijke KPN NV	3,836,911	14,139,224
Koninklijke Philips Electronics NV	1,138,036	28,894,499
Mobileye NV (a)(b)	99,561	3,231,750
NN Group NV	285,544	8,821,865
NXP Semiconductors NV (b)	161,710	11,520,220
OCI NV (b)	100,457	1,833,208
QIAGEN NV (Germany) (b)	265,306	5,682,793
Randstad Holding NV	152,372	7,900,849
RELX NV	1,237,985	20,336,106
STMicroelectronics NV	776,199	4,442,268
TNT Express NV	575,151	4,923,460
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,954,524	84,294,346
Vopak NV	84,241	3,849,404
Wolters Kluwer NV	355,741	13,465,416

TOTAL NETHERLANDS		488,152,448

New Zealand - 0.2%
Auckland International Airport Ltd.	1,136,700	4,568,727
Contact Energy Ltd.	887,837	2,620,781
Fletcher Building Ltd.	824,619	3,884,891
Meridian Energy Ltd.	1,537,120	2,511,765
Mighty River Power Ltd.	843,575	1,467,395
Ryman Healthcare Group Ltd.	444,436	2,348,568
Spark New Zealand Ltd.	2,187,400	4,957,996

TOTAL NEW ZEALAND		22,360,123

Norway - 0.6%
DNB ASA	1,181,087	13,639,672
Gjensidige Forsikring ASA	239,293	3,761,595
Norsk Hydro ASA	1,619,980	6,432,020
Orkla ASA	975,226	8,044,791
Schibsted ASA:
(A Shares)	92,204	2,536,471
(B Shares) (b)	106,343	2,793,451
Statoil ASA	1,335,101	19,435,388
Telenor ASA	902,385	13,471,624
Yara International ASA	215,611	8,389,070

TOTAL NORWAY		78,504,082

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	1,608,670	7,669,897
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)(b)	48,192,568	1,803,464
Banco Espirito Santo SA (Reg.) (b)	2,598,658	28
Energias de Portugal SA	2,758,616	8,573,744
Galp Energia SGPS SA Class B	456,680	5,022,641
Jeronimo Martins SGPS SA	295,271	4,183,768

TOTAL PORTUGAL		19,583,645

Singapore - 1.2%
Ascendas Real Estate Investment Trust	2,571,983	4,426,884
CapitaCommercial Trust (REIT)	2,481,400	2,523,757
CapitaLand Ltd.	3,074,437	6,516,232
CapitaMall Trust	2,916,300	4,542,459
City Developments Ltd.	494,000	2,499,857
ComfortDelgro Corp. Ltd.	2,543,684	5,445,582
DBS Group Holdings Ltd.	2,116,345	20,440,942
Global Logistic Properties Ltd.	3,756,100	4,722,566
Hutchison Port Holdings Trust	6,729,900	3,163,053
Jardine Cycle & Carriage Ltd.	153,930	4,220,485
Keppel Corp. Ltd.	1,747,500	6,438,158
Oversea-Chinese Banking Corp. Ltd.	3,663,680	21,028,377
Sembcorp Industries Ltd.	1,175,030	2,239,744
Sembcorp Marine Ltd.	983,700	1,070,456
Singapore Airlines Ltd.	614,025	5,079,026
Singapore Exchange Ltd.	962,900	4,972,016
Singapore Press Holdings Ltd.	1,889,821	5,000,095
Singapore Technologies Engineering Ltd.	1,902,361	4,045,561
Singapore Telecommunications Ltd.	9,581,527	25,378,487
StarHub Ltd.	706,500	1,713,489
Suntec (REIT)	2,897,400	3,441,435
United Overseas Bank Ltd.	1,554,389	18,921,661
UOL Group Ltd.	582,529	2,345,031
Wilmar International Ltd.	2,308,400	5,106,063
Yangzijiang Shipbuilding Holdings Ltd.	2,309,200	1,486,363

TOTAL SINGAPORE		166,767,779

Spain - 3.0%
Abertis Infraestructuras SA	622,813	9,383,751
ACS Actividades de Construccion y Servicios SA	232,320	6,056,658
Aena SA	80,978	9,223,224
Amadeus IT Holding SA Class A	531,153	21,474,487
Banco Bilbao Vizcaya Argentaria SA	7,655,323	48,395,273
Banco de Sabadell SA	6,090,453	9,719,607
Banco Popular Espanol SA	2,083,753	5,005,118
Banco Popular Espanol SA rights 3/10/16 (b)	2,124,336	48,530
Banco Santander SA (Spain)	17,375,888	70,285,293
Bankia SA	5,562,570	4,756,276
Bankinter SA	809,961	5,373,927
CaixaBank SA	3,156,792	9,007,241
Distribuidora Internacional de Alimentacion SA	732,258	3,699,349
Enagas SA	257,326	7,268,437
Endesa SA	379,100	6,878,898
Ferrovial SA	539,846	10,471,050
Gas Natural SDG SA	420,349	7,373,586
Grifols SA	358,372	7,875,071
Iberdrola SA	6,602,414	42,534,123
Inditex SA	1,306,930	40,325,246
International Consolidated Airlines Group SA	232,466	1,782,356
International Consolidated Airlines Group SA CDI	777,807	5,943,423
MAPFRE SA (Reg.)	1,288,225	2,522,512
Red Electrica Corporacion SA	129,570	10,310,692
Repsol YPF SA	1,315,460	13,535,930
Telefonica SA	5,425,465	54,098,211
Zardoya Otis SA (a)	214,431	2,297,697

TOTAL SPAIN		415,645,966

Sweden - 2.9%
Alfa Laval AB	360,504	5,684,290
ASSA ABLOY AB (B Shares)	1,202,516	23,054,435
Atlas Copco AB:
(A Shares)	805,179	18,145,268
(B Shares)	469,757	9,919,826
Boliden AB	324,321	4,901,644
Electrolux AB (B Shares)	291,119	6,858,179
Getinge AB (B Shares)	241,779	5,385,198
H&M Hennes & Mauritz AB (B Shares)	1,138,278	36,887,561
Hakon Invest AB (a)	91,233	2,721,481
Hexagon AB (B Shares)	312,113	10,670,063
Husqvarna AB (B Shares)	509,691	3,241,434
Industrivarden AB (C Shares)	193,032	2,982,782
Investment AB Kinnevik (B Shares)	281,335	7,018,712
Investor AB (B Shares)	546,539	18,199,136
Lundin Petroleum AB (b)	257,889	4,033,163
Nordea Bank AB	3,650,655	36,519,981
Sandvik AB (a)	1,280,486	11,710,326
Securitas AB (B Shares)	375,115	5,638,653
Skandinaviska Enskilda Banken AB (A Shares)	1,829,258	17,968,149
Skanska AB (B Shares)	456,884	9,765,386
SKF AB (B Shares)	474,580	7,859,919
Svenska Cellulosa AB (SCA) (B Shares)	709,127	21,260,931
Svenska Handelsbanken AB (A Shares)	1,799,892	23,016,798
Swedbank AB (A Shares)	1,088,389	21,985,246
Swedish Match Co. AB	237,582	7,678,123
Tele2 AB (B Shares)	373,365	3,100,528
Telefonaktiebolaget LM Ericsson (B Shares)	3,656,885	33,585,861
TeliaSonera AB	3,122,022	14,336,108
Volvo AB (B Shares)	1,848,853	18,657,288

TOTAL SWEDEN		392,786,469

Switzerland - 9.3%
ABB Ltd. (Reg.)	2,638,224	47,050,192
Actelion Ltd.	123,520	17,244,555
Adecco SA (Reg.)	202,149	11,792,869
Aryzta AG	105,703	5,055,959
Baloise Holdings AG	59,569	7,516,969
Barry Callebaut AG	2,668	2,810,952
Coca-Cola HBC AG	240,514	4,602,942
Compagnie Financiere Richemont SA Series A	626,316	39,771,496
Credit Suisse Group AG	2,157,331	28,874,137
Dufry AG (b)	47,892	5,026,622
Ems-Chemie Holding AG	9,836	4,580,611
Galenica AG	4,643	6,993,562
Geberit AG (Reg.)	45,157	16,339,734
Givaudan SA	11,078	20,802,454
Julius Baer Group Ltd.	267,872	10,688,002
Kuehne & Nagel International AG	63,591	8,279,249
Lafargeholcim Ltd. (Reg.)	553,938	21,952,255
Lindt & Spruengli AG	123	8,453,555
Lindt & Spruengli AG (participation certificate)	1,155	6,616,525
Lonza Group AG	62,915	9,577,446
Nestle SA	3,829,722	267,816,242
Novartis AG	2,734,369	196,211,857
Pargesa Holding SA	35,983	2,120,781
Partners Group Holding AG	19,691	7,153,641
Roche Holding AG (participation certificate)	844,159	216,455,323
Schindler Holding AG:
(participation certificate)	51,360	8,615,724
(Reg.)	25,564	4,347,288
SGS SA (Reg.)	6,543	13,223,609
Sika AG	2,564	9,765,540
Sonova Holding AG Class B	64,150	7,715,989
Sulzer AG (Reg.) (a)	28,882	2,724,772
Swatch Group AG (Bearer) (a)	37,028	12,822,157
Swatch Group AG (Bearer) (Reg.)	58,922	4,107,132
Swiss Life Holding AG	38,265	9,350,686
Swiss Prime Site AG	78,943	6,597,690
Swiss Re Ltd.	420,802	37,298,189
Swisscom AG	30,816	15,097,834
Syngenta AG (Switzerland)	111,678	44,724,794
Transocean Ltd. (Switzerland) (a)	439,738	3,862,296
UBS Group AG	4,391,683	67,469,622
Zurich Insurance Group AG	180,701	38,274,455

TOTAL SWITZERLAND		1,259,785,707

United Kingdom - 18.2%
3i Group PLC	1,175,613	7,168,529
Aberdeen Asset Management PLC	1,103,582	3,707,954
Admiral Group PLC	251,923	6,073,068
Aggreko PLC	305,843	3,765,207
Anglo American PLC (United Kingdom) (a)	1,697,176	11,344,535
Antofagasta PLC (a)	469,984	3,231,487
ARM Holdings PLC	1,683,060	23,127,869
Ashtead Group PLC	605,270	7,784,192
Associated British Foods PLC	427,807	20,280,794
AstraZeneca PLC (United Kingdom)	1,519,094	86,370,639
Auto Trader Group PLC	1,098,287	5,549,002
Aviva PLC	4,861,720	29,498,961
Babcock International Group PLC	376,790	4,798,582
BAE Systems PLC	3,798,754	26,930,700
Barclays PLC	20,161,289	47,897,466
Barratt Developments PLC	1,196,496	9,825,523
Berkeley Group Holdings PLC	155,000	7,009,287
BHP Billiton PLC	2,539,487	25,543,442
BP PLC	21,961,433	106,583,099
British American Tobacco PLC (United Kingdom)	2,238,578	121,788,149
British Land Co. PLC	1,170,230	10,733,691
BT Group PLC	10,052,442	67,694,759
Bunzl PLC	402,345	10,824,875
Burberry Group PLC	532,886	9,790,405
Capita Group PLC	797,162	11,117,490
Carnival PLC	220,662	10,900,970
Carphone Warehouse Group PLC	1,163,872	7,058,058
Centrica PLC	6,075,109	17,469,676
Cobham PLC	1,366,173	4,913,496
Compass Group PLC	1,977,672	34,673,346
Croda International PLC	162,528	6,723,098
Diageo PLC	3,024,316	78,252,638
Direct Line Insurance Group PLC	1,648,002	8,913,596
easyJet PLC	182,344	3,822,160
Fresnillo PLC	265,890	3,700,790
G4S PLC (United Kingdom)	1,869,498	5,414,888
GKN PLC	2,063,639	7,898,759
GlaxoSmithKline PLC	5,845,135	113,279,065
GlaxoSmithKline PLC sponsored ADR	2,239	86,582
Hammerson PLC	945,247	7,229,453
Hargreaves Lansdown PLC	315,063	5,433,268
HSBC Holdings PLC (United Kingdom)	23,505,703	149,480,674
ICAP PLC	665,775	4,029,113
IMI PLC	323,004	3,823,619
Imperial Tobacco Group PLC	1,148,668	59,514,345
Inmarsat PLC	540,765	7,372,342
InterContinental Hotel Group PLC	283,283	10,640,519
Intertek Group PLC	192,419	7,825,653
Intu Properties PLC	1,128,674	4,715,977
Investec PLC	667,217	4,400,948
ITV PLC	4,578,940	15,843,769
J Sainsbury PLC (a)	1,592,122	5,603,846
Johnson Matthey PLC	233,479	8,309,425
Kingfisher PLC	2,765,232	12,773,437
Land Securities Group PLC	950,743	13,352,013
Legal & General Group PLC	7,139,076	22,555,907
Lloyds Banking Group PLC	68,606,510	68,848,369
London Stock Exchange Group PLC	376,181	14,021,674
Marks & Spencer Group PLC	1,966,914	11,567,183
Mediclinic International PLC (a)	451,212	5,579,953
Meggitt PLC	935,336	5,410,934
Merlin Entertainments PLC	840,641	5,368,172
Mondi PLC	439,862	7,909,907
National Grid PLC	4,494,961	60,033,795
Next PLC	175,330	16,508,836
Old Mutual PLC	5,940,378	14,080,600
Pearson PLC	984,221	11,690,795
Persimmon PLC	368,798	11,210,723
Provident Financial PLC	177,375	8,021,111
Prudential PLC	3,085,895	53,738,348
Prudential PLC ADR	2,253	78,427
Reckitt Benckiser Group PLC	769,101	70,057,240
RELX PLC	1,339,027	23,147,461
Rexam PLC	840,110	7,144,466
Rio Tinto PLC	1,506,974	39,936,053
Rolls-Royce Group PLC	2,213,935	20,782,206
Royal Bank of Scotland Group PLC (b)	4,174,566	12,937,022
Royal Dutch Shell PLC:
Class A (Netherlands)	200,407	4,572,092
Class A (United Kingdom)	4,634,896	105,584,070
Class B (United Kingdom)	4,672,925	106,101,377
Royal Mail PLC	1,077,339	6,818,200
RSA Insurance Group PLC	1,227,971	7,413,161
SABMiller PLC	1,166,546	67,836,391
Sage Group PLC	1,294,792	10,749,862
Schroders PLC	150,524	5,480,699
Scottish & Southern Energy PLC	1,192,825	22,847,176
Segro PLC	900,399	5,207,131
Severn Trent PLC	286,500	8,517,621
SKY PLC	1,234,822	17,925,905
Smith & Nephew PLC	1,074,763	17,441,166
Smiths Group PLC	473,033	6,597,078
Sports Direct International PLC (b)	316,071	1,779,930
St. James's Place Capital PLC	627,518	7,493,866
Standard Chartered PLC (United Kingdom)	3,936,871	23,586,654
Standard Life PLC	2,368,935	10,996,169
Tate & Lyle PLC	562,648	4,596,924
Taylor Wimpey PLC	3,919,623	10,158,192
Tesco PLC (b)	9,769,890	24,385,807
The Weir Group PLC	253,742	3,356,412
Travis Perkins PLC	297,194	7,412,598
Unilever PLC	1,542,077	65,881,460
United Utilities Group PLC	824,065	10,615,252
Vodafone Group PLC	31,709,714	96,172,386
Vodafone Group PLC sponsored ADR	14,727	447,701
Whitbread PLC	219,255	11,965,718
William Hill PLC	1,067,717	6,072,473
WM Morrison Supermarkets PLC (a)	2,624,202	7,226,000
Worldpay Group PLC (b)	1,260,000	5,031,454

TOTAL UNITED KINGDOM		2,472,795,335

TOTAL COMMON STOCKS
(Cost $14,947,866,278)		13,367,150,111

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (b)	288,912	30,228,693
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	65,466	4,444,665
Fuchs Petrolub AG	82,611	3,399,271
Henkel AG & Co. KGaA	206,583	20,864,055
Porsche Automobil Holding SE (Germany)	183,842	8,314,531
Volkswagen AG	223,700	26,209,015

TOTAL GERMANY		63,231,537

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	7,320,761	5,646,911
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $103,371,580)		99,107,141
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.16% to 0.21% 3/3/16 to 5/26/16 (Cost $11,997,672)(c)	12,000,000	11,996,072
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.40% (d)	28,434,069	28,434,069
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	140,146,489	140,146,489
TOTAL MONEY MARKET FUNDS
(Cost $168,580,558)		168,580,558
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $15,231,816,088)		13,646,833,882
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(43,354,608)
NET ASSETS - 100%		$13,603,479,274
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
40 ASX SPI 200 Index Contracts (Australia)	March 2016	3,478,817	$(49,002)
10 Eurex Dax Index Contracts (Germany)	March 2016	2,573,853	(217,668)
312 Eurex Euro Stoxx 50 Index Contracts (Germany)	March 2016	9,958,266	(1,021,963)
118 FTSE 100 Index Contracts (United Kingdom)	March 2016	9,950,377	70,047
13 HKFE Hang Seng Index Contracts (Hong Kong)	March 2016	1,592,565	(21,384)
1,235 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2016	95,403,750	(9,489,106)
104 OMX Stockholm 30 Index Contracts (Sweden)	March 2016	1,654,105	28,567
38 SGX MSCI Singapore Index Contracts (Singapore)	March 2016	813,784	5,637
87 TSE TOPIX Index Contracts (Japan)	March 2016	9,938,007	(2,200,750)
TOTAL EQUITY INDEX CONTRACTS			$(12,895,622)

The face value of futures purchased as a percentage of Net Assets is 1%

Forward Foreign Currency Contracts

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
3/11/16	JPY	Goldman Sachs Bank USA	Buy	1,775,000,000	$14,437,774	$1,309,653
3/11/16	JPY	Goldman Sachs Bank USA	Sell	200,000,000	1,750,446	(23,911)
3/11/16	JPY	Goldman Sachs Bank USA	Sell	320,000,000	2,697,395	(141,578)
3/18/16	AUD	Goldman Sachs Bank USA	Buy	3,300,000	2,361,315	(7,823)
3/18/16	AUD	Goldman Sachs Bank USA	Buy	3,300,000	2,382,600	(29,108)
3/18/16	AUD	Goldman Sachs Bank USA	Sell	1,200,000	840,996	(14,819)
3/18/16	EUR	Goldman Sachs Bank USA	Buy	6,400,000	7,020,570	(54,729)
3/18/16	EUR	Goldman Sachs Bank USA	Buy	7,000,000	7,728,420	(109,531)
3/18/16	EUR	Goldman Sachs Bank USA	Sell	2,000,000	2,180,718	3,893
3/18/16	GBP	Goldman Sachs Bank USA	Buy	4,600,000	6,944,758	(541,808)
3/18/16	GBP	Goldman Sachs Bank USA	Buy	5,000,000	7,577,525	(617,795)
3/18/16	GBP	Goldman Sachs Bank USA	Sell	300,000	430,140	12,557
3/18/16	GBP	Goldman Sachs Bank USA	Sell	500,000	734,130	38,157
3/18/16	GBP	Goldman Sachs Bank USA	Sell	1,700,000	2,419,134	52,826
3/18/16	SEK	Goldman Sachs Bank USA	Buy	7,700,000	910,698	(10,755)
3/18/16	SEK	Goldman Sachs Bank USA	Buy	9,000,000	1,063,245	(11,364)
3/18/16	SEK	Goldman Sachs Bank USA	Sell	2,500,000	293,850	1,661
						$(144,474)

*Contract Amount is stated in U.S. Dollars unless otherwise noted

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,919,116.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$298,086
Fidelity Securities Lending Cash Central Fund	2,902,378
Total	$3,200,464

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,776,409,522	$641,907,301	$1,134,502,221	$--
Consumer Staples	1,699,834,102	686,291,939	1,013,542,163	--
Energy	630,832,104	77,115,079	553,717,025	--
Financials	3,181,667,165	1,412,649,262	1,769,017,809	94
Health Care	1,599,661,235	483,846,650	1,115,814,585	--
Industrials	1,778,369,601	780,155,119	998,214,482	--
Information Technology	703,964,871	131,188,048	572,776,823	--
Materials	871,902,699	425,885,108	446,017,591	--
Telecommunication Services	701,575,254	82,014,923	619,560,331	--
Utilities	522,040,699	208,459,552	313,581,147	--
Government Obligations	11,996,072	--	11,996,072	--
Money Market Funds	168,580,558	168,580,558	--	--
Total Investments in Securities:	$13,646,833,882	$5,098,093,539	$8,548,740,249	$94
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$1,418,747	$--	$1,418,747	$--
Futures Contracts	104,251	104,251	--	--
Total Assets	$1,522,998	$104,251	$1,418,747	$--
Liabilities
Forward Foreign Currency Contracts	$(1,563,221)	$--	$(1,563,221)	$--
Futures Contracts	(12,999,873)	(12,999,873)	--	--
Total Liabilities	$(14,563,094)	$(12,999,873)	$(1,563,221)	$--
Total Derivative Instruments:	$(13,040,096)	$(12,895,622)	$(144,474)	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 29, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$4,191,558,476
Level 2 to Level 1	$642,481,589

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$104,251	$(12,999,873)
Foreign Exchange Risk
Forward Foreign Currency Contracts(b)	1,418,747	(1,563,221)
Total Value of Derivatives	$1,522,998	$(14,563,094)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin is presented in the Statement of Assets and Liabilities.

 (b) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

See accompanying notes which are an integral part of the financial statements.

Spartan® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $134,534,854) — See accompanying schedule: Unaffiliated issuers (cost $15,063,235,530)	$13,478,253,324
Fidelity Central Funds (cost $168,580,558)	168,580,558
Total Investments (cost $15,231,816,088)		$13,646,833,882
Foreign currency held at value (cost $33,184,454)		32,577,942
Receivable for investments sold		363,137,063
Unrealized appreciation on foreign currency contracts		1,418,747
Receivable for fund shares sold		56,496,935
Dividends receivable		59,007,733
Distributions receivable from Fidelity Central Funds		183,564
Receivable from investment adviser for expense reductions		372,031
Other receivables		1,185
Total assets		14,160,029,082
Liabilities
Payable to custodian bank	$992,064
Payable for investments purchased	38,947,118
Unrealized depreciation on foreign currency contracts	1,563,221
Payable for fund shares redeemed	371,782,813
Accrued management fee	693,958
Payable for daily variation margin for derivative instruments	1,345,712
Other affiliated payables	1,077,725
Other payables and accrued expenses	708
Collateral on securities loaned, at value	140,146,489
Total liabilities		556,549,808
Net Assets		$13,603,479,274
Net Assets consist of:
Paid in capital		$15,997,858,094
Undistributed net investment income		23,497,312
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(816,803,099)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,601,073,033)
Net Assets		$13,603,479,274
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,652,100,745 ÷ 80,829,099 shares)		$32.81
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($7,677,907,215 ÷ 233,971,099 shares)		$32.82
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,539,389,438 ÷ 46,905,276 shares)		$32.82
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,734,081,876 ÷ 52,840,974 shares)		$32.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 29, 2016
Investment Income
Dividends		$508,385,479
Income from Fidelity Central Funds (including $2,902,378 from security lending)		3,200,464
Income before foreign taxes withheld		511,585,943
Less foreign taxes withheld		(36,027,163)
Total income		475,558,780
Expenses
Management fee	$9,136,463
Transfer agent fees	14,243,383
Independent trustees' compensation	65,999
Miscellaneous	21,727
Total expenses before reductions	23,467,572
Expense reductions	(5,026,273)	18,441,299
Net investment income (loss)		457,117,481
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,357,703
Foreign currency transactions	(8,864,829)
Futures contracts	(8,002,190)
Total net realized gain (loss)		(15,509,316)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,868,223,646)
Assets and liabilities in foreign currencies	3,502,813
Futures contracts	(27,223,657)
Total change in net unrealized appreciation (depreciation)		(2,891,944,490)
Net gain (loss)		(2,907,453,806)
Net increase (decrease) in net assets resulting from operations		$(2,450,336,325)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 29, 2016	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$457,117,481	$403,091,676
Net realized gain (loss)	(15,509,316)	(42,241,753)
Change in net unrealized appreciation (depreciation)	(2,891,944,490)	(356,570,630)
Net increase (decrease) in net assets resulting from operations	(2,450,336,325)	4,279,293
Distributions to shareholders from net investment income	(399,468,972)	(455,386,903)
Share transactions - net increase (decrease)	1,382,746,318	2,430,773,213
Redemption fees	768,132	729,567
Total increase (decrease) in net assets	(1,466,290,847)	1,980,395,170
Net Assets
Beginning of period	15,069,770,121	13,089,374,951
End of period (including undistributed net investment income of $23,497,312 and undistributed net investment income of $6,672,387, respectively)	$13,603,479,274	$15,069,770,121

See accompanying notes which are an integral part of the financial statements.

Investor Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$39.75	$41.19	$35.31	$33.06	$37.29
Income from Investment Operations
Net investment income (loss)B	1.11	1.13	1.35C	1.03	1.19
Net realized and unrealized gain (loss)	(7.10)	(1.31)	5.53	2.23	(4.28)
Total from investment operations	(5.99)	(.18)	6.88	3.26	(3.09)
Distributions from net investment income	(.95)	(1.26)	(.96)	(.97)	(1.12)
Distributions from net realized gain	–	–	(.04)	(.04)	(.02)
Total distributions	(.95)	(1.26)	(1.00)	(1.01)	(1.14)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$32.81	$39.75	$41.19	$35.31	$33.06
Total ReturnE	(15.24)%	(.29)%	19.66%	10.01%	(7.92)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.11%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.11%
Net investment income (loss)	2.92%	2.83%	3.52%C	3.16%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$2,652,101	$2,972,698	$2,640,165	$2,282,743	$3,424,239
Portfolio turnover rateH	1%I	1%	2%	1%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advantage Class

Years ended February 28,	2016 A	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$39.76	$41.20	$35.31	$33.07	$37.29
Income from Investment Operations
Net investment income (loss)B	1.14	1.17	1.38C	1.06	1.20
Net realized and unrealized gain (loss)	(7.10)	(1.32)	5.54	2.22	(4.28)
Total from investment operations	(5.96)	(.15)	6.92	3.28	(3.08)
Distributions from net investment income	(.98)	(1.29)	(.99)	(1.00)	(1.12)
Distributions from net realized gain	–	–	(.04)	(.04)	(.02)
Total distributions	(.98)	(1.29)	(1.03)	(1.04)	(1.14)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$32.82	$39.76	$41.20	$35.31	$33.07
Total ReturnE	(15.17)%	(.21)%	19.79%	10.07%	(7.87)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.07%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.07%
Net investment income (loss)	3.00%	2.91%	3.60%C	3.24%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$7,677,907	$8,304,964	$7,201,814	$5,322,884	$3,476,600
Portfolio turnover rateH	1%I	1%	2%	1%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Institutional Class

Years ended February 28,	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$39.76	$41.20	$35.31	$33.07	$31.29
Income from Investment Operations
Net investment income (loss)C	1.16	1.18	1.40D	1.07	.32
Net realized and unrealized gain (loss)	(7.10)	(1.31)	5.54	2.22	2.48
Total from investment operations	(5.94)	(.13)	6.94	3.29	2.80
Distributions from net investment income	(1.00)	(1.31)	(1.01)	(1.01)	(1.02)
Distributions from net realized gain	–	–	(.04)	(.04)	–
Total distributions	(1.00)	(1.31)	(1.05)	(1.05)	(1.02)
Redemption fees added to paid in capitalC,E	–	–	–	–	–
Net asset value, end of period	$32.82	$39.76	$41.20	$35.31	$33.07
Total ReturnF,G	(15.13)%	(.16)%	19.85%	10.12%	9.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%J	.10%J	.10%J	.10%J,K
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%K
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%K
Net investment income (loss)	3.05%	2.96%	3.65%D	3.29%	2.19%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,539,389	$1,994,854	$1,595,562	$1,269,545	$860,659
Portfolio turnover rateL	1%M	1%	2%	1%	9%N

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount represents 0.95%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advantage Institutional Class

Years ended February 28,	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$39.76	$41.20	$35.31	$33.07	$31.29
Income from Investment Operations
Net investment income (loss)C	1.16	1.19	1.41D	1.08	.32
Net realized and unrealized gain (loss)	(7.10)	(1.32)	5.53	2.22	2.48
Total from investment operations	(5.94)	(.13)	6.94	3.30	2.80
Distributions from net investment income	(1.00)	(1.31)	(1.01)	(1.02)	(1.02)
Distributions from net realized gain	–	–	(.04)	(.04)	–
Total distributions	(1.00)	(1.31)	(1.05)	(1.06)	(1.02)
Redemption fees added to paid in capitalC,E	–	–	–	–	–
Net asset value, end of period	$32.82	$39.76	$41.20	$35.31	$33.07
Total ReturnF,G	(15.12)%	(.15)%	19.86%	10.13%	9.45%
Ratios to Average Net AssetsH,I
Expenses before reductions	.08%J	.08%J	.08%J	.08%J	.08%J,K
Expenses net of fee waivers, if any	.06%	.06%	.06%	.06%	.06%K
Expenses net of all reductions	.06%	.06%	.06%	.06%	.06%K
Net investment income (loss)	3.06%	2.97%	3.66%D	3.30%	2.17%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,734,082	$1,797,254	$1,651,834	$1,155,733	$958,101
Portfolio turnover rateL	1%M	1%	2%	1%	9%N

 A For the year ended February 29.

 B For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Amount represents .075%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016

1. Organization.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Total Market Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of the Spartan Total Market Index Fund are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transaction, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Total Market Index	$24,526,600,072	$9,172,737,748	$(2,560,892,773)	$6,611,844,975
Spartan Extended Market Index	16,156,820,914	3,900,053,026	(2,725,275,260)	1,174,777,766
Spartan International Index	15,303,518,772	2,125,936,214	(3,782,621,104)	(1,656,684,890)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Total Market Index	$96,700,294	$58,689,364	$–	$6,611,845,046
Spartan Extended Market Index	30,662,518	112,986,249	–	1,174,777,766
Spartan International Index	23,352,831	–	(755,753,462)	(1,661,978,189)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	(119,933,607)	(148,608,683)	(49,793,394)	(318,335,684)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Spartan International Index	(28,461,290)	(408,956,488)	(437,417,778)	(755,753,462)

The tax character of distributions paid was as follows:

February 29, 2016
	Ordinary Income	Long-term Capital Gains	Total
Spartan Total Market Index	$577,075,341	$159,400,626	$736,475,967
Spartan Extended Market Index	218,005,644	720,645,599	938,651,243
Spartan International Index	399,468,972	–	399,468,972

February 28, 2015
	Ordinary Income	Long-term Capital Gains	Total
Spartan Total Market Index	$439,015,704	$–	$439,015,704
Spartan Extended Market Index	271,680,384	338,253,674	609,934,058
Spartan International Index	455,386,903	–	455,386,903

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to .50%, .75% and 1.00% of the net asset value of shares redeemed from Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Total Market Index
Equity Risk
Futures Contracts	$(14,629,293)	$(11,940,275)
Total Equity Risk	(14,629,293)	(11,940,275)
Totals	$(14,629,293)	$(11,940,275)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$(3,052,469)	$(1,181,831)
Total Equity Risk	(3,052,469)	(1,181,831)
Totals	$(3,052,469)	$(1,181,831)
Spartan International Index
Equity Risk
Futures Contracts	$(8,002,190)	$(27,223,657)
Total Equity Risk	(8,002,190)	(27,223,657)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(6,437,494)	$ 4,872,337
Total Foreign Exchange Risk	(6,437,494)	4,872,337
Totals	$(14,439,684)	$(22,351,320)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Total Market Index	4,160,677,118	834,082,353
Spartan Extended Market Index	3,385,979,444	1,974,683,864
Spartan International Index	1,816,360,511	147,121,661

Securities received in-kind through subscriptions are noted in the table below.

Value of Securities Received
Spartan Extended Market Index	$ 173,229,639
Spartan International Index	$ 190,907,411

Redemption In-Kind. During the period, 10,935,696 shares of Spartan International Index held by an unaffiliated entity were redeemed in kind for investments with a value of $358,909,549. The net realized gain of $104,403,305 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. Spartan International Index recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .035% for Spartan Total market Index Fund and .06% for Spartan Extended Market Fund and Spartan International Fund average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Total Market Index Fund	.10%	.07%	.07%	.06%
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Total Market Index
Investor Class	.075%	.065%
Fidelity Advantage Class	.045%	.035%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%
Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Total Market Index
Investor Class	$1,283,511
Fidelity Advantage Class	6,710,875
Institutional Class	442,543
Fidelity Advantage Institutional Class	132,438
$8,569,367
Spartan Extended Market Index
Investor Class	$663,431
Fidelity Advantage Class	1,346,042
Fidelity Advantage Institutional Class	99,454
$2,108,927
Spartan International Index
Investor Class	$4,029,767
Fidelity Advantage Class	9,245,651
Institutional Class	658,666
Fidelity Advantage Institutional Class	309,299
$14,243,383

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Spartan Total Market Index and Spartan International Index had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Extended Market Index	Borrower	$28,425,667.54%		$2,564

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Total Market Index	$42,575
Spartan Extended Market Index	23,282
Spartan International Index	21,727

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Total Market Index
Investor Class	.10%	$5,662
Fidelity Advantage Class	.05%	3,914,278
Institutional Class	.04%	384,156
Fidelity Advantage Institutional Class	.035%	135,718
Class F	.035%	28,017
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	105,186
Spartan International Index
Fidelity Advantage Class	.12%	4,231,681
Institutional Class	.07%	474,839
Fidelity Advantage Institutional Class	.06%	319,679

Effective April 29, 2016 the expense limitation will be .10% and .07% for Investor Class and Advantage Class, respectively, of Spartan Extended Market Index and .20% for Investor Class of Spartan International Index.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Total Market Index	$1,652
Spartan Extended Market Index	1,812
Spartan International Index	74

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2016	Year ended February 28, 2015
Spartan Total Market Index
From net investment income
Investor Class	$36,775,242	$28,904,286
Fidelity Advantage Class	371,216,268	280,925,671
Institutional Class	24,158,144	22,120,082
Fidelity Advantage Institutional Class	16,679,596	13,655,535
Class F	128,246,091	93,410,130
Total	$577,075,341	$439,015,704
From net realized gain
Investor Class	$10,415,400	$–
Fidelity Advantage Class	102,706,673	–
Institutional Class	6,580,966	–
Fidelity Advantage Institutional Class	4,435,860	–
Class F	35,261,727	–
Total	$159,400,626	$–
Spartan Extended Market Index
From net investment income
Investor Class	$20,907,910	$23,752,681
Fidelity Advantage Class	181,752,629	163,631,397
Fidelity Advantage Institutional Class	13,024,445	6,258,081
Total	$215,684,984	$193,642,159
From net realized gain
Investor Class	$73,006,868	$52,141,822
Fidelity Advantage Class	607,057,309	352,024,209
Fidelity Advantage Institutional Class	42,902,082	12,125,868
Total	$722,966,259	$416,291,899
Spartan International Index
From net investment income
Investor Class	$72,615,438	$89,642,463
Fidelity Advantage Class	221,320,848	249,759,830
Institutional Class	48,369,961	60,453,779
Fidelity Advantage Institutional Class	57,162,725	55,530,831
Total	$399,468,972	$455,386,903

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015
Spartan Total Market Index
Investor Class
Shares sold	32,516,383	11,146,915	$1,998,231,479	$643,746,007
Reinvestment of distributions	796,933	481,106	46,212,344	28,350,004
Shares redeemed	(29,931,735)	(10,928,650)	(1,848,270,240)	(634,264,919)
Net increase (decrease)	3,381,581	699,371	$196,173,583	$37,831,092
Fidelity Advantage Class
Shares sold	85,649,594	68,056,591	$5,139,110,213	$3,937,110,814
Reinvestment of distributions	7,249,491	4,282,439	420,402,384	252,482,338
Shares redeemed	(58,087,070)	(38,248,720)	(3,505,600,912)	(2,200,569,878)
Net increase (decrease)	34,812,015	34,090,310	$2,053,911,685	$1,989,023,274
Institutional Class
Shares sold	3,947,517	6,784,326	$233,904,287	$390,867,675
Reinvestment of distributions	529,934	376,112	30,738,655	22,120,082
Shares redeemed	(4,016,851)	(8,771,607)	(239,627,483)	(514,925,337)
Net increase (decrease)	460,600	(1,611,169)	$25,015,459	$(101,937,580)
Fidelity Advantage Institutional Class
Shares sold	2,442,533	7,451,506	$141,575,547	$441,626,023
Reinvestment of distributions	363,654	231,729	21,115,501	13,655,535
Shares redeemed	(4,943,244)	(4,571,120)	(298,065,697)	(266,559,444)
Net increase (decrease)	(2,137,057)	3,112,115	$(135,374,649)	$188,722,114
Class F
Shares sold	26,864,620	26,091,484	$1,587,171,798	$1,528,157,446
Reinvestment of distributions	2,819,491	1,585,411	163,507,819	93,410,130
Shares redeemed	(12,713,390)	(16,933,790)	(751,219,276)	(999,242,032)
Net increase (decrease)	16,970,721	10,743,105	$999,460,341	$622,325,544
Spartan Extended Market Index
Investor Class
Shares sold	13,056,510	10,120,043	$714,057,829	$549,617,843
Reinvestment of distributions	1,789,749	1,386,862	92,010,651	74,343,690
Shares redeemed	(19,280,640)	(9,403,900)	(1,072,123,196)	(515,022,951)
Net increase (decrease)	(4,434,381)	2,103,005	$(266,054,716)	$108,938,582
Fidelity Advantage Class
Shares sold	66,679,219	59,205,212	$3,623,901,047	$3,230,782,675
Reinvestment of distributions	14,791,604	9,243,745	755,742,299	495,373,702
Shares redeemed	(56,816,552)	(57,851,731)	(3,010,836,900)	(3,152,807,384)
Net increase (decrease)	24,654,271	10,597,226	$1,368,806,446	$573,348,993
Fidelity Advantage Institutional Class
Shares sold	16,919,722(a)	13,365,402	$905,552,559(a)	$731,714,410
Reinvestment of distributions	1,097,022	341,391	55,926,527	18,383,949
Shares redeemed	(7,041,091)	(2,294,908)	(378,265,762)	(124,843,110)
Net increase (decrease)	10,975,653	11,411,885	$583,213,324	$625,255,249
Spartan International Index
Investor Class
Shares sold	47,455,706	21,944,365	$1,844,833,031	$874,869,887
Reinvestment of distributions	2,020,553	2,309,004	71,406,339	87,873,135
Shares redeemed	(43,428,135)	(13,565,036)	(1,703,822,840)	(536,843,768)
Net increase (decrease)	6,048,124	10,688,333	$212,416,530	$425,899,254
Fidelity Advantage Class
Shares sold	87,470,831	61,902,007	$3,387,859,021	$2,459,259,650
Reinvestment of distributions	5,759,122	5,988,253	203,704,568	227,934,673
Shares redeemed	(68,157,262)	(33,806,199)	(2,636,420,356)	(1,335,982,994)
Net increase (decrease)	25,072,691	34,084,061	$955,143,233	$1,351,211,329
Institutional Class
Shares sold	17,918,076	20,249,316	$675,220,863	$805,338,043
Reinvestment of distributions	1,366,350	1,589,444	48,367,809	60,450,959
Shares redeemed	(22,551,197)	(10,392,571)	(847,401,565)	(411,389,900)
Net increase (decrease)	(3,266,771)	11,446,189	$(123,812,893)	$454,399,102
Fidelity Advantage Institutional Class
Shares sold	25,568,524(a)	11,678,633	$966,043,443(a)	$466,418,098
Reinvestment of distributions	1,614,929	1,457,622	57,162,024	55,529,913
Shares redeemed	(19,546,739)(b)	(8,025,060)	(684,205,858)(b)	(322,684,483)
Net increase (decrease)	7,636,714	5,111,195	$338,999,609	$199,263,528

 (a) Amount includes in-kind exchanges.

 (b) Amount includes in-kind redemptions.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Spartan Total Market Index Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (each a fund of Fidelity Concord Street Trust) (the "Funds") at February 29, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 21, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Spartan Total Market Index
Investor Class	.10%
Actual		$1,000.00	$972.20	$.49
Hypothetical-C		$1,000.00	$1,024.37	$.50
Fidelity Advantage Class	.05%
Actual		$1,000.00	$972.40	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25
Institutional Class	.04%
Actual		$1,000.00	$972.50	$.20
Hypothetical-C		$1,000.00	$1,024.66	$.20
Fidelity Advantage Institutional Class	.035%
Actual		$1,000.00	$972.50	$.17
Hypothetical-C		$1,000.00	$1,024.69	$.18
Class F	.035%
Actual		$1,000.00	$972.40	$.17
Hypothetical-C		$1,000.00	$1,024.69	$.18
Spartan Extended Market Index
Investor Class	.10%
Actual		$1,000.00	$899.00	$.47
Hypothetical-C		$1,000.00	$1,024.37	$.50
Fidelity Advantage Class	.07%
Actual		$1,000.00	$899.20	$.33
Hypothetical-C		$1,000.00	$1,024.52	$.35
Fidelity Advantage Institutional Class	.06%
Actual		$1,000.00	$899.20	$.28
Hypothetical-C		$1,000.00	$1,024.57	$.30
Spartan International Index
Investor Class	.20%
Actual		$1,000.00	$903.50	$.95
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Fidelity Advantage Class	.12%
Actual		$1,000.00	$903.90	$.57
Hypothetical-C		$1,000.00	$1,024.27	$.60
Institutional Class	.07%
Actual		$1,000.00	$904.20	$.33
Hypothetical-C		$1,000.00	$1,024.52	$.35
Fidelity Advantage Institutional Class	.06%
Actual		$1,000.00	$904.30	$.28
Hypothetical-C		$1,000.00	$1,024.57	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index Fund
Institutional Class	4/18/16	4/15/16	$0.18242	$0.11000
Fidelity Advantage Institutional Class	4/18/16	4/15/16	$0.18328	$0.11000
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	4/18/16	4/15/16	$0.10084	$0.36400
Spartan International Index Fund
Institutional Class	4/18/16	4/15/16	$0.06345	$0.00000
Fidelity Advantage Institutional Class	4/18/16	4/15/16	$0.00000	$0.00000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 29, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Total Market Index Fund	$228,923,159
Spartan Extended Market Index Fund	$690,226,925

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2015	December 2015
Spartan Total Market Index Fund
Institutional Class	100%	92%
Fidelity Advantage Institutional Class	100%	92%
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	40%	64%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2015	December 2015
Spartan Total Market Index Fund
Institutional Class	100%	96%
Fidelity Advantage Institutional Class	100%	95%
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	58%	66%
Spartan International Index Fund
Institutional Class	82%	87%
Fidelity Advantage Institutional Class	78%	87%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Institutional Class	04/13/15	$0.0228	$0.0100
Institutional Class	12/21/15	$1.0527	$0.0742
Fidelity Advantage Institutional Class	04/13/15	$0.0239	$0.0100
Fidelity Advantage Institutional Class	12/21/15	$1.0554	$0.0742

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Spartan International Index Fund

On September 15, 2015 the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) (the Amended Sub-Advisory Agreement) for the fund, to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company (FMR), the fund's investment adviser, to Geode, on behalf of the fund, by 0.5 basis points (bps), effective October 1, 2015. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with its renewal of the fund's current management contract with FMR and sub-advisory agreement with Geode. At its July 2015 meeting, the Board concluded that the nature, extent, and quality of services provided to the fund under the existing management contract with FMR and sub-advisory agreement with Geode should benefit the fund's shareholders. The Board noted that the approval of the Amended Sub-Advisory Agreement would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the fund's shareholders should continue to benefit from the nature, extent and quality of services provided by Geode under the Amended Sub-Advisory Agreement.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the existing management contract with FMR and sub-advisory agreement with Geode. Based on its review, the Board concluded at its July 2015 meeting that the fund's current management fee and total expenses of each class of the fund are fair and reasonable in light of the services that the fund receives and the other factors considered.

Management Fee and Total Expenses.  In its review of the proposed sub-advisory fee rate under the Amended Sub-Advisory Agreement, the Board noted that FMR, not the fund, pays Geode's sub-advisory fee out of its management fee. The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the current management fee rate under the fund's management contract with FMR or total expenses of each class paid by the shareholders of the fund. The Board noted that the fund's management fee rate and total expense ratio of each class of the fund will continue to rank below the median of its competitor funds based on competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract with FMR and sub-advisory agreement with Geode at its July 2015 meeting. The Board also considered that FMR will continue to pay fund-level operating expenses (such as custody, pricing and bookkeeping, legal and audit fees) out of its management fee under the existing management contract. In addition, the Board considered that the Amended Sub-Advisory Agreement will not have an impact on current contractual arrangements between FMR and the fund limiting the total expenses for each class of the fund, which may not be increased without the approval of the Board.

Based on its review, the Board concluded that the management fee and the total expense ratio of each class of the fund will continue to bear a reasonable relationship to the services that the fund and shareholders receive.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders and the level of Fidelity's profits in respect of all the Fidelity funds. At its July 2015 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive under the circumstances. In approving the Amended Sub-Advisory Agreement, the Board reviewed additional data regarding the impact of the proposed reduction in sub-advisory fees paid to Geode by FMR on Fidelity's profitability with respect to the fund.

The Board concluded that it continues to be satisfied that Fidelity's profitability in connection with the operation of the fund is not excessive and that it will continue to review information regarding costs of services and profitability to Fidelity with respect to the fund in connection with future renewals of the Amended Sub-Advisory Agreement.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund, whether the fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its July 2015 meeting, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity. In connection with its approval of the Amended Sub-Advisory Agreement, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses. The Board noted that it will continue to review economies of scale in connection with future renewals of the Amended Sub-Advisory Agreement.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved.

SIF-I-ANN-0416
1.929379.104

Spartan® 500 Index Fund Investor Class and Fidelity Advantage® Class Annual Report February 29, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 29, 2016	Past 1 year	Past 5 years	Past 10 years
Investor Class	(6.26)%	10.04%	6.37%
Fidelity Advantage® Class	(6.21)%	10.09%	6.41%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund - Investor Class on February 28, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,545	Spartan® 500 Index Fund - Investor Class
$18,666	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index returned -6.19% for the year ending February 29, 2016. Largely range-bound for the first half of the period, U.S. stocks suffered a steep, late-summer decline on concern about an economic slowdown in China. The market recovered in October, lifted by the U.S. Federal Reserve’s decision to delay raising near-term interest rates until mid-December. Investors also drew courage from a rate cut in China and economic stimulus in Europe. But continued oil-price weakness and U.S.-dollar strength, plus fresh worries about China and the Middle East, pushed the S&P 500® to its worst January since 2009, followed by a volatile but ultimately flattish February. Overall, growth-oriented and larger-cap stocks fared better than value and smaller-cap complements. In this environment, the tech-heavy Nasdaq Composite Index® returned -7.07% for the 12 months; the Russell 2000® Index, -14.97%. Few sectors within the broad-market S&P 500® gained ground, with a wide gap separating leaders from laggards. Despite increased competition among wireless carriers, telecommunication services (+8%) led the way, followed by the more defensive utilities sector (+6%). Rising wages and low inflation buoyed consumer staples (+4%), less so consumer discretionary (0%). Meanwhile, energy (-24%) foundered amid commodity weakness that also hurt materials (-17%). The financials sector(-12%) struggled as well.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes struggled along with the stock market, returning about -6%, roughly in line with the S&P 500® index. The biggest individual detractor was consumer electronics manufacturer Apple (-23%), which faltered as investors worried about a possible decline in iPhone sales. Communications chipmaker Qualcomm (-27%) also performed poorly, reflecting weaker-than-expected earnings and difficulty obtaining licensing revenue from Chinese customers. Elsewhere, energy stocks, including exploration and production firms ConocoPhillips (-46%) and Chevron (-18%), as well as pipeline operator Kinder Morgan (-54%), saw their shares drop along with the price of oil. Financials also lost ground, as it became clear late in the period that rates would not rise as quickly as anticipated, making the lending environment less attractive. Citigroup (-26%), Bank of America (-20%) and Wells Fargo (-12%) detracted. On the positive side, several technology companies contributed meaningfully, led by software maker Microsoft (+19%); social networking leader Facebook (+35%); and Internet search giant Alphabet (+9%), parent company of Google.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	3.7
Microsoft Corp.	2.4	2.0
Exxon Mobil Corp.	1.9	1.8
Johnson & Johnson	1.7	1.5
General Electric Co.	1.6	1.4
Berkshire Hathaway, Inc. Class B	1.5	1.4
Facebook, Inc. Class A	1.4	1.1
AT&T, Inc.	1.3	1.1
Procter & Gamble Co.	1.3	1.1
Wells Fargo & Co.	1.3	1.4
	17.5

Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.7	19.7
Financials	15.6	16.4
Health Care	14.5	15.1
Consumer Discretionary	12.7	12.8
Consumer Staples	10.5	9.6
Industrials	10.0	9.7
Energy	6.5	7.2
Utilities	3.3	2.9
Materials	2.8	2.9
Telecommunication Services	2.7	2.4

Investments February 29, 2016

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.3%
BorgWarner, Inc.	1,138,118	$37,194
Delphi Automotive PLC	1,422,174	94,831
Johnson Controls, Inc.	3,288,643	119,904
The Goodyear Tire & Rubber Co.	1,365,406	41,126
		293,055
Automobiles - 0.6%
Ford Motor Co.	19,791,345	247,590
General Motors Co.	7,190,492	211,688
Harley-Davidson, Inc.	974,188	42,056
		501,334
Distributors - 0.1%
Genuine Parts Co.	765,514	69,011
Diversified Consumer Services - 0.0%
H&R Block, Inc. (a)	1,197,602	39,377
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	2,337,146	112,090
Chipotle Mexican Grill, Inc. (a)(b)	158,360	80,631
Darden Restaurants, Inc. (a)	585,574	37,406
Marriott International, Inc. Class A (a)	979,198	66,732
McDonald's Corp.	4,662,402	546,387
Royal Caribbean Cruises Ltd.	871,296	64,798
Starbucks Corp.	7,539,216	438,858
Starwood Hotels & Resorts Worldwide, Inc.	856,585	59,199
Wyndham Worldwide Corp. (a)	589,539	42,942
Wynn Resorts Ltd. (a)	412,581	34,030
Yum! Brands, Inc.	2,075,279	150,395
		1,633,468
Household Durables - 0.4%
D.R. Horton, Inc.	1,666,187	44,521
Garmin Ltd. (a)	599,218	24,274
Harman International Industries, Inc.	360,921	27,675
Leggett & Platt, Inc.	691,041	30,862
Lennar Corp. Class A (a)	909,103	38,128
Mohawk Industries, Inc. (b)	322,819	58,020
Newell Rubbermaid, Inc. (a)	1,356,226	51,550
PulteGroup, Inc.	1,613,227	27,731
Whirlpool Corp.	397,038	61,668
		364,429
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (b)	1,951,751	1,078,381
Expedia, Inc.	597,601	62,216
Netflix, Inc. (b)	2,170,104	202,709
Priceline Group, Inc. (b)	252,783	319,824
TripAdvisor, Inc. (a)(b)	573,732	35,916
		1,699,046
Leisure Products - 0.1%
Hasbro, Inc.	569,511	43,209
Mattel, Inc.	1,723,103	56,035
		99,244
Media - 3.1%
Cablevision Systems Corp. - NY Group Class A	1,130,070	36,761
CBS Corp. Class B	2,202,169	106,541
Comcast Corp. Class A	12,398,658	715,775
Discovery Communications, Inc.:
Class A (a)(b)	759,131	18,978
Class C (non-vtg.) (a)(b)	1,309,881	32,289
Interpublic Group of Companies, Inc.	2,063,271	44,133
News Corp.:
Class A	1,937,332	20,962
Class B	547,366	6,245
Omnicom Group, Inc.	1,230,073	95,712
Scripps Networks Interactive, Inc. Class A	480,422	28,460
Tegna, Inc.	1,125,668	27,736
The Walt Disney Co.	7,722,637	737,666
Time Warner Cable, Inc.	1,437,965	274,450
Time Warner, Inc.	4,059,437	268,735
Twenty-First Century Fox, Inc.:
Class A	5,944,606	160,623
Class B	2,189,466	59,466
Viacom, Inc. Class B (non-vtg.)	1,762,774	64,958
		2,699,490
Multiline Retail - 0.7%
Dollar General Corp.	1,477,251	109,686
Dollar Tree, Inc. (b)	1,192,199	95,674
Kohl's Corp. (a)	963,829	44,982
Macy's, Inc.	1,596,234	68,973
Nordstrom, Inc. (a)	690,870	35,455
Target Corp.	3,128,064	245,397
		600,167
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	371,868	55,200
AutoNation, Inc. (a)(b)	387,579	19,949
AutoZone, Inc. (a)(b)	154,791	119,896
Bed Bath & Beyond, Inc. (a)(b)	847,410	40,633
Best Buy Co., Inc. (a)	1,513,969	49,037
CarMax, Inc. (a)(b)	1,028,899	47,597
GameStop Corp. Class A (a)	535,631	16,508
Gap, Inc. (a)	1,163,197	32,162
Home Depot, Inc.	6,437,788	799,058
L Brands, Inc.	1,293,274	109,657
Lowe's Companies, Inc.	4,646,534	313,780
O'Reilly Automotive, Inc. (a)(b)	500,854	130,382
Ross Stores, Inc.	2,056,452	113,064
Signet Jewelers Ltd.	403,831	43,775
Staples, Inc.	3,268,058	30,883
Tiffany & Co., Inc.	566,378	36,803
TJX Companies, Inc.	3,399,598	251,910
Tractor Supply Co.	682,094	57,685
Urban Outfitters, Inc. (a)(b)	440,824	11,677
		2,279,656
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	1,409,124	54,871
Hanesbrands, Inc.	1,989,514	56,681
Michael Kors Holdings Ltd. (b)	934,532	52,941
NIKE, Inc. Class B	6,852,075	422,019
PVH Corp.	419,120	33,173
Ralph Lauren Corp.	298,629	27,104
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	914,556	76,539
VF Corp.	1,731,700	112,751
		836,079

TOTAL CONSUMER DISCRETIONARY		11,114,356

CONSUMER STAPLES - 10.5%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.)	516,049	50,815
Coca-Cola Enterprises, Inc.	1,060,181	51,429
Constellation Brands, Inc. Class A (sub. vtg.)	879,176	124,342
Dr. Pepper Snapple Group, Inc.	959,117	87,788
Molson Coors Brewing Co. Class B	921,485	78,575
Monster Beverage Corp.	761,712	95,595
PepsiCo, Inc.	7,397,302	723,604
The Coca-Cola Co.	19,874,153	857,172
		2,069,320
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	2,220,976	333,213
CVS Health Corp.	5,622,509	546,339
Kroger Co.	4,942,705	197,263
Sysco Corp.	2,665,733	117,639
Wal-Mart Stores, Inc.	7,966,381	528,490
Walgreens Boots Alliance, Inc.	4,422,765	349,133
Whole Foods Market, Inc.	1,732,821	54,255
		2,126,332
Food Products - 1.8%
Archer Daniels Midland Co.	3,030,005	105,929
Campbell Soup Co. (a)	911,939	56,312
ConAgra Foods, Inc.	2,198,147	92,454
General Mills, Inc.	3,034,819	178,599
Hormel Foods Corp. (a)	1,369,973	58,238
Kellogg Co.	1,295,633	95,903
Keurig Green Mountain, Inc.	589,825	54,229
McCormick & Co., Inc. (non-vtg.)	590,469	55,067
Mead Johnson Nutrition Co. Class A	946,464	69,811
Mondelez International, Inc.	8,069,149	327,043
The Hershey Co.	729,549	66,309
The J.M. Smucker Co.	607,661	77,519
The Kraft Heinz Co.	3,019,106	232,532
Tyson Foods, Inc. Class A	1,501,161	97,200
		1,567,145
Household Products - 2.0%
Church & Dwight Co., Inc.	665,790	60,427
Clorox Co.	655,472	82,865
Colgate-Palmolive Co.	4,554,208	298,938
Kimberly-Clark Corp.	1,843,137	240,161
Procter & Gamble Co.	13,813,972	1,109,124
		1,791,515
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	1,130,161	103,218
Tobacco - 1.8%
Altria Group, Inc.	9,955,537	612,962
Philip Morris International, Inc.	7,866,700	716,106
Reynolds American, Inc.	4,208,711	212,245
		1,541,313

TOTAL CONSUMER STAPLES		9,198,843

ENERGY - 6.5%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	2,214,274	94,926
Cameron International Corp. (b)	970,405	63,620
Diamond Offshore Drilling, Inc. (a)	327,326	6,550
Ensco PLC Class A (a)	1,195,901	10,368
FMC Technologies, Inc. (b)	1,157,590	28,396
Halliburton Co.	4,345,473	140,272
Helmerich & Payne, Inc. (a)	547,299	28,990
National Oilwell Varco, Inc. (a)	1,907,897	55,844
Schlumberger Ltd.	6,403,377	459,250
Transocean Ltd. (United States) (a)	1,736,090	15,017
		903,233
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	2,580,145	97,917
Apache Corp.	1,919,403	73,475
Cabot Oil & Gas Corp. (a)	2,324,905	46,800
California Resources Corp.	364,099	205
Chesapeake Energy Corp. (a)	2,627,809	6,859
Chevron Corp.	9,556,225	797,371
Cimarex Energy Co.	480,138	40,346
Columbia Pipeline Group, Inc.	1,975,774	35,860
Concho Resources, Inc. (b)	655,741	59,174
ConocoPhillips Co.	6,269,014	212,081
CONSOL Energy, Inc. (a)	1,163,044	10,037
Devon Energy Corp.	2,591,101	50,993
EOG Resources, Inc.	2,791,190	180,702
EQT Corp.	774,537	43,173
Exxon Mobil Corp.	21,137,725	1,694,189
Hess Corp. (a)	1,326,885	57,852
Kinder Morgan, Inc.	9,291,201	168,078
Marathon Oil Corp.	3,438,853	28,233
Marathon Petroleum Corp.	2,706,227	92,688
Murphy Oil Corp.	821,065	14,106
Newfield Exploration Co. (b)	973,097	26,497
Noble Energy, Inc.	2,161,106	63,753
Occidental Petroleum Corp.	3,877,943	266,880
ONEOK, Inc. (a)	1,062,629	25,503
Phillips 66 Co.	2,410,648	191,381
Pioneer Natural Resources Co.	819,412	98,764
Range Resources Corp. (a)	859,993	20,408
Southwestern Energy Co. (a)(b)	1,951,996	11,283
Spectra Energy Corp.	3,409,154	99,547
Tesoro Corp.	611,292	49,319
The Williams Companies, Inc.	3,464,374	55,395
Valero Energy Corp.	2,444,878	146,888
		4,765,757

TOTAL ENERGY		5,668,990

FINANCIALS - 15.6%
Banks - 5.2%
Bank of America Corp.	52,870,374	661,937
BB&T Corp.	3,961,287	127,395
Citigroup, Inc.	15,126,110	587,649
Citizens Financial Group, Inc.	2,680,006	51,537
Comerica, Inc.	897,389	30,314
Fifth Third Bancorp	4,033,292	61,548
Huntington Bancshares, Inc. (a)	4,045,113	35,395
JPMorgan Chase & Co.	18,691,293	1,052,320
KeyCorp	4,241,657	44,749
M&T Bank Corp.	812,355	83,307
Peoples United Financial, Inc. (a)	1,575,238	23,014
PNC Financial Services Group, Inc.	2,578,434	209,652
Regions Financial Corp.	6,628,645	49,847
SunTrust Banks, Inc.	2,587,609	85,857
U.S. Bancorp	8,348,718	321,593
Wells Fargo & Co.	23,601,227	1,107,370
Zions Bancorporation	1,037,246	22,114
		4,555,598
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (b)	274,378	38,053
Ameriprise Financial, Inc.	884,071	74,218
Bank of New York Mellon Corp.	5,549,575	196,399
BlackRock, Inc. Class A	641,172	200,020
Charles Schwab Corp.	6,083,143	152,383
E*TRADE Financial Corp. (b)	1,487,253	34,891
Franklin Resources, Inc.	1,924,095	68,979
Goldman Sachs Group, Inc.	2,014,173	301,179
Invesco Ltd.	2,152,200	57,550
Legg Mason, Inc.	547,004	15,622
Morgan Stanley	7,668,464	189,411
Northern Trust Corp.	1,103,599	65,532
State Street Corp.	2,048,739	112,230
T. Rowe Price Group, Inc.	1,274,959	88,112
		1,594,579
Consumer Finance - 0.7%
American Express Co.	4,247,964	236,102
Capital One Financial Corp.	2,701,510	177,570
Discover Financial Services	2,170,591	100,759
Navient Corp.	1,839,659	19,924
Synchrony Financial (b)	4,233,832	114,102
		648,457
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (b)	9,512,574	1,276,302
Broadcom Ltd.	1,974,391	264,509
CME Group, Inc.	1,717,411	157,040
IntercontinentalExchange, Inc.	602,934	143,776
Leucadia National Corp.	1,692,622	24,458
McGraw Hill Financial, Inc.	1,372,474	123,166
Moody's Corp.	873,342	77,553
The NASDAQ OMX Group, Inc.	583,750	36,946
		2,103,750
Insurance - 2.6%
AFLAC, Inc.	2,166,809	128,968
Allstate Corp.	1,966,584	124,799
American International Group, Inc.	6,281,053	315,309
Aon PLC	1,390,840	132,533
Assurant, Inc.	334,304	23,769
Chubb Ltd.	2,339,990	270,339
Cincinnati Financial Corp.	748,777	47,278
Hartford Financial Services Group, Inc.	2,079,834	87,603
Lincoln National Corp.	1,256,558	45,902
Loews Corp.	1,421,377	51,667
Marsh & McLennan Companies, Inc.	2,648,718	151,109
MetLife, Inc.	5,644,388	223,292
Pricoa Global Funding I	2,279,841	150,675
Principal Financial Group, Inc.	1,382,419	52,269
Progressive Corp.	2,967,855	94,734
The Travelers Companies, Inc.	1,544,701	166,086
Torchmark Corp.	582,385	29,830
Unum Group	1,236,126	35,267
Willis Group Holdings PLC	698,027	79,100
XL Group PLC Class A	1,511,900	51,979
		2,262,508
Real Estate Investment Trusts - 2.8%
American Tower Corp.	2,150,718	198,296
Apartment Investment & Management Co. Class A	794,258	29,078
AvalonBay Communities, Inc.	695,006	119,291
Boston Properties, Inc.	779,797	89,006
Crown Castle International Corp.	1,694,760	146,597
Equinix, Inc.	347,993	105,682
Equity Residential (SBI)	1,849,576	137,775
Essex Property Trust, Inc.	335,299	70,171
Extra Space Storage, Inc.	626,865	51,497
Federal Realty Investment Trust (SBI)	352,623	52,209
General Growth Properties, Inc.	2,956,588	81,365
HCP, Inc. (a)	2,361,296	69,847
Host Hotels & Resorts, Inc.	3,816,378	58,429
Iron Mountain, Inc.	975,656	28,665
Kimco Realty Corp.	2,098,621	56,138
Prologis, Inc.	2,662,240	102,390
Public Storage	747,334	186,452
Realty Income Corp.	1,267,368	74,192
Simon Property Group, Inc.	1,571,059	298,077
SL Green Realty Corp.	506,252	44,641
The Macerich Co.	683,337	54,038
Ventas, Inc.	1,690,753	94,124
Vornado Realty Trust	899,895	77,715
Welltower, Inc.	1,796,860	114,604
Weyerhaeuser Co.	4,002,177	103,977
		2,444,256
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	1,476,186	37,510

TOTAL FINANCIALS		13,646,658

HEALTH CARE - 14.5%
Biotechnology - 3.3%
AbbVie, Inc.	8,300,586	453,295
Alexion Pharmaceuticals, Inc. (b)	1,144,104	161,090
Amgen, Inc.	3,830,173	544,957
Baxalta, Inc.	2,962,776	114,126
Biogen, Inc. (b)	1,131,812	293,615
Celgene Corp. (a)(b)	3,989,239	402,235
Gilead Sciences, Inc.	7,317,731	638,472
Regeneron Pharmaceuticals, Inc. (b)	394,198	151,380
Vertex Pharmaceuticals, Inc. (b)	1,247,652	106,662
		2,865,832
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	7,574,353	293,430
Baxter International, Inc.	2,777,537	109,740
Becton, Dickinson & Co.	1,070,037	157,777
Boston Scientific Corp. (b)	6,830,358	115,979
C.R. Bard, Inc.	375,163	72,174
Dentsply Sirona, Inc. (a)	1,225,095	74,682
Edwards Lifesciences Corp. (b)	1,095,288	95,290
Intuitive Surgical, Inc. (b)	189,724	106,826
Medtronic PLC	7,139,893	552,556
St. Jude Medical, Inc.	1,435,233	77,058
Stryker Corp.	1,603,708	160,178
Varian Medical Systems, Inc. (a)(b)	491,943	38,480
Zimmer Biomet Holdings, Inc.	908,671	87,968
		1,942,138
Health Care Providers & Services - 2.7%
Aetna, Inc.	1,770,558	192,336
AmerisourceBergen Corp.	991,915	85,920
Anthem, Inc.	1,325,608	173,244
Cardinal Health, Inc.	1,670,433	136,474
Cigna Corp.	1,307,989	182,608
DaVita HealthCare Partners, Inc. (b)	846,385	55,836
Express Scripts Holding Co. (a)(b)	3,433,857	241,675
HCA Holdings, Inc. (b)	1,593,880	110,312
Henry Schein, Inc. (b)	421,065	69,665
Humana, Inc.	752,622	133,192
Laboratory Corp. of America Holdings (b)	513,853	56,442
McKesson Corp.	1,168,401	181,827
Patterson Companies, Inc.	424,087	18,422
Quest Diagnostics, Inc.	727,873	48,425
Tenet Healthcare Corp. (a)(b)	506,079	12,561
UnitedHealth Group, Inc.	4,839,498	576,384
Universal Health Services, Inc. Class B	463,026	51,104
		2,326,427
Health Care Technology - 0.1%
Cerner Corp. (b)	1,545,993	78,938
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,682,731	62,850
Illumina, Inc. (b)	743,360	111,682
PerkinElmer, Inc.	568,356	26,861
Thermo Fisher Scientific, Inc.	2,026,459	261,798
Waters Corp. (b)	414,657	49,887
		513,078
Pharmaceuticals - 5.6%
Allergan PLC (b)	2,001,208	580,570
Bristol-Myers Squibb Co.	8,470,883	524,602
Eli Lilly & Co.	4,955,672	356,808
Endo Health Solutions, Inc. (b)	1,056,976	44,192
Johnson & Johnson	14,049,426	1,478,140
Mallinckrodt PLC (a)(b)	588,732	38,285
Merck & Co., Inc.	14,184,485	712,203
Mylan N.V. (a)	2,097,390	94,529
Perrigo Co. PLC	743,370	93,850
Pfizer, Inc.	31,344,015	929,977
Zoetis, Inc. Class A	2,325,978	95,505
		4,948,661

TOTAL HEALTH CARE		12,675,074

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.5%
General Dynamics Corp.	1,508,860	205,612
Honeywell International, Inc.	3,913,258	396,609
L-3 Communications Holdings, Inc.	398,023	46,692
Lockheed Martin Corp.	1,341,875	289,563
Northrop Grumman Corp.	926,067	178,009
Raytheon Co.	1,528,854	189,349
Rockwell Collins, Inc.	667,425	58,446
Textron, Inc.	1,389,586	47,454
The Boeing Co.	3,197,794	377,915
United Technologies Corp.	3,949,770	381,627
		2,171,276
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	729,270	50,925
Expeditors International of Washington, Inc.	946,530	43,332
FedEx Corp.	1,333,440	182,521
United Parcel Service, Inc. Class B	3,534,733	341,278
		618,056
Airlines - 0.6%
American Airlines Group, Inc.	3,200,541	131,222
Delta Air Lines, Inc.	3,993,398	192,642
Southwest Airlines Co.	3,302,240	138,529
United Continental Holdings, Inc. (b)	1,892,979	108,392
		570,785
Building Products - 0.1%
Allegion PLC	487,002	30,681
Masco Corp.	1,708,469	48,179
		78,860
Commercial Services & Supplies - 0.4%
ADT Corp.	837,484	33,809
Cintas Corp.	444,024	37,294
Pitney Bowes, Inc.	1,000,540	18,130
Republic Services, Inc.	1,216,563	55,597
Stericycle, Inc. (a)(b)	431,520	49,163
Tyco International Ltd.	2,146,584	75,517
Waste Management, Inc.	2,108,423	117,755
		387,265
Construction & Engineering - 0.1%
Fluor Corp.	719,049	33,105
Jacobs Engineering Group, Inc. (a)(b)	622,300	24,052
Quanta Services, Inc. (b)	811,187	16,459
		73,616
Electrical Equipment - 0.5%
AMETEK, Inc.	1,207,874	56,057
Eaton Corp. PLC	2,349,912	133,264
Emerson Electric Co.	3,323,576	162,290
Rockwell Automation, Inc.	670,319	69,774
		421,385
Industrial Conglomerates - 2.6%
3M Co.	3,126,342	490,429
Danaher Corp.	3,027,253	270,243
General Electric Co.	47,921,708	1,396,439
Roper Technologies, Inc.	511,847	85,954
		2,243,065
Machinery - 1.2%
Caterpillar, Inc.	2,956,349	200,145
Cummins, Inc.	834,033	81,377
Deere & Co. (a)	1,582,980	126,923
Dover Corp.	786,855	47,825
Flowserve Corp. (a)	664,500	27,922
Illinois Tool Works, Inc.	1,661,099	156,559
Ingersoll-Rand PLC	1,325,502	73,645
PACCAR, Inc.	1,794,707	92,427
Parker Hannifin Corp.	690,452	69,874
Pentair PLC (a)	915,257	43,667
Snap-On, Inc.	294,876	42,660
Stanley Black & Decker, Inc.	760,248	71,471
Xylem, Inc.	910,748	34,071
		1,068,566
Professional Services - 0.3%
Dun & Bradstreet Corp.	183,469	17,574
Equifax, Inc.	601,573	63,093
Nielsen Holdings PLC	1,848,540	93,056
Robert Half International, Inc.	673,726	26,538
Verisk Analytics, Inc. (b)	791,464	57,650
		257,911
Road & Rail - 0.8%
CSX Corp.	4,950,378	119,502
J.B. Hunt Transport Services, Inc.	459,703	35,071
Kansas City Southern	554,149	45,280
Norfolk Southern Corp.	1,516,018	110,927
Ryder System, Inc.	271,271	15,386
Union Pacific Corp.	4,336,882	342,007
		668,173
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	1,470,954	66,620
United Rentals, Inc. (b)	471,343	24,307
W.W. Grainger, Inc. (a)	293,312	63,619
		154,546

TOTAL INDUSTRIALS		8,713,504

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.4%
Cisco Systems, Inc.	25,774,282	674,771
F5 Networks, Inc. (b)	357,351	34,366
Harris Corp.	631,719	49,287
Juniper Networks, Inc.	1,802,465	44,521
Motorola Solutions, Inc.	815,825	59,955
Qualcomm, Inc.	7,632,105	387,635
		1,250,535
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,565,225	83,066
Corning, Inc.	5,650,548	103,405
FLIR Systems, Inc.	701,389	21,715
TE Connectivity Ltd.	1,961,506	111,649
		319,835
Internet Software & Services - 4.2%
Akamai Technologies, Inc. (b)	903,502	48,762
Alphabet, Inc.:
Class A	1,479,246	1,060,945
Class C	1,508,724	1,052,742
eBay, Inc. (b)	5,608,722	133,488
Facebook, Inc. Class A (b)	11,528,465	1,232,623
VeriSign, Inc. (a)(b)	498,245	42,097
Yahoo!, Inc. (b)	4,411,450	140,240
		3,710,897
IT Services - 3.6%
Accenture PLC Class A	3,172,508	318,076
Alliance Data Systems Corp. (b)	310,434	65,231
Automatic Data Processing, Inc.	2,341,823	198,329
Cognizant Technology Solutions Corp. Class A (b)	3,087,529	175,927
CSRA, Inc.	699,200	18,144
Fidelity National Information Services, Inc.	1,408,703	82,057
Fiserv, Inc. (b)	1,160,429	110,972
IBM Corp.	4,531,761	593,797
MasterCard, Inc. Class A	5,027,890	437,024
Paychex, Inc.	1,629,302	83,730
PayPal Holdings, Inc. (b)	5,644,957	215,299
Teradata Corp. (a)(b)	675,320	16,849
The Western Union Co.	2,565,613	46,848
Total System Services, Inc.	859,484	37,456
Visa, Inc. Class A	9,883,247	715,448
Xerox Corp.	4,832,140	46,437
		3,161,624
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	1,584,520	83,964
Applied Materials, Inc.	5,834,834	110,103
First Solar, Inc. (a)(b)	384,323	27,621
Intel Corp.	23,961,179	709,011
KLA-Tencor Corp.	791,831	53,639
Lam Research Corp.	804,251	58,952
Linear Technology Corp.	1,214,282	52,967
Microchip Technology, Inc. (a)	1,031,372	45,886
Micron Technology, Inc. (b)	5,513,021	58,603
NVIDIA Corp.	2,595,160	81,384
Qorvo, Inc. (a)(b)	655,545	29,552
Skyworks Solutions, Inc.	970,588	64,496
Texas Instruments, Inc.	5,150,775	273,094
Xilinx, Inc.	1,304,815	61,613
		1,710,885
Software - 4.2%
Activision Blizzard, Inc.	2,561,734	81,130
Adobe Systems, Inc. (b)	2,532,700	215,659
Autodesk, Inc. (b)	1,148,547	59,426
CA Technologies, Inc.	1,502,470	44,007
Citrix Systems, Inc. (b)	781,056	55,182
Electronic Arts, Inc. (b)	1,578,158	101,381
Intuit, Inc.	1,340,506	129,546
Microsoft Corp.	40,559,401	2,063,662
Oracle Corp.	16,256,220	597,904
Red Hat, Inc. (b)	928,200	60,658
Salesforce.com, Inc. (b)	3,169,233	214,716
Symantec Corp.	3,430,049	66,234
		3,689,505
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	28,309,282	2,737,233
EMC Corp.	9,844,632	257,240
Hewlett Packard Enterprise Co.	9,130,661	121,164
HP, Inc.	9,172,247	98,051
NetApp, Inc.	1,484,405	36,873
SanDisk Corp.	1,019,028	73,635
Seagate Technology LLC (a)	1,518,364	47,616
Western Digital Corp.	1,176,560	51,216
		3,423,028

TOTAL INFORMATION TECHNOLOGY		17,266,309

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	984,466	130,412
Airgas, Inc.	329,293	46,602
CF Industries Holdings, Inc.	1,183,461	43,149
E.I. du Pont de Nemours & Co.	4,450,041	270,874
Eastman Chemical Co.	754,571	48,406
Ecolab, Inc.	1,349,491	138,390
FMC Corp.	678,484	25,538
International Flavors & Fragrances, Inc. (a)	407,477	42,088
LyondellBasell Industries NV Class A	1,825,676	146,437
Monsanto Co.	2,233,315	200,976
PPG Industries, Inc.	1,367,239	131,980
Praxair, Inc.	1,446,333	147,222
Sherwin-Williams Co.	401,820	108,692
The Dow Chemical Co.	5,709,834	277,555
The Mosaic Co.	1,702,716	45,377
		1,803,698
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	335,837	47,897
Vulcan Materials Co.	676,940	66,699
		114,596
Containers & Packaging - 0.3%
Avery Dennison Corp.	462,579	30,123
Ball Corp.	692,183	45,843
International Paper Co.	2,105,004	75,149
Owens-Illinois, Inc. (b)	816,670	12,217
Sealed Air Corp.	1,002,439	45,842
WestRock Co.	1,305,521	44,087
		253,261
Metals & Mining - 0.3%
Alcoa, Inc. (a)	6,652,307	59,405
Freeport-McMoRan, Inc. (a)	6,346,996	48,428
Newmont Mining Corp.	2,686,648	69,396
Nucor Corp.	1,622,876	63,844
		241,073

TOTAL MATERIALS		2,412,628

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	31,237,375	1,154,221
CenturyLink, Inc.	2,787,621	85,273
Frontier Communications Corp.	5,931,709	32,091
Level 3 Communications, Inc. (b)	1,465,274	71,139
Verizon Communications, Inc.	20,660,096	1,048,087
		2,390,811
UTILITIES - 3.3%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	2,492,171	153,892
Duke Energy Corp.	3,495,082	259,615
Edison International	1,654,337	112,760
Entergy Corp.	905,777	65,406
Eversource Energy	1,610,568	87,454
Exelon Corp.	4,669,175	147,032
FirstEnergy Corp.	2,148,037	71,895
NextEra Energy, Inc.	2,338,416	263,820
Pepco Holdings, Inc.	1,287,765	33,714
Pinnacle West Capital Corp.	562,852	38,741
PPL Corp.	3,411,089	119,354
Southern Co.	4,615,226	222,362
Xcel Energy, Inc.	2,576,865	101,889
		1,677,934
Gas Utilities - 0.0%
AGL Resources, Inc.	610,530	39,471
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,595,259	17,197
The AES Corp.	3,416,522	33,482
		50,679
Multi-Utilities - 1.3%
Ameren Corp.	1,232,003	57,843
CenterPoint Energy, Inc.	2,184,697	40,701
CMS Energy Corp.	1,406,880	55,656
Consolidated Edison, Inc.	1,488,711	104,225
Dominion Resources, Inc.	3,022,866	211,359
DTE Energy Co.	911,307	76,659
NiSource, Inc.	1,618,083	34,756
PG&E Corp.	2,490,328	141,276
Public Service Enterprise Group, Inc.	2,569,071	109,597
SCANA Corp.	725,675	47,183
Sempra Energy	1,197,295	115,551
TECO Energy, Inc.	1,194,408	32,810
WEC Energy Group, Inc. (a)	1,602,916	90,324
		1,117,940

TOTAL UTILITIES		2,886,024

TOTAL COMMON STOCKS
(Cost $55,312,370)		85,973,197
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.43% 3/3/16 to 9/15/16 (c)
(Cost $73,932)	74,000	73,926
	Shares	Value (000s)

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.40% (d)	1,252,679,422	$1,252,679
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	1,906,781,166	1,906,781
TOTAL MONEY MARKET FUNDS
(Cost $3,159,460)		3,159,460
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $58,545,762)		89,206,583
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(1,774,574)
NET ASSETS - 100%		$87,432,009

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,019 CME E-mini S&P 500 Index Contracts (United States)	March 2016	98,308	$(833)
2,855 CME S&P 500 Index Contracts (United States)	March 2016	1,377,181	13,432
TOTAL FUTURES CONTRACTS			$12,599

The face value of futures purchased as a percentage of Net Assets is 1.7%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $71,426,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,052
Fidelity Securities Lending Cash Central Fund	8,337
Total	$10,389

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$11,114,356	$11,114,356	$--	$--
Consumer Staples	9,198,843	9,198,843	--	--
Energy	5,668,990	5,668,990	--	--
Financials	13,646,658	13,646,658	--	--
Health Care	12,675,074	12,675,074	--	--
Industrials	8,713,504	8,713,504	--	--
Information Technology	17,266,309	17,266,309	--	--
Materials	2,412,628	2,412,628	--	--
Telecommunication Services	2,390,811	2,390,811	--	--
Utilities	2,886,024	2,886,024	--	--
U.S. Government and Government Agency Obligations	73,926	--	73,926	--
Money Market Funds	3,159,460	3,159,460	--	--
Total Investments in Securities:	$89,206,583	$89,132,657	$73,926	$--
Derivative Instruments:
Assets
Futures Contracts	$13,432	$13,432	$--	$--
Total Assets	$13,432	$13,432	$--	$--
Liabilities
Futures Contracts	$(833)	$(833)	$--	$--
Total Liabilities	$(833)	$(833)	$--	$--
Total Derivative Instruments:	$12,599	$12,599	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$13,432	$(833)
Total Equity Risk	13,432	(833)
Total Value of Derivatives	$13,432	$(833)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016
Assets
Investment in securities, at value (including securities loaned of $1,851,950) — See accompanying schedule: Unaffiliated issuers (cost $55,386,302)	$86,047,123
Fidelity Central Funds (cost $3,159,460)	3,159,460
Total Investments (cost $58,545,762)		$89,206,583
Receivable for investments sold		17,391
Receivable for fund shares sold		136,573
Dividends receivable		212,130
Distributions receivable from Fidelity Central Funds		1,077
Receivable from investment adviser for expense reductions		1,068
Other receivables		1,863
Total assets		89,576,685
Liabilities
Payable to custodian bank	$66
Payable for investments purchased	142,717
Payable for fund shares redeemed	79,049
Accrued management fee	1,783
Payable for daily variation margin for derivative instruments	9,664
Other affiliated payables	2,760
Other payables and accrued expenses	1,856
Collateral on securities loaned, at value	1,906,781
Total liabilities		2,144,676
Net Assets		$87,432,009
Net Assets consist of:
Paid in capital		$56,839,472
Undistributed net investment income		318,458
Accumulated undistributed net realized gain (loss) on investments		(399,341)
Net unrealized appreciation (depreciation) on investments		30,673,420
Net Assets		$87,432,009
Investor Class:
Net Asset Value, offering price and redemption price per share ($7,635,247 ÷ 112,061 shares)		$68.13
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($49,214,737 ÷ 722,203 shares)		$68.15
Institutional Class:
Net Asset Value, offering price and redemption price per share ($23,860,484 ÷ 350,126 shares)		$68.15
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($6,721,541 ÷ 98,630 shares)		$68.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 29, 2016
Investment Income
Dividends		$1,871,047
Interest		129
Income from Fidelity Central Funds		10,389
Total income		1,881,565
Expenses
Management fee	$22,279
Transfer agent fees	34,424
Independent trustees' compensation	388
Miscellaneous	126
Total expenses before reductions	57,217
Expense reductions	(13,556)	43,661
Net investment income (loss)		1,837,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	195,961
Futures contracts	(4,141)
Total net realized gain (loss)		191,820
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,569,316)
Futures contracts	(25,833)
Total change in net unrealized appreciation (depreciation)		(7,595,149)
Net gain (loss)		(7,403,329)
Net increase (decrease) in net assets resulting from operations		$(5,565,425)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2016	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,837,904	$1,648,783
Net realized gain (loss)	191,820	868,409
Change in net unrealized appreciation (depreciation)	(7,595,149)	8,910,238
Net increase (decrease) in net assets resulting from operations	(5,565,425)	11,427,430
Distributions to shareholders from net investment income	(1,909,653)	(1,488,079)
Distributions to shareholders from net realized gain	(563,349)	(181,095)
Total distributions	(2,473,002)	(1,669,174)
Share transactions - net increase (decrease)	6,532,800	8,551,256
Total increase (decrease) in net assets	(1,505,627)	18,309,512
Net Assets
Beginning of period	88,937,636	70,628,124
End of period (including undistributed net investment income of $318,458 and undistributed net investment income of $391,176, respectively)	$87,432,009	$88,937,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan 500 Index Fund Investor Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$74.71	$66.10	$53.81	$48.49	$47.09
Income from Investment Operations
Net investment income (loss)B	1.45	1.44	1.19	1.10	.89
Net realized and unrealized gain (loss)	(6.05)	8.64	12.26	5.28	1.40
Total from investment operations	(4.60)	10.08	13.45	6.38	2.29
Distributions from net investment income	(1.52)	(1.31)	(1.16)	(1.06)	(.89)
Distributions from net realized gain	(.46)	(.16)	–	–	–
Total distributions	(1.98)	(1.47)	(1.16)	(1.06)	(.89)
Net asset value, end of period	$68.13	$74.71	$66.10	$53.81	$48.49
Total ReturnC	(6.26)%	15.40%	25.27%	13.36%	5.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%F	.10%F	.10%F	.10%F	.10%
Expenses net of all reductions	.10%F	.10%F	.10%F	.10%F	.10%
Net investment income (loss)	2.02%	2.06%	1.98%	2.21%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$7,635	$7,315	$5,751	$4,705	$13,407
Portfolio turnover rateG	5%	4%	4%	4%	5%H

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount represents .095%.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan 500 Index Fund Fidelity Advantage Class

Years ended February 28,	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$74.72	$66.11	$53.82	$48.50	$47.10
Income from Investment Operations
Net investment income (loss)B	1.48	1.48	1.22	1.13	.90
Net realized and unrealized gain (loss)	(6.04)	8.63	12.26	5.27	1.40
Total from investment operations	(4.56)	10.11	13.48	6.40	2.30
Distributions from net investment income	(1.55)	(1.34)	(1.19)	(1.08)	(.90)
Distributions from net realized gain	(.46)	(.16)	–	–	–
Total distributions	(2.01)	(1.50)	(1.19)	(1.08)	(.90)
Redemption fees added to paid in capitalB	–	–	–	–	–
Net asset value, end of period	$68.15	$74.72	$66.11	$53.82	$48.50
Total ReturnC	(6.21)%	15.45%	25.32%	13.39%	5.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06%	.07%
Expenses net of all reductions	.05%	.05%	.05%	.06%	.07%
Net investment income (loss)	2.06%	2.11%	2.02%	2.25%	1.99%
Supplemental Data
Net assets, end of period (in millions)	$49,215	$49,784	$38,736	$28,996	$16,230
Portfolio turnover rateF	5%	4%	4%	4%	5%G

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan 500 Index Fund Institutional Class

Years ended February 28,	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$74.73	$66.11	$53.82	$48.50	$47.74
Income from Investment Operations
Net investment income (loss)C	1.49	1.48	1.22	1.13	.79
Net realized and unrealized gain (loss)	(6.05)	8.64	12.26	5.28	.68
Total from investment operations	(4.56)	10.12	13.48	6.41	1.47
Distributions from net investment income	(1.56)	(1.35)	(1.19)	(1.09)	(.71)
Distributions from net realized gain	(.46)	(.16)	–	–	–
Total distributions	(2.02)	(1.50)D	(1.19)	(1.09)	(.71)
Redemption fees added to paid in capitalC	–	–	–	–	–
Net asset value, end of period	$68.15	$74.73	$66.11	$53.82	$48.50
Total ReturnE,F	(6.21)%	15.47%	25.33%	13.42%	3.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.05%	.05%	.05%	.05%I
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.05%I
Expenses net of all reductions	.04%	.04%	.04%	.04%	.05%I
Net investment income (loss)	2.07%	2.12%	2.03%	2.27%	2.19%I
Supplemental Data
Net assets, end of period (in millions)	$23,860	$25,621	$22,636	$17,703	$14,629
Portfolio turnover rateJ	5%	4%	4%	4%	5%K

 A For the year ended February 29.

 B For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan 500 Index Fund Fidelity Advantage Institutional Class

Years ended February 28,	2016 A	2015	2014	2013	2012 B
Selected Per–Share Data
Net asset value, beginning of period	$74.73	$66.11	$53.83	$48.50	$47.74
Income from Investment Operations
Net investment income (loss)C	1.50	1.50	1.24	1.14	.81
Net realized and unrealized gain (loss)	(6.05)	8.64	12.24	5.29	.67
Total from investment operations	(4.55)	10.14	13.48	6.43	1.48
Distributions from net investment income	(1.57)	(1.36)	(1.20)	(1.10)	(.72)
Distributions from net realized gain	(.46)	(.16)	–	–	–
Total distributions	(2.03)	(1.52)	(1.20)	(1.10)	(.72)
Net asset value, end of period	$68.15	$74.73	$66.11	$53.83	$48.50
Total ReturnD,E	(6.19)%	15.50%	25.34%	13.46%	3.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.03%H	.03%H	.03%H	.03%H,I
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.03%H,I
Expenses net of all reductions	.02%	.02%	.02%	.02%	.03%H,I
Net investment income (loss)	2.09%	2.14%	2.05%	2.29%	2.24%I
Supplemental Data
Net assets, end of period (in millions)	$6,722	$6,217	$3,506	$1,912	$716
Portfolio turnover rateJ	5%	4%	4%	4%	5%K

 A For the year ended February 29.

 B For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount represents .025%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional shares, each of which has equal rights as to assets and voting privileges. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 29, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$35,247,247
Gross unrealized depreciation	(4,997,478)
Net unrealized appreciation (depreciation) on securities	$30,249,769
Tax Cost	$58,956,814

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$320,307
Undistributed long-term capital gain	$24,321
Net unrealized appreciation (depreciation) on securities and other investments	$30,249,769

The tax character of distributions paid was as follows:

	February 29, 2016	February 28, 2015
Ordinary Income	$1,909,653	$ 1,488,079
Long-term Capital Gains	563,349	181,095
Total	$2,473,002	$ 1,669,174

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments(variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(4,141) and a change in net unrealized appreciation (depreciation) of $(25,833) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,267,401 and $4,329,506, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$5,750
Fidelity Advantage Class	22,424
Institutional Class	6,250
$34,424

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $126 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,337.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2017.

	Expense Limitations	Reimbursement
Investor Class	.095%	$415
Fidelity Advantage Class	.050%	10,178
Institutional Class	.040%	2,601
Fidelity Advantage Institutional Class	.020%	360

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's custody expenses. During the period, these credits reduced the Fund's custody expense by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 29, 2016	Year ended February 28, 2015
From net investment income
Investor Class	$160,814	$119,301
Fidelity Advantage Class	1,067,060	823,644
Institutional Class	539,338	455,819
Fidelity Advantage Institutional Class	142,441	89,315
Total	$1,909,653	$1,488,079
From net realized gain
Investor Class	$46,603	$15,371
Fidelity Advantage Class	315,883	100,506
Institutional Class	159,647	53,616
Fidelity Advantage Institutional Class	41,216	11,602
Total	$563,349	$181,095

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015
Investor Class
Shares sold	87,341	52,600	$6,291,602	$3,663,941
Reinvestment of distributions	2,810	1,850	200,977	130,439
Shares redeemed	(76,004)	(43,534)	(5,510,721)	(3,070,864)
Net increase (decrease)	14,147	10,916	$981,858	$723,516
Fidelity Advantage Class
Shares sold	161,112	161,661	$11,549,891	$11,355,801
Reinvestment of distributions	17,921	12,217	1,282,869	860,949
Shares redeemed	(123,084)	(93,565)	(8,857,179)	(6,570,904)
Net increase (decrease)	55,949	80,313	$3,975,581	$5,645,846
Institutional Class
Shares sold	88,397	86,963	$6,327,192	$6,115,540
Reinvestment of distributions	9,762	7,236	698,986	509,435
Shares redeemed	(90,903)	(93,727)	(6,547,204)	(6,564,397)
Net increase (decrease)	7,256	472	$478,974	$60,578
Fidelity Advantage Institutional Class
Shares sold	38,579	39,216	$2,772,299	$2,755,481
Reinvestment of distributions	2,567	1,429	183,657	100,917
Shares redeemed	(25,710)	(10,476)	(1,859,569)	(735,082)
Net increase (decrease)	15,436	30,169	$1,096,387	$2,121,316

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Spartan 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan 500 Index Fund (a fund of Fidelity Concord Street Trust) at February 29, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Spartan 500 Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 15, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Investor Class	.095%
Actual		$1,000.00	$937.40	$.46
Hypothetical-C		$1,000.00	$1,024.39	$.48
Fidelity Advantage Class	.050%
Actual		$1,000.00	$937.90	$.24
Hypothetical-C		$1,000.00	$1,024.61	$.25
Institutional Class	.040%
Actual		$1,000.00	$937.90	$.19
Hypothetical-C		$1,000.00	$1,024.66	$.20
Fidelity Advantage Institutional Class	.020%
Actual		$1,000.00	$938.10	$.10
Hypothetical-C		$1,000.00	$1,024.76	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Spartan 500 Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Investor Class	04/18/16	04/15/16	$0.3480	$0.02

Fidelity Advantage Class	04/18/16	04/15/16	$0.3576	$0.02

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2016, $318,061,123, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor Class designates 100%, 97%, 97%, and 97%; and Fidelity Advantage Class designates 100%, 95%, 95%, and 95% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 100%, 100%, 100%, and 100%; and Fidelity Advantage Class designates 100%, 98%, 98%, and 98% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

UEI-ANN-0416
1.768776.115

Item 2.

Code of Ethics

As of the end of the period, February 29, 2016, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Spartan Extended Market Index Fund, Spartan International Index Fund, Spartan Total Market Index Fund and Spartan 500 Index Fund (the “Funds”):

Services Billed by PwC

February 29, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$87,000	$-	$4,600	$7,000
Spartan International Index Fund	$88,000	$-	$76,500	$6,700
Spartan Total Market Index Fund	$101,000	$-	$6,800	$11,000
Spartan 500 Index Fund	$107,000	$-	$6,300	$17,500

February 28, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$84,000	$-	$4,500	$6,900
Spartan International Index Fund	$86,000	$-	$172,800	$6,500
Spartan Total Market Index Fund	$97,000	$-	$6,500	$10,700
Spartan 500 Index Fund	$115,000	$-	$8,000	$17,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	February 29, 2016A	February 28, 2015A
Audit-Related Fees	$5,695,000	$5,900,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 29, 2016 A	February 28, 2015 A
PwC	$6,225,000	$8,335,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 26, 2016